    As Filed with the Securities and Exchange Commission on April 14, 2011
                                                           File Nos. 333-109688
                                                                       811-7924
================================================================================

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 11

                                      And

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                        Post-Effective Amendment No. 76

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT
                          (Exact Name of Registrant)

                         LINCOLN BENEFIT LIFE COMPANY
                              (Name of Depositor)

                            2940 South 84th Street
                            Lincoln, Nebraska 68506
              (Complete Address of Depositor's Principal Office)

                                 SUSAN L. LEES
                         Lincoln Benefit Life Company
                            2940 South 84th Street
                            Lincoln, Nebraska 68506
                                1-800-525-9287
               (Name and Complete Address of Agent for Service)

SECURITIES BEING OFFERED: FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

Approximate Date of Proposed Sale to the Public: as soon as practicable after the effective date of this registration statement.

It is proposed that this filing become effective:

[ ]immediately upon filing pursuant to paragraph (b) of Rule 485

[X]on May 1, 2011 pursuant to paragraph (b) of Rule 485

[ ]60 days after filing pursuant to paragraph (a) (i) of Rule 485

[ ]on       pursuant to paragraph (a) (i) of Rule 485

[ ]75 days after filing pursuant to paragraph (a)(ii) of Rule 485

[ ]on       pursuant to paragraph (a)(ii) of Rule 485

The Registrant has registered an indefinite amount of securities under the Securities Act of 1933, pursuant to Section 24 of the Investment Company Act of 1940.

================================================================================

THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
(CLASSIC, PLUS, ELITE, SELECT)

LINCOLN BENEFIT LIFE COMPANY
STREET ADDRESS: 5801 SW 6TH AVE. TOPEKA, KS 66606-0001
MAILING ADDRESS: P.O. BOX 758561, TOPEKA, KS 66675-8561
TELEPHONE NUMBER: 800-457-7617 / FAX NUMBER: 1-785-228-4584
1940 ACT FILE NUMBER: 811-07924
1933 ACT FILE NUMBER: 333-109688

                                                   PROSPECTUS DATED MAY 1, 2011

--------------------------------------------------------------------------------

Lincoln Benefit Life Company ("LINCOLN BENEFIT") is the issuer of the following individual and group flexible premium deferred variable annuity contracts (each, a "CONTRACT"):

   .   CONSULTANT SOLUTIONS CLASSIC

   .   CONSULTANT SOLUTIONS PLUS

   .   CONSULTANT SOLUTIONS ELITE

   .   CONSULTANT SOLUTIONS SELECT

EFFECTIVE NOVEMBER 30, 2006, THIS PRODUCT IS NO LONGER BEING OFFERED FOR SALE.

This prospectus contains information about each Contract that you should know before investing. Please keep it for future reference. Not all Contracts may be available in all states or through your sales representative. Please check with your sales representative for details.


Each Contract currently offers several investment alternatives ("INVESTMENT ALTERNATIVES"). The Investment Alternatives include up to 2 fixed account options ("FIXED ACCOUNT OPTIONS"), depending on the Contract, and include 46* variable sub-accounts ("VARIABLE SUB-ACCOUNTS") of the Lincoln Benefit Life Variable Annuity Account ("VARIABLE ACCOUNT"). Each Variable Sub-account invests exclusively in shares of the following underlying funds ("FUNDS"):



 AIM VARIABLE INSURANCE FUNDS (INVESCO
   VARIABLE INSURANCE FUNDS)            PIMCO VARIABLE INSURANCE TRUST

 THE ALGER PORTFOLIOS                   THE RYDEX VARIABLE TRUST

 FIDELITY(R) VARIABLE INSURANCE         T. ROWE PRICE EQUITY SERIES, INC.
   PRODUCTS
                                        VAN ECK VIP TRUST
 JANUS ASPEN SERIES
                                        THE UNIVERSAL INSTITUTIONAL FUNDS,
 LEGG MASON PARTNERS VARIABLE EQUITY      INC.
   TRUST

 LEGG MASON PARTNERS VARIABLE INCOME
   TRUST

 MFS(R) VARIABLE INSURANCE TRUST/(SM)/

 OPPENHEIMER VARIABLE ACCOUNT FUNDS



* Certain Variable Sub-Accounts are closed to Contract owners not invested in the specified Variable Sub-Accounts by a designated date. Please see pages 34-36 for more information.


Each Fund has multiple investment Portfolios ("PORTFOLIOS"). Not all of the Funds and/or Portfolios, however, may be available with your Contract. You should check with your sales representative for further information on the availability of the Funds and/or Portfolios. Your annuity application will list all available Portfolios.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract value ("CONTRACT VALUE") a credit enhancement ("CREDIT ENHANCEMENT") of up to 5% (depending on the issue age and your total purchase payments) of such purchase payment. Expenses for this Contract may be higher than a Contract without the Credit Enhancement. Over time, the amount of the Credit Enhancement may be more than offset by the fees associated with the Credit Enhancement.


WE (Lincoln Benefit) have filed a Statement of Additional Information, dated May 1, 2011, with the Securities and Exchange Commission ("SEC"). It contains more information about each Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page 76 of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally part of this prospectus, at the SEC's Web site.


                               1     PROSPECTUS

IMPORTANT  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES
  NOTICES  DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS
           PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

           THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS THAT HAVE RELATIONSHIPS WITH
           BANKS OR OTHER FINANCIAL INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
           CONTRACTS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, SUCH
           INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY. INVESTMENT IN THE CONTRACTS INVOLVES
           INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

           THE CONTRACTS ARE NOT FDIC INSURED.

                               2     PROSPECTUS

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                           PAGE
                -----------------------------------------------
                OVERVIEW
                -----------------------------------------------
                   Important Terms                           4
                -----------------------------------------------
                   Overview of Contracts                     5
                -----------------------------------------------
                   The Contracts at a Glance                 6
                -----------------------------------------------
                   How the Contracts Work                   10
                -----------------------------------------------
                   Expense Tables                           11
                -----------------------------------------------
                   Financial Information                    15
                -----------------------------------------------
                CONTRACT FEATURES
                -----------------------------------------------
                   The Contracts                            15
                -----------------------------------------------
                   Purchases                                17
                -----------------------------------------------
                   Contract Loans for 403(b) Contracts      19
                -----------------------------------------------
                   Contract Value                           20
                -----------------------------------------------
                   Investment Alternatives                  34
                -----------------------------------------------
                     The Variable Sub-accounts              34
                -----------------------------------------------
                     The Fixed Account Options              38
                -----------------------------------------------
                     Transfers                              42
                -----------------------------------------------
                   Expenses                                 45
                -----------------------------------------------
                   Access to Your Money                     50
                -----------------------------------------------


                                                                 PAGE
          -----------------------------------------------------------
             Income Payments                                      51
          -----------------------------------------------------------
             Death Benefits                                       57
          -----------------------------------------------------------
          OTHER INFORMATION
          -----------------------------------------------------------
             More Information                                     63
          -----------------------------------------------------------
             Taxes                                                67
          -----------------------------------------------------------
             About Lincoln Benefit Life Company                   75
          -----------------------------------------------------------
          STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS   76
          -----------------------------------------------------------
          APPENDIX A - CONTRACT COMPARISON CHART                  77
          -----------------------------------------------------------
          APPENDIX B - MARKET VALUE ADJUSTMENT                    78
          -----------------------------------------------------------
          APPENDIX C - EXAMPLE OF CALCULATION OF INCOME
           PROTECTION BENEFIT                                     80
          -----------------------------------------------------------
          APPENDIX D - WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH
           BENEFITS                                               81
          -----------------------------------------------------------
          APPENDIX E - CALCULATION OF ENHANCED EARNINGS DEATH
           BENEFIT                                                82
          -----------------------------------------------------------
          APPENDIX F - WITHDRAWAL ADJUSTMENT EXAMPLE -
           ACCUMULATION BENEFIT                                   84
          -----------------------------------------------------------
          APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION
           CALCULATION EXAMPLES                                   85
          -----------------------------------------------------------
          APPENDIX H - ACCUMULATION UNIT VALUES                   87
          -----------------------------------------------------------


                               3     PROSPECTUS

IMPORTANT TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                                          PAGE
                 ---------------------------------------------
                 AB Factor                                 22
                 ---------------------------------------------
                 Accumulation Benefit                      22
                 ---------------------------------------------
                 TrueReturn Accumulation Benefit Option    21
                 ---------------------------------------------
                 Accumulation Phase                        10
                 ---------------------------------------------
                 Accumulation Unit                         15
                 ---------------------------------------------
                 Accumulation Unit Value                   15
                 ---------------------------------------------
                 Annual Increase Death Benefit Option       7
                 ---------------------------------------------
                 Annuitant                                 16
                 ---------------------------------------------
                 Automatic Additions Program               17
                 ---------------------------------------------
                 Automatic Portfolio Rebalancing Program   44
                 ---------------------------------------------
                 Beneficiary                               16
                 ---------------------------------------------
                 Benefit Base                              29
                 ---------------------------------------------
                 Benefit Payment                           29
                 ---------------------------------------------
                 Benefit Payment Remaining                 29
                 ---------------------------------------------
                 Benefit Year                              29
                 ---------------------------------------------
                 Co-Annuitant                              16
                 ---------------------------------------------
                 *Contract                                 15
                 ---------------------------------------------
                 Contract Anniversary                       7
                 ---------------------------------------------
                 Contract Owner ("You")                    15
                 ---------------------------------------------
                 Contract Value                            20
                 ---------------------------------------------
                 Contract Year                              7
                 ---------------------------------------------
                 Credit Enhancement                        18
                 ---------------------------------------------
                 Dollar Cost Averaging Program             44
                 ---------------------------------------------
                 Due Proof of Death                        56
                 ---------------------------------------------
                 Enhanced Earnings Death Benefit Option    59
                 ---------------------------------------------
                 Excess of Earnings Withdrawal             59
                 ---------------------------------------------
                 Fixed Account Options                     38
                 ---------------------------------------------
                 Free Withdrawal Amount                    48
                 ---------------------------------------------
                 Funds                                      1
                 ---------------------------------------------
                 Guarantee Period Account                  39
                 ---------------------------------------------
                 Guarantee Options                         21
                 ---------------------------------------------
                 Income Plan                               51
                 ---------------------------------------------
                 Income Protection Benefit Option          54
                 ---------------------------------------------
                 In-Force Earnings                         59
                 ---------------------------------------------
                 In-Force Premium                          59
                 ---------------------------------------------


                                                                 PAGE
           ----------------------------------------------------------
           Investment Alternatives                                34
           ----------------------------------------------------------
           IRA Contract                                            7
           ----------------------------------------------------------
           Issue Date                                             10
           ----------------------------------------------------------
           Lincoln Benefit ("We")                                 66
           ----------------------------------------------------------
           Market Value Adjustment                                42
           ----------------------------------------------------------
           Maximum Anniversary Value (MAV) Death Benefit Option   59
           ----------------------------------------------------------
           Payout Phase                                           10
           ----------------------------------------------------------
           Payout Start Date                                      10
           ----------------------------------------------------------
           Payout Withdrawal                                      53
           ----------------------------------------------------------
           Portfolios                                             64
           ----------------------------------------------------------
           Qualified Contract                                     62
           ----------------------------------------------------------
           Return of Premium ("ROP") Death Benefit                57
           ----------------------------------------------------------
           Rider Application Date                                  7
           ----------------------------------------------------------
           Rider Anniversary                                      21
           ----------------------------------------------------------
           Rider Date                                             21
           ----------------------------------------------------------
           Rider Fee                                               7
           ----------------------------------------------------------
           Rider Maturity Date                                    21
           ----------------------------------------------------------
           Rider Period                                           21
           ----------------------------------------------------------
           Rider Trade-In Option                                  27
           ----------------------------------------------------------
           Right to Cancel                                        19
           ----------------------------------------------------------
           SEC                                                     1
           ----------------------------------------------------------
           Settlement Value                                       57
           ----------------------------------------------------------
           Spousal Protection Benefit (Co-Annuitant) Option       47
           ----------------------------------------------------------
           Standard Fixed Account Option                          39
           ----------------------------------------------------------
           SureIncome Withdrawal Benefit Option                   28
           ----------------------------------------------------------
           Systematic Withdrawal Program                          51
           ----------------------------------------------------------
           Tax Qualified Contract                                 70
           ----------------------------------------------------------
           Transfer Period Accounts                               32
           ----------------------------------------------------------
           Trial Examination Period                                6
           ----------------------------------------------------------
           TrueBalance/SM/ Asset Allocation Program               36
           ----------------------------------------------------------
           Withdrawal Benefit Factor                              29
           ----------------------------------------------------------
           Withdrawal Benefit Payout Phase                        30
           ----------------------------------------------------------
           Valuation Date                                         18
           ----------------------------------------------------------
           Variable Account                                       64
           ----------------------------------------------------------
           Variable Sub-account                                   34
           ----------------------------------------------------------

* In certain states a Contract may be available only as a group Contract. If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates, unless the context requires otherwise. References to "Contract" also include all four Contracts listed on the cover page of this prospectus, unless otherwise noted. However, we administer each Contract separately.

                               4     PROSPECTUS

OVERVIEW OF CONTRACTS
--------------------------------------------------------------------------------

The Contracts offer many of the same basic features and benefits. They differ primarily with respect to the charges imposed, as follows:

..   The CONSULTANT SOLUTIONS CLASSIC CONTRACT has a mortality and expense risk charge of 1.25%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 7-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS PLUS CONTRACT offers a Credit Enhancement of up to
    5% on purchase payments, a mortality and expense risk charge of 1.45%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 8.5% with an 8-year withdrawal charge period;

..   The CONSULTANT SOLUTIONS ELITE CONTRACT has a mortality and expense risk charge of 1.60%, an administrative expense charge of 0.10%*, and a withdrawal charge of up to 7% with a 3-year withdrawal charge period; and

..   The CONSULTANT SOLUTIONS SELECT CONTRACT has a mortality and expense risk charge of 1.70%, an administrative expense charge of 0.10%*, and no withdrawal charges.

Other differences among the Contracts relate to available Fixed Account Options. For a side-by-side comparison of these differences, please refer to Appendix A of this prospectus.

* The administrative expense charge may be increased, but will never exceed 0.25%. Once your Contract is issued, we will not increase the administrative expense charge for your Contract.

                               5     PROSPECTUS

THE CONTRACTS AT A GLANCE
--------------------------------------------------------------------------------

The following is a snapshot of the Contracts. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS         WE ARE NO LONGER OFFERING NEW CONTRACTS. You can add to your Contract as often and as much as you like, but each subsequent payment must be at least $1,000
                          ($100 for automatic payments).

                          We reserve the right to accept a lesser initial purchase payment amount for each Contract. We may limit the cumulative amount of purchase payments to a maximum of $1,000,000 in any Contract. You must maintain a minimum Contract
                          Value of $1,000.

                          For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement of up to 5% of such purchase payment.
----------------------------------------------------------------------------------------------------------
TRIAL EXAMINATION PERIOD  You may cancel your Contract within 20 days of receipt or any longer period as your state may require ("TRIAL EXAMINATION PERIOD"). Upon cancellation, we will return your purchase payments adjusted, to the extent federal or state law permits, to reflect the investment experience of any amounts allocated to the
                          Variable Account, including the deduction of mortality and expense risk charges and administrative expense charges. If you cancel your Contract during the
                          Trial Examination Period, the amount we refund to you will not include any
                          Credit Enhancement. See "Trial Examination Period" for details.
----------------------------------------------------------------------------------------------------------
EXPENSES                  Each Portfolio pays expenses that you will bear indirectly if you invest in a
                          Variable Sub-account. You also will bear the following expenses:

                          CONSULTANT SOLUTIONS CLASSIC CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.25% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS PLUS CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.45% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 8.5% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS ELITE CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.60% of average daily net assets.

                          .   Withdrawal charges ranging from 0% to 7% of purchase payments withdrawn.

                          CONSULTANT SOLUTIONS SELECT CONTRACTS

                          .   Annual mortality and expense risk charge equal to 1.70% of average daily net assets.

                          .   No withdrawal charges.

                               6     PROSPECTUS

  ALL CONTRACTS

  . Annual administrative expense charge of 0.10% average daily net assets (up to 0.25% for future Contracts).

  . Annual contract maintenance charge of $40 (reduced to $30 if Contract Value is at least $2000, and waived in certain cases).

  .   If you select the MAXIMUM ANNIVERSARY VALUE (MAV) ENHANCED DEATH BENEFIT
      OPTION ("MAV DEATH BENEFIT OPTION") you will pay an additional mortality and expense risk charge of 0.20% (up to 0.50% for Options added in the future).

  .   If you select the Annual Increase Enhanced Death Benefit Option ("ANNUAL
      INCREASE DEATH BENEFIT OPTION"), you will pay an additional mortality and expense risk charge of 0.30% (up to 0.50% for options added in the future).

  . If you select the ENHANCED EARNINGS DEATH BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.25% or 0.40% (up to 0.35% or 0.50% for Options added in the future) depending on the age of the oldest Owner, the Co-Annuitant, and/or oldest Annuitant on the date we receive the completed application or request to add the benefit, whichever is later ("RIDER APPLICATION DATE").

  . If you select the TRUERETURN ACCUMULATION BENEFIT OPTION you would pay an additional annual fee ("RIDER FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE in effect on each Contract anniversary
      ("CONTRACT ANNIVERSARY") during the Rider Period. You may not select the TrueReturn Accumulation Benefit Option together with the SureIncome
      Withdrawal Benefit Option.

  .   If you select the SUREINCOME WITHDRAWAL BENEFIT OPTION ("SUREINCOME
      OPTION") you would pay an additional annual fee ("SUREINCOME OPTION FEE") of 0.50% (up to 1.25% for Options added in the future) of the BENEFIT BASE on each Contract Anniversary (See the SureIncome Option Fee section). You may not select the SureIncome Option together with the TrueReturn
      Accumulation Benefit Option.

  . If you select the INCOME PROTECTION BENEFIT OPTION you will pay an additional mortality and expense risk charge of 0.50% (up to 0.75% for Options added in the future) during the Payout Phase of your Contract.

  . If you select the SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION you would pay an additional annual fee ("RIDER FEE") of 0.10% (up to 0.15% for Options added in the future) of the Contract Value ("CONTRACT VALUE") on each Contract Anniversary. This Option is available only for Individual
      Retirement Annuity ("IRA") Contracts qualified under Section 408 of the
      Internal Revenue Code. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant)
      Option at any time. NO RIDER FEE IS CHARGED FOR THE SPOUSAL PROTECTION
      BENEFIT (CO-ANNUITANT) OPTION FOR CONTRACT OWNERS WHO ADDED THE OPTION
      PRIOR TO MAY 1, 2005.

  . Transfer fee equal to 1.00% (subject to increase to up to 2.00%) of the amount transferred after the 12/th/ transfer in any Contract Year
      ("CONTRACT YEAR"), but not more than $25. A Contract Year is measured from the date we issue your Contract or a Contract Anniversary.

  .   State premium tax (if your state imposes one)

  .   NOT ALL OPTIONS ARE AVAILABLE IN ALL STATES

  .   WE MAY DISCONTINUE OFFERING ANY OF THESE OPTIONS AT ANY TIME.
----------------------------------------------------------------------------------

                               7     PROSPECTUS

-----------------------------------------------------------------------------------------------------------
INVESTMENT ALTERNATIVES  Each Contract offers several investment alternatives including:

                         .   up to 2 Fixed Account Options that credit interest at rates we guarantee,
                             and

                         .   46 Variable Sub-accounts investing in Portfolios offering professional money management by these investment advisers:

                            .   Invesco Advisers, Inc.

                            .   Fred Alger Management, Inc.

                            .   Fidelity Management & Research Company

                            .   Janus Capital Management LLC

                            .   MFS(TM) Investment Management

                            .   OppenheimerFunds, Inc.

                            .   Pacific Investment Management Company LLC

                            .   Security Global Investors (formerly Rydex Investments)

                            .   Legg Mason Partners Fund Advisor, LLC

                            .   T. Rowe Price Associates, Inc.

                            .   Van Eck Associates Corporation

                            .   Van Kampen Asset Management

                            .   Morgan Stanley Investment Management, Inc./(1)/

                            (1) Morgan Stanley Investment Management Inc., the adviser to the UIF
                            Portfolios, does business in certain instances using the name Van Kampen.

                         Not all Fixed Account Options are available in all states or with all Contracts.

                         To find out current rates being paid on the Fixed Account Option(s), or to find out how the Variable Sub-accounts have performed, please call us at
                         800-457-7617.
-----------------------------------------------------------------------------------------------------------
SPECIAL SERVICES         For your convenience, we offer these special services:

                         .   AUTOMATIC PORTFOLIO REBALANCING PROGRAM

                         .   AUTOMATIC ADDITIONS PROGRAM

                         .   DOLLAR COST AVERAGING PROGRAM

                         .   SYSTEMATIC WITHDRAWAL PROGRAM

                         .   TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
-----------------------------------------------------------------------------------------------------------
INCOME PAYMENTS          You can choose fixed income payments, variable income payments, or a combination of the two. You can receive your income payments in one of the following ways (you may select more than one income plan):

                         .   life income with guaranteed number of payments

                         .   joint and survivor life income with guaranteed number of payments

                         .   guaranteed number of payments for a specified period

                         .   life income with cash refund

                         .   joint life income with cash refund

                         .   life income with installment refund

                         .   joint life income with installment refund

                         In addition, we offer an Income Protection Benefit Option that guarantees that your variable income payments will not fall below a certain level.
-----------------------------------------------------------------------------------------------------------

                               8     PROSPECTUS

------------------------------------------------------------------------------------------------
DEATH BENEFITS  If you die before the Payout Start Date, we will pay a death benefit subject to the conditions described in the Contract. In addition to the death benefit included in your Contract ("ROP DEATH BENEFIT"), the death benefit options we currently offer include:

                .   MAV DEATH BENEFIT OPTION;

                .   ANNUAL INCREASE DEATH BENEFIT OPTION; AND

                .   ENHANCED EARNINGS DEATH BENEFIT OPTION.
------------------------------------------------------------------------------------------------
TRANSFERS       Before the Payout Start Date, you may transfer your Contract Value among the investment alternatives, with certain restrictions. The minimum amount you may transfer is $100 or the amount remaining in the investment alternative, if less. The minimum amount that can be transferred into the Standard Fixed
                Account or Market Value Adjusted Account Options is $100.

                A charge may apply after the 12/th/ transfer in each Contract Year.
------------------------------------------------------------------------------------------------
WITHDRAWALS     You may withdraw some or all of your Contract Value at any time during the
                Accumulation Phase and during the Payout Phase in certain cases. In general, you must withdraw at least $50 at a time. If any withdrawal reduces your
                Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is in effect under your Contract. Withdrawals taken prior to annuitization
                (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge and a MARKET VALUE ADJUSTMENT may also apply.
------------------------------------------------------------------------------------------------

                               9     PROSPECTUS

HOW THE CONTRACTS WORK
--------------------------------------------------------------------------------

Each Contract basically works in two ways.

First, each Contract can help you (we assume you are the "CONTRACT OWNER") save for retirement because you can invest in your Contract's investment alternatives and generally pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "ACCUMULATION PHASE" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "ISSUE DATE") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase, you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or Fixed Account Options. If you invest in a Fixed Account Option, you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts, your investment return will vary up or down depending on the performance of the corresponding Portfolios.


Second, each Contract can help you plan for retirement because you can use it to receive retirement income for life and/or for a pre-set number of years, by selecting one of the income payment options (we call these "INCOME PLANS") described on page 51. You receive income payments during what we call the "PAYOUT PHASE" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.


The timeline below illustrates how you might use your Contract.

                                  [FLOW CHART]



Other income payment options are also available. See "INCOME PAYMENTS."

As the Contract Owner, you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract Owner or, if there is none, the BENEFICIARY will exercise the rights and privileges provided by the Contract. See "The Contracts." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract Owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 800-457-7617 if you have any question about how the Contracts work.

                               10     PROSPECTUS

EXPENSE TABLES
--------------------------------------------------------------------------------

THE TABLE BELOW LISTS THE EXPENSES THAT YOU WILL BEAR DIRECTLY OR INDIRECTLY WHEN YOU BUY A CONTRACT. THE TABLE AND THE EXAMPLES THAT FOLLOW DO NOT REFLECT PREMIUM TAXES THAT MAY BE IMPOSED BY THE STATE WHERE YOU RESIDE. FOR MORE INFORMATION ABOUT VARIABLE ACCOUNT EXPENSES, SEE "EXPENSES," BELOW. FOR MORE INFORMATION ABOUT PORTFOLIO EXPENSES, PLEASE REFER TO THE PROSPECTUSES FOR THE PORTFOLIOS.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

                                     Number of Complete Years Since We Received the Purchase Payment
                                        Being Withdrawn/Applicable Charge:
 ----------------------------------------------------------------------------------------------------
 Contract:                             0       1       2       3       4      5    6       7    8+
 Consultant Solutions Classic          7%      7%      6%      5%      4%     3%   2%      0%    0%
 Consultant Solutions Plus           8.5%    8.5%    8.5%    7.5%    6.5%   5.5%   4%    2.5%    0%
 Consultant Solutions Elite:           7%      6%      5%      0%      0%     0%   0%      0%    0%
 Consultant Solutions Select:                          None

 All Contracts:
 Annual Contract Maintenance Charge                    $40**
 Transfer Fee                        up to 2.00% of the amount transferred, but not more than $25***
 Premium Taxes                          0% to 4.00% of Purchase Payment****
 Loan Interest Rate                                 7.25%*****

* Each Contract Year, you may withdraw a portion of your purchase payments (and/or your earnings, in the case of Charitable Remainder Trusts) without incurring a withdrawal charge ("Free Withdrawal Amount"). See "Withdrawal Charges" for more information.

** Reduced to $30 if Contract Value is not less than $2000, and waived in certain cases. See "Expenses."

*** Applies solely to the 13th and subsequent transfers within a Contract Year, excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently assessing a transfer fee of 1.00% of the amount transferred, however, we reserve the right to raise the transfer fee to up to 2.00% of the amount transferred. The transfer fee will never be greater than $25.

**** Some States charge premium taxes that generally range from 0 to 4%. We are responsible for paying these taxes, and will deduct them from your Contract Value. Our current practice is to not charge for these taxes until the Payout Start Date or surrender of the Contract. See "Premium Taxes" for more information.

***** For more information, see "Contract Loans for 403(b) Contracts." The loan interest rate is subject to change.

VARIABLE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF AVERAGE DAILY NET ASSET VALUE DEDUCTED FROM EACH VARIABLE SUB-ACCOUNT)

If you select the basic Contract without any optional benefits, your Variable Account expenses would be as follows:

                                                             Mortality and Expense  Administrative   Total Variable Account
Basic Contract (without any optional benefit)                    Risk Charge        Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        1.25%               0.10%                1.35%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           1.45%               0.10%                1.55%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          1.60%               0.10%                1.70%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         1.70%               0.10%                1.80%
----------------------------------------------------------------------------------------------------------------------------

* We reserve the right to raise the administrative expense charge to 0.25%. If we increase this charge, we will amend the prospectus, accordingly. However, we will not increase the charge once we issue your Contract.

Each Contract also offers optional riders that may be added to the Contract. For each optional rider you select, you would pay the following additional mortality and expense risk charge associated with each rider.

 MAV Death Benefit Option               Currently 0.20%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Annual Increase Death Benefit Option   Currently 0.30%, up to a maximum of
                                        0.50% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.25%, up to a maximum of
 Option (issue age 0-70)                0.35% for Options added in the future
                                        *
 Enhanced Earnings Death Benefit        Currently 0.40%, up to a maximum of
 Option (issue age 71-79)               0.50% for Options added in the future
                                        *

                               11     PROSPECTUS

If you select the Options with the highest possible combination of mortality and expense risk charges during the Accumulation Phase, your Variable Account expenses would be as follows, assuming current expenses:

Contract with the MAV Death Benefit Option,
Annual Increase Death Benefit Option, and                    Mortality and Expense  Administrative   Total Variable Account
Enhanced Earnings Death Benefit Option (issue age 71-79)         Risk Charge*       Expense Charge*     Annual Expense
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Classic                                        2.15%               0.10%                2.25%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Plus                                           2.35%               0.10%                2.45%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Elite                                          2.50%               0.10%                2.60%
----------------------------------------------------------------------------------------------------------------------------
Consultant Solutions Select                                         2.60%               0.10%                2.70%
----------------------------------------------------------------------------------------------------------------------------

* As described above the administrative expense charge and the mortality and expense charge for certain Options may be higher in the future if you add this Option to your Contract. However, we will not increase the administrative expense charge once we issue your Contract, and we will not increase the charge for an Option once we add the Option to your Contract. If we increase any of these charges, we will amend the prospectus, accordingly.

TRUERETURN ACCUMULATION BENEFIT OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

TrueReturn Accumulation Benefit Option                       Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                               for Options added in
                                                                      the future. *
------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "TrueReturn Accumulation Benefit Option" for details.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION ANNUAL FEE

(ANNUAL RATE AS A PERCENTAGE OF CONTRACT VALUE ON A CONTRACT ANNIVERSARY)

Spousal Protection Benefit (Co-Annuitant) Option             Currently 0.10%, up to
                                                                 a maximum of 0.15%
                                                               for Options added in
                                                                       the future *
------------------------------------------------------------------------------------

* For Options added on or after 5/1/2005. If we increase this charge, we will amend the prospectus, accordingly. See "Spousal Protection Benefit (Co-Annuitant) Option" for details.

SUREINCOME OPTION FEE

(ANNUAL RATE AS A PERCENTAGE OF BENEFIT BASE ON A CONTRACT ANNIVERSARY)

SureIncome Withdrawal Benefit Option                         Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                                     for SureIncome
                                                               Options added in the
                                                                           future *
------------------------------------------------------------------------------------

* If we increase this charge, we will amend the prospectus, accordingly. See "SureIncome Withdrawal Benefit Option" for details.

INCOME PROTECTION BENEFIT OPTION FEE (PAYOUT PHASE ONLY)*

(AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS)

Income Protection Benefit Option                             Currently 0.50%, up to
                                                                 a maximum of 1.25%
                                                               for Options added in
                                                                        the future*
------------------------------------------------------------------------------------

* See "Income Payments - Income Protection Benefit Option," below, for a description of the Income Protection Benefit Option. You may add this Option when you elect to receive annuity benefits. We begin to deduct the charge for this Option on the Payout Start Date. Currently, the charge for this Option is 0.50% of the average daily net Variable Account assets supporting the variable income payments to which the Income Protection Benefit Option applies. We will charge you the Option charge in effect when you choose to apply this Option to your Contract. We reserve the right to raise the Income Protection Benefit Option charge to up to 0.75%. If we increase this charge, we will amend the prospectus accordingly. Once your Income Protection Benefit Option is in effect, however, we will not change the option charge you will pay for this Option. See "Expenses - Mortality and Expense Risk Charge," below, for details.

                               12     PROSPECTUS

PORTFOLIO ANNUAL EXPENSES - MINIMUM AND MAXIMUM

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. Advisors and/or other service providers of certain Portfolios may have agreed to waive their fees and/or reimburse Portfolio expenses in order to keep the Portfolios' expenses below specified limits. The range of expenses shown in this table does not show the effect of any such fee waiver or expense reimbursement. More detail concerning each Portfolio's fees and expenses appears in the second table below and in the prospectus for each Portfolio.


                                                               Minimum Maximum
  ----------------------------------------------------------------------------
  Total Annual Portfolio Operating Expenses/(1)/ (expenses
  that are deducted from Portfolio assets, which may include management fees, distribution and/or services (12b-1) fees,
  and other expenses)                                           0.47%   3.21%
  ----------------------------------------------------------------------------



(1)Expenses are shown as a percentage of Portfolio average daily net assets (before any waiver or reimbursement) as of December 31, 2010.


EXAMPLE 1

This Example is intended to help you compare the cost of investing in the Contracts with the cost of investing in other variable annuity contracts. These costs include Contract owner transaction expenses, Contract fees, Variable Account annual expenses, and Portfolio fees and expenses.

The example shows the dollar amount of expenses that you would bear directly or indirectly if you:

..   invested $10,000 in the Contract for the time periods indicated;

..   earned a 5% annual return on your investment;

..   surrendered your Contract, or you began receiving income payments for a specified period of less than 120 months, at the end of each time period;

..   elected the MAV Death Benefit Option and the Annual Increase Death Benefit
    Option;

..   elected the Enhanced Earnings Death Benefit Option (assuming issue age
    71-79);

..   elected the Spousal Protection Benefit (Co-Annuitant) Option; and

..   elected the TrueReturn Accumulation Benefit Option or SureIncome Withdrawal
    Benefit Option.

THE EXAMPLE DOES NOT INCLUDE ANY TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT.

The first line of the example assumes that the maximum fees and expenses of any of the Portfolios are charged. The second line of the example assumes that the minimum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,331 $2,692  $3,935   $6,987  $1,475 $2,950  $4,216   $7,088
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,072 $1,963  $2,797   $5,100  $1,217 $2,226  $3,090   $5,241
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses  $1,361 $2,690  $3,720   $7,173  $  779 $2,299  $3,772   $7,256
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses  $1,104 $1,969  $2,603   $5,356  $  522 $1,581  $2,662   $5,463
------------------------------------------------------------------------------------------


                               13     PROSPECTUS

EXAMPLE 2

This Example uses the same assumptions as Example 1 above, except that it assumes you decided not to surrender your Contract, or you began receiving income payments for a specified period of at least 120 months, at the end of each time period.


                            Consultant Solutions Classic      Consultant Solutions Plus
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $736  $2,182  $3,595   $6,987   $753  $2,228  $3,663   $7,088
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $477  $1,453  $2,457   $5,100   $495  $1,503  $2,537   $5,241
------------------------------------------------------------------------------------------

                             Consultant Solutions Elite      Consultant Solutions Select
                           1 Year 3 Years 5 Years 10 Years 1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------------------
Costs Based on Maximum
Annual Portfolio Expenses   $766  $2,265  $3,720   $7,173   $779  $2,299  $3,772   $7,256
------------------------------------------------------------------------------------------
Costs Based on Minimum
Annual Portfolio Expenses   $509  $1,544  $2,603   $5,356   $522  $1,581  $2,662   $5,463
------------------------------------------------------------------------------------------


PLEASE REMEMBER THAT YOU ARE LOOKING AT EXAMPLES AND NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR RATE OF RETURN MAY BE HIGHER OR LOWER THAN 5%, WHICH IS NOT GUARANTEED. THE EXAMPLES DO NOT ASSUME THAT ANY PORTFOLIO EXPENSE WAIVERS OR REIMBURSEMENT ARRANGEMENTS ARE IN EFFECT FOR THE PERIODS PRESENTED. THE EXAMPLES REFLECT THE FREE WITHDRAWAL AMOUNTS, IF APPLICABLE, AND THE DEDUCTION OF THE ANNUAL CONTRACT MAINTENANCE CHARGE OF $30 EACH YEAR. THE ABOVE EXAMPLES ASSUME YOU HAVE SELECTED THE MAV DEATH BENEFIT OPTION, THE ANNUAL INCREASE DEATH BENEFIT OPTION, THE ENHANCED EARNINGS DEATH BENEFIT OPTION (ASSUMING THE OLDEST CONTRACT OWNER AND CO-ANNUITANT, OR, IF THE CONTRACT OWNER IS A NON-LIVING PERSON, THE OLDEST ANNUITANT, ARE AGE 71 OR OLDER, AND ALL ARE AGE 79 OR YOUNGER ON THE RIDER APPLICATION DATE), THE SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION, AND THE TRUERETURN ACCUMULATION BENEFIT OPTION OR SUREINCOME WITHDRAWAL BENEFIT OPTION. IF ANY OR ALL OF THESE FEATURES WERE NOT ELECTED, THE EXPENSE FIGURES SHOWN ABOVE WOULD BE SLIGHTLY LOWER.

                               14     PROSPECTUS

FINANCIAL INFORMATION
--------------------------------------------------------------------------------

To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase, we use a unit of measure we call the "ACCUMULATION UNIT." Each Variable Sub-Account has a separate value for its Accumulation Units we call "ACCUMULATION UNIT VALUE." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

Accumulation Unit Values for the lowest and highest available combinations of Contract charges that affect Accumulation Unit Values for each Contract are shown in Appendix H of this prospectus. The Statement of Additional Information contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The financial statements of Lincoln Benefit and the financial statements of the Variable Account, which are comprised of the financial statements of the underlying sub-accounts, appear in the Statement of Additional Information.


THE CONTRACTS
--------------------------------------------------------------------------------

CONTRACT OWNER
Each CONTRACT is an agreement between you, the Contract Owner, and Lincoln Benefit, a life insurance company. As the Contract Owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

..   the investment alternatives during the Accumulation and Payout Phases,

..   the amount and timing of your purchase payments and withdrawals,

..   the programs you want to use to invest or withdraw money,

..   the income payment plan(s) you want to use to receive retirement income,

..   the Annuitant (either yourself or someone else) on whose life the income payments will be based,

..   the Beneficiary or Beneficiaries who will receive the benefits that the
    Contract provides when the last surviving Contract Owner dies, or, if the Contract Owner is a non-living person, an Annuitant dies, and

..   any other rights that the Contract provides, including restricting income payments to Beneficiaries.

If you die prior to the Payout Start Date, any surviving joint Contract Owner, or, if none, the Beneficiary, may exercise the rights and privileges provided to them by the Contract. If the sole surviving Contract Owner dies after the Payout Start Date, the Primary Beneficiary will receive any guaranteed income payments scheduled to continue.

If the Annuitant dies prior to the Payout Start Date and the Contract Owner is a non-living person, we will pay the death benefit to the current Contract Owner.

The Contract cannot be jointly owned by both a living and a non-living person. The CONSULTANT SOLUTIONS SELECT is not available for purchase by non-living persons. The maximum age of any Contract Owner on the date we receive the completed application for each Contract is 90.

If you select the MAV Death Benefit Option, the Annual Increase Death Benefit Option, or the Enhanced Earnings Death Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently 79. If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 90. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Contract Owner on the Rider Application Date is currently age 85.

The Contract can also be purchased as an IRA or TSA (also known as a 403(b)). The endorsements required to qualify these annuities under the Code may limit or modify your rights and privileges under the Contract. We use the term "QUALIFIED CONTRACT" to refer to a Contract issued as an IRA, 403(b), or with a Qualified Plan.

Except for certain Qualified Contracts, you may change the Contract Owner at any time by written notice in a form satisfactory to us. Until we receive your written notice to change the Contract Owner, we are entitled to rely on the most recent information in our files. We will provide a change of ownership form to be signed by you and filed with us. Once we accept the change, the change will take effect as of the date you signed the request. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change the Contract Owner, you should deliver your written notice to us promptly. Each change is subject to any payment we make or other action we take before we accept it. Changing ownership of this Contract may cause adverse tax consequences and may not be allowed under Qualified Contracts. Please consult with a competent tax advisor prior to making a request for a change of Contract Owner.

                               15     PROSPECTUS

ANNUITANT
The ANNUITANT is the individual whose age determines the latest Payout Start Date and whose life determines the amount and duration of income payments (other than under Income Plan 3). If the Contract is a Non-Qualified Contract, you also may designate a joint Annuitant, who is a second person on whose life income payments depend. Additional restrictions may apply in the case of Qualified Plans. The maximum age of the Annuitant on the date we receive the completed application for each Contract is 90.

If the Owner is a living person, the Owner may change the Annuitant before the Payout Start Date by written request in a form satisfactory to us. Once we accept a change, it takes effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it.

If you select the MAV Death Benefit Option, Annual Increase Death Benefit Option, or Enhanced Earnings Death Benefit Option, the maximum age of any Annuitant on the Rider Application Date is 79.

If you select the Spousal Protection Benefit (Co-Annuitant) Option, the maximum age of any Annuitant on the Rider Application date is age 90. If you select the Income Protection Benefit Option, the oldest Annuitant and joint Annuitant (if applicable) must be age 75 or younger on the Payout Start Date. If you select the SureIncome Withdrawal Benefit Option, the maximum age of any Annuitant on the Rider Application Date is currently age 85.

If you select an Income Plan that depends on the Annuitant or a joint Annuitant's life, we may require proof of age and sex before income payments begin and proof that the Annuitant or joint Annuitant is still alive before we make each payment.

CO-ANNUITANT
Contract Owners of IRA Contracts that meet the following conditions and that elect the Spousal Protection Benefit Option must name their spouse as a CO-ANNUITANT:

..   the individually owned Contract must be either a traditional, Roth or
    Simplified Employee Pension IRA;

..   the Contract Owner must be age 90 or younger on the Rider Application Date;

..   and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date; and

..   the Co-Annuitant must be the sole Primary Beneficiary under the Contract.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant during the Accumulation Phase, except the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply upon the death of the Co-Annuitant. If you are single when you purchase this Contract, and are married later, you may add the Spousal Protection Benefit Option within six months of your marriage only if you provide proof of marriage in a form satisfactory to us. You may change the Co-Annuitant to a new spouse within six months of re-marriage only if you provide proof of remarriage in a form satisfactory to us. At any time, there may only be one Co-Annuitant under your Contract. The Co-Annuitant will be considered an Owner for the purposes of determining the age or birthday of the Owners under the MAV Death Benefit Option, the Annual Increase Death Benefit Option and the Enhanced Earnings Death Benefit Option. See "Spousal Protection Benefit Option and Death of Co-Annuitant" for more information.

BENEFICIARY
You may name one or more Primary and Contingent Beneficiaries when you apply for a Contract. The Primary Beneficiary is the person who may, in accordance with the terms of the Contract, elect to receive the death settlement ("DEATH PROCEEDS") or become the new Contract Owner pursuant to the Contract if the sole surviving Contract Owner dies before the Payout Start Date. If the sole surviving Contract Owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue. A Contingent Beneficiary is the person selected by the Contract Owner who will exercise the rights of the Primary Beneficiary if all named Primary Beneficiaries die before the death of the sole surviving Contract Owner.

You may change or add Beneficiaries at any time, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed by you and filed with us. After we accept the form, the change of Beneficiary will be effective as of the date you signed the form. Until we accept your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable for any payment or settlement made prior to accepting the change. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly. Each Beneficiary change is subject to any payment made by us or any other action we take before we accept the change.

You may restrict income payments to Beneficiaries. We will provide a form to be signed by you and filed with us. Once we accept the form, the restriction will take effect as of the date you signed the request. Any restriction is subject to any payment made by us or any other action we take before we accept the request.

If you did not name a Beneficiary or, unless otherwise provided in the Beneficiary designation, if a named Beneficiary is no longer living and there are no other surviving Primary or Contingent Beneficiaries when the

                               16     PROSPECTUS
sole surviving Contract Owner dies, the new Beneficiary will be:

..   your spouse or, if he or she is no longer living,

..   your surviving children equally, or if you have no surviving children,

..   your estate.

If more than one Beneficiary survives you, we will divide the death benefit among the surviving Beneficiaries according to your most recent written instructions. If you have not given us written instructions in a form satisfactory to us, we will pay the death benefit in equal amounts to the surviving Beneficiaries. If there is more than one Beneficiary in a class (e.g., more than one Primary Beneficiary) and one of the Beneficiaries predeceases the Contract Owner (the Annuitant if the Contract owner is not a living person), the remaining Beneficiaries in that class will divide the deceased Beneficiary's share in proportion to the original share of the remaining Beneficiaries.

For purposes of this Contract, in determining whether a living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person A") has survived another living person, including a Contract Owner, Primary Beneficiary, Contingent Beneficiary, or Annuitant ("Living Person B"), Living Person A must survive Living Person B by at least 24 hours. Otherwise, Living Person A will be conclusively deemed to have predeceased Living Person B.

Where there are multiple Beneficiaries, we will only value the death proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any death proceed amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk. If there is more than one Beneficiary taking shares of the death proceeds, each Beneficiary will be treated as a separate and independent owner of his or her respective share of the death proceeds. Each Beneficiary will exercise all rights related to his or her share of the death proceeds, including the sole right to select a death settlement option, subject to any restrictions previously placed upon the Beneficiary. Each Beneficiary may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the death settlement option chosen by the original Beneficiary.

If there is more than one Beneficiary and one of the Beneficiaries is a corporation, trust or other non-living person, all Beneficiaries will be considered to be non-living persons.

MODIFICATION OF THE CONTRACT
Only a Lincoln Benefit officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT
You may not assign an interest in this Contract as collateral or security for a loan. However, you may assign periodic income payments under this Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are due. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN PERIODIC INCOME PAYMENTS UNDER YOUR CONTRACT.

PURCHASES
--------------------------------------------------------------------------------


MINIMUM PURCHASE PAYMENTS
The minimum initial purchase payment for Classic Contracts is $1,200 (Qualified or Non-Qualified Contracts); the minimum initial purchase payment for all other Non-Qualified Contracts is $10,000, ($2,000 for Qualified Contracts). All subsequent purchase payments under a Contract must be $1,000 or more ($100 for automatic payments). For CONSULTANT SOLUTIONS PLUS CONTRACTS, purchase payments do not include any Credit Enhancements. You may make purchase payments at any time prior to the Payout Start Date; however, any additional payments after the initial purchase payment may be limited in some states. Please consult with your representative for details. The total amount of purchase payments we will accept for each Contract without our prior approval is $1,000,000. We reserve the right to accept a lesser initial purchase payment amount or lesser subsequent purchase payment amounts. We reserve the right to limit the availability of the investment alternatives for additional investments. We also reserve the right to reject any application. We may apply certain limitations, restrictions, and/or underwriting standards as a condition of our issuance of a Contract and/or acceptance of purchase payments.

AUTOMATIC ADDITIONS PROGRAM
You may make subsequent purchase payments of $100 or more per month by automatically transferring money from your bank account. Please consult with your sales representative for detailed information. The AUTOMATIC

                               17     PROSPECTUS

ADDITIONS PROGRAM is not available for making purchase payments into the Dollar Cost Averaging Fixed Account Option.

ALLOCATION OF PURCHASE PAYMENTS
At the time you apply for a Contract, you must decide how to allocate your purchase payment among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percents that total 100% or in whole dollars. You can change your allocations by calling 1-800-457-7617.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that can be allocated during any single day to certain selected funds is $25,000. Please see the current list of funds affected by this restriction on page 27.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our home office. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract at the close of the business day on which we receive the purchase payment at our home office.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "VALUATION DATES." Our business day closes when the New York Stock Exchange closes for regular trading, usually 4:00 p.m. Eastern Time (3:00 p.m. Central
Time). If we receive your purchase payment after 3:00 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed for the next Valuation Date.

There may be circumstances where the New York Stock Exchange is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Contract Value may fluctuate based on changes in the Accumulation Unit Values, but you may not be able to transfer Contract Value, or make a purchase or redemption request.

With respect to both your initial purchase payment and any subsequent purchase payment that is pending investment in our Variable Account, we may hold the amount temporarily in a suspense account and may earn interest on amounts held in that suspense account. You will not be credited with any interest on amounts held in that suspense account.

CREDIT ENHANCEMENT
For CONSULTANT SOLUTIONS PLUS CONTRACTS, each time you make a purchase payment, we will add to your Contract Value a Credit Enhancement equal to 4% of the purchase payment if the oldest Contract Owner, or, if the Contract Owner is a non-living person, the oldest Annuitant, is age 85 or younger on the date we receive the completed application for the Contract ("Application Date"). If the oldest Contract Owner or, if the Owner is a non-living person, the oldest Annuitant is age 86 or older and 90 or younger on the Application Date, we will add to your Contract Value a Credit Enhancement equal to 2% of the purchase payment. The thresholds apply individually to each CONSULTANT SOLUTIONS PLUS CONTRACT you own. The additional Credit Enhancements and their corresponding thresholds are as follows:

                 ADDITIONAL CREDIT           CUMULATIVE PURCHASE
                ENHANCEMENT FOR LARGE      PAYMENTS LESS CUMULATIVE
                     CONTRACTS             WITHDRAWALS MUST EXCEED:
            0.50% of the purchase payment         $  500,000
            1.00% of the purchase payment         $1,000,000

If, during the first Contract Year only, the cumulative purchase payments less cumulative withdrawals exceed the thresholds, the additional credit enhancement will apply to prior purchase payments, less cumulative withdrawals, and will be added to the Contract Value as of the date of the most recent purchase payment. The additional credit enhancement will be applied only once to any given purchase payment, current or prior.

If you exercise your right to cancel the Contract during the Trial Examination Period, the amount we refund to you will not include any Credit Enhancement. See "TRIAL EXAMINATION PERIOD" below for details. The CONSULTANT SOLUTIONS PLUS CONTRACT may not be available in all states.

We will allocate any Credit Enhancements to the investment alternatives according to the allocation instructions you have on file with us at the time we receive your purchase payment. We will allocate each Credit Enhancement among the investment alternatives in the same proportions as the most recent purchase payment. We do not consider Credit Enhancements to be investments in the Contract for income tax purposes.

We use a portion of the withdrawal charge and mortality and expense risk charge to help recover the cost of providing the Credit Enhancement under the Contract. See "Expenses." Under certain circumstances (such as a period of poor market performance) the cost associated with the Credit Enhancement may exceed the sum of the

                               18     PROSPECTUS

Credit Enhancement and any related earnings. You should consider this possibility before purchasing the Contract.

TRIAL EXAMINATION PERIOD
You may cancel your Contract by providing us with written notice within the Trial Examination Period, which is the 20 day period after you receive the Contract, or such longer period that your state may require. If you exercise this "RIGHT TO CANCEL," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account. We also will return your purchase payments allocated to the Variable Account adjusted, to the extent federal or state law permits, to reflect investment gain or loss, including the deduction of mortality and expense risk charges and administrative expense charges, that occurred from the date of allocation through the date of cancellation. If your Contract is qualified under Code
Section 408(b), we will refund the greater of any purchase payments or the Contract Value.

For CONSULTANT SOLUTIONS PLUS CONTRACTS, we have received regulatory relief to enable us to recover the amount of any Credit Enhancement applied to Contracts that are cancelled during the Trial Examination Period. The amount we return to you upon exercise of this Right to Cancel will not include any Credit Enhancement. In states where required, we will return the amount of your purchase payments. In other states, we will return the amount of your purchase payments, reduced by the amount of any mortality and expense risk charges and administrative expense charges deducted prior to cancellation, and adjusted by any investment gain or loss associated with:

..   your Variable Account purchase payments; and

..   any portion of the Credit Enhancement assigned to the Variable Sub-accounts.

We reserve the right to allocate your purchase payments to the PIMCO VIT Money Market - Administrative Shares Sub-Account during the Trial Examination Period. For Contracts purchased in California by persons age 60 and older, you may elect to defer until the end of the Trial Examination Period allocation of your purchase payment to the Variable Sub-accounts. Unless you instruct otherwise, upon making this election, your purchase payment will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. On the next Valuation Date 40 day after the issue date, your Contract Value will then be reallocated in accordance with your most recent investment allocation instructions.

State laws vary and may require a different period, other variations or adjustments. Please refer to your Contract for any state specific information.

CONTRACT LOANS FOR 403(B) CONTRACTS
--------------------------------------------------------------------------------


Subject to the restrictions described below, we will make loans to the Contract Owner of a Contract used in connection with a Tax Sheltered Annuity Plan ("TSA Plan") under Section 403(b) of the Internal Revenue Code. Such loans may not be available in all states. Loans are not available under non-qualified Contracts. We will only make loans after the right to cancel period and before the Payout Start Date. All loans are subject to the terms of the Contract, the relevant qualified plan, and the Internal Revenue Code, which impose restrictions on loans. Loans may not be available with all rider options.

We will not make a loan to you if the total of the requested loan and your unpaid outstanding loans will be greater than the amount available for full withdrawal, including any applicable Market Value Adjustment, under your Contract on the date of the loan. In addition, you may not borrow a loan if the total of the requested loan and all of your loans under TSA Plans with the same employer is more than the lesser of (a) or (b) where:

(a)equals $50,000 minus the excess of the highest outstanding loan balance during the prior 12 months over the current outstanding loan balance; and

(b)equals the greater of $10,000 or half of the amount available for full withdrawal.

The minimum loan amount is $1,000.

To request a Contract loan, write to us at the address given on the first page of the prospectus. You alone are responsible for ensuring that your loan and repayments comply with tax requirements. Some of these requirements are stated in Section 72 of the Internal Revenue Code. Please seek advice from your plan administrator or tax advisor.

When we make a loan, we will transfer an amount equal to the loan amount from the Variable Account and/or the Fixed Account Options to the Loan Account as collateral for the loan. The Loan Account is an account established for amounts transferred from the Variable Sub-accounts or Fixed Account Options as security for an outstanding Contract loan. We will transfer to the Loan Account amounts from each Variable Sub-account in proportion to the total assets in all Variable Sub-accounts. If your loan amount is greater than your Contract Value in the Variable Sub-accounts, we will transfer the remaining required collateral from the Market Value Adjusted or Standard Fixed Account Option. If your loan amount is greater than your contract value in the Variable Sub-accounts and the Market Value Adjusted or Standard Fixed Account

                               19     PROSPECTUS

Option, we will transfer the remaining required collateral from the Dollar Cost Averaging Fixed Account Options.

We will not charge a Withdrawal Charge on the loan or on the transfer from the Variable Sub-accounts or any of the Fixed Account Options. We may, however, apply a Market Value Adjustment to a transfer from the Market Value Adjusted Fixed Account to the Loan Account. If we do, we will increase or decrease the amount remaining in the Market Value Adjusted Fixed Account by the amount of the Market Value Adjustment, so that the net amount transferred to the Loan Account will equal the desired loan amount. We will charge a Withdrawal Charge and apply a Market Value Adjustment, if applicable, on a distribution to repay the loan in full, in the event of loan default.

We will credit interest to the amounts in the Loan Account. The annual interest rate credited to the Loan Account will be the greater of: (a) an annual effective rate of 3%; or (b) the loan interest rate minus 2.25%. The value of the amounts in the Loan Account are not affected by the changes in the value of the Variable Sub-accounts.

When you take out a loan, we will set the loan interest rate. That rate will apply to your loan until it is repaid. From time to time, we may change the loan interest rate applicable to new loans. We also reserve the right to change the terms of new loans.

We will subtract the outstanding Contract loan balance, including accrued but unpaid interest, from:

(1)the Death Proceeds;

(2)full withdrawal proceeds;

(3)the amount available for partial withdrawal; and

(4)the amount applied on the Payout Start Date to provide income payments.

If a New Owner elects to continue the Contract under Death of Owner Option D, the new Contract Value will be reduced by the amount of the loan outstanding plus accrued interest and the loan will be canceled.

Usually you must repay a Contract loan within five years of the date the loan is made. Scheduled payments must be level, amortized over the repayment period, and made at least quarterly. We may permit a repayment period of 15 or 30 years if the loan proceeds are used to acquire your principal residence. We may also permit other repayment periods.

You must mark your loan repayments as such. We will assume that any payment received from you is a Purchase Payment, unless you tell us otherwise. Generally, loan payments are allocated to the Variable Sub-account(s) in the proportion that you have selected for your most recent Purchase Payment. Allocations of loan payments are not permitted to the Fixed Accounts (Standard Fixed Account, Market Value Adjusted Account, and Dollar Cost Averaging Fixed Account Option). If your Purchase
Payment allocation includes any of the Fixed Accounts, the percentages allocated to the Fixed Accounts will be allocated instead to the PIMCO Money Market Sub-account.

If you do not make a loan payment when due, we will continue to charge interest on your loan. We also will declare the entire loan in default. We will subtract the defaulted loan balance plus accrued interest from any future distribution under the Contract and keep it in payment of your loan. Any defaulted amount plus interest will be treated as a distribution for tax purposes (as permitted by law). As a result, you may be required to pay taxes on the defaulted amount and incur the early withdrawal tax penalty. Until we are permitted by law to extinguish a defaulted loan, we will continue to charge interest and add unpaid interest to your outstanding loan balance.

If the total loan balance exceeds the amount available for full withdrawal, we will mail written notice to your last known address. The notice will state the amount needed to maintain the Contract in force. If we do not receive payment of this amount within 31 days after we mail this notice, we will terminate your Contract.

We may defer making any loan for 6 months after you ask us for a loan, unless the loan is to pay a premium to us.

CONTRACT VALUE
--------------------------------------------------------------------------------


On the Issue Date, the CONTRACT VALUE is equal to your initial purchase payment (for CONSULTANT SOLUTIONS PLUS CONTRACTS, your initial purchase payment plus the Credit Enhancement).

Thereafter, your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-accounts you have selected, plus your value in the Fixed Account Option(s) offered by your Contract.

ACCUMULATION UNITS
To determine the number of Accumulation Units of each Variable Sub-account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-account by (ii) the Accumulation Unit Value of that Variable Sub-account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-account when the Accumulation Unit Value for the Sub-account is $10, we

                               20     PROSPECTUS
would credit 1,000 Accumulation Units of that Variable Sub-account to your Contract. For CONSULTANT SOLUTIONS PLUS CONTRACTS, we would credit your
Contract additional Accumulation Units of the Variable Sub-account to reflect the Credit Enhancement paid on your purchase payment. See "Credit Enhancement." Withdrawals and transfers from a Variable Sub-account would, of course, reduce the number of Accumulation Units of that Sub-account allocated to your Contract.

ACCUMULATION UNIT VALUE
As a general matter, the Accumulation Unit Value for each Variable Sub-Account for each Contract will rise or fall to reflect:

..   changes in the share price of the Portfolio in which the Variable
    Sub-Account invests, and

..   the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine any applicable withdrawal charges, Rider Fees (if applicable), transfer fees, and contract maintenance charges separately for each Contract. They do not affect the Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we compute Accumulation Unit Values, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account for each Contract on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of each optional benefit, or available combination thereof, offered under the Contract.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

TRUERETURN ACCUMULATION BENEFIT OPTION
We offer the TRUERETURN ACCUMULATION BENEFIT OPTION, which is available for an additional fee. The TrueReturn Accumulation Benefit Option guarantees a minimum Contract Value on the "RIDER MATURITY DATE." The Rider Maturity Date is determined by the length of the Rider Period which you select. The Option provides no minimum Contract Value if the Option terminates before the Rider Maturity Date. See "Termination of the TrueReturn Accumulation Benefit Option" below for details on termination.

The TrueReturn Accumulation Benefit Option is available at time of application for the Contract, or the date we receive a written request to add the option, whichever is later, subject to availability and issue requirements. Currently, you may not add the TrueReturn Option to your Contract after Contract issue without prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the TrueReturn Option. Currently, you may have only one TrueReturn Accumulation Benefit Option in effect on your Contract at one time. You may have only either the TrueReturn Accumulation Benefit Option or the SureIncome Option in effect on your Contract at one time. The TrueReturn Accumulation Benefit Option has no maximum issue age, however the Rider Maturity Date must occur before the latest Payout Start Date, which is the later of the youngest Annuitant's 99th birthday or the 10th Contract Anniversary. Once added to your Contract, the TrueReturn Accumulation Benefit Option may be cancelled at any time on or after the 5th Rider Anniversary by:

..   notifying us in writing in a form satisfactory to us; or

..   changing your investment allocations or making other changes so that that the allocation of investment alternatives no longer adheres to the investment requirements for the TrueReturn Accumulation Benefit Option. For more information regarding investment requirements for this Option, see the "Investment Requirements" section below.

The "RIDER ANNIVERSARY" is the anniversary of the Rider Date. We reserve the right to extend the date on which the TrueReturn Accumulation Benefit Option may be cancelled to up to the 10th Rider Anniversary at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

When you add the TrueReturn Accumulation Benefit Option to your Contract, you must select a Rider Period and a Guarantee Option. The Rider Period and Guarantee Option you select determine the AB Factor, which is used to determine the Accumulation Benefit, described below. The "RIDER PERIOD" begins on the Rider Date and ends on the Rider Maturity Date. The "RIDER DATE" is the date the TrueReturn Accumulation Benefit Option was made a part of your Contract. We currently offer Rider Periods ranging from 8 to 20 years depending on the Guarantee Option you select. You may select any Rider Period from among those we currently offer, provided the Rider Maturity Date occurs prior to the latest Payout Start Date. We reserve the right to offer additional Rider Periods in the future, and to discontinue offering any of the Rider Periods at any time. We currently offer two "GUARANTEE OPTIONS," Guarantee Option 1 and Guarantee Option 2. The Guarantee Option you select has specific investment requirements, which are described in the "Investment Requirements" section below and may depend upon the Rider Date. We reserve the right to offer additional Guarantee Options in the future, and to discontinue offering any of the Guarantee Options at any time. After

                               21     PROSPECTUS
the Rider Date, the Rider Period and Guarantee Option may not be changed.

The TrueReturn Accumulation Benefit Option may not be available in all states. We may discontinue offering the TrueReturn Accumulation Benefit Option at any time.

ACCUMULATION BENEFIT.
On the Rider Maturity Date, if the Accumulation Benefit is greater than the Contract Value, the Contract Value will be increased to equal the Accumulation Benefit. The excess amount of any such increase will be allocated to the PIMCO Money Market Variable Sub-account. You may transfer the excess amount out of the PIMCO Money Market Variable Sub-account and into another investment alternative at any time thereafter. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee. Prior to the Rider Maturity Date, the Accumulation Benefit will not be available as a Contract Value, Settlement Value, or Death Proceeds. Additionally, we will not pay an Accumulation Benefit if the TrueReturn Accumulation Benefit Option is terminated for any reason prior to the Rider Maturity Date. After the Rider Maturity Date, the TrueReturn Accumulation Benefit Option provides no additional benefit.

The "ACCUMULATION BENEFIT" is equal to the Benefit Base multiplied by the AB Factor. The "AB FACTOR" is determined by the Rider Period and Guarantee Option you selected as of the Rider Date. The following table shows the AB Factors available for the Rider Periods and Guarantee Options we currently offer.

                                  AB FACTORS
                       RIDER PERIOD    GUARANTEE GUARANTEE
                     (NUMBER OF YEARS) OPTION 1  OPTION 2
                     -------------------------------------
                            8            100.0%       NA
                     -------------------------------------
                            9            112.5%       NA
                     -------------------------------------
                            10           125.0%    100.0%
                     -------------------------------------
                            11           137.5%    110.0%
                     -------------------------------------
                            12           150.0%    120.0%
                     -------------------------------------
                            13           162.5%    130.0%
                     -------------------------------------
                            14           175.0%    140.0%
                     -------------------------------------
                            15           187.5%    150.0%
                     -------------------------------------
                            16           200.0%    160.0%
                     -------------------------------------
                            17           212.5%    170.0%
                     -------------------------------------
                            18           225.0%    180.0%
                     -------------------------------------
                            19           237.5%    190.0%
                     -------------------------------------
                            20           250.0%    200.0%
                     -------------------------------------

The following examples illustrate the Accumulation Benefit calculations under Guarantee Options 1 and 2 on the Rider Maturity Date. For the purpose of illustrating the Accumulation Benefit calculation, the examples assume the Benefit Base is the same on the Rider Date and the Rider Maturity Date.

Example 1: Guarantee Option 1

                 Guarantee Option:                        1
                 Rider Period:                           15
                 AB Factor:                            187.5%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 187.5%
                                   =$93,750

Example 2: Guarantee Option 2

                 Guarantee Option:                        2
                 Rider Period:                           15
                 AB Factor:                            150.0%
                 Rider Date:                           1/2/04
                 Rider Maturity Date:                  1/2/19
                 Benefit Base on Rider Date:           $50,000
                 Benefit Base on rider Maturity Date:  $50,000

             On the Rider Maturity Date (1/2/19):
             Accumulation Benefit  =Benefit Base on Rider Maturity
                                    Date X AB Factor
                                   =$50,000 X 150.0%
                                   =$75,000

Guarantee Option 1 offers a higher AB Factor and more rider periods than Guarantee Option 2. Guarantee Option 1 and Guarantee Option 2 have different investment restrictions. See "Investment Requirements" below for more information.

BENEFIT BASE.

The Benefit Base is used solely for purposes of determining the Rider Fee and the Accumulation Benefit. The Benefit Base is not available as a Contract Value, Settlement Value, or Death Proceeds. On the Rider Date, the "Benefit Base" is equal to the Contract Value. After the Rider Date, the Benefit Base will be recalculated for purchase payments and withdrawals as follows:

..   The Benefit Base will be increased by purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to or on the first Contract Anniversary following the Rider Date. Subject to the terms and conditions of your Contract, you may add purchase payments after this date, but they will not be included in the calculation of the Benefit Base. THEREFORE, IF YOU PLAN TO MAKE PURCHASE PAYMENTS AFTER THE FIRST CONTRACT ANNIVERSARY FOLLOWING THE RIDER DATE, YOU SHOULD CONSIDER CAREFULLY WHETHER THIS OPTION IS APPROPRIATE FOR YOUR NEEDS.

..   The Benefit Base will be decreased by a Withdrawal Adjustment for each withdrawal you make. The Withdrawal Adjustment is equal to (a) divided by
    (b), with the result multiplied by (c), where:

   (a) = the withdrawal amount;

                               22     PROSPECTUS

   (b) = the Contract Value immediately prior to the withdrawal; and

   (c) = the Benefit Base immediately prior to the withdrawal.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. A withdrawal charge also may apply. See Appendix G for numerical examples that illustrate how the Withdrawal Adjustment is applied.

The Benefit Base will never be less than zero.

INVESTMENT REQUIREMENTS.

If you add the TrueReturn Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Rider Period. The specific requirements will depend on the model portfolio option ("Model Portfolio Option") you have selected and the effective date of your TrueReturn Option. These requirements are described below in more detail. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives.

We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable to a Guarantee Option or a Model Portfolio Option available under a Guarantee Option at any time in our sole discretion. Any changes we make will not apply to a TrueReturn Option that was made part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. Any changes we make will not apply to a new TrueReturn Option elected subsequent to the change pursuant to the Rider Trade-In Option.

If you have an outstanding loan balance, you may not elect the TrueReturn Option until the outstanding balance has been repaid. If you elect the TrueReturn Option, we will not make a policy loan to you until the TrueReturn Option matures or is cancelled.

When you add the TrueReturn Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a model portfolio option ("Model Portfolio Option") available with the Guarantee Option you selected, as defined below; or

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS Contracts) and interest according to a Model Portfolio Option available for use with the Guarantee Option you selected; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other Model Portfolio Options available with your Guarantee Option. We currently offer several Model Portfolio Options with each of the available Guarantee Options. The Model Portfolio Options that are available under Guarantee Options may differ depending upon the effective date of your TrueReturn Option. Please refer to the Model Portfolio Option 1, Model Portfolio Option 2 and TrueBalance/SM/ Model Portfolio Options sections below for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use with each Guarantee Option under the TrueReturn Option:

                 GUARANTEE OPTION 1        GUARANTEE OPTION 2
              ---------------------------------------------------
              *Model Portfolio Option 1 *Model Portfolio Option 2
              *TrueBalance              *TrueBalance
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
              *TrueBalance Moderately   *TrueBalance Moderately
               Conservative Model        Conservative Model
               Portfolio Option          Portfolio Option
                                        *TrueBalance Moderate
                                         Model Portfolio Option
                                        *TrueBalance Moderately
                                         Aggressive Model
                                         Portfolio Option
                                        *TrueBalance Aggressive
                                         Model Portfolio Option
              ---------------------------------------------------

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the MVA Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the MVA Fixed Account Option to the Variable Sub-accounts prior to adding the TrueReturn Option to your Contract. Transfers from the MVA Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA

                               23     PROSPECTUS

Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to the percentage allocations for the Model Portfolio Option you selected.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your most recent instructions on file with us. You must comply with any required percentage allocations for the Model Portfolio Option you have selected. You may also request that purchase payments (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you must allocate a certain percentage of your Contract Value into each of three asset categories. Please note that certain investment alternatives are not available under Model Portfolio Option 1. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Effective May 1, 2005, certain Variable Sub-Accounts under Model Portfolio 1 have been reclassified into different asset categories. These changes apply to TrueReturn Accumulation Benefit Options effective both prior to and on or after May 1, 2005. The following table describes the percentage allocation requirements for Model Portfolio Option 1 and Variable Sub-Accounts available under each category:




                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
                                 0% Category D
--------------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C
Invesco V.I. Basic Value - Series II Sub-Account
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account
Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/ Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account/(2)/ Rydex SGI VT U.S. Long Short Momentum Sub-Account (formerly, Rydex SGI VT All-Cap Opportunity Sub-Account)
T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D (VARIABLE SUB-ACCOUNTS NOT AVAILABLE UNDER MODEL PORTFOLIO OPTION 1) Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
UIF Growth, Class II Sub-Account/(2)/
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account
--------------------------------------------------------------------------------

(1)Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Invesco V.I. Capital Appreciation, Series II Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.


                               24     PROSPECTUS

  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.



(2)Effective May 1, 2011, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
      Fund(R)/VA - Service Shares        Mid-Cap Fund(R)/VA - Service Shares
 -----------------------------------------------------------------------------
     UIF Capital Growth, Class II               UIF Growth, Class II
 -----------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO
OPTION 1. WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

MODEL PORTFOLIO OPTION 2.

The investment requirements under Model Portfolio Option 2 depend on the effective date of your TrueReturn Accumulation Benefit Option.

Rider Date prior to May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is prior to May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you must allocate your Contract Value among four asset categories in accordance with the percentage allocation requirements set out in the table below. You may choose the Variable Sub-Accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-Accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Option 2 (Rider Date prior to May 1, 2005) and the Variable Sub-Accounts available under each category:


                           MODEL PORTFOLIO OPTION 2
                       (RIDER DATE PRIOR TO MAY 1, 2005)
--------------------------------------------------------------------------------
                                10% Category A
                                20% Category B
                                50% Category C
                                20% Category D
--------------------------------------------------------------------------------
CATEGORY A
Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account
--------------------------------------------------------------------------------
CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY C
Invesco V.I. Basic Value - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account
MFS Investors Trust - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/
Premier VIT OpCap Balanced Sub-Account
T. Rowe Price Equity Income - II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
--------------------------------------------------------------------------------
CATEGORY D
Invesco V.I. Capital Appreciation - Series II Sub-Account/(1)/
Invesco V.I. Core Equity - Series II Sub-Account
Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account
MFS New Discovery - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account/(2)/ Rydex SGI VT U.S. Long Short Momentum Sub-Account (formerly, Rydex SGI VT All-Cap Opportunity Sub-Account)
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF Growth, Class II Sub-Account/(2)/
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth, Series II Sub-Account
--------------------------------------------------------------------------------

(1)Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Invesco V.I. Capital Appreciation, Series II Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter,


                               25     PROSPECTUS
  although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.



(2)Effective May 1, 2011, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
      Fund(R)/VA - Service Shares        Mid-Cap Fund(R)/VA - Service Shares
 -----------------------------------------------------------------------------
     UIF Capital Growth, Class II               UIF Growth, Class II
 -----------------------------------------------------------------------------


EACH CALENDAR QUARTER, WE WILL USE THE AUTOMATIC PORTFOLIO REBALANCING PROGRAM TO AUTOMATICALLY REBALANCE YOUR CONTRACT VALUE IN EACH VARIABLE SUB-ACCOUNT AND RETURN IT TO THE PERCENTAGE ALLOCATION REQUIREMENTS FOR MODEL PORTFOLIO OPTION 2 (RIDER DATE PRIOR TO MAY 1, 2005). WE WILL USE THE PERCENTAGE ALLOCATIONS AS OF YOUR MOST RECENT INSTRUCTIONS.

Rider Date on or after May 1, 2005

If your TrueReturn Accumulation Benefit Option Rider Date is on or after May 1, 2005, and you choose Model Portfolio Option 2 or transfer your entire Contract Value into Model Portfolio Option 2 under Guarantee Option 2, you may allocate your Contract Value among any of a selected group of available Variable Sub-Accounts listed below. However, you may not allocate your Contract Value among any of the excluded Variable Sub-Accounts listed below. You may choose to invest in or transfer among any of the available Variable Sub-Accounts, however, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table lists the available and excluded Variable Sub-Accounts under Model Portfolio Option 2 (Rider Date on or after May 1, 2005):

         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Invesco V.I. Basic Value - Series II Sub-Account
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account
Janus Aspen Series Balanced - Service Shares Sub-Account
Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Sub-Account/(3)/

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account Legg Mason ClearBridge Variable Large Cap Value - Class I Sub-Account

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/ Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account/(2)/ Rydex SGI VT U.S. Long Short Momentum Sub-Account (formerly, Rydex SGI VT All-Cap Opportunity Sub-Account)

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account
UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account

Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account


         MODEL PORTFOLIO OPTION 2 (RIDER DATE ON OR AFTER MAY 1, 2005)
--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation - Series II Sub-Account
Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account
Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Growth Class II Sub-Account/(2)/

Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account

Invesco Van Kampen VT Mid Cap Growth, Series II Sub-Account

--------------------------------------------------------------------------------


(1)Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Invesco V.I. Capital Appreciation, Series II Sub-Account


                               26     PROSPECTUS

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective May 1, 2011, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
      Fund(R)/VA - Service Shares        Mid-Cap Fund(R)/VA - Service Shares
 -----------------------------------------------------------------------------
     UIF Capital Growth, Class II               UIF Growth, Class II
 -----------------------------------------------------------------------------


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the TrueReturn Option to your Contract.

PLEASE NOTE ONLY CERTAIN TRUEBALANCE MODEL PORTFOLIO OPTIONS ARE AVAILABLE WITH YOUR TRUERETURN OPTION AS SUMMARIZED IN THE TABLE UNDER INVESTMENT REQUIREMENTS ABOVE.

CANCELLATION OF THE TRUERETURN OPTION.

You may not cancel the TrueReturn Option or make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option and/or Model Portfolio Option prior to the 5th Rider Anniversary. Failure to comply with the investment requirements for any reason may result in the cancellation of the TrueReturn Option. On or after the 5th Rider Anniversary, we will cancel the TrueReturn Option if you make transfers, changes to your investment allocations, or changes to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment requirements applicable to your Guarantee Option and/or Model Portfolio Option. We will not cancel the TrueReturn Option or make any changes to your investment allocations or to the Automatic Portfolio Rebalancing Program that are inconsistent with the investment restrictions applicable to your Guarantee Option until we receive notice from you that you wish to cancel the TrueReturn Option. No Accumulation Benefit will be paid if you cancel the Option prior to the Rider Maturity Date.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner or Annuitant dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner or Death of Annuitant provision as described on page 60 of this prospectus, then the TrueReturn Option will continue, unless the new Contract Owner elects to cancel this Option. If the TrueReturn Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the TrueReturn Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the TrueReturn Accumulation Benefit Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the TrueReturn Accumulation Benefit Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

RIDER TRADE-IN OPTION.

We offer a "Rider Trade-In Option" that allows you to cancel your TrueReturn Accumulation Benefit Option and immediately add a new TrueReturn Accumulation Benefit Option ("NEW OPTION"), provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date.

                               27     PROSPECTUS

..   The New Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be a TrueReturn Accumulation Benefit Option that we make available for use with the Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

For example, if you trade-in your TrueReturn Accumulation Benefit Option:

..   the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in;

..   the Benefit Base for the New Option will be based on the Contract Value as of the new Rider Date;

..   the AB Factor will be determined by the Rider Periods and Guarantee Options available with the New Option;

..   the Model Portfolio Options will be determined by the Model Portfolio
    Options offered with the Guarantee Options available with the New Option;

..   any waiting period for canceling the New Option will start again on the new
    Rider Date;

..   any waiting period for exercising the Rider Trade-In Option will start again on the new Rider Date; and

..   the terms and conditions of the Rider Trade-In Option will be according to the requirements of the New Option.

Currently, we are also making the SureIncome Option available at the time of your first utilization of this TrueReturn Accumulation Benefit Option Rider Trade-In Option. We may discontinue offering the SureIncome Option under the Rider Trade-In Option for new TrueReturn Accumulation Benefit Options added in the future at anytime at our discretion. If we do so, TrueReturn Options issued prior to this time will continue to have the SureIncome Option available at the time of the first utilization of this TrueReturn Rider Trade-In Option. You may cancel your TrueReturn Accumulation Benefit Option and immediately add a new SureIncome Option, provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th Rider Anniversary and prior to the Rider Maturity Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a TrueReturn Accumulation Benefit Option that was added to your Contract prior to the implementation date of the change.

..   The new SureIncome Option will be made a part of your Contract on the date the existing TrueReturn Accumulation Benefit Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The new SureIncome Option must be a SureIncome Option that we make available for use with this Rider Trade-In Option.

..   The issue requirements and terms and conditions of the new SureIncome
    Option must be met as of the date the new SureIncome Option is made a part of your Contract.

You should consult with your sales representative before trading in your TrueReturn Accumulation Benefit Option.

TERMINATION OF THE TRUERETURN OPTION.

The TrueReturn Option will terminate on the earliest of the following to occur:

..   on the Rider Maturity Date;

..   on the Payout Start Date;

..   on the date your Contract is terminated;

..   on the date the Option is cancelled;

..   on the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   on the date the Option is replaced with a New Option under the Rider
    Trade-In Option.

We will not pay an Accumulation Benefit if the TrueReturn Option is terminated for any reason prior to the Rider Maturity Date.

SUREINCOME WITHDRAWAL BENEFIT OPTION
We offer the SureIncome Withdrawal Benefit Option, which is available for an additional fee. The SureIncome Option provides a guaranteed withdrawal benefit that gives you the right to take limited partial withdrawals that total an amount equal to your purchase payments plus any applicable credit enhancements (subject to certain restrictions). Therefore, regardless of the subsequent fluctuations in the value of your Contract Value, you are entitled to a Benefit Payment each Benefit Year until your Benefit Base is exhausted (terms defined below).

The SureIncome Option guarantees an amount up to the "BENEFIT PAYMENT REMAINING" which will be available for withdrawal from the Contract each "BENEFIT YEAR" until the "BENEFIT BASE" (defined below) is reduced to zero. If the Contract Value is reduced to zero and the Benefit Base is still greater than zero, we will distribute an amount equal to the Benefit Base to the Contract Owner as described below under the "WITHDRAWAL BENEFIT PAYOUT PHASE".

For purposes of the SureIncome Option, "withdrawal" means the gross amount of a withdrawal before any

                               28     PROSPECTUS
applicable charges such as withdrawal charges, fees, taxes or adjustments including any applicable Market Value Adjustments and surrender charges. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value.

The "RIDER DATE" is the date the SureIncome Option was made a part of your Contract. The initial Benefit Year is the period between the Rider Date and the first Contract Anniversary after the Rider Date. Each subsequent Benefit Year will coincide with (the same as) the Contract Year.

The SureIncome Option is available at issue of the Contract, or may be added later, subject to availability and issue requirements. You may not add the SureIncome Option to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you try to add the SureIncome Option. You may have only one SureIncome Option in effect on your Contract at one time. You may only have either the TrueReturn Accumulation Benefit Option, or the SureIncome Option in effect on your Contract at the same time. The SureIncome Option is only available if the oldest Contract Owner and oldest Annuitant are age 85 or younger on the effective date of the Rider (the "Rider Application Date") (The maximum age may depend on your state). The SureIncome Option is not available to be added to a Contract categorized as a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b) at this time. We reserve the right to make the SureIncome Option available to such Contracts on a nondiscriminatory basis in the future at our discretion. Once added to your Contract, the SureIncome Option may be cancelled at any time on or after the 5th calendar year anniversary of the Rider Date by notifying us in writing in a form satisfactory to us.

The SureIncome Option may not be available in all states. We may discontinue offering the SureIncome Option at any time to new Contract Owners and to existing Contract Owners who did not elect the SureIncome Option prior to the date of discontinuance.

WITHDRAWAL BENEFIT FACTOR

The "WITHDRAWAL BENEFIT FACTOR" is used to determine the "BENEFIT PAYMENT" and Benefit Payment Remaining. We currently offer a Withdrawal Benefit Factor equal to 8%. We reserve the right to make other Withdrawal Benefit Factors available in the future for new SureIncome Options and/or to eliminate the current Withdrawal Benefit Factor. Once a Withdrawal Benefit Factor has been established for a SureIncome Option, it cannot be changed after the Rider Date unless that SureIncome Option is terminated.

BENEFIT PAYMENT AND BENEFIT PAYMENT REMAINING

The Benefit Payment is the amount available at the beginning of each Benefit Year that you may withdraw during that Benefit Year. The Withdrawal Benefit Factor and the Benefit Base are used to determine your Benefit Payment. The Benefit Payment Remaining is the amount remaining after any previous withdrawals in a Benefit Year that you may withdraw without reducing your Benefit Base by more than the amount of the withdrawal and without reducing your Benefit Payment available in future Benefit Years. Please note that any premiums or withdrawals made on a Contract Anniversary would be applied to the Benefit Year that just ended on that Contract Anniversary.

At the beginning of each Benefit Year, the Benefit Payment Remaining is equal to the Benefit Payment.

During each Benefit Year the Benefit Payment Remaining will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor (currently 8% for new SureIncome Options) and reduced by the amount of each withdrawal. The Benefit Payment Remaining will never be less than zero.

On the Rider Date, the Benefit Payment is equal to the greater of:

..   The Contract Value multiplied by the Withdrawal Benefit Factor (currently
    8% for new SureIncome Options); or

..   The value of the Benefit Payment of the previous Withdrawal Benefit Option
    (attached to your Contract) that is being terminated under a rider trade-in option (see "Rider Trade-In Option" below for more information), if applicable.

After the Rider Date, the Benefit Payment will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) multiplied by the Withdrawal Benefit Factor and affected by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment is unchanged.

..   If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Payment will be the lesser of:

   .   The Benefit Payment immediately prior to the withdrawal; or

   . The Contract Value immediately prior to withdrawal less the amount of the withdrawal, multiplied by the Withdrawal Benefit Factor.

At our discretion, the Benefit Payment available during a Benefit Year may be increased on a nondiscriminatory basis and without prior notice in order to satisfy IRS minimum distribution requirements on the Contract under which this Option has been elected. We are currently not increasing the Benefit Payment available to satisfy IRS minimum distribution requirements, which may result in a withdrawal greater than the Benefit Payment Remaining.

                               29     PROSPECTUS

BENEFIT BASE

The Benefit Base is not available as a Contract Value or Settlement Value. The Benefit Base is used solely to help calculate the Rider Fee, the amount that may be withdrawn and payments that may be received under the SureIncome Option. On the Rider Date, the Benefit Base is equal to the Contract Value. After the Rider Date, the Benefit Base will be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and decreased by withdrawals as follows:

..   If the withdrawal is less than or equal to the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be reduced by the amount of the withdrawal.

If the withdrawal is greater than the Benefit Payment Remaining in effect immediately prior to the withdrawal, the Benefit Base will be the lesser of:

..   The Contract Value immediately prior to withdrawal less the amount of the withdrawal; or

..   The Benefit Base immediately prior to withdrawal less the amount of the withdrawal.

The Benefit Base may also be reduced in other situations as detailed in the "Owner and Assignment of Payments or Interest" section below.

IF THE BENEFIT BASE IS REDUCED TO ZERO, THIS SUREINCOME OPTION WILL TERMINATE.

For numerical examples that illustrate how the values defined under the SureIncome Option are calculated, see Appendix I.

CONTRACT OWNER AND ASSIGNMENT OF PAYMENTS OR INTEREST

If you change the Contract Owner or assign any payments or interest under this Contract, as allowed, to any living or non-living person other than your spouse on or after the first calendar year anniversary of the Rider Date, the Benefit Base will be recalculated to be the lesser of the Contract Value and the Benefit Base at the time of assignment.

CONTRACT VALUE

If your Contract Value is reduced to zero due to fees or withdrawals and your Benefit Base is still greater than zero, your Contract will immediately enter the Withdrawal Benefit Payout Phase. Under the SureIncome Option, we currently do not treat a withdrawal that reduces the Contract Value to less than $1,000 as a withdrawal of the entire Contract Value. We reserve the right to change this at any time.

WITHDRAWAL BENEFIT PAYOUT PHASE

Under the Withdrawal Benefit Payout Phase, the Accumulation Phase of the Contract ends and the Contract enters the Payout Phase subject to the following:

..   The "WITHDRAWAL BENEFIT PAYOUT START DATE" is the date the Withdrawal
    Benefit Payout Phase is entered and the Accumulation Phase of the Contract ends.

..   No further withdrawals, purchase payments or any other actions associated with the Accumulation Phase can be made after the Withdrawal Benefit Payout Start Date.

..   The Payout Start Date is the first day of the next Benefit Year after the
    Withdrawal Benefit Payout Start Date. We reserve the right to allow other Payout Start Dates to be requested on a nondiscriminatory basis without prior notice.

..   During the Withdrawal Benefit Payout Phase, we will make scheduled fixed income payments to the Owner (or new Contract Owner) at the end of each month starting one month after the Payout Start Date. The amount of each payment will be equal to the Benefit Payment divided by 12, unless a payment frequency other than monthly is requested in a form acceptable to us and received by us before the first payment is made (the amount of each payment will be adjusted accordingly; i.e. if the payment frequency requested is quarterly, the amount of each payment will be equal to the Benefit Payment divided by 4). Payments will be made over a period certain such that total payments made will equal the Benefit Base on the Payout Start Date; therefore, the final payment may be reduced. If your Contract is a qualified contract, meaning an individual retirement annuity qualified as defined under Internal Revenue Code Section 408(b) or a Tax Sheltered Annuity as defined under Internal Revenue Code Section 403(b), the period certain cannot exceed that which is required by Internal Revenue Code
    Section 401(a)(9) and regulations promulgated thereunder. Therefore, the amount of each payment under this Option may be larger so that the sum of the payments made over this period equals the Benefit Base on the Payout Start Date. Additionally, if your Contract is a qualified contract, we will not permit a change in the payment frequency or level.

..   If your Contract is a non-qualified contract, we reserve the right to allow other payment frequencies or levels to be requested on a nondiscriminatory basis without prior notice. In no event will we allow more than one change in the payment frequency or level during a Contract Year.

                               30     PROSPECTUS

..   If the Contract Owner dies before all payments have been made, the remaining payments will continue to be made to the new Contract Owner as scheduled.

..   Once all scheduled payments have been paid, the Contract will terminate.

Generally, you may not make withdrawals, purchase payments or any other actions associated with the Accumulation Phase after the Withdrawal Benefit Payout Start Date.

EXAMPLE

BEGINNING OF BENEFIT YEAR 1*

Contract Value = $100,000

Benefit Base = $100,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000

In this example, you can take a Benefit Payment of up to $8,000 in Benefit Year
1. If a withdrawal of $6,000 is taken then the following values would apply:

Contract Value = $94,000 (Assuming that your Contract Value has not been affected by any other factors)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $2,000

BEGINNING OF BENEFIT YEAR 2

Contract Value = $70,000 (Assuming that your contract value has declined due to poor performance)

Benefit Base = $94,000

Benefit Payment = $8,000

Benefit Payment Remaining = $8,000 (resets at the beginning of each Benefit
Year)

In Benefit Year 2 you have the right to a Benefit Payment of $8,000 and since you have not taken any withdrawals yet in Benefit Year 2, the Benefit Payment Remaining would also be $8,000 at the beginning of Benefit Year 2.

* THIS EXAMPLE ASSUMES AN INITIAL CONTRACT VALUE OF $100,000, NO ADDITIONAL PURCHASE PAYMENTS, A WITHDRAWAL BENEFIT FACTOR OF 8% AND DOES NOT TAKE INTO ACCOUNT FEES OR CHARGES.

INVESTMENT REQUIREMENTS

If you add the SureIncome Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest. The specific requirements are described below in more detail and will depend on your currently selected Model Portfolio Option and your Withdrawal Benefit Factor. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-Accounts or on certain Fixed Account Options, exclusion of certain Variable Sub-Accounts or of certain Fixed Account Options, required minimum allocations to certain Variable Sub-Accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to a SureIncome Option that was made a part of your Contract prior to the implementation date of the change, except for changes made due to a change in investment alternatives available under the Contract. This restriction does not apply to a new Option elected pursuant to the Rider Trade-In Option. We reserve the right to have requirements unique to specific Withdrawal Benefit Factors if we make other Withdrawal Benefit Factors available in the future, including specific model portfolio options ("Model Portfolio Options") as described below, available only to certain Withdrawal Benefit Factors.

When you add the SureIncome Option to your Contract, you must allocate your entire Contract Value as follows:

1) to a MODEL PORTFOLIO OPTION available as described below;

2) to the DCA Fixed Account Option and then transfer all purchase payments (and Credit Enhancements for Consultant Solutions Plus Contracts) and interest to the Variable Sub-Accounts; or

3) to a combination of (1) and (2) above.

For (2) and (3) above, the requirements for the DCA Fixed Account Option must be met. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information.

On the Rider Date, you must select only one of the Model Portfolio Options in which to allocate your Contract Value. After the Rider Date, you may transfer your entire Contract Value to any of the other available Model Portfolio Options. We currently offer several Model Portfolio Options. The Model Portfolio Options that are available may differ depending upon the effective date of your Withdrawal Benefit Option and your Withdrawal Benefit Factor. Please refer to the Model Portfolio Option and TrueBalance/SM/ Model Portfolio Options sections for more details. We may add other Model Portfolio Options in the future. We also may remove Model Portfolio Options in the future anytime prior to the date you select such Model Portfolio Option. In addition, if the investment alternatives available under the Contract change, we may revise the Model Portfolio Options. The following table summarizes the Model Portfolio Options currently available for use:

                           *MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
*TrueBalance Conservative Model Portfolio Option
*TrueBalance Moderately Conservative Model Portfolio Option
*TrueBalance Moderate Model Portfolio Option
*TrueBalance Moderately Aggressive Model Portfolio Option
*TrueBalance Aggressive Model Portfolio Option
--------------------------------------------------------------------------------

                               31     PROSPECTUS

You may not allocate any of your Contract Value to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option. You must transfer any portion of your Contract Value that is allocated to the Standard Fixed Account Option or to the Market Value Adjusted Fixed Account Option to the Variable Sub-Accounts prior to adding the SureIncome Option to your Contract. Transfers from the Market Value Adjusted Fixed Account Option may be subject to a Market Value Adjustment. You may allocate any portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the DCA Fixed Account Option on the Rider Date, provided the DCA Fixed Account Option is available with your Contract and in your state. See the "Dollar Cost Averaging Fixed Account Option" section of this prospectus for more information. We use the term "TRANSFER PERIOD ACCOUNT" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Accounts according to your most recent percentage allocation selections.

Any subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made to your Contract will be allocated to the Variable Sub-Accounts according to your specific instructions or your allocation for the previous purchase payment, unless you request that the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS) be allocated to the DCA Fixed Account Option. Purchase payments allocated to the DCA Fixed Account Option must be $500 or more. Any withdrawals you request will reduce your Contract Value invested in each of the investment alternatives on a pro rata basis in the proportion that your Contract Value in each bears to your total Contract Value in all Variable Sub-Accounts, unless you request otherwise.

MODEL PORTFOLIO OPTION 1.

If you choose Model Portfolio Option 1 or transfer your entire Contract Value into Model Portfolio Option 1, you currently may allocate up to 100% of your Contract Value in any manner you choose to the Available Variable Sub-Accounts shown in the table below. You may not allocate ANY PORTION of your Contract Value to the Excluded Variable Sub-Accounts. You may make transfers among any of the Available Variable Sub-Accounts. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

Currently the Available Variable Sub-Accounts and the Excluded Variable Sub-Accounts are as follows:

--------------------------------------------------------------------------------
                                   Available
--------------------------------------------------------------------------------

Invesco AIM V.I. Basic Value - Series II Sub-Account
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Fidelity VIP Money Market - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account

MFS Investors Trust - Service Class Sub-Account
MFS High Income - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/ Oppenheimer Main Street Small- & Mid-Cap(R)/VA - Service Shares Sub-Account/(2)/

PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Money Market - Administrative Shares Sub-Account
PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

Rydex SGI VT U.S. Long Short Momentum Sub-Account (formerly, Rydex SGI VT All-Cap Opportunity Sub-Account)

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

--------------------------------------------------------------------------------
                                   Excluded
--------------------------------------------------------------------------------

Invesco V.I. Capital Appreciation - Series II Sub-Account
Alger LargeCap Growth - Class S Sub-Account
Alger Capital Appreciation - Class S Sub-Account
Alger MidCap Growth - Class S Sub-Account

Fidelity VIP Growth - Service Class 2 Sub-Account
MFS New Discovery - Service Class Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account

UIF Growth, Class II Sub-Account/(2)/
Van Eck VIP Emerging Markets Sub-Account
Van Eck VIP Global Hard Assets Sub-Account
Invesco Van Kampen V.I. Mid Cap Growth, Series II

--------------------------------------------------------------------------------


(1)Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Invesco V.I. Capital Appreciation, Series II Sub-Account


                               32     PROSPECTUS

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

(2)Effective May 1, 2011, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
      Fund(R)/VA - Service Shares        Mid-Cap Fund(R)/VA - Service Shares
 -----------------------------------------------------------------------------
     UIF Capital Growth, Class II               UIF Growth, Class II
 -----------------------------------------------------------------------------


TRUEBALANCE/SM/ MODEL PORTFOLIO OPTIONS.

If you choose one of the TrueBalance/SM/ Model Portfolio Options or transfer your entire Contract Value into one of the TrueBalance/SM/ Model Portfolio Options, you may not choose the Variable Sub-Accounts or make transfers among the Variable Sub-Accounts in the TrueBalance Model Portfolio Option. Each TrueBalance Model Portfolio involves an allocation of assets among a group of pre-selected Variable Sub-Accounts. You cannot make transfers among the Variable Sub-Accounts nor vary the Variable Sub-Accounts that comprise a TrueBalance Model Portfolio Option. If you choose a TrueBalance Model Portfolio Option, we will invest and periodically reallocate your Contract Value according to the allocation percentages and requirements for the TrueBalance Model Portfolio Option you have selected currently. For more information regarding the TrueBalance program, see the "TrueBalance/SM/ Asset Allocation Program" section of this prospectus. However, note that the restrictions described in this section, specifically the restrictions on transfers and the requirement that all of your Contract Value be allocated to a TrueBalance Model Portfolio Option, apply to the TrueBalance program only if you have added the SureIncome Option to your Contract.

CANCELLATION OF THE SUREINCOME OPTION

You may not cancel the SureIncome Option prior to the 5th calendar year anniversary of the Rider Date. On or after the 5th calendar year anniversary of the Rider Date you may cancel the rider by notifying us in writing in a form satisfactory to us. We reserve the right to extend the date at which time the cancellation may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

RIDER TRADE-IN OPTION

We offer a "RIDER TRADE-IN OPTION" that allows you to cancel your SureIncome Option and immediately add a new Withdrawal Benefit Option ("New SureIncome Option"). We may also offer other Options ("Other New Options") under the Rider Trade-In Option. However, you may only select one Option under this Rider Trade-In Option at the time you cancel your SureIncome Option. Currently, we are also making the TrueReturn Accumulation Benefit Option available at the time of your first utilization of this Rider Trade-In Option so that you have the ability to switch from the SureIncome Option to the TrueReturn Accumulation Benefit Option. We may discontinue offering the TrueReturn Option under the Rider Trade-In Option for New SureIncome Options added in the future at anytime at our discretion.

This Rider Trade-in Option is available provided all of the following conditions are met:

..   The trade-in must occur on or after the 5th calendar year anniversary of the Rider Date. We reserve the right to extend the date at which time the trade-in may occur to up to the 10th calendar year anniversary of the Rider Date at any time in our sole discretion. Any change we make will not apply to a SureIncome Option that was added to your Contract prior to the implementation date of the change.

..   The New Option will be made a part of your Contract on the date the existing Option is cancelled, provided it is cancelled for reasons other than the termination of your Contract.

..   The New Option must be an Option that we make available for use with this
    Rider Trade-In Option.

..   The issue requirements and terms and conditions of the New Option must be met as of the date the New Option is made a part of your Contract.

If the New Option is a SureIncome Option, the New Option must provide that the new Benefit Payment be greater than or equal to your current Benefit Payment as of the date the Rider Trade-In Option is exercised, if applicable.

                               33     PROSPECTUS

You should consult with your sales representative before trading in your SureIncome Option.

DEATH OF OWNER OR ANNUITANT.


If the Contract Owner dies before the Rider Maturity Date and the Contract is continued under Option D of the Death of Owner provision of your Contract, as described on page 60 of your prospectus, then the SureIncome Option will continue, unless the new Contract Owner elects to cancel this Option. If the SureIncome Option is continued, it will remain in effect until terminated. If the Contract is not continued under Option D, then the SureIncome Option will terminate on the date we receive a Complete Request for Settlement of the Death Proceeds.


If an Annuitant dies before the Payout Start Date, and the Contract is continued under Category 1 of the Death of Annuitant provision of the Contract, the SureIncome Option will remain in effect until terminated. If the Contract is not continued under Category 1, then the SureIncome Option will terminate on the date we receive a complete request for settlement of the Death Proceeds.

TERMINATION OF THE SUREINCOME OPTION

This SureIncome Option will terminate on the earliest of the following to occur:

..   The Benefit Base is reduced to zero;

..   On the Payout Start Date (except if the Contract enters the Withdrawal
    Benefit Payout Phase as defined under the Withdrawal Benefit Payout Phase section);

..   On the date the Contract is terminated;

..   On the date the SureIncome Option is cancelled;

..   On the date we receive a Complete Request for Settlement of the Death
    Proceeds; or

..   On the date the SureIncome Option is replaced with a New Option under the
    Rider Trade-In Option.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS
--------------------------------------------------------------------------------

You may allocate your purchase payments to up to 46 Variable Sub-accounts. Each Variable Sub-account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including expenses and risks associated with each Portfolio, please refer to the prospectuses for the Funds. We will mail to you a prospectus for each Portfolio related to the Variable Sub-Accounts to which you allocate your purchase payment.

YOU SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE INVESTMENT ALTERNATIVES WHEN MAKING AN ALLOCATION TO THE VARIABLE SUB-ACCOUNTS. TO OBTAIN ANY OR ALL OF THE UNDERLYING PORTFOLIO PROSPECTUSES, PLEASE CONTACT US AT 800-457-7617.



PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
--------------------------------------------------------------------------------------------------------------
Invesco V.I. Basic Value Fund - Series   Long-term growth of capital
 II
----------------------------------------------------------------------------------
Invesco V.I. Capital Appreciation Fund   Growth of capital                        INVESCO ADVISERS, INC.
 - Series II
----------------------------------------------------------------------------------
Invesco V.I. Core Equity Fund - Series   Growth of capital
 II
----------------------------------------------------------------------------------
Invesco V.I. Mid Cap Core Equity Fund -  Long-term growth of capital
 Series II
----------------------------------------------------------------------------------
Invesco Van Kampen V.I. Mid Cap Growth,  Capital growth
 Series II
----------------------------------------------------------------------------------VAN KAMPEN ASSET
Invesco V.I. Government Securities,      High current return consistent with      MANAGEMENT
 Series II                                preservation of capital
----------------------------------------------------------------------------------
Invesco Van Kampen V.I. Growth and       Long-term growth of capital and income.
 Income, Series II
----------------------------------------------------------------------------------
THE ALGER PORTFOLIOS
--------------------------------------------------------------------------------------------------------------
Alger LargeCap Growth Portfolio -        Long-term capital appreciation
 Class S
----------------------------------------------------------------------------------FRED ALGER MANAGEMENT, INC.
Alger Capital Appreciation Portfolio -   Long-term capital appreciation
 Class S
----------------------------------------------------------------------------------
Alger MidCap Growth Portfolio - Class S  Long-term capital appreciation
----------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
--------------------------------------------------------------------------------------------------------------
Fidelity VIP Asset Manager/(SM)/         High total return with reduced risk
 Portfolio - Service Class 2              over the long term by allocating its
                                          assets among stocks, bonds, and
                                          short-term instruments.
--------------------------------------------------------------------------------------------------------------


                               34     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Contrafund(R) Portfolio -   Long-term capital appreciation
 Service Class 2
----------------------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio -   Reasonable income. The fund will also    FIDELITY MANAGEMENT &
 Service Class 2                          consider the potential for capital      RESEARCH COMPANY
                                          appreciation. The fund's goal is to
                                          achieve a yield which exceeds the
                                          composite yield on the securities
                                          comprising the Standard & Poor's
                                          500/(SM)/ Index (S&P 500(R)).
----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio - Service  To achieve capital appreciation
 Class 2
----------------------------------------------------------------------------------
Fidelity VIP Index 500 Portfolio -       Investment results that correspond to
 Service Class 2                          the total return of common stocks
                                          publicly traded in the United States
                                          as represented by the Standard &
                                          Poor's 500/(SM)/ Index (S&P 500(R))
----------------------------------------------------------------------------------
Fidelity VIP Investment Grade Bond       As high a level of current income as is
 Portfolio - Service Class 2              consistent with the preservation of
                                          capital
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Money Market Portfolio -    As high a level of current income as is
 Service Class 2                          consistent with preservation of
                                          capital and liquidity.
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio -        Long-term growth of capital
 Service Class 2
-----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES
-----------------------------------------------------------------------------------------------------------
Janus Aspen Series Balanced Portfolio -  Long-term capital growth, consistent
 Service Shares                           with preservation of capital and
                                          balanced by current income
----------------------------------------------------------------------------------JANUS CAPITAL MANAGEMENT
Janus Aspen Series Overseas Portfolio -  Long-term growth of capital.             LLC
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Forty Portfolio -     Long-term growth of capital
 Service Shares
----------------------------------------------------------------------------------
Janus Aspen Series Perkins Mid Cap       Capital appreciation
 Value Portfolio - Service Shares
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST
----------------------------------------------------------------------------------
                                                                                  -------------------------
Legg Mason ClearBridge Variable          Long-term capital growth with current
 Fundamental All Cap Value Portfolio -    income as a secondary consideration     LEGG MASON PARTNERS FUND
 Class I                                                                          ADVISOR, LLC
----------------------------------------------------------------------------------
Legg Mason ClearBridge Variable Large    Long-term growth of capital with
 Cap Value Portfolio - Class I            current income as a secondary objective
----------------------------------------------------------------------------------
LEGG MASON PARTNERS VARIABLE INCOME
 TRUST
-----------------------------------------------------------------------------------------------------------
Legg Mason Western Asset Variable        Maximum total return, consistent with    LEGG MASON PARTNERS FUND
 Global High Yield Bond Portfolio -       preservation of capital                 ADVISOR, LLC
 Class II
-----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST/(SM)/
-----------------------------------------------------------------------------------------------------------
MFS High Income Series - Service Class   Total return with an emphasis on high
                                          current income, but also considering
                                          capital appreciation
----------------------------------------------------------------------------------
MFS Investors Growth Stock Series -      Capital appreciation
 Service Class                                                                    MFS(TM) INVESTMENT
----------------------------------------------------------------------------------MANAGEMENT
MFS Investors Trust Series - Service     Capital appreciation
 Class
----------------------------------------------------------------------------------
MFS New Discovery Series - Service Class Capital appreciation
----------------------------------------------------------------------------------
MFS Total Return Series - Service Class  Total return
----------------------------------------------------------------------------------
MFS Value Series - Service Class         Capital appreciation
----------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
-----------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -  Long-term capital appreciation by
 Service Shares                           investing a substantial portion of
                                          assets in securities of foreign         OPPENHEIMERFUNDS, INC.
                                          issuers, growth-type companies,
                                          cyclical industries and special
                                          situations that are considered to have
                                          appreciation possibilities.
----------------------------------------------------------------------------------
Oppenheimer Main Street Small- &         Capital appreciation.
 Mid-Cap Fund(R)/VA - Service
 Shares/(3)/
----------------------------------------------------------------------------------
Oppenheimer Small- & Mid-Cap Growth      Capital appreciation by investing in
 Fund/VA - Service Shares/(1)/            "growth type" companies.
----------------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE TRUST
-----------------------------------------------------------------------------------------------------------
PIMCO VIT Foreign Bond Portfolio (U.S.   Maximum total return, consistent with
 Dollar- Hedged) - Administrative Shares  preservation of capital and prudent investment management.
----------------------------------------------------------------------------------
PIMCO VIT Money Market Portfolio -       Maximum current income, consistent with
 Administrative Shares                    preservation of capital and daily
                                          liquidity
----------------------------------------------------------------------------------


                               35     PROSPECTUS


PORTFOLIO                                INVESTMENT OBJECTIVE                     INVESTMENT ADVISER
------------------------------------------------------------------------------------------------------------
PIMCO VIT Real Return Portfolio -        Maximum real return, consistent with
 Administrative Shares                    preservation of capital and prudent     PACIFIC INVESTMENT
                                          investment management                   MANAGEMENT COMPANY LLC
----------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -       Maximum total return, consistent with
 Administrative Shares                    preservation of capital and prudent
                                          investment management.
----------------------------------------------------------------------------------
THE RYDEX VARIABLE TRUST
------------------------------------------------------------------------------------------------------------
Rydex SGI VT U.S. Long Short Momentum    Long-term capital appreciation.          RYDEX INVESTMENTS
 Sub- Account (formerly, Rydex SGI VT
 All-Cap Opportunity Sub-Account)
------------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY SERIES, INC.
------------------------------------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth           Long-term capital growth. Income is a
 Portfolio - II                           secondary objective.                    T. ROWE PRICE ASSOCIATES,
----------------------------------------------------------------------------------INC.
T. Rowe Price Equity Income Portfolio -  Substantial dividend income as well as
 II                                       long-term growth of capital through
                                          investments in the common stocks of
                                          established companies.
----------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
------------------------------------------------------------------------------------------------------------
UIF Growth Portfolio, Class II/(3)/      Long-term capital appreciation by
                                          investing primarily in growth-oriented  MORGAN STANLEY INVESTMENT
                                          equity securities of large              MANAGEMENT, INC./(2)/
                                          capitalization companies.
----------------------------------------------------------------------------------
UIF U.S. Real Estate Portfolio, Class II Above average current income and long-term capital appreciation by
                                          investing primarily in equity
                                          securities of companies in the U.S.
                                          real estate industry, including real
                                          estate investment trusts.
----------------------------------------------------------------------------------
VAN ECK VIP TRUST
------------------------------------------------------------------------------------------------------------
Van Eck VIP Multi-Manager Alternatives   Consistent absolute (positive) returns
 Fund                                     in various market cycles
----------------------------------------------------------------------------------VAN ECK ASSOCIATES
Van Eck VIP Emerging Markets Fund        Long-term capital appreciation by        CORPORATION
                                          investing primarily in equity
                                          securities in emerging markets around
                                          the world
----------------------------------------------------------------------------------
Van Eck VIP Global Hard Assets Fund      Long-term capital appreciation by
                                          investing primarily in "hard asset
                                          securities" with income as a secondary
                                          consideration
----------------------------------------------------------------------------------




(1)Effective as of November 19, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Invesco V.I. Capital Appreciation, Series II Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.

  Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.



(2)Morgan Stanley Investment Management Inc., the investment advisor to the Van Kampen UIF Portfolios, does business in certain instances as Van Kampen.

(3)Effective May 1, 2011, the following Portfolios changed their names:



             PREVIOUS NAME                            NEW NAME
 -----------------------------------------------------------------------------
   Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
      Fund(R)/VA - Service Shares        Mid-Cap Fund(R)/VA - Service Shares
 -----------------------------------------------------------------------------
     UIF Capital Growth, Class II               UIF Growth, Class II
 -----------------------------------------------------------------------------


AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS IN, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

                               36     PROSPECTUS

TRUEBALANCE/SM/ ASSET ALLOCATION PROGRAM
THE TRUEBALANCE ASSET ALLOCATION PROGRAM ("TRUEBALANCE PROGRAM") IS NO LONGER OFFERED FOR NEW ENROLLMENTS. IF YOU ENROLLED IN THE TRUEBALANCE PROGRAM PRIOR TO JANUARY 31, 2008, YOU MAY REMAIN IN THE PROGRAM. IF YOU TERMINATE YOUR ENROLLMENT OR OTHERWISE TRANSFER YOUR CONTRACT VALUE OUT OF THE PROGRAM, YOU MAY NOT RE-ENROLL.

There is no additional charge for the TrueBalance program. Participation in the TrueBalance program may be limited if you have elected certain Contract Options that impose restrictions on the investment alternatives which you may invest, such as the Income Protection Benefit Option, the TrueReturn Accumulation Benefit Option or a Withdrawal Benefit Option. See the sections of this prospectus discussing these Options for more information.

Asset allocation is the process by which your Contract Value is invested in different asset classes in a way that matches your risk tolerance, time horizon, and investment goals. Theoretically, different asset classes tend to behave differently under various economic and market conditions. By spreading your Contract Value across a range of asset classes, you may, over time, be able to reduce the risk of investment volatility and potentially enhance returns. Asset allocation does not guarantee a profit or protect against loss in a declining market.

Your sales representative helps you determine whether participating in an asset allocation program is appropriate for you. You complete a questionnaire to identify your investment style. Based on your investment style, you select one asset allocation model portfolio among the available model portfolios which may range from conservative to aggressive. Your Contract Value is allocated among the Variable Sub-Accounts according to your selected model portfolio. Not all Variable Sub-Accounts are available in any one model portfolio, and you must only allocate your Contract Value to the limited number of Variable Sub-Accounts available in the model portfolio you select. You should not select a model portfolio without first consulting with your sales representative.


Lincoln Benefit and the principal underwriter of the Contracts, Allstate Distributors, L.L.C., Inc., do not intend to provide any personalized investment advice in connection with the TrueBalance program and you should not rely on this program as providing individualized investment recommendations to you.


Lincoln Benefit retained an independent investment management firm ("investment management firm") to construct the TrueBalance model portfolios. The investment management firm does not provide advice to Lincoln Benefit's Contract Owners. Neither Lincoln Benefit nor the investment management firm is acting for any Contract Owner as a "fiduciary" or as an "investment manager," as such terms are defined under applicable laws and regulations relating to the Employee Retirement Income Security Act of 1974 (ERISA).

The investment management firm does not take into account any information about any Contract Owner or any Contract Owner's assets when creating, providing or maintaining any TrueBalance model portfolio. Individual Contract Owners should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. Neither Lincoln Benefit nor the investment management firm is responsible for determining the suitability of the TrueBalance model portfolios for the Contract Owners' purposes.

Each of the five model portfolios specifies an allocation among a mix of Variable Sub-Accounts that considers the investment goals of the applicable investment style. On the business day we accept your participation in the TrueBalance program, we will automatically reallocate any existing Contract Value in the Variable Sub-Accounts according to the model portfolio you selected. If any portion of your existing Contract Value is allocated to the Standard Fixed Account or MVA Fixed Account Options and you wish to allocate any portion of it to the model portfolio, you must transfer that portion to the Variable Sub-Accounts. In addition, as long as you participate in the TrueBalance program, you must allocate all of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account Options and/or the Variable Sub-Accounts currently offered in your model portfolio. Any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) you allocate to the DCA Fixed Account Option will be automatically transferred, along with interest, in equal monthly installments to the Variable Sub-Accounts according to the model portfolio you selected.

We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the Variable Sub-Account according to the percentage allocation for the model portfolio you selected.

Lincoln Benefit may offer new or revised TrueBalance model portfolios at any time, and may retain a different investment management firm to create any such new or revised TrueBalance model portfolios. Lincoln Benefit will not automatically reallocate your Contract Value allocated to the Variable Sub-Accounts to match any new or revised model portfolios that are offered. If you are invested in the TrueBalance model portfolio, your registered representative or the selling broker-dealer will notify you of any new or revised TrueBalance model portfolios that may be made available. If you wish to invest in accordance with a new or revised TrueBalance model portfolio, you must submit a transfer request to transfer your Contract Value in your existing TrueBalance model portfolio to the new TrueBalance

                               37     PROSPECTUS
model portfolio. If you do not request a transfer to a new TrueBalance model portfolio, we will continue to rebalance your Contract Value in accordance with your existing TrueBalance model portfolio. At any given time, you may only elect a TrueBalance model portfolio that is available at the time of election.

You may select only one model portfolio at a time. However, you may change your selection of model portfolio at any time, provided you select only a currently available model portfolio. Each change you make in your model portfolio selection will count against the 12 transfers you can make each Contract Year without paying a transfer fee. You should consult with your sales representative before making a change to your model portfolio selection to determine whether the new model portfolio is appropriate for your needs.

Since the performance of each Variable Sub-Account may cause a shift in the percentage allocated to each Variable Sub-Account, at least once every calendar quarter we will automatically rebalance all of your Contract Value in the Variable Sub-Accounts according to your currently selected model portfolio.

Unless you notify us otherwise, any purchase payments you make after electing the TrueBalance program will be allocated to your model portfolio and/or to the Fixed Account Options according to your most recent instructions on file with us. Once you elect to participate in the TrueBalance program, you may allocate subsequent purchase payments to any of the Fixed Account Options available with your Contract and/or to any of the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may not allocate subsequent purchase payments to a Variable Sub-Account that is not included in your model portfolio. Subsequent purchase payments allocated to the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the allocation percentages for your currently selected model portfolio.

You may not make transfers from the Variable Sub-Accounts to any of the other Variable Sub-Accounts. You may make transfers, as allowed under the contract, from the Fixed Account Options to other Fixed Account Options or to the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specifications of that model portfolio. You may make transfers from the Variable Sub-Accounts to any of the Fixed Account Options, except the DCA Fixed Account Option. Transfers to Fixed Account Options may be inconsistent with the investment style you selected and with the purpose of the TrueBalance program. However, all of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. You should consult with your sales representative before making transfers.

If you own the TrueReturn Accumulation Benefit Option, on the Rider Maturity Date the Contract Value may be increased due to the TrueReturn Accumulation Benefit Option. Any increase will be allocated to the PIMCO VIT Money Market - Administrative Shares Sub-Account. You may make transfers from this Variable Sub-Account to the Fixed Account Options (as allowed) or the Variable Sub-Accounts included in your model portfolio, but only according to the allocation specification of that model portfolio. All of your Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio.

If you make a partial withdrawal from any of the Variable Sub-Accounts, your remaining Contract Value in the Variable Sub-Accounts will be automatically rebalanced at the end of the next calendar quarter according to the percentage allocations for your currently selected model portfolio. If you are participating in the Systematic Withdrawal Program when you add the TrueBalance program or change your selection of model portfolios, you may need to update your withdrawal instructions. If you have any questions, please consult your sales representative.

Your participation in the TrueBalance program is subject to the program's terms and conditions, and you may change model portfolios or terminate your participation in the TrueBalance program at any time by notifying us in a form satisfactory to us. We reserve the right to modify or terminate the TrueBalance program at any time.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS
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You may allocate all or a portion of your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the FIXED ACCOUNT OPTIONS. The Fixed Account Options we offer include the DOLLAR COST AVERAGING FIXED ACCOUNT OPTION, the STANDARD FIXED ACCOUNT OPTION, and the MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION. We may offer additional Fixed Account Options in the future. Some Options are not available in all states. In addition, Lincoln Benefit may limit the availability of some Fixed Account Options. Please consult with your representative for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole

                               38     PROSPECTUS
discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to the Fixed Account does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTION

The Dollar Cost Averaging Fixed Account Option ("DCA Fixed Account Option") is one of the investment alternatives that you can use to establish a Dollar Cost Averaging Program, as described on page 44.


This option allows you to allocate purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Fixed Account that will then automatically be transferred, along with interest, in equal monthly installments to the investment alternatives that you have selected. In the future, we may offer other installment frequencies in our discretion. Each purchase payment allocated to the DCA Fixed Account Option must be at least $100.

At the time you allocate a purchase payment to the DCA Fixed Account Option, you must specify the term length over which the transfers are to take place. We use the term "Transfer Period Account" to refer to each purchase payment allocation made to the DCA Fixed Account Option for a specified term length. You establish a new Transfer Period Account each time you allocate a purchase payment to the DCA Fixed Account Option. We currently offer term lengths from which you may select for your Transfer Period Account(s), ranging from 3 to 12 months. We may modify or eliminate the term lengths we offer in the future. Refer to Appendix A for more information.

Your purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) will earn interest while in the DCA Fixed Account Option at the interest rate in effect at the time of the allocation, depending on the term length chosen for the Transfer Period Account and the type of Contract you have. The interest rates may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the DCA Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

You must transfer all of your money, plus accumulated interest, out of a Transfer Period Account to other investment alternatives in equal monthly installments during the term of the Transfer Period Account. We reserve the right to restrict the investment alternatives available for transfers from any Transfer Period Account. You may not transfer money from the Transfer Period Accounts to any of the Fixed Account Options available under your Contract. The first transfer will occur on the 25th day after you establish a Transfer Period Account and monthly thereafter. If we do not receive an allocation instruction from you when we receive the purchase payment, we will transfer each installment to the money market Variable Sub-account until we receive a different allocation instruction. At the expiration of a Transfer Period Account any remaining amounts in the Transfer Period Account will be transferred to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative. Transferring Contract Value to the PIMCO VIT Money Market - Administrative Shares Sub-Account in this manner may not be consistent with the theory of dollar cost averaging described on page 46.

If you discontinue the DCA Fixed Account Option before the expiration of a Transfer Period Account, we will transfer any remaining amount in the Transfer Period Account to the PIMCO VIT Money Market - Administrative Shares Sub-Account unless you request a different investment alternative.

If you have a TrueReturn Option or SureIncome Option, at the expiration of a Transfer Period Account or if you discontinue the DCA Fixed Account Option any amounts remaining in the Transfer Period Account will be transferred according to the investment requirements applicable to the Option you selected.

You may not transfer money into the DCA Fixed Account Option or add to an existing Transfer Period Account. You may not use the Automatic Additions Program to allocate purchase payments to the DCA Fixed Account Option.

The DCA Fixed Account Option currently is not available if you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT.

The DCA Fixed Account Option may not be available in your state. Please check with your representative for availability.

STANDARD FIXED ACCOUNT OPTION
If you have selected the CONSULTANT SOLUTIONS CLASSIC CONTRACT, you may allocate purchase payments or transfer amounts into the Standard Fixed Account Option. Each such allocation establishes a "GUARANTEE PERIOD ACCOUNT" within the Standard Fixed Account Option ("Standard Fixed Guarantee Period Account"), which is defined by the date of the allocation. You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Standard Fixed Guarantee Period Account must be at least $100.

The Standard Fixed Account Option is not available in all states.

At the time you allocate a purchase payment or transfer amount to the Standard Fixed Account Option, you must select the Guarantee Period for that allocation from among the available Standard Fixed Guarantee Periods. We currently offer Standard Fixed Guarantee Periods of 1 year in length for CONSULTANT SOLUTIONS CLASSIC. For CONSULTANT SOLUTIONS PLUS, SELECT and ELITE

                               39     PROSPECTUS

CONTRACTS, we currently are not offering the Standard Fixed Account Option. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Standard Fixed Account Option, but do not select a Standard Fixed Guarantee Period for the new Standard Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the same Standard Fixed Guarantee Period as the Standard Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Standard Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Standard Fixed Guarantee Period Account of the shortest Standard Fixed Guarantee Period we are offering at that time.

Some Standard Fixed Guarantee Periods are not available in all states. Please check with your representative for availability.

The amount you allocate to a Standard Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Standard Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options. The minimum interest rate associated with the Standard Fixed Account Option is based upon state requirements and the date an application to purchase a Contract is signed. This minimum interest rate will not change after Contract issue.

In any Contract Year, the combined amount of withdrawals and transfers from a Standard Fixed Guarantee Period Account may not exceed 30% of the amount used to establish that Standard Fixed Guarantee Period Account. This limitation is waived if you withdraw your entire Contract Value. It is also waived for amounts in a Standard Fixed Guarantee Period Account during the 30 days following its renewal date ("30-DAY WINDOW"), described below, and for a single withdrawal made by your surviving spouse within one year of continuing the Contract after your death.

Amounts under the 30% limit that are not withdrawn in a Contract Year do not carry over to subsequent Contract Years.

At the end of a Standard Fixed Guarantee Period and each year thereafter, we will declare a renewal interest rate that will be guaranteed for 1 year. Subsequent renewal dates will be on the anniversaries of the first renewal date. Prior to a renewal date, we will send you a notice that will outline the options available to you. During the 30-Day Window following the expiration of a Standard Fixed Guarantee Period Account, the 30% limit for transfers and withdrawals from that Guarantee Period Account is waived and you may elect to:

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to establish a new Guarantee Period Account within the Standard Fixed Account Option; or

..   transfer all or part of the money from the Standard Fixed Guarantee Period
    Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Standard Fixed Guarantee Period
    Account. Withdrawal charges and taxes may apply.

Withdrawals taken to satisfy IRS minimum distribution rules will count against the 30% limit. The 30% limit will be waived for a Contract Year to the extent that:

..   you have already exceeded the 30% limit and you must still make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules; or

..   you have not yet exceeded the 30% limit but you must make a withdrawal during that Contract Year to satisfy IRS minimum distribution rules, and such withdrawal will put you over the 30% limit.

The money in the Standard Fixed Guarantee Period Account will earn interest at the declared renewal rate from the renewal date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from a renewing Standard Fixed Guarantee Period Account on or before the renewal date, the transfer or withdrawal will be deemed to have occurred on the renewal date. If we receive notification of your election to make a transfer or withdrawal from the renewing Standard Fixed Guarantee Period Account after the renewal date, but before the expiration of the 30-Day Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred from the renewing Standard Fixed Guarantee Period Account will continue to earn interest until the next renewal date at the declared renewal rate. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to renew the Standard Fixed Guarantee Period Account and the amount in the renewing Standard Fixed Guarantee Period Account will continue to earn interest at the declared renewal rate until the next renewal date, and will be subject to all restrictions of the Standard Fixed Account Option.

The Standard Fixed Account Option currently is available only with the CONSULTANT SOLUTIONS CLASSIC CONTRACT.

MARKET VALUE ADJUSTED FIXED ACCOUNT OPTION
You may allocate purchase payments or transfer amounts into the Market Value Adjusted Fixed Account Option. Each such allocation establishes a Guarantee Period

                               40     PROSPECTUS

Account within the Market Value Adjusted Fixed Account Option ("Market Value Adjusted Fixed Guarantee Period Account"), which is defined by the date of the allocation and the length of the initial interest rate guarantee period ("MARKET VALUE ADJUSTED FIXED GUARANTEE PERIOD"). You may not allocate a purchase payment or transfer to any existing Guarantee Period Account. Each purchase payment or transfer allocated to a Market Value Adjusted Fixed Guarantee Period Account must be at least $100.

At the time you allocate a purchase payment or transfer amount to the Market Value Adjusted Fixed Account Option, you must select the Guarantee Period for that allocation from among the Guarantee Periods available for the Market Value Adjusted Fixed Account Option. We currently offer Market Value Adjusted Fixed Guarantee Periods of 1, 3, 5, 7, and 10 years. Refer to Appendix A for more information. We may offer other Guarantee Periods in the future. If you allocate a purchase payment to the Market Value Adjusted Fixed Account Option, but do not select a Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account, we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period as the Market Value Adjusted Fixed Guarantee Period Account of your most recent purchase payment or transfer. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest term currently offered. If you have not made a prior allocation to a Market Value Adjusted Fixed Guarantee Period Account, then we will allocate the purchase payment or transfer to a new Market Value Adjusted Fixed Guarantee Period Account of the shortest Market Value Adjusted Fixed Guarantee Period we are offering at that time. The Market Value Adjusted Fixed Account Option is not available in all states. Please check with your representative for availability.

The amount you allocate to a Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate in effect for that Market Value Adjusted Fixed Guarantee Period at the time of the allocation. Interest rates may differ depending on the type of Contract you have and may also differ from those available for other Fixed Account Options.

Withdrawals and transfers from a Market Value Adjusted Fixed Guarantee Period Account may be subject to a Market Value Adjustment. A Market Value Adjustment may also apply to amounts in the Market Value Adjusted Fixed Account Option if we pay Death Proceeds or if the Payout Start Date begins on a day other than during the 30-day period after such Market Value Adjusted Fixed Guarantee Period Account expires ("30-Day MVA Window"). We will not make a Market Value Adjustment if you make a transfer or withdrawal during the 30-Day MVA Window.

We apply a Market Value Adjustment to reflect changes in interest rates from the time you first allocate money to a Market Value Adjusted Fixed Guarantee Period Account to the time the money is taken out of that Market Value Adjusted Fixed Guarantee Period Account under the circumstances described above. We use the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Statistical Release H.15 ("Treasury Rate") to calculate the Market Value Adjustment. We do so by comparing the Treasury Rate for a maturity equal to the Market Value Adjusted Fixed Guarantee Period at the time the Market Value Adjusted Fixed Guarantee Period Account is established with the Treasury Rate for the same maturity at the time the money is taken from the Market Value Adjusted Fixed Guarantee Period Account.

The Market Value Adjustment may be positive or negative, depending on changes in interest rates. As such, you bear the investment risk associated with changes in interest rates. If interest rates have increased since the establishment of a Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment, together with any applicable withdrawal charges, premium taxes, and income tax withholdings could reduce the amount you receive upon full withdrawal from a Market Value Adjusted Fixed Guarantee Period Account to an amount less than the purchase payment used to establish that Market Value Adjusted Fixed Guarantee Period Account.

Generally, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the Treasury Rate for a maturity equal to that Market Value Adjusted Fixed Guarantee Period is higher than the applicable Treasury Rate at the time money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be positive. Conversely, if at the time you establish a Market Value Adjusted Fixed Guarantee Period Account, the applicable Treasury Rate is lower than the applicable Treasury Rate at the time the money is to be taken from the Market Value Adjusted Fixed Guarantee Period Account, the Market Value Adjustment will be negative.

For example, assume that you purchase a Contract and allocate part of the initial purchase payment (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) to the Market Value Adjusted Fixed Account Option to establish a 5-year Market Value Adjusted Fixed Guarantee Period Account. Assume that the 5-year Treasury Rate at that time is 4.50%. Next, assume that at the end of the 3rd year, you withdraw money from the Market Value Adjusted Fixed Guarantee Period Account. If, at that time, the 5-year Treasury Rate is 4.20%, then the Market Value Adjustment will be positive.

                               41     PROSPECTUS

Conversely, if the 5-year Treasury Rate at that time is 4.80%, then the Market Value Adjustment will be negative.

The formula used to calculate the Market Value Adjustment and numerical examples illustrating its application are shown in Appendix B of this prospectus.

At the end of a Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period Account expires and we will automatically transfer the money from such Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, unless you notify us otherwise. The new Market Value Adjusted Fixed Guarantee Period Account will be established as of the day immediately following the expiration date of the expiring Market Value Adjusted Guarantee Period Account ("New Account Start Date.") If the Market Value Adjusted Fixed Guarantee Period is no longer being offered, we will establish a new Market Value Adjusted Fixed Guarantee Period Account with the next shortest Market Value Adjusted Fixed Guarantee Period available. Prior to the expiration date, we will send you a notice, which will outline the options available to you. During the 30-Day MVA Window a Market Value Adjustment will not be applied to transfers and withdrawals from the expiring Market Value Adjusted Fixed Guarantee Period Account and you may elect to:

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to establish a new Guarantee Period Account within the Market Value Adjusted Fixed Account Option; or

..   transfer all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account to other investment alternatives available at the time; or

..   withdraw all or part of the money from the Market Value Adjusted Fixed
    Guarantee Period Account. Withdrawal charges and taxes may apply.

The money in the Market Value Adjusted Fixed Guarantee Period Account will earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account from the New Account Start Date until the date we receive notification of your election. If we receive notification of your election to make a transfer or withdrawal from an expiring Market Value Adjusted Fixed Guarantee Period Account on or before the New Account Start Date, the transfer or withdrawal will be deemed to have occurred on the New Account Start Date. If we receive notification of your election to make a transfer or withdrawal from the expiring Market Value Adjusted Fixed Guarantee Period Account after the New Account Start Date, but before the expiration of the 30-Day MVA Window, the transfer or withdrawal will be deemed to have occurred on the day we receive such notice. Any remaining balance not withdrawn or transferred will earn interest for the term of the new Market Value Adjusted Fixed Guarantee Period Account, at the interest rate declared for such Account. If we do not receive notification from you within the 30-Day Window, we will assume that you have elected to transfer the amount in the expiring Market Value Adjusted Fixed Guarantee Period Account to establish a new Market Value Adjusted Fixed Guarantee Period Account with the same Market Value Adjusted Fixed Guarantee Period, and the amount in the new Market Value Adjusted Fixed Guarantee Period Account will continue to earn interest at the interest rate declared for the new Market Value Adjusted Fixed Guarantee Period Account, and will be subject to all restrictions of the Market Value Adjusted Fixed Account Option. If we no longer offer that Market Value Adjusted Fixed Guarantee Period, the Market Value Adjusted Fixed Guarantee Period for the new Market Value Adjusted Fixed Guarantee Period Account will be the next shortest term length we offer for the Market Value Adjusted Fixed Account Option at that time, and the interest rate will be the rate declared by us at that time for such term.

INVESTMENT ALTERNATIVES: TRANSFERS
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TRANSFERS DURING THE ACCUMULATION PHASE
During the Accumulation Phase, you may transfer Contract Value among the investment alternatives. You may not transfer Contract Value to the DCA Fixed Account Option or add to an existing Transfer Period Account. You may request transfers in writing on a form that we provided or by telephone according to the procedure described below.

You may make up to 12 transfers per Contract Year without charge. Currently, a transfer fee equal to 1.00% of the amount transferred applies to each transfer after the 12th transfer in any Contract Year. This fee may be changed, but in no event will it exceed 2.00% of the amount transferred. Multiple transfers on a single Valuation Date are considered a single transfer for purposes of assessing the transfer fee. If you added the TrueReturn Accumulation Benefit Option or SureIncome Option to your Contract, certain restrictions on transfers apply. See the "TrueReturn Accumulation Benefit Option" and "SureIncome Withdrawal Benefit Option" sections of this prospectus

                               42     PROSPECTUS
for more information. In any event, the transfer fee will never be greater than $25.

The minimum amount that you may transfer from the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or a Variable Sub-account is $100 or the total remaining balance in the Standard Fixed Account Option, Market Value Adjusted Fixed Account Option or the Variable Sub-account, if less. These limitations do not apply to the DCA Fixed Account Option. The total amount that you may transfer or withdraw from a Standard Fixed Guarantee Period Account in a Contract Year is 30% of the amount used to establish that Guarantee Period Account. See "Standard Fixed Account Option". The minimum amount that can be transferred to the Standard Fixed Account Option and the Market Value Adjusted Fixed Account Option is $100.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests completed after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers from any Fixed Account Option for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

For CONSULTANT SOLUTIONS SELECT CONTRACTS, the maximum amount that may be allocated during any single day to certain selected funds by telephone, fax, Internet, overnight or express mail services, same day messenger, or in person is $25,000. All trades exceeding this daily limit must be made by first class US Mail. The funds currently affected by this restriction are:

Fidelity VIP Overseas - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Oppenheimer Global Securities/VA - Service Shares Sub-Account
Van Eck VIP Emerging Markets Sub-Account
MFS High Income - Service Class Sub-Account
Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE
During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable income payments will be based. You may make up to 12 transfers per Contract Year within each Income Plan. You may not convert any portion of your fixed income payments into variable income payments. You may not make transfers among Income Plans. You may make transfers from the variable income payments to the fixed income payments to increase the proportion of your income payments consisting of fixed income payments, unless you have selected the Income Protection Benefit Option.

TELEPHONE OR ELECTRONIC TRANSFERS
You may make transfers by telephone by calling 800-457-7617. The cut-off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received from you at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange. If you own the Contract with a joint Contract Owner, unless we receive contrary instructions, we will accept instructions from either you or the other Contract Owner.

We may suspend, modify or terminate the telephone transfer privilege, as well as any other electronic or automated means we previously approved, at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

MARKET TIMING & EXCESSIVE TRADING
The Contracts are intended for long-term investment. Market timing and excessive trading can potentially dilute the value of Variable Sub-Accounts and can disrupt management of a Portfolio and raise its expenses, which can impair Portfolio performance and adversely affect your Contract Value. Our policy is not to accept knowingly any money intended for the purpose of market timing or excessive trading. Accordingly, you should not invest in the Contract if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Contract.

We seek to detect market timing or excessive trading activity by reviewing trading activities. Portfolios also may report suspected market-timing or excessive trading activity to us. If, in our judgment, we determine that the transfers are part of a market timing strategy or are otherwise harmful to the underlying Portfolio, we will impose the trading limitations as described below under "Trading Limitations." Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

                               43     PROSPECTUS

While we seek to deter market timing and excessive trading in Variable Sub-Accounts, because our procedures involve the exercise of reasonable judgment, we may not identify or prevent some market timing or excessive trading. Moreover, imposition of trading limitations is triggered by the detection of market timing or excessive trading activity, and the trading limitations are not applied prior to detection of such trading activity. Therefore, our policies and procedures do not prevent such trading activity before it is detected. As a result, some investors may be able to engage in market timing and excessive trading, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

TRADING LIMITATIONS
We reserve the right to limit transfers among the investment alternatives in any Contract year, require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery, or to refuse any transfer request, if:

..   we believe, in our sole discretion, that certain trading practices, such as excessive trading, by, or on behalf of, one or more Contract Owners, or a specific transfer request or group of transfer requests, may have a detrimental effect on the Accumulation Unit Values of any Variable Sub-Account or on the share prices of the corresponding Portfolio or otherwise would be to the disadvantage of other Contract Owners; or

..   we are informed by one or more of the Portfolios that they intend to restrict the purchase, exchange, or redemption of Portfolio shares because of excessive trading or because they believe that a specific transfer or group of transfers would have a detrimental effect on the prices of Portfolio shares.

In making the determination that trading activity constitutes market timing or excessive trading, we will consider, among other things:

..   the total dollar amount being transferred, both in the aggregate and in the transfer request;

..   the number of transfers you make over a period of time and/or the period of time between transfers (note: one set of transfers to and from a Variable Sub-Account in a short period of time can constitute market timing);

..   whether your transfers follow a pattern that appears designed to take advantage of short term market fluctuations, particularly within certain Variable Sub-Account underlying Portfolios that we have identified as being susceptible to market timing activities (e.g., International, High Yield, and Small Cap Variable Sub-Accounts);

..   whether the manager of the underlying Portfolio has indicated that the transfers interfere with Portfolio management or otherwise adversely impact the Portfolio; and

..   the investment objectives and/or size of the Variable Sub-Account underlying Portfolio.

We seek to apply these trading limitations uniformly. However, because these determinations involve the exercise of discretion, it is possible that we may not detect some market timing or excessive trading activity. As a result, it is possible that some investors may be able to engage in market timing or excessive trading activity, while others are prohibited, and the Portfolio may experience the adverse effects of market timing and excessive trading described above.

If we determine that a Contract Owner has engaged in market timing or excessive trading activity, we will require that all future transfer requests be submitted through U.S. Postal Service First Class Mail thereby refusing to accept transfer requests via telephone, facsimile, Internet, or overnight delivery. If we determine that a Contract Owner continues to engage in a pattern of market timing or excessive trading activity we will restrict that Contract Owner from making future additions or transfers into the impacted Variable Sub-Account(s) or will restrict that Contract Owner from making future additions or transfers into the class of Variable Sub-Account(s) if the Variable Sub-Accounts(s) involved are vulnerable to arbitrage market timing trading activity (e.g., International, High Yield, and Small Cap Variable Sub-Accounts).

In our sole discretion, we may revise our Trading Limitations at any time as necessary to better deter or minimize market timing and excessive trading or to comply with regulatory requirements.

SHORT TERM TRADING FEES
The underlying Portfolios are authorized by SEC regulation to adopt and impose redemption fees if a Portfolio's Board of Directors determines that such fees are necessary to minimize or eliminate short-term transfer activity that can reduce or dilute the value of outstanding shares issued by the Portfolio. The Portfolio will set the parameters relating to the redemption fee and such parameters may vary by Portfolio. If a Portfolio elects to adopt and charge redemption fees, these fees will be passed on to the Contract Owner(s) responsible for the short-term transfer activity generating the fee.

We will administer and collect redemption fees in connection with transfers between the Variable Sub-Accounts and forward these fees to the Portfolio. Please consult the Portfolio's prospectus for more complete information regarding the fees and charges associated with each Portfolio.

DOLLAR COST AVERAGING PROGRAM
Through our Dollar Cost Averaging Program, you may automatically transfer a fixed dollar amount on a regular basis from any Variable Sub-Account or any Fixed Account Option to any of the other Variable

                               44     PROSPECTUS

Sub-Accounts. You may not use the Dollar Cost Averaging Program to transfer amounts to the Fixed Account Options. This program is available only during the Accumulation Phase.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for instructions on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM
Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. Money you allocate to the Fixed Account will not be included in the rebalancing.

We will rebalance your account quarterly, semi-annually, or annually. We will measure these periods according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your written or telephone request. We are not responsible for rebalancing that occurs prior to receipt of proper notice of your request.

Example:

   Assume that you want your initial purchase payment split among 2 Variable Sub-accounts. You want 40% to be in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account and 60% to be in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings in a Contract or Contracts rebalanced quarterly, on the first day of the next quarter we would sell some of your units in the PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account Variable Sub-account for the appropriate Contract(s) and use the money to buy more units in the Fidelity VIP Index 500 - Service Class 2 Sub-Account Variable Sub-account so that the percentage allocations would again be 40% and 60% respectively.

The transfers made under the program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio rebalancing is consistent with maintaining your allocation of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the Variable Sub-Accounts that performed better during the previous time period.

EXPENSES
--------------------------------------------------------------------------------

As a Contract Owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE
During the Accumulation Phase, on each Contract Anniversary, we will deduct a $40 contract maintenance charge from your assets invested in the PIMCO Money Market Variable Sub-account ($30 if the Contract value is equal to or greater than $2,000.) If there are insufficient assets in that Variable Sub-account, we will deduct the balance of the charge proportionally from the other Variable Sub-accounts. We also will deduct this charge if you withdraw your entire Contract Value, unless your Contract qualifies for a waiver. During the Payout Phase, we will deduct the charge proportionately from each income payment.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract Owners and regulatory agencies. We cannot increase the charge. We will waive this charge for a Contract Anniversary if, on that date:

..   your Contract Value is equal to or greater than $50,000; or

..   your entire Contract Value is allocated to the Fixed Account Options or, after the Payout Start Date, if all income payments are fixed income payments.

                               45     PROSPECTUS

We also reserve the right to waive this charge if you own more than one Contract and the Contracts meet certain minimum dollar amount requirements. In addition, we reserve the right to waive this charge for all Contracts.

ADMINISTRATIVE EXPENSE CHARGE
We currently deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-accounts. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase. We may increase this charge for Contracts issued in the future, but in no event will it exceed 0.25%. We guarantee that after your Contract is issued we will not increase this charge for your Contract.

MORTALITY AND EXPENSE RISK CHARGE
We deduct a mortality and expense risk charge daily from the net assets you have invested in the Variable Sub-Accounts. We assess mortality and expense risk charges during the Accumulation and Payout Phases of the Contract, except as noted below. The annual mortality and expense risk charge for the Contracts without any optional benefit are as follows:

                      Consultant Solutions Classic  1.25%
                      -----------------------------------
                      Consultant Solutions Plus     1.45%
                      -----------------------------------
                      Consultant Solutions Elite    1.60%
                      -----------------------------------
                      Consultant Solutions Select   1.70%
                      -----------------------------------

The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. The mortality and expense risk charge also helps pay for the cost of the Credit Enhancement under the CONSULTANT SOLUTIONS PLUS CONTRACT. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the optional benefits to compensate us for the additional risk that we accept by providing these options.

You will pay additional mortality and expense risk charges if you add any optional benefits to your Contract. The additional mortality and expense risk charge you pay will depend upon which of the options you select:

..   MAV Death Benefit Option: The current mortality and expense risk charge for this option is 0.20%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Annual Increase Death Benefit Option: The current mortality and expense risk charge for this option is 0.30%. This charge may be increased, but will never exceed 0.50%. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. We deduct the charge for this option only during the Accumulation Phase.

..   Enhanced Earnings Death Benefit Option: The current mortality and expense risk charge for this option is:

   . 0.25% (maximum of 0.35%) if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date;

   . 0.40% (maximum of 0.50%) if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

   . The charges may be increased but they will never exceed the maximum charges shown above. We guarantee that we will not increase the mortality and expense risk charge for this option after you have added it to your Contract. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the charge will be based on the age of the new Contract Owner at the time the Contract is continued. Refer to the Death Benefit Payments provision in this prospectus for more information. We deduct the charge for this option only during the Accumulation Phase.

..   Income Protection Benefit Option: The current mortality and expense risk charge for this option is 0.50%. This charge may be increased, but will never exceed 0.75%. We guarantee that we will not increase the mortality and expense risk for this option after you have added it to your Contract. This option may be added to your Contract on the Payout Start Date. The charge will be deducted only during the Payout Phase.

TRUERETURN ACCUMULATION BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the TrueReturn Accumulation Benefit Option. The current annual Rider Fee is 0.50% of the Benefit Base. We

                               46     PROSPECTUS
deduct the Rider Fee on each Contract Anniversary during the Rider Period or until you terminate the Option, if earlier. We reserve the right to increase the Rider Fee to up to 1.25%. We currently charge the same Rider Fee regardless of the Rider Period and Guarantee Option you select, however we reserve the right to charge different fees for different Rider Periods and Guarantee Options in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new TrueReturn Accumulation Benefit Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-account(s) on a pro rata basis in the proportion that your value in each Variable Sub-account bears to your total value in all Variable Sub-accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-account. If you terminate the Option, or terminate the Contract by a total withdrawal, prior to the Rider Maturity Date on a date other than the Contract Anniversary, we will deduct a Rider Fee that is prorated based on the number of full months between the Contract Anniversary immediately prior to the termination and the date of the termination. However, if the Option is terminated due to death of the Contract Owner or Annuitant, we will not charge a Rider Fee unless the date we receive a Complete Request for Settlement of the Death Proceeds is also a Contract Anniversary. If the Option is terminated on the Payout Start Date, we will not charge a Rider Fee unless the Payout Start Date is also a Contract Anniversary. Additionally, if you elect to exercise the Rider Trade-In Option and cancel the Option on a date other than a Contract Anniversary, we will not deduct a Rider Fee on the date the Option is terminated. Refer to the "TrueReturn Accumulation Benefit Option" section of this prospectus for more information.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION FEE
We charge a separate annual Rider Fee for the Spousal Protection Benefit (Co-Annuitant) Option. The current annual Rider Fee is 0.10% of the Contract Value. This fee applies to Options added on or after May 1, 2005. For Options added prior to May 1, 2005, there is no charge associated with the Options. We deduct the Rider Fee on each Contract Anniversary and in certain circumstances on the date you terminate the Option. We reserve the right to increase the annual Rider Fee on newly issued Options to up to 0.15% of the Contract Value. We also reserve the right to charge different Rider Fees for new Spousal Protection Benefit (Co-Annuitant) Options we offer in the future. However, once we issue your Option, we cannot change the Rider Fee that applies to your Contract.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your value in each Variable Sub-Account bears to your total value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total value in all Variable Sub-Accounts, the excess of the Rider Fee over the total value in all Variable Sub-Accounts will be waived.

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary while the Rider is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.10%, with the result multiplied by the Contract Value as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to 0.10% multiplied by the Contract Value as of that Contract Anniversary.

If the Rider is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months this Option was in effect.

SUREINCOME WITHDRAWAL BENEFIT OPTION FEE
We charge a separate annual Rider Fee for the SureIncome Option ("SureIncome Option Fee" or "Rider Fee"). The current annual Rider Fee is 0.50% of the Benefit Base. We deduct the Rider Fee on each Contract Anniversary up to and including the date you terminate the Option. We reserve the right to increase the Rider Fee to up to 1.25% of the Benefit Base. We also reserve the right to charge different Rider Fees for different Withdrawal Benefit Factors we may offer in the future. However, once we issue your SureIncome Option, we cannot change the Rider Fee that applies to your Option. If you elect to exercise the Rider Trade-In Option, the new Rider Fee will be based on the Rider Fee percentage applicable to a new SureIncome Option at the time of trade-in.

The Rider Fee is deducted only from the Variable Sub-Account(s) on a pro-rata basis in the proportion that your Contract Value in each Variable Sub-Account bears to your total Contract Value in all Variable Sub-Accounts. Rider Fees will decrease the number of Accumulation Units in each Variable Sub-Account. If, at the time the Rider Fee is deducted, the Rider Fee exceeds the total Contract Value in all Variable Sub-Accounts, the excess of the Rider Fee over the total Contract Value in all Variable Sub-Accounts will be waived.

                               47     PROSPECTUS

The first Rider Fee will be deducted on the first Contract Anniversary following the Rider Date. A Rider Fee will be deducted on each subsequent Contract Anniversary the SureIncome Option is in force.

For the first Contract Anniversary following the Rider Date, the Rider Fee is equal to the number of full months from the Rider Date to the first Contract Anniversary, divided by twelve, multiplied by 0.50%, with the result multiplied by the Benefit Base as of the first Contract Anniversary. For subsequent Contract Anniversaries, the Rider Fee is equal to the 0.50% multiplied by the Benefit Base as of that Contract Anniversary.

If the SureIncome Option is terminated for any reason on a Contract Anniversary, we will deduct a full Rider Fee. If the SureIncome Option is terminated on a date other than a Contract Anniversary, we will deduct a pro rata Rider Fee, except we will not charge any Rider Fee if the SureIncome Option is terminated on the Payout Start Date or due to the death of the Contract Owner or Annuitant. If we charge a Rider Fee on the termination of the SureIncome Option, the Rider Fee will be reduced pro rata, so that you are only charged for the number of full months the SureIncome Option was in effect.

TRANSFER FEE
We impose a fee upon transfers in excess of 12 during any Contract Year. The current fee is equal to 1.00% of the dollar amount transferred. This fee may be increased, but in no event will it exceed 2.00% of the dollar amount transferred. In any event, the transfer fee will never be greater than $25. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging Program or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE
For all of the contracts except the CONSULTANT SOLUTIONS SELECT, we may assess a withdrawal charge from the purchase payment(s) you withdraw. The amount of the charge will depend on the number of years that have elapsed since we received the purchase payment being withdrawn. A schedule showing the withdrawal charges applicable to each Contract appears on page 11. If you make a withdrawal before the Payout Start Date, we will apply the withdrawal charge percentage in effect on the date of the withdrawal, or the withdrawal charge percentage in effect on the following day, whichever is lower.

Withdrawals also may be subject to tax penalties or income tax. You should consult with your tax counsel or other tax advisor regarding any withdrawals.

Withdrawals from the Market Value Adjusted Fixed Account Option may be subject to a market value adjustment. Refer to page 42 for more information on market value adjustments.

FREE WITHDRAWAL AMOUNT
You can withdraw up to the Free Withdrawal Amount each Contract Year without paying the withdrawal charge. The Free Withdrawal Amount for a Contract Year is equal to 15% of all purchase payments (excluding Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) that are subject to a withdrawal charge as of the beginning of that Contract Year, plus 15% of the purchase payments added to the Contract during the Contract Year. The withdrawal charge applicable to Contracts owned by Charitable Remainder Trusts is described below.

Purchase payments no longer subject to a withdrawal charge will not be used to determine the Free Withdrawal Amount for a Contract Year, nor will they be assessed a withdrawal charge, if withdrawn. The Free Withdrawal Amount is not available in the Payout Phase.

You may withdraw up to the Free Withdrawal Amount in each Contract Year it is available without paying a withdrawal charge; however, the amount withdrawn may be subject to a Market Value Adjustment or applicable taxes. If you do not withdraw the entire Free Withdrawal Amount in a Contract Year, any remaining portion may not be carried forward to increase the Free Withdrawal Amount in a later Contract Year.

For purposes of assessing the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first as follows:

1) Purchase payments that no longer are subject to withdrawal charges;

2) Free Withdrawal Amount (if available);

3) Remaining purchase payments subject to withdrawal charges, beginning with the oldest purchase payment;

4) Any earnings not previously withdrawn.

However, for federal income tax purposes, earnings are considered to come out first, which means that you will pay taxes on the earnings portion of your withdrawal.

If the Contract Owner is a Charitable Remainder Trust, the Free Withdrawal Amount in a Contract Year is equal to the greater of:

..   The Free Withdrawal Amount described above; or

..   Earnings as of the beginning of the Contract Year that have not been previously withdrawn.

For purposes of assessing the withdrawal charge for a Charitable Remainder Trust-Owned Contract, we will treat withdrawals as coming from the earnings first and then the oldest purchase payments as follows:

1) Earnings not previously withdrawn;

2) Purchase payments that are no longer subject to withdrawal charges;

3) Free Withdrawal Amount in excess of earnings;

4) Purchase payments subject to withdrawal charges, beginning with the oldest purchase payment.

                               48     PROSPECTUS

If you have selected the CONSULTANT SOLUTIONS SELECT CONTRACT, there are no withdrawal charges applicable and, therefore, no Free Withdrawal Amount. Amounts withdrawn may be subject to a Market Value Adjustment or applicable taxes.

ALL CONTRACTS

We do not apply a withdrawal charge in the following situations:

..   the death of the Contract Owner or Annuitant (unless the Settlement Value is used);

..   withdrawals taken to satisfy IRS minimum distribution rules for the
    Contract; or

..   withdrawals that qualify for one of the waivers described below.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts, and to help defray the cost of the Credit Enhancement for the CONSULTANT SOLUTIONS PLUS CONTRACTS. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, or the cost of the Credit Enhancement, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals taken prior to annuitization (referred to in this prospectus as the Payout Phase) are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal tax penalty. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

CONFINEMENT WAIVER. We will waive the withdrawal charge on all withdrawals taken under your Contract if the following conditions are satisfied:

1. you, or, if the Contract Owner is not a living person, the Annuitant, are first confined to a long term care facility or a hospital for at least 90 consecutive days. You or the Annuitant must first enter the long term care facility or hospital at least 30 days after the Issue Date,

2. we receive your request for withdrawal and written proof of the stay no later than 90 days following the end of your or the Annuitant's stay at the long term care facility or hospital, and

3. Due proof of confinement is received by us prior to or at the time of, a request for a withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating the dates the Owner or Annuitant was confined, the name and location of the Long Term Care Facility or Hospital, a statement that the confinement was medically necessary, and, if released, the date the Owner or Annuitant was released from the Long Term Care Facility or Hospital.

TERMINAL ILLNESS WAIVER. We will waive the withdrawal charge on all withdrawals under your Contract if:

1. you or the Annuitant, if the Contract Owner is not a living person, are diagnosed by a physician as having a terminal illness (as defined in the Contract) at least 30 days after the Issue Date, and

2. you provide Due Proof of diagnosis to us before or at the time you request the withdrawal.

"DUE PROOF" includes, but is not limited to, a letter signed by a physician stating that the Owner or Annuitant has a Terminal Illness and the date the Terminal Illness was first diagnosed.

UNEMPLOYMENT WAIVER. We will waive the withdrawal charge on one partial or a full withdrawal taken under your Contract, if you meet the following requirements:

1. you or the Annuitant, if the Contract Owner is not a living person, become unemployed at least one year after the Issue Date,

2. you or the Annuitant receive unemployment compensation (as defined in the Contract) for at least 30 days as a result of that unemployment, and

3. you or the Annuitant claim this benefit within 180 days of your or the Annuitant's initial receipt of unemployment compensation, and we receive due proof that you are or have been unemployed and that unemployment compensation has been received for at least thirty consecutive days prior to or at the time of the request for withdrawal.

"UNEMPLOYMENT COMPENSATION" means unemployment compensation received from a unit of state or federal government in the U.S. "DUE PROOF" includes, but is not limited to, a legible photocopy of an unemployment compensation payment that meets the above described criteria with regard to dates and a signed letter from you stating that you or the Annuitant meet the above described criteria.

You may exercise this benefit once over the term of the Contract. Amounts withdrawn may be subject to Market Value Adjustments.

These waivers do not apply under the CONSULTANT SOLUTIONS SELECT.

Please refer to your Contract for more detailed information about the terms and conditions of these waivers.

The laws of your state may limit the availability of these waivers and may also change certain terms and/or

                               49     PROSPECTUS
benefits available under the waivers. You should consult your Contract for further details on these variations. Also, even if you do not pay a withdrawal charge because of these waivers, a Market Value Adjustment may apply and you still may be required to pay taxes or tax penalties on the amount withdrawn. You should consult your tax advisor to determine the effect of a withdrawal on your taxes.

PREMIUM TAXES
Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender. Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. We may some time in the future discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range from 0% to 4%, depending on the state.

At the Payout Start Date, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract Value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES
We are not currently maintaining a provision for taxes. In the future, however, we may establish a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the "Taxes" section of this prospectus.

OTHER EXPENSES
Each Portfolio deducts management fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-accounts. These fees and expenses are described in the prospectuses for the Portfolios. For a summary of Portfolio annual expenses, see page 13. We receive compensation from the investment advisers, administrators or distributors, or their affiliates, of the Portfolios in connection with the administrative services we provide to the Portfolios. We collect this compensation under agreement between us and the Portfolio's investment adviser, administrators or distributors, and is calculated based on a percentage of the average assets allocated to the Portfolio.

ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


WITHDRAWALS

You can withdraw some or all of your Contract Value at any time prior to the Payout Start Date. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page 51.


The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our home office, adjusted by any applicable Market Value Adjustment, less any applicable withdrawal charges, income tax withholding, penalty tax, contract maintenance charge, Rider Fee, and any premium taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances. You can withdraw money from the Variable Account or the Fixed Account Option(s) available under your Contract. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges, fees and taxes.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored.

In general, you must withdraw at least $50 at a time.


Withdrawals from the Standard Fixed Account Option may be subject to a restriction. See "Standard Fixed Account Options" on page 38.


Withdrawals taken prior to the Payout Start Date are generally considered to come from the earnings in the Contract first. If the Contract is tax-qualified, generally all withdrawals are treated as distributions of earnings. Withdrawals of earnings are taxed as ordinary income and, if taken prior to age 59 1/2, may be subject to an additional 10% federal penalty tax. If any withdrawal reduces your Contract Value to less than $1,000, we will treat the request as a withdrawal of the entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. If you request a total withdrawal, we may require that you return your Contract to us. Your Contract will terminate if you withdraw all of your Contract Value, subject to certain exceptions if the SureIncomeWithdrawal Benefit Option is currently attached to your Contract. See "SureIncome Withdrawal Benefit Option" for more details. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and taxes.

                               50     PROSPECTUS

WRITTEN REQUESTS AND FORMS IN GOOD ORDER. Written requests must include sufficient information and/or documentation, and be sufficiently clear, to enable us to complete your request without the need to exercise discretion on our part to carry it out. You may contact our Customer Service Center to learn what information we require for your particular request to be in "good order." Additionally, we may require that you submit your request on our form. We reserve the right to determine whether any particular request is in good order, and to change or waive any good order requirements at any time.

POSTPONEMENT OF PAYMENTS
We may postpone the payment of any amounts due from the Variable Account under the Contract if:

1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted,

2.   An emergency exists as defined by the SEC, or

3.   The SEC permits delay for your protection.

We may delay payments or transfers from the Fixed Account Option(s) available under your Contract for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by law.

SYSTEMATIC WITHDRAWAL PROGRAM
You may choose to receive systematic withdrawal payments on a monthly, quarterly, semi-annual, or annual basis at any time prior to the Payout Start Date. Please consult your sales representative or call us at 800-457-7617 for more information.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We will make systematic withdrawal payments to you or your designated payee. At our discretion, we may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE
If your request for a partial withdrawal would reduce your Contract Value to less than $1,000, we may treat it as a request to withdraw your entire Contract Value, unless the SureIncome Withdrawal Benefit Option is currently attached to your Contract. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, adjusted by any applicable Market Value Adjustment, less withdrawal and other charges and applicable taxes.

INCOME PAYMENTS
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PAYOUT START DATE
The Payout Start Date is the day that we apply your Contract Value, adjusted by any applicable Market Value Adjustment and less applicable taxes, to an Income Plan. The first income payment may occur no sooner than 30 days after the Issue Date. The Payout Start Date must occur on or before the later of:

..   the youngest Annuitant's 99th birthday, or

..   the 10th Contract Anniversary.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS
An "Income Plan" is a series of payments made on a scheduled basis to you or to another person designated by you. You may select more than one Income Plan. If you choose more than one Income Plan, you must specify what proportions of your Contract Value, adjusted by any Market Value Adjustment and less any applicable taxes, should be allocated to each such Income Plan. For tax reporting purposes, your cost basis and any gain on the Contract will be allocated proportionally to each Income Plan you select based on the proportion of your Contract Value applied to each such Income Plan. We reserve the right to limit the number of Income Plans that you may select. If you choose to add the Income Protection Benefit Option, certain restrictions may apply as described under "Income Protection Benefit Option," below.

If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with a Guaranteed Payment Period of 10 years. On the Payout Start Date, the portion of the Contract Value in any Fixed Account Option, adjusted by any applicable Market Value Adjustment and less any applicable taxes, will be used to derive fixed income payments; the portion of the Contract Value in any Variable Sub-account, less any applicable taxes, will be used to derive variable income payments.

If any Contract Owner dies during the Payout Phase, the new Contract Owner will be the surviving Contract

                               51     PROSPECTUS

Owner. If there is no surviving Contract Owner, the new Contract Owner will be the Beneficiary(ies) as described in the "Beneficiary" section of this prospectus. Any remaining income payments will be paid to the new Contract Owner as scheduled. Income payments to Beneficiaries may be subject to restrictions established by the Contract Owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Currently seven Income Plans are available. Depending on the Income Plan(s) you choose, you may receive:

..   fixed income payments;

..   variable income payments; or

..   a combination of the two.

Partial annuitizations are not allowed. Your total Contract Value, adjusted by any applicable Market Value Adjustment, and less any applicable taxes, must be applied to your Income Plan(s) on the Payout Start Date.

A portion of each payment will be considered taxable and the remaining portion will be a non-taxable return of your investment in the Contract, which is also called the "basis". Once the basis in the Contract is depleted, all remaining payments will be fully taxable. If the Contract is tax-qualified, generally, all payments will be fully taxable. Taxable payments taken prior to age 59 1/2 may be subject to an additional 10% federal tax penalty.

The seven Income Plans are:

INCOME PLAN 1 - LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies in the Payout Phase, we will continue to pay income payments until the guaranteed number of payments has been paid. The number of months guaranteed ("Guaranteed Payment Period") may be 0 months, or range from 60 to 360 months. If the Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months.

INCOME PLAN 2 - JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for at least as long as either the Annuitant or the joint Annuitant, named at the time the Income Plan was selected, lives. If both the Annuitant and joint Annuitant die in the Payout Phase, we will continue to pay the income payments until the guaranteed number of payments has been paid. The Guaranteed Payment Period may be 0 months, or range from 60 to 360 months. If either the Annuitant or joint Annuitant is age 90 or older as of the Payout Start Date, the Guaranteed Payment Period may range from 60 to 360 months. You may elect a reduced survivor plan of 50%, 66% or 75% of the payment amount. If you do not elect a reduced survivor amount, the payments will remain at 100%. If you elect a reduced survivor payment plan, the amount of each income payment initially will be higher but a reduction will take place at the later of 1) the death of an Annuitant; or 2) at the end of the guaranteed payment period.

INCOME PLAN 3 - GUARANTEED NUMBER OF PAYMENTS. Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. The shortest number of months guaranteed is 60 (120 if the Payout Start Date occurs prior to the third Contract Anniversary). The longest number of months guaranteed is 360 or the number of months between the Payout Start Date and the date that the Annuitant reaches age 100, if greater. In no event may the number of months guaranteed exceed 600. We will deduct the mortality and expense risk charge from the assets of the Variable Sub-account supporting this Income Plan even though we may not bear any mortality risk. You may make withdrawals, change the length of the guaranteed payment period, or change the frequency of income payments under Income Plan 3. See "Modifying Payments" and "Payout Withdrawals" below for more details.

INCOME PLAN 4 - LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the death of the Annuitant. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Payments under this plan are available only as fixed income payments.

INCOME PLAN 5 - JOINT LIFE INCOME WITH CASH REFUND. Under this plan, we make periodic income payments until the deaths of both the Annuitant and joint Annuitant. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will pay a lump sum payment of the remaining amount. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

INCOME PLAN 6 - LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the death of the Annuitant, or
(2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the death of the Annuitant occurs before the total amount applied to an Income Plan is paid out, we will continue to make payments in the same manner until any remaining payments are paid out. Payments under this plan are available only as fixed income payments.

INCOME PLAN 7 - JOINT LIFE INCOME WITH INSTALLMENT REFUND. Under this plan, we make periodic income payments until the later of (1) the deaths of both the Annuitant and joint Annuitant, or (2) the total amount paid out under the annuity is equal to the total amount applied to the Income Plan. If the deaths of both the Annuitant and joint Annuitant occur before the total amount applied to an Income Plan is paid out, we will

                               52     PROSPECTUS
continue to make payments in the same manner until any remaining payments are paid out. Currently, a reduced survivor plan is not available. Payments under this plan are available only as fixed income payments.

If you choose an Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is alive before we make each payment. Please note that under Income Plans 1 and 2, if you do not select a Guaranteed Payment Period, it is possible that the payee could receive only one income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only two income payments if they die before the third income payment, and so on.

The length of any Guaranteed Payment Period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer Guarantee Payment Periods result in lower income payments, all other things being equal. For example, if you choose an Income Plan with payments that depend on the life of the Annuitant but with no guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a specified Guaranteed Payment Period.

MODIFYING PAYMENTS

After the Payout Start Date, you may make the following changes under Income Plan 3:

..   You may request to modify the length of the Guaranteed Payment Period.
    Currently, we allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. If you elect to change the length of the Guaranteed Payment Period, the new Guaranteed Payment Period must be within the original minimum and maximum period you would have been permitted to select on the Payout Start Date. However, the maximum payment period permitted will be shortened by the period elapsed since the original Guaranteed Payment Period began. If you change the length of your Guaranteed Payment Period, we will compute the present value of your remaining payments, using the same assumptions we would use if you were terminating the income payments, as described in Payout Withdrawal. We will then adjust the remaining payments to equal what that value would support based on those same assumptions and based on the revised Guaranteed Payment Period.

..   You may request to change the frequency of your payments. We currently allow you to make this change once each Contract Year. We reserve the right to change this practice at any time without prior notice. Changes to either the frequency of payments or length of the Guaranteed Payment Period will result in a change to the payment amount and may change the amount of each payment that is taxable to you.

Modifying payments of this Contract may not be allowed under Qualified Contracts. In order to satisfy required minimum distributions ("RMD") under current Treasury regulations, once income payments have begun over a Guaranteed Payment Period, the Guaranteed Payment Period cannot be changed even if the new period is shorter than the maximum permitted. Please consult with a competent tax advisor prior to making a request to modify payments if your Contract is subject to RMD requirements.

Any change to either the frequency of payments or length of a Guaranteed Payment Period will take effect on the next payment date after we accept the requested change.

PAYOUT WITHDRAWAL

You may terminate all or a portion of the income payments being made under Income Plan 3 at any time and withdraw their present value ("Withdrawal Value"), subject to a Payout Withdrawal Charge, by requesting a withdrawal ("Payout Withdrawal") in writing. For variable income payments, the withdrawal value is equal to the present value of the variable income payments being terminated, calculated using a discount rate equal to the assumed investment rate that was used in determining the initial variable payment. For fixed income payments, the withdrawal value is equal to the present value of the fixed income payments being terminated, calculated using a discount rate equal to the applicable current interest rate (this may be the initial interest rate in some states.) The applicable current interest rate is the rate we are using on the date we receive your Payout Withdrawal request to determine income payments for a new annuitization with a payment period equal to the remaining payment period of the income payments being terminated.

A Payout Withdrawal must be a least $50. If any Payout Withdrawal reduces the value of the remaining income payments to an amount not sufficient to provide an initial payment of at least $20, we reserve the right to terminate the Contract and pay you the present value of the remaining income payments in a lump sum. If you withdraw the entire value of the remaining income payments, the Contract will terminate.

You must specify the Investment Alternative(s) from which you wish to make a Payout Withdrawal. If you withdraw a portion of the value of your remaining income payments, the payment period will remain unchanged and your remaining payment amounts will be reduced proportionately.

                               53     PROSPECTUS

PAYOUT WITHDRAWAL CHARGE

To determine the Payout Withdrawal Charge, we assume that purchase payments are withdrawn first, beginning with the oldest payment. When an amount equal to all purchase payments have been withdrawn, additional withdrawals will not be assessed a Payout Withdrawal Charge.
Payout Withdrawals will be subject to a Payout Withdrawal Charge for each Contract as follows:

                                  Number of Complete Years Since We Received the Purchase
                                  Payment Being Withdrawn/Applicable Charge:
    CONTRACT:                      0      1      2      3      4      5     6     7    8+
    ---------------------------------------------------------------------------------------
    Consultant Solutions Classic    7%     7%     6%     5%     4%     3%   2%     0%  0%
    Consultant Solutions Plus     8.5%   8.5%   8.5%   7.5%   6.5%   5.5%   4%   2.5%  0%
    Consultant Solutions Elite      7%     6%     5%     0%     0%     0%   0%     0%  0%
    Consultant Solutions Select                     None

ADDITIONAL INFORMATION. We may make other Income Plans available. You may obtain information about them by writing or calling us. On the Payout Start Date, you must specify the portion of the Contract Value to be applied to variable income payments and the portion to be applied to fixed income payments. For the portion of your Contract Value to be applied to variable income payments, you must also specify the Variable Sub-Accounts on which to base the variable income payments as well as the allocation among those Variable Sub-Accounts. If you do not tell us how to allocate your Contract Value among fixed and variable income payments, we will apply your Contract Value in the Variable Account to variable income payments and your Contract Value in the Fixed Account to fixed income payments.

We will apply your Contract Value, adjusted by any applicable Market Value Adjustment, less applicable taxes to your Income Plan(s) on the Payout Start Date. We can make income payments in monthly, quarterly, semi-annual or annual installments, as you select. If the Contract Value is less than $2,000 or not enough to provide an initial payment of at least $20, and state law permits, we may:

..   terminate the Contract and pay you the Contract Value, adjusted by any applicable Market Value Adjustment and less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

..   reduce the frequency of your payments so that each payment will be at least
    $20.

VARIABLE INCOME PAYMENTS
The amount of your variable income payments depends upon the investment results of the Variable Sub-accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) company mortality experience or (b) the amount of our administration expenses.

We cannot predict the total amount of your variable income payments, which may be more or less than your total purchase payments because (a) variable income payments vary with the investment results of the underlying Portfolios; and
(b) under some of the Income Plans, we make income payments only so long as an Annuitant is alive or any applicable Guaranteed Payment Period has not yet expired.

In calculating the amount of the periodic payments in the annuity tables in the Contracts, we used an assumed investment rate ("AIR", also known as benchmark rate) of 3%. Currently, you may choose either a 6%, 5%, or 3% AIR per year. If you select the Income Protection Benefit Option, however, the 3% AIR must apply. The 6% and 5% AIR may not be available in all states (check with your representative for availability). Currently, if you do not choose one, the 3% AIR will automatically apply. We reserve the right to offer other assumed investment rates. If the actual net investment return of the Variable Sub-accounts you choose is less than the AIR, then the dollar amount of your variable income payments will decrease. The dollar amount of your variable income payments will increase, however, if the actual net investment return exceeds the AIR. The dollar amount of the variable income payments stays level if the net investment return equals the AIR. With a higher AIR, your initial income payment will be larger than with a lower AIR. While income payments continue to be made, however, this disparity will become smaller and, if the payments have continued long enough, each payment will be smaller than if you had initially chosen a lower AIR.

Please refer to the Statement of Additional Information for more detailed information as to how we determine variable income payments.

You may also elect a variable income payment stream consisting of level monthly, quarterly or semi-annual payments. If you elect to receive level monthly, quarterly or semi-annual payments, the payments must be recalculated annually. You may only elect to receive level payments at or before the Payout Start Date. If you have elected level payments for an Income Plan(s), you may not make any variable to fixed payment transfers within such Income Plan(s). We will determine the amount of each annual payment as described above, place this amount in our general account, and then distribute it in level monthly, quarterly or semi-annual payments. The

                               54     PROSPECTUS
sum of the level payments will exceed the annual calculated amount because of an interest rate factor we use, which may vary from year to year, but will not be less than 2% per year. If the Annuitant dies while you are receiving level payments, you will not be entitled to receive any remaining level payments for that year (unless the Annuitant dies before the end of the Guaranteed Payment Period). For example, if you have selected Income Plan 1 with no Guaranteed Payment Period and the Annuitant dies during the year, the Beneficiary will not be entitled to receive the remaining level payments for that year.

INCOME PROTECTION BENEFIT OPTION
We offer an Income Protection Benefit Option, which may be added to your Contract on the Payout Start Date for an additional mortality and expense risk charge if you have selected variable income payments subject to the following conditions:

..   The Annuitant and joint Annuitant, if applicable, must be age 75 or younger on the Payout Start Date.

..   You must choose Income Plan 1 or 2 and the Guaranteed Payment Period must be for at least 120 months, unless the Internal Revenue Service requires a different payment period.

..   You may apply the Income Protection Benefit Option to more than one Income
    Plan.

..   The AIR must be 3% for the Income Plan(s) that you wish to apply this benefit to.

..   You may only add the Income Protection Benefit Option on the Payout Start
    Date and, once added, the option cannot be cancelled.

..   You may not add the Income Protection Benefit Option without our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Income Protection Benefit Option.

..   You may not convert variable income payments to fixed income payments.

If you select the Income Protection Benefit Option, we guarantee that your variable income payments under each of the Income Plans to which the option is applied will never be less that 85% of the initial variable amount income value ("Income Protection Benefit"), as calculated on the Payout Start Date under such Income Plans, unless you have elected a reduced survivor payment plan under Income Plan 2. If you have elected a reduced survivor payment plan, we guarantee that your variable income payments to which the option is applied will never be less than 85% of the initial variable amount income value prior to the later of 1) the death of an Annuitant; or 2) the end of the guaranteed payment period. On or after the later of these events, we guarantee that your variable income payments will never be less than 85% of the initial variable amount income value multiplied by the percentage you elected for your reduced survivor plan. See Appendix C for numerical examples that illustrate how the Income Protection Benefit is calculated.

If you add the Income Protection Benefit Option to your Contract, the mortality and expense risk charge during the Payout Phase will be increased. Currently, the charge for this option is 0.50%. We may change the amount we charge, but it will not exceed 0.75%. Once the option is issued, we will not increase what we charge you for the benefit.

INVESTMENT REQUIREMENTS.

If you add the Income Protection Benefit Option to your Contract, you must adhere to certain requirements related to the investment alternatives in which you may invest during the Payout Phase with respect to the assets supporting the variable income payments to which the Income Protection Benefit Option applies. These requirements may include, but are not limited to, maximum investment limits on certain Variable Sub-accounts, exclusion of certain Variable Sub-accounts, required minimum allocations to certain Variable Sub-accounts, and restrictions on transfers to or from certain investment alternatives. We may also require that you use the Automatic Portfolio Rebalancing Program. We may change the specific requirements that are applicable at any time in our sole discretion. Any changes we make will not apply to the Income Protection Benefit Option if it was added to your Contract prior to the implementation date of the change, except for changes made due to a change in Variable Sub-accounts available under the Contract.

When you add the Income Protection Benefit Option to your Contract, you must allocate to a model portfolio option the entire portion of your Contract Value allocated to the Variable Sub-accounts.

We currently offer one Model Portfolio Option; however, we may add more Model Portfolio Options in the future. Transfers made for purposes of adhering to your Model Portfolio Option will not count towards the number of free transfers you may make each Contract Year.

THE FOLLOWING TABLE SUMMARIZES THE MODEL PORTFOLIO OPTION CURRENTLY AVAILABLE FOR USE WITH THE INCOME PROTECTION BENEFIT OPTION:

*Model Portfolio Option 1

Each calendar quarter, we will use the Automatic Portfolio Rebalancing Program to automatically rebalance your Contract Value in each Variable Sub-account and return it to the percentage allocations for your Model Portfolio Option, using the percentage allocations as of your most recent instructions.

MODEL PORTFOLIO OPTION 1

You must allocate a certain percentage of the portion of your Contract Value allocated to the Variable

                               55     PROSPECTUS

Sub-accounts into each of three asset categories. You may choose the Variable Sub-accounts in which you want to invest, provided you maintain the percentage allocation requirements for each category. You may also make transfers among the Variable Sub-accounts within each category at any time, provided you maintain the percentage allocation requirements for each category. However, each transfer you make will count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The following table describes the percentage allocation requirements for Model Portfolio Options 1 and Variable Sub-accounts available under each category:

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------
                                20% Category A
                                50% Category B
                                30% Category C
--------------------------------------------------------------------------------

CATEGORY A

Fidelity VIP Money Market - Service Class 2 Sub-Account
PIMCO VIT Money Market - Administrative Shares Sub-Account

                           MODEL PORTFOLIO OPTION 1
--------------------------------------------------------------------------------

CATEGORY B
Fidelity VIP Investment Grade Bond - Service Class 2 Sub-Account

Legg Mason Western Asset Variable Global High Yield Bond - Class II Sub-Account

MFS High Income - Service Class Sub-Account
PIMCO VIT Foreign Bond (U.S. Dollar-Hedged) - Administrative Shares Sub-Account PIMCO VIT Real Return - Administrative Shares Sub-Account
PIMCO VIT Total Return - Administrative Shares Sub-Account

UIF U.S. Real Estate, Class II Sub-Account
Invesco V.I. Government Securities, Series II Sub-Account

--------------------------------------------------------------------------------
CATEGORY C

Invesco V.I. Basic Value - Series II Sub-Account
Invesco V.I. Core Equity - Series II Sub-Account
Invesco V.I. Mid Cap Core Equity - Series II Sub-Account

Fidelity VIP Contrafund(R) - Service Class 2 Sub-Account
Fidelity VIP Equity-Income - Service Class 2 Sub-Account
Fidelity VIP Index 500 - Service Class 2 Sub-Account
Fidelity VIP Overseas - Service Class 2 Sub-Account
Fidelity VIP Asset Manager/(SM)/ - Service Class 2 Sub-Account
Janus Aspen Series Overseas - Service Shares Sub-Account
Janus Aspen Series Forty - Service Shares Sub-Account
Janus Aspen Series Perkins Mid Cap Value - Service Shares Sub-Account Janus Aspen Series Balanced - Service Shares Sub-Account

Legg Mason ClearBridge Variable Fundamental All Cap Value - Class II Sub-Account Legg Mason ClearBridge Variable Large Cap Value - Class II Sub-Account

MFS Investors Trust - Service Class Sub-Account
MFS Investors Growth Stock - Service Class Sub-Account
MFS Total Return - Service Class Sub-Account
MFS Value - Service Class Sub-Account

Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account/(1)/

Oppenheimer Main Street Small Cap(R)/VA - Service Shares Sub-Account

Rydex SGI VT U.S. Long Short Momentum Sub-Account (formerly, Rydex SGI VT All-Cap Opportunity Sub-Account)

T. Rowe Price Equity Income - II Sub-Account
T. Rowe Price Blue Chip Growth - II Sub-Account

Van Eck VIP Multi-Manager Alternatives Sub-Account
Invesco Van Kampen V.I. Growth and Income, Series II Sub-Account

--------------------------------------------------------------------------------


(1)Effective as of August 30, 2010, the following Variable Sub-Account closed to all Contract Owners except those Contract Owners who had contract value invested in the Variable Sub-Account as of the closure date:

  Oppenheimer Small- & Mid-Cap Growth/VA - Service Shares Sub-Account

  Contract Owners who had contract value invested in this Variable Sub-Account as of the closure date may continue to submit additional investments into the Variable Sub-Account thereafter, although they will not be permitted to invest in the Variable Sub-Account if they withdraw or otherwise transfer their entire contract value from the Variable Sub-Account following the closure date. Contract Owners who did not have contract value invested in this Variable Sub-Account as of the specified closure date may not invest in the Variable Sub-Account.


FIXED INCOME PAYMENTS
We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. The guaranteed income payment amounts will change if the frequency of payments or the length of the payment period changes.

We calculate the fixed income payments by:

..   adjusting the portion of the Contract Value in any Fixed Account Option on the Payout Start Date by any applicable Market Value Adjustment;

..   deducting any applicable taxes; and

..   applying the resulting amount to the greater of: (a) the appropriate income payment factor for the selected Income Plan from the Income Payment Table in your Contract; or (b) such other income payment factor as we are offering on the Payout Start Date.

We may defer your request to make a withdrawal from fixed income payments for a period of up to 6 months or whatever shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

CERTAIN EMPLOYEE BENEFIT PLANS
The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by applicable law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the Contract is appropriate.

                               56     PROSPECTUS

DEATH PROCEEDS

Under certain conditions, described below, we will pay a death settlement ("DEATH PROCEEDS") for this Contract on the death of the Contract Owner, Annuitant, or Co-Annuitant if the death occurs prior to the Payout Start Date. The Death Proceeds will not exceed the Contract Value plus $1 million. If the Owner or Annuitant dies after the Payout Start Date, we will pay remaining income payments as described in the "Payout Phase" section of your Contract. See "Income Payments" on page 51 for more information.


We will determine the value of the Death Proceeds as of the end of the Valuation Date during which we receive the first Complete Request for Settlement (the next Valuation Date, if we receive the request after 3:00 p.m. Central Time). In order to be considered a "COMPLETE REQUEST FOR SETTLEMENT," a claim for distribution of the Death Proceeds must include "DUE PROOF OF DEATH" in any of the following forms of documentation:

..   A certified copy of the death certificate;

..   A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

..   Any other proof acceptable to us.

"DEATH PROCEEDS" are determined based on when we receive a Complete Request for
Settlement:

..   If we receive a Complete Request for Settlement within 180 days of the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the "DEATH BENEFIT."

..   If we receive a Complete Request for Settlement more than 180 days after the death of the Contract Owner, Annuitant, or Co-Annuitant, as applicable, the Death Proceeds are equal to the greater of the Contract Value or Settlement Value. We reserve the right to waive or extend, in a nondiscriminatory manner, the 180-day period in which the Death Proceeds will equal the Death Benefit.

Where there are multiple Beneficiaries, we will only value the Death Proceeds at the time the first Beneficiary submits the necessary documentation in good order. Any Death Proceeds amounts attributable to any Beneficiary which remain in the Variable Sub-accounts are subject to investment risk.

DEATH BENEFIT OPTIONS
In addition to the ROP Death Benefit included in your Contract, we offer the following death benefit options which may be added to your Contract:

..   MAV Death Benefit Option

..   Annual Increase Death Benefit Option

..   Enhanced Earnings Death Benefit Option

The amount of the Death Benefit depends on which death benefit option(s) you select. Not all death benefit options are available in all states.

You may select any combination of death benefit options on the issue date of your Contract or at a later date, subject to state availability and issue age restrictions. You may not add any of the death benefit options to your Contract after Contract issue without our prior approval if your Contract Value is greater than $1,000,000 at the time you want to add an option.

The "DEATH BENEFIT" is equal to the Enhanced Earnings Death Benefit (if selected) plus the greatest of:

..   The Contract Value;

..   The Settlement Value;

..   The ROP Death Benefit;

..   The MAV Death Benefit Option (if selected); or

..   The Annual Increase Death Benefit Option (if selected).

The "SETTLEMENT VALUE" is the amount that would be paid in the event of a full withdrawal of the Contract Value.

The "ROP DEATH BENEFIT" is equal to the sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), reduced by a proportional withdrawal adjustment for each withdrawal. The withdrawal adjustment is equal to the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result is multiplied by:

   The sum of all purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made prior to the withdrawal, less any prior withdrawal adjustments.

MAXIMUM ANNIVERSARY VALUE DEATH BENEFIT OPTION.

The MAV Death Benefit Option is available only if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.20%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.


On the date we issue the rider for this benefit ("Rider Date"), the MAV DEATH BENEFIT is equal to the Contract Value. After the Rider Date and prior to the date we determine the Death Proceeds (see "Death Proceeds" on page 57), the MAV Death Benefit is recalculated each


                               57     PROSPECTUS

DEATH BENEFITS
--------------------------------------------------------------------------------
time a purchase payment or withdrawal is made as well as on each Contract Anniversary as follows:

..   Each time a purchase payment is made, the MAV Death Benefit is increased by the amount of the purchase payment (and Credit Enhancement for CONSULTANT SOLUTIONS PLUS CONTRACTS).

..   Each time a withdrawal is made, the MAV Death Benefit is reduced by a proportional withdrawal adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the most recently calculated MAV Death Benefit.

..   On each Contract Anniversary until the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit is recalculated as the greater of the Contract Value on that date or the most recently calculated MAV Death Benefit.


If no purchase payments or withdrawals are made after the Rider Date, the MAV Death Benefit will be equal to the greatest of the Contract Value on the Rider Date and the Contract Values on each subsequent Contract Anniversary after the Rider Date through the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant, but before the date we determine the Death Proceeds. If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the MAV Death Benefit Option will continue. The MAV Death Benefit will continue to be recalculated for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), withdrawals, and on each Contract Anniversary after the date we determine the Death Proceeds until the earlier of:


..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the MAV Death Benefit will be recalculated only for purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and withdrawals); or

..   The date we next determine the Death Proceeds.

ANNUAL INCREASE DEATH BENEFIT OPTION.

The Annual Increase Death Benefit Option is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to 0.30%. We may change what we charge for this death benefit option, but it will never exceed 0.50%. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option.

On the date we issue the rider for this benefit ("Rider Date"), the Annual Increase Death Benefit is equal to the Contract Value. The Annual Increase Death Benefit, plus purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and less withdrawal adjustments for withdrawals made after the Rider Date, will accumulate interest on a daily basis at a rate equivalent to 5% per year (may be 3% in certain states), subject to the "Cap" defined below. This accumulation will continue until the earlier of:

   (a) the first Contract Anniversary following the 80th birthday of the oldest Contract Owner or Co-Annuitant, whichever occurs first, or, if the Contract is owned by a non-living person, the oldest Annuitant; or

   (b) the date we determine the Death Proceeds.

After the 5% interest accumulation (may be 3% in certain states) ends, the Annual Increase Death Benefit will continue to be increased by purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) and reduced by withdrawal adjustments for withdrawals until the death benefit option terminates. The withdrawal adjustment is a proportional adjustment, defined as the withdrawal amount divided by the Contract Value immediately prior to the withdrawal, and the result multiplied by the amount of the Annual Increase Death Benefit immediately prior to the withdrawal.

The Annual Increase Death Benefit Cap is equal to:

..   200% of the Contract Value as of the Rider Date; plus

..   200% of purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS
    PLUS CONTRACTS) made after the Rider Date, but excluding any purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made in the 12-month period immediately prior to the death of a Contract Owner or the Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant; minus

..   Withdrawal adjustments for any withdrawals made after the Rider Date. Refer to Appendix E for withdrawal adjustment examples.

                               58     PROSPECTUS

If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 63, and if the New Contract Owner is age 80 or younger on the date we determine the Death Proceeds, then the Annual Increase Death Benefit Option will continue. The amount of the Annual Increase Death Benefit as of the date we determine the Death Proceeds, plus subsequent purchase payments (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS), less withdrawal adjustments for any subsequent withdrawals, will accumulate daily at a rate equivalent to 5% per year (may be 3% in certain states) from the date we determine the Death Proceeds, until the earlier of:

..   The first Contract Anniversary following the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant. (After the 80th birthday of either the oldest Contract Owner or the Co-Annuitant, whichever is earlier, or, if the Contract is owned by a non-living person, the oldest Annuitant, the Annual Increase Death Benefit will be recalculated only for purchase payments and withdrawals (and Credit Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS)); or

..   The date we next determine the Death Proceeds.

ENHANCED EARNINGS DEATH BENEFIT OPTION.

The "ENHANCED EARNINGS DEATH BENEFIT OPTION" is only available if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 79 or younger on the Rider Application Date. There is an additional mortality and expense risk charge for this death benefit option, currently equal to:

..   0.25%, if the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date; and

..   0.40%, if the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date.

We may change what we charge for this death benefit option, but it will never exceed 0.35% for issue ages 0-70 and 0.50% for issue ages 71-79. Once added to your Contract, we guarantee that we will not increase the mortality and expense risk charge you pay for this death benefit option. However, if your spouse elects to continue the Contract in the event of your death and if he or she elects to continue the Enhanced Earnings Death Benefit Option, the mortality and expense risk charge for the death benefit option will be based on the ages of the oldest new Contract Owner and the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, at the time the Contract is continued.

If the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, are age 70 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   100% of "IN-FORCE PREMIUM" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the date we issue the rider for this benefit ("Rider Date") and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   40% of "IN-FORCE EARNINGS"

calculated as of the date we determine the Death Proceeds.

If the oldest Contract Owner or, if older, the Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, is age 71 or older and age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit is equal to the lesser of:

..   50% of "In-Force Premium" (excluding purchase payments (and Credit
    Enhancements for CONSULTANT SOLUTIONS PLUS CONTRACTS) made after the Rider Date and during the twelve-month period immediately prior to the death of a Contract Owner or Co-Annuitant, or, if the Contract is owned by a non-living person, an Annuitant); or

..   25% of "In-Force Earnings"

calculated as of the date we determine the Death Proceeds.

In-Force Earnings are equal to the current Contract Value less In-Force
Premium. If this quantity is negative, then In-Force Earnings are equal to zero.

In-Force Premium is equal to the Contract Value on the Rider Date, plus the sum of all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all "EXCESS-OF-EARNINGS WITHDRAWALS" made after the Rider Date.

An EXCESS-OF-EARNINGS WITHDRAWAL is equal to the excess, if any, of the amount of the withdrawal over the amount of the In-Force Earnings immediately prior to the withdrawal.

Refer to Appendix E for numerical examples that illustrate how the Enhanced Earnings Death Benefit Option is calculated.


If, upon death of the Contract Owner, the Contract is continued under Option D as described on page 60, and if the New Contract Owner is younger than age 80 on the date we determine the Death Proceeds, then this death benefit option will continue unless the New Contract Owner elects to terminate the death benefit


                               59     PROSPECTUS
option. If the death benefit option is continued, the following will apply as of the date we determine the Death Proceeds upon continuation:

..   The Rider Date will be changed to the date we determine the Death Proceeds;

..   The In-Force Premium is equal to the Contract Value as of the new Rider
    Date plus all purchase payments, including any associated credit enhancements, made after the Rider Date, less the sum of all the Excess-of-Earnings Withdrawals made after the Rider Date;

..   The Enhanced Earnings Death Benefit after the new Rider Date will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

..   The mortality and expense risk charge, for this rider, will be determined as described above, but using the ages of the oldest Contract Owner and Co-Annuitant, or, if the Contract is owned by a non-living person, the oldest Annuitant, as of the new Rider Date.

If the Contract Owner's, Co-Annuitant's or Annuitant's age is misstated, the Enhanced Earnings Death Benefit and the mortality and expense risk charge for this death benefit option will be calculated according to the corrected age as of the Rider Date. Your Contract Value will be adjusted to reflect the mortality and expense risk charge for this death benefit option that should have been assessed based on the corrected age.

ALL OPTIONS.
WE RESERVE THE RIGHT TO IMPOSE LIMITATIONS ON THE INVESTMENT ALTERNATIVES IN WHICH YOU MAY INVEST AS A CONDITION OF THESE OPTIONS. THESE RESTRICTIONS MAY INCLUDE, BUT ARE NOT LIMITED TO, MAXIMUM INVESTMENT LIMITS ON CERTAIN INVESTMENT ALTERNATIVES, EXCLUSION OF CERTAIN INVESTMENT ALTERNATIVES, REQUIRED MINIMUM ALLOCATIONS TO CERTAIN INVESTMENT ALTERNATIVES, RESTRICTIONS ON TRANSFERS TO AND FROM CERTAIN INVESTMENT ALTERNATIVES, AND/OR THE REQUIRED USE OF AUTOMATIC PORTFOLIO REBALANCING. CURRENTLY, NO SUCH RESTRICTIONS ARE BEING IMPOSED.

These death benefit options will terminate and the corresponding Rider Fee will cease on the earliest of the following to occur:

..   the date the Contract is terminated;


..   if, upon the death of the Contract Owner, the Contract is continued under
    Option D as described in the Death of Owner section on page 60, and the New Owner is older than age 80 (age 80 or older for the Enhanced Earnings Death Benefit Option) on the date we determine the Death Proceeds. The death benefit option will terminate on the date we determine the Death Proceeds;


..   if the Contract is not continued in the Accumulation Phase under either the
    Death of Owner or Death of Annuitant provisions of the Contract. The death benefit option will terminate on the date we determine the Death Proceeds;

..   on the date the Contract Owner (if the current Contract Owner is a living person) is changed for any reason other than death unless the New Contract Owner is a trust and the Annuitant is a current Contract Owner;

..   on the date the Contract Owner (if the current Contract Owner is a non-living person) is changed for any reason unless the New Contract Owner is a non-living person or is a current Annuitant; or

..   the Payout Start Date.

Notwithstanding the preceding, in the event of the Contract Owner's death, if the Contract Owner's spouse elects to continue the Contract (as permitted in the Death of Owner provision below) he or she may terminate the Enhanced Earnings Death Benefit at that time.

DEATH BENEFIT PAYMENTS

DEATH OF CONTRACT OWNER

If a Contract Owner dies prior to the Payout Start Date, then the surviving Contract Owners will be the "New Contract Owners". If there are no surviving Contract Owners, then subject to any restrictions previously placed upon them, the Beneficiaries will be the New Contract Owners.

If there is more than one New Contract Owner taking a share of the Death Proceeds, each New Contract Owner will be treated as a separate and independent Contract Owner of his or her respective share of the Death Proceeds. Each New Contract Owner will exercise all rights related to his or her share of the Death Proceeds, including the sole right to elect one of the Option(s) below, subject to any restrictions previously placed upon the New Contract Owner. Each New Contract Owner may designate a Beneficiary(ies) for his or her respective share, but that designated Beneficiary(ies) will be restricted to the Option chosen by the original New Contract Owner.

The Options available to each New Contract Owner will be determined by the applicable following Category in which the New Contract Owner is defined. An Option will be deemed to have been chosen on the day we receive written notification in a form satisfactory to us.

NEW CONTRACT OWNER CATEGORIES

CATEGORY 1. If your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract) is the sole New Contract Owner of the entire Contract, your spouse must choose from among the death settlement Options A, B, C, D, or E described below. If he or she does not choose one of these Options, then Option D will apply.

                               60     PROSPECTUS

CATEGORY 2. If the New Contract Owner is a living person who is not your spouse (or Annuitant's spouse in the case of a grantor trust-owned Contract), or there is more than one New Contract Owner, all of whom are living persons, each New Contract Owner must choose from among the death settlement Options A, B, C, or E described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

CATEGORY 3. If there are one or more New Contract Owner(s) and at least one of the New Contract Owners is a non-living person such as a corporation or a trust, all New Contract Owners are considered to be non-living persons for purposes of the death settlement options. Each New Contract Owner must choose death settlement Option A or C described below. If a New Contract Owner does not choose one of these Options, then Option C will apply for that New Contract Owner.

The death settlement options we currently offer are:

OPTION A. The New Contract Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The New Contract Owner may elect to apply the Death Proceeds to one of the Income Plans described above. Such income payments must begin within one year of the date of death and must be payable:

..   Over the life of the New Contract Owner; or

..   For a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner; or

..   Over the life of the New Contract Owner with a guaranteed payment period of at least 5 years (60 months), but not to exceed the life expectancy of the New Contract Owner.

OPTION C. The New Contract Owner may elect to receive the Contract Value payable within 5 years of the date of death. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date. Any excess amount of the Death Proceeds over the Contract Value on that date will be allocated to the PIMCO Money Market Variable Sub-account unless the New Contract Owner provides other allocation instructions.

The New Contract Owner may not make any additional purchase payments under this option. Withdrawal charges will be waived for any withdrawals made during the 5-year period after the date of death; however, amounts withdrawn may be subject to Market Value Adjustments. The New Contract Owner may exercise all rights set forth in the Transfers provision.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the New Contract Owner's Beneficiary(ies) will receive the greater of the remaining Settlement Value or the remaining Contract Value within 5 years of the date of the original Contract Owner's death.

OPTION D. The New Contract Owner may elect to continue the Contract in the Accumulation Phase. If the Contract Owner was also the Annuitant, then the New Contract Owner will be the new Annuitant. This Option may only be exercised once per Contract. The Contract Value, as of the date we receive the first Complete Request for Settlement, will be reset to equal the Death Proceeds as of that date.

Unless otherwise instructed by the continuing spouse, the excess, if any, of the Death Proceeds over the Contract Value will be allocated to the Sub-accounts of the Variable Account. This excess will be allocated in proportion to your Contract Value in those Sub-accounts as of the end of the Valuation Date that we receive the complete request for settlement except that any portion of this excess attributable to the Fixed Account Options will be allocated to the PIMCO Money Market Variable Sub-account.

Within 30 days after the date we determine the Death Proceeds, the New Contract Owner may transfer all or a portion of the excess of the Death Proceeds, if any, into any combination of Variable Sub-accounts, the Standard Fixed Account and the Market Value Adjusted Fixed Account without incurring a transfer fee. Any such transfer does not count as one of the free transfers allowed each Contract Year and is subject to any minimum allocation amount specified in this Contract.

The New Contract Owner may make a single withdrawal of any amount within one year of the date of your death without incurring a Withdrawal Charge; however, the amount withdrawn may be subject to a Market Value Adjustment and a 10% tax penalty if the New Contract Owner is under age 59 1/2.

OPTION E. For Nonqualified Contracts, the New Contract Owner may elect to make withdrawals at least annually of amounts equal to the "ANNUAL REQUIRED DISTRIBUTION" calculated for each calendar year. The first such withdrawal must occur within:

..   One year of the date of death;

..   The same calendar year as the date we receive the first Complete Request for Settlement; and

..   One withdrawal frequency.

The New Contract Owner must select the withdrawal frequency (monthly, quarterly, semi-annual, or annual). Once this option is elected and frequency of withdrawals is chosen, they cannot be changed by the New Contract Owner and become irrevocable.

In the calendar year in which the Death Proceeds are determined, the ANNUAL REQUIRED DISTRIBUTION is equal to the Contract Value on the date of the first distribution divided by the "Life Expectancy" of the New Contract Owner and the result multiplied by a fraction that represents the portion of the calendar year remaining after the date of the first distribution. (The Contract Value, as of the date we receive the Complete Request

                               61     PROSPECTUS
for Settlement, will be reset to equal the Death Proceeds as of that date. The Contract Value on the date of the first distribution may be more or less than the Contract Value as of the date we receive the Complete Request for Settlement.) The Life Expectancy in that calendar year is equal to the life expectancy value from IRS Tables based on the age of the New Contract Owner as of his or her birthday in the same calendar year.

In any subsequent calendar year, the Annual Required Distribution is equal to the Contract Value as of December 31 of the prior year divided by the remaining Life Expectancy of the New Contract Owner. In each calendar year after the calendar year in which the first distribution occurred, the Life Expectancy of the New Contract Owner is the Life Expectancy calculated in the previous calendar year minus one (1) year. If the Life Expectancy is less than one (1), the Annual Required Distribution is equal to the Contract Value.

If the New Contract Owner dies before the Contract Value is completely withdrawn, the scheduled withdrawals will continue to be paid to the New Contract Owner's Beneficiary(ies). The Contract Value invested in the Variable Sub-Accounts will be subject to investment risk until it is withdrawn.

We reserve the right to offer additional death settlement options.

DEATH OF ANNUITANT

If the Annuitant dies prior to the Payout Start Date, then the surviving Contract Owners will have the Options available to the New Contract Owner, determined by the applicable following category in which the New Contract Owner is defined, unless:

..   The Annuitant was also the Contract Owner, in which case the Death of Owner provisions above apply; or

..   The Contract Owner is a grantor trust established by a living person, in which case the Beneficiary(ies) will be deemed the New Contract Owners and the Death of Contract Owner provisions above will apply.

SURVIVING CONTRACT OWNER CATEGORIES

CATEGORY 1. If the Owner is a living person, the Contract will continue in the Accumulation Phase with a new Annuitant. The Contract Value will not be increased by any excess of the Death Proceeds over the Contract Value as of the date that we determine the value of the Death Proceeds.

The new Annuitant will be:

..   A person you name by written request, subject to the conditions described in the Annuitant section of this Contract; otherwise,

..   The youngest Owner; otherwise,

..   The youngest Beneficiary.

CATEGORY 2. If the Owner is a corporation, trust, or other non-living person, the Owner must choose between the following two options:

OPTION A.  The Owner may elect to receive the Death Proceeds in a lump sum.

OPTION B. The Owner may elect to receive the Contract Value payable within 5 years of the Annuitant's date of death. Under this Option, the excess, if any, of the Death Proceeds over the Contract Value, as of the date that we determine the value of the Death Proceeds, will be added to the Contract Value. Unless otherwise instructed by the Owner, this excess will be allocated to the PIMCO Money Market Variable Sub-account. During the 5 year period that follows the Annuitant's date of death, the Owner may exercise all rights as set forth in the Transfers section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period, however, the amount withdrawal may be subject to a Market Value Adjustment.

No additional purchase payments may be added to the Contract under this section. Withdrawal Charges will be waived for any withdrawals made during this 5 year period.

We reserve the right to offer additional death settlement options.

QUALIFIED CONTRACTS

The death settlement options for Qualified Plans, including IRAs, may be different to conform with the individual tax requirements of each type of Qualified Plan. Please refer to your Endorsement for IRA plans, if applicable, for additional information on your death settlement options. In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

SPOUSAL PROTECTION BENEFIT (CO-ANNUITANT) OPTION AND DEATH OF CO-ANNUITANT

We offer a Spousal Protection Benefit (Co-Annuitant) Option that may be added to your Contract subject to the following conditions:

..   The individually owned Contract must be either a traditional, Roth, or
    Simplified Employee Pension IRA.

..   The Contract Owner's spouse must be the sole Primary Beneficiary of the
    Contract and will be the named Co-Annuitant.

..   The Contract Owner must be age 90 or younger on the Rider Application Date;
    and the Co-Annuitant must be age 79 or younger on the Rider Application
    Date.

..   The option may only be added when we issue the Contract or within 6 months of the Contract Owner's marriage. We may require proof of marriage in a form satisfactory to us. Currently, you may not add the option to your Contract without

                               62     PROSPECTUS
  our prior approval if your Contract Value is greater than $1,000,000 at the time you choose to add the Option.

Under the Spousal Protection Benefit Option, the Co-Annuitant will be considered to be an Annuitant under the Contract during the Accumulation Phase except that the Co-Annuitant will not be considered to be an Annuitant for purposes of determining the Payout Start Date and the "Death of Annuitant" provision of your Contract does not apply on the death of the Co-Annuitant.

You may change the Co-Annuitant to a new spouse only if you provide proof of remarriage in a form satisfactory to us. Once we accept a change, the change will take effect on the date you signed the request. Each change is subject to any payment we make or other action we take before we accept it. At any time, there may only be one Co-Annuitant under your Contract.

There is an annual Rider Fee of 0.10% of the Contract Value for Options added on or after May 1, 2005. For Options added prior to this date, there is no charge for this Option. We reserve the right to assess an annual Rider Fee not to exceed 0.15% for Options added in the future. Once this Option is added to your Contract, we guarantee that we will not increase what we charge you for this Option. For Contracts purchased on or after May 1, 2005, we may discontinue offering the Spousal Protection Benefit (Co-Annuitant) Option at any time.

The option will terminate upon the date your written termination request is accepted by us or will terminate on the earliest of the following occurrences:

..   upon the death of the Co-Annuitant (as of the date we determine the Death
    Proceeds);

..   upon the death of the Contract Owner (as of the date we determine the Death
    Proceeds);

..   on the date the Contract is terminated;

..   on the Payout Start Date; or

..   on the date you change the beneficiary of the Contract and the change is accepted by us;

..   for options added on or after May 1, 2005, the Contract Owner may terminate the option upon the divorce of the Contract Owner and the Co-Annuitant by providing written notice and proof of divorce in a form satisfactory to us;

..   for options added prior to May 1, 2005, the Owner may terminate this option at anytime by written notice in a form satisfactory to us.

Once the Option is terminated, a new Spousal Protection Benefit (Co-Annuitant) Option cannot be added to the Contract unless the last Option attached to the Contract was terminated due to divorce or a change of beneficiary.

DEATH OF CO-ANNUITANT. If the Co-Annuitant dies prior to the Payout Start Date, subject to the following conditions, the Contract will be continued according to Option D under the "Death of Owner" provision of your Contract:

..   The Co-Annuitant must have been your legal spouse on the date of his or her death; and

..   Option D of the "Death of Owner" provision of your Contract has not previously been exercised.

The Contract may only be continued once under Option D under the "Death of Owner" provision. For a description of Option D, see the "Death of Owner" section of this prospectus.

MORE INFORMATION
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LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is the issuer of the Contract. Lincoln Benefit is a stock life insurance company organized under the laws of the state of Nebraska in 1938. Our legal domicile and principal business address is P.O. Box 80469, Lincoln, Nebraska. Lincoln Benefit is a wholly-owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois.

Allstate Life is a wholly-owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the capital stock issued and outstanding of Allstate Insurance Company is owned by Allstate Insurance Holdings, LLC, which is wholly owned by The Allstate Corporation.

We are authorized to conduct life insurance and annuity business in the District of Columbia, Guam, U.S. Virgin Islands and all states except New York. We will market the Contract everywhere we conduct variable annuity business. The Contracts offered by this prospectus are issued by us and will be funded in the Variable Account and/or the Fixed Account.

Under our reinsurance agreement with Allstate Life, substantially all contract related transactions are transferred to Allstate Life and substantially all of the assets backing our reinsured liabilities are owned by Allstate Life. Accordingly, the results of operations with respect to applications received and contracts issued by Lincoln Benefit are not reflected in our financial statements. The amounts reflected in our financial statements relate only to the investment of those assets of Lincoln Benefit that are not transferred to Allstate Life under the reinsurance agreement. These assets represent our general account and are invested and managed by Allstate Life. While the reinsurance agreement provides

                               63     PROSPECTUS
us with financial backing from Allstate Life, it does not create a direct contractual relationship between Allstate Life and you.

Under the Company's reinsurance agreements with Allstate Life, the Company reinsures all reserve liabilities with Allstate Life except for variable contracts. The Company's variable Contract assets and liabilities are held in legally-segregated, unitized separate accounts and are retained by the Company. However, the transactions related to such variable contracts such as premiums, expenses and benefits are transferred to Allstate Life.

Effective June 1, 2006, Allstate Life entered into an agreement ("the Agreement") with Prudential Financial, Inc. and its subsidiary, The Prudential Insurance Company of America ("PICA") pursuant to which Allstate Life sold, through a combination of coinsurance and modified coinsurance reinsurance, substantially all of its variable annuity business, including that of its subsidiary Lincoln Benefit. Pursuant to the Agreement Allstate Life and PICA also entered into an administrative services agreement which provides that PICA or an affiliate administer the Variable Account and the Contracts. The benefits and provisions of the Contracts have not been changed by these transactions and agreements. None of the transactions or agreements have changed the fact that we are primarily liable to you under your Contract.

VARIABLE ACCOUNT
Lincoln Benefit Life Variable Annuity Account was originally established in 1992, as a segregated asset account of Lincoln Benefit. The Variable Account meets the definition of a "separate account" under the federal securities laws and is registered with the SEC as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise the management of the Variable Account or Lincoln Benefit.

We own the assets of the Variable Account, but we hold them separate from our other assets. To the extent that these assets are attributable to the Contract Value of the Contracts offered by this prospectus, these assets are not chargeable with liabilities arising out of any other business we may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains, or losses. Our obligations arising under the Contracts are general corporate obligations of Lincoln Benefit.

The Variable Account is divided into Sub-accounts. The assets of each Sub-account are invested in the shares of one of the Portfolios. We do not guarantee the investment performance of the Variable Account, its Sub-accounts or the Portfolios. Values allocated to the Variable Account and the amount of Variable Annuity payments will rise and fall with the values of shares of the Portfolios and are also reduced by Contract charges. We may also use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.


We have included additional information about the Variable Account in the Statement of Additional Information. You may obtain a copy of the Statement of Additional Information by writing to us or calling us at 1-800-457-7617. We have reproduced the Table of Contents of the Statement of Additional Information on page 76.


THE PORTFOLIOS
DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. We automatically reinvest all dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolios at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract Owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract Owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserve for such Contract allocated to the applicable Sub-Account by the net asset value per share of the corresponding Portfolio. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro-rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. If the shares of any of the Portfolios are no longer available for investment by the

                               64     PROSPECTUS

Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional underlying funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The board of directors/trustees of these Portfolios monitors for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, the Portfolio's board of directors/trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACTS

DISTRIBUTION. Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to merge into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ALFS will assign its rights and delegate its duties as principal underwriter to ADLLC. This change will have no effect on Lincoln Benefit's obligations to you under your Contract.

ADLLC located at 3100 Sanders Road, Northbrook, IL 60062-7154 serves as distributor of the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly owned subsidiary of Allstate Life Insurance Company. ADLLC is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the Financial Industry Regulatory Authority ("FINRA").

ADLLC does not sell Contracts directly to purchasers. ADLLC enters into selling agreements with affiliated and unaffiliated broker-dealers and banks to sell the Contracts through their registered representatives. The broker-dealers are registered with the SEC and are FINRA member firms. Their registered representatives are licensed as insurance agents by applicable state insurance authorities and appointed as agents of Lincoln Benefit in order to sell the Contracts. Contracts also may be sold by representatives or employees of banks that may be acting as broker-dealers without separate registration under the Exchange Act, pursuant to legal and regulatory exceptions.


We will pay commissions to broker-dealers and banks which sell the Contracts. Commissions paid vary, but we may pay up to a maximum sales commission of 7.5% of total purchase payments. In addition, we may pay ongoing annual compensation of up to 1.25% of Contract Value. Individual representatives receive a portion of compensation paid to the broker-dealer or bank with which they are associated in accordance with the broker-dealer's or bank's practices. We estimate that commissions and annual compensation, when combined, will not exceed 8.5% of total purchase payments. However, commissions and annual compensation could exceed that amount because ongoing annual compensation is related to Contract Value and the number of years the Contract is held.


From time to time, we pay asset-based compensation and/or marketing allowances to banks and broker-dealers. These payments vary among individual banks and broker dealers, and the asset-based payments may be up to 0.25% of Contract Value annually. These payments are intended to contribute to the promotion and marketing of the Contracts, and they vary among banks and broker-dealers. The marketing and distribution support services include but are not limited to:
(1) placement of the Contracts on a list of preferred or recommended products in the bank's or broker-dealer's distribution system; (2) sales promotions with regard to the Contracts; (3) participation in sales conferences; and
(4) helping to defray the costs of sales conferences and educational seminars for the bank or broker-dealer's registered representatives. A list of broker-dealers and banks that ADLLC paid pursuant to such arrangements is provided in the Statement of Additional Information, which is available upon request. For a free copy, please write or call us at the address or telephone number listed on the front page of this prospectus, or go to the SEC's Web site (http://www.sec.gov).


To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation. We may not offer the arrangements to all broker-dealers and banks and the terms of the arrangement may differ among broker-dealers and banks.


Individual registered representatives, broker-dealers, banks, and branch managers within some broker-dealers and banks participating in one of these compensation arrangements may receive greater compensation for selling the contract than for selling a different contact that is not eligible for the compensation arrangement. While we take the compensation into account when establishing contract charges, any such compensation will be paid by us or ADLLC and will not result in any additional charge to you. Your registered representative can provide you with more information about the compensation arrangements that apply to the sale of the contract.

Lincoln Benefit does not pay ADLLC a commission for distribution of the Contracts. ADLLC compensates its


                               65     PROSPECTUS
representatives who act as wholesalers, and their sales management personnel, for Contract sales. This compensation is based on a percentage of premium payments and/or a percentage of Contract values. The underwriting agreement with ADLLC provides that we will reimburse ADLLC for expenses incurred in distributing the Contracts, including any liability to Contract Owners arising out of services rendered or Contracts issued.

Lincoln Benefit and ADLLC have also entered into wholesaling agreements with certain independent contractors and their broker-dealers. Under these agreements, compensation based on a percentage of premium payments and/or Contract values is paid to the wholesaling broker-dealer for the wholesaling activities of their registered representative.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We entered into an administrative services agreement with The Prudential Insurance Company of America ("PICA") whereby, PICA or an affiliate provides administrative services to the Variable Account and the Contracts on our behalf. In addition, PICA entered into a master services agreement with se/2/, inc., of 5801 SW 6th Avenue, Topeka, Kansas 66636, whereby se/2/, inc. provides certain business process outsourcing services with respect to the Contracts. se/2/, inc. may engage other service providers to provide certain administrative functions. These service providers may change over time, and as of December 31, 2010, consisted of the following:
Keane BPO, LLC (administrative services) located at 625 North Michigan Avenue, Suite 1100, Chicago, IL 60611; RR Donnelly Global Investment Markets (compliance printing and mailing) located at 111 South Wacker Drive, Chicago, IL 60606; Jayhawk File Express, LLC (file storage and document destruction) located at 601 E. 5th Street, Topeka, KS 66601-2596; Co-Sentry.net, LLC (back-up printing and disaster recovery) located at 9394 West Dodge Rd, Suite 100, Omaha, NE 68114; Convey Compliance Systems, Inc. (withholding calculations and tax statement mailing) located at 3650 Annapolis Lane, Suite 190, Plymouth, MN 55447; Spangler Graphics, LLC (compliance mailings) located at 29305 44th Street, Kansas City, KS 66106; Veritas Document Solutions, LLC (compliance mailings) located at 913 Commerce Ct, Buffalo Grove, IL 60089; Records Center of Topeka, a division of Underground Vaults & Storage, Inc. (back-up tapes storage) located at 1540 NW Gage Blvd. #6, Topeka, KS 66618; EquiSearch Services, Inc. (lost shareholder search) located at 11 Martime Avenue, Suite 665, White Plains, NY 10606; ZixCorp Systems, Inc. (email encryption) located at 2711 N. Haskell Ave., Suite 2300, Dallas, TX 75204; DST Systems, Inc. (FAN mail, positions, prices) located at 333 West 11 Street, 5th Floor, Kansas City, MO 64105.


In administering the Contracts, the following services are provided, among others:

..   maintenance of Contract Owner records;

..   Contract Owner services;

..   calculation of unit values;

..   maintenance of the Variable Account; and

..   preparation of Contract Owner reports.

We will send you Contract statements at least annually. We will also send you transaction confirmations. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement or a confirmation. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We will also provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

ANNUITIES HELD WITHIN A QUALIFIED PLAN
If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

LEGAL PROCEEDINGS
There are no pending legal proceedings affecting the Variable Account. Lincoln Benefit is engaged in routine lawsuits which, in our management's judgment, are not of material importance to the respective total assets or material with respect to the Variable Account.

LEGAL MATTERS
All matters of Nebraska law pertaining to the Contract, including the validity of the Contract and our right to issue the Contract under Nebraska law, have been passed upon by Susan L. Lees, General Counsel of Lincoln Benefit.

                               66     PROSPECTUS

TAXES
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THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. LINCOLN BENEFIT MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF LINCOLN BENEFIT LIFE COMPANY
Lincoln Benefit is taxed as a life insurance company under Part I of Subchapter L of the Code. Since the Variable Account is not an entity separate from Lincoln Benefit, and its operations form a part of Lincoln Benefit, it will not be taxed separately. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the Contract. Under existing federal income tax law, Lincoln Benefit believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contract. Accordingly, Lincoln Benefit does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Lincoln Benefit does not intend to make provisions for any such taxes. If Lincoln Benefit is taxed on investment income or capital gains of the Variable Account, then Lincoln Benefit may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF VARIABLE ANNUITIES IN GENERAL
TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

..   the Contract Owner is a natural person,

..   the investments of the Variable Account are "adequately diversified"
    according to Treasury Department regulations, and

..   Lincoln Benefit is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. Non-natural owners are also referred to as Non Living Owners in this prospectus. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts does not enjoy tax deferral and is taxed as ordinary income received or accrued by the non-natural owner during the taxable year.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE. There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-Qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain Qualified Plans; (4) certain contracts used in connection with structured settlement agreements; and
(5) immediate annuity contracts, purchased with a single premium, when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

GRANTOR TRUST OWNED ANNUITY. Contracts owned by a grantor trust are considered owned by a non-natural owner. Grantor trust owned contracts receive tax deferral as described in the Exceptions to the Non-Natural Owner Rule section. In accordance with the Code, upon the death of the annuitant, the death benefit must be paid. According to your Contract, the Death Benefit is paid to the beneficiary. A trust named beneficiary, including a grantor trust, has two options for receiving any death benefits: 1) a lump sum payment, or 2) payment deferred up to five years from date of death.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Lincoln Benefit does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that a contract owner will be considered the owner of separate account assets if he possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the separate account investments may cause a Contract

                               67     PROSPECTUS
owner to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in private and published rulings in which it found that Contract owners were not owners of separate account assets. For example, if your contract offers more than twenty (20) investment alternatives you have the choice to allocate premiums and contract values among a broader selection of investment alternatives than described in such rulings. You may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Lincoln Benefit does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a Non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a full withdrawal under a Non-Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a Non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If any variable payment is less than the excludable amount you should contact a competent tax advisor to determine how to report any unrecovered investment. The federal tax treatment of annuity payments is unclear in some respects. As a result, if the IRS should provide further guidance, it is possible that the amount we calculate and report to the IRS as taxable could be different. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.


PARTIAL ANNUITIZATION
Effective January 1, 2011, an individual may partially annuitize their non-qualified annuity if the contract so permits. The Small Business Jobs Act of 2010 included a provision which allows for a portion of a non-qualified annuity, endowment or life insurance contract to be annuitized while the balance is not annuitized. The annuitized portion must be paid out over 10 or more years or over the lives of one or more individuals. The annuitized portion of the contract is treated as a separate contract for purposes of determining taxability of the payments under IRC section 72. We do not currently permit partial annuitization.


TAXATION OF LEVEL MONTHLY VARIABLE ANNUITY PAYMENTS. You may have an option to elect a variable income payment stream consisting of level monthly payments that are recalculated annually. Although we will report your levelized payments to the IRS in the year distributed, it is possible the IRS could determine that receipt of the first monthly payout of each annual amount is constructive receipt of the entire annual amount. If the IRS were to take this position, the taxable amount of your levelized payments would be accelerated to the time of the first monthly payout and reported in the tax year in which the first monthly payout is received.

WITHDRAWALS AFTER THE PAYOUT START DATE. Federal tax law is unclear regarding the taxation of any additional withdrawal received after the Payout Start Date. It is possible that a greater or lesser portion of such a payment could be taxable than the amount we determine.

DISTRIBUTION AT DEATH RULES. In order to be considered an annuity contract for federal income tax purposes, the Contract must provide:

..   if any Contract Owner dies on or after the Payout Start Date but before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner's death;

..   if any Contract Owner dies prior to the Payout Start Date, the entire interest in the Contract will be distributed within 5 years after the date of the Contract Owner's death. These requirements are satisfied if any portion of the Contract Owner's interest that is payable to (or for the benefit of) a designated Beneficiary is distributed over the life of such Beneficiary (or over a period not extending

                               68     PROSPECTUS
  beyond the life expectancy of the Beneficiary) and the distributions begin within 1 year of the Contract Owner's death. If the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner;

..   if the Contract Owner is a non-natural person, then the Annuitant will be treated as the Contract Owner for purposes of applying the distribution at death rules. In addition, a change in the Annuitant on a Contract owned by a non-natural person will be treated as the death of the Contract Owner.


We administer certain spousal rights under the Contract and related tax reporting in accordance with our understanding of the Defense of Marriage Act (which defines a "marriage" as a legal union between a man and a woman and a "spouse" as a person of the opposite sex). Depending on the state in which your Contract is issued, we may offer certain spousal benefits to civil union couples or same-sex marriage spouses. You should be aware, however, that federal tax law does not recognize civil unions or same-sex marriages. Therefore, we cannot permit a civil union partner or same-sex spouse to continue the Contract within the meaning of the tax law upon the death of the first partner under the Contract's "spousal continuance" provision. Please note there may be federal tax consequences at the death of the first civil union or same-sex marriage partner. Civil union couples and same-sex marriage spouses should consider that limitation before selecting a spousal benefit under the Contract.


TAXATION OF ANNUITY DEATH BENEFITS. Death Benefit amounts are included in income as follows:

..   if distributed in a lump sum, the amounts are taxed in the same manner as a total withdrawal, or

..   if distributed under an Income Plan, the amounts are taxed in the same manner as annuity payments.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or becoming totally disabled,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made under an immediate annuity, or

..   attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS. With respect to non-Qualified Contracts using substantially equal periodic payments or immediate annuity payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the Contract Owner's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

TAX FREE EXCHANGES UNDER INTERNAL REVENUE CODE SECTION 1035. A 1035 exchange is a tax-free exchange of a non-Qualified life insurance contract, endowment contract or annuity contract into a non-Qualified annuity contract. The contract owner(s) must be the same on the old and new contract. Basis from the old contract carries over to the new contract so long as we receive that information from the relinquishing company. If basis information is never received, we will assume that all exchanged funds represent earnings and will allocate no cost basis to them.

PARTIAL EXCHANGES. The IRS has issued rulings that permit partial exchanges of annuity contracts. Effective June 30, 2008, a partial exchange, of a deferred annuity contract for another deferred annuity contract, will qualify for tax-deferral only if no amount is withdrawn or surrendered from either contract for a period of 12 months. The 12 month period begins on the date when exchange proceeds are treated as premiums paid for the recipient contract. Withdrawals from, annuitizations, taxable Owner or Annuitant changes, or surrenders of either contract within the 12 month period will retroactively negate the partial exchange, unless one of the following applies:


..   the contract owner is at least 59 1/2 or dies; or becomes totally disabled or obtains a divorce or suffers a loss of employment after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change, or surrender;


..   if the annuity is owned by an entity, the annuitant dies after the partial exchange was completed and prior to the withdrawal, annuitization, Owner or Annuitant change or surrender;

                               69     PROSPECTUS

..   the withdrawal is allocable to investment in the Contract before August 14,
    1982; or,

..   the annuity is a qualified funding asset within the meaning of Code section
    130(d).

If a partial exchange is retroactively negated, the amount originally transferred to the recipient contract is treated as a withdrawal from the source contract, taxable to the extent of any gain in that contract on the date of the exchange. An additional 10% tax penalty may also apply if the Contract Owner is under age 59 1/2. Your Contract may not permit partial exchanges.

TAXATION OF OWNERSHIP CHANGES. If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Any assignment or pledge (or agreement to assign or pledge) of the Contract Value is taxed as a withdrawal of such amount or portion and may also incur the 10% penalty tax.

AGGREGATION OF ANNUITY CONTRACTS. The Code requires that all non-Qualified deferred annuity contracts issued by Lincoln Benefit (or its affiliates) to the same Contract Owner during any calendar year be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.



INCOME TAX WITHHOLDING
Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or no U.S. taxpayer identification number is provided we will automatically withhold the required 10% of the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory.

Lincoln Benefit is required to withhold federal income tax using the wage withholding rates for all annuitized distributions. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non- resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.

TAX QUALIFIED CONTRACTS
The income on tax sheltered annuity (TSA) and IRA investments is tax deferred, and the income from annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing an annuity as a TSA or IRA. Tax Qualified Contracts are contracts purchased as or in connection with:

..   Individual Retirement Annuities (IRAs) under Code Section 408(b);

..   Roth IRAs under Code Section 408A;

..   Simplified Employee Pension (SEP IRA) under Code Section 408(k);

..   Savings Incentive Match Plans for Employees (SIMPLE IRA) under Code
    Section 408(p);

..   Tax Sheltered Annuities under Code Section 403(b);

..   Corporate and Self Employed Pension and Profit Sharing Plans under Code
    Section 401; and

..   State and Local Government and Tax-Exempt Organization Deferred
    Compensation Plans under Code Section 457.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the retirement plans listed above or to modify the Contract to conform with tax requirements. If you use the Contract within an employer sponsored qualified retirement plan, the plan may impose different or additional conditions or limitations on withdrawals, waiver of charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if Qualified Plan limits on distributions and other conditions are not met. Please consult your Qualified Plan administrator for more information. Lincoln Benefit no longer issues deferred annuities to employer sponsored qualified retirement plans.

The tax rules applicable to participants with tax qualified annuities vary according to the type of contract and the terms and conditions of the endorsement. Adverse tax consequences may result from certain transactions such as excess contributions, premature distributions, and, distributions that do not conform to specified commencement and minimum distribution rules. Lincoln Benefit can issue an individual retirement

                               70     PROSPECTUS
annuity on a rollover or transfer of proceeds from a decedent's IRA, TSA, or employer sponsored retirement plan under which the decedent's surviving spouse is the beneficiary. Lincoln Benefit does not offer an individual retirement annuity that can accept a transfer of funds for any other, non-spousal, beneficiary of a decedent's IRA, TSA, or employer sponsored qualified retirement plan.

Please refer to your Endorsement for IRAs or 403(b) plans, if applicable, for additional information on your death settlement options. In the case of certain Qualified Plans, the terms of the Qualified Plan Endorsement and the plans may govern the right to benefits, regardless of the terms of the Contract.

TAXATION OF WITHDRAWALS FROM AN INDIVIDUALLY OWNED TAX QUALIFIED CONTRACT. If you make a partial withdrawal under a Tax Qualified Contract other than a Roth IRA, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions) bears to the Contract Value, is excluded from your income. We do not keep track of nondeductible contributions, and generally all tax reporting of distributions from Tax Qualified Contracts other than Roth IRAs will indicate that the distribution is fully taxable.

"Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to any Roth IRA and which are:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made to a beneficiary after the Contract Owner's death,

..   attributable to the Contract Owner being disabled, or

..   made for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions.

REQUIRED MINIMUM DISTRIBUTIONS. Generally, Tax Qualified Contracts (excluding Roth IRAs) require minimum distributions upon reaching age 70 1/2. Failure to withdraw the required minimum distribution will result in a 50% tax penalty on the shortfall not withdrawn from the Contract. Effective December 31, 2005, the IRS requires annuity contracts to include the actuarial present value of other benefits for purposes of calculating the required minimum distribution amount. These other benefits may include accumulation, income, or death benefits. Not all income plans offered under the Contract satisfy the requirements for minimum distributions. Because these distributions are required under the Code and the method of calculation is complex, please see a competent tax advisor.

THE DEATH BENEFIT AND TAX QUALIFIED CONTRACTS. Pursuant to the Code and IRS regulations, an IRA (e.g., traditional IRA, Roth IRA, SEP IRA and SIMPLE IRA) may not invest in life insurance contracts. However, an IRA may provide a death benefit that equals the greater of the purchase payments or the Contract Value. The Contract offers a death benefit that in certain circumstances may exceed the greater of the purchase payments or the Contract Value. We believe that the Death Benefits offered by your Contract do not constitute life insurance under these regulations.

It is also possible that certain death benefits that offer enhanced earnings could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in current taxable income to a Contract Owner. In addition, there are limitations on the amount of incidental death benefits that may be provided under Qualified Plans, such as in connection with a TSA or employer sponsored qualified retirement plan.

Lincoln Benefit reserves the right to limit the availability of the Contract for use with any of the Qualified Plans listed above.

PENALTY TAX ON PREMATURE DISTRIBUTIONS FROM TAX QUALIFIED CONTRACTS. A 10% penalty tax applies to the taxable amount of any premature distribution from a Tax Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

..   made on or after the date the Contract Owner attains age 59 1/2,

..   made as a result of the Contract Owner's death or total disability,

..   made in substantially equal periodic payments (as defined by the Code) over the Contract Owner's life or life expectancy, or over the joint lives or joint life expectancies of the Contract Owner and the Beneficiary,

..   made after separation from service after age 55 (does not apply to IRAs),

..   made pursuant to an IRS levy,

..   made for certain medical expenses,

..   made to pay for health insurance premiums while unemployed (applies only for IRAs),

..   made for qualified higher education expenses (applies only for IRAs)

..   made for a first time home purchase (up to a $10,000 lifetime limit and applies only for IRAs), and

                               71     PROSPECTUS

..   from an IRA or attributable to elective deferrals under a 401(k) plan,
    403(b) annuity, or certain similar arrangements made to individuals who (because of their being members of a reserve component) are ordered or called to active duty after Sept. 11, 2001, for a period of more than 179 days or for an indefinite period; and made during the period beginning on the date of the order or call to duty and ending at the close of the active duty period.

During the first 2 years of the individual's participation in a SIMPLE IRA, distributions that are otherwise subject to the premature distribution penalty, will be subject to a 25% penalty tax.

You should consult a competent tax advisor to determine how these exceptions may apply to your situation.

SUBSTANTIALLY EQUAL PERIODIC PAYMENTS ON TAX QUALIFIED CONTRACTS. With respect to Tax Qualified Contracts using substantially equal periodic payments as an exception to the penalty tax on premature distributions, any additional withdrawal or other material modification of the payment stream would violate the requirement that payments must be substantially equal. Failure to meet this requirement would mean that the income portion of each payment received prior to the later of 5 years or the taxpayer's attaining age 59 1/2 would be subject to a 10% penalty tax unless another exception to the penalty tax applied. The tax for the year of the modification is increased by the penalty tax that would have been imposed without the exception, plus interest for the years in which the exception was used. A material modification does not include permitted changes described in published IRS rulings. You should consult a competent tax advisor prior to creating or modifying a substantially equal periodic payment stream.

INCOME TAX WITHHOLDING ON TAX QUALIFIED CONTRACTS. Generally, Lincoln Benefit is required to withhold federal income tax at a rate of 10% from all non-annuitized distributions that are not considered "eligible rollover distributions." The customer may elect out of withholding by completing and signing a withholding election form. If no election is made or if no U.S. taxpayer identification number is provided, we will automatically withhold the required 10% from the taxable amount. In certain states, if there is federal withholding, then state withholding is also mandatory. Lincoln Benefit is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Tax Qualified Contracts, including TSAs but excluding IRAs, with the exception of:

..   required minimum distributions, or,

..   a series of substantially equal periodic payments made over a period of at least 10 years, or,

..   a series of substantially equal periodic payments made over the life (joint lives) of the participant (and beneficiary), or,

..   hardship distributions.

With respect to any Contract held under a Section 457 plan or by the trustee of a Section 401 Pension or Profit Sharing Plan, we will not issue payments directly to a plan participant or beneficiary. Consequently, the obligation to comply with the withholding requirements described above will be the responsibility of the plan.

For all annuitized distributions that are not subject to the 20% withholding requirement, Lincoln Benefit is required to withhold federal income tax using the wage withholding rates. The customer may elect out of withholding by completing and signing a withholding election form. If no election is made, we will automatically withhold using married with three exemptions as the default. If no U.S. taxpayer identification number is provided, we will automatically withhold using single with zero exemptions as the default. In certain states, if there is federal withholding, then state withholding is also mandatory.

Election out of withholding is valid only if the customer provides a U.S. residence address and taxpayer identification number.

Generally, Code Section 1441 provides that Lincoln Benefit as a withholding agent must withhold 30% of the taxable amounts paid to a non-resident alien. A non-resident alien is someone other than a U.S. citizen or resident alien. We require an original IRS Form W-8BEN at issue to certify the owners' foreign status. Withholding may be reduced or eliminated if covered by an income tax treaty between the U.S. and the non-resident alien's country of residence if the payee provides a U.S. taxpayer identification number on a fully completed Form W-8BEN. A U.S. taxpayer identification number is a social security number or an individual taxpayer identification number ("ITIN"). ITINs are issued by the IRS to non-resident alien individuals who are not eligible to obtain a social security number. The U.S. does not have a tax treaty with all countries nor do all tax treaties provide an exclusion or lower withholding rate for annuities.


CHARITABLE IRA DISTRIBUTIONS. The Pension Protection Act of 2006 included a charitable giving incentive permitting tax-free IRA distributions for charitable purposes. The Tax Relief, Unemployment Insurance Reauthorization, and Job Creation Act of 2010 extended this provision until the end of 2011.

For distributions in tax years beginning after 2005 and before 2012, the Act provides an exclusion from gross income, up to $100,000, for otherwise taxable IRA distributions from a traditional or Roth IRA that are qualified charitable distributions. To constitute a qualified charitable distribution, the distribution must be made (1) directly by the IRA trustee to certain qualified


                               72     PROSPECTUS
charitable organizations and (2) on or after the date the IRA owner attains age 70 1/2. Distributions that are excluded from income under this provision are not taken into account in determining the individual's deduction, if any, for charitable contributions.

The IRS has indicated that an IRA trustee is not responsible for determining whether a distribution to a charity is one that satisfies the requirements for the new income tax exclusion added by the Pension Protection Act. As a result the general rules for reporting IRA distributions apply.

INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408(b) permits eligible individuals to contribute to an individual retirement program known as an Individual Retirement Annuity (IRA). Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an Individual Retirement Annuity.

ROTH INDIVIDUAL RETIREMENT ANNUITIES. Code Section 408A permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth Individual Retirement Annuity. Roth Individual Retirement Annuities are subject to limitations on the amount that can be contributed and on the time when distributions may commence.

A traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth Individual Retirement Annuity. For distributions after 2007, the Pension Protection Act of 2006 allows distributions from qualified retirement plans including tax sheltered annuities and governmental Section 457 plans to be rolled over directly into a Roth IRA, subject to the usual rules that apply to conversions from a traditional IRA into a Roth IRA. The income portion of a conversion or rollover distribution is taxable currently, but is exempted from the 10% penalty tax on premature distributions. Prior to January 1, 2010, income and filing status limitations applied to rollovers from non-Roth accounts to a Roth IRA. Effective January 1, 2005, the IRS requires conversions of annuity contracts to include the actuarial present value of other benefits for purposes of valuing the taxable amount of the conversion.

ANNUITIES HELD BY INDIVIDUAL RETIREMENT ACCOUNTS (COMMONLY KNOWN AS CUSTODIAL
IRAS). Code Section 408 permits a custodian or trustee of an Individual Retirement Account to purchase an annuity as an investment of the Individual Retirement Account. If an annuity is purchased inside of an Individual Retirement Account, then the Annuitant must be the same person as the beneficial owner of the Individual Retirement Account.

If you have a contract issued as an IRA under Code Section 408(b) and request to change the ownership to an IRA custodian permitted under Section 408, we will treat a request to change ownership from an individual to a custodian as an indirect rollover. We will send a Form 1099R to report the distribution and the custodian should issue a Form 5498 for the contract value contribution.

Generally, the death benefit of an annuity held in an Individual Retirement Account must be paid upon the death of the Annuitant. However, in most states, the Contract permits the custodian or trustee of the Individual Retirement Account to continue the Contract in the accumulation phase, with the Annuitant's surviving spouse as the new Annuitant, if the following conditions are met:

1) The custodian or trustee of the Individual Retirement Account is the owner of the annuity and has the right to the death proceeds otherwise payable under the Contract;

2) The deceased Annuitant was the beneficial owner of the Individual Retirement Account;

3) We receive a complete request for settlement for the death of the Annuitant; and

4) The custodian or trustee of the Individual Retirement Account provides us with a signed certification of the following:

   (a) The Annuitant's surviving spouse is the sole beneficiary of the Individual Retirement Account;

   (b) The Annuitant's surviving spouse has elected to continue the Individual Retirement Account as his or her own Individual Retirement Account; and

   (c) The custodian or trustee of the Individual Retirement Account has continued the Individual Retirement Account pursuant to the surviving spouse's election.

SIMPLIFIED EMPLOYEE PENSION IRA (SEP IRA). Code Section 408(k) allows eligible employers to establish simplified employee pension plans for their employees using individual retirement annuities. These employers may, within specified limits, make deductible contributions on behalf of the employees to the individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent tax advice.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE IRA). Code Section 408(p) allows eligible employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees using individual retirement annuities. In general, a SIMPLE IRA consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to purchase the Contract as a SIMPLE IRA should seek competent tax and legal advice. SIMPLE IRA plans must include the provisions of the Economic Growth and Tax Relief Reconciliation Act of 2007 (EGTRRA) to avoid adverse tax consequences. If your current SIMPLE IRA plan uses

                               73     PROSPECTUS

IRS Model Form 5304-SIMPLE with a revision date of March 2002 or later, then your plan is up to date. If your plan has a revision date prior to March 2002, please consult with your tax or legal advisor to determine the action you need to take in order to comply with this requirement.

TO DETERMINE IF YOU ARE ELIGIBLE TO CONTRIBUTE TO ANY OF THE ABOVE LISTED IRAS (TRADITIONAL, ROTH, SEP, OR SIMPLE), PLEASE REFER TO IRS PUBLICATION 590 AND YOUR COMPETENT TAX ADVISOR.

TAX SHELTERED ANNUITIES. Code Section 403(b) provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee:

..   attains age 59 1/2,

..   severs employment,

..   dies,

..   becomes disabled, or

..   incurs a hardship (earnings on salary reduction contributions may not be distributed on account of hardship).

These limitations do not apply to withdrawals where Lincoln Benefit is directed to transfer some or all of the Contract Value to another 403(b) plan. Generally, we do not accept funds in 403(b) contracts that are subject to the Employee Retirement Income Security Act of 1974 (ERISA).


CAUTION: Under IRS regulations we can accept contributions, transfers and rollovers only if we have entered into an information-sharing agreement, or its functional equivalent, with the applicable employer or its plan administrator. Unless your contract is grandfathered from certain provisions in these regulations, we will only process certain transactions (e.g, transfers, withdrawals, hardship distributions and, if applicable, loans) with employer approval. This means that if you request one of these transactions we will not consider your request to be in good order, and will not therefore process the transaction, until we receive the employer's approval in written or electronic form.


CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS.

Section 401(a) of the Code permits corporate employers to establish various types of tax favored retirement plans for employees. Self-employed individuals may establish tax favored retirement plans for themselves and their employees (commonly referred to as "H.R.10" or "Keogh"). Such retirement plans may permit the purchase of annuity contracts. Lincoln Benefit no longer issues annuity contracts to employer sponsored qualified retirement plans.

There are two owner types for contracts intended to qualify under
Section 401(a): a qualified plan fiduciary or an annuitant owner.

..   A qualified plan fiduciary exists when a qualified plan trust that is intended to qualify under Section 401(a) of the Code is the owner. The qualified plan trust must have its own tax identification number and a named trustee acting as a fiduciary on behalf of the plan. The annuitant should be the person for whose benefit the contract was purchased.

..   An annuitant owner exists when the tax identification number of the owner and annuitant are the same, or the annuity contract is not owned by a qualified plan trust. The annuitant should be the person for whose benefit the contract was purchased.

If a qualified plan fiduciary is the owner of the contract, the qualified plan must be the beneficiary so that death benefits from the annuity are distributed in accordance with the terms of the qualified plan. Annuitant owned contracts require that the beneficiary be the annuitant's spouse (if applicable), which is consistent with the required IRS language for qualified plans under
Section 401(a). A completed Annuitant Owned Qualified Plan Designation of Beneficiary form is required in order to change the beneficiary of an annuitant owned Qualified Plan contract.

STATE AND LOCAL GOVERNMENT AND TAX-EXEMPT ORGANIZATION DEFERRED COMPENSATION PLANS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. In eligible governmental plans, all assets and income must be held in a trust/custodial account/annuity contract for the exclusive benefit of the participants and their beneficiaries. To the extent the Contracts are used in connection with a non-governmental eligible plan, employees are considered general creditors of the employer and the employer as owner of the Contract has the sole right to the proceeds of the Contract. Under eligible 457 plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Lincoln Benefit no longer issues annuity contracts to 457 plans.

                               74     PROSPECTUS

ABOUT LINCOLN BENEFIT LIFE COMPANY
--------------------------------------------------------------------------------


Rule 12h-7 under the Securities Exchange Act of 1934, as amended (the "Exchange Act") exempts an insurance company from filing reports under the Exchange Act when the insurance company issues certain types of insurance products that are registered under the Securities Act of 1933 and such products are regulated under state law. The variable annuities described in this prospectus fall within the exemption provided under rule 12h-7. We rely on the exemption provided under rule 12h-7 and do not file reports under the Exchange Act.

                               75     PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

       ADDITIONS, DELETIONS, OR SUBSTITUTIONS OF INVESTMENTS
       ---------------------------------------------------------------------
       THE CONTRACTS
       ---------------------------------------------------------------------
       CALCULATION OF ACCUMULATION UNIT VALUES
       ---------------------------------------------------------------------
       CALCULATION OF VARIABLE INCOME PAYMENTS
       ---------------------------------------------------------------------

--------------------------------------------------------------------------------

                     GENERAL MATTERS
                     ----------------------------------------
                     EXPERTS
                     ----------------------------------------
                     FINANCIAL STATEMENTS
                     ----------------------------------------
                     ACCUMULATION UNIT VALUES
                     ----------------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                               76     PROSPECTUS

APPENDIX A
CONTRACT COMPARISON CHART
--------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------

Feature                                               Classic                          Plus                   Elite
----------------------------------------------------------------------------------------------------------------------------
                                                                              up to 5% depending on
                                                                              issue age and amount of
Credit Enhancement                                     None                   purchase payments               None
----------------------------------------------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                           1.45%                  1.60%
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                                                               8.5/ 8.5/ 8.5/ 7.5/
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2               6.5/ 5.5/ 4/2.5            7/ 6/ 5
----------------------------------------------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,         Confinement, Terminal   Confinement, Terminal
Waivers                                Unemployment                           Illness, Unemployment   Illness, Unemployment

------------------------------------------------------------------------------------

Feature                                               Classic                 Select
------------------------------------------------------------------------------------


Credit Enhancement                                     None                   None
------------------------------------------------------------------------------------
Mortality and Expense
Risk Charge
(Base Contract)                                        1.25%                  1.70%
------------------------------------------------------------------------------------
Withdrawal Charge
(% of purchase payment)                         7/ 7/ 6/ 5/ 4/ 3/ 2           None
------------------------------------------------------------------------------------
Withdrawal Charge                      Confinement, Terminal Illness,
Waivers                                Unemployment                            N/A

The Fixed Account Options available depend on the type of Contract you have purchased and the state in which your Contract was issued. The following tables summarize the availability of the Fixed Account Options in general. Please check with your representative for specific details for your state.

                          DCA Fixed Account Option*
              ---------------------------------------------------
                                Classic    Plus    Elite   Select
              ---------------------------------------------------
                                6-month  6-month  6-month   N/A
              Transfer Periods  ---------------------------------
                                12-month 12-month 12-month  N/A

                 Standard Fixed Account Option (not available in all states)**
-----------------------------------------------------------------------------------------------
                                                      Classic                 Plus Elite Select
-----------------------------------------------------------------------------------------------
                                                      1-year                  N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
Guarantee Periods                      --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A
                                       --------------------------------------------------------
                                                        N/A                   N/A   N/A   N/A

                      MVA Fixed Account Option (not available in all states)***
-----------------------------------------------------------------------------------------------------
                                                      Classic                  Plus    Elite  Select
-----------------------------------------------------------------------------------------------------
                                                      1-year                  1-year  1-year  1-year
                                       --------------------------------------------------------------
                                                      3-year                  3-year  3-year  3-year
                                       --------------------------------------------------------------
Guarantee Periods                                     5-year                  5-year  5-year  5-year
                                       --------------------------------------------------------------
                                                      7-year                  7-year  7-year  7-year
                                       --------------------------------------------------------------
                                                      10-year                 10-year 10-year 10-year

* At the time you allocate a purchase payment to the DCA Fixed Account Option, if you do not specify the term length over which the transfers are to take place, the default transfer period will be 6 months for the 6-month option and 12 months for the 12 month option.

** May be available only in states where the MVA Fixed Account Option is not offered.

*** Not available in states where the Standard Fixed Account Options are offered.

                               77     PROSPECTUS

APPENDIX B - MARKET VALUE ADJUSTMENT
--------------------------------------------------------------------------------

The Market Value Adjustment is based on the following:

I   =   the Treasury Rate for a maturity equal to the term length of the
        Guarantee Period for the week preceding the establishment of the Market
        Value Adjusted Fixed Guarantee Period Account;

J   =   the Treasury Rate for a maturity equal to the term length of the Market
        Value Adjusted Fixed Guarantee Period Account for the week preceding the date amounts are transferred or withdrawn from the Market Value
        Adjusted Fixed Guarantee Period Account, the date we determine the
        Death Proceeds, or the Payout Start Date, as the case may be ("Market
        Value Adjustment Date").

N   =   the number of whole and partial years from the Market Value Adjustment
        Date to the expiration of the term length of the Market Value Adjusted
        Fixed Guarantee Period Account.

Treasury Rate means the U.S. Treasury Note Constant Maturity yield as reported in Federal Reserve Board Statistical Release H.15. If such yields cease to be available in Federal Reserve Board Statistical Release H.15, then we will use an alternate source for such information in our discretion.

The Market Value Adjustment factor is determined from the following formula:

                           .9 X [I-(J + .0025)] X N

To determine the Market Value Adjustment, we will multiply the Market Value Adjustment factor by the amount transferred, withdrawn, paid as Death Proceeds, or applied to an Income Plan from a Market Value Adjusted Fixed Guarantee Period Account at any time other than during the 30 day period after such Guarantee Period Account expires. NOTE: These examples assume that premium taxes are not applicable.

                     EXAMPLES OF MARKET VALUE ADJUSTMENT
     Purchase Payment:  $10,000 allocated to a Market Value Adjusted
                        Fixed Guarantee Period Account
     Guarantee Period:  5 years
     Interest Rate:     4.50%
     Full Withdrawal:   End of Contract Year 3
     Contract:          Consultant Solutions Classic*

              EXAMPLE 1: (ASSUMES DECLINING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.20%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [.045 - (.042 + .0025)] X 2
                                           = .0009
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   .0009 X $11,411.66 = $10.27
Step 5: Calculate the amount received  =   $11,411.66 - $510 + $10.27 =
    by Contract owner as a result of       $10,911.93
     full withdrawal at the end of
    Contract Year 3:

                               78     PROSPECTUS

                EXAMPLE 2: (ASSUMES RISING INTEREST RATES)
Step 1: Calculate Contract Value at    =   $10,000.00 X (1.045)/3/ =
 End of Contract Year 3:                   $11,411.66
Step 2: Calculate the Free Withdrawal  =   .15 X $10,000 = $1,500
 Amount:
Step 3: Calculate the Withdrawal       =   .06 X ($10,000 - $1,500) = $510
 Charge:
Step 4: Calculate the Market Value     I   =   4.50%
 Adjustment:
                                       J   =   4.80%
                                               730 DAYS
                                       N   =   _________  = 2
                                               365 DAYS
                                       Market Value Adjustment Factor: .9 X
                                       [I - (J + .0025)] X N
                                       =   .9 X [(.045 - (.048 + .0025)] X
                                           (2) = -.0099
                                       Market Value Adjustment = Market
                                       Value Adjustment Factor X Amount
                                       Subject To Market Value Adjustment:
                                       =   -.0099 X $11,411.66 = -($112.98)
Step 5: Calculate the amount received  =   $11,411.66 - $510 - $112.98 =
    by Contract owner as a result of       $10,788.68
     full withdrawal at the end of
    Contract Year 3:

* These examples assume the election of the CONSULTANT SOLUTIONS CLASSIC CONTRACT for the purpose of illustrating the Market Value Adjustment calculation. The amounts would be different under CONSULTANT SOLUTIONS PLUS, CONSULTANT SOLUTIONS ELITE CONTRACTS, and CONSULTANT SOLUTIONS SELECT CONTRACTS which have different expenses and withdrawal charges.

                               79     PROSPECTUS

APPENDIX C
EXAMPLE OF CALCULATION OF INCOME PROTECTION BENEFIT
--------------------------------------------------------------------------------

Appendix C illustrates how we calculate the amount guaranteed under the Income Protection Benefit Option. Please remember that you are looking at an example only. Please also remember that the Income Protection Benefit Option may only be added to Income Plans 1 and/or 2, and only to those Income Plans for which you have selected variable income payments.

To illustrate the calculation of the amount guaranteed under the Income Protection Benefit Option, we assume the following:

       Adjusted age of Annuitant on the Payout Start Date:   65
       -----------------------------------------------------------------
       Sex of Annuitant:                                     male
       -----------------------------------------------------------------
       Income Plan selected:                                 1
       -----------------------------------------------------------------
       Payment frequency:                                    monthly
       -----------------------------------------------------------------
       Amount applied to variable income payments under the
       Income Plan:                                          $100,000.00
       -----------------------------------------------------------------

The example assumes that the withdrawal charge period has expired for all purchase payments. In accordance with the terms of the Contract, the following additional assumptions apply:

Assumed investment rate:                     3%
--------------------------------------------------------------------------------------------
Guaranteed minimum variable income payment:  85% of the initial variable amount income value
--------------------------------------------------------------------------------------------

STEP 1 - CALCULATION OF THE INITIAL VARIABLE AMOUNT INCOME VALUE:

Using the assumptions stated above, the initial monthly income payment is $5.49 per $1,000 applied to variable income payments under Income Plan 1. Therefore, the initial variable amount income value = $100,000 X $5.49/1000 = $549.00.

STEP 2 - CALCULATION OF THE AMOUNT GUARANTEED UNDER THE INCOME PROTECTION BENEFIT OPTION:

guaranteed minimum variable income payment = 85% X initial variable amount income value = 85% X $549.00 = $466.65.

STEP 3 - ILLUSTRATION OF THE EFFECT OF THE MINIMUM PAYMENT GUARANTEE UNDER THE INCOME PROTECTION BENEFIT OPTION:

If in any month your variable income payments would fall below the amount guaranteed under the Income Protection Benefit Option, your payment for that month will equal the guaranteed minimum variable income payment. For example, you would receive $466.65 even if the amount of your monthly income payment would have been less than that as a result of declining investment experience. On the other hand, if your monthly income payment is greater than the minimum guaranteed $466.65, you would receive the greater amount.

                               80     PROSPECTUS

APPENDIX D
WITHDRAWAL ADJUSTMENT EXAMPLE - DEATH BENEFITS*
--------------------------------------------------------------------------------

Issue Date: January 1, 2005

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90)).

                                                                                Death Benefit Amount
                                                                  ------------------------------------------------
                                                                                                      Annual
                                                                      ROP Value                  Increase Value**
                                                                  -----------------              -----------------
                                                                  Classic,                       Classic,
                             Beginning                 Contract     Elite             Maximum      Elite
              Type of         Contract  Transaction  Value After     And            Anniversary     And
 Date        Occurrence        Value       Amount     Occurrence   Select    Plus      Value      Select    Plus
------------------------------------------------------------------------------------------------------------------
1/1/06  Contract Anniversary $   55,000            _ $     55,000 $  50,000 $52,000 $     55,000 $  52,500 $54,600
------------------------------------------------------------------------------------------------------------------
7/1/06   Partial Withdrawal  $   60,000 $     15,000 $     45,000 $  37,500 $39,000 $     41,250 $  40,339 $41,953
------------------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted death benefits in the example above. Please note that the withdrawal reduces the Purchase Payment Value, the Maximum Anniversary Value, and the Enhanced Beneficiary Value by the same proportion as the withdrawal reduces the Contract Value.

                                                                                                        Classic, Elite and Select
----------------------------------------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $50,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $12,500
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $37,500
----------------------------------------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                         (c)                $55,000
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,750
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $41,250
----------------------------------------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
----------------------------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                     (a)                $15,000
----------------------------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                        (b)                $60,000
----------------------------------------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                       (c)                $53,786
----------------------------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    [(a)/(b)]*(c)           $13,446
----------------------------------------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                                           $40,339
----------------------------------------------------------------------------------------------------------------------------------

                                                                                          Plus
------------------------------------------------------------------------------------------------
ROP DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $52,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,000
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $39,000
------------------------------------------------------------------------------------------------

MAV DEATH BENEFIT
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal                    $55,000
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,750
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,250
------------------------------------------------------------------------------------------------

ANNUAL INCREASE DEATH BENEFIT**
------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                                                $15,000
------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal                                   $60,000
------------------------------------------------------------------------------------------------
Value of Death Benefit Amount Immediately Prior to Partial Withdrawal (assumes 181 days
worth of interest on $52,500 and $54,600, respectively)                                  $55,937
------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                                                    $13,984
------------------------------------------------------------------------------------------------
Adjusted Death Benefit                                                                   $41,953
------------------------------------------------------------------------------------------------

* For purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values and Maximum Anniversary Value for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

**Calculations for the Annual Increase Death Benefit assume that interest accumulates on a daily basis at a rate equivalent to 5% per year. There may be certain states in which the Benefit provides for interest that accumulates at a rate of 3% per year. If calculations assumed an interest rate of 3% per year, the adjusted death benefit would be lower.

                               81     PROSPECTUS

APPENDIX E
CALCULATION OF ENHANCED EARNINGS DEATH BENEFIT*
--------------------------------------------------------------------------------

The following are examples of the Enhanced Earnings Death Benefit Option. For illustrative purposes, the examples assume Earnings in each case. Please remember that you are looking at examples and that your investment performance may be greater or lower than the figures shown.

EXAMPLE 1: ELECTED WHEN CONTRACT WAS ISSUED WITHOUT ANY SUBSEQUENT ADDITIONS OR WITHDRAWALS

In this example, assume that the oldest Contract Owner is age 55 on the Rider Application Date and elects the Enhanced Earnings Death Benefit Option when the Contract is issued. The Contract Owner makes an initial purchase payment of $100,000. After four years, the Contract Owner dies. On the date Lincoln Benefit receives a Complete Request for Settlement, the Contract Value is $125,000. Prior to his death, the Contract Owner did not make any additional purchase payments or take any withdrawals.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $25,000
                                                        ($125,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$25,000 = $10,000

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($6,250.00).

EXAMPLE 2: ELECTED WHEN CONTRACT WAS ISSUED WITH SUBSEQUENT WITHDRAWALS

In this example, assume the same facts as above, except that the Contract Owner has taken a withdrawal of $10,000 during the second year of the Contract. Immediately prior to the withdrawal, the Contract Value is $105,000. Here, $5,000 of the withdrawal is in excess of the In-Force Earnings at the time of the withdrawal. The Contract Value on the date Lincoln Benefit receives a Complete Request for Settlement will be assumed to be $114,000.

Excess of Earnings Withdrawals                     =   $5,000
                                                       ($10,000 - $5,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $95,000
                                                       ($100,000 + $0 - $5,000)
In-Force Earnings                                  =   $19,000
                                                       ($114,000 - $95,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$19,000 = $7,600

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner or Co-Annuitant had been over age 70, and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($4,750.00).

EXAMPLE 3: ELECTED AFTER CONTRACT WAS ISSUED WITH SUBSEQUENT ADDITIONS AND WITHDRAWALS

This example is intended to illustrate the effect of adding the Enhanced Earnings Death Benefit Option after the Contract has been issued and the effect of later purchase payments. In this example, assume there is no Co-Annuitant and that the oldest Contract Owner is age 72 on the Rider Application Date. At the time the Contract is issued, the Contract Owner makes a purchase payment of $100,000. After two years pass, the Contract Owner elects to add the Enhanced Earnings Death Benefit Option. On the date this Rider is added, the Contract Value is $110,000. Two years

                               82     PROSPECTUS
later, the Contract Owner withdraws $50,000. Immediately prior to the withdrawal, the Contract Value is $130,000. Another two years later, the Contract Owner makes an additional purchase payment of $40,000. Immediately after the additional purchase payment, the Contract Value is $130,000. Two years later, the Contract Owner dies with a Contract Value of $140,000 on the date Lincoln Benefit receives a Complete Request for Settlement.

Excess of Earnings Withdrawals                     =   $30,000
                                                       ($50,000 - $20,000)
Purchase Payments in the 12 months prior to death  =   $0
In-Force Premium                                   =   $120,000
                                                       ($110,000 + $40,000 - $30,000)
In-Force Earnings                                  =   $20,000
                                                       ($140,000 - $120,000)
ENHANCED EARNINGS DEATH BENEFIT**                  =   25%*$20,000 = $5,000

In this example, In-Force Premium is equal to the Contract Value on Rider Application Date plus the additional purchase payment and minus the Excess-of-Earnings Withdrawal.

Since In-Force Earnings are less than 50% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been age 70 or younger on the Rider
  Application Date, the Enhanced Earnings Death Benefit would be 40% of the In-Force Earnings ($8,000.00).

EXAMPLE 4: SPOUSAL CONTINUATION:

This example is intended to illustrate the effect of a surviving spouse electing to continue the Contract upon the death of the Contract Owner on a Contract with the Enhanced Earnings Death Benefit Option and MAV Death Benefit Option. In this example, assume that there is no Co-Annuitant and that the oldest Contract Owner is age 60 at the time the Contract is purchased (with the Enhanced Earnings Death Benefit Option but without any other option) with a $100,000 purchase payment. Five years later the Contract Owner dies and the surviving spouse elects to continue the Contract. The Contract Value and Maximum Anniversary Value at this time are $150,000 and $160,000, respectively.

 Excess of Earnings Withdrawals                     =   $0
 Purchase Payments in the 12 months prior to death  =   $0
 In-Force Premium                                   =   $100,000
                                                        ($100,000 + $0 - $0)
 In-Force Earnings                                  =   $50,000
                                                        ($150,000 - $100,000)
 ENHANCED EARNINGS DEATH BENEFIT**                  =   40%*$50,000 = $20,000
 Contract Value                                     =   $150,000
 Death Benefit                                      =   $160,000
 Enhanced Earnings Death Benefit                    =   $20,000
 Continuing Contract Value                          =   $180,000
                                                        ($160,000 + $20,000)

Since In-Force Earnings are less than 100% of the In-Force Premium (excluding purchase payments in the 12 months prior to death), the In-Force Earnings are used to compute the Enhanced Earnings Death Benefit amount.

Assume the surviving spouse is age 72 when the Contract is continued. At this time, the surviving spouse has the option to continue the Enhanced Earnings Death Benefit Option at an additional mortality and expense risk charge of 0.40% and with an In-Force Premium amount equal to the Contract Value and the Rider Date reset to the date the Contract is continued. If this selection is made, the Enhanced Earnings Death Benefit will be equal to the lesser of 25% of the In-Force Earnings and 50% of In-Force Premium. Otherwise, the surviving spouse may elect to terminate the Enhanced Earnings Death Benefit Option at the time of continuation.

* For purposes of illustrating the calculation of Enhanced Earnings Death Benefit Option, the example assumes the same hypothetical Contract Values and Maximum Anniversary Values for all Contracts, net of applicable fees and charges. Actual death benefit amounts will differ due to the different fees and charges under each Contract and the Credit Enhancement available under the CONSULTANT SOLUTIONS PLUS CONTRACT.

**If the oldest Contract Owner had been over age 70 , and both were age 79 or younger on the Rider Application Date, the Enhanced Earnings Death Benefit would be 25% of the In-Force Earnings ($12,500.00).

                               83     PROSPECTUS

APPENDIX F
WITHDRAWAL ADJUSTMENT EXAMPLE - ACCUMULATION BENEFIT*
--------------------------------------------------------------------------------

Rider Date: January 1, 2007

Initial Purchase Payment: $50,000 (For CONSULTANT SOLUTIONS PLUS CONTRACTS, assume a $2,000 Credit Enhancement would apply assuming issue age 85 or younger (a $1,000 Credit Enhancement would apply assuming issue age 86-90))

Initial Benefit Base: $50,000 for CONSULTANT SOLUTIONS CLASSIC, ELITE AND SELECT CONTRACTS, $52,000 for CONSULTANT SOLUTIONS PLUS CONTRACTS (assuming issue age 85 or younger)

                                                                                    Benefit Base
                                                                               -----------------------
                                   Beginning    Transaction   Contract Value   Classic, Elite
  Date     Type of Occurrence   Contract Value     Amount    After Occurrence    and Select     Plus
------------------------------------------------------------------------------------------------------
1/1/2008  Contract Anniversary  $        55,000            _ $          55,000 $        50,000 $52,000
------------------------------------------------------------------------------------------------------
7/1/2008   Partial Withdrawal   $        60,000 $     15,000 $          45,000 $        37,500 $39,000
------------------------------------------------------------------------------------------------------

The following shows how we compute the adjusted Benefit Bases in the example above. Please note the withdrawal reduces the Benefit Base by the same proportion as the withdrawal reduces the Contract Value.

                                                                              Classic, Elite and Select  Plus
---------------------------------------------------------------------------------------------------------------
BENEFIT BASE
---------------------------------------------------------------------------------------------------------------
Partial Withdrawal Amount                                           (a)                $15,000          $15,000
---------------------------------------------------------------------------------------------------------------
Contract Value Immediately Prior to Partial Withdrawal              (b)                $60,000          $60,000
---------------------------------------------------------------------------------------------------------------
Value of Benefit Base Immediately Prior to Partial Withdrawal       (c)                $50,000          $52,000
---------------------------------------------------------------------------------------------------------------
Withdrawal Adjustment                                          [(a)/(b)]*(c)           $12,500          $13,000
---------------------------------------------------------------------------------------------------------------
Adjusted Benefit Base                                                                  $37,500          $39,000
---------------------------------------------------------------------------------------------------------------

* For the purpose of illustrating the withdrawal adjustment calculation, the example assumes the same hypothetical Contract Values, net of applicable fees and charges. Actual Contract Values will differ due to the different fees and charges under each Contract and the Credit Enhancement available under CONSULTANT SOLUTIONS PLUS CONTRACTS. Please remember that you are looking at an example and that your investment performance may be greater or lower than the figures shown.

                               84     PROSPECTUS

APPENDIX G - SUREINCOME WITHDRAWAL BENEFIT OPTION CALCULATION EXAMPLES
--------------------------------------------------------------------------------

Example 1: Assume you purchase a Consultant Solutions contract with a $100,000 initial purchase payment and add the SureIncome Option at issue.

Your Benefit Base is $100,000, which is your initial purchase payment of $100,000.

Your Benefit Payment is $8,000, which is 8% of your initial purchase payment.

Your Benefit Payment Remaining for this Benefit Year is $8,000, which is equal to your Benefit Payment at the beginning of this Benefit Year.

Example 2: Assume Example 1 is continued and an additional purchase payment of $40,000 is made in the first Benefit Year.

The Benefit Base is increased to $140,000, which is your prior Benefit Base ($100,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $11,200, which is your prior Benefit Payment ($8,000) plus 8% of your additional purchase payment ($40,000).

The Benefit Payment Remaining is increased to $11,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($8,000) plus 8% of your additional purchase payment ($40,000).

Example 3: Assume Example 1 is continued and a withdrawal of $8,000 is made during the first Benefit Year.

The Benefit Base is reduced to $92,000, which is your prior Benefit Base ($100,000) less your withdrawal ($8,000).

The Benefit Payment is unchanged and remains $8,000.

The Benefit Payment Remaining in the first Benefit Year is $0, which is your Benefit Payment Remaining prior to your withdrawal ($8,000) less your withdrawal ($8,000).

Example 4: Assume example 1 is continued and a withdrawal of $25,000 is made during the first Benefit Year. Assume the Contract Value prior to the withdrawal was $130,000. Because the $25,000 withdrawal is larger than the Benefit Payment Remaining, the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $75,000, determined by the following calculation: the lesser of ($130,000 - $25,000) and ($100,000 - $25,000) =
$75,000.

The Benefit Payment remains $8,000, determined by the following calculation: the lesser of ($8,000) and (8% x ($130,000 - $25,000)) = $8,000.

There is no Benefit Payment Remaining because the withdrawal has reduced it to $0.

Example 5: Assume example 3 is continued and an additional withdrawal of $5,000 is taken in the same year (the first Benefit Year). Assume the Contract Value prior to the additional withdrawal was $60,000. Because the $5,000 withdrawal is larger than the Benefit Payment Remaining ($0), the Benefit Base and Benefit Payment will be recalculated according to applicable formulas.

The Benefit Base is reduced to $55,000, determined by the following calculation: the lesser of ($60,000 - $5,000) and ($92,000 - $5,000) = $55,000.

The Benefit Payment is reduced to $4,400, determined by the following formula: the lesser of ($8,000) and ((8% x ($60,000 - $5,000)) = $4,400.

The Benefit Payment Remaining is unchanged at $0.

Example 6: Assume example 5 is continued and an additional Purchase Payment of $40,000 is made in the same year (the first Benefit Year).

The Benefit Base is increased to $95,000, which is your prior Benefit Base ($55,000) plus your additional purchase payment ($40,000).

The Benefit Payment is increased to $7,600, which is your prior Benefit Payment ($4,400) plus 8% of your additional purchase payment ($40,000).

                               85     PROSPECTUS

The Benefit Payment Remaining is increased to $3,200, which is your Benefit Payment Remaining prior to your additional purchase payment ($0) plus 8% of your additional purchase payment ($40,000).

Example 7: Assume example 6 is continued and an additional withdrawal of $3,200 is taken in the same year (the first Benefit Year).

The Benefit Base is reduced to $91,800, which is your prior Benefit Base ($95,000) less your withdrawal ($3,200).

The Benefit Payment is unchanged and remains $7,600.

The Benefit Payment Remaining is reduced to $0, which is your Benefit Payment Remaining prior to your withdrawal ($3,200) less your withdrawal ($3,200).

                               86     PROSPECTUS

APPENDIX H - ACCUMULATION UNIT VALUES
--------------------------------------------------------------------------------

Appendix H presents the Accumulation Unit Values and number of Accumulation Units outstanding for each Variable Sub-Account since the Variable Sub-Accounts were first offered under the Contracts. This Appendix includes Accumulation Unit Values representing the highest and lowest available combinations of Contract charges that affect Accumulation Unit Values for each Contract. The Statement of Additional Information, which is available upon request without charge, contains the Accumulation Unit Values for all other available combinations of Contract charges that affect Accumulation Unit values for each Contract. Please contract us at 800-457-7617 to obtain a copy of the Statement of Additional Information.


The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008.

The name of the following Sub-Accounts changed since December 31, 2010. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2010.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2010 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 UIF Capital Growth, Class II
 Sub-Account                            UIF Growth, Class II Sub-Account
 Invesco Van Kampen V.I. Government,    Invesco V.I. Government Securities,
 Series II Sub-Account                  Series II Sub-Account
 Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
 Fund(R)/VA - Service Shares            Mid-Cap Fund(R)/VA - Service Shares



   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                       Number of
                                                            Accumulation Accumulation    Units
                                               For the Year  Unit Value   Unit Value  Outstanding
                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                   December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                   2004       $10.000      $10.219       23,051
                                                   2005       $10.219      $11.509       74,712
                                                   2006       $11.509      $13.506      132,966
                                                   2007       $13.506      $17.746      141,537
                                                   2008       $17.746       $9.582      106,723
                                                   2009        $9.582      $14.244      103,782
                                                   2010       $14.244      $15.967       81,615
-------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                   2004       $10.000      $10.103      121,781
                                                   2005       $10.103      $11.134      212,340
                                                   2006       $11.134      $11.523      222,959
                                                   2007       $11.523      $13.598      210,459
                                                   2008       $13.598       $7.204      237,432
                                                   2009        $7.204      $10.465      192,485
                                                   2010       $10.465      $11.656      149,608


                               87     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.628       94,790
                                                           2005       $10.628      $11.485      210,380
                                                           2006       $11.485      $12.450      308,342
                                                           2007       $12.450      $16.122      291,878
                                                           2008       $16.122       $6.605      291,655
                                                           2009        $6.605       $9.859      287,119
                                                           2010        $9.859      $11.562      207,809
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.217       56,932
                                                           2005       $10.217      $10.460      111,219
                                                           2006       $10.460      $11.056      134,814
                                                           2007       $11.056      $12.561      148,955
                                                           2008       $12.561       $8.809      146,295
                                                           2009        $8.809      $11.190      119,875
                                                           2010       $11.190      $12.580      112,596
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.389      105,161
                                                           2005       $11.389      $13.106      523,173
                                                           2006       $13.106      $14.408      891,858
                                                           2007       $14.408      $16.672      862,174
                                                           2008       $16.672       $9.425      782,708
                                                           2009        $9.425      $12.596      702,455
                                                           2010       $12.596      $14.529      608,058
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.840      248,175
                                                           2005       $10.840      $11.290      457,976
                                                           2006       $11.290      $13.358      699,045
                                                           2007       $13.358      $13.344      675,449
                                                           2008       $13.344       $7.528      651,012
                                                           2009        $7.528       $9.646      556,829
                                                           2010        $9.646      $10.935      507,555
---------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000       $9.809      193,118
                                                           2005        $9.809      $10.209      307,319
                                                           2006       $10.209      $10.734      362,183
                                                           2007       $10.734      $13.411      341,543
                                                           2008       $13.411       $6.971      316,734
                                                           2009        $6.971       $8.800      268,644
                                                           2010        $8.800      $10.752      234,521


                               88     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.668       306,038
                                                                   2005       $10.668      $11.004       812,899
                                                                   2006       $11.004      $12.532     1,175,182
                                                                   2007       $12.532      $13.002     1,100,162
                                                                   2008       $13.002       $8.060     1,084,831
                                                                   2009        $8.060      $10.043       981,330
                                                                   2010       $10.043      $11.366       794,035
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.215       172,370
                                                                   2005       $10.215      $10.269       496,639
                                                                   2006       $10.269      $10.549       806,750
                                                                   2007       $10.549      $10.831       811,904
                                                                   2008       $10.831      $10.315       588,837
                                                                   2009       $10.315      $11.750       550,819
                                                                   2010       $11.750      $12.466       526,200
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.965       319,746
                                                                   2005        $9.965      $10.104       913,007
                                                                   2006       $10.104      $10.429     1,383,659
                                                                   2007       $10.429      $10.797     1,358,656
                                                                   2008       $10.797      $10.946     1,573,766
                                                                   2009       $10.946      $10.850     1,408,990
                                                                   2010       $10.850      $10.711     1,056,049
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.931        72,197
                                                                   2005       $10.931      $12.810       311,381
                                                                   2006       $12.810      $14.883       762,307
                                                                   2007       $14.883      $17.185       776,150
                                                                   2008       $17.185       $9.500       781,458
                                                                   2009        $9.500      $11.829       694,356
                                                                   2010       $11.829      $13.167       617,998
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                                   2004       $10.000      $10.745       132,216
                                                                   2005       $10.745      $11.176       223,522
                                                                   2006       $11.176      $12.452       287,925
                                                                   2007       $12.452      $12.451       280,725
                                                                   2008       $12.451       $5.907       303,579
                                                                   2009        $5.907       $8.610       262,919
                                                                   2010        $8.610       $9.083       213,414


                               89     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                         Number of
                                                                              Accumulation Accumulation    Units
                                                                 For the Year  Unit Value   Unit Value  Outstanding
                                                                    Ending    at Beginning    at End      at End
Sub-Accounts                                                     December 31   of Period    of Period    of Period
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                                     2004       $10.000      $10.303       25,665
                                                                     2005       $10.303      $11.036       50,990
                                                                     2006       $11.036      $11.547       61,199
                                                                     2007       $11.547      $12.727       56,382
                                                                     2008       $12.727       $7.203       52,348
                                                                     2009        $7.203       $8.578       42,532
                                                                     2010        $8.578       $9.749       34,260
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                                     2006       $10.000      $10.800      173,314
                                                                     2007       $10.800      $11.493      185,437
                                                                     2008       $11.493       $7.900      185,880
                                                                     2009        $7.900       $9.974      159,397
                                                                     2010        $9.974      $10.749      157,890
-------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                                     2004       $10.000      $10.989      110,892
                                                                     2005       $10.989      $11.629      253,522
                                                                     2006       $11.629      $12.732      405,969
                                                                     2007       $12.732      $13.725      387,292
                                                                     2008       $13.725       $9.656      323,756
                                                                     2009        $9.656      $12.370      277,636
                                                                     2010       $12.370      $13.885      245,585
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                                     2004       $10.000      $10.187       63,788
                                                                     2005       $10.187      $10.379      164,577
                                                                     2006       $10.379      $10.558      182,914
                                                                     2007       $10.558      $11.145      211,170
                                                                     2008       $11.145      $11.161      357,895
                                                                     2009       $11.161      $11.105      185,515
                                                                     2010       $11.105      $11.491      165,810
-------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                     2004       $10.000      $11.083      135,175
                                                                     2005       $11.083      $11.996      493,860
                                                                     2006       $11.996      $13.725      824,335
                                                                     2007       $13.725      $13.881      783,069
                                                                     2008       $13.881       $9.283      680,370
                                                                     2009        $9.283      $11.365      614,322
                                                                     2010       $11.365      $12.579      526,375


                               90     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.112       25,709
                                                                       2005       $11.112      $12.180       47,131
                                                                       2006       $12.180      $12.608       54,285
                                                                       2007       $12.608      $14.626       48,758
                                                                       2008       $14.626       $7.671       44,989
                                                                       2009        $7.671      $11.833       35,133
                                                                       2010       $11.833      $14.857       45,521
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $7.074      105,650
                                                                       2009        $7.074      $12.496      123,025
                                                                       2010       $12.496      $15.411      123,784
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.303       68,978
                                                                       2005       $11.303      $12.266      356,713
                                                                       2006       $12.266      $13.924      564,227
                                                                       2007       $13.924      $14.720      539,843
                                                                       2008       $14.720      $10.470      471,189
                                                                       2009       $10.470      $13.729      408,012
                                                                       2010       $13.729      $15.625      316,553
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.974       77,386
                                                                       2006       $10.974      $13.193      178,295
                                                                       2007       $13.193      $12.219      196,175
                                                                       2008       $12.219       $7.724      180,098
                                                                       2009        $7.724       $7.321            0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.625       54,585
                                                                       2005       $10.625      $11.285      153,996
                                                                       2006       $11.285      $12.292      242,446
                                                                       2007       $12.292      $13.373      234,531
                                                                       2008       $13.373      $11.074      193,608
                                                                       2009       $11.074      $13.719      209,853
                                                                       2010       $13.719      $14.633      179,215
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.317       32,940
                                                                       2005       $11.317      $11.861      115,107
                                                                       2006       $11.861      $13.814      165,929
                                                                       2007       $13.814      $16.114      179,041
                                                                       2008       $16.114      $15.166            0


                               91     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                        2004       $10.000      $11.491       14,808
                                                                        2005       $11.491      $12.759       76,819
                                                                        2006       $12.759      $13.735      168,017
                                                                        2007       $13.735      $18.512      143,770
                                                                        2008       $18.512      $10.170      144,900
                                                                        2009       $10.170      $14.650      134,229
                                                                        2010       $14.650      $15.388      118,575
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                        2004       $10.000      $11.339       39,658
                                                                        2005       $11.339      $12.407      125,616
                                                                        2006       $12.407      $13.558      164,908
                                                                        2007       $13.558      $14.194      134,550
                                                                        2008       $14.194       $8.928      125,288
                                                                        2009        $8.928      $10.793      103,124
                                                                        2010       $10.793      $11.587            0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                        2007       $10.000       $9.509       48,073
                                                                        2008        $9.509       $5.949       43,169
                                                                        2009        $5.949       $7.592       39,260
                                                                        2010        $7.592       $8.733       32,930
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                        2007       $10.000       $9.749       96,362
                                                                        2008        $9.749       $6.191       93,685
                                                                        2009        $6.191       $7.604       79,400
                                                                        2010        $7.604       $8.211       60,894
----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
 PORTFOLIO--CLASS II SHARES
                                                                        2004       $10.000      $10.871      168,236
                                                                        2005       $10.871      $11.105      465,661
                                                                        2006       $11.105      $12.089      703,308
                                                                        2007       $12.089      $11.885      698,823
                                                                        2008       $11.885       $8.104      589,498
                                                                        2009        $8.104      $12.379      454,032
                                                                        2010       $12.379      $14.007      377,768


                               92     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.652      105,366
                                                      2005       $10.652      $10.724      209,209
                                                      2006       $10.724      $11.637      238,258
                                                      2007       $11.637      $11.655      216,819
                                                      2008       $11.655       $8.202      178,367
                                                      2009        $8.202      $11.751      144,690
                                                      2010       $11.751      $13.261      136,106
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.471       19,040
                                                      2005       $10.471      $10.767      229,340
                                                      2006       $10.767      $11.398      467,604
                                                      2007       $11.398      $12.483      434,299
                                                      2008       $12.483       $7.760      408,811
                                                      2009        $7.760      $10.648      318,596
                                                      2010       $10.648      $11.781      265,360
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.810        9,814
                                                      2005       $10.810      $11.413       32,676
                                                      2006       $11.413      $12.689       38,786
                                                      2007       $12.689      $13.772       40,966
                                                      2008       $13.772       $9.068       32,809
                                                      2009        $9.068      $11.322       33,920
                                                      2010       $11.322      $12.384       28,628
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.945       40,927
                                                      2005        $9.945      $10.304       92,908
                                                      2006       $10.304      $11.480      113,307
                                                      2007       $11.480      $11.579      100,633
                                                      2008       $11.579       $6.908       87,061
                                                      2009        $6.908      $11.103       91,123
                                                      2010       $11.103      $14.890      131,452
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.783      128,035
                                                      2005       $10.783      $10.914      326,074
                                                      2006       $10.914      $12.019      375,040
                                                      2007       $12.019      $12.323      335,392
                                                      2008       $12.323       $9.443      283,876
                                                      2009        $9.443      $10.966      279,887
                                                      2010       $10.966      $11.860      248,952


                               93     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.175       45,846
                                                                 2005       $11.175      $11.737      129,930
                                                                 2006       $11.737      $13.954      194,233
                                                                 2007       $13.954      $14.810      188,327
                                                                 2008       $14.810       $9.826      163,225
                                                                 2009        $9.826      $11.869      120,920
                                                                 2010       $11.869      $13.023       95,563
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.390      123,098
                                                                 2005       $11.390      $12.817      340,222
                                                                 2006       $12.817      $14.840      463,678
                                                                 2007       $14.840      $15.529      425,468
                                                                 2008       $15.529       $9.141      339,967
                                                                 2009        $9.141      $12.566      318,882
                                                                 2010       $12.566      $14.343      214,515
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.324      138,676
                                                                 2005       $11.324      $12.256      457,975
                                                                 2006       $12.256      $13.864      760,414
                                                                 2007       $13.864      $13.485      690,006
                                                                 2008       $13.485       $8.247      595,786
                                                                 2009        $8.247      $11.137      488,782
                                                                 2010       $11.137      $13.520      394,097
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.723       26,917
                                                                 2006       $11.723      $11.877       87,641
                                                                 2007       $11.877      $12.423       90,045
                                                                 2008       $12.423       $6.224       86,645
                                                                 2009        $6.224       $8.121       82,002
                                                                 2010        $8.121      $10.188       73,066
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.382       75,187
                                                                 2005       $10.382      $10.769      276,055
                                                                 2006       $10.769      $10.857      508,415
                                                                 2007       $10.857      $11.099      482,258
                                                                 2008       $11.099      $10.688      356,974
                                                                 2009       $10.688      $12.192      328,033
                                                                 2010       $12.192      $13.050      307,466


                               94     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.959       167,490
                                                             2005        $9.959      $10.096       325,748
                                                             2006       $10.096      $10.420       459,580
                                                             2007       $10.420      $10.781       401,905
                                                             2008       $10.781      $10.875       447,414
                                                             2009       $10.875      $10.740       560,031
                                                             2010       $10.740      $10.600       537,780
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.596       206,384
                                                             2005       $10.596      $10.671       648,012
                                                             2006       $10.671      $10.602       937,569
                                                             2007       $10.602      $11.576       902,299
                                                             2008       $11.576      $10.615       928,688
                                                             2009       $10.615      $12.398       713,734
                                                             2010       $12.398      $13.223       615,212
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.283       249,949
                                                             2005       $10.283      $10.392       653,328
                                                             2006       $10.392      $10.647     1,083,265
                                                             2007       $10.647      $11.424     1,062,806
                                                             2008       $11.424      $11.812       823,099
                                                             2009       $11.812      $13.293       875,022
                                                             2010       $13.293      $14.178       871,323
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.805        38,773
                                                             2005       $10.805      $10.951        61,072
                                                             2006       $10.951      $11.970        86,922
                                                             2007       $11.970      $11.284        76,705
                                                             2008       $11.284       $7.661        66,388
                                                             2009        $7.661       $7.391             0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.229       121,721
                                                             2005       $11.229      $10.576       203,935
                                                             2006       $10.576      $11.620       218,567
                                                             2007       $11.620      $12.187       170,119
                                                             2008       $12.187      $11.013             0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.599        15,602
                                                             2005       $10.599      $11.890        56,294
                                                             2006       $11.890      $13.065        91,432
                                                             2007       $13.065      $15.819        78,479
                                                             2008       $15.819       $9.249        92,524
                                                             2009        $9.249      $11.614        80,586
                                                             2010       $11.614      $12.741        74,184


                               95     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.490        74,071
                                                        2005       $10.490      $10.932       438,125
                                                        2006       $10.932      $11.791       846,349
                                                        2007       $11.791      $13.084       814,281
                                                        2008       $13.084       $7.402       830,392
                                                        2009        $7.402      $10.354       670,845
                                                        2010       $10.354      $11.848       550,687
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $11.106       299,734
                                                        2005       $11.106      $11.361       948,390
                                                        2006       $11.361      $13.299     1,402,991
                                                        2007       $13.299      $13.516     1,333,577
                                                        2008       $13.516       $8.498     1,156,148
                                                        2009        $8.498      $10.500       989,299
                                                        2010       $10.500      $11.885       793,746
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.383        14,496
                                                        2005       $10.383      $11.829        58,864
                                                        2006       $11.829      $12.114        88,585
                                                        2007       $12.114      $14.539        86,678
                                                        2008       $14.539       $7.265        87,977
                                                        2009        $7.265      $11.835        73,057
                                                        2010       $11.835      $14.316        71,085
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.853       241,544
                                                        2005       $12.853      $14.804       448,864
                                                        2006       $14.804      $20.106       695,926
                                                        2007       $20.106      $16.407       515,759
                                                        2008       $16.407      $10.026       445,861
                                                        2009       $10.026      $12.709       374,792
                                                        2010       $12.709      $16.239       303,954
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $12.106        13,596
                                                        2005       $12.106      $15.764        76,101
                                                        2006       $15.764      $21.694       140,010
                                                        2007       $21.694      $29.449       151,951
                                                        2008       $29.449      $10.231        88,994
                                                        2009       $10.231      $21.517       153,256
                                                        2010       $21.517      $26.924       141,498


                               96     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.25



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.455       25,156
                                                                        2005       $12.455      $18.637       98,493
                                                                        2006       $18.637      $22.889      151,158
                                                                        2007       $22.889      $32.819      197,678
                                                                        2008       $32.819      $17.442       80,392
                                                                        2009       $17.442      $27.106      126,577
                                                                        2010       $27.106      $34.558       69,632
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.917       33,863
                                                                        2005        $9.917       $9.804       58,131
                                                                        2006        $9.804      $10.509       63,097
                                                                        2007       $10.509      $10.787       68,791
                                                                        2008       $10.787       $9.247      106,076
                                                                        2009        $9.247      $10.387      101,362
                                                                        2010       $10.387      $10.757       99,575



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.25% and an administrative expense charge of 0.10%.


                               97     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.134           0
                                                           2005       $10.134      $11.309           0
                                                           2006       $11.309      $13.152           0
                                                           2007       $13.152      $17.121           0
                                                           2008       $17.121       $9.160           0
                                                           2009        $9.160      $13.493           0
                                                           2010       $13.493      $14.987           0
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.019           0
                                                           2005       $10.019      $10.942           0
                                                           2006       $10.942      $11.220           0
                                                           2007       $11.220      $13.120           0
                                                           2008       $13.120       $6.887           0
                                                           2009        $6.887       $9.913           0
                                                           2010        $9.913      $10.941           0
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.539           0
                                                           2005       $10.539      $11.286           0
                                                           2006       $11.286      $12.123           0
                                                           2007       $12.123      $15.555           0
                                                           2008       $15.555       $6.314      18,946
                                                           2009        $6.314       $9.339      18,946
                                                           2010        $9.339      $10.853           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.132           0
                                                           2005       $10.132      $10.279           0
                                                           2006       $10.279      $10.765           0
                                                           2007       $10.765      $12.119           0
                                                           2008       $12.119       $8.421         109
                                                           2009        $8.421      $10.600         109
                                                           2010       $10.600      $11.808         108
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.295           0
                                                           2005       $11.295      $12.880         303
                                                           2006       $12.880      $14.030         292
                                                           2007       $14.030      $16.085         280
                                                           2008       $16.085       $9.010       1,763
                                                           2009        $9.010      $11.932       1,704
                                                           2010       $11.932      $13.638       1,549
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.750           0
                                                           2005       $10.750      $11.095           0
                                                           2006       $11.095      $13.007           0
                                                           2007       $13.007      $12.875           0
                                                           2008       $12.875       $7.197       8,417
                                                           2009        $7.197       $9.137       8,329
                                                           2010        $9.137      $10.264       7,490


                               98     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.727           0
                                                                   2005        $9.727      $10.032           0
                                                                   2006       $10.032      $10.452           0
                                                                   2007       $10.452      $12.939           0
                                                                   2008       $12.939       $6.664           0
                                                                   2009        $6.664       $8.336           0
                                                                   2010        $8.336      $10.092           0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.579           0
                                                                   2005       $10.579      $10.813           0
                                                                   2006       $10.813      $12.202           0
                                                                   2007       $12.202      $12.544           0
                                                                   2008       $12.544       $7.705       1,127
                                                                   2009        $7.705       $9.513       1,113
                                                                   2010        $9.513      $10.669       1,102
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.130           0
                                                                   2005       $10.130      $10.091           0
                                                                   2006       $10.091      $10.272           0
                                                                   2007       $10.272      $10.450           0
                                                                   2008       $10.450       $9.861       2,057
                                                                   2009        $9.861      $11.131       2,068
                                                                   2010       $11.131      $11.702       1,842
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.882           0
                                                                   2005        $9.882       $9.929           0
                                                                   2006        $9.929      $10.155           0
                                                                   2007       $10.155      $10.417           0
                                                                   2008       $10.417      $10.465       3,763
                                                                   2009       $10.465      $10.278       4,430
                                                                   2010       $10.278      $10.054       4,467
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.840           0
                                                                   2005       $10.840      $12.588           0
                                                                   2006       $12.588      $14.492           0
                                                                   2007       $14.492      $16.580           0
                                                                   2008       $16.580       $9.082       1,097
                                                                   2009        $9.082      $11.205       1,129
                                                                   2010       $11.205      $12.359       1,004


                               99     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.656           0
                                                              2005       $10.656      $10.982           0
                                                              2006       $10.982      $12.125           0
                                                              2007       $12.125      $12.013           0
                                                              2008       $12.013       $5.647       1,098
                                                              2009        $5.647       $8.155       1,086
                                                              2010        $8.155       $8.526       1,087
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.217           0
                                                              2005       $10.217      $10.845           0
                                                              2006       $10.845      $11.244           0
                                                              2007       $11.244      $12.279           0
                                                              2008       $12.279       $6.886           0
                                                              2009        $6.886       $8.126           0
                                                              2010        $8.126       $9.151           0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.734           0
                                                              2007       $10.734      $11.317           0
                                                              2008       $11.317       $7.708           0
                                                              2009        $7.708       $9.643           0
                                                              2010        $9.643      $10.298           0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.897           0
                                                              2005       $10.897      $11.427           0
                                                              2006       $11.427      $12.398           0
                                                              2007       $12.398      $13.242           0
                                                              2008       $13.242       $9.231       1,270
                                                              2009        $9.231      $11.718       1,268
                                                              2010       $11.718      $13.032       1,264
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.103           0
                                                              2005       $10.103      $10.200           0
                                                              2006       $10.200      $10.281           0
                                                              2007       $10.281      $10.753           0
                                                              2008       $10.753      $10.670         267
                                                              2009       $10.670      $10.520         267
                                                              2010       $10.520      $10.786         267


                              100     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.991           0
                                                                       2005       $10.991      $11.789           0
                                                                       2006       $11.789      $13.365           0
                                                                       2007       $13.365      $13.392           0
                                                                       2008       $13.392       $8.874       6,338
                                                                       2009        $8.874      $10.766       6,552
                                                                       2010       $10.766      $11.807       5,971
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.019           0
                                                                       2005       $11.019      $11.969           0
                                                                       2006       $11.969      $12.277           0
                                                                       2007       $12.277      $14.111           0
                                                                       2008       $14.111       $7.333           0
                                                                       2009        $7.333      $11.209           0
                                                                       2010       $11.209      $13.945           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.762           0
                                                                       2009        $6.762      $11.837           0
                                                                       2010       $11.837      $14.465           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.209           0
                                                                       2005       $11.209      $12.053         577
                                                                       2006       $12.053      $13.558         565
                                                                       2007       $13.558      $14.202         531
                                                                       2008       $14.202      $10.009         547
                                                                       2009       $10.009      $13.005         521
                                                                       2010       $13.005      $14.666         506
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.906           0
                                                                       2006       $10.906      $12.993           0
                                                                       2007       $12.993      $11.923           0
                                                                       2008       $11.923       $7.468           0
                                                                       2009        $7.468       $7.057           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.537           0
                                                                       2005       $10.537      $11.089           0
                                                                       2006       $11.089      $11.970           0
                                                                       2007       $11.970      $12.902           0
                                                                       2008       $12.902      $10.586           0
                                                                       2009       $10.586      $12.996           0
                                                                       2010       $12.996      $13.735           0


                              101     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.223           0
                                                                         2005       $11.223      $11.655           0
                                                                         2006       $11.655      $13.452           0
                                                                         2007       $13.452      $15.547           0
                                                                         2008       $15.547      $14.589           0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.395           0
                                                                         2005       $11.395      $12.539           0
                                                                         2006       $12.539      $13.375           0
                                                                         2007       $13.375      $17.861           0
                                                                         2008       $17.861       $9.723           0
                                                                         2009        $9.723      $13.877           0
                                                                         2010       $13.877      $14.444           0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.245           0
                                                                         2005       $11.245      $12.192           0
                                                                         2006       $12.192      $13.202           0
                                                                         2007       $13.202      $13.695           0
                                                                         2008       $13.695       $8.535           0
                                                                         2009        $8.535      $10.224           0
                                                                         2010       $10.224      $10.943           0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.450           0
                                                                         2008        $9.450       $5.858       2,596
                                                                         2009        $5.858       $7.407       2,582
                                                                         2010        $7.407       $8.443       2,570
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.688           0
                                                                         2008        $9.688       $6.096           0
                                                                         2009        $6.096       $7.419           0
                                                                         2010        $7.419       $7.939           0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.781           0
                                                                         2005       $10.781      $10.912         322
                                                                         2006       $10.912      $11.771         310
                                                                         2007       $11.771      $11.467         298
                                                                         2008       $11.467       $7.747       1,488
                                                                         2009        $7.747      $11.727       1,421
                                                                         2010       $11.727      $13.147       1,283


                              102     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.563           0
                                                      2005       $10.563      $10.538           0
                                                      2006       $10.538      $11.331           0
                                                      2007       $11.331      $11.245           0
                                                      2008       $11.245       $7.842       3,928
                                                      2009        $7.842      $11.132       3,672
                                                      2010       $11.132      $12.448       3,380
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.384           0
                                                      2005       $10.384      $10.580           0
                                                      2006       $10.580      $11.098           0
                                                      2007       $12.125      $12.013           0
                                                      2008       $12.013       $7.419         155
                                                      2009        $7.419      $10.087         132
                                                      2010       $10.087      $11.058         129
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.720           0
                                                      2005       $10.720      $11.215           0
                                                      2006       $11.215      $12.355           0
                                                      2007       $11.098      $12.043           0
                                                      2008       $12.043       $8.669         923
                                                      2009        $8.669      $10.725         918
                                                      2010       $10.725      $11.624         914
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.862           0
                                                      2005        $9.862      $10.126           0
                                                      2006       $10.126      $11.178           0
                                                      2007       $11.178      $11.171           0
                                                      2008       $11.171       $6.604       1,098
                                                      2009        $6.604      $10.518       1,092
                                                      2010       $10.518      $13.976       1,087
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.694           0
                                                      2005       $10.694      $10.725         326
                                                      2006       $10.725      $11.703         314
                                                      2007       $11.703      $11.889         301
                                                      2008       $11.889       $9.027       2,083
                                                      2009        $9.027      $10.388       2,077
                                                      2010       $10.388      $11.133       2,061


                              103     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.082           0
                                                                 2005       $11.082      $11.534           0
                                                                 2006       $11.534      $13.587           0
                                                                 2007       $13.587      $14.288           0
                                                                 2008       $14.288       $9.393         858
                                                                 2009        $9.393      $11.244         854
                                                                 2010       $11.244      $12.224         850
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.296           0
                                                                 2005       $11.296      $12.595           0
                                                                 2006       $12.595      $14.450           0
                                                                 2007       $14.450      $14.982           0
                                                                 2008       $14.982       $8.738      18,728
                                                                 2009        $8.738      $11.903      18,643
                                                                 2010       $11.903      $13.463       1,017
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.230           0
                                                                 2005       $11.230      $12.044           0
                                                                 2006       $12.044      $13.500           0
                                                                 2007       $13.500      $13.011           0
                                                                 2008       $13.011       $7.884       2,247
                                                                 2009        $7.884      $10.549       2,138
                                                                 2010       $10.549      $12.690       1,809
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.651           0
                                                                 2006       $11.651      $11.697           0
                                                                 2007       $11.697      $12.123           0
                                                                 2008       $12.123       $6.018           0
                                                                 2009        $6.018       $7.780           0
                                                                 2010        $7.780       $9.671           0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.296           0
                                                                 2005       $10.296      $10.583         511
                                                                 2006       $10.583      $10.572         574
                                                                 2007       $10.572      $10.708         546
                                                                 2008       $10.708      $10.218       4,709
                                                                 2009       $10.218      $11.549       4,792
                                                                 2010       $11.549      $12.249       4,688


                              104     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.876           0
                                                             2005        $9.876       $9.922         602
                                                             2006        $9.922      $10.147         635
                                                             2007       $10.147      $10.401         596
                                                             2008       $10.401      $10.396       3,790
                                                             2009       $10.396      $10.174       3,856
                                                             2010       $10.174       $9.950       3,891
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.508           0
                                                             2005       $10.508      $10.487         495
                                                             2006       $10.487      $10.324         477
                                                             2007       $10.324      $11.168         458
                                                             2008       $11.168      $10.148         918
                                                             2009       $10.148      $11.745         923
                                                             2010       $11.745      $12.412         908
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.197           0
                                                             2005       $10.197      $10.212           0
                                                             2006       $10.212      $10.368           0
                                                             2007       $10.368      $11.022           0
                                                             2008       $11.022      $11.293       6,237
                                                             2009       $11.293      $12.592       6,277
                                                             2010       $12.592      $13.308       5,926
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.739           0
                                                             2005       $10.739      $10.785           0
                                                             2006       $10.785      $11.682           0
                                                             2007       $11.682      $10.911           0
                                                             2008       $10.911       $7.340           0
                                                             2009        $7.340       $7.061           0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.136           0
                                                             2005       $11.136      $10.393           0
                                                             2006       $10.393      $11.315           0
                                                             2007       $11.315      $11.758           0
                                                             2008       $11.758      $10.620           0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.511           0
                                                             2005       $10.511      $11.684           0
                                                             2006       $11.684      $12.722           0
                                                             2007       $12.722      $15.263           0
                                                             2008       $15.263       $8.841         804
                                                             2009        $8.841      $11.001         799
                                                             2010       $11.001      $11.959         796


                              105     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.403           0
                                                        2005       $10.403      $10.743         348
                                                        2006       $10.743      $11.481         335
                                                        2007       $11.481      $12.623         321
                                                        2008       $12.623       $7.076       2,407
                                                        2009        $7.076       $9.808       2,378
                                                        2010        $9.808      $11.121       2,128
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $11.014           0
                                                        2005       $11.014      $11.165         764
                                                        2006       $11.165      $12.949         737
                                                        2007       $12.949      $13.040         706
                                                        2008       $13.040       $8.124      18,755
                                                        2009        $8.124       $9.946      18,736
                                                        2010        $9.946      $11.156       2,148
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.297           0
                                                        2005       $10.297      $11.624           0
                                                        2006       $11.624      $11.796           0
                                                        2007       $11.796      $14.027           0
                                                        2008       $14.027       $6.945         336
                                                        2009        $6.945      $11.211         331
                                                        2010       $11.211      $13.437         327
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.746           0
                                                        2005       $12.746      $14.547         654
                                                        2006       $14.547      $19.578         582
                                                        2007       $19.578      $15.830         630
                                                        2008       $15.830       $9.584      29,447
                                                        2009        $9.584      $12.038      29,312
                                                        2010       $12.038      $15.242       4,699
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $12.005           0
                                                        2005       $12.005      $15.491         135
                                                        2006       $15.491      $21.124         130
                                                        2007       $21.124      $28.413         124
                                                        2008       $28.413       $9.781         119
                                                        2009        $9.781      $20.382         119
                                                        2010       $20.382      $25.272         114


                              106     PROSPECTUS

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.15



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.352           0
                                                                        2005       $12.352      $18.314           0
                                                                        2006       $18.314      $22.288           0
                                                                        2007       $22.288      $31.665           0
                                                                        2008       $31.665      $16.674         818
                                                                        2009       $16.674      $25.677         789
                                                                        2010       $25.677      $32.438         756
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.835           0
                                                                        2005        $9.835       $9.634           0
                                                                        2006        $9.634      $10.233           0
                                                                        2007       $10.233      $10.407           0
                                                                        2008       $10.407       $8.840       1,179
                                                                        2009        $8.840       $9.840       1,172
                                                                        2010        $9.840      $10.097       1,167



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.


                              107     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.186       4,734
                                                           2005       $10.186      $11.431       5,217
                                                           2006       $11.431      $13.368      10,380
                                                           2007       $13.368      $17.501      11,158
                                                           2008       $17.501       $9.416      23,230
                                                           2009        $9.416      $13.948      13,955
                                                           2010       $13.948      $15.579       5,543
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.070       3,205
                                                           2005       $10.070      $11.059       4,438
                                                           2006       $11.059      $11.405       4,747
                                                           2007       $11.405      $13.411       3,856
                                                           2008       $13.411       $7.079       4,663
                                                           2009        $7.079      $10.247       4,047
                                                           2010       $10.247      $11.373       2,041
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.593      16,990
                                                           2005       $10.593      $11.407      22,184
                                                           2006       $11.407      $12.323      32,839
                                                           2007       $12.323      $15.900      22,247
                                                           2008       $15.900       $6.490      21,572
                                                           2009        $6.490       $9.654      11,236
                                                           2010        $9.654      $11.282       7,031
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.184       6,127
                                                           2005       $10.184      $10.390      16,830
                                                           2006       $10.390      $10.942      20,152
                                                           2007       $10.942      $12.387      18,915
                                                           2008       $12.387       $8.657      20,457
                                                           2009        $8.657      $10.957      12,979
                                                           2010       $10.957      $12.275       7,846
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.353      13,482
                                                           2005       $11.353      $13.018      50,412
                                                           2006       $13.018      $14.260      98,161
                                                           2007       $14.260      $16.442      98,587
                                                           2008       $16.442       $9.262      69,273
                                                           2009        $9.262      $12.334      49,531
                                                           2010       $12.334      $14.177      23,726
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.805      16,904
                                                           2005       $10.805      $11.214      25,309
                                                           2006       $11.214      $13.221      52,728
                                                           2007       $13.221      $13.160      47,153
                                                           2008       $13.160       $7.398      28,570
                                                           2009        $7.398       $9.445      20,770
                                                           2010        $9.445      $10.670       8,880


                              108     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.777        2,742
                                                                   2005        $9.777      $10.140        6,853
                                                                   2006       $10.140      $10.623        8,255
                                                                   2007       $10.623      $13.226        7,221
                                                                   2008       $13.226       $6.850        5,106
                                                                   2009        $6.850       $8.617        3,946
                                                                   2010        $8.617      $10.492        2,279
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.634        7,868
                                                                   2005       $10.634      $10.930       38,047
                                                                   2006       $10.930      $12.403       65,217
                                                                   2007       $12.403      $12.823       59,035
                                                                   2008       $12.823       $7.921       48,787
                                                                   2009        $7.921       $9.834       31,067
                                                                   2010        $9.834      $11.091       25,140
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.182       21,758
                                                                   2005       $10.182      $10.199       49,266
                                                                   2006       $10.199      $10.441       73,225
                                                                   2007       $10.441      $10.682       66,985
                                                                   2008       $10.682      $10.137       32,315
                                                                   2009       $10.137      $11.506       24,417
                                                                   2010       $11.506      $12.164       23,917
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.933       58,803
                                                                   2005        $9.933      $10.036       68,484
                                                                   2006       $10.036      $10.322      161,389
                                                                   2007       $10.322      $10.648      125,834
                                                                   2008       $10.648      $10.757      157,527
                                                                   2009       $10.757      $10.624       92,275
                                                                   2010       $10.624      $10.451       95,672
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.896        3,480
                                                                   2005       $10.896      $12.723       16,347
                                                                   2006       $12.723      $14.730       67,797
                                                                   2007       $14.730      $16.948       84,726
                                                                   2008       $16.948       $9.336       62,637
                                                                   2009        $9.336      $11.583       48,389
                                                                   2010       $11.583      $12.847       18,960


                              109     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.710      14,119
                                                              2005       $10.710      $11.100      26,910
                                                              2006       $11.100      $12.324      26,039
                                                              2007       $12.324      $12.279      15,073
                                                              2008       $12.279       $5.805       4,867
                                                              2009        $5.805       $8.431       2,549
                                                              2010        $8.431       $8.863       1,587
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.270         209
                                                              2005       $10.270      $10.962         648
                                                              2006       $10.962      $11.429       1,382
                                                              2007       $11.429      $12.551       1,120
                                                              2008       $12.551       $7.078         840
                                                              2009        $7.078       $8.400         647
                                                              2010        $8.400       $9.513         927
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.774      15,396
                                                              2007       $10.774      $11.424      18,197
                                                              2008       $11.424       $7.825      13,767
                                                              2009        $7.825       $9.844      15,508
                                                              2010        $9.844      $10.572       7,904
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.953       3,434
                                                              2005       $10.953      $11.550       9,987
                                                              2006       $11.550      $12.601      25,207
                                                              2007       $12.601      $13.536      25,250
                                                              2008       $13.536       $9.489      10,026
                                                              2009        $9.489      $12.113       7,481
                                                              2010       $12.113      $13.548       7,476
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.155       1,515
                                                              2005       $10.155      $10.309       3,666
                                                              2006       $10.309      $10.449       6,825
                                                              2007       $10.449      $10.992       5,828
                                                              2008       $10.992      $10.968       4,131
                                                              2009       $10.968      $10.875       2,469
                                                              2010       $10.875      $11.212       1,400


                              110     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.047       8,999
                                                                       2005       $11.047      $11.915      42,450
                                                                       2006       $11.915      $13.585      65,009
                                                                       2007       $13.585      $13.689      61,062
                                                                       2008       $13.689       $9.122      42,540
                                                                       2009        $9.122      $11.129      24,464
                                                                       2010       $11.129      $12.273      12,069
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.076         625
                                                                       2005       $11.076      $12.098       1,444
                                                                       2006       $12.098      $12.478       1,436
                                                                       2007       $12.478      $14.424         713
                                                                       2008       $14.424       $7.538         715
                                                                       2009        $7.538      $11.587         659
                                                                       2010       $11.587      $14.496         750
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.951       5,243
                                                                       2009        $6.951      $12.236       3,147
                                                                       2010       $12.236      $15.037       4,829
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.266      12,402
                                                                       2005       $11.266      $12.183      48,976
                                                                       2006       $12.183      $13.781      59,842
                                                                       2007       $13.781      $14.517      53,518
                                                                       2008       $14.517      $10.289      34,104
                                                                       2009       $10.289      $13.444      24,911
                                                                       2010       $13.444      $15.246      13,338
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.947      17,047
                                                                       2006       $10.947      $13.116      20,417
                                                                       2007       $13.116      $12.103      23,686
                                                                       2008       $12.103       $7.624      18,835
                                                                       2009        $7.624       $7.217           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.591      20,549
                                                                       2005       $10.591      $11.209      24,673
                                                                       2006       $11.209      $12.166      20,866
                                                                       2007       $12.166      $13.188      19,377
                                                                       2008       $13.188      $10.882      23,268
                                                                       2009       $10.882      $13.434      15,495
                                                                       2010       $13.434      $14.278      12,291


                              111     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.280         282
                                                                         2005       $11.280      $11.781       1,583
                                                                         2006       $11.781      $13.672       5,830
                                                                         2007       $13.672      $15.892       7,627
                                                                         2008       $15.892      $14.940           0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.454          16
                                                                         2005       $11.454      $12.673       5,639
                                                                         2006       $12.673      $13.594      14,144
                                                                         2007       $13.594      $18.257      18,465
                                                                         2008       $18.257       $9.994      10,342
                                                                         2009        $9.994      $14.345      10,515
                                                                         2010       $14.345      $15.015       3,195
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.302       9,724
                                                                         2005       $11.302      $12.323      16,649
                                                                         2006       $12.323      $13.419      21,808
                                                                         2007       $13.419      $13.998      20,140
                                                                         2008       $13.998       $8.773      14,493
                                                                         2009        $8.773      $10.569       9,316
                                                                         2010       $10.569      $11.333           0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.486       4,256
                                                                         2008        $9.486       $5.914       1,123
                                                                         2009        $5.914       $7.520       1,578
                                                                         2010        $7.520       $8.619       1,081
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.725      16,715
                                                                         2008        $9.725       $6.154      14,358
                                                                         2009        $6.154       $7.532      11,945
                                                                         2010        $7.532       $8.104       3,027
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.836      18,080
                                                                         2005       $10.836      $11.030      43,334
                                                                         2006       $11.030      $11.964      67,099
                                                                         2007       $11.964      $11.721      64,359
                                                                         2008       $11.721       $7.963      43,788
                                                                         2009        $7.963      $12.122      22,070
                                                                         2010       $12.122      $13.667      14,823


                              112     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.617       5,239
                                                      2005       $10.617      $10.651       8,859
                                                      2006       $10.651      $11.517       9,006
                                                      2007       $11.517      $11.495       8,010
                                                      2008       $11.495       $8.061       5,959
                                                      2009        $8.061      $11.507       4,547
                                                      2010       $11.507      $12.940       3,042
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.437           0
                                                      2005       $10.437      $10.694      20,459
                                                      2006       $10.694      $11.281      40,226
                                                      2007       $11.281      $12.310      35,303
                                                      2008       $12.310       $7.626      25,945
                                                      2009        $7.626      $10.427      17,812
                                                      2010       $10.427      $11.495       5,120
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.775       1,497
                                                      2005       $10.775      $11.336       2,187
                                                      2006       $11.336      $12.558       2,311
                                                      2007       $12.558      $13.582       2,327
                                                      2008       $13.582       $8.911       2,892
                                                      2009        $8.911      $11.086       3,394
                                                      2010       $11.086      $12.084       1,009
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.912           0
                                                      2005        $9.912      $10.235       1,241
                                                      2006       $10.235      $11.362       2,619
                                                      2007       $11.362      $11.419       2,212
                                                      2008       $11.419       $6.789         512
                                                      2009        $6.789      $10.872         580
                                                      2010       $10.872      $14.529       2,245
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.748      24,820
                                                      2005       $10.748      $10.841      43,498
                                                      2006       $10.841      $11.896      48,499
                                                      2007       $11.896      $12.153      36,646
                                                      2008       $12.153       $9.279      30,804
                                                      2009        $9.279      $10.738      24,445
                                                      2010       $10.738      $11.573       4,986


                              113     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.139       1,555
                                                                 2005       $11.139      $11.658       7,507
                                                                 2006       $11.658      $13.810      10,015
                                                                 2007       $13.810      $14.605      11,214
                                                                 2008       $14.605       $9.656      15,987
                                                                 2009        $9.656      $11.623       5,318
                                                                 2010       $11.623      $12.707       1,869
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.354      12,335
                                                                 2005       $11.354      $12.730      23,494
                                                                 2006       $12.730      $14.688      32,798
                                                                 2007       $14.688      $15.315      24,924
                                                                 2008       $15.315       $8.982      23,059
                                                                 2009        $8.982      $12.305      10,881
                                                                 2010       $12.305      $13.995       9,555
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.287       4,631
                                                                 2005       $11.287      $12.174      27,646
                                                                 2006       $12.174      $13.721      40,614
                                                                 2007       $13.721      $13.299      39,454
                                                                 2008       $13.299       $8.105      24,375
                                                                 2009        $8.105      $10.905      13,961
                                                                 2010       $10.905      $13.191       7,439
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.695       2,405
                                                                 2006       $11.695      $11.807      10,770
                                                                 2007       $11.807      $12.306      10,772
                                                                 2008       $12.306       $6.143      10,137
                                                                 2009        $6.143       $7.987       8,923
                                                                 2010        $7.987       $9.984      12,682
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.348       4,619
                                                                 2005       $10.348      $10.696      28,950
                                                                 2006       $10.696      $10.745      45,056
                                                                 2007       $10.745      $10.946      43,735
                                                                 2008       $10.946      $10.503      23,896
                                                                 2009       $10.503      $11.939      12,188
                                                                 2010       $11.939      $12.733      10,058


                              114     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.927        4,061
                                                             2005        $9.927      $10.028       17,626
                                                             2006       $10.028      $10.313      110,294
                                                             2007       $10.313      $10.632       72,629
                                                             2008       $10.632      $10.687       73,225
                                                             2009       $10.687      $10.517       32,253
                                                             2010       $10.517      $10.343       20,402
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.562       24,840
                                                             2005       $10.562      $10.599       77,486
                                                             2006       $10.599      $10.493       72,477
                                                             2007       $10.493      $11.416       60,196
                                                             2008       $11.416      $10.432       34,791
                                                             2009       $10.432      $12.141       21,242
                                                             2010       $12.141      $12.902       14,123
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.250       19,456
                                                             2005       $10.250      $10.322       47,858
                                                             2006       $10.322      $10.538       83,160
                                                             2007       $10.538      $11.266       81,848
                                                             2008       $11.266      $11.608       60,359
                                                             2009       $11.608      $13.017       40,000
                                                             2010       $13.017      $13.834       33,201
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.779        3,706
                                                             2005       $10.779      $10.887        5,953
                                                             2006       $10.887      $11.858        5,951
                                                             2007       $11.858      $11.138        5,481
                                                             2008       $11.138       $7.535        3,960
                                                             2009        $7.535       $7.261            0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.193       12,083
                                                             2005       $11.193      $10.505       19,478
                                                             2006       $10.505      $11.501       22,405
                                                             2007       $11.501      $12.019       16,051
                                                             2008       $12.019      $10.859            0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.565          310
                                                             2005       $10.565      $11.810          295
                                                             2006       $11.810      $12.931        8,282
                                                             2007       $12.931      $15.601        6,921
                                                             2008       $15.601       $9.088        5,207
                                                             2009        $9.088      $11.372        5,103
                                                             2010       $11.372      $12.432        3,286


                              115     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.456        6,385
                                                        2005       $10.456      $10.858       40,786
                                                        2006       $10.858      $11.670       75,772
                                                        2007       $11.670      $12.903       81,626
                                                        2008       $12.903       $7.274       62,701
                                                        2009        $7.274      $10.138       40,435
                                                        2010       $10.138      $11.561       17,197
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $11.070       26,985
                                                        2005       $11.070      $11.285       92,669
                                                        2006       $11.285      $13.162      137,043
                                                        2007       $13.162      $13.329      129,012
                                                        2008       $13.329       $8.351       99,308
                                                        2009        $8.351      $10.281       73,212
                                                        2010       $10.281      $11.597       25,536
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.349       13,593
                                                        2005       $10.349      $11.749       18,729
                                                        2006       $11.749      $11.990       17,724
                                                        2007       $11.990      $14.338        6,708
                                                        2008       $14.338       $7.139        4,442
                                                        2009        $7.139      $11.589        2,932
                                                        2010       $11.589      $13.968          450
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.811        8,873
                                                        2005       $12.811      $14.704       41,284
                                                        2006       $14.704      $19.900       69,224
                                                        2007       $19.900      $16.181       49,043
                                                        2008       $16.181       $9.852       38,054
                                                        2009        $9.852      $12.444       33,843
                                                        2010       $12.444      $15.845       19,381
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $12.067        1,588
                                                        2005       $12.067      $15.658       12,064
                                                        2006       $15.658      $21.471       13,500
                                                        2007       $21.471      $29.043       16,859
                                                        2008       $29.043      $10.054       11,964
                                                        2009       $10.054      $21.070       11,191
                                                        2010       $21.070      $26.271        2,198


                              116     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.415      10,175
                                                                        2005       $12.415      $18.511      27,980
                                                                        2006       $18.511      $22.654      38,120
                                                                        2007       $22.654      $32.366      35,969
                                                                        2008       $32.366      $17.140      19,035
                                                                        2009       $17.140      $26.543      17,279
                                                                        2010       $26.543      $33.720       8,793
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.885           0
                                                                        2005        $9.885       $9.738       1,220
                                                                        2006        $9.738      $10.401       1,929
                                                                        2007       $10.401      $10.638       1,607
                                                                        2008       $10.638       $9.087       2,544
                                                                        2009        $9.087      $10.171       2,363
                                                                        2010       $10.171      $10.496         574



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.60% and an administrative expense charge of 0.10%.


                              117     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.101         0
                                                           2005       $10.101      $11.232         0
                                                           2006       $11.232      $13.015         0
                                                           2007       $13.015      $16.883         0
                                                           2008       $16.883       $9.000         0
                                                           2009        $9.000      $13.210         0
                                                           2010       $13.210      $14.620         0
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000       $9.986         0
                                                           2005        $9.986      $10.867         0
                                                           2006       $10.867      $11.104         0
                                                           2007       $11.104      $12.937         0
                                                           2008       $12.937       $6.767         0
                                                           2009        $6.767       $9.705         0
                                                           2010        $9.705      $10.673         0
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.505         0
                                                           2005       $10.505      $11.209         0
                                                           2006       $11.209      $11.998         0
                                                           2007       $11.998      $15.338         0
                                                           2008       $15.338       $6.204         0
                                                           2009        $6.204       $9.143         0
                                                           2010        $9.143      $10.587         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.099         0
                                                           2005       $10.099      $10.209         0
                                                           2006       $10.209      $10.654         0
                                                           2007       $10.654      $11.950         0
                                                           2008       $11.950       $8.274         0
                                                           2009        $8.274      $10.377         0
                                                           2010       $10.377      $11.519         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.258         0
                                                           2005       $11.258      $12.792         0
                                                           2006       $12.792      $13.885         0
                                                           2007       $13.885      $15.861         0
                                                           2008       $15.861       $8.853         0
                                                           2009        $8.853      $11.681         0
                                                           2010       $11.681      $13.304         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.715         0
                                                           2005       $10.715      $11.019         0
                                                           2006       $11.019      $12.872         0
                                                           2007       $12.872      $12.695         0
                                                           2008       $12.695       $7.071         0
                                                           2009        $7.071       $8.945         0
                                                           2010        $8.945      $10.012         0


                              118     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.695         0
                                                                   2005        $9.695       $9.964         0
                                                                   2006        $9.964      $10.343         0
                                                                   2007       $10.343      $12.759         0
                                                                   2008       $12.759       $6.547         0
                                                                   2009        $6.547       $8.161         0
                                                                   2010        $8.161       $9.845         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.545         0
                                                                   2005       $10.545      $10.740         0
                                                                   2006       $10.740      $12.076         0
                                                                   2007       $12.076      $12.370         0
                                                                   2008       $12.370       $7.571         0
                                                                   2009        $7.571       $9.313         0
                                                                   2010        $9.313      $10.408         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.097         0
                                                                   2005       $10.097      $10.022         0
                                                                   2006       $10.022      $10.166         0
                                                                   2007       $10.166      $10.305         0
                                                                   2008       $10.305       $9.689         0
                                                                   2009        $9.689      $10.897         0
                                                                   2010       $10.897      $11.415         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.850         0
                                                                   2005        $9.850       $9.861         0
                                                                   2006        $9.861      $10.049         0
                                                                   2007       $10.049      $10.272         0
                                                                   2008       $10.272      $10.282         0
                                                                   2009       $10.282      $10.062         0
                                                                   2010       $10.062       $9.808         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.805         0
                                                                   2005       $10.805      $12.502         0
                                                                   2006       $12.502      $14.342         0
                                                                   2007       $14.342      $16.349         0
                                                                   2008       $16.349       $8.923         0
                                                                   2009        $8.923      $10.970         0
                                                                   2010       $10.970      $12.056         0


                              119     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.621         0
                                                              2005       $10.621      $10.907         0
                                                              2006       $10.907      $12.000         0
                                                              2007       $12.000      $11.845         0
                                                              2008       $11.845       $5.549         0
                                                              2009        $5.549       $7.984         0
                                                              2010        $7.984       $8.317         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.184         0
                                                              2005       $10.184      $10.771         0
                                                              2006       $10.771      $11.127         0
                                                              2007       $11.127      $12.108         0
                                                              2008       $12.108       $6.766         0
                                                              2009        $6.766       $7.955         0
                                                              2010        $7.955       $8.927         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.708         0
                                                              2007       $10.708      $11.250         0
                                                              2008       $11.250       $7.634         0
                                                              2009        $7.634       $9.517         0
                                                              2010        $9.517      $10.127         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.862         0
                                                              2005       $10.862      $11.349         0
                                                              2006       $11.349      $12.269         0
                                                              2007       $12.269      $13.058         0
                                                              2008       $13.058       $9.070         0
                                                              2009        $9.070      $11.472         0
                                                              2010       $11.472      $12.713         0
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.070         0
                                                              2005       $10.070      $10.130         0
                                                              2006       $10.130      $10.174         0
                                                              2007       $10.174      $10.603         0
                                                              2008       $10.603      $10.484         0
                                                              2009       $10.484      $10.299         0
                                                              2010       $10.299      $10.522         0


                              120     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.955         0
                                                                       2005       $10.955      $11.708         0
                                                                       2006       $11.708      $13.227         0
                                                                       2007       $13.227      $13.206         0
                                                                       2008       $13.206       $8.719         0
                                                                       2009        $8.719      $10.540         0
                                                                       2010       $10.540      $11.518         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.984         0
                                                                       2005       $10.984      $11.888         0
                                                                       2006       $11.888      $12.149         0
                                                                       2007       $12.149      $13.914         0
                                                                       2008       $13.914       $7.205         0
                                                                       2009        $7.205      $10.974         0
                                                                       2010       $10.974      $13.604         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.644         0
                                                                       2009        $6.644      $11.588         0
                                                                       2010       $11.588      $14.111         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.172         0
                                                                       2005       $11.172      $11.971         0
                                                                       2006       $11.971      $13.418         0
                                                                       2007       $13.418      $14.004         0
                                                                       2008       $14.004       $9.835         0
                                                                       2009        $9.835      $12.732         0
                                                                       2010       $12.732      $14.307         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.880         0
                                                                       2006       $10.880      $12.916         0
                                                                       2007       $12.916      $11.809         0
                                                                       2008       $11.809       $7.371         0
                                                                       2009        $7.371       $6.956         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.502         0
                                                                       2005       $10.502      $11.014         0
                                                                       2006       $11.014      $11.846         0
                                                                       2007       $11.846      $12.723         0
                                                                       2008       $12.723      $10.402         0
                                                                       2009       $10.402      $12.723         0
                                                                       2010       $12.723      $13.399         0


                              121     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.186         0
                                                                         2005       $11.186      $11.576         0
                                                                         2006       $11.576      $13.312         0
                                                                         2007       $13.312      $15.331         0
                                                                         2008       $15.331      $14.368         0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.358         0
                                                                         2005       $11.358      $12.453         0
                                                                         2006       $12.453      $13.236         0
                                                                         2007       $13.236      $17.612         0
                                                                         2008       $17.612       $9.553         0
                                                                         2009        $9.553      $13.586         0
                                                                         2010       $13.586      $14.090         0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.208         0
                                                                         2005       $11.208      $12.109         0
                                                                         2006       $12.109      $13.065         0
                                                                         2007       $13.065      $13.504         0
                                                                         2008       $13.504       $8.386         0
                                                                         2009        $8.386      $10.010         0
                                                                         2010       $10.010      $10.701         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.427         0
                                                                         2008        $9.427       $5.823         0
                                                                         2009        $5.823       $7.337         0
                                                                         2010        $7.337       $8.332         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.665         0
                                                                         2008        $9.665       $6.060         0
                                                                         2009        $6.060       $7.348         0
                                                                         2010        $7.348       $7.835         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.746         0
                                                                         2005       $10.746      $10.838         0
                                                                         2006       $10.838      $11.649         0
                                                                         2007       $11.649      $11.307         0
                                                                         2008       $11.307       $7.612         0
                                                                         2009        $7.612      $11.481         0
                                                                         2010       $11.481      $12.826         0


                              122     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.529         0
                                                      2005       $10.529      $10.466         0
                                                      2006       $10.466      $11.214         0
                                                      2007       $11.214      $11.089         0
                                                      2008       $11.089       $7.705         0
                                                      2009        $7.705      $10.898         0
                                                      2010       $10.898      $12.143         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.350         0
                                                      2005       $10.350      $10.508         0
                                                      2006       $10.508      $10.983         0
                                                      2007       $12.000      $11.845         0
                                                      2008       $11.845       $7.289         0
                                                      2009        $7.289       $9.875         0
                                                      2010        $9.875      $10.788         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.685         0
                                                      2005       $10.685      $11.139         0
                                                      2006       $11.139      $12.227         0
                                                      2007       $10.983      $11.876         0
                                                      2008       $11.876       $8.518         0
                                                      2009        $8.518      $10.500         0
                                                      2010       $10.500      $11.339         0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.830         0
                                                      2005        $9.830      $10.057         0
                                                      2006       $10.057      $11.063         0
                                                      2007       $11.063      $11.016         0
                                                      2008       $11.016       $6.489         0
                                                      2009        $6.489      $10.297         0
                                                      2010       $10.297      $13.634         0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.659         0
                                                      2005       $10.659      $10.652         0
                                                      2006       $10.652      $11.582         0
                                                      2007       $11.582      $11.723         0
                                                      2008       $11.723       $8.870         0
                                                      2009        $8.870      $10.170         0
                                                      2010       $10.170      $10.860         0


                              123     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.046         0
                                                                 2005       $11.046      $11.455         0
                                                                 2006       $11.455      $13.447         0
                                                                 2007       $13.447      $14.090         0
                                                                 2008       $14.090       $9.229         0
                                                                 2009        $9.229      $11.008         0
                                                                 2010       $11.008      $11.924         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.259         0
                                                                 2005       $11.259      $12.509         0
                                                                 2006       $12.509      $14.301         0
                                                                 2007       $14.301      $14.774         0
                                                                 2008       $14.774       $8.586         0
                                                                 2009        $8.586      $11.653         0
                                                                 2010       $11.653      $13.133         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.193         0
                                                                 2005       $11.193      $11.962         0
                                                                 2006       $11.962      $13.360         0
                                                                 2007       $13.360      $12.830         0
                                                                 2008       $12.830       $7.747         0
                                                                 2009        $7.747      $10.328         0
                                                                 2010       $10.328      $12.379         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.623         0
                                                                 2006       $11.623      $11.627         0
                                                                 2007       $11.627      $12.007         0
                                                                 2008       $12.007       $5.939         0
                                                                 2009        $5.939       $7.651         0
                                                                 2010        $7.651       $9.476         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.262         0
                                                                 2005       $10.262      $10.511         0
                                                                 2006       $10.511      $10.462         0
                                                                 2007       $10.462      $10.559         0
                                                                 2008       $10.559      $10.039         0
                                                                 2009       $10.039      $11.307         0
                                                                 2010       $11.307      $11.949         0


                              124     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.844         0
                                                             2005        $9.844       $9.854         0
                                                             2006        $9.854      $10.042         0
                                                             2007       $10.042      $10.257         0
                                                             2008       $10.257      $10.215         0
                                                             2009       $10.215       $9.961         0
                                                             2010        $9.961       $9.706         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.474         0
                                                             2005       $10.474      $10.415         0
                                                             2006       $10.415      $10.217         0
                                                             2007       $10.217      $11.013         0
                                                             2008       $11.013       $9.971         0
                                                             2009        $9.971      $11.498         0
                                                             2010       $11.498      $12.108         0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.164         0
                                                             2005       $10.164      $10.142         0
                                                             2006       $10.142      $10.260         0
                                                             2007       $10.260      $10.868         0
                                                             2008       $10.868      $11.096         0
                                                             2009       $11.096      $12.328         0
                                                             2010       $12.328      $12.982         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.713         0
                                                             2005       $10.713      $10.721         0
                                                             2006       $10.721      $11.571         0
                                                             2007       $11.571      $10.768         0
                                                             2008       $10.768       $7.218         0
                                                             2009        $7.218       $6.936         0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.099         0
                                                             2005       $11.099      $10.322         0
                                                             2006       $10.322      $11.198         0
                                                             2007       $11.198      $11.595         0
                                                             2008       $11.595      $10.470         0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.477         0
                                                             2005       $10.477      $11.604         0
                                                             2006       $11.604      $12.590         0
                                                             2007       $12.590      $15.050         0
                                                             2008       $15.050       $8.687         0
                                                             2009        $8.687      $10.771         0
                                                             2010       $10.771      $11.667         0


                              125     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.369         0
                                                        2005       $10.369      $10.670         0
                                                        2006       $10.670      $11.362         0
                                                        2007       $11.362      $12.447         0
                                                        2008       $12.447       $6.953         0
                                                        2009        $6.953       $9.602         0
                                                        2010        $9.602      $10.849         0
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $10.978         0
                                                        2005       $10.978      $11.089         0
                                                        2006       $11.089      $12.815         0
                                                        2007       $12.815      $12.858         0
                                                        2008       $12.858       $7.982         0
                                                        2009        $7.982       $9.737         0
                                                        2010        $9.737      $10.882         0
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.263         0
                                                        2005       $10.263      $11.545         0
                                                        2006       $11.545      $11.674         0
                                                        2007       $11.674      $13.832         0
                                                        2008       $13.832       $6.824         0
                                                        2009        $6.824      $10.976         0
                                                        2010       $10.976      $13.108         0
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.705         0
                                                        2005       $12.705      $14.448         0
                                                        2006       $14.448      $19.375         0
                                                        2007       $19.375      $15.610         0
                                                        2008       $15.610       $9.417         0
                                                        2009        $9.417      $11.785         0
                                                        2010       $11.785      $14.869         0
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $11.966         0
                                                        2005       $11.966      $15.386         0
                                                        2006       $15.386      $20.905         0
                                                        2007       $20.905      $28.017         0
                                                        2008       $28.017       $9.610         0
                                                        2009        $9.610      $19.955         0
                                                        2010       $19.955      $24.654         0


                              126     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.5



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.311         0
                                                                        2005       $12.311      $18.189         0
                                                                        2006       $18.189      $22.057         0
                                                                        2007       $22.057      $31.224         0
                                                                        2008       $31.224      $16.383         0
                                                                        2009       $16.383      $25.138         0
                                                                        2010       $25.138      $31.644         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.803         0
                                                                        2005        $9.803       $9.568         0
                                                                        2006        $9.568      $10.127         0
                                                                        2007       $10.127      $10.262         0
                                                                        2008       $10.262       $8.686         0
                                                                        2009        $8.686       $9.633         0
                                                                        2010        $9.633       $9.850         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.50% and an administrative expense charge of 0.10%.


                              127     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.200        27,034
                                                           2005       $10.200      $11.464        85,491
                                                           2006       $11.464      $13.427       127,011
                                                           2007       $13.427      $17.606       140,144
                                                           2008       $17.606       $9.487       131,667
                                                           2009        $9.487      $14.074       104,489
                                                           2010       $14.074      $15.744       103,711
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.084       162,285
                                                           2005       $10.084      $11.091       310,193
                                                           2006       $11.091      $11.455       291,942
                                                           2007       $11.455      $13.491       242,972
                                                           2008       $13.491       $7.133       252,657
                                                           2009        $7.133      $10.340       217,489
                                                           2010       $10.340      $11.494       189,088
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.608       133,976
                                                           2005       $10.608      $11.441       327,548
                                                           2006       $11.441      $12.377       436,382
                                                           2007       $12.377      $15.995       397,229
                                                           2008       $15.995       $6.539       448,194
                                                           2009        $6.539       $9.741       382,540
                                                           2010        $9.741      $11.401       312,036
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.198        99,090
                                                           2005       $10.198      $10.420       153,559
                                                           2006       $10.420      $10.991       196,893
                                                           2007       $10.991      $12.461       181,005
                                                           2008       $12.461       $8.722       200,576
                                                           2009        $8.722      $11.056       174,938
                                                           2010       $11.056      $12.405       162,655
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.368       162,203
                                                           2005       $11.368      $13.056       636,774
                                                           2006       $13.056      $14.324     1,038,503
                                                           2007       $14.324      $16.540       915,580
                                                           2008       $16.540       $9.332     1,036,462
                                                           2009        $9.332      $12.446       860,886
                                                           2010       $12.446      $14.327       791,650
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.820       264,960
                                                           2005       $10.820      $11.246       642,154
                                                           2006       $11.246      $13.279       914,542
                                                           2007       $13.279      $13.239       882,993
                                                           2008       $13.239       $7.453       958,622
                                                           2009        $7.453       $9.531       838,502
                                                           2010        $9.531      $10.783       770,594


                              128     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.971        95,874
                                                                   2005        $9.791      $10.170       162,979
                                                                   2006       $10.170      $10.671       179,143
                                                                   2007       $10.671      $13.305       176,462
                                                                   2008       $13.305       $6.902       239,711
                                                                   2009        $6.902       $8.695       226,398
                                                                   2010        $8.695      $10.603       196,977
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.648       357,590
                                                                   2005       $10.648      $10.961     1,013,570
                                                                   2006       $10.961      $12.458     1,364,532
                                                                   2007       $12.458      $12.899     1,221,783
                                                                   2008       $12.899       $7.980     1,372,538
                                                                   2009        $7.980       $9.923     1,179,069
                                                                   2010        $9.923      $11.208     1,056,165
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.196       362,442
                                                                   2005       $10.196      $10.229       877,078
                                                                   2006       $10.229      $10.487     1,278,546
                                                                   2007       $10.487      $10.746     1,490,496
                                                                   2008       $10.746      $10.213     1,404,977
                                                                   2009       $10.213      $11.610     1,239,977
                                                                   2010       $11.610      $12.293     1,143,680
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.947       499,789
                                                                   2005        $9.947      $10.065     1,298,309
                                                                   2006       $10.065      $10.367     1,929,547
                                                                   2007       $10.367      $10.712     1,860,555
                                                                   2008       $10.712      $10.838     2,312,870
                                                                   2009       $10.838      $10.720     1,916,252
                                                                   2010       $10.720      $10.562     1,575,490
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.911       112,867
                                                                   2005       $10.911      $12.760       307,437
                                                                   2006       $12.760      $14.796       827,908
                                                                   2007       $14.796      $17.049       807,662
                                                                   2008       $17.049       $9.406       916,161
                                                                   2009        $9.406      $11.688       807,903
                                                                   2010       $11.688      $12.983       685,772


                              129     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.725      168,023
                                                              2005       $10.725      $11.133      344,954
                                                              2006       $11.133      $12.379      418,263
                                                              2007       $12.379      $12.352      293,495
                                                              2008       $12.352       $5.849      426,442
                                                              2009        $5.849       $8.507      343,201
                                                              2010        $8.507       $8.957      319,363
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.284       25,081
                                                              2005       $10.284      $10.994       74,461
                                                              2006       $10.994      $11.479      125,960
                                                              2007       $11.479      $12.626      110,380
                                                              2008       $12.626       $7.132      125,423
                                                              2009        $7.132       $8.476      104,680
                                                              2010        $8.476       $9.613       90,374
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.785      274,689
                                                              2007       $10.785      $11.454      276,101
                                                              2008       $11.454       $7.857      288,185
                                                              2009        $7.857       $9.900      241,788
                                                              2010        $9.900      $10.648      206,986
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.968      184,194
                                                              2005       $10.968      $11.584      295,988
                                                              2006       $11.584      $12.657      442,279
                                                              2007       $12.657      $13.617      404,724
                                                              2008       $13.617       $9.561      420,218
                                                              2009        $9.561      $12.223      365,382
                                                              2010       $12.223      $13.691      354,072
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.169      196,904
                                                              2005       $10.169      $10.339      330,133
                                                              2006       $10.339      $10.496      394,113
                                                              2007       $10.496      $11.057      382,399
                                                              2008       $11.057      $11.051      541,227
                                                              2009       $11.051      $10.973      477,547
                                                              2010       $10.973      $11.331      471,942


                              130     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.063      187,532
                                                                       2005       $11.063      $11.950      597,525
                                                                       2006       $11.950      $13.645      965,056
                                                                       2007       $13.645      $13.771      913,686
                                                                       2008       $13.771       $9.191      900,825
                                                                       2009        $9.191      $11.230      788,311
                                                                       2010       $11.230      $12.403      688,083
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.091       21,341
                                                                       2005       $11.091      $12.133       28,367
                                                                       2006       $12.133      $12.534       38,306
                                                                       2007       $12.534      $14.510       38,611
                                                                       2008       $14.510       $7.594       49,182
                                                                       2009        $7.594      $11.692       81,540
                                                                       2010       $11.692      $14.650       83,826
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $7.003      153,801
                                                                       2009        $7.003      $12.347      149,089
                                                                       2010       $12.347      $15.197      152,251
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.282      130,218
                                                                       2005       $11.282      $12.219      435,715
                                                                       2006       $12.219      $13.842      636,948
                                                                       2007       $13.842      $14.604      603,783
                                                                       2008       $14.604      $10.366      628,536
                                                                       2009       $10.366      $13.565      498,879
                                                                       2010       $13.565      $15.407      458,370
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.959       52,116
                                                                       2006       $10.959      $13.149      208,907
                                                                       2007       $13.149      $12.153      204,185
                                                                       2008       $12.153       $7.667      200,043
                                                                       2009        $7.667       $7.261            0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.605      110,575
                                                                       2005       $10.605      $11.241      317,819
                                                                       2006       $11.241      $12.220      474,671
                                                                       2007       $12.220      $13.267      419,411
                                                                       2008       $13.267      $10.964      387,556
                                                                       2009       $10.964      $13.555      378,329
                                                                       2010       $13.555      $14.429      330,052


                              131     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.296        17,349
                                                                         2005       $11.296      $11.815        78,760
                                                                         2006       $11.815      $13.733       125,898
                                                                         2007       $13.733      $15.987       130,612
                                                                         2008       $15.987      $15.037             0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.470        29,307
                                                                         2005       $11.470      $12.710       109,414
                                                                         2006       $12.710      $13.654       160,923
                                                                         2007       $13.654      $18.366       194,043
                                                                         2008       $18.366      $10.069       230,987
                                                                         2009       $10.069      $14.475       199,558
                                                                         2010       $14.475      $15.174       172,341
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.318        47,209
                                                                         2005       $11.318      $12.359       136,370
                                                                         2006       $12.359      $13.478       168,301
                                                                         2007       $13.478      $14.082       157,185
                                                                         2008       $14.082       $8.839       156,723
                                                                         2009        $8.839      $10.665       133,212
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.496        77,930
                                                                         2008        $9.496       $5.929        78,084
                                                                         2009        $5.929       $7.551        64,493
                                                                         2010        $7.551       $8.668        54,410
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.735       115,189
                                                                         2008        $9.735       $6.170        84,142
                                                                         2009        $6.170       $7.563        69,529
                                                                         2010        $7.563       $8.150        65,270
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.851       233,161
                                                                         2005       $10.851      $11.062       729,975
                                                                         2006       $11.062      $12.018     1,048,615
                                                                         2007       $12.018      $11.791     1,007,552
                                                                         2008       $11.791       $8.023       988,849
                                                                         2009        $8.023      $12.232       724,610
                                                                         2010       $12.232      $13.812       624,088


                              132     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.632      173,571
                                                      2005       $10.632      $10.682      363,031
                                                      2006       $10.682      $11.568      409,143
                                                      2007       $11.568      $11.563      406,241
                                                      2008       $11.563       $8.121      391,449
                                                      2009        $8.121      $11.611      306,693
                                                      2010       $11.611      $13.077      294,022
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.452       27,908
                                                      2005       $10.452      $10.725      288,901
                                                      2006       $10.725      $11.331      530,447
                                                      2007       $11.331      $12.384      487,942
                                                      2008       $12.384       $7.683      536,714
                                                      2009        $7.683      $10.521      428,012
                                                      2010       $10.521      $11.617      388,447
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.790       31,444
                                                      2005       $10.790      $11.369       69,837
                                                      2006       $11.369      $12.614       75,414
                                                      2007       $12.614      $13.663       71,252
                                                      2008       $13.663       $8.978       89,673
                                                      2009        $8.978      $11.187       85,026
                                                      2010       $11.187      $12.212       69,448
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.926       79,708
                                                      2005        $9.926      $10.265      115,243
                                                      2006       $10.265      $11.413      143,917
                                                      2007       $11.413      $11.488      133,227
                                                      2008       $11.488       $6.840      145,739
                                                      2009        $6.840      $10.971      134,171
                                                      2010       $10.971      $14.683      134,012
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.763      270,271
                                                      2005       $10.763      $10.872      649,848
                                                      2006       $10.872      $11.948      786,417
                                                      2007       $11.948      $12.225      733,113
                                                      2008       $12.225       $9.349      623,702
                                                      2009        $9.349      $10.836      575,285
                                                      2010       $10.836      $11.695      513,670


                              133     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.154       52,533
                                                                 2005       $11.154      $11.692      155,911
                                                                 2006       $11.692      $13.872      185,240
                                                                 2007       $13.872      $14.693      178,813
                                                                 2008       $14.693       $9.728      218,888
                                                                 2009        $9.728      $11.728      183,765
                                                                 2010       $11.728      $12.841      196,581
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.369      135,685
                                                                 2005       $11.369      $12.767      311,510
                                                                 2006       $12.767      $14.753      416,951
                                                                 2007       $14.753      $15.406      390,850
                                                                 2008       $15.406       $9.050      394,574
                                                                 2009        $9.050      $12.416      321,152
                                                                 2010       $12.416      $14.143      280,674
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.303      148,467
                                                                 2005       $11.303      $12.209      444,920
                                                                 2006       $12.209      $13.782      658,435
                                                                 2007       $13.782      $13.379      616,978
                                                                 2008       $13.379       $8.165      662,016
                                                                 2009        $8.165      $11.004      576,312
                                                                 2010       $11.004      $13.331      470,789
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.707       31,034
                                                                 2006       $11.707      $11.837       86,941
                                                                 2007       $11.837      $12.356       79,497
                                                                 2008       $12.356       $6.178       88,007
                                                                 2009        $6.178       $8.044       77,979
                                                                 2010        $8.044      $10.071       77,409
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.363       72,884
                                                                 2005       $10.363      $10.728      336,138
                                                                 2006       $10.728      $10.793      524,188
                                                                 2007       $10.793      $11.011      473,852
                                                                 2008       $11.011      $10.582      431,280
                                                                 2009       $10.582      $12.047      415,232
                                                                 2010       $12.047      $12.868      419,495


                              134     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.941       306,156
                                                             2005        $9.941      $10.057       529,839
                                                             2006       $10.057      $10.359       727,162
                                                             2007       $10.359      $10.696       706,907
                                                             2008       $10.696      $10.767       859,497
                                                             2009       $10.767      $10.612       907,129
                                                             2010       $10.612      $10.453       852,225
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.577       266,929
                                                             2005       $10.577      $10.630       855,244
                                                             2006       $10.630      $10.540     1,126,346
                                                             2007       $10.540      $11.484     1,038,569
                                                             2008       $11.484      $10.510     1,164,877
                                                             2009       $10.510      $12.250       983,651
                                                             2010       $12.250      $13.039       897,156
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.264       326,918
                                                             2005       $10.264      $10.352       781,636
                                                             2006       $10.352      $10.585     1,399,499
                                                             2007       $10.585      $11.333     1,362,786
                                                             2008       $11.333      $11.695     1,498,179
                                                             2009       $11.695      $13.134     1,507,227
                                                             2010       $13.134      $13.980     1,377,334
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.790        49,506
                                                             2005       $10.790      $10.914        88,648
                                                             2006       $10.914      $11.906       102,842
                                                             2007       $11.906      $11.200       100,376
                                                             2008       $11.200       $7.589        91,560
                                                             2009        $7.589       $7.317             0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.208        99,659
                                                             2005       $11.208      $10.535       156,525
                                                             2006       $10.535      $11.552       181,544
                                                             2007       $11.552      $12.091       133,825
                                                             2008       $12.091      $10.924             0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.579         9,293
                                                             2005       $10.579      $11.844        42,301
                                                             2006       $11.844      $12.989        96,320
                                                             2007       $12.989      $15.694       104,063
                                                             2008       $15.694       $9.157       117,641
                                                             2009        $9.157      $11.475       103,531
                                                             2010       $11.475      $12.564        89,854


                              135     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.470       118,706
                                                        2005       $10.470      $10.890       568,834
                                                        2006       $10.890      $11.722     1,046,476
                                                        2007       $11.722      $12.980       921,017
                                                        2008       $12.980       $7.329     1,076,189
                                                        2009        $7.329      $10.230       850,454
                                                        2010       $10.230      $11.683       736,797
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $11.086       386,880
                                                        2005       $11.086      $11.318     1,352,680
                                                        2006       $11.318      $13.221     1,710,177
                                                        2007       $13.221      $13.409     1,570,162
                                                        2008       $13.409       $8.413     1,608,523
                                                        2009        $8.413      $10.374     1,377,891
                                                        2010       $10.374      $11.719     1,195,528
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.364        43,290
                                                        2005       $10.364      $11.783       100,577
                                                        2006       $11.783      $12.043       118,076
                                                        2007       $12.043      $14.424       101,174
                                                        2008       $14.424       $7.193       110,041
                                                        2009        $7.193      $11.694        91,860
                                                        2010       $11.694      $14.116        75,917
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.829       290,164
                                                        2005       $12.829      $14.747       680,199
                                                        2006       $14.747      $19.988       844,038
                                                        2007       $19.988      $16.278       713,922
                                                        2008       $16.278       $9.926       725,507
                                                        2009        $9.926      $12.557       582,988
                                                        2010       $12.557      $16.013       449,938
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $12.083        16,416
                                                        2005       $12.083      $15.703       107,894
                                                        2006       $15.703      $21.566       197,437
                                                        2007       $21.566      $29.216       217,317
                                                        2008       $29.216      $10.130       178,770
                                                        2009       $10.130      $21.260       178,220
                                                        2010       $21.260      $26.549       152,306


                              136     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                          MORTALITY & EXPENSE = 1.45



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.432       30,408
                                                                        2005       $12.432      $18.565      144,710
                                                                        2006       $18.565      $22.754      196,815
                                                                        2007       $22.754      $32.560      208,194
                                                                        2008       $32.560      $17.269      189,943
                                                                        2009       $17.269      $26.783      172,839
                                                                        2010       $26.783      $34.077      146,787
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.899       17,544
                                                                        2005        $9.899       $9.766       49,850
                                                                        2006        $9.766      $10.447       69,904
                                                                        2007       $10.447      $10.701       67,655
                                                                        2008       $10.701       $9.156       83,819
                                                                        2009        $9.156      $10.264       84,209
                                                                        2010       $10.264      $10.607       84,068



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.


                              137     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.115           0
                                                           2005       $10.115      $11.265           0
                                                           2006       $11.265      $13.074           0
                                                           2007       $13.074      $16.985           0
                                                           2008       $16.985       $9.069           0
                                                           2009        $9.069      $13.331           0
                                                           2010       $13.331      $14.776           0
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.000           0
                                                           2005       $10.000      $10.899           0
                                                           2006       $10.899      $11.154           0
                                                           2007       $11.154      $13.015           0
                                                           2008       $13.015       $6.818         626
                                                           2009        $6.818       $9.794           0
                                                           2010        $9.794      $10.787           0
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.520           0
                                                           2005       $10.520      $11.242           0
                                                           2006       $11.242      $12.051           0
                                                           2007       $12.051      $15.431           0
                                                           2008       $15.431       $6.251           0
                                                           2009        $6.251       $9.226           0
                                                           2010        $9.226      $10.700           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.113           0
                                                           2005       $10.113      $10.239           0
                                                           2006       $10.239      $10.702           0
                                                           2007       $10.702      $12.022           0
                                                           2008       $12.022       $8.337       1,129
                                                           2009        $8.337      $10.472       1,128
                                                           2010       $10.472      $11.642       1,127
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.274           0
                                                           2005       $11.274      $12.829           0
                                                           2006       $12.829      $13.947           0
                                                           2007       $13.947      $15.957           0
                                                           2008       $15.957       $8.920           0
                                                           2009        $8.920      $11.788           0
                                                           2010       $11.788      $13.446           0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.730           0
                                                           2005       $10.730      $11.051           0
                                                           2006       $11.051      $12.930           0
                                                           2007       $12.930      $12.772           0
                                                           2008       $12.772       $7.125       1,122
                                                           2009        $7.125       $9.027       1,121
                                                           2010        $9.027      $10.120       1,120


                              138     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.709          0
                                                                   2005        $9.709       $9.993          0
                                                                   2006        $9.993      $10.390          0
                                                                   2007       $10.390      $12.836          0
                                                                   2008       $12.836       $6.597          0
                                                                   2009        $6.597       $8.235          0
                                                                   2010        $8.235       $9.951          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.560          0
                                                                   2005       $10.560      $10.771          0
                                                                   2006       $10.771      $12.130          0
                                                                   2007       $12.130      $12.444          0
                                                                   2008       $12.444       $7.628          0
                                                                   2009        $7.628       $9.398          0
                                                                   2010        $9.398      $10.519          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.112          0
                                                                   2005       $10.112      $10.051          0
                                                                   2006       $10.051      $10.211          0
                                                                   2007       $10.211      $10.367          0
                                                                   2008       $10.367       $9.763          0
                                                                   2009        $9.763      $10.997          0
                                                                   2010       $10.997      $11.537          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.864          0
                                                                   2005        $9.864       $9.890          0
                                                                   2006        $9.890      $10.095          0
                                                                   2007       $10.095      $10.334          0
                                                                   2008       $10.334      $10.360        408
                                                                   2009       $10.360      $10.154          0
                                                                   2010       $10.154       $9.912          0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.820          0
                                                                   2005       $10.820      $12.539          0
                                                                   2006       $12.539      $14.406          0
                                                                   2007       $14.406      $16.448          0
                                                                   2008       $16.448       $8.991        925
                                                                   2009        $8.991      $11.070        449
                                                                   2010       $11.070      $12.185        448


                              139     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.636         0
                                                              2005       $10.636      $10.939         0
                                                              2006       $10.939      $12.053         0
                                                              2007       $12.053      $11.917         0
                                                              2008       $11.917       $5.591         0
                                                              2009        $5.591       $8.057         0
                                                              2010        $8.057       $8.406         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.198         0
                                                              2005       $10.198      $10.803         0
                                                              2006       $10.803      $11.177         0
                                                              2007       $11.177      $12.181         0
                                                              2008       $12.181       $6.817         0
                                                              2009        $6.817       $8.028         0
                                                              2010        $8.028       $9.022         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.719         0
                                                              2007       $10.719      $11.279         0
                                                              2008       $11.279       $7.666         0
                                                              2009        $7.666       $9.571         0
                                                              2010        $9.571      $10.200         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.877         0
                                                              2005       $10.877      $11.383         0
                                                              2006       $11.383      $12.324         0
                                                              2007       $12.324      $13.137         0
                                                              2008       $13.137       $9.139         0
                                                              2009        $9.139      $11.577         0
                                                              2010       $11.577      $12.849         0
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.084         0
                                                              2005       $10.084      $10.160         0
                                                              2006       $10.160      $10.220         0
                                                              2007       $10.220      $10.667         0
                                                              2008       $10.667      $10.563         0
                                                              2009       $10.563      $10.393         0
                                                              2010       $10.393      $10.634         0


                              140     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.971         0
                                                                       2005       $10.971      $11.743         0
                                                                       2006       $11.743      $13.286         0
                                                                       2007       $13.286      $13.286         0
                                                                       2008       $13.286       $8.785         0
                                                                       2009        $8.785      $10.636         0
                                                                       2010       $10.636      $11.641         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.999         0
                                                                       2005       $10.999      $11.923         0
                                                                       2006       $11.923      $12.204         0
                                                                       2007       $12.204      $13.998         0
                                                                       2008       $13.998       $7.259         0
                                                                       2009        $7.259      $11.074         0
                                                                       2010       $11.074      $13.749         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.694         0
                                                                       2009        $6.694      $11.694         0
                                                                       2010       $11.694      $14.262         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.188         0
                                                                       2005       $11.188      $12.007         0
                                                                       2006       $12.007      $13.478         0
                                                                       2007       $13.478      $14.089         0
                                                                       2008       $14.089       $9.909         0
                                                                       2009        $9.909      $12.849         0
                                                                       2010       $12.849      $14.460         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.891         0
                                                                       2006       $10.891      $12.949         0
                                                                       2007       $12.949      $11.858         0
                                                                       2008       $11.858       $7.412         0
                                                                       2009        $7.412       $6.999         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.517         0
                                                                       2005       $10.517      $11.046         0
                                                                       2006       $11.046      $11.899         0
                                                                       2007       $11.899      $12.799         0
                                                                       2008       $12.799      $10.481         0
                                                                       2009       $10.481      $12.839         0
                                                                       2010       $12.839      $13.542         0


                              141     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                        2004       $10.000      $11.202         0
                                                                        2005       $11.202      $11.610         0
                                                                        2006       $11.610      $13.372         0
                                                                        2007       $13.372      $15.423         0
                                                                        2008       $15.423      $14.462         0
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                        2004       $10.000      $11.374         0
                                                                        2005       $11.374      $12.490         0
                                                                        2006       $12.490      $13.295         0
                                                                        2007       $13.295      $17.719         0
                                                                        2008       $17.719       $9.625         0
                                                                        2009        $9.625      $13.710         0
                                                                        2010       $13.710      $14.241         0
----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                        2004       $10.000      $11.224         0
                                                                        2005       $11.224      $12.144         0
                                                                        2006       $12.144      $13.124         0
                                                                        2007       $13.124      $13.585         0
                                                                        2008       $13.585       $8.449         0
                                                                        2009        $8.449      $10.101         0
                                                                        2010       $10.101      $10.804         0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                        2007       $10.000       $9.436         0
                                                                        2008        $9.436       $5.838         0
                                                                        2009        $5.838       $7.367         0
                                                                        2010        $7.367       $8.380         0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                        2007       $10.000       $9.675         0
                                                                        2008        $9.675       $6.075         0
                                                                        2009        $6.075       $7.379         0
                                                                        2010        $7.379       $7.879         0
----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND
 PORTFOLIO--CLASS II SHARES
                                                                        2004       $10.000      $10.761         0
                                                                        2005       $10.761      $10.870         0
                                                                        2006       $10.870      $11.701         0
                                                                        2007       $11.701      $11.376         0
                                                                        2008       $11.376       $7.669         0
                                                                        2009        $7.669      $11.585         0
                                                                        2010       $11.585      $12.963         0


                              142     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.544           0
                                                      2005       $10.544      $10.497           0
                                                      2006       $10.497      $11.264           0
                                                      2007       $11.264      $11.156           0
                                                      2008       $11.156       $7.763           0
                                                      2009        $7.763      $10.998           0
                                                      2010       $10.998      $12.273           0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.365           0
                                                      2005       $10.365      $10.539           0
                                                      2006       $10.539      $11.033           0
                                                      2007       $12.053      $11.917           0
                                                      2008       $11.917       $7.344           0
                                                      2009        $7.344       $9.965           0
                                                      2010        $9.965      $10.903           0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.700           0
                                                      2005       $10.700      $11.172           0
                                                      2006       $11.172      $12.282           0
                                                      2007       $11.033      $11.947           0
                                                      2008       $11.947       $8.582           0
                                                      2009        $8.582      $10.596           0
                                                      2010       $10.596      $11.461           0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.844           0
                                                      2005        $9.844      $10.086           0
                                                      2006       $10.086      $11.112           0
                                                      2007       $11.112      $11.082           0
                                                      2008       $11.082       $6.538           0
                                                      2009        $6.538      $10.391           0
                                                      2010       $10.391      $13.780           0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.674           0
                                                      2005       $10.674      $10.684           0
                                                      2006       $10.684      $11.634           0
                                                      2007       $11.634      $11.794           0
                                                      2008       $11.794       $8.937       2,314
                                                      2009        $8.937      $10.263       1,124
                                                      2010       $10.263      $10.976       1,123


                              143     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.061         0
                                                                 2005       $11.061      $11.489         0
                                                                 2006       $11.489      $13.507         0
                                                                 2007       $13.507      $14.175         0
                                                                 2008       $14.175       $9.299         0
                                                                 2009        $9.299      $11.108         0
                                                                 2010       $11.108      $12.052         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.275         0
                                                                 2005       $11.275      $12.546         0
                                                                 2006       $12.546      $14.365         0
                                                                 2007       $14.365      $14.863         0
                                                                 2008       $14.863       $8.651         0
                                                                 2009        $8.651      $11.760         0
                                                                 2010       $11.760      $13.274         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.209         0
                                                                 2005       $11.209      $11.997         0
                                                                 2006       $11.997      $13.420         0
                                                                 2007       $13.420      $12.907         0
                                                                 2008       $12.907       $7.805         0
                                                                 2009        $7.805      $10.422         0
                                                                 2010       $10.422      $12.511         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.635         0
                                                                 2006       $11.635      $11.657         0
                                                                 2007       $11.657      $12.056         0
                                                                 2008       $12.056       $5.973         0
                                                                 2009        $5.973       $7.706         0
                                                                 2010        $7.706       $9.559         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.276         0
                                                                 2005       $10.276      $10.541         0
                                                                 2006       $10.541      $10.509         0
                                                                 2007       $10.509      $10.623         0
                                                                 2008       $10.623      $10.116         0
                                                                 2009       $10.116      $11.410         0
                                                                 2010       $11.410      $12.077         0


                              144     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.858           0
                                                             2005        $9.858       $9.883           0
                                                             2006        $9.883      $10.087           0
                                                             2007       $10.087      $10.318           0
                                                             2008       $10.318      $10.292           0
                                                             2009       $10.292      $10.052           0
                                                             2010       $10.052       $9.810           0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.489           0
                                                             2005       $10.489      $10.446           0
                                                             2006       $10.446      $10.263           0
                                                             2007       $10.263      $11.079           0
                                                             2008       $11.079      $10.047           0
                                                             2009       $10.047      $11.603           0
                                                             2010       $11.603      $12.237           0
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.178           0
                                                             2005       $10.178      $10.172           0
                                                             2006       $10.172      $10.306           0
                                                             2007       $10.306      $10.934           0
                                                             2008       $10.934      $11.180       1,432
                                                             2009       $11.180      $12.441         675
                                                             2010       $12.441      $13.121         674
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.724           0
                                                             2005       $10.724      $10.749           0
                                                             2006       $10.749      $11.618           0
                                                             2007       $11.618      $10.829           0
                                                             2008       $10.829       $7.270           0
                                                             2009        $7.270       $6.989           0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.115           0
                                                             2005       $11.115      $10.352           0
                                                             2006       $10.352      $11.248           0
                                                             2007       $11.248      $11.665           0
                                                             2008       $11.665      $10.534           0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.491           0
                                                             2005       $10.491      $11.638           0
                                                             2006       $11.638      $12.647           0
                                                             2007       $12.647      $15.141           0
                                                             2008       $15.141       $8.753           0
                                                             2009        $8.753      $10.869           0
                                                             2010       $10.869      $11.791           0


                              145     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.383           0
                                                        2005       $10.383      $10.701           0
                                                        2006       $10.701      $11.413           0
                                                        2007       $11.413      $12.523           0
                                                        2008       $12.523       $7.005           0
                                                        2009        $7.005       $9.690           0
                                                        2010        $9.690      $10.965           0
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $10.993           0
                                                        2005       $10.993      $11.121           0
                                                        2006       $11.121      $12.873           0
                                                        2007       $12.873      $12.936           0
                                                        2008       $12.936       $8.042       1,333
                                                        2009        $8.042       $9.826           0
                                                        2010        $9.826      $10.999           0
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.278           0
                                                        2005       $10.278      $11.579           0
                                                        2006       $11.579      $11.726           0
                                                        2007       $11.726      $13.915           0
                                                        2008       $13.915       $6.875           0
                                                        2009        $6.875      $11.076           0
                                                        2010       $11.076      $13.248           0
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.722           0
                                                        2005       $12.722      $14.491           0
                                                        2006       $14.491      $19.462           0
                                                        2007       $19.462      $15.704           0
                                                        2008       $15.704       $9.488           0
                                                        2009        $9.488      $11.893           0
                                                        2010       $11.893      $15.028           0
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $11.983           0
                                                        2005       $11.983      $15.431           0
                                                        2006       $15.431      $20.999           0
                                                        2007       $20.999      $28.186           0
                                                        2008       $28.186       $9.683           0
                                                        2009        $9.683      $20.137           0
                                                        2010       $20.137      $24.917           0


                              146     PROSPECTUS

     CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                          MORTALITY & EXPENSE = 2.35



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.329         0
                                                                        2005       $12.329      $18.243         0
                                                                        2006       $18.243      $22.156         0
                                                                        2007       $22.156      $31.412         0
                                                                        2008       $31.412      $16.508         0
                                                                        2009       $16.508      $25.368         0
                                                                        2010       $25.368      $31.982         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.817         0
                                                                        2005        $9.817       $9.596         0
                                                                        2006        $9.596      $10.172         0
                                                                        2007       $10.172      $10.324         0
                                                                        2008       $10.324       $8.752         0
                                                                        2009        $8.752       $9.721         0
                                                                        2010        $9.721       $9.955         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.


                              147     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.177        2,386
                                                           2005       $10.177      $11.409       39,056
                                                           2006       $11.409      $13.328        4,489
                                                           2007       $13.328      $17.432       18,890
                                                           2008       $17.432       $9.369       12,250
                                                           2009        $9.369      $13.864        8,797
                                                           2010       $13.864      $15.470        4,945
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.061       13,364
                                                           2005       $10.061      $11.038       13,863
                                                           2006       $11.038      $11.371       10,863
                                                           2007       $11.371      $13.357       10,486
                                                           2008       $13.357       $7.044       20,165
                                                           2009        $7.044      $10.186       15,504
                                                           2010       $10.186      $11.294       14,306
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.584       27,739
                                                           2005       $10.584      $11.385       54,020
                                                           2006       $11.385      $12.286        5,659
                                                           2007       $12.286      $15.837       32,351
                                                           2008       $15.837       $6.458       30,915
                                                           2009        $6.458       $9.596       15,709
                                                           2010        $9.596      $11.203       14,156
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.174       20,705
                                                           2005       $10.174      $10.369       26,325
                                                           2006       $10.369      $10.910       19,985
                                                           2007       $10.910      $12.338       10,303
                                                           2008       $12.338       $8.614       15,530
                                                           2009        $8.614      $10.891       13,118
                                                           2010       $10.891      $12.189        8,427
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.342       45,341
                                                           2005       $11.342      $12.993      144,919
                                                           2006       $12.993      $14.218       32,667
                                                           2007       $14.218      $16.377       80,603
                                                           2008       $16.377       $9.216      102,855
                                                           2009        $9.216      $12.260       81,493
                                                           2010       $12.260      $14.077       53,895
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.795       46,651
                                                           2005       $10.795      $11.192       93,792
                                                           2006       $11.192      $13.182       19,478
                                                           2007       $13.182      $13.108       98,411
                                                           2008       $13.108       $7.361      102,049
                                                           2009        $7.361       $9.388       75,431
                                                           2010        $9.388      $10.595       78,583


                              148     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.768       28,770
                                                                   2005        $9.768      $10.120       55,605
                                                                   2006       $10.120      $10.592       11,849
                                                                   2007       $10.592      $13.173       75,363
                                                                   2008       $13.173       $6.816       71,379
                                                                   2009        $6.816       $8.565       57,607
                                                                   2010        $8.565      $10.418       58,821
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.624      125,438
                                                                   2005       $10.624      $10.908      263,983
                                                                   2006       $10.908      $12.366       43,696
                                                                   2007       $12.366      $12.772      211,816
                                                                   2008       $12.772       $7.881      225,131
                                                                   2009        $7.881       $9.775      188,699
                                                                   2010        $9.775      $11.013      186,215
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.173       48,708
                                                                   2005       $10.173      $10.180      101,437
                                                                   2006       $10.180      $10.410       31,813
                                                                   2007       $10.410      $10.639       90,643
                                                                   2008       $10.639      $10.086      138,607
                                                                   2009       $10.086      $11.437      109,299
                                                                   2010       $11.437      $12.079       73,245
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.924      168,709
                                                                   2005        $9.924      $10.016      228,196
                                                                   2006       $10.016      $10.291       33,135
                                                                   2007       $10.291      $10.606      258,815
                                                                   2008       $10.606      $10.703      280,115
                                                                   2009       $10.703      $10.560      204,879
                                                                   2010       $10.560      $10.378      115,332
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.886       28,247
                                                                   2005       $10.886      $12.698       49,873
                                                                   2006       $12.698      $14.687       16,491
                                                                   2007       $14.687      $16.880       84,356
                                                                   2008       $16.880       $9.289       71,734
                                                                   2009        $9.289      $11.514       59,741
                                                                   2010       $11.514      $12.757       48,418


                              149     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.701      11,482
                                                              2005       $10.701      $11.079      24,729
                                                              2006       $11.079      $12.288       8,519
                                                              2007       $12.288      $12.230      26,372
                                                              2008       $12.230       $5.776      28,022
                                                              2009        $5.776       $8.380      17,395
                                                              2010        $8.380       $8.801      15,645
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.260      15,284
                                                              2005       $10.260      $10.940      18,497
                                                              2006       $10.940      $11.395       4,420
                                                              2007       $11.395      $12.501       9,752
                                                              2008       $12.501       $7.043      14,356
                                                              2009        $7.043       $8.349      12,418
                                                              2010        $8.349       $9.446       6,468
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.767       3,608
                                                              2007       $10.767      $11.405      16,749
                                                              2008       $11.405       $7.804      23,452
                                                              2009        $7.804       $9.807      16,715
                                                              2010        $9.807      $10.522      14,055
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.943       2,665
                                                              2005       $10.943      $11.528       3,174
                                                              2006       $11.528      $12.564      10,458
                                                              2007       $12.564      $13.482      12,802
                                                              2008       $13.482       $9.442      35,385
                                                              2009        $9.442      $12.040      23,028
                                                              2010       $12.040      $13.453      21,748
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.145      28,946
                                                              2005       $10.145      $10.289      43,426
                                                              2006       $10.289      $10.419       5,556
                                                              2007       $10.419      $10.948      21,802
                                                              2008       $10.948      $10.914      24,600
                                                              2009       $10.914      $10.809      15,906
                                                              2010       $10.809      $11.133      41,188


                              150     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.037      16,781
                                                                       2005       $11.037      $11.892      31,692
                                                                       2006       $11.892      $13.544      12,839
                                                                       2007       $13.544      $13.635      34,015
                                                                       2008       $13.635       $9.076      41,700
                                                                       2009        $9.076      $11.062      31,070
                                                                       2010       $11.062      $12.187      27,922
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $11.066       1,962
                                                                       2005       $11.066      $12.075       3,009
                                                                       2006       $12.075      $12.441       3,261
                                                                       2007       $12.441      $14.367      10,156
                                                                       2008       $14.367       $7.500       5,141
                                                                       2009        $7.500      $11.517      10,158
                                                                       2010       $11.517      $14.395       7,082
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.916       7,352
                                                                       2009        $6.916      $12.163       7,507
                                                                       2010       $12.163      $14.932       5,973
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.256      11,610
                                                                       2005       $11.256      $12.159      21,644
                                                                       2006       $12.159      $13.740      10,246
                                                                       2007       $13.740      $14.459      34,280
                                                                       2008       $14.459      $10.238      42,657
                                                                       2009       $10.238      $13.363      30,080
                                                                       2010       $13.363      $15.139      24,624
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.940       3,239
                                                                       2006       $10.940      $13.093       2,462
                                                                       2007       $13.093      $12.071      12,418
                                                                       2008       $12.071       $7.596      19,904
                                                                       2009        $7.596       $7.188           0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.581      10,013
                                                                       2005       $10.581      $11.187      17,505
                                                                       2006       $11.187      $12.130       1,999
                                                                       2007       $12.130      $13.136      14,877
                                                                       2008       $13.136      $10.828      22,471
                                                                       2009       $10.828      $13.353      19,202
                                                                       2010       $13.353      $14.178      20,105


                              151     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.270      27,022
                                                                         2005       $11.270      $11.758       6,336
                                                                         2006       $11.758      $13.632       2,516
                                                                         2007       $13.632      $15.829       6,797
                                                                         2008       $15.829      $14.875           0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.443       1,269
                                                                         2005       $11.443      $12.649      11,195
                                                                         2006       $12.649      $13.554       2,354
                                                                         2007       $13.554      $18.185      13,531
                                                                         2008       $18.185       $9.944      14,716
                                                                         2009        $9.944      $14.259      12,938
                                                                         2010       $14.259      $14.910      10,052
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.292       4,773
                                                                         2005       $11.292      $12.299      28,781
                                                                         2006       $12.299      $13.379         901
                                                                         2007       $13.379      $13.943      13,792
                                                                         2008       $13.943       $8.729      10,922
                                                                         2009        $8.729      $10.506       5,256
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.479         553
                                                                         2008        $9.479       $5.904       8,461
                                                                         2009        $5.904       $7.499       6,476
                                                                         2010        $7.499       $8.587       6,522
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.718      10,050
                                                                         2008        $9.718       $6.144       8,585
                                                                         2009        $6.144       $7.511       4,311
                                                                         2010        $7.511       $8.074       3,403
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.286      17,645
                                                                         2005       $10.826      $11.008      46,676
                                                                         2006       $11.008      $11.929      15,302
                                                                         2007       $11.929      $11.675      47,449
                                                                         2008       $11.675       $7.924      53,932
                                                                         2009        $7.924      $12.049      33,607
                                                                         2010       $12.049      $13.571      22,444


                              152     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.608      23,363
                                                      2005       $10.608      $10.631      20,622
                                                      2006       $10.631      $11.483       6,286
                                                      2007       $11.483      $11.449      23,290
                                                      2008       $11.449       $8.020      27,280
                                                      2009        $8.020      $11.438      18,164
                                                      2010       $11.438      $12.849      12,581
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.428       1,297
                                                      2005       $10.428      $10.673      14,429
                                                      2006       $10.673      $11.248       7,739
                                                      2007       $11.248      $12.262      18,306
                                                      2008       $12.262       $7.588      22,364
                                                      2009        $7.588      $10.365      18,949
                                                      2010       $10.365      $11.415      15,205
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.765       1,311
                                                      2005       $10.765      $11.314       5,472
                                                      2006       $11.314      $12.521       1,693
                                                      2007       $12.521      $13.528       3,450
                                                      2008       $13.528       $8.867       5,345
                                                      2009        $8.867      $11.020       3,217
                                                      2010       $11.020      $11.999       1,719
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.903       6,659
                                                      2005        $9.903      $10.215       7,704
                                                      2006       $10.215      $11.329       2,187
                                                      2007       $11.329      $11.374      10,252
                                                      2008       $11.374       $6.755      10,509
                                                      2009        $6.755      $10.807      13,125
                                                      2010       $10.807      $14.427       9,230
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.739      19,818
                                                      2005       $10.739      $10.820      51,781
                                                      2006       $10.820      $11.861      18,099
                                                      2007       $11.861      $12.104      20,247
                                                      2008       $12.104       $9.233      26,900
                                                      2009        $9.233      $10.674      20,112
                                                      2010       $10.674      $11.492      13,332


                              153     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.128        3,382
                                                                 2005       $11.128      $11.635        5,222
                                                                 2006       $11.635      $13.770        2,124
                                                                 2007       $13.770      $14.547        8,826
                                                                 2008       $14.547       $9.608        4,507
                                                                 2009        $9.608      $11.553        3,502
                                                                 2010       $11.553      $12.618        2,399
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.343       62,080
                                                                 2005       $11.343      $12.706       86,497
                                                                 2006       $12.706      $14.644       10,134
                                                                 2007       $14.644      $15.254      111,096
                                                                 2008       $15.254       $8.938       64,672
                                                                 2009        $8.938      $12.231       44,368
                                                                 2010       $12.231      $13.897       41,921
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.277       35,420
                                                                 2005       $11.277      $12.150       81,846
                                                                 2006       $12.150      $13.681       11,584
                                                                 2007       $13.681      $13.246       44,402
                                                                 2008       $13.246       $8.064       43,930
                                                                 2009        $8.064      $10.840       31,176
                                                                 2010       $10.840      $13.099       26,227
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.687        7,856
                                                                 2006       $11.687      $11.787        7,348
                                                                 2007       $11.787      $12.272        5,022
                                                                 2008       $12.272       $6.120        7,593
                                                                 2009        $6.120       $7.949        8,703
                                                                 2010        $7.949       $9.927        6,348
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.339        9,772
                                                                 2005       $10.339      $10.676       47,366
                                                                 2006       $10.676      $10.714        8,948
                                                                 2007       $10.714      $10.902       33,647
                                                                 2008       $10.902      $10.451       27,562
                                                                 2009       $10.451      $11.867       25,316
                                                                 2010       $11.867      $12.644       20,331


                              154     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                 Number of
                                                                      Accumulation Accumulation    Units
                                                         For the Year  Unit Value   Unit Value  Outstanding
                                                            Ending    at Beginning    at End      at End
Sub-Accounts                                             December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000       $9.918      158,641
                                                             2005        $9.918      $10.009      150,481
                                                             2006       $10.009      $10.283       27,607
                                                             2007       $10.283      $10.590       32,822
                                                             2008       $10.590      $10.634       91,586
                                                             2009       $10.634      $10.454       70,508
                                                             2010       $10.454      $10.271       58,599
-----------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.552       42,470
                                                             2005       $10.552      $10.579      122,346
                                                             2006       $10.579      $10.462       16,994
                                                             2007       $10.462      $11.371       42,156
                                                             2008       $11.371      $10.380       41,393
                                                             2009       $10.380      $12.068       32,397
                                                             2010       $12.068      $12.812       32,722
-----------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                             2004       $10.000      $10.240       58,540
                                                             2005       $10.240      $10.302       76,949
                                                             2006       $10.302      $10.507       28,759
                                                             2007       $10.507      $11.221       79,939
                                                             2008       $11.221      $11.550      109,474
                                                             2009       $11.550      $12.939       93,450
                                                             2010       $12.939      $13.737       84,488
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                             2004       $10.000      $10.772        5,494
                                                             2005       $10.772      $10.868        6,958
                                                             2006       $10.868      $11.826          560
                                                             2007       $11.826      $11.096        7,098
                                                             2008       $11.096       $7.499        9,792
                                                             2009        $7.499       $7.225            0
-----------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                             2004       $10.000      $11.182       31,488
                                                             2005       $11.182      $10.484       23,563
                                                             2006       $10.484      $11.467        6,181
                                                             2007       $11.467      $11.971       12,010
                                                             2008       $11.971      $10.815            0
-----------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                                                             2004       $10.000      $10.555          418
                                                             2005       $10.555      $11.787        4,603
                                                             2006       $11.787      $12.893        5,562
                                                             2007       $12.893      $15.539        6,080
                                                             2008       $15.539       $9.043       13,735
                                                             2009        $9.043      $11.304       13,289
                                                             2010       $11.304      $12.345       12,260


                              155     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.446        6,370
                                                        2005       $10.446      $10.837       57,136
                                                        2006       $10.837      $11.636       16,451
                                                        2007       $11.636      $12.852       54,684
                                                        2008       $12.852       $7.238       68,814
                                                        2009        $7.238      $10.078       50,583
                                                        2010       $10.078      $11.480       35,122
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $11.060       57,291
                                                        2005       $11.060      $11.263      110,586
                                                        2006       $11.263      $13.123       28,044
                                                        2007       $13.123      $13.276       72,693
                                                        2008       $13.276       $8.309       93,184
                                                        2009        $8.309      $10.220       63,978
                                                        2010       $10.220      $11.515       56,769
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.340        2,987
                                                        2005       $10.340      $11.726        7,296
                                                        2006       $11.726      $11.954        1,579
                                                        2007       $11.954      $14.281        1,834
                                                        2008       $14.281       $7.103        3,770
                                                        2009        $7.103      $11.520        5,504
                                                        2010       $11.520      $13.870        4,539
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.799       40,344
                                                        2005       $12.799      $14.675       59,925
                                                        2006       $14.675      $19.841       23,273
                                                        2007       $19.841      $16.117       49,639
                                                        2008       $16.117       $9.803       52,161
                                                        2009        $9.803      $12.369       39,348
                                                        2010       $12.369      $15.734       29,572
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $12.055        2,104
                                                        2005       $12.055      $15.627       18,780
                                                        2006       $15.627      $21.408        5,890
                                                        2007       $21.408      $28.927       22,998
                                                        2008       $28.927      $10.004       15,749
                                                        2009       $10.004      $20.943       10,954
                                                        2010       $20.943      $26.087        7,376


                              156     PROSPECTUS

       CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION
                         SELECT CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                      LOW

                           MORTALITY & EXPENSE = 1.7



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.403       6,528
                                                                        2005       $12.403      $18.475      31,637
                                                                        2006       $18.475      $22.587      59,022
                                                                        2007       $22.587      $32.238      35,164
                                                                        2008       $32.238      $17.055      36,260
                                                                        2009       $17.055      $26.383      36,520
                                                                        2010       $26.383      $33.484      30,164
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.876       1,961
                                                                        2005        $9.876       $9.719       2,232
                                                                        2006        $9.719      $10.370       8,505
                                                                        2007       $10.370      $10.595       5,710
                                                                        2008       $10.595       $9.042       3,607
                                                                        2009        $9.042      $10.110       2,562
                                                                        2010       $10.110      $10.422       2,634



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.


                              157     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                               Number of
                                                                    Accumulation Accumulation    Units
                                                       For the Year  Unit Value   Unit Value  Outstanding
                                                          Ending    at Beginning    at End      at End
Sub-Accounts                                           December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------
ALGER CAPITAL APPRECIATION PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.092         0
                                                           2005       $10.092      $11.210         0
                                                           2006       $11.210      $12.977         0
                                                           2007       $12.977      $16.815         0
                                                           2008       $16.815       $8.955         0
                                                           2009        $8.955      $13.130         0
                                                           2010       $13.130      $14.517         0
---------------------------------------------------------------------------------------------------------
ALGER LARGE CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000       $9.977         0
                                                           2005        $9.977      $10.846         0
                                                           2006       $10.846      $11.071         0
                                                           2007       $11.071      $12.885         0
                                                           2008       $12.885       $6.733         0
                                                           2009        $6.733       $9.646         0
                                                           2010        $9.646      $10.597         0
---------------------------------------------------------------------------------------------------------
ALGER MID CAP GROWTH PORTFOLIO--CLASS S
                                                           2004       $10.000      $10.495         0
                                                           2005       $10.495      $11.187         0
                                                           2006       $11.187      $11.962         0
                                                           2007       $11.962      $15.277         0
                                                           2008       $15.277       $6.172         0
                                                           2009        $6.172       $9.087         0
                                                           2010        $9.087      $10.512         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP ASSET MANAGER PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.089         0
                                                           2005       $10.089      $10.189         0
                                                           2006       $10.189      $10.622         0
                                                           2007       $10.622      $11.902         0
                                                           2008       $11.902       $8.233         0
                                                           2009        $8.233      $10.314         0
                                                           2010       $10.314      $11.438         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP CONTRAFUND PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $11.247         0
                                                           2005       $11.247      $12.767         0
                                                           2006       $12.767      $13.843         0
                                                           2007       $13.843      $15.798         0
                                                           2008       $15.798       $8.809         0
                                                           2009        $8.809      $11.611         0
                                                           2010       $11.611      $13.210         0
---------------------------------------------------------------------------------------------------------
FIDELITY VIP EQUITY-INCOME PORTFOLIO--SERVICE CLASS 2
                                                           2004       $10.000      $10.705         0
                                                           2005       $10.705      $10.997         0
                                                           2006       $10.997      $12.834         0
                                                           2007       $12.834      $12.644         0
                                                           2008       $12.644       $7.035         0
                                                           2009        $7.035       $8.891         0
                                                           2010        $8.891       $9.942         0


                              158     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                       Number of
                                                                            Accumulation Accumulation    Units
                                                               For the Year  Unit Value   Unit Value  Outstanding
                                                                  Ending    at Beginning    at End      at End
Sub-Accounts                                                   December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP GROWTH PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.686         0
                                                                   2005        $9.686       $9.944         0
                                                                   2006        $9.944      $10.313         0
                                                                   2007       $10.313      $12.707         0
                                                                   2008       $12.707       $6.514         0
                                                                   2009        $6.514       $8.111         0
                                                                   2010        $8.111       $9.776         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INDEX 500 PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.535         0
                                                                   2005       $10.535      $10.719         0
                                                                   2006       $10.719      $12.040         0
                                                                   2007       $12.040      $12.320         0
                                                                   2008       $12.320       $7.533         0
                                                                   2009        $7.533       $9.257         0
                                                                   2010        $9.257      $10.334         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.088         0
                                                                   2005       $10.088      $10.002         0
                                                                   2006       $10.002      $10.136         0
                                                                   2007       $10.136      $10.263         0
                                                                   2008       $10.263       $9.641         0
                                                                   2009        $9.641      $10.831         0
                                                                   2010       $10.831      $11.334         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP MONEY MARKET PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000       $9.841         0
                                                                   2005        $9.841       $9.842         0
                                                                   2006        $9.842      $10.020         0
                                                                   2007       $10.020      $10.231         0
                                                                   2008       $10.231      $10.230         0
                                                                   2009       $10.230      $10.001         0
                                                                   2010       $10.001       $9.738         0
-----------------------------------------------------------------------------------------------------------------
FIDELITY VIP OVERSEAS PORTFOLIO--SERVICE CLASS 2
                                                                   2004       $10.000      $10.795         0
                                                                   2005       $10.795      $12.477         0
                                                                   2006       $12.477      $14.299         0
                                                                   2007       $14.299      $16.284         0
                                                                   2008       $16.284       $8.878         0
                                                                   2009        $8.878      $10.904         0
                                                                   2010       $10.904      $11.971         0


                              159     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                  Number of
                                                                       Accumulation Accumulation    Units
                                                          For the Year  Unit Value   Unit Value  Outstanding
                                                             Ending    at Beginning    at End      at End
Sub-Accounts                                              December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND--SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND--SERIES II
                                                              2004       $10.000      $10.611         0
                                                              2005       $10.611      $10.886         0
                                                              2006       $10.886      $11.964         0
                                                              2007       $11.964      $11.798         0
                                                              2008       $11.798       $5.521         0
                                                              2009        $5.521       $7.936         0
                                                              2010        $7.936       $8.258         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND--SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND--SERIES II
                                                              2004       $10.000      $10.175         0
                                                              2005       $10.175      $10.750         0
                                                              2006       $10.750      $11.094         0
                                                              2007       $11.094      $12.059         0
                                                              2008       $12.059       $6.732         0
                                                              2009        $6.732       $7.907         0
                                                              2010        $7.907       $8.864         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY--SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND--SERIES II
                                                              2006       $10.000      $10.700         0
                                                              2007       $10.700      $11.230         0
                                                              2008       $11.230       $7.613         0
                                                              2009        $7.613       $9.481         0
                                                              2010        $9.481      $10.078         0
------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND--SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND--SERIES II
                                                              2004       $10.000      $10.852         0
                                                              2005       $10.852      $11.327         0
                                                              2006       $11.327      $12.233         0
                                                              2007       $12.233      $13.005         0
                                                              2008       $13.005       $9.025         0
                                                              2009        $9.025      $11.403         0
                                                              2010       $11.403      $12.624         0
------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GOVERNMENT FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                                                              2004       $10.000      $10.061         0
                                                              2005       $10.061      $10.110         0
                                                              2006       $10.110      $10.144         0
                                                              2007       $10.144      $10.561         0
                                                              2008       $10.561      $10.431         0
                                                              2009       $10.431      $10.237         0
                                                              2010       $10.237      $10.447         0


                              160     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                           Number of
                                                                                Accumulation Accumulation    Units
                                                                   For the Year  Unit Value   Unit Value  Outstanding
                                                                      Ending    at Beginning    at End      at End
Sub-Accounts                                                       December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.945         0
                                                                       2005       $10.945      $11.685         0
                                                                       2006       $11.685      $13.187         0
                                                                       2007       $13.187      $13.153         0
                                                                       2008       $13.153       $8.675         0
                                                                       2009        $8.675      $10.476         0
                                                                       2010       $10.476      $11.436         0
---------------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND--SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                                                                       2004       $10.000      $10.973         0
                                                                       2005       $10.973      $11.864         0
                                                                       2006       $11.864      $12.113         0
                                                                       2007       $12.113      $13.859         0
                                                                       2008       $13.859       $7.169         0
                                                                       2009        $7.169      $10.907         0
                                                                       2010       $10.907      $13.507         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN OVERSEAS PORTFOLIO--SERVICE SHARES
                                                                       2008       $10.000       $6.611         0
                                                                       2009        $6.611      $11.518         0
                                                                       2010       $11.518      $14.012         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $11.162         0
                                                                       2005       $11.162      $11.948         0
                                                                       2006       $11.948      $13.378         0
                                                                       2007       $13.378      $13.948         0
                                                                       2008       $13.948       $9.785         0
                                                                       2009        $9.785      $12.655         0
                                                                       2010       $12.655      $14.206         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO--SERVICE SHARES
                                                                       2005       $10.000      $10.873         0
                                                                       2006       $10.873      $12.894         0
                                                                       2007       $12.894      $11.777         0
                                                                       2008       $11.777       $7.343         0
                                                                       2009        $7.343       $6.927         0
---------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO--SERVICE SHARES
                                                                       2004       $10.000      $10.493         0
                                                                       2005       $10.493      $10.992         0
                                                                       2006       $10.992      $11.810         0
                                                                       2007       $11.810      $12.672         0
                                                                       2008       $12.672      $10.349         0
                                                                       2009       $10.349      $12.646         0
                                                                       2010       $12.646      $13.304         0


                              161     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                             Number of
                                                                                  Accumulation Accumulation    Units
                                                                     For the Year  Unit Value   Unit Value  Outstanding
                                                                        Ending    at Beginning    at End      at End
Sub-Accounts                                                         December 31   of Period    of Period    of Period
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.176         0
                                                                         2005       $11.176      $11.553         0
                                                                         2006       $11.553      $13.273         0
                                                                         2007       $13.273      $15.270         0
                                                                         2008       $15.270      $14.306         0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES FORTY PORTFOLIO--SERVICE SHARES
                                                                         2004       $10.000      $11.348         0
                                                                         2005       $11.348      $12.429         0
                                                                         2006       $12.429      $13.197         0
                                                                         2007       $13.197      $17.542         0
                                                                         2008       $17.542       $9.505         0
                                                                         2009        $9.505      $13.504         0
                                                                         2010       $13.504      $13.991         0
-----------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO--SERVICE
 SHARES
                                                                         2004       $10.000      $11.198         0
                                                                         2005       $11.198      $12.085         0
                                                                         2006       $12.085      $13.026         0
                                                                         2007       $13.026      $13.450         0
                                                                         2008       $13.450       $8.343         0
                                                                         2009        $8.343       $9.949         0
                                                                         2010        $9.949      $10.633         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE
 PORTFOLIO--CLASS I SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE
 PORTFOLIO--CLASS I
                                                                         2007       $10.000       $9.420         0
                                                                         2008        $9.420       $5.813         0
                                                                         2009        $5.813       $7.316         0
                                                                         2010        $7.316       $8.301         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO--CLASS I
 SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO--
 CLASS I
                                                                         2007       $10.000       $9.658         0
                                                                         2008        $9.658       $6.049         0
                                                                         2009        $6.049       $7.328         0
                                                                         2010        $7.328       $7.805         0
-----------------------------------------------------------------------------------------------------------------------
LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO--
 CLASS II SHARES
                                                                         2004       $10.000      $10.735         0
                                                                         2005       $10.735      $10.817         0
                                                                         2006       $10.817      $11.614         0
                                                                         2007       $11.614      $11.262         0
                                                                         2008       $11.262       $7.573         0
                                                                         2009        $7.573      $11.411         0
                                                                         2010       $11.411      $12.735         0


                              162     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                          Number of
                                                               Accumulation Accumulation    Units
                                                  For the Year  Unit Value   Unit Value  Outstanding
                                                     Ending    at Beginning    at End      at End
Sub-Accounts                                      December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------
MFS HIGH INCOME SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.519         0
                                                      2005       $10.519      $10.446         0
                                                      2006       $10.446      $11.180         0
                                                      2007       $11.180      $11.044         0
                                                      2008       $11.044       $7.666         0
                                                      2009        $7.666      $10.832         0
                                                      2010       $10.832      $12.057         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS GROWTH STOCK SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.341         0
                                                      2005       $10.341      $10.488         0
                                                      2006       $10.488      $10.951         0
                                                      2007       $11.964      $11.798         0
                                                      2008       $11.798       $7.252         0
                                                      2009        $7.252       $9.815         0
                                                      2010        $9.815      $10.711         0
----------------------------------------------------------------------------------------------------
MFS INVESTORS TRUST SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.675         0
                                                      2005       $10.675      $11.117         0
                                                      2006       $11.117      $12.191         0
                                                      2007       $10.951      $11.828         0
                                                      2008       $11.828       $8.475         0
                                                      2009        $8.475      $10.436         0
                                                      2010       $10.436      $11.259         0
----------------------------------------------------------------------------------------------------
MFS NEW DISCOVERY SERIES--SERVICE CLASS
                                                      2004       $10.000       $9.821         0
                                                      2005        $9.821      $10.037         0
                                                      2006       $10.037      $11.030         0
                                                      2007       $11.030      $10.972         0
                                                      2008       $10.972       $6.456         0
                                                      2009        $6.456      $10.234         0
                                                      2010       $10.234      $13.538         0
----------------------------------------------------------------------------------------------------
MFS TOTAL RETURN SERIES--SERVICE CLASS
                                                      2004       $10.000      $10.649         0
                                                      2005       $10.649      $10.631         0
                                                      2006       $10.631      $11.548         0
                                                      2007       $11.548      $11.676         0
                                                      2008       $11.676       $8.825         0
                                                      2009        $8.825      $10.109         0
                                                      2010       $10.109      $10.783         0


                              163     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                     Number of
                                                                          Accumulation Accumulation    Units
                                                             For the Year  Unit Value   Unit Value  Outstanding
                                                                Ending    at Beginning    at End      at End
Sub-Accounts                                                 December 31   of Period    of Period    of Period
---------------------------------------------------------------------------------------------------------------
MFS VALUE SERIES--SERVICE CLASS
                                                                 2004       $10.000      $11.036         0
                                                                 2005       $11.036      $11.433         0
                                                                 2006       $11.433      $13.407         0
                                                                 2007       $13.407      $14.033         0
                                                                 2008       $14.033       $9.183         0
                                                                 2009        $9.183      $10.941         0
                                                                 2010       $10.941      $11.840         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.249         0
                                                                 2005       $11.249      $12.485         0
                                                                 2006       $12.485      $14.258         0
                                                                 2007       $14.258      $14.715         0
                                                                 2008       $14.715       $8.542         0
                                                                 2009        $8.542      $11.583         0
                                                                 2010       $11.583      $13.040         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA--SERVICE SHARES
                                                                 2004       $10.000      $11.183         0
                                                                 2005       $11.183      $11.939         0
                                                                 2006       $11.939      $13.320         0
                                                                 2007       $13.320      $12.778         0
                                                                 2008       $12.778       $7.708         0
                                                                 2009        $7.708      $10.265         0
                                                                 2010       $10.265      $12.291         0
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA--SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA--SERVICE SHARES
                                                                 2005       $10.000      $11.615         0
                                                                 2006       $11.615      $11.607         0
                                                                 2007       $11.607      $11.974         0
                                                                 2008       $11.974       $5.917         0
                                                                 2009        $5.917       $7.614         0
                                                                 2010        $7.614       $9.421         0
---------------------------------------------------------------------------------------------------------------
PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED)--
 ADMINISTRATIVE SHARES
                                                                 2004       $10.000      $10.252         0
                                                                 2005       $10.252      $10.490         0
                                                                 2006       $10.490      $10.431         0
                                                                 2007       $10.431      $10.517         0
                                                                 2008       $10.517       $9.989         0
                                                                 2009        $9.989      $11.239         0
                                                                 2010       $11.239      $11.865         0


                              164     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                        Number of
                                                                             Accumulation Accumulation    Units
                                                                For the Year  Unit Value   Unit Value  Outstanding
                                                                   Ending    at Beginning    at End      at End
Sub-Accounts                                                    December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------------------
PIMCO VIT MONEY MARKET PORTFOLIO--ADMINISTRATIVE SHARES
                                                                    2004       $10.000       $9.835         0
                                                                    2005        $9.835       $9.835         0
                                                                    2006        $9.835      $10.012         0
                                                                    2007       $10.012      $10.215         0
                                                                    2008       $10.215      $10.164         0
                                                                    2009       $10.164       $9.900         0
                                                                    2010        $9.900       $9.638         0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT REAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                    2004       $10.000      $10.464         0
                                                                    2005       $10.464      $10.395         0
                                                                    2006       $10.395      $10.186         0
                                                                    2007       $10.186      $10.969         0
                                                                    2008       $10.969       $9.921         0
                                                                    2009        $9.921      $11.429         0
                                                                    2010       $11.429      $12.022         0
------------------------------------------------------------------------------------------------------------------
PIMCO VIT TOTAL RETURN PORTFOLIO--ADMINISTRATIVE SHARES
                                                                    2004       $10.000      $10.155         0
                                                                    2005       $10.155      $10.122         0
                                                                    2006       $10.122      $10.230         0
                                                                    2007       $10.230      $10.824         0
                                                                    2008       $10.824      $11.040         0
                                                                    2009       $11.040      $12.254         0
                                                                    2010       $12.254      $12.890         0
------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP BALANCED PORTFOLIO
                                                                    2004       $10.000      $10.706         0
                                                                    2005       $10.706      $10.703         0
                                                                    2006       $10.703      $11.539         0
                                                                    2007       $11.539      $10.728         0
                                                                    2008       $10.728       $7.183         0
                                                                    2009        $7.183       $6.901         0
------------------------------------------------------------------------------------------------------------------
PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                                                                    2004       $10.000      $11.089         0
                                                                    2005       $11.089      $10.302         0
                                                                    2006       $10.302      $11.164         0
                                                                    2007       $11.164      $11.548         0
                                                                    2008       $11.548      $10.428         0
------------------------------------------------------------------------------------------------------------------
RYDEX SGI VT US LONG SHORT MOMENTUM FORMERLY, RYDEX VT ALL-CAP
 OPPORTUNITY
                                                                    2004       $10.000      $10.467         0
                                                                    2005       $10.467      $11.582         0
                                                                    2006       $11.582      $12.553         0
                                                                    2007       $12.553      $14.990         0
                                                                    2008       $14.990       $8.643         0
                                                                    2009        $8.643      $10.705         0
                                                                    2010       $10.705      $11.584         0


                              165     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                            Number of
                                                                 Accumulation Accumulation    Units
                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                        December 31   of Period    of Period    of Period
------------------------------------------------------------------------------------------------------
T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO--II
                                                        2004       $10.000      $10.359         0
                                                        2005       $10.359      $10.649         0
                                                        2006       $10.649      $11.329         0
                                                        2007       $11.329      $12.398         0
                                                        2008       $12.398       $6.918         0
                                                        2009        $6.918       $9.544         0
                                                        2010        $9.544      $10.772         0
------------------------------------------------------------------------------------------------------
T. ROWE PRICE EQUITY INCOME PORTFOLIO--II
                                                        2004       $10.000      $10.968         0
                                                        2005       $10.968      $11.067         0
                                                        2006       $11.067      $12.777         0
                                                        2007       $12.777      $12.807         0
                                                        2008       $12.807       $7.942         0
                                                        2009        $7.942       $9.678         0
                                                        2010        $9.678      $10.805         0
------------------------------------------------------------------------------------------------------
UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                                                        2004       $10.000      $10.254         0
                                                        2005       $10.254      $11.522         0
                                                        2006       $11.522      $11.639         0
                                                        2007       $11.639      $13.776         0
                                                        2008       $13.776       $6.789         0
                                                        2009        $6.789      $10.909         0
                                                        2010       $10.909      $13.015         0
------------------------------------------------------------------------------------------------------
UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                                                        2004       $10.000      $12.693         0
                                                        2005       $12.693      $14.420         0
                                                        2006       $14.420      $19.318         0
                                                        2007       $19.318      $15.547         0
                                                        2008       $15.547       $9.370         0
                                                        2009        $9.370      $11.714         0
                                                        2010       $11.714      $14.764         0
------------------------------------------------------------------------------------------------------
VAN ECK VIP EMERGING MARKETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                                                        2004       $10.000      $11.955         0
                                                        2005       $11.955      $15.355         0
                                                        2006       $15.355      $20.843         0
                                                        2007       $20.843      $27.905         0
                                                        2008       $27.905       $9.562         0
                                                        2009        $9.562      $19.834         0
                                                        2010       $19.834      $24.479         0


                              166     PROSPECTUS

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                             CONTRACTS--PROSPECTUS

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

                                     HIGH

                           MORTALITY & EXPENSE = 2.6



                                                                                                            Number of
                                                                                 Accumulation Accumulation    Units
                                                                    For the Year  Unit Value   Unit Value  Outstanding
                                                                       Ending    at Beginning    at End      at End
Sub-Accounts                                                        December 31   of Period    of Period    of Period
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP GLOBAL HARD ASSETS FUND--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                                                                        2004       $10.000      $12.300         0
                                                                        2005       $12.300      $18.154         0
                                                                        2006       $18.154      $21.992         0
                                                                        2007       $21.992      $31.099         0
                                                                        2008       $31.099      $16.301         0
                                                                        2009       $16.301      $24.986         0
                                                                        2010       $24.986      $31.420         0
----------------------------------------------------------------------------------------------------------------------
VAN ECK VIP MULTI-MANAGER ALTERNATIVE--INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                                                                        2004       $10.000       $9.794         0
                                                                        2005        $9.794       $9.549         0
                                                                        2006        $9.549      $10.097         0
                                                                        2007       $10.097      $10.221         0
                                                                        2008       $10.221       $8.642         0
                                                                        2009        $8.642       $9.575         0
                                                                        2010        $9.575       $9.780         0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.60% and an administrative expense charge of 0.10%.


                              167     PROSPECTUS

LBL6535-4

[LOGO]

                  THE CONSULTANT SOLUTIONS VARIABLE ANNUITIES
                        (Classic, Elite, Plus, Select)

                         Lincoln Benefit Life Company
                       Variable Annuity Separate Account
                                 PO Box 758565
                             Topeka, KS 66675-8565
                               1 (800) 457-7617

                      Statement of Additional Information
                            And Related Prospectus

                               Dated May 1, 2011


This Statement of Additional Information supplements the information in the prospectus for the Lincoln Benefit Life Variable Annuity Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above.

The Contract is no longer offered for new sales.

For convenience, we use the terms "Contract" and "Contracts" to refer generally to both Contracts, except as specifically noted. In addition, this Statement of Additional Information uses the same defined terms as the prospectus for each Contract that we offer, except as specifically noted.

                               TABLE OF CONTENTS

Additions, Deletions or Substitutions of Investments. 2
The Contracts........................................ 2
Calculation of Accumulation Unit Values.............. 4
Net Investment Factor................................ 4
Calculation of Variable Income Payments.............. 5
General Matters...................................... 6
Experts.............................................. 6
Financial Statements................................. 7
Accumulation Unit Values............................. 7

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add, delete, or substitute the Portfolio shares held by any Variable Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different underlying mutual fund if the shares of the Portfolio are no longer available for investment, or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract Owner's interest in a Variable Sub-Account until we have notified the Contract Owner of the change, and until the SEC has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract Owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different underlying mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract Owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract, as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACTS

The Contracts are primarily designed to aid individuals in long-term financial planning. You can use them for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

DISTRIBUTION

In addition to the commissions paid to the selling registered representative, we may make other payments to promote the sale of our Contracts. To contribute to the promotion and marketing of the Contracts, we may enter into compensation arrangements with certain selling broker-dealers or banks (collectively "firms") under which the firm will provide marketing and distribution support services.

The general types of payments that we make are:

   . Percentage Payments based upon Contract Value. This type of payment is a percentage payment that is based upon the total Contract Value of all Contracts that were sold through the firm.

   . Percentage Payments based upon Sales. This type of payment is a percentage payment that is based upon the total amount received as purchase payments for Contracts sold through the firm.

   . Fixed payments. These types of payments are made directly to the firm in a fixed sum without regard to the value of Contracts sold. We may make payments upon the initiation of a relationship or subsequent payments for systems, operational and other support. Examples of other arrangements under which such payments may be made currently include, but are not limited to, sponsorships, conferences (national, regional and top producer), speaker fees, promotional items, and reimbursements to firms for marketing activities or services paid by the firms and/or their individual representatives. The amount of these payments varies widely because some payments may encompass only a single event, such as a conference, and others have a much broader scope.

To the extent permitted by FINRA rules and other applicable laws and regulations, we may pay or allow other promotional incentives or payments in the form of cash or non-cash compensation.

PURCHASE OF CONTRACTS

The principal underwriter for the Variable Account, Allstate Distributors,LLC ("ADLLC"), distributes the Contracts. ADLLC, an affiliate of Lincoln Benefit, is a wholly-owned subsidiary of Allstate Life Insurance Company. The offering of the Contracts is continuous. Lincoln Benefit does not pay ADLLC a commission for distribution of the contracts.


TAX-FREE EXCHANGES

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between
Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract Owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

(A) is the sum of:

   (1) the net asset value per share of the underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

   (2) the per share amount of any dividend or capital gain distributions made by the underlying the Variable Sub-Account during the current Valuation

Period;

   (B) is the net asset value per share of the underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

   (C) is the mortality and expense risk charge and administrative expense charge corresponding to the portion of the 365 day year (366 days for a leap year) that is in the current Valuation Period.

CALCULATION OF VARIABLE INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account, adjusted by any applicable Market Value Adjustment and less any applicable premium tax charge deducted at the time, to the appropriate income payment factor for the selected Income Plan to determine the Initial Variable Amount Income Value. We will allocate the Initial Variable Amount Income Value among the Variable Sub-Accounts you have chosen in the proportions you specified. The portion of the Initial Variable Amount Income Value allocated to a particular Variable Sub-Account is divided by the Annuity Unit Value for that Variable Sub-Account on the Payout Start Date. This determines the number of Annuity Units from that Variable Sub-Account which will be used to determine your variable income payments. Variable income payments, which include your first variable income payment, will vary depending on changes in the Annuity Unit Values for the Variable Sub-Accounts upon which the income payments are based. Unless annuity transfers are made between Variable Sub-Accounts, each income payment from that Variable will be that number of Annuity Units multiplied by the Annuity Unit Value for the Variable Sub-Account for the Valuation Date on which the income payment is made.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

   . multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

   . dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states or tax qualified plans that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract Owner(s) death (or Annuitant's death if there is a non-natural Contract Owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the shares held by each of the Variable Sub-Accounts.

These do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Funds' prospectuses for a more complete description of the custodian of these.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract Owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

EXPERTS

The financial statements and the related financial statement schedules of Lincoln Benefit Life Company and the financial statements of Lincoln Benefit Life Variable Annuity Account included in the Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

FINANCIAL STATEMENTS

The following financial statements (and accompanying Reports of Independent Registered Public Accounting Firm) appear in the pages that follow:


    . Financial statements of Lincoln Benefit Life Company as of December 31, 2010 and 2009 and for each of the three years in the period ended December 31, 2010 and related financial statement schedules, and

    . The financial statements of the Sub-Accounts comprising Lincoln Benefit Life Variable Annuity Account as of December 31, 2010 and for each of the periods in the two years then ended.


The financial statements and schedules of Lincoln Benefit Life Company included herein should be considered only as bearing upon the ability of Lincoln Benefit Life Company to meet its obligations under the Contracts.

                           ACCUMULATION UNIT VALUES

The Accumulation Unit Values reflecting the highest and lowest combination of Contract charges that affect Accumulation Unit Values for each Contract are contained in the prospectus. Attached as Appendix A to this Statement of Additional Information are tables showing the Accumulation Unit Values for all other classes of Accumulation Units available under the Contracts.


The LBL Consultant Solutions Classic, Elite, Plus and Select Contracts and all of the Variable Sub-Accounts shown below were first offered under the Contracts on February 2, 2004, except for the Premier VIT OpCap Balanced Sub-Account which was first offered under the Contracts on April 30, 2004; and the Janus Aspen Perkins Small Company Value Portfolio - Service Shares Sub-Account and Oppenheimer Small- & Mid-Cap Growth Fund/VA - Service Shares Sub-Account which were first offered under the Contracts on May 1, 2005; and the Invesco V.I. Core Equity - Series II Sub-Account which was first offered under the Contracts on May 1, 2006; and the Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio - Class I Shares Sub-Account and Legg Mason ClearBridge Variable Large Cap Value Portfolio - Class I Shares Sub-Account which were first offered under the Contracts on April 27, 2007 and Janus Aspen Overseas Portfolio - Service Share Sub-Account which was first offered under the Contracts on April 30, 2008.

The name of the following Sub-Accounts changed since December 31, 2010. The name shown in the tables of Accumulation Units correspond to the name of the Sub-Accounts as of December 31, 2010.



  SUB-ACCOUNT NAME AS OF DECEMBER 31,
   2010 (AS APPEARS IN THE FOLLOWING
  TABLES OF ACCUMULATION UNIT VALUES)    SUB-ACCOUNT NAME AS OF MAY 1, 2011
 -----------------------------------------------------------------------------
 UIF Capital Growth, Class II
 Sub-Account                            UIF Growth, Class II Sub-Account
 Invesco Van Kampen V.I. Government,    Invesco V.I. Government Securities,
 Series II Sub-Account                  Series II Sub-Account
 Oppenheimer Main Street Small Cap      Oppenheimer Main Street Small- &
 Fund(R)/VA - Service Shares            Mid-Cap Fund(R)/VA - Service Shares

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.45



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.200         2,901
                              2005       $10.200      $11.464         6,697
                              2006       $11.464      $13.427        17,263
                              2007       $13.427      $17.606        21,473
                              2008       $17.606      $ 9.487       131,667
                              2009       $ 9.487      $14.074       104,489
                              2010       $14.074      $15.744       103,711
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.084        14,898
                              2005       $10.084      $11.091        44,205
                              2006       $11.091      $11.455        36,282
                              2007       $11.455      $13.491        31,855
                              2008       $13.491      $ 7.133       252,657
                              2009       $ 7.133      $10.340       217,489
                              2010       $10.340      $11.494       189,088
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.608        18,938
                              2005       $10.608      $11.441        62,045
                              2006       $11.441      $12.377        74,033
                              2007       $12.377      $15.995        70,308
                              2008       $15.995      $ 6.539       448,194
                              2009       $ 6.539      $ 9.741       382,540
                              2010       $ 9.741      $11.401       312,036
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.198        19,568
                              2005       $10.198      $10.420        39,253
                              2006       $10.420      $10.991        39,468

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.991      $12.461         34,660
                              2008       $12.461      $ 8.722        200,576
                              2009       $ 8.722      $11.056        174,938
                              2010       $11.056      $12.405        162,655
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.368         28,300
                              2005       $11.368      $13.056        134,063
                              2006       $13.056      $14.324        217,731
                              2007       $14.324      $16.540        195,689
                              2008       $16.540      $ 9.332      1,036,462
                              2009       $ 9.332      $12.446        860,886
                              2010       $12.446      $14.327        791,650
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.820         38,696
                              2005       $10.820      $11.246        102,990
                              2006       $11.246      $13.279        134,574
                              2007       $13.279      $13.239        128,535
                              2008       $13.239      $ 7.453        958,622
                              2009       $ 7.453      $ 9.531        838,502
                              2010       $ 9.531      $10.783        770,594
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.791         46,830
                              2005       $ 9.791      $10.170         92,779
                              2006       $10.170      $10.671        102,602
                              2007       $10.671      $13.305         95,094
                              2008       $13.305      $ 6.902        239,711
                              2009       $ 6.902      $ 8.695        226,398
                              2010       $ 8.695      $10.603        196,977
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.648         84,706
                              2005       $10.648      $10.961        212,966
                              2006       $10.961      $12.458        286,952
                              2007       $12.458      $12.899        269,615
                              2008       $12.899      $ 7.980      1,372,538
                              2009       $ 7.980      $ 9.923      1,179,069
                              2010       $ 9.923      $11.208      1,056,165
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.196         64,981
                              2005       $10.196      $10.229        130,820
                              2006       $10.229      $10.487        204,879
                              2007       $10.487      $10.746        213,778
                              2008       $10.746      $10.213      1,404,977
                              2009       $10.213      $11.610      1,239,977
                              2010       $11.610      $12.293      1,143,680

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.947         71,372
                              2005       $ 9.947      $10.065        159,744
                              2006       $10.065      $10.367        271,059
                              2007       $10.367      $10.712        298,838
                              2008       $10.712      $10.838      2,312,870
                              2009       $10.838      $10.720      1,916,252
                              2010       $10.720      $10.562      1,575,490
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.911         26,553
                              2005       $10.911      $12.760         74,811
                              2006       $12.760      $14.796        179,382
                              2007       $14.796      $17.049        168,123
                              2008       $17.049      $ 9.406        916,161
                              2009       $ 9.406      $11.688        807,903
                              2010       $11.688      $12.983        685,772
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.725         74,403
                              2005       $10.725      $11.133        107,423
                              2006       $11.133      $12.379        117,460
                              2007       $12.379      $12.352        105,209
                              2008       $12.352      $ 5.849        426,442
                              2009       $ 5.849      $ 8.507        343,201
                              2010       $ 8.507      $ 8.957        319,363
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.284         11,764
                              2005       $10.284      $10.994         19,954
                              2006       $10.994      $11.479         29,820
                              2007       $11.479      $12.626         28,586
                              2008       $12.626      $ 7.132        125,423
                              2009       $ 7.132      $ 8.476        104,680
                              2010       $ 8.476      $ 9.613         90,374
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.785         56,589
                              2007       $10.785      $11.454         57,114
                              2008       $11.454      $ 7.857        288,185
                              2009       $ 7.857      $ 9.900        241,788
                              2010       $ 9.900      $10.648        206,986
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.968        41,315
                              2005       $10.968      $11.584        81,189
                              2006       $11.584      $12.657       103,658
                              2007       $12.657      $13.617        98,214
                              2008       $13.617      $ 9.561       420,218
                              2009       $ 9.561      $12.223       365,382
                              2010       $12.223      $13.691       354,072
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.169        24,035
                              2005       $10.169      $10.339        48,462
                              2006       $10.339      $10.496        66,783
                              2007       $10.496      $11.057        69,971
                              2008       $11.057      $11.051       541,227
                              2009       $11.051      $10.973       477,547
                              2010       $10.973      $11.331       471,942
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.063        24,470
                              2005       $11.063      $11.950       100,105
                              2006       $11.950      $13.645       158,421
                              2007       $13.645      $13.771       145,672
                              2008       $13.771      $ 9.191       900,825
                              2009       $ 9.191      $11.230       788,311
                              2010       $11.230      $12.403       688,083
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.091         7,714
                              2005       $11.091      $12.133        16,935
                              2006       $12.133      $12.534        19,018
                              2007       $12.534      $14.510        12,598
                              2008       $14.510      $ 7.594        49,182
                              2009       $ 7.594      $11.692        81,540
                              2010       $11.692      $14.650        83,826
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 7.003       153,801
                              2009       $ 7.003      $12.347       149,089
                              2010       $12.347      $15.197       152,251
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.282        20,990
                              2005       $11.282      $12.219        87,962
                              2006       $12.219      $13.842       151,773
                              2007       $13.842      $14.604       139,028
                              2008       $14.604      $10.366       628,536

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.366      $13.565       498,879
                              2010       $13.565      $15.407       458,370
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.959         9,494
                              2006       $10.959      $13.149        38,816
                              2007       $13.149      $12.153        37,931
                              2008       $12.153      $ 7.667       200,043
                              2009       $ 7.667      $ 7.261             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.605        18,609
                              2005       $10.605      $11.241        45,386
                              2006       $11.241      $12.220        82,978
                              2007       $12.220      $13.267        81,462
                              2008       $13.267      $10.964       387,556
                              2009       $10.964      $13.555       378,329
                              2010       $13.555      $14.429       330,052
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.296         2,914
                              2005       $11.296      $11.815        25,972
                              2006       $11.815      $13.733        33,392
                              2007       $13.733      $15.987        35,406
                              2008       $15.987      $15.037             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.470         6,007
                              2005       $11.470      $12.710        13,973
                              2006       $12.710      $13.654        20,404
                              2007       $13.654      $18.366        22,959
                              2008       $18.366      $10.069       230,987
                              2009       $10.069      $14.475       199,558
                              2010       $14.475      $15.174       172,341
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.318         5,672
                              2005       $11.318      $12.359        23,559
                              2006       $12.359      $13.478        29,030
                              2007       $13.478      $14.082        24,547
                              2008       $14.082      $ 8.839       156,723
                              2009       $ 8.839      $10.665       133,212
                              2010       $10.665      $11.441             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.496         9,284
                              2008       $ 9.496      $ 5.929        78,084
                              2009       $ 5.929      $ 7.551        64,493

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.551      $ 8.668        54,410
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.735        32,167
                              2008       $ 9.735      $ 6.170        84,142
                              2009       $ 6.170      $ 7.563        69,529
                              2010       $ 7.563      $ 8.150        65,270
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.305         1,859
                              2005       $10.305      $10.523         4,564
                              2006       $10.523      $12.213         9,103
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.402         4,404
                              2005       $10.402      $10.849        36,017
                              2006       $10.849      $12.578        34,420
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.851        32,094
                              2005       $10.851      $11.062       101,197
                              2006       $11.062      $12.018       158,362
                              2007       $12.018      $11.791       156,254
                              2008       $11.791      $ 8.023       988,849
                              2009       $ 8.023      $12.232       724,610
                              2010       $12.232      $13.812       624,088
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.632        17,229
                              2005       $10.632      $10.682        40,614
                              2006       $10.682      $11.568        60,294
                              2007       $11.568      $11.563        55,534
                              2008       $11.563      $ 8.121       391,449
                              2009       $ 8.121      $11.611       306,693
                              2010       $11.611      $13.077       294,022
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.452         5,971
                              2005       $10.452      $10.725        34,315
                              2006       $10.725      $11.331        94,816
                              2007       $11.331      $12.384        86,947
                              2008       $12.384      $ 7.683       536,714
                              2009       $ 7.683      $10.521       428,012
                              2010       $10.521      $11.617       388,447
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.790        14,735
                              2005       $10.790      $11.369        21,639

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.369      $12.614        29,277
                              2007       $12.614      $13.663        25,201
                              2008       $13.663      $ 8.978        89,673
                              2009       $ 8.978      $11.187        85,026
                              2010       $11.187      $12.212        69,448
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.926        16,167
                              2005       $ 9.926      $10.265        31,832
                              2006       $10.265      $11.413        36,122
                              2007       $11.413      $11.488        32,094
                              2008       $11.488      $ 6.840       145,739
                              2009       $ 6.840      $10.971       134,171
                              2010       $10.971      $14.683       134,012
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.763        40,690
                              2005       $10.763      $10.872       104,883
                              2006       $10.872      $11.948       117,350
                              2007       $11.948      $12.225       109,267
                              2008       $12.225      $ 9.349       623,702
                              2009       $ 9.349      $10.836       575,285
                              2010       $10.836      $11.695       513,670
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.154        11,572
                              2005       $11.154      $11.692        53,873
                              2006       $11.692      $13.872        73,445
                              2007       $13.872      $14.693        74,283
                              2008       $14.693      $ 9.728       218,888
                              2009       $ 9.728      $11.728       183,765
                              2010       $11.728      $12.841       196,581
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.369        20,377
                              2005       $11.369      $12.767        59,018
                              2006       $12.767      $14.753        77,552
                              2007       $14.753      $15.406        64,787
                              2008       $15.406      $ 9.050       394,574
                              2009       $ 9.050      $12.416       321,152
                              2010       $12.416      $14.143       280,674
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.303        34,078
                              2005       $11.303      $12.209       118,094
                              2006       $12.209      $13.782       172,919
                              2007       $13.782      $13.379       157,590
                              2008       $13.379      $ 8.165       662,016
                              2009       $ 8.165      $11.004       576,312
                              2010       $11.004      $13.331       470,789

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.707          7,906
                              2006       $11.707      $11.837         19,077
                              2007       $11.837      $12.356         18,524
                              2008       $12.356      $ 6.178         88,007
                              2009       $ 6.178      $ 8.044         77,979
                              2010       $ 8.044      $10.071         77,409
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.363         12,667
                              2005       $10.363      $10.728         55,574
                              2006       $10.728      $10.793         95,363
                              2007       $10.793      $11.011         95,985
                              2008       $11.011      $10.582        431,280
                              2009       $10.582      $12.047        415,232
                              2010       $12.047      $12.868        419,495
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.941         36,663
                              2005       $ 9.941      $10.057         98,942
                              2006       $10.057      $10.359        124,955
                              2007       $10.359      $10.696        115,296
                              2008       $10.696      $10.767        859,497
                              2009       $10.767      $10.612        907,129
                              2010       $10.612      $10.453        852,225
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.577         61,471
                              2005       $10.577      $10.630        145,750
                              2006       $10.630      $10.540        173,089
                              2007       $10.540      $11.484        169,281
                              2008       $11.484      $10.510      1,164,877
                              2009       $10.510      $12.250        983,651
                              2010       $12.250      $13.039        897,156
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.264         96,933
                              2005       $10.264      $10.352        212,494
                              2006       $10.352      $10.585        323,894
                              2007       $10.585      $11.333        332,617
                              2008       $11.333      $11.695      1,498,179
                              2009       $11.695      $13.134      1,507,227
                              2010       $13.134      $13.980      1,377,334
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.790          8,225
                              2005       $10.790      $10.914         10,363

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.914      $11.906         20,207
                              2007       $11.906      $11.200         20,359
                              2008       $11.200      $ 7.589         91,560
                              2009       $ 7.589      $ 7.317              0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.208         26,067
                              2005       $11.208      $10.535         35,411
                              2006       $10.535      $11.552         34,352
                              2007       $11.552      $12.091         29,525
                              2008       $12.091      $10.924              0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.579          6,698
                              2005       $10.579      $11.844         19,805
                              2006       $11.844      $12.989         24,145
                              2007       $12.989      $15.694         22,364
                              2008       $15.694      $ 9.157        117,641
                              2009       $ 9.157      $11.475        103,531
                              2010       $11.475      $12.564         89,854
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.470         37,362
                              2005       $10.470      $10.890        109,546
                              2006       $10.890      $11.722        209,970
                              2007       $11.722      $12.980        192,525
                              2008       $12.980      $ 7.329      1,076,189
                              2009       $ 7.329      $10.230        850,454
                              2010       $10.230      $11.683        736,797
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.086         46,148
                              2005       $11.086      $11.318        174,768
                              2006       $11.318      $13.221        259,147
                              2007       $13.221      $13.409        246,409
                              2008       $13.409      $ 8.413      1,608,523
                              2009       $ 8.413      $10.374      1,377,891
                              2010       $10.374      $11.719      1,195,528
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.364          2,797
                              2005       $10.364      $11.783         17,775
                              2006       $11.783      $12.043         23,083
                              2007       $12.043      $14.424         15,900
                              2008       $14.424      $ 7.193        110,041
                              2009       $ 7.193      $11.694         91,860
                              2010       $11.694      $14.116         75,917

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.829        34,420
                              2005       $12.829      $14.747       107,443
                              2006       $14.747      $19.988       138,012
                              2007       $19.988      $16.278       126,834
                              2008       $16.278      $ 9.926       725,507
                              2009       $ 9.926      $12.557       582,988
                              2010       $12.557      $16.013       449,938
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.083         1,865
                              2005       $12.083      $15.703        11,194
                              2006       $15.703      $21.566        27,169
                              2007       $21.566      $29.216        23,085
                              2008       $29.216      $10.130       178,770
                              2009       $10.130      $21.260       178,220
                              2010       $21.260      $26.549       152,306
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.432         2,716
                              2005       $12.432      $18.565        17,112
                              2006       $18.565      $22.754        22,972
                              2007       $22.754      $32.560        22,014
                              2008       $32.560      $17.269       189,943
                              2009       $17.269      $26.783       172,839
                              2010       $26.783      $34.077       146,787
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.899        10,882
                              2005       $ 9.899      $ 9.766        10,438
                              2006       $ 9.766      $10.447        11,513
                              2007       $10.447      $10.701        10,361
                              2008       $10.701      $ 9.156        83,819
                              2009       $ 9.156      $10.264        84,209
                              2010       $10.264      $10.607        84,068



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.45% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.5



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.196        1,167
                              2005       $10.196      $11.453        1,270
                              2006       $11.453      $13.407        3,612
                              2007       $13.407      $17.571        3,939
                              2008       $17.571      $ 9.463        1,451
                              2009       $ 9.463      $14.032        2,534
                              2010       $14.032      $15.689        2,222
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.079          304
                              2005       $10.079      $11.081        2,176
                              2006       $11.081      $11.438        3,616
                              2007       $11.438      $13.464        3,584
                              2008       $13.464      $ 7.115        3,984
                              2009       $ 7.115      $10.309        2,735
                              2010       $10.309      $11.454        1,403
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.603        1,708
                              2005       $10.603      $11.430        3,562
                              2006       $11.430      $12.359        4,250
                              2007       $12.359      $15.963        4,322
                              2008       $15.963      $ 6.523        6,064
                              2009       $ 6.523      $ 9.712        5,339
                              2010       $ 9.712      $11.361        3,617
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.193          188
                              2005       $10.193      $10.410        3,031
                              2006       $10.410      $10.975        6,107

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.975      $12.437         5,806
                              2008       $12.437      $ 8.700         5,199
                              2009       $ 8.700      $11.023         5,244
                              2010       $11.023      $12.361         5,296
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.363         8,074
                              2005       $11.363      $13.043        10,537
                              2006       $13.043      $14.302        12,496
                              2007       $14.302      $16.507         9,971
                              2008       $16.507      $ 9.309         4,954
                              2009       $ 9.309      $12.408         3,200
                              2010       $12.408      $14.277         4,640
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.815         2,649
                              2005       $10.815      $11.236         4,351
                              2006       $11.236      $13.260         6,752
                              2007       $13.260      $13.212         9,921
                              2008       $13.212      $ 7.435         4,321
                              2009       $ 7.435      $ 9.502         3,038
                              2010       $ 9.502      $10.745         2,994
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.786         6,471
                              2005       $ 9.786      $10.160         9,191
                              2006       $10.160      $10.655         9,936
                              2007       $10.655      $13.278        12,021
                              2008       $13.278      $ 6.884         9,678
                              2009       $ 6.884      $ 8.669         9,810
                              2010       $ 8.669      $10.565         8,102
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.643        12,272
                              2005       $10.643      $10.951        21,913
                              2006       $10.951      $12.440        29,532
                              2007       $12.440      $12.874        29,651
                              2008       $12.874      $ 7.960        30,282
                              2009       $ 7.960      $ 9.893        29,134
                              2010       $ 9.893      $11.169        28,383
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.192           750
                              2005       $10.192      $10.219         1,813
                              2006       $10.219      $10.472         2,574
                              2007       $10.472      $10.724         2,581
                              2008       $10.724      $10.188         2,010
                              2009       $10.188      $11.575         4,637
                              2010       $11.575      $12.250         4,395

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.942         7,781
                              2005       $ 9.942      $10.055        11,390
                              2006       $10.055      $10.352        14,574
                              2007       $10.352      $10.690        24,720
                              2008       $10.690      $10.811        43,726
                              2009       $10.811      $10.688        14,104
                              2010       $10.688      $10.525        13,961
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.906         7,152
                              2005       $10.906      $12.748         8,446
                              2006       $12.748      $14.774        12,551
                              2007       $14.774      $17.015        12,485
                              2008       $17.015      $ 9.382         8,236
                              2009       $ 9.382      $11.653         6,384
                              2010       $11.653      $12.938         6,076
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.720         2,627
                              2005       $10.720      $11.122         5,172
                              2006       $11.122      $12.361         4,963
                              2007       $12.361      $12.328         4,318
                              2008       $12.328      $ 5.834         3,425
                              2009       $ 5.834      $ 8.481         3,599
                              2010       $ 8.481      $ 8.925         3,534
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.279            21
                              2005       $10.279      $10.983           209
                              2006       $10.983      $11.462           216
                              2007       $11.462      $12.601           220
                              2008       $12.601      $ 7.114           225
                              2009       $ 7.114      $ 8.450           231
                              2010       $ 8.450      $ 9.580           237
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.782           165
                              2007       $10.782      $11.444           203
                              2008       $11.444      $ 7.846           251
                              2009       $ 7.846      $ 9.881           315
                              2010       $ 9.881      $10.622           371
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.963          939
                              2005       $10.963      $11.572        1,041
                              2006       $11.572      $12.638        1,108
                              2007       $12.638      $13.590          920
                              2008       $13.590      $ 9.537        1,075
                              2009       $ 9.537      $12.186          926
                              2010       $12.186      $13.643          332
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.164        1,727
                              2005       $10.164      $10.329          685
                              2006       $10.329      $10.480        1,135
                              2007       $10.480      $11.035        1,119
                              2008       $11.035      $11.023          843
                              2009       $11.023      $10.940        1,365
                              2010       $10.940      $11.291        1,187
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.057          362
                              2005       $11.057      $11.939        4,402
                              2006       $11.939      $13.625        9,234
                              2007       $13.625      $13.744        9,569
                              2008       $13.744      $ 9.168        9,098
                              2009       $ 9.168      $11.196        8,969
                              2010       $11.196      $12.360        9,239
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.086        1,412
                              2005       $11.086      $12.121        1,462
                              2006       $12.121      $12.515        1,781
                              2007       $12.515      $14.481        1,813
                              2008       $14.481      $ 7.576        1,756
                              2009       $ 7.576      $11.657          499
                              2010       $11.657      $14.599          449
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.986        1,128
                              2009       $ 6.986      $12.310        6,429
                              2010       $12.310      $15.143        5,295
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.277          764
                              2005       $11.277      $12.207        2,337
                              2006       $12.207      $13.822        4,636
                              2007       $13.822      $14.575        4,792
                              2008       $14.575      $10.340        4,374

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.340      $13.525        4,396
                              2010       $13.525      $15.353        4,114
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.955            0
                              2006       $10.955      $13.138          604
                              2007       $13.138      $12.136          608
                              2008       $12.136      $ 7.653          586
                              2009       $ 7.653      $ 7.247            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.600          402
                              2005       $10.600      $11.230        2,045
                              2006       $11.230      $12.202        2,158
                              2007       $12.202      $13.241        2,222
                              2008       $13.241      $10.937        2,250
                              2009       $10.937      $13.515        1,146
                              2010       $13.515      $14.378        1,367
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.291          663
                              2005       $11.291      $11.804          886
                              2006       $11.804      $13.713        3,402
                              2007       $13.713      $15.955        3,524
                              2008       $15.955      $15.004            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.464            4
                              2005       $11.464      $12.698          665
                              2006       $12.698      $13.634          714
                              2007       $13.634      $18.330        3,211
                              2008       $18.330      $10.044        2,385
                              2009       $10.044      $14.431        2,765
                              2010       $14.431      $15.121        2,484
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.313        1,741
                              2005       $11.313      $12.347        2,379
                              2006       $12.347      $13.458        2,427
                              2007       $13.458      $14.054        2,403
                              2008       $14.054      $ 8.817        2,506
                              2009       $ 8.817      $10.633        2,476
                              2010       $10.633      $11.405            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.492          588
                              2008       $ 9.492      $ 5.924          305
                              2009       $ 5.924      $ 7.540          282

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.540      $ 8.652           249
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.732         6,894
                              2008       $ 9.732      $ 6.165         6,523
                              2009       $ 6.165      $ 7.552         6,520
                              2010       $ 7.552      $ 8.135         2,348
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.300           396
                              2005       $10.300      $10.513           416
                              2006       $10.513      $12.195           447
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.397         5,320
                              2005       $10.397      $10.839         4,728
                              2006       $10.839      $12.559         5,236
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.846         7,549
                              2005       $10.846      $11.051        10,603
                              2006       $11.051      $12.000        11,830
                              2007       $12.000      $11.768        11,402
                              2008       $11.768      $ 8.003         8,850
                              2009       $ 8.003      $12.195         9,986
                              2010       $12.195      $13.763         6,058
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.627           769
                              2005       $10.627      $10.672         2,734
                              2006       $10.672      $11.551         4,681
                              2007       $11.551      $11.540         4,704
                              2008       $11.540      $ 8.101         4,474
                              2009       $ 8.101      $11.576         4,246
                              2010       $11.576      $13.031         3,410
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.447         3,196
                              2005       $10.447      $10.715         5,459
                              2006       $10.715      $11.314         9,544
                              2007       $11.314      $12.360         9,418
                              2008       $12.360      $ 7.664         9,419
                              2009       $ 7.664      $10.490         8,673
                              2010       $10.490      $11.577         8,503
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.785         6,192
                              2005       $10.785      $11.358         9,902

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.358      $12.595        13,667
                              2007       $12.595      $13.636        13,140
                              2008       $13.636      $ 8.956        13,378
                              2009       $ 8.956      $11.153        13,385
                              2010       $11.153      $12.169        13,469
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.922         1,335
                              2005       $ 9.922      $10.255         1,523
                              2006       $10.255      $11.396         2,717
                              2007       $11.396      $11.465         2,720
                              2008       $11.465      $ 6.823         2,725
                              2009       $ 6.823      $10.938         2,109
                              2010       $10.938      $14.631         2,791
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.758           659
                              2005       $10.758      $10.862         3,475
                              2006       $10.862      $11.931         5,222
                              2007       $11.931      $12.201         5,062
                              2008       $12.201      $ 9.326         4,770
                              2009       $ 9.326      $10.803         4,825
                              2010       $10.803      $11.654         4,780
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.149         3,814
                              2005       $11.149      $11.681         7,154
                              2006       $11.681      $13.851         8,948
                              2007       $13.851      $14.663         8,784
                              2008       $14.663      $ 9.704         9,143
                              2009       $ 9.704      $11.693         8,141
                              2010       $11.693      $12.796         7,216
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.364            65
                              2005       $11.364      $12.755         2,870
                              2006       $12.755      $14.731         7,163
                              2007       $14.731      $15.375         3,123
                              2008       $15.375      $ 9.027         3,331
                              2009       $ 9.027      $12.379         4,783
                              2010       $12.379      $14.094         3,646
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.297         1,426
                              2005       $11.297      $12.197         8,705
                              2006       $12.197      $13.762        15,524
                              2007       $13.762      $13.352        11,484
                              2008       $13.352      $ 8.145         9,143
                              2009       $ 8.145      $10.971         8,844
                              2010       $10.971      $13.285         6,130

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.703             0
                              2006       $11.703      $11.827             0
                              2007       $11.827      $12.339             0
                              2008       $12.339      $ 6.166             0
                              2009       $ 6.166      $ 8.025             0
                              2010       $ 8.025      $10.042             0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.358         6,420
                              2005       $10.358      $10.717        10,445
                              2006       $10.717      $10.777        11,266
                              2007       $10.777      $10.989        14,106
                              2008       $10.989      $10.556         7,305
                              2009       $10.556      $12.010         9,057
                              2010       $12.010      $12.823         8,626
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.936         1,252
                              2005       $ 9.936      $10.048         5,385
                              2006       $10.048      $10.344         5,938
                              2007       $10.344      $10.674        11,799
                              2008       $10.674      $10.740        24,378
                              2009       $10.740      $10.580         3,856
                              2010       $10.580      $10.416         5,760
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.572        21,181
                              2005       $10.572      $10.620        17,716
                              2006       $10.620      $10.524        17,533
                              2007       $10.524      $11.461        15,700
                              2008       $11.461      $10.484         8,145
                              2009       $10.484      $12.214         6,038
                              2010       $12.214      $12.993         8,816
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.259        10,981
                              2005       $10.259      $10.342        10,630
                              2006       $10.342      $10.569        11,430
                              2007       $10.569      $11.311        11,285
                              2008       $11.311      $11.666        25,263
                              2009       $11.666      $13.095         9,397
                              2010       $13.095      $13.931        11,881
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.787            13
                              2005       $10.787      $10.905            12

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.905      $11.890            12
                              2007       $11.890      $11.180            11
                              2008       $11.180      $ 7.571            11
                              2009       $ 7.571      $ 7.298             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.203         6,809
                              2005       $11.203      $10.525         6,275
                              2006       $10.525      $11.535         6,179
                              2007       $11.535      $12.067         5,573
                              2008       $12.067      $10.902             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.574             0
                              2005       $10.574      $11.832             0
                              2006       $11.832      $12.969             0
                              2007       $12.969      $15.663             0
                              2008       $15.663      $ 9.134             0
                              2009       $ 9.134      $11.441             0
                              2010       $11.441      $12.520             0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.466         1,281
                              2005       $10.466      $10.879         2,330
                              2006       $10.879      $11.705         4,918
                              2007       $11.705      $12.955         8,050
                              2008       $12.955      $ 7.310         4,615
                              2009       $ 7.310      $10.200         4,010
                              2010       $10.200      $11.642         4,241
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.080         1,696
                              2005       $11.080      $11.307         4,851
                              2006       $11.307      $13.201        10,150
                              2007       $13.201      $13.382        11,201
                              2008       $13.382      $ 8.392         8,945
                              2009       $ 8.392      $10.343         6,071
                              2010       $10.343      $11.678         5,118
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.359           760
                              2005       $10.359      $11.772         1,285
                              2006       $11.772      $12.025         1,271
                              2007       $12.025      $14.395         1,169
                              2008       $14.395      $ 7.175         1,025
                              2009       $ 7.175      $11.659           527
                              2010       $11.659      $14.067           500

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.823         6,991
                              2005       $12.823      $14.732        11,129
                              2006       $14.732      $19.958        19,390
                              2007       $19.958      $16.245        16,845
                              2008       $16.245      $ 9.902        15,577
                              2009       $ 9.902      $12.519        20,591
                              2010       $12.519      $15.957        18,386
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.078           353
                              2005       $12.078      $15.688           704
                              2006       $15.688      $21.534         4,213
                              2007       $21.534      $29.158         4,308
                              2008       $29.158      $10.105         1,093
                              2009       $10.105      $21.197         8,608
                              2010       $21.197      $26.456         7,532
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.426            59
                              2005       $12.426      $18.547           928
                              2006       $18.547      $22.721         6,430
                              2007       $22.721      $32.495         3,981
                              2008       $32.495      $17.226         1,212
                              2009       $17.226      $26.703         5,075
                              2010       $26.703      $33.958         4,558
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.895             0
                              2005       $ 9.895      $ 9.756             0
                              2006       $ 9.756      $10.432            42
                              2007       $10.432      $10.680            42
                              2008       $10.680      $ 9.133            42
                              2009       $ 9.133      $10.233         1,236
                              2010       $10.233      $10.570         1,079



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.50% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.55



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.191         2,198
                              2005       $10.191      $11.442         1,303
                              2006       $11.442      $13.387         6,872
                              2007       $13.387      $17.536        11,082
                              2008       $17.536      $ 9.440         9,458
                              2009       $ 9.440      $13.990         8,707
                              2010       $13.990      $15.634        10,888
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.075         4,621
                              2005       $10.075      $11.070         7,187
                              2006       $11.070      $11.421        19,477
                              2007       $11.421      $13.437        14,496
                              2008       $13.437      $ 7.097         8,803
                              2009       $ 7.097      $10.278         7,458
                              2010       $10.278      $11.413         7,203
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.598         9,312
                              2005       $10.598      $11.418        18,835
                              2006       $11.418      $12.341        29,405
                              2007       $12.341      $15.932        26,346
                              2008       $15.932      $ 6.507        35,873
                              2009       $ 6.507      $ 9.683        31,390
                              2010       $ 9.683      $11.322        27,433
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.188         6,082
                              2005       $10.188      $10.400        11,616
                              2006       $10.400      $10.958        22,682

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.958      $12.412        21,330
                              2008       $12.412      $ 8.678        20,942
                              2009       $ 8.678      $10.990        18,934
                              2010       $10.990      $12.318        17,526
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.358        17,686
                              2005       $11.358      $13.031        34,790
                              2006       $13.031      $14.281        59,884
                              2007       $14.281      $16.475        64,736
                              2008       $16.475      $ 9.285        65,487
                              2009       $ 9.285      $12.371        53,073
                              2010       $12.371      $14.227        48,319
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.810         9,973
                              2005       $10.810      $11.225        19,113
                              2006       $11.225      $13.240        32,735
                              2007       $13.240      $13.186        32,979
                              2008       $13.186      $ 7.416        30,949
                              2009       $ 7.416      $ 9.473        26,085
                              2010       $ 9.473      $10.707        22,621
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.782         8,431
                              2005       $ 9.782      $10.150        15,133
                              2006       $10.150      $10.639        12,757
                              2007       $10.639      $13.252        11,610
                              2008       $13.252      $ 6.867        10,570
                              2009       $ 6.867      $ 8.643        10,071
                              2010       $ 8.643      $10.528         9,925
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.639        19,374
                              2005       $10.639      $10.940        38,956
                              2006       $10.940      $12.421        47,101
                              2007       $12.421      $12.848        43,484
                              2008       $12.848      $ 7.940        42,371
                              2009       $ 7.940      $ 9.863        36,934
                              2010       $ 9.863      $11.130        34,051
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.187        17,114
                              2005       $10.187      $10.209        27,560
                              2006       $10.209      $10.457        57,716
                              2007       $10.457      $10.703        57,722
                              2008       $10.703      $10.162        35,678
                              2009       $10.162      $11.541        37,258
                              2010       $11.541      $12.207        30,421

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.938        51,691
                              2005       $ 9.938      $10.045        74,632
                              2006       $10.045      $10.337       192,128
                              2007       $10.337      $10.669        73,953
                              2008       $10.669      $10.784        77,363
                              2009       $10.784      $10.656        72,336
                              2010       $10.656      $10.488        50,233
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.901         7,523
                              2005       $10.901      $12.735        18,182
                              2006       $12.735      $14.752        45,465
                              2007       $14.752      $16.981        41,994
                              2008       $16.981      $ 9.359        43,333
                              2009       $ 9.359      $11.618        32,470
                              2010       $11.618      $12.892        27,336
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.715        11,993
                              2005       $10.715      $11.111        22,138
                              2006       $11.111      $12.343        25,503
                              2007       $12.343      $12.303        24,207
                              2008       $12.303      $ 5.820        24,257
                              2009       $ 5.820      $ 8.456        21,057
                              2010       $ 8.456      $ 8.894        28,948
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.274         5,130
                              2005       $10.274      $10.972         4,105
                              2006       $10.972      $11.445         7,474
                              2007       $11.445      $12.576         6,485
                              2008       $12.576      $ 7.096         6,375
                              2009       $ 7.096      $ 8.425         6,393
                              2010       $ 8.425      $ 9.546         3,787
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.778        18,935
                              2007       $10.778      $11.434        18,263
                              2008       $11.434      $ 7.835        16,203
                              2009       $ 7.835      $ 9.863        11,850
                              2010       $ 9.863      $10.597         8,819
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.958        10,913
                              2005       $10.958      $11.561        14,852
                              2006       $11.561      $12.620        21,955
                              2007       $12.620      $13.563        20,268
                              2008       $13.563      $ 9.513        14,214
                              2009       $ 9.513      $12.149        10,312
                              2010       $12.149      $13.595         8,908
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.159         9,093
                              2005       $10.159      $10.319        11,040
                              2006       $10.319      $10.465        18,003
                              2007       $10.465      $11.013        17,045
                              2008       $11.013      $10.996        11,905
                              2009       $10.996      $10.907        17,014
                              2010       $10.907      $11.251        15,723
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.052        14,677
                              2005       $11.052      $11.927        35,211
                              2006       $11.927      $13.605        46,567
                              2007       $13.605      $13.717        55,485
                              2008       $13.717      $ 9.145        38,892
                              2009       $ 9.145      $11.162        33,373
                              2010       $11.162      $12.317        28,542
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.081         1,289
                              2005       $11.081      $12.110         1,749
                              2006       $12.110      $12.497         2,402
                              2007       $12.497      $14.453         2,920
                              2008       $14.453      $ 7.557         2,567
                              2009       $ 7.557      $11.622         1,874
                              2010       $11.622      $14.548         1,405
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.969         9,836
                              2009       $ 6.969      $12.273         9,959
                              2010       $12.273      $15.090         8,870
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.271        14,791
                              2005       $11.271      $12.195        25,761
                              2006       $12.195      $13.801        38,409
                              2007       $13.801      $14.546        42,000
                              2008       $14.546      $10.315        35,961

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.315      $13.484        32,156
                              2010       $13.484      $15.299        29,120
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.951         4,643
                              2006       $10.951      $13.127        16,354
                              2007       $13.127      $12.120        20,721
                              2008       $12.120      $ 7.638        16,750
                              2009       $ 7.638      $ 7.232             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.595         5,967
                              2005       $10.595      $11.219        12,870
                              2006       $11.219      $12.184        13,649
                              2007       $12.184      $13.215        12,653
                              2008       $13.215      $10.909         8,151
                              2009       $10.909      $13.474         8,186
                              2010       $13.474      $14.328         7,425
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.286         3,249
                              2005       $11.286      $11.792         5,668
                              2006       $11.792      $13.693         7,470
                              2007       $13.693      $15.924        10,339
                              2008       $15.924      $14.972             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.459           100
                              2005       $11.459      $12.686         2,014
                              2006       $12.686      $13.614         5,844
                              2007       $13.614      $18.293         6,890
                              2008       $18.293      $10.019         8,371
                              2009       $10.019      $14.388         9,450
                              2010       $14.388      $15.068         8,530
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.307         1,136
                              2005       $11.307      $12.335         1,544
                              2006       $12.335      $13.439         1,462
                              2007       $13.439      $14.026         1,384
                              2008       $14.026      $ 8.795         1,493
                              2009       $ 8.795      $10.601         1,534
                              2010       $10.601      $11.369             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.489           219
                              2008       $ 9.489      $ 5.919           378
                              2009       $ 5.919      $ 7.530           377

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.530      $ 8.636           378
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.728        19,221
                              2008       $ 9.728      $ 6.159        16,635
                              2009       $ 6.159      $ 7.542         6,887
                              2010       $ 7.542      $ 8.120         3,634
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.296         2,231
                              2005       $10.296      $10.503         2,460
                              2006       $10.503      $12.177           763
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.392         2,105
                              2005       $10.392      $10.828        14,773
                              2006       $10.828      $12.541        15,598
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.841        16,887
                              2005       $10.841      $11.041        31,570
                              2006       $11.041      $11.982        62,665
                              2007       $11.982      $11.745        57,126
                              2008       $11.745      $ 7.983        49,954
                              2009       $ 7.983      $12.158        39,807
                              2010       $12.158      $13.715        40,372
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.622        10,951
                              2005       $10.622      $10.662        13,496
                              2006       $10.662      $11.534        17,658
                              2007       $11.534      $11.518        13,948
                              2008       $11.518      $ 8.081        10,026
                              2009       $ 8.081      $11.541         5,131
                              2010       $11.541      $12.985         3,669
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.442           794
                              2005       $10.442      $10.705        16,256
                              2006       $10.705      $11.298        32,341
                              2007       $11.298      $12.335        31,186
                              2008       $12.335      $ 7.645        30,795
                              2009       $ 7.645      $10.458        27,446
                              2010       $10.458      $11.536        23,915
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.780         7,487
                              2005       $10.780      $11.347        15,204

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.347      $12.577        13,926
                              2007       $12.577      $13.609        11,547
                              2008       $13.609      $ 8.934        10,227
                              2009       $ 8.934      $11.120        13,056
                              2010       $11.120      $12.126        11,818
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.917         4,325
                              2005       $ 9.917      $10.245        16,617
                              2006       $10.245      $11.379        23,687
                              2007       $11.379      $11.442        23,385
                              2008       $11.442      $ 6.806        20,087
                              2009       $ 6.806      $10.905        11,919
                              2010       $10.905      $14.580        10,453
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.753        18,550
                              2005       $10.753      $10.851        33,933
                              2006       $10.851      $11.913        34,252
                              2007       $11.913      $12.177        29,763
                              2008       $12.177      $ 9.303        21,515
                              2009       $ 9.303      $10.771        19,773
                              2010       $10.771      $11.613        19,510
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.144         4,475
                              2005       $11.144      $11.669         5,600
                              2006       $11.669      $13.831         9,205
                              2007       $13.831      $14.634         9,903
                              2008       $14.634      $ 9.680         8,466
                              2009       $ 9.680      $11.658        12,118
                              2010       $11.658      $12.752        10,643
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.359        14,763
                              2005       $11.359      $12.743        23,017
                              2006       $12.743      $14.709        29,712
                              2007       $14.709      $15.345        30,070
                              2008       $15.345      $ 9.005        24,869
                              2009       $ 9.005      $12.342        22,676
                              2010       $12.342      $14.044        19,962
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.292        16,824
                              2005       $11.292      $12.185        38,099
                              2006       $12.185      $13.742        53,251
                              2007       $13.742      $13.326        52,122
                              2008       $13.326      $ 8.125        52,425
                              2009       $ 8.125      $10.938        43,733
                              2010       $10.938      $13.238        40,693

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.699        12,836
                              2006       $11.699      $11.817        22,088
                              2007       $11.817      $12.323        21,162
                              2008       $12.323      $ 6.155        20,131
                              2009       $ 6.155      $ 8.006         7,650
                              2010       $ 8.006      $10.013         7,270
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.353         9,061
                              2005       $10.353      $10.707        34,317
                              2006       $10.707      $10.761        51,188
                              2007       $10.761      $10.967        48,356
                              2008       $10.967      $10.529        37,586
                              2009       $10.529      $11.974        25,730
                              2010       $11.974      $12.778        23,419
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.931        15,877
                              2005       $ 9.931      $10.038        26,647
                              2006       $10.038      $10.329        31,447
                              2007       $10.329      $10.653        20,612
                              2008       $10.653      $10.714        42,945
                              2009       $10.714      $10.549        48,841
                              2010       $10.549      $10.380        25,708
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.567        18,991
                              2005       $10.567      $10.610        34,286
                              2006       $10.610      $10.509        51,726
                              2007       $10.509      $11.439        47,504
                              2008       $11.439      $10.458        39,083
                              2009       $10.458      $12.177        33,968
                              2010       $12.177      $12.948        31,981
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.254        29,314
                              2005       $10.254      $10.332        64,239
                              2006       $10.332      $10.554       101,181
                              2007       $10.554      $11.288        84,207
                              2008       $11.288      $11.637        62,363
                              2009       $11.637      $13.056        65,308
                              2010       $13.056      $13.883        50,300
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.783         2,849
                              2005       $10.783      $10.896         3,177

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.896      $11.874         5,784
                              2007       $11.874      $11.159         3,124
                              2008       $11.159      $ 7.553         1,365
                              2009       $ 7.553      $ 7.280             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.198         1,870
                              2005       $11.198      $10.515        19,288
                              2006       $10.515      $11.518        15,921
                              2007       $11.518      $12.043        13,662
                              2008       $12.043      $10.881             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.570             0
                              2005       $10.570      $11.821           311
                              2006       $11.821      $12.950         4,899
                              2007       $12.950      $15.632         6,302
                              2008       $15.632      $ 9.111         6,275
                              2009       $ 9.111      $11.407         3,533
                              2010       $11.407      $12.476         1,827
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.461         3,953
                              2005       $10.461      $10.869        50,707
                              2006       $10.869      $11.687        76,862
                              2007       $11.687      $12.929        72,925
                              2008       $12.929      $ 7.292        74,654
                              2009       $ 7.292      $10.169        59,737
                              2010       $10.169      $11.602        46,634
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.075        34,858
                              2005       $11.075      $11.296        65,614
                              2006       $11.296      $13.182        88,872
                              2007       $13.182      $13.356        88,547
                              2008       $13.356      $ 8.371        68,009
                              2009       $ 8.371      $10.312        71,822
                              2010       $10.312      $11.637        51,473
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.354         1,230
                              2005       $10.354      $11.760        10,581
                              2006       $11.760      $12.008        11,949
                              2007       $12.008      $14.367         8,554
                              2008       $14.367      $ 7.157         7,482
                              2009       $ 7.157      $11.624           636
                              2010       $11.624      $14.018         6,069

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.817        38,247
                              2005       $12.817      $14.718        53,066
                              2006       $14.718      $19.929        42,908
                              2007       $19.929      $16.213        32,802
                              2008       $16.213      $ 9.877        25,850
                              2009       $ 9.877      $12.482        22,263
                              2010       $12.482      $15.901        22,389
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.072         1,949
                              2005       $12.072      $15.673         4,907
                              2006       $15.673      $21.503        17,362
                              2007       $21.503      $29.100        18,313
                              2008       $29.100      $10.079        17,741
                              2009       $10.079      $21.133        16,198
                              2010       $21.133      $26.363        17,967
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.421         3,871
                              2005       $12.421      $18.529        12,647
                              2006       $18.529      $22.687         7,618
                              2007       $22.687      $32.431         7,630
                              2008       $32.431      $17.183         8,198
                              2009       $17.183      $26.623         5,620
                              2010       $26.623      $33.839         5,796
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.890            92
                              2005       $ 9.890      $ 9.747           941
                              2006       $ 9.747      $10.416         1,477
                              2007       $10.416      $10.659         1,525
                              2008       $10.659      $ 9.110         1,265
                              2009       $ 9.110      $10.202         1,085
                              2010       $10.202      $10.533         2,057



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.55% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.181             0
                              2005       $10.181      $11.420             0
                              2006       $11.420      $13.348             0
                              2007       $13.348      $17.466             0
                              2008       $17.466      $ 9.393        32,517
                              2009       $ 9.393      $13.906        22,452
                              2010       $13.906      $15.525        29,196
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.065             0
                              2005       $10.065      $11.048             0
                              2006       $11.048      $11.388             0
                              2007       $11.388      $13.384             0
                              2008       $13.384      $ 7.062        64,904
                              2009       $ 7.062      $10.217        49,698
                              2010       $10.217      $11.333        42,857
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.589             0
                              2005       $10.589      $11.396             0
                              2006       $11.396      $12.304             0
                              2007       $12.304      $15.868             0
                              2008       $15.868      $ 6.474       113,138
                              2009       $ 6.474      $ 9.625       106,835
                              2010       $ 9.625      $11.242        92,270
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.179           413
                              2005       $10.179      $10.379           719
                              2006       $10.379      $10.926           288

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.926      $12.363           256
                              2008       $12.363      $ 8.635        19,374
                              2009       $ 8.635      $10.924        19,610
                              2010       $10.924      $12.232        21,404
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.347         1,036
                              2005       $11.347      $13.005           982
                              2006       $13.005      $14.239         2,052
                              2007       $14.239      $16.409         5,684
                              2008       $16.409      $ 9.239       244,175
                              2009       $ 9.239      $12.297       197,992
                              2010       $12.297      $14.127       193,856
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.800             0
                              2005       $10.800      $11.203         3,528
                              2006       $11.203      $13.201         3,115
                              2007       $13.201      $13.134         3,120
                              2008       $13.134      $ 7.379       212,525
                              2009       $ 7.379      $ 9.417       176,246
                              2010       $ 9.417      $10.632       166,421
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.772             0
                              2005       $ 9.772      $10.130             0
                              2006       $10.130      $10.608             0
                              2007       $10.608      $13.199             0
                              2008       $13.199      $ 6.833        49,050
                              2009       $ 6.833      $ 8.591        43,558
                              2010       $ 8.591      $10.455        41,586
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.629             0
                              2005       $10.629      $10.919         5,180
                              2006       $10.919      $12.385         2,743
                              2007       $12.385      $12.797         2,714
                              2008       $12.797      $ 7.901       314,943
                              2009       $ 7.901      $ 9.804       289,768
                              2010       $ 9.804      $11.052       266,880
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.178             0
                              2005       $10.178      $10.189         3,154
                              2006       $10.189      $10.426         3,242
                              2007       $10.426      $10.661         7,173
                              2008       $10.661      $10.112       241,772
                              2009       $10.112      $11.471       249,244
                              2010       $11.471      $12.121       233,054

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.928         6,756
                              2005       $ 9.928      $10.026        17,889
                              2006       $10.026      $10.306        18,959
                              2007       $10.306      $10.627        18,613
                              2008       $10.627      $10.730       361,507
                              2009       $10.730      $10.592       330,590
                              2010       $10.592      $10.414       345,093
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.891           499
                              2005       $10.891      $12.711           473
                              2006       $12.711      $14.709             0
                              2007       $14.709      $16.914             0
                              2008       $16.914      $ 9.312       203,194
                              2009       $ 9.312      $11.548       184,028
                              2010       $11.548      $12.802       167,026
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.705             0
                              2005       $10.705      $11.090             0
                              2006       $11.090      $12.306             0
                              2007       $12.306      $12.255             0
                              2008       $12.255      $ 5.791        68,752
                              2009       $ 5.791      $ 8.405        53,501
                              2010       $ 8.405      $ 8.832        53,025
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.265             0
                              2005       $10.265      $10.951             0
                              2006       $10.951      $11.412             0
                              2007       $11.412      $12.526             0
                              2008       $12.526      $ 7.061        29,899
                              2009       $ 7.061      $ 8.375        28,233
                              2010       $ 8.375      $ 9.479        23,835
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.770             0
                              2007       $10.770      $11.415             0
                              2008       $11.415      $ 7.814        53,384
                              2009       $ 7.814      $ 9.826        45,910
                              2010       $ 9.826      $10.547        42,510
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.948             0
                              2005       $10.948      $11.539         1,673
                              2006       $11.539      $12.583         1,625
                              2007       $12.583      $13.509             0
                              2008       $13.509      $ 9.466       119,689
                              2009       $ 9.466      $12.077        92,925
                              2010       $12.077      $13.500        86,699
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.150           854
                              2005       $10.150      $10.299         1,140
                              2006       $10.299      $10.434           301
                              2007       $10.434      $10.970         4,197
                              2008       $10.970      $10.941        40,231
                              2009       $10.941      $10.842        44,663
                              2010       $10.842      $11.172        43,750
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.042             0
                              2005       $11.042      $11.904             0
                              2006       $11.904      $13.564             0
                              2007       $13.564      $13.662             0
                              2008       $13.662      $ 9.099       269,341
                              2009       $ 9.099      $11.095       222,943
                              2010       $11.095      $12.230       209,080
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.071             0
                              2005       $11.071      $12.086             0
                              2006       $12.086      $12.460             0
                              2007       $12.460      $14.395             0
                              2008       $14.395      $ 7.519        26,289
                              2009       $ 7.519      $11.552        21,261
                              2010       $11.552      $14.446        21,016
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.934        41,584
                              2009       $ 6.934      $12.199        47,953
                              2010       $12.199      $14.985        51,585
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.261         4,467
                              2005       $11.261      $12.171         7,195
                              2006       $12.171      $13.760         7,069
                              2007       $13.760      $14.488         3,814
                              2008       $14.488      $10.263       136,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.263      $13.403       117,027
                              2010       $13.403      $15.192       114,662
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.944             0
                              2006       $10.944      $13.104             0
                              2007       $13.104      $12.087             0
                              2008       $12.087      $ 7.610        45,713
                              2009       $ 7.610      $ 7.203             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.586             0
                              2005       $10.586      $11.198           284
                              2006       $11.198      $12.148           259
                              2007       $12.148      $13.162           240
                              2008       $13.162      $10.855        47,871
                              2009       $10.855      $13.393        50,643
                              2010       $13.393      $14.228        47,831
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.275             0
                              2005       $11.275      $11.769             0
                              2006       $11.769      $13.652             0
                              2007       $13.652      $15.861             0
                              2008       $15.861      $14.907             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.448             0
                              2005       $11.448      $12.661             0
                              2006       $12.661      $13.574             0
                              2007       $13.574      $18.221             0
                              2008       $18.221      $ 9.969        37,101
                              2009       $ 9.969      $14.302        26,786
                              2010       $14.302      $14.962        22,004
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.297             0
                              2005       $11.297      $12.311         1,568
                              2006       $12.311      $13.399         1,526
                              2007       $13.399      $13.970         1,452
                              2008       $13.970      $ 8.751        28,477
                              2009       $ 8.751      $10.537        25,376
                              2010       $10.537      $11.297             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.482             0
                              2008       $ 9.482      $ 5.909        20,287
                              2009       $ 5.909      $ 7.510        18,145

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.510      $ 8.603        17,536
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.722             0
                              2008       $ 9.722      $ 6.149         6,335
                              2009       $ 6.149      $ 7.521         7,613
                              2010       $ 7.521      $ 8.089         6,102
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.286             0
                              2005       $10.286      $10.482             0
                              2006       $10.482      $12.141             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.383             0
                              2005       $10.383      $10.807             0
                              2006       $10.807      $12.504             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.831         7,273
                              2005       $10.831      $11.019        12,655
                              2006       $11.019      $11.947        11,088
                              2007       $11.947      $11.698         6,042
                              2008       $11.698      $ 7.944       197,482
                              2009       $ 7.944      $12.085       154,618
                              2010       $12.085      $13.619       138,393
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.612             0
                              2005       $10.612      $10.641         2,966
                              2006       $10.641      $11.500         2,800
                              2007       $11.500      $11.472         2,786
                              2008       $11.472      $ 8.040        51,340
                              2009       $ 8.040      $11.472        42,595
                              2010       $11.472      $12.894        47,419
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.433             0
                              2005       $10.433      $10.684           799
                              2006       $10.684      $11.264           912
                              2007       $11.264      $12.286           908
                              2008       $12.286      $ 7.607       145,460
                              2009       $ 7.607      $10.396       118,836
                              2010       $10.396      $11.455       109,172
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.770             0
                              2005       $10.770      $11.325         1,516

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.325      $12.540         1,729
                              2007       $12.540      $13.555         1,721
                              2008       $13.555      $ 8.889        19,437
                              2009       $ 8.889      $11.053        16,994
                              2010       $11.053      $12.041        18,853
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.908             0
                              2005       $ 9.908      $10.225             0
                              2006       $10.225      $11.345             0
                              2007       $11.345      $11.397             0
                              2008       $11.397      $ 6.772        33,473
                              2009       $ 6.772      $10.840        29,122
                              2010       $10.840      $14.478        26,541
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.743             0
                              2005       $10.743      $10.830         1,086
                              2006       $10.830      $11.878         1,170
                              2007       $11.878      $12.128         1,162
                              2008       $12.128      $ 9.256       134,563
                              2009       $ 9.256      $10.706       125,107
                              2010       $10.706      $11.532       120,723
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.134             0
                              2005       $11.134      $11.647           734
                              2006       $11.647      $13.790           838
                              2007       $13.790      $14.576           834
                              2008       $14.576      $ 9.632        34,512
                              2009       $ 9.632      $11.588        25,428
                              2010       $11.588      $12.662        23,947
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.348             0
                              2005       $11.348      $12.718           417
                              2006       $12.718      $14.666           406
                              2007       $14.666      $15.284           393
                              2008       $15.284      $ 8.960       164,589
                              2009       $ 8.960      $12.268       131,705
                              2010       $12.268      $13.946       127,950
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.282           322
                              2005       $11.282      $12.162           742
                              2006       $12.162      $13.701           434
                              2007       $13.701      $13.273           453
                              2008       $13.273      $ 8.084       299,590
                              2009       $ 8.084      $10.872       248,792
                              2010       $10.872      $13.145       221,830

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.691             0
                              2006       $11.691      $11.797             0
                              2007       $11.797      $12.289             0
                              2008       $12.289      $ 6.132        32,223
                              2009       $ 6.132      $ 7.968        30,458
                              2010       $ 7.968      $ 9.955        32,693
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.343         1,124
                              2005       $10.343      $10.686         4,873
                              2006       $10.686      $10.730         3,016
                              2007       $10.730      $10.924         2,941
                              2008       $10.924      $10.477       115,862
                              2009       $10.477      $11.903       108,436
                              2010       $11.903      $12.688       111,801
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.922             0
                              2005       $ 9.922      $10.019         1,269
                              2006       $10.019      $10.298           883
                              2007       $10.298      $10.611           865
                              2008       $10.611      $10.660       184,450
                              2009       $10.660      $10.485       191,412
                              2010       $10.485      $10.307       174,771
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.557         3,398
                              2005       $10.557      $10.589         5,143
                              2006       $10.589      $10.478         3,657
                              2007       $10.478      $11.393         7,110
                              2008       $11.393      $10.406       221,441
                              2009       $10.406      $12.104       187,838
                              2010       $12.104      $12.857       171,279
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.245           409
                              2005       $10.245      $10.312         5,393
                              2006       $10.312      $10.522         5,018
                              2007       $10.522      $11.244         8,475
                              2008       $11.244      $11.579       431,766
                              2009       $11.579      $12.977       475,997
                              2010       $12.977      $13.785       402,031
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.776             0
                              2005       $10.776      $10.877             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.877      $11.842             0
                              2007       $11.842      $11.117             0
                              2008       $11.117      $ 7.517        60,579
                              2009       $ 7.517      $ 7.243             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.187           487
                              2005       $11.187      $10.494           462
                              2006       $10.494      $11.484             0
                              2007       $11.484      $11.995             0
                              2008       $11.995      $10.837             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.560             0
                              2005       $10.560      $11.798             0
                              2006       $11.798      $12.912             0
                              2007       $12.912      $15.570             0
                              2008       $15.570      $ 9.066        19,063
                              2009       $ 9.066      $11.338        17,744
                              2010       $11.338      $12.389        16,761
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.451             0
                              2005       $10.451      $10.848             0
                              2006       $10.848      $11.653             0
                              2007       $11.653      $12.878             0
                              2008       $12.878      $ 7.256       297,848
                              2009       $ 7.256      $10.108       226,097
                              2010       $10.108      $11.520       203,662
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.065         4,546
                              2005       $11.065      $11.274         6,445
                              2006       $11.274      $13.143         6,281
                              2007       $13.143      $13.303         6,360
                              2008       $13.303      $ 8.330       469,594
                              2009       $ 8.330      $10.250       406,692
                              2010       $10.250      $11.556       373,229
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.345             0
                              2005       $10.345      $11.737             0
                              2006       $11.737      $11.972             0
                              2007       $11.972      $14.310             0
                              2008       $14.310      $ 7.121        27,920
                              2009       $ 7.121      $11.554        21,092
                              2010       $11.554      $13.919        18,965

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.805         8,300
                              2005       $12.805      $14.690        11,022
                              2006       $14.690      $19.870         9,270
                              2007       $19.870      $16.149         4,718
                              2008       $16.149      $ 9.828       165,032
                              2009       $ 9.828      $12.407       139,134
                              2010       $12.407      $15.789       121,311
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.061             0
                              2005       $12.061      $15.642             0
                              2006       $15.642      $21.439             0
                              2007       $21.439      $28.985             0
                              2008       $28.985      $10.029        38,919
                              2009       $10.029      $21.006        28,022
                              2010       $21.006      $26.179        23,635
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.409             0
                              2005       $12.409      $18.493             0
                              2006       $18.493      $22.621             0
                              2007       $22.621      $32.302             0
                              2008       $32.302      $17.097        35,193
                              2009       $17.097      $26.463        31,574
                              2010       $26.463      $33.602        20,755
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.881             0
                              2005       $ 9.881      $ 9.728             0
                              2006       $ 9.728      $10.386             0
                              2007       $10.386      $10.617             0
                              2008       $10.617      $ 9.065        22,322
                              2009       $ 9.065      $10.141        13,392
                              2010       $10.141      $10.459        13,355



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.177             0
                              2005       $10.177      $11.409             0
                              2006       $11.409      $13.328           507
                              2007       $13.328      $17.432           624
                              2008       $17.432      $ 9.369        12,250
                              2009       $ 9.369      $13.864         8,797
                              2010       $13.864      $15.470         4,945
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.061           101
                              2005       $10.061      $11.038           249
                              2006       $11.038      $11.371           328
                              2007       $11.371      $13.357           424
                              2008       $13.357      $ 7.044        20,165
                              2009       $ 7.044      $10.186        15,504
                              2010       $10.186      $11.294        14,306
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.584         2,142
                              2005       $10.584      $11.385        10,090
                              2006       $11.385      $12.286        10,435
                              2007       $12.286      $15.837         8,540
                              2008       $15.837      $ 6.458        30,915
                              2009       $ 6.458      $ 9.596        15,709
                              2010       $ 9.596      $11.203        14,156
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.174             0
                              2005       $10.174      $10.369         3,094
                              2006       $10.369      $10.910         3,248

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.910      $12.338         3,122
                              2008       $12.338      $ 8.614        15,530
                              2009       $ 8.614      $10.891        13,118
                              2010       $10.891      $12.189         8,427
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.342         5,238
                              2005       $11.342      $12.993        15,699
                              2006       $12.993      $14.218        15,968
                              2007       $14.218      $16.377        15,223
                              2008       $16.377      $ 9.216       102,855
                              2009       $ 9.216      $12.260        81,493
                              2010       $12.260      $14.077        53,895
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.795        27,292
                              2005       $10.795      $11.192        32,085
                              2006       $11.192      $13.182        22,922
                              2007       $13.182      $13.108        22,754
                              2008       $13.108      $ 7.361       102,049
                              2009       $ 7.361      $ 9.388        75,431
                              2010       $ 9.388      $10.595        78,583
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.768         1,488
                              2005       $ 9.768      $10.120         1,379
                              2006       $10.120      $10.592         1,425
                              2007       $10.592      $13.173         1,183
                              2008       $13.173      $ 6.816        71,379
                              2009       $ 6.816      $ 8.565        57,607
                              2010       $ 8.565      $10.418        58,821
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.624         8,387
                              2005       $10.624      $10.908        32,026
                              2006       $10.908      $12.366        33,411
                              2007       $12.366      $12.772        33,537
                              2008       $12.772      $ 7.881       225,131
                              2009       $ 7.881      $ 9.775       188,699
                              2010       $ 9.775      $11.013       186,215
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.173        20,705
                              2005       $10.173      $10.180        25,284
                              2006       $10.180      $10.410        18,592
                              2007       $10.410      $10.639        17,276
                              2008       $10.639      $10.086       138,607
                              2009       $10.086      $11.437       109,299
                              2010       $11.437      $12.079        73,245

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.924        26,498
                              2005       $ 9.924      $10.016        25,659
                              2006       $10.016      $10.291        23,204
                              2007       $10.291      $10.606        22,503
                              2008       $10.606      $10.703       280,115
                              2009       $10.703      $10.560       204,879
                              2010       $10.560      $10.378       115,332
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.886             0
                              2005       $10.886      $12.698         1,411
                              2006       $12.698      $14.687         4,357
                              2007       $14.687      $16.880         3,215
                              2008       $16.880      $ 9.289        71,734
                              2009       $ 9.289      $11.514        59,741
                              2010       $11.514      $12.757        48,418
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.701        23,469
                              2005       $10.701      $11.079        23,974
                              2006       $11.079      $12.288        14,556
                              2007       $12.288      $12.230        15,042
                              2008       $12.230      $ 5.776        28,022
                              2009       $ 5.776      $ 8.380        17,395
                              2010       $ 8.380      $ 8.801        15,645
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.260           527
                              2005       $10.260      $10.940         2,311
                              2006       $10.940      $11.395         5,077
                              2007       $11.395      $12.501         4,934
                              2008       $12.501      $ 7.043        14,356
                              2009       $ 7.043      $ 8.349        12,418
                              2010       $ 8.349      $ 9.446         6,468
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.767         2,840
                              2007       $10.767      $11.405         1,721
                              2008       $11.405      $ 7.804        23,452
                              2009       $ 7.804      $ 9.807        16,715
                              2010       $ 9.807      $10.522        14,055
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.943         5,303
                              2005       $10.943      $11.528        16,495
                              2006       $11.528      $12.564        16,850
                              2007       $12.564      $13.482        15,594
                              2008       $13.482      $ 9.442        35,385
                              2009       $ 9.442      $12.040        23,028
                              2010       $12.040      $13.453        21,748
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.145         3,277
                              2005       $10.145      $10.289         7,972
                              2006       $10.289      $10.419         8,509
                              2007       $10.419      $10.948         8,280
                              2008       $10.948      $10.914        24,600
                              2009       $10.914      $10.809        15,906
                              2010       $10.809      $11.133        41,188
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.037            94
                              2005       $11.037      $11.892         1,007
                              2006       $11.892      $13.544         2,680
                              2007       $13.544      $13.635         2,368
                              2008       $13.635      $ 9.076        41,700
                              2009       $ 9.076      $11.062        31,070
                              2010       $11.062      $12.187        27,922
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.066             0
                              2005       $11.066      $12.075             0
                              2006       $12.075      $12.441             0
                              2007       $12.441      $14.367             0
                              2008       $14.367      $ 7.500         5,141
                              2009       $ 7.500      $11.517        10,158
                              2010       $11.517      $14.395         7,082
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.916         7,352
                              2009       $ 6.916      $12.163         7,507
                              2010       $12.163      $14.932         5,973
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.256         3,099
                              2005       $11.256      $12.159        13,532
                              2006       $12.159      $13.740        13,930
                              2007       $13.740      $14.459        13,978
                              2008       $14.459      $10.238        42,657

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.238      $13.363        30,080
                              2010       $13.363      $15.139        24,624
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.940             0
                              2006       $10.940      $13.093           347
                              2007       $13.093      $12.071           108
                              2008       $12.071      $ 7.596        19,904
                              2009       $ 7.596      $ 7.188             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.581           122
                              2005       $10.581      $11.187         5,924
                              2006       $11.187      $12.130         5,949
                              2007       $12.130      $13.136         5,806
                              2008       $13.136      $10.828        22,471
                              2009       $10.828      $13.353        19,202
                              2010       $13.353      $14.178        20,105
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.270             0
                              2005       $11.270      $11.758           110
                              2006       $11.758      $13.632             0
                              2007       $13.632      $15.829             0
                              2008       $15.829      $14.875             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.443         8,469
                              2005       $11.443      $12.649         8,440
                              2006       $12.649      $13.554         5,285
                              2007       $13.554      $18.185         4,166
                              2008       $18.185      $ 9.944        14,716
                              2009       $ 9.944      $14.259        12,938
                              2010       $14.259      $14.910        10,052
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.292             0
                              2005       $11.292      $12.299           415
                              2006       $12.299      $13.379           402
                              2007       $13.379      $13.943           411
                              2008       $13.943      $ 8.729        10,922
                              2009       $ 8.729      $10.506         5,256
                              2010       $10.506      $11.261             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.479         5,426
                              2008       $ 9.479      $ 5.904         8,461
                              2009       $ 5.904      $ 7.499         6,476

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.499      $ 8.587         6,522
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.718             0
                              2008       $ 9.718      $ 6.144         8,585
                              2009       $ 6.144      $ 7.511         4,311
                              2010       $ 7.511      $ 8.074         3,403
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.281           145
                              2005       $10.281      $10.472         4,277
                              2006       $10.472      $12.123         4,275
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.378             0
                              2005       $10.378      $10.797             0
                              2006       $10.797      $12.485             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.826         4,931
                              2005       $10.826      $11.008         5,994
                              2006       $11.008      $11.929         6,928
                              2007       $11.929      $11.675         6,308
                              2008       $11.675      $ 7.924        53,932
                              2009       $ 7.924      $12.049        33,607
                              2010       $12.049      $13.571        22,444
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.608            16
                              2005       $10.608      $10.631            60
                              2006       $10.631      $11.483            94
                              2007       $11.483      $11.449            70
                              2008       $11.449      $ 8.020        27,280
                              2009       $ 8.020      $11.438        18,164
                              2010       $11.438      $12.849        12,581
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.428             0
                              2005       $10.428      $10.673             0
                              2006       $10.673      $11.248         1,405
                              2007       $11.248      $12.262         1,398
                              2008       $12.262      $ 7.588        22,364
                              2009       $ 7.588      $10.365        18,949
                              2010       $10.365      $11.415        15,205
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.765             0
                              2005       $10.765      $11.314             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.314      $12.521             0
                              2007       $12.521      $13.528             0
                              2008       $13.528      $ 8.867         5,345
                              2009       $ 8.867      $11.020         3,217
                              2010       $11.020      $11.999         1,719
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.903           448
                              2005       $ 9.903      $10.215           545
                              2006       $10.215      $11.329           724
                              2007       $11.329      $11.374           760
                              2008       $11.374      $ 6.755        10,509
                              2009       $ 6.755      $10.807        13,125
                              2010       $10.807      $14.427         9,230
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.739           275
                              2005       $10.739      $10.820           530
                              2006       $10.820      $11.861           527
                              2007       $11.861      $12.104           528
                              2008       $12.104      $ 9.233        26,900
                              2009       $ 9.233      $10.674        20,112
                              2010       $10.674      $11.492        13,332
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.128             0
                              2005       $11.128      $11.635             0
                              2006       $11.635      $13.770           661
                              2007       $13.770      $14.547           661
                              2008       $14.547      $ 9.608         4,507
                              2009       $ 9.608      $11.553         3,502
                              2010       $11.553      $12.618         2,399
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.343             0
                              2005       $11.343      $12.706         3,266
                              2006       $12.706      $14.644         2,777
                              2007       $14.644      $15.254         2,087
                              2008       $15.254      $ 8.938        64,672
                              2009       $ 8.938      $12.231        44,368
                              2010       $12.231      $13.897        41,921
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.277        10,544
                              2005       $11.277      $12.150        15,083
                              2006       $12.150      $13.681        12,016
                              2007       $13.681      $13.246        11,999
                              2008       $13.246      $ 8.064        43,930
                              2009       $ 8.064      $10.840        31,176
                              2010       $10.840      $13.099        26,227

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.687             0
                              2006       $11.687      $11.787             0
                              2007       $11.787      $12.272             0
                              2008       $12.272      $ 6.120         7,593
                              2009       $ 6.120      $ 7.949         8,703
                              2010       $ 7.949      $ 9.927         6,348
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.339             0
                              2005       $10.339      $10.676           991
                              2006       $10.676      $10.714         1,087
                              2007       $10.714      $10.902         1,082
                              2008       $10.902      $10.451        27,562
                              2009       $10.451      $11.867        25,316
                              2010       $11.867      $12.644        20,331
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.918           733
                              2005       $ 9.918      $10.009         3,410
                              2006       $10.009      $10.283         5,897
                              2007       $10.283      $10.590         5,990
                              2008       $10.590      $10.634        91,586
                              2009       $10.634      $10.454        70,508
                              2010       $10.454      $10.271        58,599
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.552            55
                              2005       $10.552      $10.579         1,088
                              2006       $10.579      $10.462         1,234
                              2007       $10.462      $11.371         1,187
                              2008       $11.371      $10.380        41,393
                              2009       $10.380      $12.068        32,397
                              2010       $12.068      $12.812        32,722
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.240         2,138
                              2005       $10.240      $10.302        15,431
                              2006       $10.302      $10.507        17,338
                              2007       $10.507      $11.221        15,482
                              2008       $11.221      $11.550       109,474
                              2009       $11.550      $12.939        93,450
                              2010       $12.939      $13.737        84,488
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.772         1,218
                              2005       $10.772      $10.868         3,095

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.868      $11.826         3,236
                              2007       $11.826      $11.096         3,703
                              2008       $11.096      $ 7.499         9,792
                              2009       $ 7.499      $ 7.225             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.182            95
                              2005       $11.182      $10.484           212
                              2006       $10.484      $11.467           324
                              2007       $11.467      $11.971             0
                              2008       $11.971      $10.815             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.555             0
                              2005       $10.555      $11.787        11,664
                              2006       $11.787      $12.893        11,663
                              2007       $12.893      $15.539        11,661
                              2008       $15.539      $ 9.043        13,735
                              2009       $ 9.043      $11.304        13,289
                              2010       $11.304      $12.345        12,260
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.446             0
                              2005       $10.446      $10.837            21
                              2006       $10.837      $11.636         3,369
                              2007       $11.636      $12.852         2,677
                              2008       $12.852      $ 7.238        68,814
                              2009       $ 7.238      $10.078        50,583
                              2010       $10.078      $11.480        35,122
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.060             0
                              2005       $11.060      $11.263         9,808
                              2006       $11.263      $13.123        11,457
                              2007       $13.123      $13.276        11,443
                              2008       $13.276      $ 8.309        93,184
                              2009       $ 8.309      $10.220        63,978
                              2010       $10.220      $11.515        56,769
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.340             0
                              2005       $10.340      $11.726             0
                              2006       $11.726      $11.954             0
                              2007       $11.954      $14.281             0
                              2008       $14.281      $ 7.103         3,770
                              2009       $ 7.103      $11.520         5,504
                              2010       $11.520      $13.870         4,539

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.799         5,273
                              2005       $12.799      $14.675        12,865
                              2006       $14.675      $19.841        11,221
                              2007       $19.841      $16.117        12,760
                              2008       $16.117      $ 9.803        52,161
                              2009       $ 9.803      $12.369        39,348
                              2010       $12.369      $15.734        29,572
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.055           375
                              2005       $12.055      $15.627           462
                              2006       $15.627      $21.408           788
                              2007       $21.408      $28.927           788
                              2008       $28.927      $10.004        15,749
                              2009       $10.004      $20.943        10,954
                              2010       $20.943      $26.087         7,376
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.403             0
                              2005       $12.403      $18.475           175
                              2006       $18.475      $22.587           170
                              2007       $22.587      $32.238           133
                              2008       $32.238      $17.055        36,260
                              2009       $17.055      $26.383        36,520
                              2010       $26.383      $33.484        30,164
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.876             0
                              2005       $ 9.876      $ 9.719             0
                              2006       $ 9.719      $10.370         1,509
                              2007       $10.370      $10.595         1,506
                              2008       $10.595      $ 9.042         3,607
                              2009       $ 9.042      $10.110         2,562
                              2010       $10.110      $10.422         2,634



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.172         1,061
                              2005       $10.172      $11.398         1,201
                              2006       $11.398      $13.309         7,621
                              2007       $13.309      $17.397        14,266
                              2008       $17.397      $ 9.346        17,482
                              2009       $ 9.346      $13.823         4,975
                              2010       $13.823      $15.416         4,040
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.056         4,479
                              2005       $10.056      $11.027         6,650
                              2006       $11.027      $11.354         5,034
                              2007       $11.354      $13.331         4,512
                              2008       $13.331      $ 7.027        37,120
                              2009       $ 7.027      $10.155        30,614
                              2010       $10.155      $11.254        27,194
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.579         7,263
                              2005       $10.579      $11.374        11,070
                              2006       $11.374      $12.268        10,619
                              2007       $12.268      $15.805         7,015
                              2008       $15.805      $ 6.442        44,023
                              2009       $ 6.442      $ 9.567        43,771
                              2010       $ 9.567      $11.163        43,072
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.170         1,999
                              2005       $10.170      $10.359         2,642
                              2006       $10.359      $10.894         1,979

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.894      $12.314        14,576
                              2008       $12.314      $ 8.592        26,229
                              2009       $ 8.592      $10.859        22,691
                              2010       $10.859      $12.146        10,745
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.337        16,346
                              2005       $11.337      $12.980        26,954
                              2006       $12.980      $14.197        29,471
                              2007       $14.197      $16.344        28,128
                              2008       $16.344      $ 9.193       114,174
                              2009       $ 9.193      $12.223       113,696
                              2010       $12.223      $14.028        99,234
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.790         9,412
                              2005       $10.790      $11.181        24,315
                              2006       $11.181      $13.162        26,511
                              2007       $13.162      $13.082        25,360
                              2008       $13.082      $ 7.342        97,712
                              2009       $ 7.342      $ 9.360        89,996
                              2010       $ 9.360      $10.558        82,161
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.763         6,828
                              2005       $ 9.763      $10.111        11,467
                              2006       $10.111      $10.576        13,328
                              2007       $10.576      $13.147        11,803
                              2008       $13.147      $ 6.799        36,191
                              2009       $ 6.799      $ 8.539        38,566
                              2010       $ 8.539      $10.381        33,534
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.619         6,642
                              2005       $10.619      $10.898        31,767
                              2006       $10.898      $12.348        37,096
                              2007       $12.348      $12.746        32,216
                              2008       $12.746      $ 7.861       132,729
                              2009       $ 7.861      $ 9.745       125,207
                              2010       $ 9.745      $10.974       108,402
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.168         5,838
                              2005       $10.168      $10.170        17,730
                              2006       $10.170      $10.395        18,619
                              2007       $10.395      $10.618        17,577
                              2008       $10.618      $10.061        88,732
                              2009       $10.061      $11.403        75,570
                              2010       $11.403      $12.036        84,463

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.919         8,947
                              2005       $ 9.919      $10.006        26,111
                              2006       $10.006      $10.276        46,146
                              2007       $10.276      $10.585        35,722
                              2008       $10.585      $10.676       380,269
                              2009       $10.676      $10.529       375,156
                              2010       $10.529      $10.341       227,319
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.881         5,405
                              2005       $10.881      $12.686        15,443
                              2006       $12.686      $14.665        18,666
                              2007       $14.665      $16.847        21,837
                              2008       $16.847      $ 9.266        92,489
                              2009       $ 9.266      $11.479        90,321
                              2010       $11.479      $12.712        73,097
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.696         7,112
                              2005       $10.696      $11.068        10,891
                              2006       $11.068      $12.270        11,006
                              2007       $12.270      $12.206         8,453
                              2008       $12.206      $ 5.762        49,020
                              2009       $ 5.762      $ 8.355        44,712
                              2010       $ 8.355      $ 8.770        41,715
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.255         2,366
                              2005       $10.255      $10.930         2,867
                              2006       $10.930      $11.378         3,561
                              2007       $11.378      $12.477         1,778
                              2008       $12.477      $ 7.026        11,216
                              2009       $ 7.026      $ 8.324        12,410
                              2010       $ 8.324      $ 9.413        13,702
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.763         6,887
                              2007       $10.763      $11.395         6,782
                              2008       $11.395      $ 7.793        22,384
                              2009       $ 7.793      $ 9.789        22,275
                              2010       $ 9.789      $10.497        18,247
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.938         8,499
                              2005       $10.938      $11.516        13,413
                              2006       $11.516      $12.545        13,948
                              2007       $12.545      $13.455        14,698
                              2008       $13.455      $ 9.418        51,448
                              2009       $ 9.418      $12.004        41,895
                              2010       $12.004      $13.405        32,492
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.140         5,308
                              2005       $10.140      $10.279         6,612
                              2006       $10.279      $10.403         8,806
                              2007       $10.403      $10.926         8,886
                              2008       $10.926      $10.886        44,761
                              2009       $10.886      $10.777        43,013
                              2010       $10.777      $11.094        39,161
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.032        19,945
                              2005       $11.032      $11.881        33,271
                              2006       $11.881      $13.524        40,944
                              2007       $13.524      $13.608        22,621
                              2008       $13.608      $ 9.054        89,162
                              2009       $ 9.054      $11.029        80,792
                              2010       $11.029      $12.145        62,326
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.060         5,158
                              2005       $11.060      $12.063         5,401
                              2006       $12.063      $12.423         5,478
                              2007       $12.423      $14.338         1,115
                              2008       $14.338      $ 7.481         4,413
                              2009       $ 7.481      $11.483         5,418
                              2010       $11.483      $14.344         8,349
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.899        14,710
                              2009       $ 6.899      $12.126        15,237
                              2010       $12.126      $14.879        16,446
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.251         4,526
                              2005       $11.251      $12.148        14,237
                              2006       $12.148      $13.720        17,755
                              2007       $13.720      $14.430        16,855
                              2008       $14.430      $10.212        76,672

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.212      $13.323        72,389
                              2010       $13.323      $15.086        68,872
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.936         1,432
                              2006       $10.936      $13.082         2,200
                              2007       $13.082      $12.054         2,632
                              2008       $12.054      $ 7.581        10,403
                              2009       $ 7.581      $ 7.173             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.576         1,847
                              2005       $10.576      $11.176         8,790
                              2006       $11.176      $12.112         8,083
                              2007       $12.112      $13.110        17,819
                              2008       $13.110      $10.801        37,129
                              2009       $10.801      $13.313        27,947
                              2010       $13.313      $14.128        25,332
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.265           966
                              2005       $11.265      $11.747         3,764
                              2006       $11.747      $13.612         3,723
                              2007       $13.612      $15.798         3,505
                              2008       $15.798      $14.843             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.438           391
                              2005       $11.438      $12.636         3,451
                              2006       $12.636      $13.534         4,951
                              2007       $13.534      $18.148        10,801
                              2008       $18.148      $ 9.919        32,692
                              2009       $ 9.919      $14.216        28,128
                              2010       $14.216      $14.857        24,915
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.287         1,254
                              2005       $11.287      $12.287         1,751
                              2006       $12.287      $13.359         1,923
                              2007       $13.359      $13.915         1,263
                              2008       $13.915      $ 8.708        10,916
                              2009       $ 8.708      $10.474        10,569
                              2010       $10.474      $11.226             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.476           746
                              2008       $ 9.476      $ 5.899        12,263
                              2009       $ 5.899      $ 7.489        12,250

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.489      $ 8.571         9,859
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.715         1,850
                              2008       $ 9.715      $ 6.138        13,770
                              2009       $ 6.138      $ 7.501        10,944
                              2010       $ 7.501      $ 8.059         8,251
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.277           279
                              2005       $10.277      $10.462           567
                              2006       $10.462      $12.105         1,160
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.373         1,793
                              2005       $10.373      $10.786         1,767
                              2006       $10.786      $12.467         1,618
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.821        21,082
                              2005       $10.821      $10.998        27,131
                              2006       $10.998      $11.912        27,881
                              2007       $11.912      $11.652        10,887
                              2008       $11.652      $ 7.904        71,077
                              2009       $ 7.904      $12.013        56,054
                              2010       $12.013      $13.523        52,022
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.603         5,313
                              2005       $10.603      $10.620         6,882
                              2006       $10.620      $11.466         6,829
                              2007       $11.466      $11.426         6,972
                              2008       $11.426      $ 8.000        37,351
                              2009       $ 8.000      $11.403        31,345
                              2010       $11.403      $12.804        23,895
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.423           752
                              2005       $10.423      $10.663        16,397
                              2006       $10.663      $11.231        17,096
                              2007       $11.231      $12.237        14,353
                              2008       $12.237      $ 7.569        34,980
                              2009       $ 7.569      $10.333        27,708
                              2010       $10.333      $11.375        24,435
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.760             3
                              2005       $10.760      $11.303           762

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.303      $12.503           849
                              2007       $12.503      $13.501           488
                              2008       $13.501      $ 8.845         7,488
                              2009       $ 8.845      $10.987         5,118
                              2010       $10.987      $11.957         6,457
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.899         1,975
                              2005       $ 9.899      $10.205         5,766
                              2006       $10.205      $11.312         5,979
                              2007       $11.312      $11.351         6,542
                              2008       $11.351      $ 6.738        16,254
                              2009       $ 6.738      $10.775        17,595
                              2010       $10.775      $14.376        14,678
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.734         6,630
                              2005       $10.734      $10.809        18,067
                              2006       $10.809      $11.843        18,581
                              2007       $11.843      $12.080        14,928
                              2008       $12.080      $ 9.210        52,421
                              2009       $ 9.210      $10.642        50,344
                              2010       $10.642      $11.451        45,966
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.123         1,252
                              2005       $11.123      $11.624         3,427
                              2006       $11.624      $13.749         4,962
                              2007       $13.749      $14.518         3,945
                              2008       $14.518      $ 9.584        13,951
                              2009       $ 9.584      $11.518         9,295
                              2010       $11.518      $12.573         9,542
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.338         5,827
                              2005       $11.338      $12.693        16,246
                              2006       $12.693      $14.623        15,106
                              2007       $14.623      $15.223        13,587
                              2008       $15.223      $ 8.915        43,995
                              2009       $ 8.915      $12.194        42,947
                              2010       $12.194      $13.848        33,917
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.271         2,933
                              2005       $11.271      $12.138        11,461
                              2006       $12.138      $13.661        12,743
                              2007       $13.661      $13.220        15,692
                              2008       $13.220      $ 8.044        66,995
                              2009       $ 8.044      $10.807        63,118
                              2010       $10.807      $13.053        49,359

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.683         1,007
                              2006       $11.683      $11.777         1,933
                              2007       $11.777      $12.256         1,933
                              2008       $12.256      $ 6.109         8,284
                              2009       $ 6.109      $ 7.930         9,200
                              2010       $ 7.930      $ 9.898        11,436
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.334         1,649
                              2005       $10.334      $10.665         9,165
                              2006       $10.665      $10.698         9,341
                              2007       $10.698      $10.880         8,100
                              2008       $10.880      $10.425        42,154
                              2009       $10.425      $11.831        37,255
                              2010       $11.831      $12.599        35,096
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.913         7,507
                              2005       $ 9.913      $ 9.999        14,091
                              2006       $ 9.999      $10.268        47,729
                              2007       $10.268      $10.569        36,491
                              2008       $10.569      $10.607       181,670
                              2009       $10.607      $10.422       147,236
                              2010       $10.422      $10.235       110,887
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.547        24,985
                              2005       $10.547      $10.569        44,824
                              2006       $10.569      $10.447        44,115
                              2007       $10.447      $11.348        41,283
                              2008       $11.348      $10.354       141,456
                              2009       $10.354      $12.031       117,075
                              2010       $12.031      $12.767        91,965
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.235        19,432
                              2005       $10.235      $10.292        39,729
                              2006       $10.292      $10.491        44,592
                              2007       $10.491      $11.199        46,384
                              2008       $11.199      $11.521       146,791
                              2009       $11.521      $12.900       130,197
                              2010       $12.900      $13.689       153,243
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.768           623
                              2005       $10.768      $10.859           486

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.859      $11.810         1,047
                              2007       $11.810      $11.076         1,115
                              2008       $11.076      $ 7.481        13,158
                              2009       $ 7.481      $ 7.206             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.177         5,029
                              2005       $11.177      $10.474        12,631
                              2006       $10.474      $11.450         9,914
                              2007       $11.450      $11.948         6,304
                              2008       $11.948      $10.793             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.550           977
                              2005       $10.550      $11.775         1,160
                              2006       $11.775      $12.874            53
                              2007       $12.874      $15.508            36
                              2008       $15.508      $ 9.021         6,277
                              2009       $ 9.021      $11.270         6,618
                              2010       $11.270      $12.302         6,423
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.441         3,482
                              2005       $10.441      $10.827        19,342
                              2006       $10.827      $11.618        24,978
                              2007       $11.618      $12.826        30,607
                              2008       $12.826      $ 7.219        97,722
                              2009       $ 7.219      $10.047        76,599
                              2010       $10.047      $11.439        64,255
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.055        10,111
                              2005       $11.055      $11.252        34,490
                              2006       $11.252      $13.104        34,376
                              2007       $13.104      $13.250        32,505
                              2008       $13.250      $ 8.288       141,687
                              2009       $ 8.288      $10.189       130,348
                              2010       $10.189      $11.475       117,819
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.335        16,466
                              2005       $10.335      $11.715        17,631
                              2006       $11.715      $11.937        17,595
                              2007       $11.937      $14.253           645
                              2008       $14.253      $ 7.086         1,679
                              2009       $ 7.086      $11.485         3,587
                              2010       $11.485      $13.822         3,506

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.794         3,123
                              2005       $12.794      $14.661        17,301
                              2006       $14.661      $19.812        17,485
                              2007       $19.812      $16.085        16,535
                              2008       $16.085      $ 9.779        88,008
                              2009       $ 9.779      $12.332        73,826
                              2010       $12.332      $15.679        61,930
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.050           514
                              2005       $12.050      $15.612         1,205
                              2006       $15.612      $21.376         3,116
                              2007       $21.376      $28.870         1,877
                              2008       $28.870      $ 9.979        11,408
                              2009       $ 9.979      $20.880        11,084
                              2010       $20.880      $25.995        11,481
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.398         1,242
                              2005       $12.398      $18.457         3,166
                              2006       $18.457      $22.554         1,962
                              2007       $22.554      $32.174         3,637
                              2008       $32.174      $17.012        22,455
                              2009       $17.012      $26.304        22,286
                              2010       $26.304      $33.366        15,744
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.872           473
                              2005       $ 9.872      $ 9.709         1,111
                              2006       $ 9.709      $10.355         1,200
                              2007       $10.355      $10.574         1,948
                              2008       $10.574      $ 9.019        16,394
                              2009       $ 9.019      $10.080        14,539
                              2010       $10.080      $10.386        11,150



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.167          489
                              2005       $10.167      $11.387          457
                              2006       $11.387      $13.289          251
                              2007       $13.289      $17.362          210
                              2008       $17.362      $ 9.322        3,809
                              2009       $ 9.322      $13.781        2,843
                              2010       $13.781      $15.362        2,643
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.051            0
                              2005       $10.051      $11.016          546
                              2006       $11.016      $11.337          582
                              2007       $11.337      $13.304          511
                              2008       $13.304      $ 7.009          736
                              2009       $ 7.009      $10.125          641
                              2010       $10.125      $11.214          641
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.574          480
                              2005       $10.574      $11.363        2,158
                              2006       $11.363      $12.250        1,917
                              2007       $12.250      $15.774        1,484
                              2008       $15.774      $ 6.426        3,684
                              2009       $ 6.426      $ 9.538        2,991
                              2010       $ 9.538      $11.124        2,459
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.165            0
                              2005       $10.165      $10.349            0
                              2006       $10.349      $10.878            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.878      $12.289             0
                              2008       $12.289      $ 8.571         2,210
                              2009       $ 8.571      $10.826         2,210
                              2010       $10.826      $12.103         2,210
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.332             0
                              2005       $11.332      $12.968         4,671
                              2006       $12.968      $14.176         8,263
                              2007       $14.176      $16.312         7,188
                              2008       $16.312      $ 9.170        19,287
                              2009       $ 9.170      $12.186         8,927
                              2010       $12.186      $13.979         8,674
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.785             0
                              2005       $10.785      $11.170           160
                              2006       $11.170      $13.143           154
                              2007       $13.143      $13.056           157
                              2008       $13.056      $ 7.324        11,541
                              2009       $ 7.324      $ 9.332         3,214
                              2010       $ 9.332      $10.520         3,141
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.759             0
                              2005       $ 9.759      $10.101           130
                              2006       $10.101      $10.561           129
                              2007       $10.561      $13.121           129
                              2008       $13.121      $ 6.782         4,991
                              2009       $ 6.782      $ 8.514         2,528
                              2010       $ 8.514      $10.345         2,133
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.614             0
                              2005       $10.614      $10.887         4,618
                              2006       $10.887      $12.330         7,027
                              2007       $12.330      $12.721         6,963
                              2008       $12.721      $ 7.842        23,853
                              2009       $ 7.842      $ 9.716        15,967
                              2010       $ 9.716      $10.936        15,476
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.163             0
                              2005       $10.163      $10.160         2,708
                              2006       $10.160      $10.380         3,061
                              2007       $10.380      $10.597         2,975
                              2008       $10.597      $10.036         7,293
                              2009       $10.036      $11.368         5,296
                              2010       $11.368      $11.994         5,455

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.915             0
                              2005       $ 9.915      $ 9.997         7,896
                              2006       $ 9.997      $10.261         8,120
                              2007       $10.261      $10.564         7,070
                              2008       $10.564      $10.650        22,428
                              2009       $10.650      $10.497        13,102
                              2010       $10.497      $10.305        14,327
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.876             0
                              2005       $10.876      $12.674            37
                              2006       $12.674      $14.643            37
                              2007       $14.643      $16.813            37
                              2008       $16.813      $ 9.243         5,779
                              2009       $ 9.243      $11.445         4,512
                              2010       $11.445      $12.668         4,335
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.691         2,941
                              2005       $10.691      $11.057         3,494
                              2006       $11.057      $12.252         3,214
                              2007       $12.252      $12.182         3,109
                              2008       $12.182      $ 5.747         4,282
                              2009       $ 5.747      $ 8.330         3,523
                              2010       $ 8.330      $ 8.739         2,482
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.251             0
                              2005       $10.251      $10.919             0
                              2006       $10.919      $11.361             0
                              2007       $11.361      $12.452             0
                              2008       $12.452      $ 7.008             0
                              2009       $ 7.008      $ 8.299             0
                              2010       $ 8.299      $ 9.380             0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.759             0
                              2007       $10.759      $11.385             0
                              2008       $11.385      $ 7.782           117
                              2009       $ 7.782      $ 9.771           117
                              2010       $ 9.771      $10.472           117
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.505         5,375
                              2006       $11.505      $12.527         7,260
                              2007       $12.527      $13.428         7,032
                              2008       $13.428      $ 9.395         7,139
                              2009       $ 9.395      $11.968         6,750
                              2010       $11.968      $13.358         6,678
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.136             0
                              2005       $10.136      $10.269         2,303
                              2006       $10.269      $10.388         4,008
                              2007       $10.388      $10.904         3,888
                              2008       $10.904      $10.859         3,318
                              2009       $10.859      $10.744         3,523
                              2010       $10.744      $11.055         3,633
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.027           455
                              2005       $11.027      $11.869           679
                              2006       $11.869      $13.504           483
                              2007       $13.504      $13.581           498
                              2008       $13.581      $ 9.031         7,108
                              2009       $ 9.031      $10.996         7,229
                              2010       $10.996      $12.102         7,067
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.055           452
                              2005       $11.055      $12.051           429
                              2006       $12.051      $12.405           265
                              2007       $12.405      $14.309           251
                              2008       $14.309      $ 7.463           304
                              2009       $ 7.463      $11.448           258
                              2010       $11.448      $14.294            54
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.882         1,065
                              2009       $ 6.882      $12.090           877
                              2010       $12.090      $14.827           724
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.245             0
                              2005       $11.245      $12.136         5,083
                              2006       $12.136      $13.700         6,900
                              2007       $13.700      $14.402         6,759
                              2008       $14.402      $10.187        15,614

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.187      $13.283        9,872
                              2010       $13.283      $15.033        9,600
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.933            0
                              2006       $10.933      $13.071          146
                              2007       $13.071      $12.038          145
                              2008       $12.038      $ 7.567          427
                              2009       $ 7.567      $ 7.159            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.571            0
                              2005       $10.571      $11.165        1,752
                              2006       $11.165      $12.094        3,160
                              2007       $12.094      $13.084        3,133
                              2008       $13.084      $10.774        4,946
                              2009       $10.774      $13.273        5,609
                              2010       $13.273      $14.078        5,673
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.259            0
                              2005       $11.259      $11.735            0
                              2006       $11.735      $13.592          137
                              2007       $13.592      $15.766          136
                              2008       $15.766      $14.811            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.432            0
                              2005       $11.432      $12.624            0
                              2006       $12.624      $13.514            0
                              2007       $13.514      $18.112            0
                              2008       $18.112      $ 9.895        2,499
                              2009       $ 9.895      $14.173        1,280
                              2010       $14.173      $14.805          763
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.281          440
                              2005       $11.281      $12.275          426
                              2006       $12.275      $13.340          252
                              2007       $13.340      $13.887          261
                              2008       $13.887      $ 8.686        3,021
                              2009       $ 8.686      $10.443        1,174
                              2010       $10.443      $11.190            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.473            0
                              2008       $ 9.473      $ 5.893            0
                              2009       $ 5.893      $ 7.479            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.479      $ 8.555             0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.712             0
                              2008       $ 9.712      $ 6.133             0
                              2009       $ 6.133      $ 7.491             0
                              2010       $ 7.491      $ 8.044             0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.272             0
                              2005       $10.272      $10.452             0
                              2006       $10.452      $12.087             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.368             0
                              2005       $10.368      $10.776             0
                              2006       $10.776      $12.448             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.816         2,332
                              2005       $10.816      $10.987         5,565
                              2006       $10.987      $11.894         5,516
                              2007       $11.894      $11.628         5,382
                              2008       $11.628      $ 7.884        10,288
                              2009       $ 7.884      $11.977         7,854
                              2010       $11.977      $13.476         7,086
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.598             0
                              2005       $10.598      $10.610           127
                              2006       $10.610      $11.449           287
                              2007       $11.449      $11.403           289
                              2008       $11.403      $ 7.980         1,699
                              2009       $ 7.980      $11.369           401
                              2010       $11.369      $12.759           392
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.418             0
                              2005       $10.418      $10.653             0
                              2006       $10.653      $11.214             0
                              2007       $11.214      $12.213             0
                              2008       $12.213      $ 7.550         7,287
                              2009       $ 7.550      $10.302         6,634
                              2010       $10.302      $11.335         6,657
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.755         2,449
                              2005       $10.755      $11.292         2,901

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.292      $12.484        2,626
                              2007       $12.484      $13.474        2,504
                              2008       $13.474      $ 8.823        2,154
                              2009       $ 8.823      $10.954        2,472
                              2010       $10.954      $11.915        1,644
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.894            0
                              2005       $ 9.894      $10.195            0
                              2006       $10.195      $11.295            0
                              2007       $11.295      $11.329            0
                              2008       $11.329      $ 6.721            0
                              2009       $ 6.721      $10.742          760
                              2010       $10.742      $14.326          392
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.729        1,196
                              2005       $10.729      $10.799        1,685
                              2006       $10.799      $11.826        1,550
                              2007       $11.826      $12.056        1,492
                              2008       $12.056      $ 9.187        5,971
                              2009       $ 9.187      $10.610        2,013
                              2010       $10.610      $11.411        1,720
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.118            0
                              2005       $11.118      $11.613          180
                              2006       $11.613      $13.729          180
                              2007       $13.729      $14.489           33
                              2008       $14.489      $ 9.560        3,261
                              2009       $ 9.560      $11.484          460
                              2010       $11.484      $12.529          484
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.333        1,200
                              2005       $11.333      $12.681        1,513
                              2006       $12.681      $14.601        1,378
                              2007       $14.601      $15.193        1,243
                              2008       $15.193      $ 8.893        7,844
                              2009       $ 8.893      $12.157        2,670
                              2010       $12.157      $13.799        2,115
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.266          445
                              2005       $11.266      $12.127          928
                              2006       $12.127      $13.641          727
                              2007       $13.641      $13.194          325
                              2008       $13.194      $ 8.024        6,461
                              2009       $ 8.024      $10.775        5,119
                              2010       $10.775      $13.007        4,684

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.679             0
                              2006       $11.679      $11.767             0
                              2007       $11.767      $12.239             0
                              2008       $12.239      $ 6.098         1,169
                              2009       $ 6.098      $ 7.911           933
                              2010       $ 7.911      $ 9.869           743
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.329             0
                              2005       $10.329      $10.655         1,046
                              2006       $10.655      $10.682         1,117
                              2007       $10.682      $10.859             0
                              2008       $10.859      $10.399         5,554
                              2009       $10.399      $11.796         3,818
                              2010       $11.796      $12.555         3,920
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.908             0
                              2005       $ 9.908      $ 9.989           290
                              2006       $ 9.989      $10.253           474
                              2007       $10.253      $10.548           415
                              2008       $10.548      $10.580           684
                              2009       $10.580      $10.391         1,236
                              2010       $10.391      $10.199         1,761
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.542             0
                              2005       $10.542      $10.558           510
                              2006       $10.558      $10.432           552
                              2007       $10.432      $11.325           459
                              2008       $11.325      $10.328         9,728
                              2009       $10.328      $11.995         4,357
                              2010       $11.995      $12.722         4,362
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.231         2,885
                              2005       $10.231      $10.282         6,564
                              2006       $10.282      $10.476         6,271
                              2007       $10.476      $11.177         4,775
                              2008       $11.177      $11.493        11,281
                              2009       $11.493      $12.861         7,052
                              2010       $12.861      $13.641         6,399
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.765           458
                              2005       $10.765      $10.850         2,698

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.850      $11.794         3,829
                              2007       $11.794      $11.055         4,052
                              2008       $11.055      $ 7.463         8,555
                              2009       $ 7.463      $ 7.188             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.172           449
                              2005       $11.172      $10.464           506
                              2006       $10.464      $11.433           297
                              2007       $11.433      $11.924           296
                              2008       $11.924      $10.771             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.545             0
                              2005       $10.545      $11.764             0
                              2006       $11.764      $12.855             0
                              2007       $12.855      $15.478             0
                              2008       $15.478      $ 8.998         1,797
                              2009       $ 8.998      $11.236           474
                              2010       $11.236      $12.259           463
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.437             0
                              2005       $10.437      $10.816           576
                              2006       $10.816      $11.601           577
                              2007       $11.601      $12.801           238
                              2008       $12.801      $ 7.201         9,033
                              2009       $ 7.201      $10.017         7,721
                              2010       $10.017      $11.399         7,497
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.050             0
                              2005       $11.050      $11.241           555
                              2006       $11.241      $13.085           545
                              2007       $13.085      $13.223           321
                              2008       $13.223      $ 8.267        13,567
                              2009       $ 8.267      $10.158        10,548
                              2010       $10.158      $11.435        10,360
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.330             0
                              2005       $10.330      $11.703            80
                              2006       $11.703      $11.919            86
                              2007       $11.919      $14.224            74
                              2008       $14.224      $ 7.068           104
                              2009       $ 7.068      $11.451            79
                              2010       $11.451      $13.773            72

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.788             0
                              2005       $12.788      $14.647         3,002
                              2006       $14.647      $19.782         3,080
                              2007       $19.782      $16.053         3,529
                              2008       $16.053      $ 9.754        11,287
                              2009       $ 9.754      $12.295         5,378
                              2010       $12.295      $15.623         3,768
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.044             0
                              2005       $12.044      $15.597             0
                              2006       $15.597      $21.344             0
                              2007       $21.344      $28.812             0
                              2008       $28.812      $ 9.954         1,194
                              2009       $ 9.954      $20.818         2,799
                              2010       $20.818      $25.904           852
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.392             0
                              2005       $12.392      $18.439             0
                              2006       $18.439      $22.520             0
                              2007       $22.520      $32.110             0
                              2008       $32.110      $16.970         2,758
                              2009       $16.970      $26.225         2,889
                              2010       $26.225      $33.249           488
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.867             0
                              2005       $ 9.867      $ 9.700             0
                              2006       $ 9.700      $10.340             0
                              2007       $10.340      $10.553             0
                              2008       $10.553      $ 8.997             0
                              2009       $ 8.997      $10.050             0
                              2010       $10.050      $10.349             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.163           0
                              2005       $10.163      $11.375           0
                              2006       $11.375      $13.269           0
                              2007       $13.269      $17.328           0
                              2008       $17.328      $ 9.299           0
                              2009       $ 9.299      $13.739           0
                              2010       $13.739      $15.308           0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.047           0
                              2005       $10.047      $11.006           0
                              2006       $11.006      $11.321           0
                              2007       $11.321      $13.278           0
                              2008       $13.278      $ 6.991           0
                              2009       $ 6.991      $10.094           0
                              2010       $10.094      $11.175           0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.569           0
                              2005       $10.569      $11.352           0
                              2006       $11.352      $12.232           0
                              2007       $12.232      $15.742           0
                              2008       $15.742      $ 6.410         818
                              2009       $ 6.410      $ 9.510         818
                              2010       $ 9.510      $11.085         818
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.160           0
                              2005       $10.160      $10.339           0
                              2006       $10.339      $10.862           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.862      $12.265             0
                              2008       $12.265      $ 8.549         1,449
                              2009       $ 8.549      $10.793         1,277
                              2010       $10.793      $12.061         1,056
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.326             0
                              2005       $11.326      $12.955             0
                              2006       $12.955      $14.155             0
                              2007       $14.155      $16.279             0
                              2008       $16.279      $ 9.147         3,454
                              2009       $ 9.147      $12.150         1,769
                              2010       $12.150      $13.929           154
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.780             0
                              2005       $10.780      $11.160             0
                              2006       $11.160      $13.123             0
                              2007       $13.123      $13.030             0
                              2008       $13.030      $ 7.306        13,790
                              2009       $ 7.306      $ 9.304         9,851
                              2010       $ 9.304      $10.483             0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.754             0
                              2005       $ 9.754      $10.091             0
                              2006       $10.091      $10.545             0
                              2007       $10.545      $13.095             0
                              2008       $13.095      $ 6.765         1,405
                              2009       $ 6.765      $ 8.488             0
                              2010       $ 8.488      $10.308             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.609             0
                              2005       $10.609      $10.877             0
                              2006       $10.877      $12.312             0
                              2007       $12.312      $12.696             0
                              2008       $12.696      $ 7.822         3,478
                              2009       $ 7.822      $ 9.687         3,295
                              2010       $ 9.687      $10.897         2,925
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.159             0
                              2005       $10.159      $10.150             0
                              2006       $10.150      $10.364             0
                              2007       $10.364      $10.576             0
                              2008       $10.576      $10.011        12,178
                              2009       $10.011      $11.334        12,284
                              2010       $11.334      $11.952         4,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.910             0
                              2005       $ 9.910      $ 9.987             0
                              2006       $ 9.987      $10.245             0
                              2007       $10.245      $10.543             0
                              2008       $10.543      $10.623        65,486
                              2009       $10.623      $10.465        67,465
                              2010       $10.465      $10.269        52,848
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.871             0
                              2005       $10.871      $12.661             0
                              2006       $12.661      $14.622             0
                              2007       $14.622      $16.780             0
                              2008       $16.780      $ 9.220         4,501
                              2009       $ 9.220      $11.410         2,609
                              2010       $11.410      $12.623           326
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.686             0
                              2005       $10.686      $11.047             0
                              2006       $11.047      $12.234             0
                              2007       $12.234      $12.157             0
                              2008       $12.157      $ 5.733             0
                              2009       $ 5.733      $ 8.305             0
                              2010       $ 8.305      $ 8.708             0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.246             0
                              2005       $10.246      $10.909             0
                              2006       $10.909      $11.344             0
                              2007       $11.344      $12.427             0
                              2008       $12.427      $ 6.990             0
                              2009       $ 6.990      $ 8.274             0
                              2010       $ 8.274      $ 9.347             0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.756             0
                              2007       $10.756      $11.376             0
                              2008       $11.376      $ 7.772             0
                              2009       $ 7.772      $ 9.752             0
                              2010       $ 9.752      $10.447             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.928             0
                              2005       $10.928      $11.494             0
                              2006       $11.494      $12.508             0
                              2007       $12.508      $13.402             0
                              2008       $13.402      $ 9.371         4,243
                              2009       $ 9.371      $11.932         3,223
                              2010       $11.932      $13.311         4,687
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.131             0
                              2005       $10.131      $10.259             0
                              2006       $10.259      $10.372             0
                              2007       $10.372      $10.883             0
                              2008       $10.883      $10.832         2,258
                              2009       $10.832      $10.712         2,578
                              2010       $10.712      $11.016         2,317
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.022             0
                              2005       $11.022      $11.858             0
                              2006       $11.858      $13.484             0
                              2007       $13.484      $13.554             0
                              2008       $13.554      $ 9.009         8,879
                              2009       $ 9.009      $10.963         8,878
                              2010       $10.963      $12.059        13,530
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.050             0
                              2005       $11.050      $12.039             0
                              2006       $12.039      $12.386             0
                              2007       $12.386      $14.281             0
                              2008       $14.281      $ 7.444             0
                              2009       $ 7.444      $11.414             0
                              2010       $11.414      $14.244             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.865         1,365
                              2009       $ 6.865      $12.053         1,181
                              2010       $12.053      $14.775             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.240             0
                              2005       $11.240      $12.124             0
                              2006       $12.124      $13.679             0
                              2007       $13.679      $14.373             0
                              2008       $14.373      $10.161         6,136

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.161      $13.243        4,254
                              2010       $13.243      $14.980          848
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.929            0
                              2006       $10.929      $13.060            0
                              2007       $13.060      $12.021            0
                              2008       $12.021      $ 7.553            0
                              2009       $ 7.553      $ 7.144            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.566            0
                              2005       $10.566      $11.154            0
                              2006       $11.154      $12.077            0
                              2007       $12.077      $13.058            0
                              2008       $13.058      $10.747        1,150
                              2009       $10.747      $13.233        1,042
                              2010       $13.233      $14.029          908
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.254            0
                              2005       $11.254      $11.724            0
                              2006       $11.724      $13.572            0
                              2007       $13.572      $15.735            0
                              2008       $15.735      $14.779            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.427            0
                              2005       $11.427      $12.612            0
                              2006       $12.612      $13.494            0
                              2007       $13.494      $18.076            0
                              2008       $18.076      $ 9.870            0
                              2009       $ 9.870      $14.131            0
                              2010       $14.131      $14.753            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.276            0
                              2005       $11.276      $12.263            0
                              2006       $12.263      $13.320            0
                              2007       $13.320      $13.860            0
                              2008       $13.860      $ 8.664        1,774
                              2009       $ 8.664      $10.411          211
                              2010       $10.411      $11.154            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.469            0
                              2008       $ 9.469      $ 5.888        1,614
                              2009       $ 5.888      $ 7.469            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.469      $ 8.539             0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.708             0
                              2008       $ 9.708      $ 6.128         2,118
                              2009       $ 6.128      $ 7.480         2,118
                              2010       $ 7.480      $ 8.029         2,118
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.267             0
                              2005       $10.267      $10.442             0
                              2006       $10.442      $12.069             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.364             0
                              2005       $10.364      $10.766             0
                              2006       $10.766      $12.430             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.811             0
                              2005       $10.811      $10.976             0
                              2006       $10.976      $11.876             0
                              2007       $11.876      $11.605             0
                              2008       $11.605      $ 7.864        14,736
                              2009       $ 7.864      $11.941        13,067
                              2010       $11.941      $13.429         8,781
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.593             0
                              2005       $10.593      $10.600             0
                              2006       $10.600      $11.432             0
                              2007       $11.432      $11.381             0
                              2008       $11.381      $ 7.960             0
                              2009       $ 7.960      $11.335             0
                              2010       $11.335      $12.714             0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.413             0
                              2005       $10.413      $10.642             0
                              2006       $10.642      $11.198             0
                              2007       $11.198      $12.189             0
                              2008       $12.189      $ 7.531           253
                              2009       $ 7.531      $10.271           253
                              2010       $10.271      $11.295             0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.750             0
                              2005       $10.750      $11.281             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.281      $12.466            0
                              2007       $12.466      $13.448            0
                              2008       $13.448      $ 8.801            0
                              2009       $ 8.801      $10.921            0
                              2010       $10.921      $11.873            0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.890            0
                              2005       $ 9.890      $10.185            0
                              2006       $10.185      $11.278            0
                              2007       $11.278      $11.306            0
                              2008       $11.306      $ 6.704            0
                              2009       $ 6.704      $10.710            0
                              2010       $10.710      $14.275            0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.724            0
                              2005       $10.724      $10.788            0
                              2006       $10.788      $11.808            0
                              2007       $11.808      $12.032            0
                              2008       $12.032      $ 9.164        2,383
                              2009       $ 9.164      $10.578        1,300
                              2010       $10.578      $11.371        1,121
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.113            0
                              2005       $11.113      $11.602            0
                              2006       $11.602      $13.709            0
                              2007       $13.709      $14.461            0
                              2008       $14.461      $ 9.536            0
                              2009       $ 9.536      $11.449            0
                              2010       $11.449      $12.485            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.327            0
                              2005       $11.327      $12.669            0
                              2006       $12.669      $14.579            0
                              2007       $14.579      $15.163            0
                              2008       $15.163      $ 8.871        4,442
                              2009       $ 8.871      $12.121        4,442
                              2010       $12.121      $13.751        6,978
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.261            0
                              2005       $11.261      $12.115            0
                              2006       $12.115      $13.620            0
                              2007       $13.620      $13.167            0
                              2008       $13.167      $ 8.004        4,623
                              2009       $ 8.004      $10.742        4,623
                              2010       $10.742      $12.961        5,980

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.675             0
                              2006       $11.675      $11.757             0
                              2007       $11.757      $12.222             0
                              2008       $12.222      $ 6.086             0
                              2009       $ 6.086      $ 7.893             0
                              2010       $ 7.893      $ 9.841             0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.324             0
                              2005       $10.324      $10.645             0
                              2006       $10.645      $10.666             0
                              2007       $10.666      $10.837             0
                              2008       $10.837      $10.373           243
                              2009       $10.373      $11.760           243
                              2010       $11.760      $12.511         2,138
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.904             0
                              2005       $ 9.904      $ 9.980             0
                              2006       $ 9.980      $10.237             0
                              2007       $10.237      $10.527             0
                              2008       $10.527      $10.554             0
                              2009       $10.554      $10.360           168
                              2010       $10.360      $10.163           226
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.538             0
                              2005       $10.538      $10.548             0
                              2006       $10.548      $10.416             0
                              2007       $10.416      $11.303             0
                              2008       $11.303      $10.302         6,163
                              2009       $10.302      $11.959         5,258
                              2010       $11.959      $12.677         7,554
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.226             0
                              2005       $10.226      $10.272             0
                              2006       $10.272      $10.460             0
                              2007       $10.460      $11.154             0
                              2008       $11.154      $11.464        16,322
                              2009       $11.464      $12.822        22,266
                              2010       $12.822      $13.593        16,747
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.761             0
                              2005       $10.761      $10.840             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.840      $11.778            0
                              2007       $11.778      $11.034            0
                              2008       $11.034      $ 7.446          246
                              2009       $ 7.446      $ 7.170            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.167            0
                              2005       $11.167      $10.454            0
                              2006       $10.454      $11.416            0
                              2007       $11.416      $11.900            0
                              2008       $11.900      $10.750            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.540            0
                              2005       $10.540      $11.752        4,156
                              2006       $11.752      $12.836        3,993
                              2007       $12.836      $15.447        3,725
                              2008       $15.447      $ 8.975        4,744
                              2009       $ 8.975      $11.203        1,054
                              2010       $11.203      $12.215            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.432            0
                              2005       $10.432      $10.806            0
                              2006       $10.806      $11.584            0
                              2007       $11.584      $12.775            0
                              2008       $12.775      $ 7.183        3,495
                              2009       $ 7.183      $ 9.987        3,494
                              2010       $ 9.987      $11.359        2,841
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.045            0
                              2005       $11.045      $11.230            0
                              2006       $11.230      $13.065            0
                              2007       $13.065      $13.197            0
                              2008       $13.197      $ 8.247        6,961
                              2009       $ 8.247      $10.128        5,804
                              2010       $10.128      $11.394        1,117
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.325            0
                              2005       $10.325      $11.692            0
                              2006       $11.692      $11.902            0
                              2007       $11.902      $14.196            0
                              2008       $14.196      $ 7.050            0
                              2009       $ 7.050      $11.416            0
                              2010       $11.416      $13.725            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.782             0
                              2005       $12.782      $14.633             0
                              2006       $14.633      $19.753             0
                              2007       $19.753      $16.021             0
                              2008       $16.021      $ 9.730        19,497
                              2009       $ 9.730      $12.258        17,179
                              2010       $12.258      $15.568         9,958
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.039             0
                              2005       $12.039      $15.582             0
                              2006       $15.582      $21.313             0
                              2007       $21.313      $28.755             0
                              2008       $28.755      $ 9.929             0
                              2009       $ 9.929      $20.755             0
                              2010       $20.755      $25.813             0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.386             0
                              2005       $12.386      $18.421             0
                              2006       $18.421      $22.487             0
                              2007       $22.487      $32.046             0
                              2008       $32.046      $16.927             0
                              2009       $16.927      $26.146             0
                              2010       $26.146      $33.132           512
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.863             0
                              2005       $ 9.863      $ 9.690             0
                              2006       $ 9.690      $10.324             0
                              2007       $10.324      $10.532             0
                              2008       $10.532      $ 8.974             0
                              2009       $ 8.974      $10.020             0
                              2010       $10.020      $10.313             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

   ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR
                          EACH VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.153            0
                              2005       $10.153      $11.353            0
                              2006       $11.353      $13.230            0
                              2007       $13.230      $17.259            0
                              2008       $17.259      $ 9.253        4,939
                              2009       $ 9.253      $13.657        2,028
                              2010       $13.657      $15.200        1,468
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.037            0
                              2005       $10.037      $10.984            0
                              2006       $10.984      $11.287            0
                              2007       $11.287      $13.225            0
                              2008       $13.225      $ 6.957        3,946
                              2009       $ 6.957      $10.034          874
                              2010       $10.034      $11.096          665
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.559            0
                              2005       $10.559      $11.330          560
                              2006       $11.330      $12.196          560
                              2007       $12.196      $15.680          560
                              2008       $15.680      $ 6.378        7,069
                              2009       $ 6.378      $ 9.452        7,168
                              2010       $ 9.452      $11.007        5,739
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.151            0
                              2005       $10.151      $10.319            0
                              2006       $10.319      $10.829            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.829      $12.216             0
                              2008       $12.216      $ 8.506        10,597
                              2009       $ 8.506      $10.728         7,371
                              2010       $10.728      $11.976         7,273
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.316             0
                              2005       $11.316      $12.930         1,012
                              2006       $12.930      $14.113         2,092
                              2007       $14.113      $16.214         1,893
                              2008       $16.214      $ 9.101        28,684
                              2009       $ 9.101      $12.077        21,642
                              2010       $12.077      $13.832        17,751
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.770             0
                              2005       $10.770      $11.138             0
                              2006       $11.138      $13.084             0
                              2007       $13.084      $12.978             0
                              2008       $12.978      $ 7.269        14,731
                              2009       $ 7.269      $ 9.248        12,029
                              2010       $ 9.248      $10.410         9,669
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.745             0
                              2005       $ 9.745      $10.071             0
                              2006       $10.071      $10.514             0
                              2007       $10.514      $13.043             0
                              2008       $13.043      $ 6.731        16,962
                              2009       $ 6.731      $ 8.437        14,390
                              2010       $ 8.437      $10.236        12,852
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.599             0
                              2005       $10.599      $10.855           960
                              2006       $10.855      $12.275           932
                              2007       $12.275      $12.645           898
                              2008       $12.645      $ 7.783        23,795
                              2009       $ 7.783      $ 9.629        21,289
                              2010       $ 9.629      $10.821        19,513
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.149             0
                              2005       $10.149      $10.130           514
                              2006       $10.130      $10.334           923
                              2007       $10.334      $10.534           878
                              2008       $10.534      $ 9.961        18,708
                              2009       $ 9.961      $11.266        15,260
                              2010       $11.266      $11.868        13,587

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.901             0
                              2005       $ 9.901      $ 9.968         2,346
                              2006       $ 9.968      $10.215         3,989
                              2007       $10.215      $10.501         3,779
                              2008       $10.501      $10.570        20,703
                              2009       $10.570      $10.403        22,027
                              2010       $10.403      $10.197        20,364
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.861             0
                              2005       $10.861      $12.637             0
                              2006       $12.637      $14.579             0
                              2007       $14.579      $16.713             0
                              2008       $16.713      $ 9.174        11,572
                              2009       $ 9.174      $11.341        10,646
                              2010       $11.341      $12.534        10,245
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.676             0
                              2005       $10.676      $11.025             0
                              2006       $11.025      $12.197             0
                              2007       $12.197      $12.109             0
                              2008       $12.109      $ 5.704        12,250
                              2009       $ 5.704      $ 8.255         6,812
                              2010       $ 8.255      $ 8.647         4,371
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.236             0
                              2005       $10.236      $10.887             0
                              2006       $10.887      $11.311             0
                              2007       $11.311      $12.377             0
                              2008       $12.377      $ 6.956           778
                              2009       $ 6.956      $ 8.224           764
                              2010       $ 8.224      $ 9.281           526
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.748             0
                              2007       $10.748      $11.356             0
                              2008       $11.356      $ 7.750           699
                              2009       $ 7.750      $ 9.716           575
                              2010       $ 9.716      $10.397           574
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.918             0
                              2005       $10.918      $11.472           908
                              2006       $11.472      $12.471         1,223
                              2007       $12.471      $13.348         1,118
                              2008       $13.348      $ 9.325        16,857
                              2009       $ 9.325      $11.860        15,391
                              2010       $11.860      $13.218        14,593
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.122             0
                              2005       $10.122      $10.239         1,017
                              2006       $10.239      $10.342         1,475
                              2007       $10.342      $10.839         1,377
                              2008       $10.839      $10.778         5,873
                              2009       $10.778      $10.648         9,644
                              2010       $10.648      $10.939         7,000
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.011             0
                              2005       $11.011      $11.835             0
                              2006       $11.835      $13.445             0
                              2007       $13.445      $13.500             0
                              2008       $13.500      $ 8.964        17,848
                              2009       $ 8.964      $10.897        15,212
                              2010       $10.897      $11.975        13,218
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.040             0
                              2005       $11.040      $12.016             0
                              2006       $12.016      $12.350             0
                              2007       $12.350      $14.224             0
                              2008       $14.224      $ 7.407         1,437
                              2009       $ 7.407      $11.345           874
                              2010       $11.345      $14.144           883
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.830         1,406
                              2009       $ 6.830      $11.981         1,360
                              2010       $11.981      $14.671         1,240
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.230             0
                              2005       $11.230      $12.101           861
                              2006       $12.101      $13.639         1,119
                              2007       $13.639      $14.316         1,043
                              2008       $14.316      $10.110        13,049

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.110      $13.163         9,890
                              2010       $13.163      $14.874         9,661
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.921             0
                              2006       $10.921      $13.038             0
                              2007       $13.038      $11.989             0
                              2008       $11.989      $ 7.525         4,642
                              2009       $ 7.525      $ 7.115             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.556             0
                              2005       $10.556      $11.133             0
                              2006       $11.133      $12.041             0
                              2007       $12.041      $13.006             0
                              2008       $13.006      $10.693         3,192
                              2009       $10.693      $13.154         6,741
                              2010       $13.154      $13.930         7,821
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.244             0
                              2005       $11.244      $11.701             0
                              2006       $11.701      $13.532             0
                              2007       $13.532      $15.672             0
                              2008       $15.672      $14.715             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.417             0
                              2005       $11.417      $12.587             0
                              2006       $12.587      $13.454             0
                              2007       $13.454      $18.004             0
                              2008       $18.004      $ 9.821        13,194
                              2009       $ 9.821      $14.046         8,055
                              2010       $14.046      $14.649         5,350
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.266             0
                              2005       $11.266      $12.240             0
                              2006       $12.240      $13.281             0
                              2007       $13.281      $13.804             0
                              2008       $13.804      $ 8.621        12,292
                              2009       $ 8.621      $10.349        10,291
                              2010       $10.349      $11.084             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.463             0
                              2008       $ 9.463      $ 5.878           448
                              2009       $ 5.878      $ 7.448         3,641

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.448      $ 8.507         1,483
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.702             0
                              2008       $ 9.702      $ 6.117         7,386
                              2009       $ 6.117      $ 7.460         7,097
                              2010       $ 7.460      $ 7.999        14,533
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.258             0
                              2005       $10.258      $10.422             0
                              2006       $10.422      $12.033             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.354             0
                              2005       $10.354      $10.745             0
                              2006       $10.745      $12.393             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.801             0
                              2005       $10.801      $10.955         1,975
                              2006       $10.955      $11.841         2,642
                              2007       $11.841      $11.559         2,641
                              2008       $11.559      $ 7.825        16,131
                              2009       $ 7.825      $11.869        12,323
                              2010       $11.869      $13.334         9,916
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.583             0
                              2005       $10.583      $10.579             0
                              2006       $10.579      $11.398           334
                              2007       $11.398      $11.335           315
                              2008       $11.335      $ 7.921        11,168
                              2009       $ 7.921      $11.267         9,015
                              2010       $11.267      $12.625         7,838
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.404             0
                              2005       $10.404      $10.622             0
                              2006       $10.622      $11.165             0
                              2007       $11.165      $12.140             0
                              2008       $12.140      $ 7.493         4,412
                              2009       $ 7.493      $10.209         2,701
                              2010       $10.209      $11.216         2,642
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.740             0
                              2005       $10.740      $11.259             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.259      $12.429             0
                              2007       $12.429      $13.394             0
                              2008       $13.394      $ 8.757         5,233
                              2009       $ 8.757      $10.855         4,087
                              2010       $10.855      $11.789         3,740
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.880             0
                              2005       $ 9.880      $10.165             0
                              2006       $10.165      $11.245             0
                              2007       $11.245      $11.261             0
                              2008       $11.261      $ 6.671         6,557
                              2009       $ 6.671      $10.645         5,377
                              2010       $10.645      $14.175         4,770
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.714             0
                              2005       $10.714      $10.767             0
                              2006       $10.767      $11.773             0
                              2007       $11.773      $11.984             0
                              2008       $11.984      $ 9.118        18,184
                              2009       $ 9.118      $10.514        16,873
                              2010       $10.514      $11.291        13,631
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.103             0
                              2005       $11.103      $11.579         1,053
                              2006       $11.579      $13.668         1,053
                              2007       $13.668      $14.403         1,053
                              2008       $14.403      $ 9.488         4,064
                              2009       $ 9.488      $11.380         2,246
                              2010       $11.380      $12.397         2,145
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.317             0
                              2005       $11.317      $12.644           523
                              2006       $12.644      $14.536           523
                              2007       $14.536      $15.102           523
                              2008       $15.102      $ 8.826        20,906
                              2009       $ 8.826      $12.048        17,303
                              2010       $12.048      $13.654        14,202
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.250             0
                              2005       $11.250      $12.091           528
                              2006       $12.091      $13.580           528
                              2007       $13.580      $13.115           528
                              2008       $13.115      $ 7.964        18,816
                              2009       $ 7.964      $10.678        15,659
                              2010       $10.678      $12.870        13,843

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.667             0
                              2006       $11.667      $11.737             0
                              2007       $11.737      $12.189             0
                              2008       $12.189      $ 6.063             0
                              2009       $ 6.063      $ 7.855             0
                              2010       $ 7.855      $ 9.784         1,447
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.315             0
                              2005       $10.315      $10.624             0
                              2006       $10.624      $10.635             0
                              2007       $10.635      $10.794             0
                              2008       $10.794      $10.321        11,021
                              2009       $10.321      $11.690         6,222
                              2010       $11.690      $12.423         4,591
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.895             0
                              2005       $ 9.895      $ 9.960           358
                              2006       $ 9.960      $10.207           355
                              2007       $10.207      $10.485           352
                              2008       $10.485      $10.501        25,951
                              2009       $10.501      $10.298        21,518
                              2010       $10.298      $10.092        20,683
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.528             0
                              2005       $10.528      $10.528           478
                              2006       $10.528      $10.385           478
                              2007       $10.385      $11.258           478
                              2008       $11.258      $10.251       121,212
                              2009       $10.251      $11.887       109,743
                              2010       $11.887      $12.588        97,258
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.216             0
                              2005       $10.216      $10.252         2,375
                              2006       $10.252      $10.429         2,781
                              2007       $10.429      $11.110         2,700
                              2008       $11.110      $11.407        69,955
                              2009       $11.407      $12.745        64,059
                              2010       $12.745      $13.497        59,081
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.754             0
                              2005       $10.754      $10.822             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.822      $11.746             0
                              2007       $11.746      $10.993             0
                              2008       $10.993      $ 7.410         2,774
                              2009       $ 7.410      $ 7.133             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.156             0
                              2005       $11.156      $10.433             0
                              2006       $10.433      $11.382             0
                              2007       $11.382      $11.853             0
                              2008       $11.853      $10.706             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.530             0
                              2005       $10.530      $11.730             0
                              2006       $11.730      $12.798             0
                              2007       $12.798      $15.385             0
                              2008       $15.385      $ 8.931         1,114
                              2009       $ 8.931      $11.135         1,695
                              2010       $11.135      $12.130         1,279
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.422             0
                              2005       $10.422      $10.785         2,248
                              2006       $10.785      $11.550         2,248
                              2007       $11.550      $12.725         2,248
                              2008       $12.725      $ 7.148        19,376
                              2009       $ 7.148      $ 9.927        13,870
                              2010       $ 9.927      $11.279        12,522
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.034             0
                              2005       $11.034      $11.208         1,617
                              2006       $11.208      $13.026         1,617
                              2007       $13.026      $13.145         1,617
                              2008       $13.145      $ 8.206        36,500
                              2009       $ 8.206      $10.067        27,840
                              2010       $10.067      $11.314        23,674
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.316             0
                              2005       $10.316      $11.669             0
                              2006       $11.669      $11.866             0
                              2007       $11.866      $14.140             0
                              2008       $14.140      $ 7.015         2,023
                              2009       $ 7.015      $11.347         2,446
                              2010       $11.347      $13.628         2,214

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.770             0
                              2005       $12.770      $14.604         1,070
                              2006       $14.604      $19.695         1,646
                              2007       $19.695      $15.957         1,963
                              2008       $15.957      $ 9.681        24,317
                              2009       $ 9.681      $12.184        20,226
                              2010       $12.184      $15.459        17,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.027             0
                              2005       $12.027      $15.552             0
                              2006       $15.552      $21.250             0
                              2007       $21.250      $28.641             0
                              2008       $28.641      $ 9.880         4,980
                              2009       $ 9.880      $20.630         2,624
                              2010       $20.630      $25.632         1,575
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.375             0
                              2005       $12.375      $18.385             0
                              2006       $18.385      $22.421             0
                              2007       $22.421      $31.918             0
                              2008       $31.918      $16.843        10,186
                              2009       $16.843      $25.989         9,994
                              2010       $25.989      $32.899         9,244
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.853             0
                              2005       $ 9.853      $ 9.672             0
                              2006       $ 9.672      $10.294             0
                              2007       $10.294      $10.490             0
                              2008       $10.490      $ 8.929         1,438
                              2009       $ 8.929      $ 9.959           661
                              2010       $ 9.959      $10.240           542



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

   CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION CLASSIC
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.148            0
                              2005       $10.148      $11.342           10
                              2006       $11.342      $13.210           31
                              2007       $13.210      $17.224           66
                              2008       $17.224      $ 9.229        2,212
                              2009       $ 9.229      $13.616        1,983
                              2010       $13.616      $15.146        4,601
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.033            0
                              2005       $10.033      $10.974            6
                              2006       $10.974      $11.270            8
                              2007       $11.270      $13.199           12
                              2008       $13.199      $ 6.939        1,813
                              2009       $ 6.939      $10.003          271
                              2010       $10.003      $11.057          268
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.554            0
                              2005       $10.554      $11.319            9
                              2006       $11.319      $12.177           32
                              2007       $12.177      $15.648           71
                              2008       $15.648      $ 6.362        6,222
                              2009       $ 6.362      $ 9.424        3,353
                              2010       $ 9.424      $10.968        3,421
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.146           29
                              2005       $10.146      $10.309           29
                              2006       $10.309      $10.813           30

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.813      $12.191            27
                              2008       $12.191      $ 8.485         5,702
                              2009       $ 8.485      $10.696         5,339
                              2010       $10.696      $11.934         4,968
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.311             0
                              2005       $11.311      $12.917           430
                              2006       $12.917      $14.092           636
                              2007       $14.092      $16.182           665
                              2008       $16.182      $ 9.079         8,088
                              2009       $ 9.079      $12.040         5,836
                              2010       $12.040      $13.783         5,460
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.765            24
                              2005       $10.765      $11.127            25
                              2006       $11.127      $13.065           675
                              2007       $13.065      $12.952            30
                              2008       $12.952      $ 7.251         8,265
                              2009       $ 7.251      $ 9.220         8,091
                              2010       $ 9.220      $10.373         2,975
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.741             0
                              2005       $ 9.741      $10.062           270
                              2006       $10.062      $10.498           518
                              2007       $10.498      $13.016           521
                              2008       $13.016      $ 6.714         2,303
                              2009       $ 6.714      $ 8.411         2,571
                              2010       $ 8.411      $10.200         2,136
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.594            43
                              2005       $10.594      $10.845           536
                              2006       $10.845      $12.257         1,666
                              2007       $12.257      $12.620         1,649
                              2008       $12.620      $ 7.764        12,992
                              2009       $ 7.764      $ 9.600         8,947
                              2010       $ 9.600      $10.782         5,824
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.145            35
                              2005       $10.145      $10.120           775
                              2006       $10.120      $10.318         2,841
                              2007       $10.318      $10.513         1,211
                              2008       $10.513      $ 9.936         8,137
                              2009       $ 9.936      $11.232         6,423
                              2010       $11.232      $11.826         5,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.896           121
                              2005       $ 9.896      $ 9.958           987
                              2006       $ 9.958      $10.200         3,316
                              2007       $10.200      $10.480         2,476
                              2008       $10.480      $10.544        32,210
                              2009       $10.544      $10.371        10,057
                              2010       $10.371      $10.161         9,033
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.856             0
                              2005       $10.856      $12.625           415
                              2006       $12.625      $14.557         1,880
                              2007       $14.557      $16.680         1,253
                              2008       $16.680      $ 9.151         4,791
                              2009       $ 9.151      $11.307         4,373
                              2010       $11.307      $12.490         4,191
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.671            28
                              2005       $10.671      $11.014           307
                              2006       $11.014      $12.179           329
                              2007       $12.179      $12.085           336
                              2008       $12.085      $ 5.690         5,172
                              2009       $ 5.690      $ 8.230         4,860
                              2010       $ 8.230      $ 8.616         5,990
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.232             0
                              2005       $10.232      $10.877           116
                              2006       $10.877      $11.294           116
                              2007       $11.294      $12.353           116
                              2008       $12.353      $ 6.938           142
                              2009       $ 6.938      $ 8.200           142
                              2010       $ 8.200      $ 9.248           142
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.745           714
                              2007       $10.745      $11.347            14
                              2008       $11.347      $ 7.740         4,163
                              2009       $ 7.740      $ 9.698         3,963
                              2010       $ 9.698      $10.372         2,964
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.913             0
                              2005       $10.913      $11.461             0
                              2006       $11.461      $12.453           379
                              2007       $12.453      $13.322             5
                              2008       $13.322      $ 9.301         5,011
                              2009       $ 9.301      $11.824         3,173
                              2010       $11.824      $13.171         2,724
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.117            59
                              2005       $10.117      $10.229            59
                              2006       $10.229      $10.326            63
                              2007       $10.326      $10.818            60
                              2008       $10.818      $10.751         3,095
                              2009       $10.751      $10.616         1,679
                              2010       $10.616      $10.900           967
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.006            27
                              2005       $11.006      $11.823           425
                              2006       $11.823      $13.425         1,636
                              2007       $13.425      $13.473         1,658
                              2008       $13.473      $ 8.941        10,380
                              2009       $ 8.941      $10.864        10,965
                              2010       $10.864      $11.932         8,005
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.035             0
                              2005       $11.035      $12.004             0
                              2006       $12.004      $12.331             0
                              2007       $12.331      $14.196             0
                              2008       $14.196      $ 7.388           908
                              2009       $ 7.388      $11.311         1,675
                              2010       $11.311      $14.094         3,034
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.813         1,692
                              2009       $ 6.813      $11.945         1,598
                              2010       $11.945      $14.620         1,557
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.225             0
                              2005       $11.225      $12.089           488
                              2006       $12.089      $13.619         1,361
                              2007       $13.619      $14.287         1,386
                              2008       $14.287      $10.085         7,350

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.085      $13.123        5,424
                              2010       $13.123      $14.822        4,331
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.918            0
                              2006       $10.918      $13.027          244
                              2007       $13.027      $11.972           79
                              2008       $11.972      $ 7.511        1,246
                              2009       $ 7.511      $ 7.100            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.551            0
                              2005       $10.551      $11.122            1
                              2006       $11.122      $12.023            3
                              2007       $12.023      $12.980            6
                              2008       $12.980      $10.666        7,141
                              2009       $10.666      $13.114        5,509
                              2010       $13.114      $13.881        5,233
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239            0
                              2005       $11.239      $11.690            0
                              2006       $11.690      $13.512            0
                              2007       $13.512      $15.641            0
                              2008       $15.641      $14.684            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.411            0
                              2005       $11.411      $12.575          228
                              2006       $12.575      $13.434          427
                              2007       $13.434      $17.968          426
                              2008       $17.968      $ 9.796          866
                              2009       $ 9.796      $14.003          620
                              2010       $14.003      $14.598          619
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.260            0
                              2005       $11.260      $12.228          141
                              2006       $12.228      $13.261          185
                              2007       $13.261      $13.777          246
                              2008       $13.777      $ 8.599          577
                              2009       $ 8.599      $10.317          366
                              2010       $10.317      $11.048            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.459            1
                              2008       $ 9.459      $ 5.873          157
                              2009       $ 5.873      $ 7.438          131

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.438      $ 8.491          124
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.698           33
                              2008       $ 9.698      $ 6.112           42
                              2009       $ 6.112      $ 7.450           40
                              2010       $ 7.450      $ 7.984           41
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.253            0
                              2005       $10.253      $10.411            1
                              2006       $10.411      $12.016            1
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.349           29
                              2005       $10.349      $10.734           28
                              2006       $10.734      $12.375           26
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.796           60
                              2005       $10.796      $10.944          333
                              2006       $10.944      $11.824        1,989
                              2007       $11.824      $11.536        1,332
                              2008       $11.536      $ 7.806        5,887
                              2009       $ 7.806      $11.833        3,715
                              2010       $11.833      $13.287        3,300
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.578            0
                              2005       $10.578      $10.569          111
                              2006       $10.569      $11.382          111
                              2007       $11.382      $11.313          111
                              2008       $11.313      $ 7.901        6,496
                              2009       $ 7.901      $11.233        5,026
                              2010       $11.233      $12.580        5,042
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.399            0
                              2005       $10.399      $10.611          214
                              2006       $10.611      $11.148        1,690
                              2007       $11.148      $12.116        1,582
                              2008       $12.116      $ 7.475        3,472
                              2009       $ 7.475      $10.179        3,243
                              2010       $10.179      $11.176        2,796
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.735            0
                              2005       $10.735      $11.248            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.248      $12.411             0
                              2007       $12.411      $13.367             0
                              2008       $13.367      $ 8.735           791
                              2009       $ 8.735      $10.822         1,337
                              2010       $10.822      $11.748         1,213
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.876             0
                              2005       $ 9.876      $10.155             0
                              2006       $10.155      $11.228             0
                              2007       $11.228      $11.239             0
                              2008       $11.239      $ 6.654         1,853
                              2009       $ 6.654      $10.613         2,483
                              2010       $10.613      $14.125         3,909
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.709             0
                              2005       $10.709      $10.757           501
                              2006       $10.757      $11.756           529
                              2007       $11.756      $11.960           534
                              2008       $11.960      $ 9.095        12,294
                              2009       $ 9.095      $10.483        10,700
                              2010       $10.483      $11.251         7,267
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.097             0
                              2005       $11.097      $11.568             0
                              2006       $11.568      $13.648             0
                              2007       $13.648      $14.374             0
                              2008       $14.374      $ 9.464         1,222
                              2009       $ 9.464      $11.346         1,559
                              2010       $11.346      $12.354         1,111
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.312             0
                              2005       $11.312      $12.632             1
                              2006       $12.632      $14.515             3
                              2007       $14.515      $15.072             6
                              2008       $15.072      $ 8.804         5,985
                              2009       $ 8.804      $12.012         5,293
                              2010       $12.012      $13.606         6,574
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.245             0
                              2005       $11.245      $12.079            95
                              2006       $12.079      $13.560           503
                              2007       $13.560      $13.089           530
                              2008       $13.089      $ 7.944         5,504
                              2009       $ 7.944      $10.645         4,884
                              2010       $10.645      $12.825         4,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.663             0
                              2006       $11.663      $11.727             0
                              2007       $11.727      $12.172             0
                              2008       $12.172      $ 6.052           684
                              2009       $ 6.052      $ 7.836           523
                              2010       $ 7.836      $ 9.756         2,804
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.310            35
                              2005       $10.310      $10.614           142
                              2006       $10.614      $10.619         1,171
                              2007       $10.619      $10.772         1,178
                              2008       $10.772      $10.295         1,059
                              2009       $10.295      $11.654         1,204
                              2010       $11.654      $12.379         1,213
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.890            13
                              2005       $ 9.890      $ 9.951           392
                              2006       $ 9.951      $10.192           411
                              2007       $10.192      $10.464           430
                              2008       $10.464      $10.475        33,726
                              2009       $10.475      $10.267        27,652
                              2010       $10.267      $10.056        15,987
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.523            34
                              2005       $10.523      $10.517           501
                              2006       $10.517      $10.370         1,108
                              2007       $10.370      $11.235         1,058
                              2008       $11.235      $10.225         6,340
                              2009       $10.225      $11.852         6,080
                              2010       $11.852      $12.544         9,891
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.212            35
                              2005       $10.212      $10.242           583
                              2006       $10.242      $10.414         3,132
                              2007       $10.414      $11.088           932
                              2008       $11.088      $11.378         6,794
                              2009       $11.378      $12.707         6,216
                              2010       $12.707      $13.450         6,982
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.750             0
                              2005       $10.750      $10.813             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.813      $11.730             0
                              2007       $11.730      $10.973             0
                              2008       $10.973      $ 7.393           997
                              2009       $ 7.393      $ 7.115             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.151             0
                              2005       $11.151      $10.423           123
                              2006       $10.423      $11.365           124
                              2007       $11.365      $11.829           128
                              2008       $11.829      $10.685             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.526             0
                              2005       $10.526      $11.718             0
                              2006       $11.718      $12.779             0
                              2007       $12.779      $15.355             0
                              2008       $15.355      $ 8.908             1
                              2009       $ 8.908      $11.102           409
                              2010       $11.102      $12.087           183
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.417            12
                              2005       $10.417      $10.774           443
                              2006       $10.774      $11.533         2,919
                              2007       $11.533      $12.699         2,176
                              2008       $12.699      $ 7.130         6,422
                              2009       $ 7.130      $ 9.897         5,969
                              2010       $ 9.897      $11.240         3,905
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.029            51
                              2005       $11.029      $11.197           903
                              2006       $11.197      $13.007         2,594
                              2007       $13.007      $13.118         2,618
                              2008       $13.118      $ 8.185        12,005
                              2009       $ 8.185      $10.036        11,529
                              2010       $10.036      $11.274         8,979
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.311             0
                              2005       $10.311      $11.658           114
                              2006       $11.658      $11.849           114
                              2007       $11.849      $14.111           114
                              2008       $14.111      $ 6.997         2,412
                              2009       $ 6.997      $11.313         2,172
                              2010       $11.313      $13.580         1,591

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.764           47
                              2005       $12.764      $14.590          256
                              2006       $14.590      $19.666          280
                              2007       $19.666      $15.925          331
                              2008       $15.925      $ 9.657        3,507
                              2009       $ 9.657      $12.148        2,547
                              2010       $12.148      $15.405        2,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.022            0
                              2005       $12.022      $15.536            0
                              2006       $15.536      $21.218            0
                              2007       $21.218      $28.584            0
                              2008       $28.584      $ 9.855        1,602
                              2009       $ 9.855      $20.568        1,715
                              2010       $20.568      $25.541        3,485
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.369            0
                              2005       $12.369      $18.368            1
                              2006       $18.368      $22.387            2
                              2007       $22.387      $31.855            3
                              2008       $31.855      $16.800        1,461
                              2009       $16.800      $25.911        1,612
                              2010       $25.911      $32.783        2,593
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.849            0
                              2005       $ 9.849      $ 9.662            0
                              2006       $ 9.662      $10.278            0
                              2007       $10.278      $10.469            0
                              2008       $10.469      $ 8.907          697
                              2009       $ 8.907      $ 9.929            0
                              2010       $ 9.929      $10.204            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.8



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.167            0
                              2005       $10.167      $11.387            0
                              2006       $11.387      $13.289        2,237
                              2007       $13.289      $17.362            0
                              2008       $17.362      $ 9.322        3,809
                              2009       $ 9.322      $13.781        2,843
                              2010       $13.781      $15.362        2,643
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.051            0
                              2005       $10.051      $11.016            0
                              2006       $11.016      $11.337           35
                              2007       $11.337      $13.304           55
                              2008       $13.304      $ 7.009          736
                              2009       $ 7.009      $10.125          641
                              2010       $10.125      $11.214          641
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.574          687
                              2005       $10.574      $11.363          684
                              2006       $11.363      $12.250        4,222
                              2007       $12.250      $15.774        1,912
                              2008       $15.774      $ 6.426        3,684
                              2009       $ 6.426      $ 9.538        2,991
                              2010       $ 9.538      $11.124        2,459
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.165        3,190
                              2005       $10.165      $10.349        3,243
                              2006       $10.349      $10.878        2,532

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.878      $12.289         2,308
                              2008       $12.289      $ 8.571         2,210
                              2009       $ 8.571      $10.826         2,210
                              2010       $10.826      $12.103         2,210
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.332         6,549
                              2005       $11.332      $12.968        20,860
                              2006       $12.968      $14.176        31,703
                              2007       $14.176      $16.312        27,976
                              2008       $16.312      $ 9.170        19,287
                              2009       $ 9.170      $12.186         8,927
                              2010       $12.186      $13.979         8,674
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.785        11,943
                              2005       $10.785      $11.170        11,713
                              2006       $11.170      $13.143        17,421
                              2007       $13.143      $13.056        12,146
                              2008       $13.056      $ 7.324        11,541
                              2009       $ 7.324      $ 9.332         3,214
                              2010       $ 9.332      $10.520         3,141
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.759           750
                              2005       $ 9.759      $10.101         1,068
                              2006       $10.101      $10.561         3,056
                              2007       $10.561      $13.121         3,011
                              2008       $13.121      $ 6.782         4,991
                              2009       $ 6.782      $ 8.514         2,528
                              2010       $ 8.514      $10.345         2,133
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.614         9,000
                              2005       $10.614      $10.887        27,295
                              2006       $10.887      $12.330        27,743
                              2007       $12.330      $12.721        27,122
                              2008       $12.721      $ 7.842        23,853
                              2009       $ 7.842      $ 9.716        15,967
                              2010       $ 9.716      $10.936        15,476
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.163           849
                              2005       $10.163      $10.160         7,157
                              2006       $10.160      $10.380        10,138
                              2007       $10.380      $10.597        10,115
                              2008       $10.597      $10.036         7,293
                              2009       $10.036      $11.368         5,296
                              2010       $11.368      $11.994         5,455

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.915         7,160
                              2005       $ 9.915      $ 9.997        13,959
                              2006       $ 9.997      $10.261        50,381
                              2007       $10.261      $10.564        85,777
                              2008       $10.564      $10.650        22,428
                              2009       $10.650      $10.497        13,102
                              2010       $10.497      $10.305        14,327
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.876           793
                              2005       $10.876      $12.674         3,879
                              2006       $12.674      $14.643         6,726
                              2007       $14.643      $16.813         5,215
                              2008       $16.813      $ 9.243         5,779
                              2009       $ 9.243      $11.445         4,512
                              2010       $11.445      $12.668         4,335
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.691             0
                              2005       $10.691      $11.057           151
                              2006       $11.057      $12.252         2,277
                              2007       $12.252      $12.182         2,546
                              2008       $12.182      $ 5.747         4,282
                              2009       $ 5.747      $ 8.330         3,523
                              2010       $ 8.330      $ 8.739         2,482
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.251             0
                              2005       $10.251      $10.919             0
                              2006       $10.919      $11.361             0
                              2007       $11.361      $12.452             0
                              2008       $12.452      $ 7.008             0
                              2009       $ 7.008      $ 8.299             0
                              2010       $ 8.299      $ 9.380             0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.759           117
                              2007       $10.759      $11.385           117
                              2008       $11.385      $ 7.782           117
                              2009       $ 7.782      $ 9.771           117
                              2010       $ 9.771      $10.472           117
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.933             0
                              2005       $10.933      $11.505           399
                              2006       $11.505      $12.527           443
                              2007       $12.527      $13.428           412
                              2008       $13.428      $ 9.395         7,139
                              2009       $ 9.395      $11.968         6,750
                              2010       $11.968      $13.358         6,678
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.136             0
                              2005       $10.136      $10.269         6,793
                              2006       $10.269      $10.388         8,280
                              2007       $10.388      $10.904         8,404
                              2008       $10.904      $10.859         3,318
                              2009       $10.859      $10.744         3,523
                              2010       $10.744      $11.055         3,633
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.027           372
                              2005       $11.027      $11.869         5,952
                              2006       $11.869      $13.504         7,435
                              2007       $13.504      $13.581         7,698
                              2008       $13.581      $ 9.031         7,108
                              2009       $ 9.031      $10.996         7,229
                              2010       $10.996      $12.102         7,067
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.055             0
                              2005       $11.055      $12.051             0
                              2006       $12.051      $12.405             0
                              2007       $12.405      $14.309             0
                              2008       $14.309      $ 7.463           304
                              2009       $ 7.463      $11.448           258
                              2010       $11.448      $14.294            54
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.882         1,065
                              2009       $ 6.882      $12.090           877
                              2010       $12.090      $14.827           724
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.245         7,782
                              2005       $11.245      $12.136        10,611
                              2006       $12.136      $13.700        12,544
                              2007       $13.700      $14.402        11,034
                              2008       $14.402      $10.187        15,614

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.187      $13.283        9,872
                              2010       $13.283      $15.033        9,600
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.933            0
                              2006       $10.933      $13.071        5,910
                              2007       $13.071      $12.038        2,089
                              2008       $12.038      $ 7.567          427
                              2009       $ 7.567      $ 7.159            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.571          541
                              2005       $10.571      $11.165        3,565
                              2006       $11.165      $12.094        4,817
                              2007       $12.094      $13.084        4,768
                              2008       $13.084      $10.774        4,946
                              2009       $10.774      $13.273        5,609
                              2010       $13.273      $14.078        5,673
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.259            0
                              2005       $11.259      $11.735            0
                              2006       $11.735      $13.592          930
                              2007       $13.592      $15.766          930
                              2008       $15.766      $14.811            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.432          750
                              2005       $11.432      $12.624        3,195
                              2006       $12.624      $13.514        6,242
                              2007       $13.514      $18.112        6,218
                              2008       $18.112      $ 9.895        2,499
                              2009       $ 9.895      $14.173        1,280
                              2010       $14.173      $14.805          763
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.281            0
                              2005       $11.281      $12.275            0
                              2006       $12.275      $13.340        2,779
                              2007       $13.340      $13.887        2,770
                              2008       $13.887      $ 8.686        3,021
                              2009       $ 8.686      $10.443        1,174
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.473            0
                              2008       $ 9.473      $ 5.893            0
                              2009       $ 5.893      $ 7.479            0
                              2010       $ 7.479      $ 8.555            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.712             0
                              2008       $ 9.712      $ 6.133             0
                              2009       $ 6.133      $ 7.491             0
                              2010       $ 7.491      $ 8.044             0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.272             0
                              2005       $10.272      $10.452             0
                              2006       $10.452      $12.087             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.368             0
                              2005       $10.368      $10.776             0
                              2006       $10.776      $12.448             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.816         1,188
                              2005       $10.816      $10.987         3,255
                              2006       $10.987      $11.894        10,729
                              2007       $11.894      $11.628         8,566
                              2008       $11.628      $ 7.884        10,288
                              2009       $ 7.884      $11.977         7,854
                              2010       $11.977      $13.476         7,086
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.598           813
                              2005       $10.598      $10.610         1,132
                              2006       $10.610      $11.449         1,508
                              2007       $11.449      $11.403         1,523
                              2008       $11.403      $ 7.980         1,699
                              2009       $ 7.980      $11.369           401
                              2010       $11.369      $12.759           392
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.418             0
                              2005       $10.418      $10.653         6,161
                              2006       $10.653      $11.214         6,863
                              2007       $11.214      $12.213         6,611
                              2008       $12.213      $ 7.550         7,287
                              2009       $ 7.550      $10.302         6,634
                              2010       $10.302      $11.335         6,657
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.755             0
                              2005       $10.755      $11.292             0
                              2006       $11.292      $12.484             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.484      $13.474             0
                              2008       $13.474      $ 8.823         2,154
                              2009       $ 8.823      $10.954         2,472
                              2010       $10.954      $11.915         1,644
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.894           565
                              2005       $ 9.894      $10.195           624
                              2006       $10.195      $11.295             0
                              2007       $11.295      $11.329             0
                              2008       $11.329      $ 6.721             0
                              2009       $ 6.721      $10.742           760
                              2010       $10.742      $14.326           392
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.729           336
                              2005       $10.729      $10.799         2,123
                              2006       $10.799      $11.826        11,717
                              2007       $11.826      $12.056        12,284
                              2008       $12.056      $ 9.187         5,971
                              2009       $ 9.187      $10.610         2,013
                              2010       $10.610      $11.411         1,720
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.118             0
                              2005       $11.118      $11.613         2,441
                              2006       $11.613      $13.729         3,058
                              2007       $13.729      $14.489         3,192
                              2008       $14.489      $ 9.560         3,261
                              2009       $ 9.560      $11.484           460
                              2010       $11.484      $12.529           484
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.333         6,620
                              2005       $11.333      $12.681         6,064
                              2006       $12.681      $14.601        10,013
                              2007       $14.601      $15.193         8,168
                              2008       $15.193      $ 8.893         7,844
                              2009       $ 8.893      $12.157         2,670
                              2010       $12.157      $13.799         2,115
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.266           238
                              2005       $11.266      $12.127         3,151
                              2006       $12.127      $13.641         5,820
                              2007       $13.641      $13.194         5,778
                              2008       $13.194      $ 8.024         6,461
                              2009       $ 8.024      $10.775         5,119
                              2010       $10.775      $13.007         4,684

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.679             0
                              2006       $11.679      $11.767         1,169
                              2007       $11.767      $12.239         1,169
                              2008       $12.239      $ 6.098         1,169
                              2009       $ 6.098      $ 7.911           933
                              2010       $ 7.911      $ 9.869           743
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.329         1,081
                              2005       $10.329      $10.655         5,386
                              2006       $10.655      $10.682         7,679
                              2007       $10.682      $10.859         7,887
                              2008       $10.859      $10.399         5,554
                              2009       $10.399      $11.796         3,818
                              2010       $11.796      $12.555         3,920
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.908             0
                              2005       $ 9.908      $ 9.989        16,192
                              2006       $ 9.989      $10.253         1,475
                              2007       $10.253      $10.548         1,386
                              2008       $10.548      $10.580           684
                              2009       $10.580      $10.391         1,236
                              2010       $10.391      $10.199         1,761
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.542         8,341
                              2005       $10.542      $10.558        12,915
                              2006       $10.558      $10.432        17,896
                              2007       $10.432      $11.325        17,186
                              2008       $11.325      $10.328         9,728
                              2009       $10.328      $11.995         4,357
                              2010       $11.995      $12.722         4,362
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.231           869
                              2005       $10.231      $10.282         7,925
                              2006       $10.282      $10.476        15,611
                              2007       $10.476      $11.177        16,007
                              2008       $11.177      $11.493        11,281
                              2009       $11.493      $12.861         7,052
                              2010       $12.861      $13.641         6,399
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.765         4,912
                              2005       $10.765      $10.850         4,465
                              2006       $10.850      $11.794         4,471

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.794      $11.055         4,671
                              2008       $11.055      $ 7.463         8,555
                              2009       $ 7.463      $ 7.188             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.172             0
                              2005       $11.172      $10.464            40
                              2006       $10.464      $11.433            39
                              2007       $11.433      $11.924            39
                              2008       $11.924      $10.771             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.545             0
                              2005       $10.545      $11.764             0
                              2006       $11.764      $12.855         2,808
                              2007       $12.855      $15.478         1,695
                              2008       $15.478      $ 8.998         1,797
                              2009       $ 8.998      $11.236           474
                              2010       $11.236      $12.259           463
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.437             0
                              2005       $10.437      $10.816         6,263
                              2006       $10.816      $11.601         7,726
                              2007       $11.601      $12.801         7,425
                              2008       $12.801      $ 7.201         9,033
                              2009       $ 7.201      $10.017         7,721
                              2010       $10.017      $11.399         7,497
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.050         4,986
                              2005       $11.050      $11.241        12,557
                              2006       $11.241      $13.085        18,227
                              2007       $13.085      $13.223        18,328
                              2008       $13.223      $ 8.267        13,567
                              2009       $ 8.267      $10.158        10,548
                              2010       $10.158      $11.435        10,360
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.330             0
                              2005       $10.330      $11.703             0
                              2006       $11.703      $11.919             0
                              2007       $11.919      $14.224             0
                              2008       $14.224      $ 7.068           104
                              2009       $ 7.068      $11.451            79
                              2010       $11.451      $13.773            72
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.788         5,458
                              2005       $12.788      $14.647         7,963
                              2006       $14.647      $19.782        13,396
                              2007       $19.782      $16.053         9,665
                              2008       $16.053      $ 9.754        11,287
                              2009       $ 9.754      $12.295         5,378
                              2010       $12.295      $15.623         3,768
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.044           113
                              2005       $12.044      $15.597         1,306
                              2006       $15.597      $21.344         1,858
                              2007       $21.344      $28.812         1,194
                              2008       $28.812      $ 9.954         1,194
                              2009       $ 9.954      $20.818         2,799
                              2010       $20.818      $25.904           852
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.392             0
                              2005       $12.392      $18.439         3,598
                              2006       $18.439      $22.520         4,335
                              2007       $22.520      $32.110         4,766
                              2008       $32.110      $16.970         2,758
                              2009       $16.970      $26.225         2,889
                              2010       $26.225      $33.249           488
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.867             0
                              2005       $ 9.867      $ 9.700             0
                              2006       $ 9.700      $10.340             0
                              2007       $10.340      $10.553             0
                              2008       $10.553      $ 8.997             0
                              2009       $ 8.997      $10.050             0
                              2010       $10.050      $10.349             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.80% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.163           0
                              2005       $10.163      $11.375           0
                              2006       $11.375      $13.269           0
                              2007       $13.269      $17.328           0
                              2008       $17.328      $ 9.299           0
                              2009       $ 9.299      $13.739           0
                              2010       $13.739      $15.308           0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.047           0
                              2005       $10.047      $11.006           0
                              2006       $11.006      $11.321           0
                              2007       $11.321      $13.278           0
                              2008       $13.278      $ 6.991           0
                              2009       $ 6.991      $10.094           0
                              2010       $10.094      $11.175           0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.569           0
                              2005       $10.569      $11.352           0
                              2006       $11.352      $12.232           0
                              2007       $12.232      $15.742           0
                              2008       $15.742      $ 6.410         818
                              2009       $ 6.410      $ 9.510         818
                              2010       $ 9.510      $11.085         818
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.160           0
                              2005       $10.160      $10.339           0
                              2006       $10.339      $10.862           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.862      $12.265             0
                              2008       $12.265      $ 8.549         1,449
                              2009       $ 8.549      $10.793         1,277
                              2010       $10.793      $12.061         1,056
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.326            27
                              2005       $11.326      $12.955           438
                              2006       $12.955      $14.155         3,734
                              2007       $14.155      $16.279         3,166
                              2008       $16.279      $ 9.147         3,454
                              2009       $ 9.147      $12.150         1,769
                              2010       $12.150      $13.929           154
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.780         1,106
                              2005       $10.780      $11.160         1,530
                              2006       $11.160      $13.123         1,577
                              2007       $13.123      $13.030         1,017
                              2008       $13.030      $ 7.306        13,790
                              2009       $ 7.306      $ 9.304         9,851
                              2010       $ 9.304      $10.483             0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.754         1,191
                              2005       $ 9.754      $10.091         1,159
                              2006       $10.091      $10.545         1,196
                              2007       $10.545      $13.095         1,012
                              2008       $13.095      $ 6.765         1,405
                              2009       $ 6.765      $ 8.488             0
                              2010       $ 8.488      $10.308             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.609            24
                              2005       $10.609      $10.877           420
                              2006       $10.877      $12.312           540
                              2007       $12.312      $12.696             0
                              2008       $12.696      $ 7.822         3,478
                              2009       $ 7.822      $ 9.687         3,295
                              2010       $ 9.687      $10.897         2,925
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.159             0
                              2005       $10.159      $10.150             0
                              2006       $10.150      $10.364             0
                              2007       $10.364      $10.576             0
                              2008       $10.576      $10.011        12,178
                              2009       $10.011      $11.334        12,284
                              2010       $11.334      $11.952         4,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.910         6,587
                              2005       $ 9.910      $ 9.987         6,856
                              2006       $ 9.987      $10.245         7,669
                              2007       $10.245      $10.543         7,192
                              2008       $10.543      $10.623        65,486
                              2009       $10.623      $10.465        67,465
                              2010       $10.465      $10.269        52,848
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.871             0
                              2005       $10.871      $12.661             0
                              2006       $12.661      $14.622         3,225
                              2007       $14.622      $16.780         4,637
                              2008       $16.780      $ 9.220         4,501
                              2009       $ 9.220      $11.410         2,609
                              2010       $11.410      $12.623           326
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.686             0
                              2005       $10.686      $11.047             0
                              2006       $11.047      $12.234             0
                              2007       $12.234      $12.157             0
                              2008       $12.157      $ 5.733             0
                              2009       $ 5.733      $ 8.305             0
                              2010       $ 8.305      $ 8.708             0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.246             0
                              2005       $10.246      $10.909             0
                              2006       $10.909      $11.344             0
                              2007       $11.344      $12.427             0
                              2008       $12.427      $ 6.990             0
                              2009       $ 6.990      $ 8.274             0
                              2010       $ 8.274      $ 9.347             0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.756             0
                              2007       $10.756      $11.376             0
                              2008       $11.376      $ 7.772             0
                              2009       $ 7.772      $ 9.752             0
                              2010       $ 9.752      $10.447             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.928         1,063
                              2005       $10.928      $11.494         8,254
                              2006       $11.494      $12.508        10,145
                              2007       $12.508      $13.402         8,328
                              2008       $13.402      $ 9.371         4,243
                              2009       $ 9.371      $11.932         3,223
                              2010       $11.932      $13.311         4,687
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.131             0
                              2005       $10.131      $10.259             0
                              2006       $10.259      $10.372             0
                              2007       $10.372      $10.883             0
                              2008       $10.883      $10.832         2,258
                              2009       $10.832      $10.712         2,578
                              2010       $10.712      $11.016         2,317
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.022             0
                              2005       $11.022      $11.858        21,406
                              2006       $11.858      $13.484        22,018
                              2007       $13.484      $13.554        22,309
                              2008       $13.554      $ 9.009         8,879
                              2009       $ 9.009      $10.963         8,878
                              2010       $10.963      $12.059        13,530
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.050             0
                              2005       $11.050      $12.039             0
                              2006       $12.039      $12.386             0
                              2007       $12.386      $14.281             0
                              2008       $14.281      $ 7.444             0
                              2009       $ 7.444      $11.414             0
                              2010       $11.414      $14.244             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.865         1,365
                              2009       $ 6.865      $12.053         1,181
                              2010       $12.053      $14.775             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.240         3,580
                              2005       $11.240      $12.124         3,512
                              2006       $12.124      $13.679         5,801
                              2007       $13.679      $14.373         5,440
                              2008       $14.373      $10.161         6,136

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.161      $13.243        4,254
                              2010       $13.243      $14.980          848
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.929            0
                              2006       $10.929      $13.060          600
                              2007       $13.060      $12.021          598
                              2008       $12.021      $ 7.553            0
                              2009       $ 7.553      $ 7.144            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.566            0
                              2005       $10.566      $11.154            0
                              2006       $11.154      $12.077            0
                              2007       $12.077      $13.058            0
                              2008       $13.058      $10.747        1,150
                              2009       $10.747      $13.233        1,042
                              2010       $13.233      $14.029          908
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.254            0
                              2005       $11.254      $11.724            0
                              2006       $11.724      $13.572        1,488
                              2007       $13.572      $15.735        3,082
                              2008       $15.735      $14.779            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.427            0
                              2005       $11.427      $12.612            0
                              2006       $12.612      $13.494            0
                              2007       $13.494      $18.076            0
                              2008       $18.076      $ 9.870            0
                              2009       $ 9.870      $14.131            0
                              2010       $14.131      $14.753            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.276            0
                              2005       $11.276      $12.263            0
                              2006       $12.263      $13.320        1,870
                              2007       $13.320      $13.860        1,862
                              2008       $13.860      $ 8.664        1,774
                              2009       $ 8.664      $10.411          211
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.469        1,399
                              2008       $ 9.469      $ 5.888        1,614
                              2009       $ 5.888      $ 7.469            0
                              2010       $ 7.469      $ 8.539            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.708             0
                              2008       $ 9.708      $ 6.128         2,118
                              2009       $ 6.128      $ 7.480         2,118
                              2010       $ 7.480      $ 8.029         2,118
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.267         1,132
                              2005       $10.267      $10.442         1,120
                              2006       $10.442      $12.069         1,045
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.364             0
                              2005       $10.364      $10.766             0
                              2006       $10.766      $12.430             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.811         4,963
                              2005       $10.811      $10.976        12,583
                              2006       $10.976      $11.876        12,964
                              2007       $11.876      $11.605        12,915
                              2008       $11.605      $ 7.864        14,736
                              2009       $ 7.864      $11.941        13,067
                              2010       $11.941      $13.429         8,781
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.593             0
                              2005       $10.593      $10.600             0
                              2006       $10.600      $11.432             0
                              2007       $11.432      $11.381             0
                              2008       $11.381      $ 7.960             0
                              2009       $ 7.960      $11.335             0
                              2010       $11.335      $12.714             0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.413             0
                              2005       $10.413      $10.642             0
                              2006       $10.642      $11.198             0
                              2007       $11.198      $12.189             0
                              2008       $12.189      $ 7.531           253
                              2009       $ 7.531      $10.271           253
                              2010       $10.271      $11.295             0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.750             0
                              2005       $10.750      $11.281             0
                              2006       $11.281      $12.466             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.466      $13.448            0
                              2008       $13.448      $ 8.801            0
                              2009       $ 8.801      $10.921            0
                              2010       $10.921      $11.873            0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.890            0
                              2005       $ 9.890      $10.185            0
                              2006       $10.185      $11.278            0
                              2007       $11.278      $11.306            0
                              2008       $11.306      $ 6.704            0
                              2009       $ 6.704      $10.710            0
                              2010       $10.710      $14.275            0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.724        1,083
                              2005       $10.724      $10.788        1,084
                              2006       $10.788      $11.808        2,425
                              2007       $11.808      $12.032        2,452
                              2008       $12.032      $ 9.164        2,383
                              2009       $ 9.164      $10.578        1,300
                              2010       $10.578      $11.371        1,121
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.113            0
                              2005       $11.113      $11.602            0
                              2006       $11.602      $13.709            0
                              2007       $13.709      $14.461            0
                              2008       $14.461      $ 9.536            0
                              2009       $ 9.536      $11.449            0
                              2010       $11.449      $12.485            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.327            0
                              2005       $11.327      $12.669        7,200
                              2006       $12.669      $14.579        7,200
                              2007       $14.579      $15.163        7,290
                              2008       $15.163      $ 8.871        4,442
                              2009       $ 8.871      $12.121        4,442
                              2010       $12.121      $13.751        6,978
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.261            0
                              2005       $11.261      $12.115        7,310
                              2006       $12.115      $13.620        9,260
                              2007       $13.620      $13.167        7,675
                              2008       $13.167      $ 8.004        4,623
                              2009       $ 8.004      $10.742        4,623
                              2010       $10.742      $12.961        5,980

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.675             0
                              2006       $11.675      $11.757           298
                              2007       $11.757      $12.222           297
                              2008       $12.222      $ 6.086             0
                              2009       $ 6.086      $ 7.893             0
                              2010       $ 7.893      $ 9.841             0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.324             0
                              2005       $10.324      $10.645             0
                              2006       $10.645      $10.666             0
                              2007       $10.666      $10.837             0
                              2008       $10.837      $10.373           243
                              2009       $10.373      $11.760           243
                              2010       $11.760      $12.511         2,138
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.904             0
                              2005       $ 9.904      $ 9.980             0
                              2006       $ 9.980      $10.237             0
                              2007       $10.237      $10.527             0
                              2008       $10.527      $10.554             0
                              2009       $10.554      $10.360           168
                              2010       $10.360      $10.163           226
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.538         1,103
                              2005       $10.538      $10.548         8,558
                              2006       $10.548      $10.416         8,661
                              2007       $10.416      $11.303         8,751
                              2008       $11.303      $10.302         6,163
                              2009       $10.302      $11.959         5,258
                              2010       $11.959      $12.677         7,554
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.226         1,136
                              2005       $10.226      $10.272         8,798
                              2006       $10.272      $10.460         8,866
                              2007       $10.460      $11.154         8,977
                              2008       $11.154      $11.464        16,322
                              2009       $11.464      $12.822        22,266
                              2010       $12.822      $13.593        16,747
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.761             0
                              2005       $10.761      $10.840             0
                              2006       $10.840      $11.778             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.778      $11.034            0
                              2008       $11.034      $ 7.446          246
                              2009       $ 7.446      $ 7.170            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.167        1,040
                              2005       $11.167      $10.454        1,119
                              2006       $10.454      $11.416        1,105
                              2007       $11.416      $11.900        1,114
                              2008       $11.900      $10.750            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.540            0
                              2005       $10.540      $11.752            0
                              2006       $11.752      $12.836            0
                              2007       $12.836      $15.447        1,428
                              2008       $15.447      $ 8.975        4,744
                              2009       $ 8.975      $11.203        1,054
                              2010       $11.203      $12.215            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.432            0
                              2005       $10.432      $10.806            0
                              2006       $10.806      $11.584            0
                              2007       $11.584      $12.775            0
                              2008       $12.775      $ 7.183        3,495
                              2009       $ 7.183      $ 9.987        3,494
                              2010       $ 9.987      $11.359        2,841
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.045        4,696
                              2005       $11.045      $11.230        4,833
                              2006       $11.230      $13.065        4,752
                              2007       $13.065      $13.197        4,560
                              2008       $13.197      $ 8.247        6,961
                              2009       $ 8.247      $10.128        5,804
                              2010       $10.128      $11.394        1,117
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.325            0
                              2005       $10.325      $11.692            0
                              2006       $11.692      $11.902            0
                              2007       $11.902      $14.196            0
                              2008       $14.196      $ 7.050            0
                              2009       $ 7.050      $11.416            0
                              2010       $11.416      $13.725            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.782         6,297
                              2005       $12.782      $14.633        12,186
                              2006       $14.633      $19.753        14,523
                              2007       $19.753      $16.021        14,018
                              2008       $16.021      $ 9.730        19,497
                              2009       $ 9.730      $12.258        17,179
                              2010       $12.258      $15.568         9,958
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.039             0
                              2005       $12.039      $15.582             0
                              2006       $15.582      $21.313             0
                              2007       $21.313      $28.755             0
                              2008       $28.755      $ 9.929             0
                              2009       $ 9.929      $20.755             0
                              2010       $20.755      $25.813             0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.386             0
                              2005       $12.386      $18.421             0
                              2006       $18.421      $22.487             0
                              2007       $22.487      $32.046             0
                              2008       $32.046      $16.927             0
                              2009       $16.927      $26.146             0
                              2010       $26.146      $33.132           512
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.863             0
                              2005       $ 9.863      $ 9.690             0
                              2006       $ 9.690      $10.324             0
                              2007       $10.324      $10.532             0
                              2008       $10.532      $ 8.974             0
                              2009       $ 8.974      $10.020             0
                              2010       $10.020      $10.313             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.158             0
                              2005       $10.158      $11.364             0
                              2006       $11.364      $13.250             0
                              2007       $13.250      $17.293             0
                              2008       $17.293      $ 9.276           892
                              2009       $ 9.276      $13.698           815
                              2010       $13.698      $15.254           660
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.042             0
                              2005       $10.042      $10.995             0
                              2006       $10.995      $11.304             0
                              2007       $11.304      $13.251             0
                              2008       $13.251      $ 6.974         1,538
                              2009       $ 6.974      $10.064         1,364
                              2010       $10.064      $11.136           426
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.564             0
                              2005       $10.564      $11.341           137
                              2006       $11.341      $12.214           135
                              2007       $12.214      $15.711           142
                              2008       $15.711      $ 6.394        14,268
                              2009       $ 6.394      $ 9.481        12,988
                              2010       $ 9.481      $11.046        12,472
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.155             0
                              2005       $10.155      $10.329             0
                              2006       $10.329      $10.846             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.846      $12.240             0
                              2008       $12.240      $ 8.528         1,658
                              2009       $ 8.528      $10.761         1,242
                              2010       $10.761      $12.018         1,201
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.321           717
                              2005       $11.321      $12.942           718
                              2006       $12.942      $14.134         1,351
                              2007       $14.134      $16.247           944
                              2008       $16.247      $ 9.124        18,431
                              2009       $ 9.124      $12.113        16,271
                              2010       $12.113      $13.881        16,371
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.775           625
                              2005       $10.775      $11.149           210
                              2006       $11.149      $13.104         1,107
                              2007       $13.104      $13.004           898
                              2008       $13.004      $ 7.287         7,705
                              2009       $ 7.287      $ 9.276         3,904
                              2010       $ 9.276      $10.447         3,160
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.750           426
                              2005       $ 9.750      $10.081           439
                              2006       $10.081      $10.529           474
                              2007       $10.529      $13.069           188
                              2008       $13.069      $ 6.748         4,688
                              2009       $ 6.748      $ 8.462         2,001
                              2010       $ 8.462      $10.272         1,655
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.604         1,599
                              2005       $10.604      $10.866         1,191
                              2006       $10.866      $12.293         1,671
                              2007       $12.293      $12.670           666
                              2008       $12.670      $ 7.803        32,912
                              2009       $ 7.803      $ 9.658        30,308
                              2010       $ 9.658      $10.859        25,095
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.154         4,478
                              2005       $10.154      $10.140         4,814
                              2006       $10.140      $10.349         4,888
                              2007       $10.349      $10.555         1,973
                              2008       $10.555      $ 9.986        33,831
                              2009       $ 9.986      $11.300        26,436
                              2010       $11.300      $11.910        21,249

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.905         4,000
                              2005       $ 9.905      $ 9.977         3,554
                              2006       $ 9.977      $10.230         3,566
                              2007       $10.230      $10.522           538
                              2008       $10.522      $10.597        31,819
                              2009       $10.597      $10.434        23,675
                              2010       $10.434      $10.233        19,655
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.866           851
                              2005       $10.866      $12.649           931
                              2006       $12.649      $14.600           796
                              2007       $14.600      $16.746           584
                              2008       $16.746      $ 9.197         8,612
                              2009       $ 9.197      $11.376         7,199
                              2010       $11.376      $12.579         7,251
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.681         2,464
                              2005       $10.681      $11.036         2,121
                              2006       $11.036      $12.215         1,950
                              2007       $12.215      $12.133           401
                              2008       $12.133      $ 5.719         1,960
                              2009       $ 5.719      $ 8.280         1,008
                              2010       $ 8.280      $ 8.678           551
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.241             0
                              2005       $10.241      $10.898             0
                              2006       $10.898      $11.328            21
                              2007       $11.328      $12.402            21
                              2008       $12.402      $ 6.973           935
                              2009       $ 6.973      $ 8.249           895
                              2010       $ 8.249      $ 9.314           798
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.752           828
                              2007       $10.752      $11.366           214
                              2008       $11.366      $ 7.761         1,752
                              2009       $ 7.761      $ 9.734           234
                              2010       $ 9.734      $10.422           233
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.923         1,178
                              2005       $10.923      $11.483         1,143
                              2006       $11.483      $12.490           911
                              2007       $12.490      $13.375           463
                              2008       $13.375      $ 9.348        11,043
                              2009       $ 9.348      $11.896         9,240
                              2010       $11.896      $13.265         7,410
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.126             0
                              2005       $10.126      $10.249             0
                              2006       $10.249      $10.357             0
                              2007       $10.357      $10.861             0
                              2008       $10.861      $10.805         2,287
                              2009       $10.805      $10.680         1,210
                              2010       $10.680      $10.978            31
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.017           705
                              2005       $11.017      $11.846           667
                              2006       $11.846      $13.465         1,905
                              2007       $13.465      $13.527         1,917
                              2008       $13.527      $ 8.986         8,195
                              2009       $ 8.986      $10.929         7,380
                              2010       $10.929      $12.017         9,608
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.045           152
                              2005       $11.045      $12.028           184
                              2006       $12.028      $12.368             0
                              2007       $12.368      $14.253             0
                              2008       $14.253      $ 7.425             0
                              2009       $ 7.425      $11.379             0
                              2010       $11.379      $14.194             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.848         1,470
                              2009       $ 6.848      $12.017             0
                              2010       $12.017      $14.723             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.235             0
                              2005       $11.235      $12.112             0
                              2006       $12.112      $13.659             0
                              2007       $13.659      $14.344             0
                              2008       $14.344      $10.136        25,459

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.136      $13.203        23,011
                              2010       $13.203      $14.927        20,178
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.925             0
                              2006       $10.925      $13.049             0
                              2007       $13.049      $12.005             0
                              2008       $12.005      $ 7.539           435
                              2009       $ 7.539      $ 7.129             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.561           735
                              2005       $10.561      $11.143           709
                              2006       $11.143      $12.059           687
                              2007       $12.059      $13.032           652
                              2008       $13.032      $10.720           725
                              2009       $10.720      $13.193         1,971
                              2010       $13.193      $13.979         2,003
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.249           373
                              2005       $11.249      $11.712           387
                              2006       $11.712      $13.552           378
                              2007       $13.552      $15.703           153
                              2008       $15.703      $14.747             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.422         1,508
                              2005       $11.422      $12.600         1,508
                              2006       $12.600      $13.474         1,508
                              2007       $13.474      $18.040             0
                              2008       $18.040      $ 9.845         2,019
                              2009       $ 9.845      $14.088         1,614
                              2010       $14.088      $14.701         1,184
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.271           372
                              2005       $11.271      $12.251           366
                              2006       $12.251      $13.300           381
                              2007       $13.300      $13.832           177
                              2008       $13.832      $ 8.642         1,677
                              2009       $ 8.642      $10.380         1,612
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.466             0
                              2008       $ 9.466      $ 5.883             0
                              2009       $ 5.883      $ 7.458             0
                              2010       $ 7.458      $ 8.523             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.705             0
                              2008       $ 9.705      $ 6.123           764
                              2009       $ 6.123      $ 7.470           763
                              2010       $ 7.470      $ 8.014           762
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.262           436
                              2005       $10.262      $10.432             0
                              2006       $10.432      $12.051             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.359             0
                              2005       $10.359      $10.755             0
                              2006       $10.755      $12.412             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.806         2,120
                              2005       $10.806      $10.966         2,777
                              2006       $10.966      $11.859         2,515
                              2007       $11.859      $11.582           903
                              2008       $11.582      $ 7.845        12,802
                              2009       $ 7.845      $11.905         7,831
                              2010       $11.905      $13.381         5,059
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.588           423
                              2005       $10.588      $10.589             0
                              2006       $10.589      $11.415           470
                              2007       $11.415      $11.358           470
                              2008       $11.358      $ 7.940         2,974
                              2009       $ 7.940      $11.301         1,568
                              2010       $11.301      $12.669         1,336
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.408             0
                              2005       $10.408      $10.632             0
                              2006       $10.632      $11.181             0
                              2007       $11.181      $12.164             0
                              2008       $12.164      $ 7.512         5,811
                              2009       $ 7.512      $10.240         4,949
                              2010       $10.240      $11.255         4,799
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.745           417
                              2005       $10.745      $11.270             0
                              2006       $11.270      $12.447             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.447      $13.421             0
                              2008       $13.421      $ 8.779         2,817
                              2009       $ 8.779      $10.888         2,499
                              2010       $10.888      $11.831         2,229
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.885           541
                              2005       $ 9.885      $10.175           109
                              2006       $10.175      $11.262             0
                              2007       $11.262      $11.284             0
                              2008       $11.284      $ 6.688         1,390
                              2009       $ 6.688      $10.678         1,024
                              2010       $10.678      $14.225           751
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.719         1,911
                              2005       $10.719      $10.778         1,493
                              2006       $10.778      $11.791         3,335
                              2007       $11.791      $12.008         1,842
                              2008       $12.008      $ 9.141         6,555
                              2009       $ 9.141      $10.546         4,746
                              2010       $10.546      $11.331         3,567
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.108           781
                              2005       $11.108      $11.590           385
                              2006       $11.590      $13.688           796
                              2007       $13.688      $14.432           592
                              2008       $14.432      $ 9.512         6,545
                              2009       $ 9.512      $11.415         6,438
                              2010       $11.415      $12.441         3,588
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.322           588
                              2005       $11.322      $12.656           707
                              2006       $12.656      $14.558           687
                              2007       $14.558      $15.133           278
                              2008       $15.133      $ 8.849         5,618
                              2009       $ 8.849      $12.084         3,953
                              2010       $12.084      $13.702         1,711
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.256         1,226
                              2005       $11.256      $12.103         1,245
                              2006       $12.103      $13.600         1,922
                              2007       $13.600      $13.141         1,227
                              2008       $13.141      $ 7.984        18,988
                              2009       $ 7.984      $10.710        16,341
                              2010       $10.710      $12.916        13,708

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.671             0
                              2006       $11.671      $11.747             0
                              2007       $11.747      $12.206             0
                              2008       $12.206      $ 6.075            87
                              2009       $ 6.075      $ 7.874            86
                              2010       $ 7.874      $ 9.812            85
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.319           434
                              2005       $10.319      $10.634           301
                              2006       $10.634      $10.650           323
                              2007       $10.650      $10.816           354
                              2008       $10.816      $10.347         9,844
                              2009       $10.347      $11.725         8,141
                              2010       $11.725      $12.467         9,292
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.899           976
                              2005       $ 9.899      $ 9.970           885
                              2006       $ 9.970      $10.222           694
                              2007       $10.222      $10.506           704
                              2008       $10.506      $10.528        22,117
                              2009       $10.528      $10.329        10,198
                              2010       $10.329      $10.127         9,982
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.533           822
                              2005       $10.533      $10.538         1,121
                              2006       $10.538      $10.401         1,146
                              2007       $10.401      $11.280           362
                              2008       $11.280      $10.276        11,204
                              2009       $10.276      $11.923         8,997
                              2010       $11.923      $12.633         7,079
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.221         1,678
                              2005       $10.221      $10.262         1,552
                              2006       $10.262      $10.445         1,596
                              2007       $10.445      $11.132           869
                              2008       $11.132      $11.435        42,191
                              2009       $11.435      $12.784        35,628
                              2010       $12.784      $13.545        31,262
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.757           387
                              2005       $10.757      $10.831           790
                              2006       $10.831      $11.762           534

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.762      $11.014           316
                              2008       $11.014      $ 7.428         1,863
                              2009       $ 7.428      $ 7.152             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.162           852
                              2005       $11.162      $10.444           540
                              2006       $10.444      $11.399           450
                              2007       $11.399      $11.876           202
                              2008       $11.876      $10.728             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.535           425
                              2005       $10.535      $11.741             0
                              2006       $11.741      $12.817             0
                              2007       $12.817      $15.416             0
                              2008       $15.416      $ 8.953         1,059
                              2009       $ 8.953      $11.169           235
                              2010       $11.169      $12.172             0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.427             0
                              2005       $10.427      $10.795           391
                              2006       $10.795      $11.567           603
                              2007       $11.567      $12.750           603
                              2008       $12.750      $ 7.165        18,276
                              2009       $ 7.165      $ 9.957        12,885
                              2010       $ 9.957      $11.319        10,891
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.039         1,913
                              2005       $11.039      $11.219         1,637
                              2006       $11.219      $13.046         2,122
                              2007       $13.046      $13.171           609
                              2008       $13.171      $ 8.226        15,396
                              2009       $ 8.226      $10.097        12,397
                              2010       $10.097      $11.354        11,094
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.321             0
                              2005       $10.321      $11.681             0
                              2006       $11.681      $11.884            42
                              2007       $11.884      $14.168            42
                              2008       $14.168      $ 7.033           639
                              2009       $ 7.033      $11.382            91
                              2010       $11.382      $13.676             0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.776           568
                              2005       $12.776      $14.618         2,214
                              2006       $14.618      $19.724           961
                              2007       $19.724      $15.989           777
                              2008       $15.989      $ 9.705        28,148
                              2009       $ 9.705      $12.221        27,005
                              2010       $12.221      $15.514        21,492
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.033           857
                              2005       $12.033      $15.567         1,190
                              2006       $15.567      $21.281           676
                              2007       $21.281      $28.698           252
                              2008       $28.698      $ 9.905         1,306
                              2009       $ 9.905      $20.693         1,015
                              2010       $20.693      $25.722           786
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.380             0
                              2005       $12.380      $18.403           112
                              2006       $18.403      $22.454            81
                              2007       $22.454      $31.982            79
                              2008       $31.982      $16.885         1,656
                              2009       $16.885      $26.067         1,045
                              2010       $26.067      $33.015           695
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.858           873
                              2005       $ 9.858      $ 9.681           464
                              2006       $ 9.681      $10.309           498
                              2007       $10.309      $10.511           235
                              2008       $10.511      $ 8.952           551
                              2009       $ 8.952      $ 9.989           624
                              2010       $ 9.989      $10.277           705



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.148            0
                              2005       $10.148      $11.342            0
                              2006       $11.342      $13.210            0
                              2007       $13.210      $17.224            0
                              2008       $17.224      $ 9.229        2,212
                              2009       $ 9.229      $13.616        1,983
                              2010       $13.616      $15.146        4,601
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.033            0
                              2005       $10.033      $10.974            0
                              2006       $10.974      $11.270            0
                              2007       $11.270      $13.199            0
                              2008       $13.199      $ 6.939        1,813
                              2009       $ 6.939      $10.003          271
                              2010       $10.003      $11.057          268
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.554            0
                              2005       $10.554      $11.319            0
                              2006       $11.319      $12.177            0
                              2007       $12.177      $15.648            0
                              2008       $15.648      $ 6.362        6,222
                              2009       $ 6.362      $ 9.424        3,353
                              2010       $ 9.424      $10.968        3,421
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.146            0
                              2005       $10.146      $10.309            0
                              2006       $10.309      $10.813            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.813      $12.191             0
                              2008       $12.191      $ 8.485         5,702
                              2009       $ 8.485      $10.696         5,339
                              2010       $10.696      $11.934         4,968
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.311             0
                              2005       $11.311      $12.917             0
                              2006       $12.917      $14.092             0
                              2007       $14.092      $16.182             0
                              2008       $16.182      $ 9.079         8,088
                              2009       $ 9.079      $12.040         5,836
                              2010       $12.040      $13.783         5,460
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.765             0
                              2005       $10.765      $11.127             0
                              2006       $11.127      $13.065             0
                              2007       $13.065      $12.952             0
                              2008       $12.952      $ 7.251         8,265
                              2009       $ 7.251      $ 9.220         8,091
                              2010       $ 9.220      $10.373         2,975
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.741             0
                              2005       $ 9.741      $10.062             0
                              2006       $10.062      $10.498             0
                              2007       $10.498      $13.016             0
                              2008       $13.016      $ 6.714         2,303
                              2009       $ 6.714      $ 8.411         2,571
                              2010       $ 8.411      $10.200         2,136
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.594             0
                              2005       $10.594      $10.845             0
                              2006       $10.845      $12.257             0
                              2007       $12.257      $12.620             0
                              2008       $12.620      $ 7.764        12,992
                              2009       $ 7.764      $ 9.600         8,947
                              2010       $ 9.600      $10.782         5,824
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.145             0
                              2005       $10.145      $10.120             0
                              2006       $10.120      $10.318             0
                              2007       $10.318      $10.513             0
                              2008       $10.513      $ 9.936         8,137
                              2009       $ 9.936      $11.232         6,423
                              2010       $11.232      $11.826         5,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.896             0
                              2005       $ 9.896      $ 9.958             0
                              2006       $ 9.958      $10.200             0
                              2007       $10.200      $10.480             0
                              2008       $10.480      $10.544        32,210
                              2009       $10.544      $10.371        10,057
                              2010       $10.371      $10.161         9,033
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.856             0
                              2005       $10.856      $12.625             0
                              2006       $12.625      $14.557             0
                              2007       $14.557      $16.680             0
                              2008       $16.680      $ 9.151         4,791
                              2009       $ 9.151      $11.307         4,373
                              2010       $11.307      $12.490         4,191
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.671             0
                              2005       $10.671      $11.014             0
                              2006       $11.014      $12.179             0
                              2007       $12.179      $12.085             0
                              2008       $12.085      $ 5.690         5,172
                              2009       $ 5.690      $ 8.230         4,860
                              2010       $ 8.230      $ 8.616         5,990
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.232             0
                              2005       $10.232      $10.877             0
                              2006       $10.877      $11.294             0
                              2007       $11.294      $12.353             0
                              2008       $12.353      $ 6.938           142
                              2009       $ 6.938      $ 8.200           142
                              2010       $ 8.200      $ 9.248           142
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.745             0
                              2007       $10.745      $11.347             0
                              2008       $11.347      $ 7.740         4,163
                              2009       $ 7.740      $ 9.698         3,963
                              2010       $ 9.698      $10.372         2,964
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.913             0
                              2005       $10.913      $11.461             0
                              2006       $11.461      $12.453             0
                              2007       $12.453      $13.322             0
                              2008       $13.322      $ 9.301         5,011
                              2009       $ 9.301      $11.824         3,173
                              2010       $11.824      $13.171         2,724
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.117             0
                              2005       $10.117      $10.229             0
                              2006       $10.229      $10.326             0
                              2007       $10.326      $10.818             0
                              2008       $10.818      $10.751         3,095
                              2009       $10.751      $10.616         1,679
                              2010       $10.616      $10.900           967
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.006             0
                              2005       $11.006      $11.823             0
                              2006       $11.823      $13.425             0
                              2007       $13.425      $13.473             0
                              2008       $13.473      $ 8.941        10,380
                              2009       $ 8.941      $10.864        10,965
                              2010       $10.864      $11.932         8,005
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.035             0
                              2005       $11.035      $12.004             0
                              2006       $12.004      $12.331             0
                              2007       $12.331      $14.196             0
                              2008       $14.196      $ 7.388           908
                              2009       $ 7.388      $11.311         1,675
                              2010       $11.311      $14.094         3,034
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.813         1,692
                              2009       $ 6.813      $11.945         1,598
                              2010       $11.945      $14.620         1,557
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.225             0
                              2005       $11.225      $12.089             0
                              2006       $12.089      $13.619             0
                              2007       $13.619      $14.287             0
                              2008       $14.287      $10.085         7,350

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.085      $13.123        5,424
                              2010       $13.123      $14.822        4,331
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.918            0
                              2006       $10.918      $13.027            0
                              2007       $13.027      $11.972            0
                              2008       $11.972      $ 7.511        1,246
                              2009       $ 7.511      $ 7.100            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.551            0
                              2005       $10.551      $11.122            0
                              2006       $11.122      $12.023            0
                              2007       $12.023      $12.980            0
                              2008       $12.980      $10.666        7,141
                              2009       $10.666      $13.114        5,509
                              2010       $13.114      $13.881        5,233
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239            0
                              2005       $11.239      $11.690            0
                              2006       $11.690      $13.512            0
                              2007       $13.512      $15.641            0
                              2008       $15.641      $14.684            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.411            0
                              2005       $11.411      $12.575            0
                              2006       $12.575      $13.434            0
                              2007       $13.434      $17.968            0
                              2008       $17.968      $ 9.796          866
                              2009       $ 9.796      $14.003          620
                              2010       $14.003      $14.598          619
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.260            0
                              2005       $11.260      $12.228            0
                              2006       $12.228      $13.261            0
                              2007       $13.261      $13.777            0
                              2008       $13.777      $ 8.599          577
                              2009       $ 8.599      $10.317          366
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.459            0
                              2008       $ 9.459      $ 5.873          157
                              2009       $ 5.873      $ 7.438          131
                              2010       $ 7.438      $ 8.491          124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.698            0
                              2008       $ 9.698      $ 6.112           42
                              2009       $ 6.112      $ 7.450           40
                              2010       $ 7.450      $ 7.984           41
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.253            0
                              2005       $10.253      $10.411            0
                              2006       $10.411      $12.016            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.349            0
                              2005       $10.349      $10.734            0
                              2006       $10.734      $12.375            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.796            0
                              2005       $10.796      $10.944            0
                              2006       $10.944      $11.824            0
                              2007       $11.824      $11.536            0
                              2008       $11.536      $ 7.806        5,887
                              2009       $ 7.806      $11.833        3,715
                              2010       $11.833      $13.287        3,300
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.578            0
                              2005       $10.578      $10.569            0
                              2006       $10.569      $11.382            0
                              2007       $11.382      $11.313            0
                              2008       $11.313      $ 7.901        6,496
                              2009       $ 7.901      $11.233        5,026
                              2010       $11.233      $12.580        5,042
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.399            0
                              2005       $10.399      $10.611            0
                              2006       $10.611      $11.148            0
                              2007       $11.148      $12.116            0
                              2008       $12.116      $ 7.475        3,472
                              2009       $ 7.475      $10.179        3,243
                              2010       $10.179      $11.176        2,796
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.735            0
                              2005       $10.735      $11.248            0
                              2006       $11.248      $12.411            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.411      $13.367             0
                              2008       $13.367      $ 8.735           791
                              2009       $ 8.735      $10.822         1,337
                              2010       $10.822      $11.748         1,213
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.876             0
                              2005       $ 9.876      $10.155             0
                              2006       $10.155      $11.228             0
                              2007       $11.228      $11.239             0
                              2008       $11.239      $ 6.654         1,853
                              2009       $ 6.654      $10.613         2,483
                              2010       $10.613      $14.125         3,909
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.709             0
                              2005       $10.709      $10.757             0
                              2006       $10.757      $11.756             0
                              2007       $11.756      $11.960             0
                              2008       $11.960      $ 9.095        12,294
                              2009       $ 9.095      $10.483        10,700
                              2010       $10.483      $11.251         7,267
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.097             0
                              2005       $11.097      $11.568             0
                              2006       $11.568      $13.648             0
                              2007       $13.648      $14.374             0
                              2008       $14.374      $ 9.464         1,222
                              2009       $ 9.464      $11.346         1,559
                              2010       $11.346      $12.354         1,111
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.312             0
                              2005       $11.312      $12.632             0
                              2006       $12.632      $14.515             0
                              2007       $14.515      $15.072             0
                              2008       $15.072      $ 8.804         5,985
                              2009       $ 8.804      $12.012         5,293
                              2010       $12.012      $13.606         6,574
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.245             0
                              2005       $11.245      $12.079             0
                              2006       $12.079      $13.560             0
                              2007       $13.560      $13.089             0
                              2008       $13.089      $ 7.944         5,504
                              2009       $ 7.944      $10.645         4,884
                              2010       $10.645      $12.825         4,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.663             0
                              2006       $11.663      $11.727             0
                              2007       $11.727      $12.172             0
                              2008       $12.172      $ 6.052           684
                              2009       $ 6.052      $ 7.836           523
                              2010       $ 7.836      $ 9.756         2,804
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.310             0
                              2005       $10.310      $10.614             0
                              2006       $10.614      $10.619             0
                              2007       $10.619      $10.772             0
                              2008       $10.772      $10.295         1,059
                              2009       $10.295      $11.654         1,204
                              2010       $11.654      $12.379         1,213
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.890             0
                              2005       $ 9.890      $ 9.951             0
                              2006       $ 9.951      $10.192             0
                              2007       $10.192      $10.464             0
                              2008       $10.464      $10.475        33,726
                              2009       $10.475      $10.267        27,652
                              2010       $10.267      $10.056        15,987
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.523             0
                              2005       $10.523      $10.517             0
                              2006       $10.517      $10.370             0
                              2007       $10.370      $11.235             0
                              2008       $11.235      $10.225         6,340
                              2009       $10.225      $11.852         6,080
                              2010       $11.852      $12.544         9,891
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.212             0
                              2005       $10.212      $10.242             0
                              2006       $10.242      $10.414             0
                              2007       $10.414      $11.088             0
                              2008       $11.088      $11.378         6,794
                              2009       $11.378      $12.707         6,216
                              2010       $12.707      $13.450         6,982
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.750             0
                              2005       $10.750      $10.813             0
                              2006       $10.813      $11.730             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.730      $10.973             0
                              2008       $10.973      $ 7.393           997
                              2009       $ 7.393      $ 7.115             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.151             0
                              2005       $11.151      $10.423             0
                              2006       $10.423      $11.365             0
                              2007       $11.365      $11.829             0
                              2008       $11.829      $10.685             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.526             0
                              2005       $10.526      $11.718             0
                              2006       $11.718      $12.779             0
                              2007       $12.779      $15.355             0
                              2008       $15.355      $ 8.908             1
                              2009       $ 8.908      $11.102           409
                              2010       $11.102      $12.087           183
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.417             0
                              2005       $10.417      $10.774             0
                              2006       $10.774      $11.533             0
                              2007       $11.533      $12.699             0
                              2008       $12.699      $ 7.130         6,422
                              2009       $ 7.130      $ 9.897         5,969
                              2010       $ 9.897      $11.240         3,905
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.029             0
                              2005       $11.029      $11.197             0
                              2006       $11.197      $13.007             0
                              2007       $13.007      $13.118             0
                              2008       $13.118      $ 8.185        12,005
                              2009       $ 8.185      $10.036        11,529
                              2010       $10.036      $11.274         8,979
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.311             0
                              2005       $10.311      $11.658             0
                              2006       $11.658      $11.849             0
                              2007       $11.849      $14.111             0
                              2008       $14.111      $ 6.997         2,412
                              2009       $ 6.997      $11.313         2,172
                              2010       $11.313      $13.580         1,591
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.764            0
                              2005       $12.764      $14.590            0
                              2006       $14.590      $19.666            0
                              2007       $19.666      $15.925            0
                              2008       $15.925      $ 9.657        3,507
                              2009       $ 9.657      $12.148        2,547
                              2010       $12.148      $15.405        2,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.022            0
                              2005       $12.022      $15.536            0
                              2006       $15.536      $21.218            0
                              2007       $21.218      $28.584            0
                              2008       $28.584      $ 9.855        1,602
                              2009       $ 9.855      $20.568        1,715
                              2010       $20.568      $25.541        3,485
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.369            0
                              2005       $12.369      $18.368            0
                              2006       $18.368      $22.387            0
                              2007       $22.387      $31.855            0
                              2008       $31.855      $16.800        1,461
                              2009       $16.800      $25.911        1,612
                              2010       $25.911      $32.783        2,593
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.849            0
                              2005       $ 9.849      $ 9.662            0
                              2006       $ 9.662      $10.278            0
                              2007       $10.278      $10.469            0
                              2008       $10.469      $ 8.907          697
                              2009       $ 8.907      $ 9.929            0
                              2010       $ 9.929      $10.204            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.144          0
                              2005       $10.144      $11.331          0
                              2006       $11.331      $13.191          0
                              2007       $13.191      $17.190          0
                              2008       $17.190      $ 9.206          0
                              2009       $ 9.206      $13.575          0
                              2010       $13.575      $15.093          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.028          0
                              2005       $10.028      $10.963          0
                              2006       $10.963      $11.254          0
                              2007       $11.254      $13.172          0
                              2008       $13.172      $ 6.922          0
                              2009       $ 6.922      $ 9.973          0
                              2010       $ 9.973      $11.018          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.549          0
                              2005       $10.549      $11.308          0
                              2006       $11.308      $12.159          0
                              2007       $12.159      $15.617          0
                              2008       $15.617      $ 6.346          0
                              2009       $ 6.346      $ 9.395          0
                              2010       $ 9.395      $10.930          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.141          0
                              2005       $10.141      $10.299          0
                              2006       $10.299      $10.797          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.797      $12.167            0
                              2008       $12.167      $ 8.464            0
                              2009       $ 8.464      $10.664            0
                              2010       $10.664      $11.892            0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.305            0
                              2005       $11.305      $12.905            0
                              2006       $12.905      $14.072            0
                              2007       $14.072      $16.150            0
                              2008       $16.150      $ 9.056        2,514
                              2009       $ 9.056      $12.004        2,248
                              2010       $12.004      $13.734        2,210
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.760            0
                              2005       $10.760      $11.116            0
                              2006       $11.116      $13.046            0
                              2007       $13.046      $12.926            0
                              2008       $12.926      $ 7.233          336
                              2009       $ 7.233      $ 9.192          324
                              2010       $ 9.192      $10.337            0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.736            0
                              2005       $ 9.736      $10.052            0
                              2006       $10.052      $10.483            0
                              2007       $10.483      $12.991            0
                              2008       $12.991      $ 6.697            0
                              2009       $ 6.697      $ 8.386            0
                              2010       $ 8.386      $10.164            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.589            0
                              2005       $10.589      $10.834            0
                              2006       $10.834      $12.239            0
                              2007       $12.239      $12.595            0
                              2008       $12.595      $ 7.744        3,381
                              2009       $ 7.744      $ 9.571        3,053
                              2010       $ 9.571      $10.744        2,460
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.140            0
                              2005       $10.140      $10.110            0
                              2006       $10.110      $10.303            0
                              2007       $10.303      $10.492            0
                              2008       $10.492      $ 9.911          218
                              2009       $ 9.911      $11.198           87
                              2010       $11.198      $11.785            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.892            0
                              2005       $ 9.892      $ 9.948            0
                              2006       $ 9.948      $10.185            0
                              2007       $10.185      $10.459            0
                              2008       $10.459      $10.517        2,550
                              2009       $10.517      $10.340        2,566
                              2010       $10.340      $10.125        1,882
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.850            0
                              2005       $10.850      $12.612            0
                              2006       $12.612      $14.535            0
                              2007       $14.535      $16.646            0
                              2008       $16.646      $ 9.128        1,791
                              2009       $ 9.128      $11.273        1,620
                              2010       $11.273      $12.446        1,478
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.666            0
                              2005       $10.666      $11.004            0
                              2006       $11.004      $12.161            0
                              2007       $12.161      $12.061            0
                              2008       $12.061      $ 5.676            0
                              2009       $ 5.676      $ 8.205            0
                              2010       $ 8.205      $ 8.586            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.227            0
                              2005       $10.227      $10.866            0
                              2006       $10.866      $11.277            0
                              2007       $11.277      $12.328            0
                              2008       $12.328      $ 6.921          353
                              2009       $ 6.921      $ 8.175          377
                              2010       $ 8.175      $ 9.216          374
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.741            0
                              2007       $10.741      $11.337            0
                              2008       $11.337      $ 7.729            0
                              2009       $ 7.729      $ 9.679            0
                              2010       $ 9.679      $10.347            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.908            0
                              2005       $10.908      $11.449            0
                              2006       $11.449      $12.434            0
                              2007       $12.434      $13.295            0
                              2008       $13.295      $ 9.278          467
                              2009       $ 9.278      $11.789          436
                              2010       $11.789      $13.125          415
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.112            0
                              2005       $10.112      $10.220            0
                              2006       $10.220      $10.311            0
                              2007       $10.311      $10.796            0
                              2008       $10.796      $10.724          217
                              2009       $10.724      $10.584           86
                              2010       $10.584      $10.862            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.001            0
                              2005       $11.001      $11.812            0
                              2006       $11.812      $13.405            0
                              2007       $13.405      $13.446            0
                              2008       $13.446      $ 8.919        1,956
                              2009       $ 8.919      $10.831        1,742
                              2010       $10.831      $11.890        1,557
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.030            0
                              2005       $11.030      $11.993            0
                              2006       $11.993      $12.313            0
                              2007       $12.313      $14.167            0
                              2008       $14.167      $ 7.370            0
                              2009       $ 7.370      $11.277            0
                              2010       $11.277      $14.044            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.796          200
                              2009       $ 6.796      $11.909          147
                              2010       $11.909      $14.568          132
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.219            0
                              2005       $11.219      $12.077            0
                              2006       $12.077      $13.598            0
                              2007       $13.598      $14.259            0
                              2008       $14.259      $10.060        1,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.060      $13.084        1,223
                              2010       $13.084      $14.770        1,104
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.914            0
                              2006       $10.914      $13.016            0
                              2007       $13.016      $11.956            0
                              2008       $11.956      $ 7.497            0
                              2009       $ 7.497      $ 7.086            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.546            0
                              2005       $10.546      $11.111            0
                              2006       $11.111      $12.005            0
                              2007       $12.005      $12.954            0
                              2008       $12.954      $10.640            0
                              2009       $10.640      $13.074          334
                              2010       $13.074      $13.832          348
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.233            0
                              2005       $11.233      $11.678            0
                              2006       $11.678      $13.492            0
                              2007       $13.492      $15.610            0
                              2008       $15.610      $14.652            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.406            0
                              2005       $11.406      $12.563            0
                              2006       $12.563      $13.414            0
                              2007       $13.414      $17.933            0
                              2008       $17.933      $ 9.771            0
                              2009       $ 9.771      $13.961            0
                              2010       $13.961      $14.546        1,269
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.255            0
                              2005       $11.255      $12.216            0
                              2006       $12.216      $13.241            0
                              2007       $13.241      $13.749            0
                              2008       $13.749      $ 8.578        1,339
                              2009       $ 8.578      $10.286        1,206
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.456            0
                              2008       $ 9.456      $ 5.868            0
                              2009       $ 5.868      $ 7.428            0
                              2010       $ 7.428      $ 8.475            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.695           0
                              2008       $ 9.695      $ 6.107           0
                              2009       $ 6.107      $ 7.440           0
                              2010       $ 7.440      $ 7.969           0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.248           0
                              2005       $10.248      $10.401           0
                              2006       $10.401      $11.998           0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.344           0
                              2005       $10.344      $10.724           0
                              2006       $10.724      $12.357           0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.791           0
                              2005       $10.791      $10.934           0
                              2006       $10.934      $11.806           0
                              2007       $11.806      $11.513           0
                              2008       $11.513      $ 7.786         937
                              2009       $ 7.786      $11.798         837
                              2010       $11.798      $13.241         751
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.573           0
                              2005       $10.573      $10.559           0
                              2006       $10.559      $11.365           0
                              2007       $11.365      $11.290           0
                              2008       $11.290      $ 7.881         504
                              2009       $ 7.881      $11.199         468
                              2010       $11.199      $12.536         236
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.394           0
                              2005       $10.394      $10.601           0
                              2006       $10.601      $11.132           0
                              2007       $11.132      $12.092           0
                              2008       $12.092      $ 7.456           0
                              2009       $ 7.456      $10.148           0
                              2010       $10.148      $11.137           0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.730           0
                              2005       $10.730      $11.237           0
                              2006       $11.237      $12.392           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.392      $13.341            0
                              2008       $13.341      $ 8.713        1,204
                              2009       $ 8.713      $10.790        1,227
                              2010       $10.790      $11.706        1,266
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.871            0
                              2005       $ 9.871      $10.146            0
                              2006       $10.146      $11.212            0
                              2007       $11.212      $11.216            0
                              2008       $11.216      $ 6.637          536
                              2009       $ 6.637      $10.581          416
                              2010       $10.581      $14.075          349
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.704            0
                              2005       $10.704      $10.746            0
                              2006       $10.746      $11.738            0
                              2007       $11.738      $11.937            0
                              2008       $11.937      $ 9.073          608
                              2009       $ 9.073      $10.451          640
                              2010       $10.451      $11.212          429
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.092            0
                              2005       $11.092      $11.556            0
                              2006       $11.556      $13.628            0
                              2007       $13.628      $14.346            0
                              2008       $14.346      $ 9.441            0
                              2009       $ 9.441      $11.312            0
                              2010       $11.312      $12.310            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.306            0
                              2005       $11.306      $12.620            0
                              2006       $12.620      $14.493            0
                              2007       $14.493      $15.042            0
                              2008       $15.042      $ 8.782          635
                              2009       $ 8.782      $11.975          591
                              2010       $11.975      $13.558          583
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.240            0
                              2005       $11.240      $12.068            0
                              2006       $12.068      $13.540            0
                              2007       $13.540      $13.063            0
                              2008       $13.063      $ 7.924        1,733
                              2009       $ 7.924      $10.613        1,548
                              2010       $10.613      $12.780        1,388

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.659            0
                              2006       $11.659      $11.717            0
                              2007       $11.717      $12.156            0
                              2008       $12.156      $ 6.041            0
                              2009       $ 6.041      $ 7.818            0
                              2010       $ 7.818      $ 9.727            0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.305            0
                              2005       $10.305      $10.603            0
                              2006       $10.603      $10.603            0
                              2007       $10.603      $10.751            0
                              2008       $10.751      $10.269            0
                              2009       $10.269      $11.619            0
                              2010       $11.619      $12.336            0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.885            0
                              2005       $ 9.885      $ 9.941            0
                              2006       $ 9.941      $10.177            0
                              2007       $10.177      $10.443            0
                              2008       $10.443      $10.449        3,369
                              2009       $10.449      $10.236        2,266
                              2010       $10.236      $10.021        1,201
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.518            0
                              2005       $10.518      $10.507            0
                              2006       $10.507      $10.354            0
                              2007       $10.354      $11.213            0
                              2008       $11.213      $10.199        1,725
                              2009       $10.199      $11.816        1,478
                              2010       $11.816      $12.500        1,292
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.207            0
                              2005       $10.207      $10.232            0
                              2006       $10.232      $10.399            0
                              2007       $10.399      $11.066            0
                              2008       $11.066      $11.350        2,425
                              2009       $11.350      $12.668        2,475
                              2010       $12.668      $13.402        2,438
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.746            0
                              2005       $10.746      $10.804            0
                              2006       $10.804      $11.714            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.714      $10.952            0
                              2008       $10.952      $ 7.375          463
                              2009       $ 7.375      $ 7.097            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.146            0
                              2005       $11.146      $10.413            0
                              2006       $10.413      $11.348            0
                              2007       $11.348      $11.805            0
                              2008       $11.805      $10.663            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.521            0
                              2005       $10.521      $11.707            0
                              2006       $11.707      $12.760            0
                              2007       $12.760      $15.324            0
                              2008       $15.324      $ 8.886            0
                              2009       $ 8.886      $11.068            0
                              2010       $11.068      $12.044            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.412            0
                              2005       $10.412      $10.764            0
                              2006       $10.764      $11.516            0
                              2007       $11.516      $12.674            0
                              2008       $12.674      $ 7.112        1,691
                              2009       $ 7.112      $ 9.867        1,426
                              2010       $ 9.867      $11.200        1,319
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.024            0
                              2005       $11.024      $11.186            0
                              2006       $11.186      $12.988            0
                              2007       $12.988      $13.092            0
                              2008       $13.092      $ 8.164        1,911
                              2009       $ 8.164      $10.006        1,636
                              2010       $10.006      $11.235        1,427
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.306            0
                              2005       $10.306      $11.647            0
                              2006       $11.647      $11.831            0
                              2007       $11.831      $14.083            0
                              2008       $14.083      $ 6.980            0
                              2009       $ 6.980      $11.279            0
                              2010       $11.279      $13.532            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.758            0
                              2005       $12.758      $14.576            0
                              2006       $14.576      $19.636            0
                              2007       $19.636      $15.893            0
                              2008       $15.893      $ 9.633        1,442
                              2009       $ 9.633      $12.111        1,238
                              2010       $12.111      $15.350        1,035
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.016            0
                              2005       $12.016      $15.521            0
                              2006       $15.521      $21.187            0
                              2007       $21.187      $28.527            0
                              2008       $28.527      $ 9.830          279
                              2009       $ 9.830      $20.506          173
                              2010       $20.506      $25.451          154
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.363            0
                              2005       $12.363      $18.350            0
                              2006       $18.350      $22.354            0
                              2007       $22.354      $31.791            0
                              2008       $31.791      $16.758            0
                              2009       $16.758      $25.833            0
                              2010       $25.833      $32.668            0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.844            0
                              2005       $ 9.844      $ 9.653            0
                              2006       $ 9.653      $10.263            0
                              2007       $10.263      $10.449            0
                              2008       $10.449      $ 8.885            0
                              2009       $ 8.885      $ 9.899            0
                              2010       $ 9.899      $10.168            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV & EBP (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.139           0
                              2005       $10.139      $11.320           0
                              2006       $11.320      $13.171           0
                              2007       $13.171      $17.156           0
                              2008       $17.156      $ 9.183           0
                              2009       $ 9.183      $13.534           0
                              2010       $13.534      $15.040           0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.023           0
                              2005       $10.023      $10.952           0
                              2006       $10.952      $11.237           0
                              2007       $11.237      $13.146           0
                              2008       $13.146      $ 6.904           0
                              2009       $ 6.904      $ 9.943           0
                              2010       $ 9.943      $10.979           0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.544           0
                              2005       $10.544      $11.297           0
                              2006       $11.297      $12.141         486
                              2007       $12.141      $15.586         486
                              2008       $15.586      $ 6.330         485
                              2009       $ 6.330      $ 9.367         485
                              2010       $ 9.367      $10.891         484
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.137           0
                              2005       $10.137      $10.289           0
                              2006       $10.289      $10.781           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.781      $12.143            0
                              2008       $12.143      $ 8.443            0
                              2009       $ 8.443      $10.632            0
                              2010       $10.632      $11.850            0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.300            0
                              2005       $11.300      $12.892           87
                              2006       $12.892      $14.051          129
                              2007       $14.051      $16.117          690
                              2008       $16.117      $ 9.033        1,139
                              2009       $ 9.033      $11.968        1,046
                              2010       $11.968      $13.686          305
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.755        1,413
                              2005       $10.755      $11.105        1,537
                              2006       $11.105      $13.026        2,224
                              2007       $13.026      $12.900        1,413
                              2008       $12.900      $ 7.215        2,090
                              2009       $ 7.215      $ 9.165        1,918
                              2010       $ 9.165      $10.300        1,878
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.732            0
                              2005       $ 9.732      $10.042            0
                              2006       $10.042      $10.467          261
                              2007       $10.467      $12.965          261
                              2008       $12.965      $ 6.681          260
                              2009       $ 6.681      $ 8.361          260
                              2010       $ 8.361      $10.128          260
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.584            0
                              2005       $10.584      $10.824          102
                              2006       $10.824      $12.221          623
                              2007       $12.221      $12.570          587
                              2008       $12.570      $ 7.725          864
                              2009       $ 7.725      $ 9.542          860
                              2010       $ 9.542      $10.707          853
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.135            0
                              2005       $10.135      $10.101            0
                              2006       $10.101      $10.288            0
                              2007       $10.288      $10.471            0
                              2008       $10.471      $ 9.886          113
                              2009       $ 9.886      $11.164          125
                              2010       $11.164      $11.743          130

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.887        4,007
                              2005       $ 9.887      $ 9.939        4,182
                              2006       $ 9.939      $10.170        4,665
                              2007       $10.170      $10.438        4,304
                              2008       $10.438      $10.491        3,361
                              2009       $10.491      $10.309        4,096
                              2010       $10.309      $10.089        2,971
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.845            0
                              2005       $10.845      $12.600            0
                              2006       $12.600      $14.514          401
                              2007       $14.514      $16.613          401
                              2008       $16.613      $ 9.105          790
                              2009       $ 9.105      $11.239          745
                              2010       $11.239      $12.402          742
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.661          681
                              2005       $10.661      $10.993          795
                              2006       $10.993      $12.143          866
                              2007       $12.143      $12.037          787
                              2008       $12.037      $ 5.661        1,160
                              2009       $ 5.661      $ 8.180          936
                              2010       $ 8.180      $ 8.556          899
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.222            0
                              2005       $10.222      $10.856            0
                              2006       $10.856      $11.261            0
                              2007       $11.261      $12.303            0
                              2008       $12.303      $ 6.903            0
                              2009       $ 6.903      $ 8.150            0
                              2010       $ 8.150      $ 9.183            0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.737            0
                              2007       $10.737      $11.327            0
                              2008       $11.327      $ 7.719            0
                              2009       $ 7.719      $ 9.661            0
                              2010       $ 9.661      $10.323            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.902            0
                              2005       $10.902      $11.438            0
                              2006       $11.438      $12.416            0
                              2007       $12.416      $13.269            0
                              2008       $13.269      $ 9.255            0
                              2009       $ 9.255      $11.753            0
                              2010       $11.753      $13.079            0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.108            0
                              2005       $10.108      $10.210            0
                              2006       $10.210      $10.296            0
                              2007       $10.296      $10.775            0
                              2008       $10.775      $10.697        2,819
                              2009       $10.697      $10.552        2,419
                              2010       $10.552      $10.824        2,408
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.996          721
                              2005       $10.996      $11.800        1,084
                              2006       $11.800      $13.385        1,281
                              2007       $13.385      $13.419        1,146
                              2008       $13.419      $ 8.896        2,176
                              2009       $ 8.896      $10.798        2,073
                              2010       $10.798      $11.848        1,249
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.025            0
                              2005       $11.025      $11.981            0
                              2006       $11.981      $12.295            0
                              2007       $12.295      $14.139            0
                              2008       $14.139      $ 7.351            0
                              2009       $ 7.351      $11.243            0
                              2010       $11.243      $13.995            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.779          377
                              2009       $ 6.779      $11.873          314
                              2010       $11.873      $14.517          312
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.214          647
                              2005       $11.214      $12.065          631
                              2006       $12.065      $13.578          638
                              2007       $13.578      $14.230          566
                              2008       $14.230      $10.035        1,088

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.035      $13.044         938
                              2010       $13.044      $14.718         910
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.910           0
                              2006       $10.910      $13.004           0
                              2007       $13.004      $11.939           0
                              2008       $11.939      $ 7.482         203
                              2009       $ 7.482      $ 7.071           0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.542           0
                              2005       $10.542      $11.100           0
                              2006       $11.100      $11.987           0
                              2007       $11.987      $12.928           0
                              2008       $12.928      $10.613           0
                              2009       $10.613      $13.035           0
                              2010       $13.035      $13.783           0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.228           0
                              2005       $11.228      $11.667           0
                              2006       $11.667      $13.472           0
                              2007       $13.472      $15.578           0
                              2008       $15.578      $14.620           0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.401           0
                              2005       $11.401      $12.551           0
                              2006       $12.551      $13.394           0
                              2007       $13.394      $17.897           0
                              2008       $17.897      $ 9.747         704
                              2009       $ 9.747      $13.919         586
                              2010       $13.919      $14.495         583
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.250         645
                              2005       $11.250      $12.204         624
                              2006       $12.204      $13.222         656
                              2007       $13.222      $13.722         587
                              2008       $13.722      $ 8.556         703
                              2009       $ 8.556      $10.255         664
                              2010       $10.255      $10.978           0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.453           0
                              2008       $ 9.453      $ 5.863           0
                              2009       $ 5.863      $ 7.418           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.418      $ 8.459            0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.691            0
                              2008       $ 9.691      $ 6.102            0
                              2009       $ 6.102      $ 7.429            0
                              2010       $ 7.429      $ 7.954            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.243            0
                              2005       $10.243      $10.391            0
                              2006       $10.391      $11.980            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.339            0
                              2005       $10.339      $10.713            0
                              2006       $10.713      $12.338            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.786        1,226
                              2005       $10.786      $10.923        1,273
                              2006       $10.923      $11.789        1,355
                              2007       $11.789      $11.490        1,381
                              2008       $11.490      $ 7.766        1,668
                              2009       $ 7.766      $11.762        1,384
                              2010       $11.762      $13.194          115
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.568            0
                              2005       $10.568      $10.548            0
                              2006       $10.548      $11.348            0
                              2007       $11.348      $11.268            0
                              2008       $11.268      $ 7.861          405
                              2009       $ 7.861      $11.165          337
                              2010       $11.165      $12.492          336
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.389            0
                              2005       $10.389      $10.591          105
                              2006       $10.591      $11.115          157
                              2007       $11.115      $12.067          121
                              2008       $12.067      $ 7.437          409
                              2009       $ 7.437      $10.117          379
                              2010       $10.117      $11.097          378
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.725            0
                              2005       $10.725      $11.226            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.226      $12.374           0
                              2007       $12.374      $13.314           0
                              2008       $13.314      $ 8.691           0
                              2009       $ 8.691      $10.757           0
                              2010       $10.757      $11.665           0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.867           0
                              2005       $ 9.867      $10.136           0
                              2006       $10.136      $11.195           0
                              2007       $11.195      $11.194           0
                              2008       $11.194      $ 6.621           0
                              2009       $ 6.621      $10.549           0
                              2010       $10.549      $14.026           0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.699           0
                              2005       $10.699      $10.736         623
                              2006       $10.736      $11.721         933
                              2007       $11.721      $11.913         720
                              2008       $11.913      $ 9.050         626
                              2009       $ 9.050      $10.420         625
                              2010       $10.420      $11.172         624
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.087           0
                              2005       $11.087      $11.545          96
                              2006       $11.545      $13.608         144
                              2007       $13.608      $14.317         111
                              2008       $14.317      $ 9.417          97
                              2009       $ 9.417      $11.278          97
                              2010       $11.278      $12.267          96
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.301           0
                              2005       $11.301      $12.607           0
                              2006       $12.607      $14.472           0
                              2007       $14.472      $15.012           0
                              2008       $15.012      $ 8.760           0
                              2009       $ 8.760      $11.939           0
                              2010       $11.939      $13.510           0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.235           0
                              2005       $11.235      $12.056           0
                              2006       $12.056      $13.520           0
                              2007       $13.520      $13.037           0
                              2008       $13.037      $ 7.904         371
                              2009       $ 7.904      $10.581         446
                              2010       $10.581      $12.735         433

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.655            0
                              2006       $11.655      $11.707            0
                              2007       $11.707      $12.139            0
                              2008       $12.139      $ 6.029          460
                              2009       $ 6.029      $ 7.799          383
                              2010       $ 7.799      $ 9.699          381
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.300            0
                              2005       $10.300      $10.593            0
                              2006       $10.593      $10.588            0
                              2007       $10.588      $10.730          887
                              2008       $10.730      $10.243        1,199
                              2009       $10.243      $11.584        1,226
                              2010       $11.584      $12.292          456
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.881            0
                              2005       $ 9.881      $ 9.931            0
                              2006       $ 9.931      $10.162            0
                              2007       $10.162      $10.422            0
                              2008       $10.422      $10.423          567
                              2009       $10.423      $10.205          674
                              2010       $10.205      $ 9.985        1,363
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.497            0
                              2006       $10.497      $10.339            0
                              2007       $10.339      $11.191            0
                              2008       $11.191      $10.174          753
                              2009       $10.174      $11.780          654
                              2010       $11.780      $12.456          656
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.202        2,846
                              2005       $10.202      $10.222        3,088
                              2006       $10.222      $10.383        3,503
                              2007       $10.383      $11.044        3,046
                              2008       $11.044      $11.321        2,301
                              2009       $11.321      $12.630        2,738
                              2010       $12.630      $13.355        2,690
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.742            0
                              2005       $10.742      $10.794            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.794      $11.698            0
                              2007       $11.698      $10.931            0
                              2008       $10.931      $ 7.357            0
                              2009       $ 7.357      $ 7.079            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.141          652
                              2005       $11.141      $10.403          732
                              2006       $10.403      $11.332          765
                              2007       $11.332      $11.782          684
                              2008       $11.782      $10.642            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.516            0
                              2005       $10.516      $11.695            0
                              2006       $11.695      $12.741            0
                              2007       $12.741      $15.293            0
                              2008       $15.293      $ 8.864            0
                              2009       $ 8.864      $11.035            0
                              2010       $11.035      $12.002            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.408            0
                              2005       $10.408      $10.753          103
                              2006       $10.753      $11.499          154
                              2007       $11.499      $12.649          119
                              2008       $12.649      $ 7.094          423
                              2009       $ 7.094      $ 9.837          385
                              2010       $ 9.837      $11.161          375
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.019          659
                              2005       $11.019      $11.176          880
                              2006       $11.176      $12.969          967
                              2007       $12.969      $13.066          847
                              2008       $13.066      $ 8.144        1,216
                              2009       $ 8.144      $ 9.976        1,161
                              2010       $ 9.976      $11.195        1,116
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.302            0
                              2005       $10.302      $11.635            0
                              2006       $11.635      $11.814            0
                              2007       $11.814      $14.055            0
                              2008       $14.055      $ 6.962            0
                              2009       $ 6.962      $11.245            0
                              2010       $11.245      $13.485            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.752        4,453
                              2005       $12.752      $14.562        4,090
                              2006       $14.562      $19.607        3,467
                              2007       $19.607      $15.862        3,448
                              2008       $15.862      $ 9.608        4,379
                              2009       $ 9.608      $12.074        3,840
                              2010       $12.074      $15.296        3,079
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.011            0
                              2005       $12.011      $15.506            0
                              2006       $15.506      $21.156            0
                              2007       $21.156      $28.470            0
                              2008       $28.470      $ 9.806            0
                              2009       $ 9.806      $20.444            0
                              2010       $20.444      $25.362            0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.357            0
                              2005       $12.357      $18.332            0
                              2006       $18.332      $22.321            0
                              2007       $22.321      $31.728            0
                              2008       $31.728      $16.716            0
                              2009       $16.716      $25.755            0
                              2010       $25.755      $32.553            0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.840            0
                              2005       $ 9.840      $ 9.643            0
                              2006       $ 9.643      $10.248            0
                              2007       $10.248      $10.428            0
                              2008       $10.428      $ 8.863            0
                              2009       $ 8.863      $ 9.869            0
                              2010       $ 9.869      $10.133            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.134             0
                              2005       $10.134      $11.309             0
                              2006       $11.309      $13.152             0
                              2007       $13.152      $17.121             0
                              2008       $17.121      $ 9.160             0
                              2009       $ 9.160      $13.493             0
                              2010       $13.493      $14.987             0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.019             0
                              2005       $10.019      $10.942             0
                              2006       $10.942      $11.220             0
                              2007       $11.220      $13.120             0
                              2008       $13.120      $ 6.887             0
                              2009       $ 6.887      $ 9.913             0
                              2010       $ 9.913      $10.941             0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.539        18,946
                              2005       $10.539      $11.286        18,946
                              2006       $11.286      $12.123             0
                              2007       $12.123      $15.555        18,946
                              2008       $15.555      $ 6.314        18,946
                              2009       $ 6.314      $ 9.339        18,946
                              2010       $ 9.339      $10.853             0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.132           113
                              2005       $10.132      $10.279           118
                              2006       $10.279      $10.765             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.765      $12.119          123
                              2008       $12.119      $ 8.421          109
                              2009       $ 8.421      $10.600          109
                              2010       $10.600      $11.808          108
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.295          156
                              2005       $11.295      $12.880          147
                              2006       $12.880      $14.030          292
                              2007       $14.030      $16.085          136
                              2008       $16.085      $ 9.010        1,763
                              2009       $ 9.010      $11.932        1,704
                              2010       $11.932      $13.638        1,549
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.750        1,004
                              2005       $10.750      $11.095          993
                              2006       $11.095      $13.007            0
                              2007       $13.007      $12.875          957
                              2008       $12.875      $ 7.197        8,417
                              2009       $ 7.197      $ 9.137        8,329
                              2010       $ 9.137      $10.264        7,490
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.727            0
                              2005       $ 9.727      $10.032            0
                              2006       $10.032      $10.452            0
                              2007       $10.452      $12.939            0
                              2008       $12.939      $ 6.664            0
                              2009       $ 6.664      $ 8.336            0
                              2010       $ 8.336      $10.092            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.579        1,020
                              2005       $10.579      $10.813        1,019
                              2006       $10.813      $12.202            0
                              2007       $12.202      $12.544          982
                              2008       $12.544      $ 7.705        1,127
                              2009       $ 7.705      $ 9.513        1,113
                              2010       $ 9.513      $10.669        1,102
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.130           55
                              2005       $10.130      $10.091            0
                              2006       $10.091      $10.272            0
                              2007       $10.272      $10.450            0
                              2008       $10.450      $ 9.861        2,057
                              2009       $ 9.861      $11.131        2,068
                              2010       $11.131      $11.702        1,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.882        1,092
                              2005       $ 9.882      $ 9.929        1,109
                              2006       $ 9.929      $10.155            0
                              2007       $10.155      $10.417        1,183
                              2008       $10.417      $10.465        3,763
                              2009       $10.465      $10.278        4,430
                              2010       $10.278      $10.054        4,467
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.840            0
                              2005       $10.840      $12.588            0
                              2006       $12.588      $14.492            0
                              2007       $14.492      $16.580            0
                              2008       $16.580      $ 9.082        1,097
                              2009       $ 9.082      $11.205        1,129
                              2010       $11.205      $12.359        1,004
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.656        1,068
                              2005       $10.656      $10.982        1,059
                              2006       $10.982      $12.125            0
                              2007       $12.125      $12.013        1,084
                              2008       $12.013      $ 5.647        1,098
                              2009       $ 5.647      $ 8.155        1,086
                              2010       $ 8.155      $ 8.526        1,087
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.217            0
                              2005       $10.217      $10.845            0
                              2006       $10.845      $11.244            0
                              2007       $11.244      $12.279            0
                              2008       $12.279      $ 6.886            0
                              2009       $ 6.886      $ 8.126            0
                              2010       $ 8.126      $ 9.151            0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.734            0
                              2007       $10.734      $11.317            0
                              2008       $11.317      $ 7.708            0
                              2009       $ 7.708      $ 9.643            0
                              2010       $ 9.643      $10.298            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.897        1,097
                              2005       $10.897      $11.427        1,072
                              2006       $11.427      $12.398            0
                              2007       $12.398      $13.242        1,041
                              2008       $13.242      $ 9.231        1,270
                              2009       $ 9.231      $11.718        1,268
                              2010       $11.718      $13.032        1,264
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.103            0
                              2005       $10.103      $10.200            0
                              2006       $10.200      $10.281            0
                              2007       $10.281      $10.753            0
                              2008       $10.753      $10.670          267
                              2009       $10.670      $10.520          267
                              2010       $10.520      $10.786          267
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.991          107
                              2005       $10.991      $11.789          103
                              2006       $11.789      $13.365            0
                              2007       $13.365      $13.392          106
                              2008       $13.392      $ 8.874        6,338
                              2009       $ 8.874      $10.766        6,552
                              2010       $10.766      $11.807        5,971
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.019            0
                              2005       $11.019      $11.969            0
                              2006       $11.969      $12.277            0
                              2007       $12.277      $14.111            0
                              2008       $14.111      $ 7.333            0
                              2009       $ 7.333      $11.209            0
                              2010       $11.209      $13.945            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.762            0
                              2009       $ 6.762      $11.837            0
                              2010       $11.837      $14.465            0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.209            0
                              2005       $11.209      $12.053            0
                              2006       $12.053      $13.558          565
                              2007       $13.558      $14.202            0
                              2008       $14.202      $10.009          547

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.009      $13.005          521
                              2010       $13.005      $14.666          506
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.906            0
                              2006       $10.906      $12.993            0
                              2007       $12.993      $11.923            0
                              2008       $11.923      $ 7.468            0
                              2009       $ 7.468      $ 7.057            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.537            0
                              2005       $10.537      $11.089            0
                              2006       $11.089      $11.970            0
                              2007       $11.970      $12.902            0
                              2008       $12.902      $10.586            0
                              2009       $10.586      $12.996            0
                              2010       $12.996      $13.735            0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.223            0
                              2005       $11.223      $11.655            0
                              2006       $11.655      $13.452            0
                              2007       $13.452      $15.547            0
                              2008       $15.547      $14.589            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.395            0
                              2005       $11.395      $12.539            0
                              2006       $12.539      $13.375            0
                              2007       $13.375      $17.861            0
                              2008       $17.861      $ 9.723            0
                              2009       $ 9.723      $13.877            0
                              2010       $13.877      $14.444            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.245            0
                              2005       $11.245      $12.192            0
                              2006       $12.192      $13.202            0
                              2007       $13.202      $13.695            0
                              2008       $13.695      $ 8.535            0
                              2009       $ 8.535      $10.224            0
                              2010       $10.224      $10.943            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.450        2,608
                              2008       $ 9.450      $ 5.858        2,596
                              2009       $ 5.858      $ 7.407        2,582

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.407      $ 8.443        2,570
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.688            0
                              2008       $ 9.688      $ 6.096            0
                              2009       $ 6.096      $ 7.419            0
                              2010       $ 7.419      $ 7.939            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.238        2,108
                              2005       $10.238      $10.381        2,122
                              2006       $10.381      $11.962            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.335            0
                              2005       $10.335      $10.703            0
                              2006       $10.703      $12.320            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.781            0
                              2005       $10.781      $10.912            0
                              2006       $10.912      $11.771          310
                              2007       $11.771      $11.467            0
                              2008       $11.467      $ 7.747        1,488
                              2009       $ 7.747      $11.727        1,421
                              2010       $11.727      $13.147        1,283
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.563        1,075
                              2005       $10.563      $10.538        1,101
                              2006       $10.538      $11.331            0
                              2007       $11.331      $11.245        1,160
                              2008       $11.245      $ 7.842        3,928
                              2009       $ 7.842      $11.132        3,672
                              2010       $11.132      $12.448        3,380
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.384            0
                              2005       $10.384      $10.580            0
                              2006       $10.580      $11.098            0
                              2007       $11.098      $12.043            0
                              2008       $12.043      $ 7.419          155
                              2009       $ 7.419      $10.087          132
                              2010       $10.087      $11.058          129
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.720        1,007
                              2005       $10.720      $11.215          982

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.215      $12.355             0
                              2007       $12.355      $13.288           927
                              2008       $13.288      $ 8.669           923
                              2009       $ 8.669      $10.725           918
                              2010       $10.725      $11.624           914
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.862         1,094
                              2005       $ 9.862      $10.126         1,088
                              2006       $10.126      $11.178             0
                              2007       $11.178      $11.171         1,103
                              2008       $11.171      $ 6.604         1,098
                              2009       $ 6.604      $10.518         1,092
                              2010       $10.518      $13.976         1,087
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.694         1,009
                              2005       $10.694      $10.725         1,027
                              2006       $10.725      $11.703           314
                              2007       $11.703      $11.889         1,036
                              2008       $11.889      $ 9.027         2,083
                              2009       $ 9.027      $10.388         2,077
                              2010       $10.388      $11.133         2,061
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.082           974
                              2005       $11.082      $11.534           955
                              2006       $11.534      $13.587             0
                              2007       $13.587      $14.288           862
                              2008       $14.288      $ 9.393           858
                              2009       $ 9.393      $11.244           854
                              2010       $11.244      $12.224           850
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.296        17,596
                              2005       $11.296      $12.595        17,587
                              2006       $12.595      $14.450             0
                              2007       $14.450      $14.982        17,580
                              2008       $14.982      $ 8.738        18,728
                              2009       $ 8.738      $11.903        18,643
                              2010       $11.903      $13.463         1,017
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.230             0
                              2005       $11.230      $12.044            52
                              2006       $12.044      $13.500             0
                              2007       $13.500      $13.011            52
                              2008       $13.011      $ 7.884         2,247
                              2009       $ 7.884      $10.549         2,138
                              2010       $10.549      $12.690         1,809

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.651            0
                              2006       $11.651      $11.697            0
                              2007       $11.697      $12.123            0
                              2008       $12.123      $ 6.018            0
                              2009       $ 6.018      $ 7.780            0
                              2010       $ 7.780      $ 9.671            0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.296        1,048
                              2005       $10.296      $10.583        1,041
                              2006       $10.583      $10.572          574
                              2007       $10.572      $10.708        1,151
                              2008       $10.708      $10.218        4,709
                              2009       $10.218      $11.549        4,792
                              2010       $11.549      $12.249        4,688
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.876        1,093
                              2005       $ 9.876      $ 9.922        1,110
                              2006       $ 9.922      $10.147          635
                              2007       $10.147      $10.401        1,184
                              2008       $10.401      $10.396        3,790
                              2009       $10.396      $10.174        3,856
                              2010       $10.174      $ 9.950        3,891
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.508            0
                              2005       $10.508      $10.487            0
                              2006       $10.487      $10.324          477
                              2007       $10.324      $11.168            0
                              2008       $11.168      $10.148          918
                              2009       $10.148      $11.745          923
                              2010       $11.745      $12.412          908
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.197        1,114
                              2005       $10.197      $10.212        1,136
                              2006       $10.212      $10.368            0
                              2007       $10.368      $11.022        1,188
                              2008       $11.022      $11.293        6,237
                              2009       $11.293      $12.592        6,277
                              2010       $12.592      $13.308        5,926
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.739            0
                              2005       $10.739      $10.785            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.785      $11.682             0
                              2007       $11.682      $10.911             0
                              2008       $10.911      $ 7.340             0
                              2009       $ 7.340      $ 7.061             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.136           969
                              2005       $11.136      $10.393         1,060
                              2006       $10.393      $11.315             0
                              2007       $11.315      $11.758         1,048
                              2008       $11.758      $10.620             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.511         1,027
                              2005       $10.511      $11.684           943
                              2006       $11.684      $12.722             0
                              2007       $12.722      $15.263           807
                              2008       $15.263      $ 8.841           804
                              2009       $ 8.841      $11.001           799
                              2010       $11.001      $11.959           796
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.403           112
                              2005       $10.403      $10.743           117
                              2006       $10.743      $11.481           335
                              2007       $11.481      $12.623           112
                              2008       $12.623      $ 7.076         2,407
                              2009       $ 7.076      $ 9.808         2,378
                              2010       $ 9.808      $11.121         2,128
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.014        17,644
                              2005       $11.014      $11.165        17,654
                              2006       $11.165      $12.949           737
                              2007       $12.949      $13.040        17,611
                              2008       $13.040      $ 8.124        18,755
                              2009       $ 8.124      $ 9.946        18,736
                              2010       $ 9.946      $11.156         2,148
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.297            57
                              2005       $10.297      $11.624            56
                              2006       $11.624      $11.796             0
                              2007       $11.796      $14.027            51
                              2008       $14.027      $ 6.945           336
                              2009       $ 6.945      $11.211           331
                              2010       $11.211      $13.437           327

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.746        24,708
                              2005       $12.746      $14.547        24,618
                              2006       $14.547      $19.578           582
                              2007       $19.578      $15.830        24,640
                              2008       $15.830      $ 9.584        29,447
                              2009       $ 9.584      $12.038        29,312
                              2010       $12.038      $15.242         4,699
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.005             0
                              2005       $12.005      $15.491             0
                              2006       $15.491      $21.124           130
                              2007       $21.124      $28.413             0
                              2008       $28.413      $ 9.781           119
                              2009       $ 9.781      $20.382           119
                              2010       $20.382      $25.272           114
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.352             0
                              2005       $12.352      $18.314             0
                              2006       $18.314      $22.288             0
                              2007       $22.288      $31.665             0
                              2008       $31.665      $16.674           818
                              2009       $16.674      $25.677           789
                              2010       $25.677      $32.438           756
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.835         1,097
                              2005       $ 9.835      $ 9.634         1,143
                              2006       $ 9.634      $10.233             0
                              2007       $10.233      $10.407         1,184
                              2008       $10.407      $ 8.840         1,179
                              2009       $ 8.840      $ 9.840         1,172
                              2010       $ 9.840      $10.097         1,167



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.130            0
                              2005       $10.130      $11.298            0
                              2006       $11.298      $13.132            0
                              2007       $13.132      $17.087            0
                              2008       $17.087      $ 9.137        5,782
                              2009       $ 9.137      $13.452        3,398
                              2010       $13.452      $14.934        2,444
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.014            0
                              2005       $10.014      $10.931            0
                              2006       $10.931      $11.204            0
                              2007       $11.204      $13.093            0
                              2008       $13.093      $ 6.870        2,608
                              2009       $ 6.870      $ 9.883        2,626
                              2010       $ 9.883      $10.902        2,004
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.535            0
                              2005       $10.535      $11.275            0
                              2006       $11.275      $12.105            0
                              2007       $12.105      $15.524            0
                              2008       $15.524      $ 6.298        9,160
                              2009       $ 6.298      $ 9.311        6,121
                              2010       $ 9.311      $10.814        4,138
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.127            0
                              2005       $10.127      $10.269            0
                              2006       $10.269      $10.749            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.749      $12.094             0
                              2008       $12.094      $ 8.400         4,539
                              2009       $ 8.400      $10.568         4,632
                              2010       $10.568      $11.766         4,311
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.290             0
                              2005       $11.290      $12.867             0
                              2006       $12.867      $14.009             0
                              2007       $14.009      $16.053             0
                              2008       $16.053      $ 8.988        22,621
                              2009       $ 8.988      $11.896        22,489
                              2010       $11.896      $13.590        20,065
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.745             0
                              2005       $10.745      $11.084             0
                              2006       $11.084      $12.988             0
                              2007       $12.988      $12.849             0
                              2008       $12.849      $ 7.179        14,844
                              2009       $ 7.179      $ 9.109        15,575
                              2010       $ 9.109      $10.228         7,495
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.723             0
                              2005       $ 9.723      $10.022             0
                              2006       $10.022      $10.436             0
                              2007       $10.436      $12.913             0
                              2008       $12.913      $ 6.647         1,195
                              2009       $ 6.647      $ 8.310         1,570
                              2010       $ 8.310      $10.057         1,381
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.575             0
                              2005       $10.575      $10.803             0
                              2006       $10.803      $12.184             0
                              2007       $12.184      $12.519             0
                              2008       $12.519      $ 7.686        15,389
                              2009       $ 7.686      $ 9.484        13,481
                              2010       $ 9.484      $10.631        15,804
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.126             0
                              2005       $10.126      $10.081             0
                              2006       $10.081      $10.257             0
                              2007       $10.257      $10.429             0
                              2008       $10.429      $ 9.837        20,532
                              2009       $ 9.837      $11.097        20,401
                              2010       $11.097      $11.660        20,040

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.878             0
                              2005       $ 9.878      $ 9.919             0
                              2006       $ 9.919      $10.140             0
                              2007       $10.140      $10.396             0
                              2008       $10.396      $10.438        12,847
                              2009       $10.438      $10.247        12,906
                              2010       $10.247      $10.018        10,587
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.835             0
                              2005       $10.835      $12.575             0
                              2006       $12.575      $14.471             0
                              2007       $14.471      $16.547             0
                              2008       $16.547      $ 9.059        13,304
                              2009       $ 9.059      $11.171        12,594
                              2010       $11.171      $12.315        11,830
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.651             0
                              2005       $10.651      $10.972             0
                              2006       $10.972      $12.107             0
                              2007       $12.107      $11.988             0
                              2008       $11.988      $ 5.633         6,071
                              2009       $ 5.633      $ 8.131         4,649
                              2010       $ 8.131      $ 8.496         3,697
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.213             0
                              2005       $10.213      $10.834             0
                              2006       $10.834      $11.227             0
                              2007       $11.227      $12.254             0
                              2008       $12.254      $ 6.869           972
                              2009       $ 6.869      $ 8.101           742
                              2010       $ 8.101      $ 9.119           584
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.730             0
                              2007       $10.730      $11.308             0
                              2008       $11.308      $ 7.698         3,059
                              2009       $ 7.698      $ 9.625         3,018
                              2010       $ 9.625      $10.273         2,259
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.892             0
                              2005       $10.892      $11.416             0
                              2006       $11.416      $12.379             0
                              2007       $12.379      $13.216             0
                              2008       $13.216      $ 9.208         4,981
                              2009       $ 9.208      $11.682         5,034
                              2010       $11.682      $12.987         4,283
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.098             0
                              2005       $10.098      $10.190             0
                              2006       $10.190      $10.265             0
                              2007       $10.265      $10.732             0
                              2008       $10.732      $10.643         1,909
                              2009       $10.643      $10.488           104
                              2010       $10.488      $10.747             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.986             0
                              2005       $10.986      $11.777             0
                              2006       $11.777      $13.345             0
                              2007       $13.345      $13.366             0
                              2008       $13.366      $ 8.852         7,906
                              2009       $ 8.852      $10.733         8,902
                              2010       $10.733      $11.765         9,770
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.014             0
                              2005       $11.014      $11.958             0
                              2006       $11.958      $12.258             0
                              2007       $12.258      $14.083             0
                              2008       $14.083      $ 7.314         1,261
                              2009       $ 7.314      $11.175           805
                              2010       $11.175      $13.896           625
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.745         1,022
                              2009       $ 6.745      $11.801         2,171
                              2010       $11.801      $14.414         4,779
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.204             0
                              2005       $11.204      $12.042             0
                              2006       $12.042      $13.538             0
                              2007       $13.538      $14.173             0
                              2008       $14.173      $ 9.984        15,967

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.984      $12.966        11,276
                              2010       $12.966      $14.614         9,669
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.903             0
                              2006       $10.903      $12.982             0
                              2007       $12.982      $11.907             0
                              2008       $11.907      $ 7.454        10,377
                              2009       $ 7.454      $ 7.042             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.532             0
                              2005       $10.532      $11.079             0
                              2006       $11.079      $11.952             0
                              2007       $11.952      $12.877             0
                              2008       $12.877      $10.560         8,596
                              2009       $10.560      $12.956        11,223
                              2010       $12.956      $13.686         9,973
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.218             0
                              2005       $11.218      $11.644             0
                              2006       $11.644      $13.432             0
                              2007       $13.432      $15.516             0
                              2008       $15.516      $14.557             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.390             0
                              2005       $11.390      $12.526             0
                              2006       $12.526      $13.355             0
                              2007       $13.355      $17.825             0
                              2008       $17.825      $ 9.698        14,617
                              2009       $ 9.698      $13.835        12,181
                              2010       $13.835      $14.393        11,048
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239             0
                              2005       $11.239      $12.180             0
                              2006       $12.180      $13.182             0
                              2007       $13.182      $13.667             0
                              2008       $13.667      $ 8.513         9,818
                              2009       $ 8.513      $10.193         6,138
                              2010       $10.193      $10.908             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.446             0
                              2008       $ 9.446      $ 5.853         1,197
                              2009       $ 5.853      $ 7.397           328

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.397      $ 8.427          163
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.685            0
                              2008       $ 9.685      $ 6.091        1,880
                              2009       $ 6.091      $ 7.409        1,906
                              2010       $ 7.409      $ 7.924        2,023
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.234            0
                              2005       $10.234      $10.371            0
                              2006       $10.371      $11.944            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.330            0
                              2005       $10.330      $10.692            0
                              2006       $10.692      $12.302            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.776            0
                              2005       $10.776      $10.902            0
                              2006       $10.902      $11.754            0
                              2007       $11.754      $11.444            0
                              2008       $11.444      $ 7.728        9,826
                              2009       $ 7.728      $11.691        7,132
                              2010       $11.691      $13.101        3,486
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.558            0
                              2005       $10.558      $10.528            0
                              2006       $10.528      $11.314            0
                              2007       $11.314      $11.223            0
                              2008       $11.223      $ 7.822        3,240
                              2009       $ 7.822      $11.098        3,573
                              2010       $11.098      $12.404        3,642
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.379            0
                              2005       $10.379      $10.570            0
                              2006       $10.570      $11.082            0
                              2007       $11.082      $12.019            0
                              2008       $12.019      $ 7.400        3,867
                              2009       $ 7.400      $10.056        3,147
                              2010       $10.056      $11.019        2,537
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.715            0
                              2005       $10.715      $11.205            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.205      $12.337            0
                              2007       $12.337      $13.261            0
                              2008       $13.261      $ 8.647          343
                              2009       $ 8.647      $10.692          397
                              2010       $10.692      $11.583           93
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.857            0
                              2005       $ 9.857      $10.116            0
                              2006       $10.116      $11.162            0
                              2007       $11.162      $11.149            0
                              2008       $11.149      $ 6.588          499
                              2009       $ 6.588      $10.486          209
                              2010       $10.486      $13.927          182
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.689            0
                              2005       $10.689      $10.715            0
                              2006       $10.715      $11.686            0
                              2007       $11.686      $11.865            0
                              2008       $11.865      $ 9.005        2,180
                              2009       $ 9.005      $10.357        3,779
                              2010       $10.357      $11.093        3,627
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.077            0
                              2005       $11.077      $11.523            0
                              2006       $11.523      $13.567            0
                              2007       $13.567      $14.260            0
                              2008       $14.260      $ 9.370          661
                              2009       $ 9.370      $11.210          465
                              2010       $11.210      $12.180            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.291            0
                              2005       $11.291      $12.583            0
                              2006       $12.583      $14.429            0
                              2007       $14.429      $14.952            0
                              2008       $14.952      $ 8.716        5,588
                              2009       $ 8.716      $11.867        5,468
                              2010       $11.867      $13.415        4,418
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.224            0
                              2005       $11.224      $12.032            0
                              2006       $12.032      $13.480            0
                              2007       $13.480      $12.985            0
                              2008       $12.985      $ 7.864        8,715
                              2009       $ 7.864      $10.517        9,238
                              2010       $10.517      $12.645        9,408

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.647             0
                              2006       $11.647      $11.687             0
                              2007       $11.687      $12.106             0
                              2008       $12.106      $ 6.007         7,330
                              2009       $ 6.007      $ 7.762         6,908
                              2010       $ 7.762      $ 9.643         4,060
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.291             0
                              2005       $10.291      $10.572             0
                              2006       $10.572      $10.556             0
                              2007       $10.556      $10.687             0
                              2008       $10.687      $10.192         6,546
                              2009       $10.192      $11.514         5,678
                              2010       $11.514      $12.206         4,745
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.872             0
                              2005       $ 9.872      $ 9.912             0
                              2006       $ 9.912      $10.132             0
                              2007       $10.132      $10.381             0
                              2008       $10.381      $10.370        18,607
                              2009       $10.370      $10.143        22,386
                              2010       $10.143      $ 9.915        25,477
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.503             0
                              2005       $10.503      $10.476             0
                              2006       $10.476      $10.308             0
                              2007       $10.308      $11.146             0
                              2008       $11.146      $10.123        13,770
                              2009       $10.123      $11.709        15,158
                              2010       $11.709      $12.368        15,080
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.193             0
                              2005       $10.193      $10.202             0
                              2006       $10.202      $10.352             0
                              2007       $10.352      $10.999             0
                              2008       $10.999      $11.264        18,123
                              2009       $11.264      $12.554        22,531
                              2010       $12.554      $13.261        28,856
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.735             0
                              2005       $10.735      $10.776             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.776      $11.666             0
                              2007       $11.666      $10.891             0
                              2008       $10.891      $ 7.322           599
                              2009       $ 7.322      $ 7.043             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.130             0
                              2005       $11.130      $10.383             0
                              2006       $10.383      $11.298             0
                              2007       $11.298      $11.735             0
                              2008       $11.735      $10.599             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.506             0
                              2005       $10.506      $11.673             0
                              2006       $11.673      $12.703             0
                              2007       $12.703      $15.232             0
                              2008       $15.232      $ 8.819         1,431
                              2009       $ 8.819      $10.968         5,583
                              2010       $10.968      $11.917         5,871
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.398             0
                              2005       $10.398      $10.732             0
                              2006       $10.732      $11.464             0
                              2007       $11.464      $12.598             0
                              2008       $12.598      $ 7.058        10,952
                              2009       $ 7.058      $ 9.778         9,310
                              2010       $ 9.778      $11.082         8,054
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.009             0
                              2005       $11.009      $11.154             0
                              2006       $11.154      $12.930             0
                              2007       $12.930      $13.014             0
                              2008       $13.014      $ 8.103        17,220
                              2009       $ 8.103      $ 9.916        13,471
                              2010       $ 9.916      $11.116        13,261
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.292             0
                              2005       $10.292      $11.613             0
                              2006       $11.613      $11.779             0
                              2007       $11.779      $13.999             0
                              2008       $13.999      $ 6.927             0
                              2009       $ 6.927      $11.177             0
                              2010       $11.177      $13.390             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.740             0
                              2005       $12.740      $14.533             0
                              2006       $14.533      $19.549             0
                              2007       $19.549      $15.798             0
                              2008       $15.798      $ 9.560         7,669
                              2009       $ 9.560      $12.002        10,495
                              2010       $12.002      $15.188        10,792
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.000             0
                              2005       $12.000      $15.476             0
                              2006       $15.476      $21.093             0
                              2007       $21.093      $28.356             0
                              2008       $28.356      $ 9.756         2,425
                              2009       $ 9.756      $20.321         2,710
                              2010       $20.321      $25.183         3,228
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.346             0
                              2005       $12.346      $18.296             0
                              2006       $18.296      $22.255             0
                              2007       $22.255      $31.601             0
                              2008       $31.601      $16.633           759
                              2009       $16.633      $25.599         1,554
                              2010       $25.599      $32.323         1,369
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.830             0
                              2005       $ 9.830      $ 9.625             0
                              2006       $ 9.625      $10.218             0
                              2007       $10.218      $10.386             0
                              2008       $10.386      $ 8.818         2,587
                              2009       $ 8.818      $ 9.810         1,888
                              2010       $ 9.810      $10.061         1,546



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH EBP (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.3



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.120          0
                              2005       $10.120      $11.276          0
                              2006       $11.276      $13.093          0
                              2007       $13.093      $17.019          0
                              2008       $17.019      $ 9.091          0
                              2009       $ 9.091      $13.371          0
                              2010       $13.371      $14.829          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.005          0
                              2005       $10.005      $10.910          0
                              2006       $10.910      $11.170          0
                              2007       $11.170      $13.041          0
                              2008       $13.041      $ 6.835          0
                              2009       $ 6.835      $ 9.823          0
                              2010       $ 9.823      $10.825          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.525          0
                              2005       $10.525      $11.253          0
                              2006       $11.253      $12.069          0
                              2007       $12.069      $15.462          0
                              2008       $15.462      $ 6.266          0
                              2009       $ 6.266      $ 9.254          0
                              2010       $ 9.254      $10.738          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.118          0
                              2005       $10.118      $10.249          0
                              2006       $10.249      $10.717          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.717      $12.046          0
                              2008       $12.046      $ 8.358          0
                              2009       $ 8.358      $10.504          0
                              2010       $10.504      $11.683          0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.279          0
                              2005       $11.279      $12.842          0
                              2006       $12.842      $13.967          0
                              2007       $13.967      $15.989          0
                              2008       $15.989      $ 8.943          0
                              2009       $ 8.943      $11.824          0
                              2010       $11.824      $13.494          0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.735          0
                              2005       $10.735      $11.062          0
                              2006       $11.062      $12.949          0
                              2007       $12.949      $12.798          0
                              2008       $12.798      $ 7.143          0
                              2009       $ 7.143      $ 9.054          0
                              2010       $ 9.054      $10.155          0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.714          0
                              2005       $ 9.714      $10.003          0
                              2006       $10.003      $10.405          0
                              2007       $10.405      $12.861          0
                              2008       $12.861      $ 6.614          0
                              2009       $ 6.614      $ 8.260          0
                              2010       $ 8.260      $ 9.986          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.565          0
                              2005       $10.565      $10.782          0
                              2006       $10.782      $12.148          0
                              2007       $12.148      $12.469          0
                              2008       $12.469      $ 7.647          0
                              2009       $ 7.647      $ 9.427          0
                              2010       $ 9.427      $10.556          0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.116          0
                              2005       $10.116      $10.061          0
                              2006       $10.061      $10.227          0
                              2007       $10.227      $10.388          0
                              2008       $10.388      $ 9.787          0
                              2009       $ 9.787      $11.030          0
                              2010       $11.030      $11.578          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.869          0
                              2005       $ 9.869      $ 9.900          0
                              2006       $ 9.900      $10.110          0
                              2007       $10.110      $10.355          0
                              2008       $10.355      $10.386          0
                              2009       $10.386      $10.185          0
                              2010       $10.185      $ 9.948          0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.825          0
                              2005       $10.825      $12.551          0
                              2006       $12.551      $14.428          0
                              2007       $14.428      $16.481          0
                              2008       $16.481      $ 9.014          0
                              2009       $ 9.014      $11.104          0
                              2010       $11.104      $12.228          0
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.641          0
                              2005       $10.641      $10.950          0
                              2006       $10.950      $12.071          0
                              2007       $12.071      $11.941          0
                              2008       $11.941      $ 5.605          0
                              2009       $ 5.605      $ 8.082          0
                              2010       $ 8.082      $ 8.436          0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.203          0
                              2005       $10.203      $10.813          0
                              2006       $10.813      $11.194          0
                              2007       $11.194      $12.205          0
                              2008       $12.205      $ 6.834          0
                              2009       $ 6.834      $ 8.052          0
                              2010       $ 8.052      $ 9.054          0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.723          0
                              2007       $10.723      $11.288          0
                              2008       $11.288      $ 7.676          0
                              2009       $ 7.676      $ 9.589          0
                              2010       $ 9.589      $10.224          0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.882          0
                              2005       $10.882      $11.394          0
                              2006       $11.394      $12.342          0
                              2007       $12.342      $13.163          0
                              2008       $13.163      $ 9.162          0
                              2009       $ 9.162      $11.612          0
                              2010       $11.612      $12.895          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.089          0
                              2005       $10.089      $10.170          0
                              2006       $10.170      $10.235          0
                              2007       $10.235      $10.689          0
                              2008       $10.689      $10.590          0
                              2009       $10.590      $10.425          0
                              2010       $10.425      $10.672          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.976          0
                              2005       $10.976      $11.754          0
                              2006       $11.754      $13.306          0
                              2007       $13.306      $13.312          0
                              2008       $13.312      $ 8.807          0
                              2009       $ 8.807      $10.668          0
                              2010       $10.668      $11.682          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.004          0
                              2005       $11.004      $11.934          0
                              2006       $11.934      $12.222          0
                              2007       $12.222      $14.026          0
                              2008       $14.026      $ 7.278          0
                              2009       $ 7.278      $11.107          0
                              2010       $11.107      $13.798          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.711          0
                              2009       $ 6.711      $11.730          0
                              2010       $11.730      $14.313          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.193          0
                              2005       $11.193      $12.018          0
                              2006       $12.018      $13.498          0
                              2007       $13.498      $14.117          0
                              2008       $14.117      $ 9.934          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.934      $12.888          0
                              2010       $12.888      $14.511          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.895          0
                              2006       $10.895      $12.960          0
                              2007       $12.960      $11.874          0
                              2008       $11.874      $ 7.426          0
                              2009       $ 7.426      $ 7.013          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.522          0
                              2005       $10.522      $11.057          0
                              2006       $11.057      $11.916          0
                              2007       $11.916      $12.825          0
                              2008       $12.825      $10.507          0
                              2009       $10.507      $12.878          0
                              2010       $12.878      $13.590          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.207          0
                              2005       $11.207      $11.621          0
                              2006       $11.621      $13.392          0
                              2007       $13.392      $15.454          0
                              2008       $15.454      $14.494          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.379          0
                              2005       $11.379      $12.502          0
                              2006       $12.502      $13.315          0
                              2007       $13.315      $17.754          0
                              2008       $17.754      $ 9.649          0
                              2009       $ 9.649      $13.752          0
                              2010       $13.752      $14.291          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.229          0
                              2005       $11.229      $12.156          0
                              2006       $12.156      $13.143          0
                              2007       $13.143      $13.613          0
                              2008       $13.613      $ 8.471          0
                              2009       $ 8.471      $10.132          0
                              2010       $10.132      $10.839          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.440          0
                              2008       $ 9.440      $ 5.843          0
                              2009       $ 5.843      $ 7.377          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.377      $ 8.396          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.678          0
                              2008       $ 9.678      $ 6.081          0
                              2009       $ 6.081      $ 7.389          0
                              2010       $ 7.389      $ 7.894          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.224          0
                              2005       $10.224      $10.351          0
                              2006       $10.351      $11.909          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.320          0
                              2005       $10.320      $10.672          0
                              2006       $10.672      $12.265          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.766          0
                              2005       $10.766      $10.881          0
                              2006       $10.881      $11.719          0
                              2007       $11.719      $11.398          0
                              2008       $11.398      $ 7.689          0
                              2009       $ 7.689      $11.621          0
                              2010       $11.621      $13.009          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.549          0
                              2005       $10.549      $10.507          0
                              2006       $10.507      $11.281          0
                              2007       $11.281      $11.178          0
                              2008       $11.178      $ 7.783          0
                              2009       $ 7.783      $11.031          0
                              2010       $11.031      $12.316          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.370          0
                              2005       $10.370      $10.549          0
                              2006       $10.549      $11.049          0
                              2007       $11.049      $11.971          0
                              2008       $11.971      $ 7.363          0
                              2009       $ 7.363      $ 9.996          0
                              2010       $ 9.996      $10.942          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.705          0
                              2005       $10.705      $11.183          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.183      $12.300          0
                              2007       $12.300      $13.208          0
                              2008       $13.208      $ 8.604          0
                              2009       $ 8.604      $10.628          0
                              2010       $10.628      $11.501          0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.848          0
                              2005       $ 9.848      $10.096          0
                              2006       $10.096      $11.129          0
                              2007       $11.129      $11.105          0
                              2008       $11.105      $ 6.555          0
                              2009       $ 6.555      $10.422          0
                              2010       $10.422      $13.829          0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.679          0
                              2005       $10.679      $10.694          0
                              2006       $10.694      $11.651          0
                              2007       $11.651      $11.818          0
                              2008       $11.818      $ 8.959          0
                              2009       $ 8.959      $10.294          0
                              2010       $10.294      $11.015          0
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.067          0
                              2005       $11.067      $11.500          0
                              2006       $11.500      $13.527          0
                              2007       $13.527      $14.203          0
                              2008       $14.203      $ 9.323          0
                              2009       $ 9.323      $11.142          0
                              2010       $11.142      $12.095          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.280          0
                              2005       $11.280      $12.558          0
                              2006       $12.558      $14.386          0
                              2007       $14.386      $14.893          0
                              2008       $14.893      $ 8.673          0
                              2009       $ 8.673      $11.796          0
                              2010       $11.796      $13.321          0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.214          0
                              2005       $11.214      $12.009          0
                              2006       $12.009      $13.440          0
                              2007       $13.440      $12.933          0
                              2008       $12.933      $ 7.825          0
                              2009       $ 7.825      $10.454          0
                              2010       $10.454      $12.556          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.639          0
                              2006       $11.639      $11.667          0
                              2007       $11.667      $12.073          0
                              2008       $12.073      $ 5.984          0
                              2009       $ 5.984      $ 7.725          0
                              2010       $ 7.725      $ 9.587          0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.281          0
                              2005       $10.281      $10.552          0
                              2006       $10.552      $10.525          0
                              2007       $10.525      $10.644          0
                              2008       $10.644      $10.141          0
                              2009       $10.141      $11.445          0
                              2010       $11.445      $12.120          0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.862          0
                              2005       $ 9.862      $ 9.893          0
                              2006       $ 9.893      $10.102          0
                              2007       $10.102      $10.339          0
                              2008       $10.339      $10.318          0
                              2009       $10.318      $10.082          0
                              2010       $10.082      $ 9.845          0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.494          0
                              2005       $10.494      $10.456          0
                              2006       $10.456      $10.278          0
                              2007       $10.278      $11.101          0
                              2008       $11.101      $10.072          0
                              2009       $10.072      $11.639          0
                              2010       $11.639      $12.281          0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.183          0
                              2005       $10.183      $10.182          0
                              2006       $10.182      $10.322          0
                              2007       $10.322      $10.956          0
                              2008       $10.956      $11.208          0
                              2009       $11.208      $12.478          0
                              2010       $12.478      $13.168          0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.728          0
                              2005       $10.728      $10.758          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.758      $11.634          0
                              2007       $11.634      $10.850          0
                              2008       $10.850      $ 7.287          0
                              2009       $ 7.287      $ 7.007          0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.120          0
                              2005       $11.120      $10.362          0
                              2006       $10.362      $11.265          0
                              2007       $11.265      $11.688          0
                              2008       $11.688      $10.556          0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.496          0
                              2005       $10.496      $11.650          0
                              2006       $11.650      $12.666          0
                              2007       $12.666      $15.171          0
                              2008       $15.171      $ 8.775          0
                              2009       $ 8.775      $10.902          0
                              2010       $10.902      $11.833          0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.388          0
                              2005       $10.388      $10.711          0
                              2006       $10.711      $11.430          0
                              2007       $11.430      $12.548          0
                              2008       $12.548      $ 7.023          0
                              2009       $ 7.023      $ 9.719          0
                              2010       $ 9.719      $11.004          0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $10.999          0
                              2005       $10.999      $11.132          0
                              2006       $11.132      $12.892          0
                              2007       $12.892      $12.962          0
                              2008       $12.962      $ 8.063          0
                              2009       $ 8.063      $ 9.856          0
                              2010       $ 9.856      $11.038          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.282          0
                              2005       $10.282      $11.590          0
                              2006       $11.590      $11.744          0
                              2007       $11.744      $13.943          0
                              2008       $13.943      $ 6.893          0
                              2009       $ 6.893      $11.110          0
                              2010       $11.110      $13.295          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.728          0
                              2005       $12.728      $14.505          0
                              2006       $14.505      $19.491          0
                              2007       $19.491      $15.735          0
                              2008       $15.735      $ 9.512          0
                              2009       $ 9.512      $11.929          0
                              2010       $11.929      $15.081          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.988          0
                              2005       $11.988      $15.446          0
                              2006       $15.446      $21.030          0
                              2007       $21.030      $28.243          0
                              2008       $28.243      $ 9.708          0
                              2009       $ 9.708      $20.198          0
                              2010       $20.198      $25.006          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.334          0
                              2005       $12.334      $18.261          0
                              2006       $18.261      $22.189          0
                              2007       $22.189      $31.475          0
                              2008       $31.475      $16.549          0
                              2009       $16.549      $25.445          0
                              2010       $25.445      $32.095          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.821          0
                              2005       $ 9.821      $ 9.606          0
                              2006       $ 9.606      $10.187          0
                              2007       $10.187      $10.345          0
                              2008       $10.345      $ 8.774          0
                              2009       $ 8.774      $ 9.751          0
                              2010       $ 9.751      $ 9.990          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION ELITE
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EBP (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.35



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.115            0
                              2005       $10.115      $11.265            0
                              2006       $11.265      $13.074            0
                              2007       $13.074      $16.985            0
                              2008       $16.985      $ 9.069            0
                              2009       $ 9.069      $13.331            0
                              2010       $13.331      $14.776            0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.000          286
                              2005       $10.000      $10.899          335
                              2006       $10.899      $11.154          534
                              2007       $11.154      $13.015          441
                              2008       $13.015      $ 6.818          626
                              2009       $ 6.818      $ 9.794            0
                              2010       $ 9.794      $10.787            0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.520            0
                              2005       $10.520      $11.242            0
                              2006       $11.242      $12.051            0
                              2007       $12.051      $15.431            0
                              2008       $15.431      $ 6.251            0
                              2009       $ 6.251      $ 9.226            0
                              2010       $ 9.226      $10.700            0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.113        1,088
                              2005       $10.113      $10.239        1,170
                              2006       $10.239      $10.702        1,170

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.702      $12.022        1,129
                              2008       $12.022      $ 8.337        1,129
                              2009       $ 8.337      $10.472        1,128
                              2010       $10.472      $11.642        1,127
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.274            0
                              2005       $11.274      $12.829            0
                              2006       $12.829      $13.947            0
                              2007       $13.947      $15.957            0
                              2008       $15.957      $ 8.920            0
                              2009       $ 8.920      $11.788            0
                              2010       $11.788      $13.446            0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.730        1,085
                              2005       $10.730      $11.051        1,163
                              2006       $11.051      $12.930        1,163
                              2007       $12.930      $12.772        1,122
                              2008       $12.772      $ 7.125        1,122
                              2009       $ 7.125      $ 9.027        1,121
                              2010       $ 9.027      $10.120        1,120
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.709            0
                              2005       $ 9.709      $ 9.993            0
                              2006       $ 9.993      $10.390            0
                              2007       $10.390      $12.836            0
                              2008       $12.836      $ 6.597            0
                              2009       $ 6.597      $ 8.235            0
                              2010       $ 8.235      $ 9.951            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.560            0
                              2005       $10.560      $10.771            0
                              2006       $10.771      $12.130            0
                              2007       $12.130      $12.444            0
                              2008       $12.444      $ 7.628            0
                              2009       $ 7.628      $ 9.398            0
                              2010       $ 9.398      $10.519            0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.112            0
                              2005       $10.112      $10.051            0
                              2006       $10.051      $10.211            0
                              2007       $10.211      $10.367            0
                              2008       $10.367      $ 9.763            0
                              2009       $ 9.763      $10.997            0
                              2010       $10.997      $11.537            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.864         290
                              2005       $ 9.864      $ 9.890         370
                              2006       $ 9.890      $10.095         590
                              2007       $10.095      $10.334         556
                              2008       $10.334      $10.360         408
                              2009       $10.360      $10.154           0
                              2010       $10.154      $ 9.912           0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.820         699
                              2005       $10.820      $12.539         757
                              2006       $12.539      $14.406         879
                              2007       $14.406      $16.448         798
                              2008       $16.448      $ 8.991         925
                              2009       $ 8.991      $11.070         449
                              2010       $11.070      $12.185         448
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.636           0
                              2005       $10.636      $10.939           0
                              2006       $10.939      $12.053           0
                              2007       $12.053      $11.917           0
                              2008       $11.917      $ 5.591           0
                              2009       $ 5.591      $ 8.057           0
                              2010       $ 8.057      $ 8.406           0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.198           0
                              2005       $10.198      $10.803           0
                              2006       $10.803      $11.177           0
                              2007       $11.177      $12.181           0
                              2008       $12.181      $ 6.817           0
                              2009       $ 6.817      $ 8.028           0
                              2010       $ 8.028      $ 9.022           0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.719           0
                              2007       $10.719      $11.279           0
                              2008       $11.279      $ 7.666           0
                              2009       $ 7.666      $ 9.571           0
                              2010       $ 9.571      $10.200           0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.877          0
                              2005       $10.877      $11.383          0
                              2006       $11.383      $12.324          0
                              2007       $12.324      $13.137          0
                              2008       $13.137      $ 9.139          0
                              2009       $ 9.139      $11.577          0
                              2010       $11.577      $12.849          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.084          0
                              2005       $10.084      $10.160          0
                              2006       $10.160      $10.220          0
                              2007       $10.220      $10.667          0
                              2008       $10.667      $10.563          0
                              2009       $10.563      $10.393          0
                              2010       $10.393      $10.634          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.971          0
                              2005       $10.971      $11.743          0
                              2006       $11.743      $13.286          0
                              2007       $13.286      $13.286          0
                              2008       $13.286      $ 8.785          0
                              2009       $ 8.785      $10.636          0
                              2010       $10.636      $11.641          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.999          0
                              2005       $10.999      $11.923          0
                              2006       $11.923      $12.204          0
                              2007       $12.204      $13.998          0
                              2008       $13.998      $ 7.259          0
                              2009       $ 7.259      $11.074          0
                              2010       $11.074      $13.749          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.694          0
                              2009       $ 6.694      $11.694          0
                              2010       $11.694      $14.262          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.188          0
                              2005       $11.188      $12.007          0
                              2006       $12.007      $13.478          0
                              2007       $13.478      $14.089          0
                              2008       $14.089      $ 9.909          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.909      $12.849          0
                              2010       $12.849      $14.460          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.891          0
                              2006       $10.891      $12.949          0
                              2007       $12.949      $11.858          0
                              2008       $11.858      $ 7.412          0
                              2009       $ 7.412      $ 6.999          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.517          0
                              2005       $10.517      $11.046          0
                              2006       $11.046      $11.899          0
                              2007       $11.899      $12.799          0
                              2008       $12.799      $10.481          0
                              2009       $10.481      $12.839          0
                              2010       $12.839      $13.542          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.202          0
                              2005       $11.202      $11.610          0
                              2006       $11.610      $13.372          0
                              2007       $13.372      $15.423          0
                              2008       $15.423      $14.462          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.374          0
                              2005       $11.374      $12.490          0
                              2006       $12.490      $13.295          0
                              2007       $13.295      $17.719          0
                              2008       $17.719      $ 9.625          0
                              2009       $ 9.625      $13.710          0
                              2010       $13.710      $14.241          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.224          0
                              2005       $11.224      $12.144          0
                              2006       $12.144      $13.124          0
                              2007       $13.124      $13.585          0
                              2008       $13.585      $ 8.449          0
                              2009       $ 8.449      $10.101          0
                              2010       $10.101      $10.804          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.436          0
                              2008       $ 9.436      $ 5.838          0
                              2009       $ 5.838      $ 7.367          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.367      $ 8.380          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.675          0
                              2008       $ 9.675      $ 6.075          0
                              2009       $ 6.075      $ 7.379          0
                              2010       $ 7.379      $ 7.879          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.219          0
                              2005       $10.219      $10.341          0
                              2006       $10.341      $11.891          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.315          0
                              2005       $10.315      $10.661          0
                              2006       $10.661      $12.247          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.761          0
                              2005       $10.761      $10.870          0
                              2006       $10.870      $11.701          0
                              2007       $11.701      $11.376          0
                              2008       $11.376      $ 7.669          0
                              2009       $ 7.669      $11.585          0
                              2010       $11.585      $12.963          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.544          0
                              2005       $10.544      $10.497          0
                              2006       $10.497      $11.264          0
                              2007       $11.264      $11.156          0
                              2008       $11.156      $ 7.763          0
                              2009       $ 7.763      $10.998          0
                              2010       $10.998      $12.273          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.365          0
                              2005       $10.365      $10.539          0
                              2006       $10.539      $11.033          0
                              2007       $11.033      $11.947          0
                              2008       $11.947      $ 7.344          0
                              2009       $ 7.344      $ 9.965          0
                              2010       $ 9.965      $10.903          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.700          0
                              2005       $10.700      $11.172          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.172      $12.282            0
                              2007       $12.282      $13.182            0
                              2008       $13.182      $ 8.582            0
                              2009       $ 8.582      $10.596            0
                              2010       $10.596      $11.461            0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.844            0
                              2005       $ 9.844      $10.086            0
                              2006       $10.086      $11.112            0
                              2007       $11.112      $11.082            0
                              2008       $11.082      $ 6.538            0
                              2009       $ 6.538      $10.391            0
                              2010       $10.391      $13.780            0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.674        1,759
                              2005       $10.674      $10.684        2,021
                              2006       $10.684      $11.634        2,445
                              2007       $11.634      $11.794        2,342
                              2008       $11.794      $ 8.937        2,314
                              2009       $ 8.937      $10.263        1,124
                              2010       $10.263      $10.976        1,123
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.061            0
                              2005       $11.061      $11.489            0
                              2006       $11.489      $13.507            0
                              2007       $13.507      $14.175            0
                              2008       $14.175      $ 9.299            0
                              2009       $ 9.299      $11.108            0
                              2010       $11.108      $12.052            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.275            0
                              2005       $11.275      $12.546            0
                              2006       $12.546      $14.365            0
                              2007       $14.365      $14.863            0
                              2008       $14.863      $ 8.651            0
                              2009       $ 8.651      $11.760            0
                              2010       $11.760      $13.274            0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.209            0
                              2005       $11.209      $11.997            0
                              2006       $11.997      $13.420            0
                              2007       $13.420      $12.907            0
                              2008       $12.907      $ 7.805            0
                              2009       $ 7.805      $10.422            0
                              2010       $10.422      $12.511            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.635            0
                              2006       $11.635      $11.657            0
                              2007       $11.657      $12.056            0
                              2008       $12.056      $ 5.973            0
                              2009       $ 5.973      $ 7.706            0
                              2010       $ 7.706      $ 9.559            0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.276            0
                              2005       $10.276      $10.541            0
                              2006       $10.541      $10.509            0
                              2007       $10.509      $10.623            0
                              2008       $10.623      $10.116            0
                              2009       $10.116      $11.410            0
                              2010       $11.410      $12.077            0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.858            0
                              2005       $ 9.858      $ 9.883            0
                              2006       $ 9.883      $10.087            0
                              2007       $10.087      $10.318            0
                              2008       $10.318      $10.292            0
                              2009       $10.292      $10.052            0
                              2010       $10.052      $ 9.810            0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.489            0
                              2005       $10.489      $10.446            0
                              2006       $10.446      $10.263            0
                              2007       $10.263      $11.079            0
                              2008       $11.079      $10.047            0
                              2009       $10.047      $11.603            0
                              2010       $11.603      $12.237            0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.178        1,215
                              2005       $10.178      $10.172        1,419
                              2006       $10.172      $10.306        1,856
                              2007       $10.306      $10.934        1,726
                              2008       $10.934      $11.180        1,432
                              2009       $11.180      $12.441          675
                              2010       $12.441      $13.121          674
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.724            0
                              2005       $10.724      $10.749            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.749      $11.618            0
                              2007       $11.618      $10.829            0
                              2008       $10.829      $ 7.270            0
                              2009       $ 7.270      $ 6.989            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.115            0
                              2005       $11.115      $10.352            0
                              2006       $10.352      $11.248            0
                              2007       $11.248      $11.665            0
                              2008       $11.665      $10.534            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.491            0
                              2005       $10.491      $11.638            0
                              2006       $11.638      $12.647            0
                              2007       $12.647      $15.141            0
                              2008       $15.141      $ 8.753            0
                              2009       $ 8.753      $10.869            0
                              2010       $10.869      $11.791            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.383            0
                              2005       $10.383      $10.701            0
                              2006       $10.701      $11.413            0
                              2007       $11.413      $12.523            0
                              2008       $12.523      $ 7.005            0
                              2009       $ 7.005      $ 9.690            0
                              2010       $ 9.690      $10.965            0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $10.993          651
                              2005       $10.993      $11.121          822
                              2006       $11.121      $12.873        1,157
                              2007       $12.873      $12.936        1,110
                              2008       $12.936      $ 8.042        1,333
                              2009       $ 8.042      $ 9.826            0
                              2010       $ 9.826      $10.999            0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.278            0
                              2005       $10.278      $11.579            0
                              2006       $11.579      $11.726            0
                              2007       $11.726      $13.915            0
                              2008       $13.915      $ 6.875            0
                              2009       $ 6.875      $11.076            0
                              2010       $11.076      $13.248            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.722          0
                              2005       $12.722      $14.491          0
                              2006       $14.491      $19.462          0
                              2007       $19.462      $15.704          0
                              2008       $15.704      $ 9.488          0
                              2009       $ 9.488      $11.893          0
                              2010       $11.893      $15.028          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.983          0
                              2005       $11.983      $15.431          0
                              2006       $15.431      $20.999          0
                              2007       $20.999      $28.186          0
                              2008       $28.186      $ 9.683          0
                              2009       $ 9.683      $20.137          0
                              2010       $20.137      $24.917          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.329          0
                              2005       $12.329      $18.243          0
                              2006       $18.243      $22.156          0
                              2007       $22.156      $31.412          0
                              2008       $31.412      $16.508          0
                              2009       $16.508      $25.368          0
                              2010       $25.368      $31.982          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.817          0
                              2005       $ 9.817      $ 9.596          0
                              2006       $ 9.596      $10.172          0
                              2007       $10.172      $10.324          0
                              2008       $10.324      $ 8.752          0
                              2009       $ 8.752      $ 9.721          0
                              2010       $ 9.721      $ 9.955          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.35% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.65



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.181        13,582
                              2005       $10.181      $11.420        25,067
                              2006       $11.420      $13.348        31,784
                              2007       $13.348      $17.466        33,336
                              2008       $17.466      $ 9.393        32,517
                              2009       $ 9.393      $13.906        22,452
                              2010       $13.906      $15.525        29,196
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.065        34,355
                              2005       $10.065      $11.048        62,264
                              2006       $11.048      $11.388        76,074
                              2007       $11.388      $13.384        67,894
                              2008       $13.384      $ 7.062        64,904
                              2009       $ 7.062      $10.217        49,698
                              2010       $10.217      $11.333        42,857
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.589        37,824
                              2005       $10.589      $11.396        77,293
                              2006       $11.396      $12.304       103,847
                              2007       $12.304      $15.868       104,822
                              2008       $15.868      $ 6.474       113,138
                              2009       $ 6.474      $ 9.625       106,835
                              2010       $ 9.625      $11.242        92,270
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.179        31,399
                              2005       $10.179      $10.379        41,427
                              2006       $10.379      $10.926        31,949

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.926      $12.363        27,998
                              2008       $12.363      $ 8.635        19,374
                              2009       $ 8.635      $10.924        19,610
                              2010       $10.924      $12.232        21,404
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.347        46,189
                              2005       $11.347      $13.005       146,508
                              2006       $13.005      $14.239       272,708
                              2007       $14.239      $16.409       270,797
                              2008       $16.409      $ 9.239       244,175
                              2009       $ 9.239      $12.297       197,992
                              2010       $12.297      $14.127       193,856
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.800        94,238
                              2005       $10.800      $11.203       170,805
                              2006       $11.203      $13.201       316,047
                              2007       $13.201      $13.134       226,724
                              2008       $13.134      $ 7.379       212,525
                              2009       $ 7.379      $ 9.417       176,246
                              2010       $ 9.417      $10.632       166,421
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.772        31,849
                              2005       $ 9.772      $10.130        72,705
                              2006       $10.130      $10.608        65,962
                              2007       $10.608      $13.199        59,419
                              2008       $13.199      $ 6.833        49,050
                              2009       $ 6.833      $ 8.591        43,558
                              2010       $ 8.591      $10.455        41,586
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.629       117,071
                              2005       $10.629      $10.919       288,397
                              2006       $10.919      $12.385       339,575
                              2007       $12.385      $12.797       317,228
                              2008       $12.797      $ 7.901       314,943
                              2009       $ 7.901      $ 9.804       289,768
                              2010       $ 9.804      $11.052       266,880
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.178       100,870
                              2005       $10.178      $10.189       212,207
                              2006       $10.189      $10.426       300,071
                              2007       $10.426      $10.661       292,614
                              2008       $10.661      $10.112       241,772
                              2009       $10.112      $11.471       249,244
                              2010       $11.471      $12.121       233,054

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.928       141,216
                              2005       $ 9.928      $10.026       330,319
                              2006       $10.026      $10.306       417,108
                              2007       $10.306      $10.627       421,658
                              2008       $10.627      $10.730       361,507
                              2009       $10.730      $10.592       330,590
                              2010       $10.592      $10.414       345,093
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.891        33,991
                              2005       $10.891      $12.711       116,685
                              2006       $12.711      $14.709       214,068
                              2007       $14.709      $16.914       204,604
                              2008       $16.914      $ 9.312       203,194
                              2009       $ 9.312      $11.548       184,028
                              2010       $11.548      $12.802       167,026
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.705        79,561
                              2005       $10.705      $11.090       114,273
                              2006       $11.090      $12.306       109,607
                              2007       $12.306      $12.255        88,763
                              2008       $12.255      $ 5.791        68,752
                              2009       $ 5.791      $ 8.405        53,501
                              2010       $ 8.405      $ 8.832        53,025
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.265        15,902
                              2005       $10.265      $10.951        34,348
                              2006       $10.951      $11.412        37,917
                              2007       $11.412      $12.526        32,938
                              2008       $12.526      $ 7.061        29,899
                              2009       $ 7.061      $ 8.375        28,233
                              2010       $ 8.375      $ 9.479        23,835
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.770        55,343
                              2007       $10.770      $11.415        62,302
                              2008       $11.415      $ 7.814        53,384
                              2009       $ 7.814      $ 9.826        45,910
                              2010       $ 9.826      $10.547        42,510
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.948        76,478
                              2005       $10.948      $11.539       117,195
                              2006       $11.539      $12.583       140,472
                              2007       $12.583      $13.509       136,462
                              2008       $13.509      $ 9.466       119,689
                              2009       $ 9.466      $12.077        92,925
                              2010       $12.077      $13.500        86,699
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.150        32,398
                              2005       $10.150      $10.299        63,770
                              2006       $10.299      $10.434        62,454
                              2007       $10.434      $10.970        59,621
                              2008       $10.970      $10.941        40,231
                              2009       $10.941      $10.842        44,663
                              2010       $10.842      $11.172        43,750
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.042        49,174
                              2005       $11.042      $11.904       226,050
                              2006       $11.904      $13.564       323,677
                              2007       $13.564      $13.662       305,230
                              2008       $13.662      $ 9.099       269,341
                              2009       $ 9.099      $11.095       222,943
                              2010       $11.095      $12.230       209,080
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.071        10,317
                              2005       $11.071      $12.086        27,195
                              2006       $12.086      $12.460        37,059
                              2007       $12.460      $14.395        30,642
                              2008       $14.395      $ 7.519        26,289
                              2009       $ 7.519      $11.552        21,261
                              2010       $11.552      $14.446        21,016
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.934        41,584
                              2009       $ 6.934      $12.199        47,953
                              2010       $12.199      $14.985        51,585
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.261        22,651
                              2005       $11.261      $12.171       103,932
                              2006       $12.171      $13.760       153,576
                              2007       $13.760      $14.488       152,056
                              2008       $14.488      $10.263       136,183

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.263      $13.403       117,027
                              2010       $13.403      $15.192       114,662
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.944        15,736
                              2006       $10.944      $13.104        44,335
                              2007       $13.104      $12.087        53,029
                              2008       $12.087      $ 7.610        45,713
                              2009       $ 7.610      $ 7.203             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.586        24,838
                              2005       $10.586      $11.198        50,174
                              2006       $11.198      $12.148        60,688
                              2007       $12.148      $13.162        55,951
                              2008       $13.162      $10.855        47,871
                              2009       $10.855      $13.393        50,643
                              2010       $13.393      $14.228        47,831
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.275         1,501
                              2005       $11.275      $11.769        23,535
                              2006       $11.769      $13.652        41,000
                              2007       $13.652      $15.861        45,572
                              2008       $15.861      $14.907             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.448         3,126
                              2005       $11.448      $12.661        11,317
                              2006       $12.661      $13.574        21,648
                              2007       $13.574      $18.221        27,999
                              2008       $18.221      $ 9.969        37,101
                              2009       $ 9.969      $14.302        26,786
                              2010       $14.302      $14.962        22,004
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.297         7,472
                              2005       $11.297      $12.311        40,059
                              2006       $12.311      $13.399        40,322
                              2007       $13.399      $13.970        34,771
                              2008       $13.970      $ 8.751        28,477
                              2009       $ 8.751      $10.537        25,376
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.482        22,346
                              2008       $ 9.482      $ 5.909        20,287
                              2009       $ 5.909      $ 7.510        18,145
                              2010       $ 7.510      $ 8.603        17,536

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.722         6,445
                              2008       $ 9.722      $ 6.149         6,335
                              2009       $ 6.149      $ 7.521         7,613
                              2010       $ 7.521      $ 8.089         6,102
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.286        12,975
                              2005       $10.286      $10.482        17,669
                              2006       $10.482      $12.141        35,619
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.383         3,253
                              2005       $10.383      $10.807         3,923
                              2006       $10.807      $12.504         9,010
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.831        49,655
                              2005       $10.831      $11.019       160,185
                              2006       $11.019      $11.947       225,066
                              2007       $11.947      $11.698       220,933
                              2008       $11.698      $ 7.944       197,482
                              2009       $ 7.944      $12.085       154,618
                              2010       $12.085      $13.619       138,393
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.612        22,341
                              2005       $10.612      $10.641        56,915
                              2006       $10.641      $11.500        61,974
                              2007       $11.500      $11.472        57,451
                              2008       $11.472      $ 8.040        51,340
                              2009       $ 8.040      $11.472        42,595
                              2010       $11.472      $12.894        47,419
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.433         5,801
                              2005       $10.433      $10.684       120,599
                              2006       $10.684      $11.264       175,764
                              2007       $11.264      $12.286       149,376
                              2008       $12.286      $ 7.607       145,460
                              2009       $ 7.607      $10.396       118,836
                              2010       $10.396      $11.455       109,172
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.770         8,498
                              2005       $10.770      $11.325        20,952
                              2006       $11.325      $12.540        26,757

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.540      $13.555        22,482
                              2008       $13.555      $ 8.889        19,437
                              2009       $ 8.889      $11.053        16,994
                              2010       $11.053      $12.041        18,853
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.908        22,134
                              2005       $ 9.908      $10.225        35,645
                              2006       $10.225      $11.345        42,705
                              2007       $11.345      $11.397        36,040
                              2008       $11.397      $ 6.772        33,473
                              2009       $ 6.772      $10.840        29,122
                              2010       $10.840      $14.478        26,541
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.743        91,889
                              2005       $10.743      $10.830       157,583
                              2006       $10.830      $11.878       164,040
                              2007       $11.878      $12.128       155,618
                              2008       $12.128      $ 9.256       134,563
                              2009       $ 9.256      $10.706       125,107
                              2010       $10.706      $11.532       120,723
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.134        16,158
                              2005       $11.134      $11.647        38,304
                              2006       $11.647      $13.790        40,666
                              2007       $13.790      $14.576        34,721
                              2008       $14.576      $ 9.632        34,512
                              2009       $ 9.632      $11.588        25,428
                              2010       $11.588      $12.662        23,947
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.348        89,391
                              2005       $11.348      $12.718       147,659
                              2006       $12.718      $14.666       198,179
                              2007       $14.666      $15.284       187,490
                              2008       $15.284      $ 8.960       164,589
                              2009       $ 8.960      $12.268       131,705
                              2010       $12.268      $13.946       127,950
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.282        99,604
                              2005       $11.282      $12.162       246,424
                              2006       $12.162      $13.701       338,479
                              2007       $13.701      $13.273       322,519
                              2008       $13.273      $ 8.084       299,590
                              2009       $ 8.084      $10.872       248,792
                              2010       $10.872      $13.145       221,830

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.691        12,445
                              2006       $11.691      $11.797        42,523
                              2007       $11.797      $12.289        29,125
                              2008       $12.289      $ 6.132        32,223
                              2009       $ 6.132      $ 7.968        30,458
                              2010       $ 7.968      $ 9.955        32,693
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.343        34,096
                              2005       $10.343      $10.686       119,452
                              2006       $10.686      $10.730       155,499
                              2007       $10.730      $10.924       159,959
                              2008       $10.924      $10.477       115,862
                              2009       $10.477      $11.903       108,436
                              2010       $11.903      $12.688       111,801
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.922        46,276
                              2005       $ 9.922      $10.019       218,651
                              2006       $10.019      $10.298       131,240
                              2007       $10.298      $10.611       161,059
                              2008       $10.611      $10.660       184,450
                              2009       $10.660      $10.485       191,412
                              2010       $10.485      $10.307       174,771
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.557       101,949
                              2005       $10.557      $10.589       216,189
                              2006       $10.589      $10.478       257,300
                              2007       $10.478      $11.393       245,036
                              2008       $11.393      $10.406       221,441
                              2009       $10.406      $12.104       187,838
                              2010       $12.104      $12.857       171,279
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.245       164,664
                              2005       $10.245      $10.312       272,905
                              2006       $10.312      $10.522       405,299
                              2007       $10.522      $11.244       411,173
                              2008       $11.244      $11.579       431,766
                              2009       $11.579      $12.977       475,997
                              2010       $12.977      $13.785       402,031
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.776        33,539
                              2005       $10.776      $10.877        53,486
                              2006       $10.877      $11.842        75,860

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.842      $11.117        71,719
                              2008       $11.117      $ 7.517        60,579
                              2009       $ 7.517      $ 7.243             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.187        20,719
                              2005       $11.187      $10.494        45,352
                              2006       $10.494      $11.484        53,301
                              2007       $11.484      $11.995        34,812
                              2008       $11.995      $10.837             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.560         8,162
                              2005       $10.560      $11.798        16,556
                              2006       $11.798      $12.912        27,027
                              2007       $12.912      $15.570        23,585
                              2008       $15.570      $ 9.066        19,063
                              2009       $ 9.066      $11.338        17,744
                              2010       $11.338      $12.389        16,761
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.451        38,723
                              2005       $10.451      $10.848       204,589
                              2006       $10.848      $11.653       316,915
                              2007       $11.653      $12.878       285,742
                              2008       $12.878      $ 7.256       297,848
                              2009       $ 7.256      $10.108       226,097
                              2010       $10.108      $11.520       203,662
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.065       160,639
                              2005       $11.065      $11.274       403,583
                              2006       $11.274      $13.143       504,857
                              2007       $13.143      $13.303       480,333
                              2008       $13.303      $ 8.330       469,594
                              2009       $ 8.330      $10.250       406,692
                              2010       $10.250      $11.556       373,229
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.345         5,900
                              2005       $10.345      $11.737        14,808
                              2006       $11.737      $11.972        35,952
                              2007       $11.972      $14.310        33,619
                              2008       $14.310      $ 7.121        27,920
                              2009       $ 7.121      $11.554        21,092
                              2010       $11.554      $13.919        18,965
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.805        95,967
                              2005       $12.805      $14.690       158,632
                              2006       $14.690      $19.870       210,125
                              2007       $19.870      $16.149       182,508
                              2008       $16.149      $ 9.828       165,032
                              2009       $ 9.828      $12.407       139,134
                              2010       $12.407      $15.789       121,311
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.061         7,050
                              2005       $12.061      $15.642        21,788
                              2006       $15.642      $21.439        44,632
                              2007       $21.439      $28.985        42,761
                              2008       $28.985      $10.029        38,919
                              2009       $10.029      $21.006        28,022
                              2010       $21.006      $26.179        23,635
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.409         9,452
                              2005       $12.409      $18.493        28,154
                              2006       $18.493      $22.621        54,638
                              2007       $22.621      $32.302        46,685
                              2008       $32.302      $17.097        35,193
                              2009       $17.097      $26.463        31,574
                              2010       $26.463      $33.602        20,755
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.881        12,173
                              2005       $ 9.881      $ 9.728        13,753
                              2006       $ 9.728      $10.386        28,329
                              2007       $10.386      $10.617        28,653
                              2008       $10.617      $ 9.065        22,322
                              2009       $ 9.065      $10.141        13,392
                              2010       $10.141      $10.459        13,355



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.65% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.7



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.177         1,279
                              2005       $10.177      $11.409         2,952
                              2006       $11.409      $13.328         4,489
                              2007       $13.328      $17.432         4,230
                              2008       $17.432      $ 9.369        12,250
                              2009       $ 9.369      $13.864         8,797
                              2010       $13.864      $15.470         4,945
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.061         1,773
                              2005       $10.061      $11.038         6,527
                              2006       $11.038      $11.371        10,863
                              2007       $11.371      $13.357         7,743
                              2008       $13.357      $ 7.044        20,165
                              2009       $ 7.044      $10.186        15,504
                              2010       $10.186      $11.294        14,306
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.584           794
                              2005       $10.584      $11.385           993
                              2006       $11.385      $12.286         5,659
                              2007       $12.286      $15.837         6,687
                              2008       $15.837      $ 6.458        30,915
                              2009       $ 6.458      $ 9.596        15,709
                              2010       $ 9.596      $11.203        14,156
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.174         2,367
                              2005       $10.174      $10.369        17,676
                              2006       $10.369      $10.910        19,985

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.910      $12.338        19,145
                              2008       $12.338      $ 8.614        15,530
                              2009       $ 8.614      $10.891        13,118
                              2010       $10.891      $12.189         8,427
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.342         3,744
                              2005       $11.342      $12.993        26,092
                              2006       $12.993      $14.218        32,667
                              2007       $14.218      $16.377        31,623
                              2008       $16.377      $ 9.216       102,855
                              2009       $ 9.216      $12.260        81,493
                              2010       $12.260      $14.077        53,895
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.795         6,746
                              2005       $10.795      $11.192        16,747
                              2006       $11.192      $13.182        19,478
                              2007       $13.182      $13.108        22,038
                              2008       $13.108      $ 7.361       102,049
                              2009       $ 7.361      $ 9.388        75,431
                              2010       $ 9.388      $10.595        78,583
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.768         6,417
                              2005       $ 9.768      $10.120        10,084
                              2006       $10.120      $10.592        11,849
                              2007       $10.592      $13.173        10,334
                              2008       $13.173      $ 6.816        71,379
                              2009       $ 6.816      $ 8.565        57,607
                              2010       $ 8.565      $10.418        58,821
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.624        17,939
                              2005       $10.624      $10.908        38,938
                              2006       $10.908      $12.366        43,696
                              2007       $12.366      $12.772        39,034
                              2008       $12.772      $ 7.881       225,131
                              2009       $ 7.881      $ 9.775       188,699
                              2010       $ 9.775      $11.013       186,215
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.173         4,364
                              2005       $10.173      $10.180        25,575
                              2006       $10.180      $10.410        31,813
                              2007       $10.410      $10.639        41,214
                              2008       $10.639      $10.086       138,607
                              2009       $10.086      $11.437       109,299
                              2010       $11.437      $12.079        73,245

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.924        10,961
                              2005       $ 9.924      $10.016        29,651
                              2006       $10.016      $10.291        33,135
                              2007       $10.291      $10.606        37,377
                              2008       $10.606      $10.703       280,115
                              2009       $10.703      $10.560       204,879
                              2010       $10.560      $10.378       115,332
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.886         2,761
                              2005       $10.886      $12.698         8,867
                              2006       $12.698      $14.687        16,491
                              2007       $14.687      $16.880        22,191
                              2008       $16.880      $ 9.289        71,734
                              2009       $ 9.289      $11.514        59,741
                              2010       $11.514      $12.757        48,418
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.701         6,486
                              2005       $10.701      $11.079         9,229
                              2006       $11.079      $12.288         8,519
                              2007       $12.288      $12.230         6,313
                              2008       $12.230      $ 5.776        28,022
                              2009       $ 5.776      $ 8.380        17,395
                              2010       $ 8.380      $ 8.801        15,645
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.260         1,197
                              2005       $10.260      $10.940         1,360
                              2006       $10.940      $11.395         4,420
                              2007       $11.395      $12.501         4,540
                              2008       $12.501      $ 7.043        14,356
                              2009       $ 7.043      $ 8.349        12,418
                              2010       $ 8.349      $ 9.446         6,468
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.767         3,608
                              2007       $10.767      $11.405        10,323
                              2008       $11.405      $ 7.804        23,452
                              2009       $ 7.804      $ 9.807        16,715
                              2010       $ 9.807      $10.522        14,055
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.943         6,517
                              2005       $10.943      $11.528         7,014
                              2006       $11.528      $12.564        10,458
                              2007       $12.564      $13.482        12,917
                              2008       $13.482      $ 9.442        35,385
                              2009       $ 9.442      $12.040        23,028
                              2010       $12.040      $13.453        21,748
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.145         2,468
                              2005       $10.145      $10.289         4,725
                              2006       $10.289      $10.419         5,556
                              2007       $10.419      $10.948         3,932
                              2008       $10.948      $10.914        24,600
                              2009       $10.914      $10.809        15,906
                              2010       $10.809      $11.133        41,188
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.037         4,249
                              2005       $11.037      $11.892         8,218
                              2006       $11.892      $13.544        12,839
                              2007       $13.544      $13.635        13,243
                              2008       $13.635      $ 9.076        41,700
                              2009       $ 9.076      $11.062        31,070
                              2010       $11.062      $12.187        27,922
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.066         1,328
                              2005       $11.066      $12.075         2,104
                              2006       $12.075      $12.441         3,261
                              2007       $12.441      $14.367         2,843
                              2008       $14.367      $ 7.500         5,141
                              2009       $ 7.500      $11.517        10,158
                              2010       $11.517      $14.395         7,082
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.916         7,352
                              2009       $ 6.916      $12.163         7,507
                              2010       $12.163      $14.932         5,973
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.256         4,248
                              2005       $11.256      $12.159        12,005
                              2006       $12.159      $13.740        10,246
                              2007       $13.740      $14.459         9,792
                              2008       $14.459      $10.238        42,657

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.238      $13.363        30,080
                              2010       $13.363      $15.139        24,624
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.940           133
                              2006       $10.940      $13.093         2,462
                              2007       $13.093      $12.071         2,385
                              2008       $12.071      $ 7.596        19,904
                              2009       $ 7.596      $ 7.188             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.581           226
                              2005       $10.581      $11.187         1,564
                              2006       $11.187      $12.130         1,999
                              2007       $12.130      $13.136         2,365
                              2008       $13.136      $10.828        22,471
                              2009       $10.828      $13.353        19,202
                              2010       $13.353      $14.178        20,105
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.270           588
                              2005       $11.270      $11.758         2,793
                              2006       $11.758      $13.632         2,516
                              2007       $13.632      $15.829         2,184
                              2008       $15.829      $14.875             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.443           726
                              2005       $11.443      $12.649         2,299
                              2006       $12.649      $13.554         2,354
                              2007       $13.554      $18.185         2,032
                              2008       $18.185      $ 9.944        14,716
                              2009       $ 9.944      $14.259        12,938
                              2010       $14.259      $14.910        10,052
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.292           582
                              2005       $11.292      $12.299           883
                              2006       $12.299      $13.379           901
                              2007       $13.379      $13.943           678
                              2008       $13.943      $ 8.729        10,922
                              2009       $ 8.729      $10.506         5,256
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.479         2,667
                              2008       $ 9.479      $ 5.904         8,461
                              2009       $ 5.904      $ 7.499         6,476
                              2010       $ 7.499      $ 8.587         6,522

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.718         3,433
                              2008       $ 9.718      $ 6.144         8,585
                              2009       $ 6.144      $ 7.511         4,311
                              2010       $ 7.511      $ 8.074         3,403
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.281           672
                              2005       $10.281      $10.472           743
                              2006       $10.472      $12.123           819
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.378         1,698
                              2005       $10.378      $10.797         2,119
                              2006       $10.797      $12.485         3,182
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.826         4,418
                              2005       $10.826      $11.008        10,817
                              2006       $11.008      $11.929        15,302
                              2007       $11.929      $11.675        15,056
                              2008       $11.675      $ 7.924        53,932
                              2009       $ 7.924      $12.049        33,607
                              2010       $12.049      $13.571        22,444
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.608         3,628
                              2005       $10.608      $10.631         5,899
                              2006       $10.631      $11.483         6,286
                              2007       $11.483      $11.449         6,287
                              2008       $11.449      $ 8.020        27,280
                              2009       $ 8.020      $11.438        18,164
                              2010       $11.438      $12.849        12,581
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.428         1,326
                              2005       $10.428      $10.673         4,431
                              2006       $10.673      $11.248         7,739
                              2007       $11.248      $12.262         5,956
                              2008       $12.262      $ 7.588        22,364
                              2009       $ 7.588      $10.365        18,949
                              2010       $10.365      $11.415        15,205
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.765             0
                              2005       $10.765      $11.314         1,101
                              2006       $11.314      $12.521         1,693

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.521      $13.528         1,545
                              2008       $13.528      $ 8.867         5,345
                              2009       $ 8.867      $11.020         3,217
                              2010       $11.020      $11.999         1,719
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.903           555
                              2005       $ 9.903      $10.215         2,106
                              2006       $10.215      $11.329         2,187
                              2007       $11.329      $11.374         1,740
                              2008       $11.374      $ 6.755        10,509
                              2009       $ 6.755      $10.807        13,125
                              2010       $10.807      $14.427         9,230
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.739         6,605
                              2005       $10.739      $10.820        15,628
                              2006       $10.820      $11.861        18,099
                              2007       $11.861      $12.104        17,793
                              2008       $12.104      $ 9.233        26,900
                              2009       $ 9.233      $10.674        20,112
                              2010       $10.674      $11.492        13,332
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.128           893
                              2005       $11.128      $11.635         2,395
                              2006       $11.635      $13.770         2,124
                              2007       $13.770      $14.547         1,043
                              2008       $14.547      $ 9.608         4,507
                              2009       $ 9.608      $11.553         3,502
                              2010       $11.553      $12.618         2,399
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.343         1,344
                              2005       $11.343      $12.706         5,276
                              2006       $12.706      $14.644        10,134
                              2007       $14.644      $15.254        10,053
                              2008       $15.254      $ 8.938        64,672
                              2009       $ 8.938      $12.231        44,368
                              2010       $12.231      $13.897        41,921
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.277         2,470
                              2005       $11.277      $12.150         6,014
                              2006       $12.150      $13.681        11,584
                              2007       $13.681      $13.246        11,079
                              2008       $13.246      $ 8.064        43,930
                              2009       $ 8.064      $10.840        31,176
                              2010       $10.840      $13.099        26,227

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.687         2,810
                              2006       $11.687      $11.787         7,348
                              2007       $11.787      $12.272         3,680
                              2008       $12.272      $ 6.120         7,593
                              2009       $ 6.120      $ 7.949         8,703
                              2010       $ 7.949      $ 9.927         6,348
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.339         3,362
                              2005       $10.339      $10.676         5,189
                              2006       $10.676      $10.714         8,948
                              2007       $10.714      $10.902         9,221
                              2008       $10.902      $10.451        27,562
                              2009       $10.451      $11.867        25,316
                              2010       $11.867      $12.644        20,331
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.918        12,301
                              2005       $ 9.918      $10.009        24,188
                              2006       $10.009      $10.283        27,607
                              2007       $10.283      $10.590        23,599
                              2008       $10.590      $10.634        91,586
                              2009       $10.634      $10.454        70,508
                              2010       $10.454      $10.271        58,599
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.552         4,173
                              2005       $10.552      $10.579        14,189
                              2006       $10.579      $10.462        16,994
                              2007       $10.462      $11.371        13,852
                              2008       $11.371      $10.380        41,393
                              2009       $10.380      $12.068        32,397
                              2010       $12.068      $12.812        32,722
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.240        14,526
                              2005       $10.240      $10.302        25,460
                              2006       $10.302      $10.507        28,759
                              2007       $10.507      $11.221        31,185
                              2008       $11.221      $11.550       109,474
                              2009       $11.550      $12.939        93,450
                              2010       $12.939      $13.737        84,488
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.772           746
                              2005       $10.772      $10.868         1,026
                              2006       $10.868      $11.826           560

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.826      $11.096           543
                              2008       $11.096      $ 7.499         9,792
                              2009       $ 7.499      $ 7.225             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.182         3,590
                              2005       $11.182      $10.484         5,605
                              2006       $10.484      $11.467         6,181
                              2007       $11.467      $11.971         4,565
                              2008       $11.971      $10.815             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.555           604
                              2005       $10.555      $11.787         5,525
                              2006       $11.787      $12.893         5,562
                              2007       $12.893      $15.539         5,477
                              2008       $15.539      $ 9.043        13,735
                              2009       $ 9.043      $11.304        13,289
                              2010       $11.304      $12.345        12,260
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.446         3,115
                              2005       $10.446      $10.837         9,211
                              2006       $10.837      $11.636        16,451
                              2007       $11.636      $12.852        17,983
                              2008       $12.852      $ 7.238        68,814
                              2009       $ 7.238      $10.078        50,583
                              2010       $10.078      $11.480        35,122
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.060        10,015
                              2005       $11.060      $11.263        22,659
                              2006       $11.263      $13.123        28,044
                              2007       $13.123      $13.276        26,132
                              2008       $13.276      $ 8.309        93,184
                              2009       $ 8.309      $10.220        63,978
                              2010       $10.220      $11.515        56,769
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.340           582
                              2005       $10.340      $11.726           812
                              2006       $11.726      $11.954         1,579
                              2007       $11.954      $14.281         1,524
                              2008       $14.281      $ 7.103         3,770
                              2009       $ 7.103      $11.520         5,504
                              2010       $11.520      $13.870         4,539
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.799        16,676
                              2005       $12.799      $14.675        26,236
                              2006       $14.675      $19.841        23,273
                              2007       $19.841      $16.117        21,566
                              2008       $16.117      $ 9.803        52,161
                              2009       $ 9.803      $12.369        39,348
                              2010       $12.369      $15.734        29,572
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.055             0
                              2005       $12.055      $15.627           998
                              2006       $15.627      $21.408         5,890
                              2007       $21.408      $28.927         5,845
                              2008       $28.927      $10.004        15,749
                              2009       $10.004      $20.943        10,954
                              2010       $20.943      $26.087         7,376
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.403         1,041
                              2005       $12.403      $18.475        46,948
                              2006       $18.475      $22.587        59,022
                              2007       $22.587      $32.238        57,153
                              2008       $32.238      $17.055        36,260
                              2009       $17.055      $26.383        36,520
                              2010       $26.383      $33.484        30,164
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.876         1,749
                              2005       $ 9.876      $ 9.719         8,406
                              2006       $ 9.719      $10.370         8,505
                              2007       $10.370      $10.595         8,642
                              2008       $10.595      $ 9.042         3,607
                              2009       $ 9.042      $10.110         2,562
                              2010       $10.110      $10.422         2,634



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.70% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.75



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.172           728
                              2005       $10.172      $11.398         3,757
                              2006       $11.398      $13.309         4,630
                              2007       $13.309      $17.397         4,596
                              2008       $17.397      $ 9.346        17,482
                              2009       $ 9.346      $13.823         4,975
                              2010       $13.823      $15.416         4,040
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.056        10,691
                              2005       $10.056      $11.027        26,696
                              2006       $11.027      $11.354        30,732
                              2007       $11.354      $13.331        28,605
                              2008       $13.331      $ 7.027        37,120
                              2009       $ 7.027      $10.155        30,614
                              2010       $10.155      $11.254        27,194
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.579        22,787
                              2005       $10.579      $11.374        42,635
                              2006       $11.374      $12.268        40,957
                              2007       $12.268      $15.805        37,228
                              2008       $15.805      $ 6.442        44,023
                              2009       $ 6.442      $ 9.567        43,771
                              2010       $ 9.567      $11.163        43,072
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.170         5,428
                              2005       $10.170      $10.359        13,904
                              2006       $10.359      $10.894        15,749

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.894      $12.314        15,438
                              2008       $12.314      $ 8.592        26,229
                              2009       $ 8.592      $10.859        22,691
                              2010       $10.859      $12.146        10,745
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.337        13,079
                              2005       $11.337      $12.980        86,642
                              2006       $12.980      $14.197       124,819
                              2007       $14.197      $16.344       108,315
                              2008       $16.344      $ 9.193       114,174
                              2009       $ 9.193      $12.223       113,696
                              2010       $12.223      $14.028        99,234
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.790        27,508
                              2005       $10.790      $11.181        67,103
                              2006       $11.181      $13.162        82,176
                              2007       $13.162      $13.082        76,374
                              2008       $13.082      $ 7.342        97,712
                              2009       $ 7.342      $ 9.360        89,996
                              2010       $ 9.360      $10.558        82,161
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.763        11,619
                              2005       $ 9.763      $10.111        21,301
                              2006       $10.111      $10.576        23,353
                              2007       $10.576      $13.147        19,758
                              2008       $13.147      $ 6.799        36,191
                              2009       $ 6.799      $ 8.539        38,566
                              2010       $ 8.539      $10.381        33,534
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.619        35,403
                              2005       $10.619      $10.898        99,637
                              2006       $10.898      $12.348       116,568
                              2007       $12.348      $12.746       105,586
                              2008       $12.746      $ 7.861       132,729
                              2009       $ 7.861      $ 9.745       125,207
                              2010       $ 9.745      $10.974       108,402
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.168        37,500
                              2005       $10.168      $10.170        90,093
                              2006       $10.170      $10.395       108,631
                              2007       $10.395      $10.618        98,044
                              2008       $10.618      $10.061        88,732
                              2009       $10.061      $11.403        75,570
                              2010       $11.403      $12.036        84,463

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.919        68,633
                              2005       $ 9.919      $10.006       154,001
                              2006       $10.006      $10.276       271,678
                              2007       $10.276      $10.585       386,571
                              2008       $10.585      $10.676       380,269
                              2009       $10.676      $10.529       375,156
                              2010       $10.529      $10.341       227,319
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.881         5,122
                              2005       $10.881      $12.686        24,392
                              2006       $12.686      $14.665        72,070
                              2007       $14.665      $16.847        55,918
                              2008       $16.847      $ 9.266        92,489
                              2009       $ 9.266      $11.479        90,321
                              2010       $11.479      $12.712        73,097
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.696        25,317
                              2005       $10.696      $11.068        43,639
                              2006       $11.068      $12.270        43,366
                              2007       $12.270      $12.206        41,434
                              2008       $12.206      $ 5.762        49,020
                              2009       $ 5.762      $ 8.355        44,712
                              2010       $ 8.355      $ 8.770        41,715
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.255         8,906
                              2005       $10.255      $10.930        16,387
                              2006       $10.930      $11.378        12,962
                              2007       $11.378      $12.477        12,881
                              2008       $12.477      $ 7.026        11,216
                              2009       $ 7.026      $ 8.324        12,410
                              2010       $ 8.324      $ 9.413        13,702
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.763        23,171
                              2007       $10.763      $11.395        23,950
                              2008       $11.395      $ 7.793        22,384
                              2009       $ 7.793      $ 9.789        22,275
                              2010       $ 9.789      $10.497        18,247
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.938        14,667
                              2005       $10.938      $11.516        37,551
                              2006       $11.516      $12.545        56,523
                              2007       $12.545      $13.455        50,239
                              2008       $13.455      $ 9.418        51,448
                              2009       $ 9.418      $12.004        41,895
                              2010       $12.004      $13.405        32,492
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.140         7,668
                              2005       $10.140      $10.279        32,119
                              2006       $10.279      $10.403        37,953
                              2007       $10.403      $10.926        41,135
                              2008       $10.926      $10.886        44,761
                              2009       $10.886      $10.777        43,013
                              2010       $10.777      $11.094        39,161
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.032        28,708
                              2005       $11.032      $11.881        77,696
                              2006       $11.881      $13.524        92,352
                              2007       $13.524      $13.608        87,514
                              2008       $13.608      $ 9.054        89,162
                              2009       $ 9.054      $11.029        80,792
                              2010       $11.029      $12.145        62,326
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.060         1,818
                              2005       $11.060      $12.063         6,508
                              2006       $12.063      $12.423         6,488
                              2007       $12.423      $14.338         6,931
                              2008       $14.338      $ 7.481         4,413
                              2009       $ 7.481      $11.483         5,418
                              2010       $11.483      $14.344         8,349
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.899        14,710
                              2009       $ 6.899      $12.126        15,237
                              2010       $12.126      $14.879        16,446
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.251        18,227
                              2005       $11.251      $12.148        69,475
                              2006       $12.148      $13.720        63,353
                              2007       $13.720      $14.430        58,609
                              2008       $14.430      $10.212        76,672

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.212      $13.323        72,389
                              2010       $13.323      $15.086        68,872
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.936         4,802
                              2006       $10.936      $13.082        11,437
                              2007       $13.082      $12.054        11,220
                              2008       $12.054      $ 7.581        10,403
                              2009       $ 7.581      $ 7.173             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.576        10,943
                              2005       $10.576      $11.176        29,133
                              2006       $11.176      $12.112        29,043
                              2007       $12.112      $13.110        24,936
                              2008       $13.110      $10.801        37,129
                              2009       $10.801      $13.313        27,947
                              2010       $13.313      $14.128        25,332
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.265         8,014
                              2005       $11.265      $11.747        13,252
                              2006       $11.747      $13.612        17,637
                              2007       $13.612      $15.798        15,071
                              2008       $15.798      $14.843             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.438        12,099
                              2005       $11.438      $12.636        32,651
                              2006       $12.636      $13.534        16,807
                              2007       $13.534      $18.148        15,716
                              2008       $18.148      $ 9.919        32,692
                              2009       $ 9.919      $14.216        28,128
                              2010       $14.216      $14.857        24,915
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.287         5,192
                              2005       $11.287      $12.287        16,752
                              2006       $12.287      $13.359        13,339
                              2007       $13.359      $13.915        13,640
                              2008       $13.915      $ 8.708        10,916
                              2009       $ 8.708      $10.474        10,569
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.476        12,790
                              2008       $ 9.476      $ 5.899        12,263
                              2009       $ 5.899      $ 7.489        12,250
                              2010       $ 7.489      $ 8.571         9,859

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.715        11,271
                              2008       $ 9.715      $ 6.138        13,770
                              2009       $ 6.138      $ 7.501        10,944
                              2010       $ 7.501      $ 8.059         8,251
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.277         8,997
                              2005       $10.277      $10.462        17,518
                              2006       $10.462      $12.105        14,318
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.373         5,105
                              2005       $10.373      $10.786        10,612
                              2006       $10.786      $12.467        10,070
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.821        27,738
                              2005       $10.821      $10.998        67,487
                              2006       $10.998      $11.912        76,131
                              2007       $11.912      $11.652        75,484
                              2008       $11.652      $ 7.904        71,077
                              2009       $ 7.904      $12.013        56,054
                              2010       $12.013      $13.523        52,022
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.603        37,245
                              2005       $10.603      $10.620        40,014
                              2006       $10.620      $11.466        39,594
                              2007       $11.466      $11.426        42,154
                              2008       $11.426      $ 8.000        37,351
                              2009       $ 8.000      $11.403        31,345
                              2010       $11.403      $12.804        23,895
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.423           663
                              2005       $10.423      $10.663        17,565
                              2006       $10.663      $11.231        32,025
                              2007       $11.231      $12.237        26,636
                              2008       $12.237      $ 7.569        34,980
                              2009       $ 7.569      $10.333        27,708
                              2010       $10.333      $11.375        24,435
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.760         1,061
                              2005       $10.760      $11.303         7,183
                              2006       $11.303      $12.503         7,484

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.503      $13.501         9,671
                              2008       $13.501      $ 8.845         7,488
                              2009       $ 8.845      $10.987         5,118
                              2010       $10.987      $11.957         6,457
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.899         3,598
                              2005       $ 9.899      $10.205        10,432
                              2006       $10.205      $11.312        11,959
                              2007       $11.312      $11.351        11,834
                              2008       $11.351      $ 6.738        16,254
                              2009       $ 6.738      $10.775        17,595
                              2010       $10.775      $14.376        14,678
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.734        28,414
                              2005       $10.734      $10.809        58,710
                              2006       $10.809      $11.843        53,612
                              2007       $11.843      $12.080        50,343
                              2008       $12.080      $ 9.210        52,421
                              2009       $ 9.210      $10.642        50,344
                              2010       $10.642      $11.451        45,966
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.123         6,310
                              2005       $11.123      $11.624        19,306
                              2006       $11.624      $13.749        41,143
                              2007       $13.749      $14.518        32,561
                              2008       $14.518      $ 9.584        13,951
                              2009       $ 9.584      $11.518         9,295
                              2010       $11.518      $12.573         9,542
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.338         7,357
                              2005       $11.338      $12.693        36,084
                              2006       $12.693      $14.623        37,787
                              2007       $14.623      $15.223        35,137
                              2008       $15.223      $ 8.915        43,995
                              2009       $ 8.915      $12.194        42,947
                              2010       $12.194      $13.848        33,917
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.271        25,188
                              2005       $11.271      $12.138        54,027
                              2006       $12.138      $13.661        82,263
                              2007       $13.661      $13.220        65,741
                              2008       $13.220      $ 8.044        66,995
                              2009       $ 8.044      $10.807        63,118
                              2010       $10.807      $13.053        49,359

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.683           494
                              2006       $11.683      $11.777         8,140
                              2007       $11.777      $12.256         9,034
                              2008       $12.256      $ 6.109         8,284
                              2009       $ 6.109      $ 7.930         9,200
                              2010       $ 7.930      $ 9.898        11,436
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.334         9,814
                              2005       $10.334      $10.665        53,068
                              2006       $10.665      $10.698        48,805
                              2007       $10.698      $10.880        45,382
                              2008       $10.880      $10.425        42,154
                              2009       $10.425      $11.831        37,255
                              2010       $11.831      $12.599        35,096
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.913        13,783
                              2005       $ 9.913      $ 9.999        94,849
                              2006       $ 9.999      $10.268        80,245
                              2007       $10.268      $10.569        93,518
                              2008       $10.569      $10.607       181,670
                              2009       $10.607      $10.422       147,236
                              2010       $10.422      $10.235       110,887
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.547        60,872
                              2005       $10.547      $10.569        86,307
                              2006       $10.569      $10.447        92,621
                              2007       $10.447      $11.348        81,615
                              2008       $11.348      $10.354       141,456
                              2009       $10.354      $12.031       117,075
                              2010       $12.031      $12.767        91,965
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.235        49,574
                              2005       $10.235      $10.292       106,617
                              2006       $10.292      $10.491       129,231
                              2007       $10.491      $11.199       120,079
                              2008       $11.199      $11.521       146,791
                              2009       $11.521      $12.900       130,197
                              2010       $12.900      $13.689       153,243
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.768        12,439
                              2005       $10.768      $10.859        17,797
                              2006       $10.859      $11.810        14,953

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.810      $11.076        13,863
                              2008       $11.076      $ 7.481        13,158
                              2009       $ 7.481      $ 7.206             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.177        19,081
                              2005       $11.177      $10.474        22,816
                              2006       $10.474      $11.450        15,299
                              2007       $11.450      $11.948        13,927
                              2008       $11.948      $10.793             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.550         2,242
                              2005       $10.550      $11.775         7,196
                              2006       $11.775      $12.874        10,992
                              2007       $12.874      $15.508        10,978
                              2008       $15.508      $ 9.021         6,277
                              2009       $ 9.021      $11.270         6,618
                              2010       $11.270      $12.302         6,423
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.441         3,573
                              2005       $10.441      $10.827        45,083
                              2006       $10.827      $11.618        74,839
                              2007       $11.618      $12.826        69,595
                              2008       $12.826      $ 7.219        97,722
                              2009       $ 7.219      $10.047        76,599
                              2010       $10.047      $11.439        64,255
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.055        51,446
                              2005       $11.055      $11.252       138,919
                              2006       $11.252      $13.104       170,974
                              2007       $13.104      $13.250       138,192
                              2008       $13.250      $ 8.288       141,687
                              2009       $ 8.288      $10.189       130,348
                              2010       $10.189      $11.475       117,819
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.335         2,465
                              2005       $10.335      $11.715         4,131
                              2006       $11.715      $11.937         5,472
                              2007       $11.937      $14.253         5,636
                              2008       $14.253      $ 7.086         1,679
                              2009       $ 7.086      $11.485         3,587
                              2010       $11.485      $13.822         3,506
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.794        51,226
                              2005       $12.794      $14.661        94,338
                              2006       $14.661      $19.812       102,746
                              2007       $19.812      $16.085        86,255
                              2008       $16.085      $ 9.779        88,008
                              2009       $ 9.779      $12.332        73,826
                              2010       $12.332      $15.679        61,930
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.050           980
                              2005       $12.050      $15.612        11,500
                              2006       $15.612      $21.376        24,649
                              2007       $21.376      $28.870        17,749
                              2008       $28.870      $ 9.979        11,408
                              2009       $ 9.979      $20.880        11,084
                              2010       $20.880      $25.995        11,481
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.398         1,993
                              2005       $12.398      $18.457        24,872
                              2006       $18.457      $22.554        42,805
                              2007       $22.554      $32.174        36,941
                              2008       $32.174      $17.012        22,455
                              2009       $17.012      $26.304        22,286
                              2010       $26.304      $33.366        15,744
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.872         2,764
                              2005       $ 9.872      $ 9.709        10,245
                              2006       $ 9.709      $10.355        14,012
                              2007       $10.355      $10.574        11,156
                              2008       $10.574      $ 9.019        16,394
                              2009       $ 9.019      $10.080        14,539
                              2010       $10.080      $10.386        11,150



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.75% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.85



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.163            0
                              2005       $10.163      $11.375            0
                              2006       $11.375      $13.269            0
                              2007       $13.269      $17.328            0
                              2008       $17.328      $ 9.299            0
                              2009       $ 9.299      $13.739            0
                              2010       $13.739      $15.308            0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.047            0
                              2005       $10.047      $11.006            0
                              2006       $11.006      $11.321            0
                              2007       $11.321      $13.278            0
                              2008       $13.278      $ 6.991            0
                              2009       $ 6.991      $10.094            0
                              2010       $10.094      $11.175            0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.569            0
                              2005       $10.569      $11.352            0
                              2006       $11.352      $12.232            0
                              2007       $12.232      $15.742          818
                              2008       $15.742      $ 6.410          818
                              2009       $ 6.410      $ 9.510          818
                              2010       $ 9.510      $11.085          818
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.160            0
                              2005       $10.160      $10.339        1,906
                              2006       $10.339      $10.862        2,013

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.862      $12.265         1,510
                              2008       $12.265      $ 8.549         1,449
                              2009       $ 8.549      $10.793         1,277
                              2010       $10.793      $12.061         1,056
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.326           156
                              2005       $11.326      $12.955           156
                              2006       $12.955      $14.155           542
                              2007       $14.155      $16.279           541
                              2008       $16.279      $ 9.147         3,454
                              2009       $ 9.147      $12.150         1,769
                              2010       $12.150      $13.929           154
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.780             0
                              2005       $10.780      $11.160         6,054
                              2006       $11.160      $13.123         5,868
                              2007       $13.123      $13.030         6,682
                              2008       $13.030      $ 7.306        13,790
                              2009       $ 7.306      $ 9.304         9,851
                              2010       $ 9.304      $10.483             0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.754             0
                              2005       $ 9.754      $10.091             0
                              2006       $10.091      $10.545             0
                              2007       $10.545      $13.095             0
                              2008       $13.095      $ 6.765         1,405
                              2009       $ 6.765      $ 8.488             0
                              2010       $ 8.488      $10.308             0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.609         1,760
                              2005       $10.609      $10.877         3,695
                              2006       $10.877      $12.312         3,659
                              2007       $12.312      $12.696         3,341
                              2008       $12.696      $ 7.822         3,478
                              2009       $ 7.822      $ 9.687         3,295
                              2010       $ 9.687      $10.897         2,925
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.159         5,373
                              2005       $10.159      $10.150        11,047
                              2006       $10.150      $10.364        11,692
                              2007       $10.364      $10.576        12,360
                              2008       $10.576      $10.011        12,178
                              2009       $10.011      $11.334        12,284
                              2010       $11.334      $11.952         4,970

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.910             0
                              2005       $ 9.910      $ 9.987        12,403
                              2006       $ 9.987      $10.245        13,549
                              2007       $10.245      $10.543        12,533
                              2008       $10.543      $10.623        65,486
                              2009       $10.623      $10.465        67,465
                              2010       $10.465      $10.269        52,848
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.871           912
                              2005       $10.871      $12.661           329
                              2006       $12.661      $14.622           328
                              2007       $14.622      $16.780           327
                              2008       $16.780      $ 9.220         4,501
                              2009       $ 9.220      $11.410         2,609
                              2010       $11.410      $12.623           326
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.686         1,472
                              2005       $10.686      $11.047             0
                              2006       $11.047      $12.234             0
                              2007       $12.234      $12.157             0
                              2008       $12.157      $ 5.733             0
                              2009       $ 5.733      $ 8.305             0
                              2010       $ 8.305      $ 8.708             0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.246             0
                              2005       $10.246      $10.909             0
                              2006       $10.909      $11.344             0
                              2007       $11.344      $12.427             0
                              2008       $12.427      $ 6.990             0
                              2009       $ 6.990      $ 8.274             0
                              2010       $ 8.274      $ 9.347             0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.756             0
                              2007       $10.756      $11.376             0
                              2008       $11.376      $ 7.772             0
                              2009       $ 7.772      $ 9.752             0
                              2010       $ 9.752      $10.447             0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.928           209
                              2005       $10.928      $11.494           208
                              2006       $11.494      $12.508           208
                              2007       $12.508      $13.402           208
                              2008       $13.402      $ 9.371         4,243
                              2009       $ 9.371      $11.932         3,223
                              2010       $11.932      $13.311         4,687
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.131             0
                              2005       $10.131      $10.259         3,969
                              2006       $10.259      $10.372         4,217
                              2007       $10.372      $10.883         3,404
                              2008       $10.883      $10.832         2,258
                              2009       $10.832      $10.712         2,578
                              2010       $10.712      $11.016         2,317
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.022             0
                              2005       $11.022      $11.858           226
                              2006       $11.858      $13.484           225
                              2007       $13.484      $13.554           225
                              2008       $13.554      $ 9.009         8,879
                              2009       $ 9.009      $10.963         8,878
                              2010       $10.963      $12.059        13,530
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.050           850
                              2005       $11.050      $12.039             0
                              2006       $12.039      $12.386             0
                              2007       $12.386      $14.281             0
                              2008       $14.281      $ 7.444             0
                              2009       $ 7.444      $11.414             0
                              2010       $11.414      $14.244             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.865         1,365
                              2009       $ 6.865      $12.053         1,181
                              2010       $12.053      $14.775             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.240             0
                              2005       $11.240      $12.124         1,625
                              2006       $12.124      $13.679         1,599
                              2007       $13.679      $14.373         1,289
                              2008       $14.373      $10.161         6,136

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.161      $13.243        4,254
                              2010       $13.243      $14.980          848
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.929            0
                              2006       $10.929      $13.060            0
                              2007       $13.060      $12.021            0
                              2008       $12.021      $ 7.553            0
                              2009       $ 7.553      $ 7.144            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.566            0
                              2005       $10.566      $11.154        1,767
                              2006       $11.154      $12.077        1,811
                              2007       $12.077      $13.058        1,418
                              2008       $13.058      $10.747        1,150
                              2009       $10.747      $13.233        1,042
                              2010       $13.233      $14.029          908
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.254            0
                              2005       $11.254      $11.724            0
                              2006       $11.724      $13.572            0
                              2007       $13.572      $15.735            0
                              2008       $15.735      $14.779            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.427            0
                              2005       $11.427      $12.612            0
                              2006       $12.612      $13.494            0
                              2007       $13.494      $18.076            0
                              2008       $18.076      $ 9.870            0
                              2009       $ 9.870      $14.131            0
                              2010       $14.131      $14.753            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.276          214
                              2005       $11.276      $12.263          213
                              2006       $12.263      $13.320          213
                              2007       $13.320      $13.860          212
                              2008       $13.860      $ 8.664        1,774
                              2009       $ 8.664      $10.411          211
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.469            0
                              2008       $ 9.469      $ 5.888        1,614
                              2009       $ 5.888      $ 7.469            0
                              2010       $ 7.469      $ 8.539            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.708         2,118
                              2008       $ 9.708      $ 6.128         2,118
                              2009       $ 6.128      $ 7.480         2,118
                              2010       $ 7.480      $ 8.029         2,118
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.267             0
                              2005       $10.267      $10.442             0
                              2006       $10.442      $12.069             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.364         1,625
                              2005       $10.364      $10.766         1,625
                              2006       $10.766      $12.430         1,625
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.811         3,242
                              2005       $10.811      $10.976         6,493
                              2006       $10.976      $11.876         6,585
                              2007       $11.876      $11.605         6,094
                              2008       $11.605      $ 7.864        14,736
                              2009       $ 7.864      $11.941        13,067
                              2010       $11.941      $13.429         8,781
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.593             0
                              2005       $10.593      $10.600             0
                              2006       $10.600      $11.432             0
                              2007       $11.432      $11.381             0
                              2008       $11.381      $ 7.960             0
                              2009       $ 7.960      $11.335             0
                              2010       $11.335      $12.714             0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.413             0
                              2005       $10.413      $10.642           254
                              2006       $10.642      $11.198           254
                              2007       $11.198      $12.189           253
                              2008       $12.189      $ 7.531           253
                              2009       $ 7.531      $10.271           253
                              2010       $10.271      $11.295             0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.750             0
                              2005       $10.750      $11.281             0
                              2006       $11.281      $12.466             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.466      $13.448            0
                              2008       $13.448      $ 8.801            0
                              2009       $ 8.801      $10.921            0
                              2010       $10.921      $11.873            0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.890            0
                              2005       $ 9.890      $10.185            0
                              2006       $10.185      $11.278            0
                              2007       $11.278      $11.306            0
                              2008       $11.306      $ 6.704            0
                              2009       $ 6.704      $10.710            0
                              2010       $10.710      $14.275            0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.724            0
                              2005       $10.724      $10.788        1,827
                              2006       $10.788      $11.808        1,852
                              2007       $11.808      $12.032        1,539
                              2008       $12.032      $ 9.164        2,383
                              2009       $ 9.164      $10.578        1,300
                              2010       $10.578      $11.371        1,121
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.113            0
                              2005       $11.113      $11.602            0
                              2006       $11.602      $13.709            0
                              2007       $13.709      $14.461            0
                              2008       $14.461      $ 9.536            0
                              2009       $ 9.536      $11.449            0
                              2010       $11.449      $12.485            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.327          555
                              2005       $11.327      $12.669            0
                              2006       $12.669      $14.579            0
                              2007       $14.579      $15.163            0
                              2008       $15.163      $ 8.871        4,442
                              2009       $ 8.871      $12.121        4,442
                              2010       $12.121      $13.751        6,978
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.261        1,606
                              2005       $11.261      $12.115        1,606
                              2006       $12.115      $13.620        1,606
                              2007       $13.620      $13.167        1,606
                              2008       $13.167      $ 8.004        4,623
                              2009       $ 8.004      $10.742        4,623
                              2010       $10.742      $12.961        5,980

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.675             0
                              2006       $11.675      $11.757             0
                              2007       $11.757      $12.222             0
                              2008       $12.222      $ 6.086             0
                              2009       $ 6.086      $ 7.893             0
                              2010       $ 7.893      $ 9.841             0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.324             0
                              2005       $10.324      $10.645           244
                              2006       $10.645      $10.666           244
                              2007       $10.666      $10.837           243
                              2008       $10.837      $10.373           243
                              2009       $10.373      $11.760           243
                              2010       $11.760      $12.511         2,138
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.904             0
                              2005       $ 9.904      $ 9.980             0
                              2006       $ 9.980      $10.237             0
                              2007       $10.237      $10.527             0
                              2008       $10.527      $10.554             0
                              2009       $10.554      $10.360           168
                              2010       $10.360      $10.163           226
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.538         2,088
                              2005       $10.538      $10.548         2,332
                              2006       $10.548      $10.416         2,088
                              2007       $10.416      $11.303         2,088
                              2008       $11.303      $10.302         6,163
                              2009       $10.302      $11.959         5,258
                              2010       $11.959      $12.677         7,554
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.226         5,528
                              2005       $10.226      $10.272        13,752
                              2006       $10.272      $10.460        14,624
                              2007       $10.460      $11.154        14,134
                              2008       $11.154      $11.464        16,322
                              2009       $11.464      $12.822        22,266
                              2010       $12.822      $13.593        16,747
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.761             0
                              2005       $10.761      $10.840           246
                              2006       $10.840      $11.778           246

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.778      $11.034          246
                              2008       $11.034      $ 7.446          246
                              2009       $ 7.446      $ 7.170            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.167        1,052
                              2005       $11.167      $10.454        1,052
                              2006       $10.454      $11.416        1,052
                              2007       $11.416      $11.900            0
                              2008       $11.900      $10.750            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.540            0
                              2005       $10.540      $11.752            0
                              2006       $11.752      $12.836            0
                              2007       $12.836      $15.447            0
                              2008       $15.447      $ 8.975        4,744
                              2009       $ 8.975      $11.203        1,054
                              2010       $11.203      $12.215            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.432        3,241
                              2005       $10.432      $10.806        3,495
                              2006       $10.806      $11.584        3,495
                              2007       $11.584      $12.775        3,495
                              2008       $12.775      $ 7.183        3,495
                              2009       $ 7.183      $ 9.987        3,494
                              2010       $ 9.987      $11.359        2,841
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.045            0
                              2005       $11.045      $11.230        1,992
                              2006       $11.230      $13.065        1,911
                              2007       $13.065      $13.197        1,640
                              2008       $13.197      $ 8.247        6,961
                              2009       $ 8.247      $10.128        5,804
                              2010       $10.128      $11.394        1,117
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.325            0
                              2005       $10.325      $11.692            0
                              2006       $11.692      $11.902            0
                              2007       $11.902      $14.196            0
                              2008       $14.196      $ 7.050            0
                              2009       $ 7.050      $11.416            0
                              2010       $11.416      $13.725            0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.782         3,680
                              2005       $12.782      $14.633         8,821
                              2006       $14.633      $19.753         7,862
                              2007       $19.753      $16.021         8,058
                              2008       $16.021      $ 9.730        19,497
                              2009       $ 9.730      $12.258        17,179
                              2010       $12.258      $15.568         9,958
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.039           264
                              2005       $12.039      $15.582             0
                              2006       $15.582      $21.313             0
                              2007       $21.313      $28.755             0
                              2008       $28.755      $ 9.929             0
                              2009       $ 9.929      $20.755             0
                              2010       $20.755      $25.813             0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.386             0
                              2005       $12.386      $18.421             0
                              2006       $18.421      $22.487             0
                              2007       $22.487      $32.046             0
                              2008       $32.046      $16.927             0
                              2009       $16.927      $26.146             0
                              2010       $26.146      $33.132           512
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.863             0
                              2005       $ 9.863      $ 9.690             0
                              2006       $ 9.690      $10.324             0
                              2007       $10.324      $10.532             0
                              2008       $10.532      $ 8.974             0
                              2009       $ 8.974      $10.020             0
                              2010       $10.020      $10.313             0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.85% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.158             0
                              2005       $10.158      $11.364             0
                              2006       $11.364      $13.250             0
                              2007       $13.250      $17.293             0
                              2008       $17.293      $ 9.276           892
                              2009       $ 9.276      $13.698           815
                              2010       $13.698      $15.254           660
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.042             0
                              2005       $10.042      $10.995             0
                              2006       $10.995      $11.304             0
                              2007       $11.304      $13.251             0
                              2008       $13.251      $ 6.974         1,538
                              2009       $ 6.974      $10.064         1,364
                              2010       $10.064      $11.136           426
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.564            31
                              2005       $10.564      $11.341            63
                              2006       $11.341      $12.214            67
                              2007       $12.214      $15.711           411
                              2008       $15.711      $ 6.394        14,268
                              2009       $ 6.394      $ 9.481        12,988
                              2010       $ 9.481      $11.046        12,472
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.155           769
                              2005       $10.155      $10.329         2,216
                              2006       $10.329      $10.846         1,877

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.846      $12.240         1,385
                              2008       $12.240      $ 8.528         1,658
                              2009       $ 8.528      $10.761         1,242
                              2010       $10.761      $12.018         1,201
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.321         1,503
                              2005       $11.321      $12.942         4,028
                              2006       $12.942      $14.134         6,636
                              2007       $14.134      $16.247         6,179
                              2008       $16.247      $ 9.124        18,431
                              2009       $ 9.124      $12.113        16,271
                              2010       $12.113      $13.881        16,371
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.775           966
                              2005       $10.775      $11.149         3,762
                              2006       $11.149      $13.104         4,317
                              2007       $13.104      $13.004         4,509
                              2008       $13.004      $ 7.287         7,705
                              2009       $ 7.287      $ 9.276         3,904
                              2010       $ 9.276      $10.447         3,160
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.750           427
                              2005       $ 9.750      $10.081         2,261
                              2006       $10.081      $10.529         1,878
                              2007       $10.529      $13.069         1,208
                              2008       $13.069      $ 6.748         4,688
                              2009       $ 6.748      $ 8.462         2,001
                              2010       $ 8.462      $10.272         1,655
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.604         1,998
                              2005       $10.604      $10.866         8,307
                              2006       $10.866      $12.293        11,898
                              2007       $12.293      $12.670        12,628
                              2008       $12.670      $ 7.803        32,912
                              2009       $ 7.803      $ 9.658        30,308
                              2010       $ 9.658      $10.859        25,095
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.154         6,049
                              2005       $10.154      $10.140         7,560
                              2006       $10.140      $10.349         6,226
                              2007       $10.349      $10.555         5,991
                              2008       $10.555      $ 9.986        33,831
                              2009       $ 9.986      $11.300        26,436
                              2010       $11.300      $11.910        21,249

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.905         1,217
                              2005       $ 9.905      $ 9.977        14,709
                              2006       $ 9.977      $10.230        24,968
                              2007       $10.230      $10.522        22,516
                              2008       $10.522      $10.597        31,819
                              2009       $10.597      $10.434        23,675
                              2010       $10.434      $10.233        19,655
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.866           240
                              2005       $10.866      $12.649         2,630
                              2006       $12.649      $14.600         5,232
                              2007       $14.600      $16.746         5,475
                              2008       $16.746      $ 9.197         8,612
                              2009       $ 9.197      $11.376         7,199
                              2010       $11.376      $12.579         7,251
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.681             0
                              2005       $10.681      $11.036           476
                              2006       $11.036      $12.215           327
                              2007       $12.215      $12.133           205
                              2008       $12.133      $ 5.719         1,960
                              2009       $ 5.719      $ 8.280         1,008
                              2010       $ 8.280      $ 8.678           551
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.241             0
                              2005       $10.241      $10.898           714
                              2006       $10.898      $11.328           732
                              2007       $11.328      $12.402           696
                              2008       $12.402      $ 6.973           935
                              2009       $ 6.973      $ 8.249           895
                              2010       $ 8.249      $ 9.314           798
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.752           239
                              2007       $10.752      $11.366           238
                              2008       $11.366      $ 7.761         1,752
                              2009       $ 7.761      $ 9.734           234
                              2010       $ 9.734      $10.422           233
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.923            30
                              2005       $10.923      $11.483         7,447
                              2006       $11.483      $12.490         8,219
                              2007       $12.490      $13.375         7,383
                              2008       $13.375      $ 9.348        11,043
                              2009       $ 9.348      $11.896         9,240
                              2010       $11.896      $13.265         7,410
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.126            32
                              2005       $10.126      $10.249           496
                              2006       $10.249      $10.357           541
                              2007       $10.357      $10.861           530
                              2008       $10.861      $10.805         2,287
                              2009       $10.805      $10.680         1,210
                              2010       $10.680      $10.978            31
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.017         1,185
                              2005       $11.017      $11.846         3,826
                              2006       $11.846      $13.465         5,347
                              2007       $13.465      $13.527         6,119
                              2008       $13.527      $ 8.986         8,195
                              2009       $ 8.986      $10.929         7,380
                              2010       $10.929      $12.017         9,608
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.045             0
                              2005       $11.045      $12.028             0
                              2006       $12.028      $12.368             0
                              2007       $12.368      $14.253             0
                              2008       $14.253      $ 7.425             0
                              2009       $ 7.425      $11.379             0
                              2010       $11.379      $14.194             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.848         1,470
                              2009       $ 6.848      $12.017             0
                              2010       $12.017      $14.723             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.235            29
                              2005       $11.235      $12.112         8,225
                              2006       $12.112      $13.659        12,885
                              2007       $13.659      $14.344        12,482
                              2008       $14.344      $10.136        25,459

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.136      $13.203        23,011
                              2010       $13.203      $14.927        20,178
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.925             0
                              2006       $10.925      $13.049            51
                              2007       $13.049      $12.005            51
                              2008       $12.005      $ 7.539           435
                              2009       $ 7.539      $ 7.129             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.561             0
                              2005       $10.561      $11.143            35
                              2006       $11.143      $12.059            39
                              2007       $12.059      $13.032            42
                              2008       $13.032      $10.720           725
                              2009       $10.720      $13.193         1,971
                              2010       $13.193      $13.979         2,003
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.249             0
                              2005       $11.249      $11.712             0
                              2006       $11.712      $13.552             0
                              2007       $13.552      $15.703             0
                              2008       $15.703      $14.747             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.422             0
                              2005       $11.422      $12.600             0
                              2006       $12.600      $13.474             0
                              2007       $13.474      $18.040             0
                              2008       $18.040      $ 9.845         2,019
                              2009       $ 9.845      $14.088         1,614
                              2010       $14.088      $14.701         1,184
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.271             0
                              2005       $11.271      $12.251             0
                              2006       $12.251      $13.300         1,663
                              2007       $13.300      $13.832         1,433
                              2008       $13.832      $ 8.642         1,677
                              2009       $ 8.642      $10.380         1,612
                              2010       $10.380      $11.119             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.466             0
                              2008       $ 9.466      $ 5.883             0
                              2009       $ 5.883      $ 7.458             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.458      $ 8.523             0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.705             0
                              2008       $ 9.705      $ 6.123           764
                              2009       $ 6.123      $ 7.470           763
                              2010       $ 7.470      $ 8.014           762
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.262             0
                              2005       $10.262      $10.432             0
                              2006       $10.432      $12.051             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.359             0
                              2005       $10.359      $10.755             0
                              2006       $10.755      $12.412             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.806             0
                              2005       $10.806      $10.966         1,958
                              2006       $10.966      $11.859         5,390
                              2007       $11.859      $11.582         5,889
                              2008       $11.582      $ 7.845        12,802
                              2009       $ 7.845      $11.905         7,831
                              2010       $11.905      $13.381         5,059
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.588             0
                              2005       $10.588      $10.589           591
                              2006       $10.589      $11.415           890
                              2007       $11.415      $11.358           933
                              2008       $11.358      $ 7.940         2,974
                              2009       $ 7.940      $11.301         1,568
                              2010       $11.301      $12.669         1,336
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.408             0
                              2005       $10.408      $10.632         2,596
                              2006       $10.632      $11.181         4,585
                              2007       $11.181      $12.164         5,041
                              2008       $12.164      $ 7.512         5,811
                              2009       $ 7.512      $10.240         4,949
                              2010       $10.240      $11.255         4,799
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.745             0
                              2005       $10.745      $11.270         2,899

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.270      $12.447         2,867
                              2007       $12.447      $13.421         2,811
                              2008       $13.421      $ 8.779         2,817
                              2009       $ 8.779      $10.888         2,499
                              2010       $10.888      $11.831         2,229
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.885             0
                              2005       $ 9.885      $10.175         1,093
                              2006       $10.175      $11.262         1,082
                              2007       $11.262      $11.284         1,035
                              2008       $11.284      $ 6.688         1,390
                              2009       $ 6.688      $10.678         1,024
                              2010       $10.678      $14.225           751
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.719         1,218
                              2005       $10.719      $10.778         3,339
                              2006       $10.778      $11.791         3,258
                              2007       $11.791      $12.008         3,174
                              2008       $12.008      $ 9.141         6,555
                              2009       $ 9.141      $10.546         4,746
                              2010       $10.546      $11.331         3,567
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.108         1,175
                              2005       $11.108      $11.590         1,189
                              2006       $11.590      $13.688         3,367
                              2007       $13.688      $14.432         3,182
                              2008       $14.432      $ 9.512         6,545
                              2009       $ 9.512      $11.415         6,438
                              2010       $11.415      $12.441         3,588
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.322             0
                              2005       $11.322      $12.656         2,164
                              2006       $12.656      $14.558         2,145
                              2007       $14.558      $15.133         2,755
                              2008       $15.133      $ 8.849         5,618
                              2009       $ 8.849      $12.084         3,953
                              2010       $12.084      $13.702         1,711
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.256             0
                              2005       $11.256      $12.103         2,186
                              2006       $12.103      $13.600         4,985
                              2007       $13.600      $13.141         5,481
                              2008       $13.141      $ 7.984        18,988
                              2009       $ 7.984      $10.710        16,341
                              2010       $10.710      $12.916        13,708

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.671             0
                              2006       $11.671      $11.747            88
                              2007       $11.747      $12.206            87
                              2008       $12.206      $ 6.075            87
                              2009       $ 6.075      $ 7.874            86
                              2010       $ 7.874      $ 9.812            85
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.319         5,081
                              2005       $10.319      $10.634         6,883
                              2006       $10.634      $10.650         7,436
                              2007       $10.650      $10.816         8,128
                              2008       $10.816      $10.347         9,844
                              2009       $10.347      $11.725         8,141
                              2010       $11.725      $12.467         9,292
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.899           659
                              2005       $ 9.899      $ 9.970         4,121
                              2006       $ 9.970      $10.222         4,267
                              2007       $10.222      $10.506         4,431
                              2008       $10.506      $10.528        22,117
                              2009       $10.528      $10.329        10,198
                              2010       $10.329      $10.127         9,982
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.533         2,617
                              2005       $10.533      $10.538         4,763
                              2006       $10.538      $10.401         9,244
                              2007       $10.401      $11.280         8,080
                              2008       $11.280      $10.276        11,204
                              2009       $10.276      $11.923         8,997
                              2010       $11.923      $12.633         7,079
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.221        11,929
                              2005       $10.221      $10.262        20,347
                              2006       $10.262      $10.445        20,232
                              2007       $10.445      $11.132        32,181
                              2008       $11.132      $11.435        42,191
                              2009       $11.435      $12.784        35,628
                              2010       $12.784      $13.545        31,262
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.757            60
                              2005       $10.757      $10.831         1,016

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.831      $11.762         1,766
                              2007       $11.762      $11.014         1,772
                              2008       $11.014      $ 7.428         1,863
                              2009       $ 7.428      $ 7.152             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.162             0
                              2005       $11.162      $10.444             0
                              2006       $10.444      $11.399             0
                              2007       $11.399      $11.876             0
                              2008       $11.876      $10.728             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.535             0
                              2005       $10.535      $11.741             0
                              2006       $11.741      $12.817             0
                              2007       $12.817      $15.416             0
                              2008       $15.416      $ 8.953         1,059
                              2009       $ 8.953      $11.169           235
                              2010       $11.169      $12.172             0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.427         1,252
                              2005       $10.427      $10.795         8,767
                              2006       $10.795      $11.567        11,775
                              2007       $11.567      $12.750        12,093
                              2008       $12.750      $ 7.165        18,276
                              2009       $ 7.165      $ 9.957        12,885
                              2010       $ 9.957      $11.319        10,891
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.039         1,182
                              2005       $11.039      $11.219         9,039
                              2006       $11.219      $13.046        11,853
                              2007       $13.046      $13.171        12,871
                              2008       $13.171      $ 8.226        15,396
                              2009       $ 8.226      $10.097        12,397
                              2010       $10.097      $11.354        11,094
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.321             0
                              2005       $10.321      $11.681             0
                              2006       $11.681      $11.884             0
                              2007       $11.884      $14.168             0
                              2008       $14.168      $ 7.033           639
                              2009       $ 7.033      $11.382            91
                              2010       $11.382      $13.676             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.776             0
                              2005       $12.776      $14.618        17,464
                              2006       $14.618      $19.724        21,655
                              2007       $19.724      $15.989        16,605
                              2008       $15.989      $ 9.705        28,148
                              2009       $ 9.705      $12.221        27,005
                              2010       $12.221      $15.514        21,492
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.033             0
                              2005       $12.033      $15.567           910
                              2006       $15.567      $21.281           911
                              2007       $21.281      $28.698         1,023
                              2008       $28.698      $ 9.905         1,306
                              2009       $ 9.905      $20.693         1,015
                              2010       $20.693      $25.722           786
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.380             0
                              2005       $12.380      $18.403             0
                              2006       $18.403      $22.454         3,267
                              2007       $22.454      $31.982         1,677
                              2008       $31.982      $16.885         1,656
                              2009       $16.885      $26.067         1,045
                              2010       $26.067      $33.015           695
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.858             0
                              2005       $ 9.858      $ 9.681           407
                              2006       $ 9.681      $10.309           405
                              2007       $10.309      $10.511           431
                              2008       $10.511      $ 8.952           551
                              2009       $ 8.952      $ 9.989           624
                              2010       $ 9.989      $10.277           705



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.153         3,379
                              2005       $10.153      $11.353         4,169
                              2006       $11.353      $13.230         7,804
                              2007       $13.230      $17.259         5,808
                              2008       $17.259      $ 9.253         4,939
                              2009       $ 9.253      $13.657         2,028
                              2010       $13.657      $15.200         1,468
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.037         5,609
                              2005       $10.037      $10.984         5,782
                              2006       $10.984      $11.287         5,275
                              2007       $11.287      $13.225         5,002
                              2008       $13.225      $ 6.957         3,946
                              2009       $ 6.957      $10.034           874
                              2010       $10.034      $11.096           665
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.559         4,907
                              2005       $10.559      $11.330         7,639
                              2006       $11.330      $12.196         6,408
                              2007       $12.196      $15.680         8,470
                              2008       $15.680      $ 6.378         7,069
                              2009       $ 6.378      $ 9.452         7,168
                              2010       $ 9.452      $11.007         5,739
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.151         9,034
                              2005       $10.151      $10.319        13,998
                              2006       $10.319      $10.829        16,458

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.829      $12.216        15,388
                              2008       $12.216      $ 8.506        10,597
                              2009       $ 8.506      $10.728         7,371
                              2010       $10.728      $11.976         7,273
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.316        18,555
                              2005       $11.316      $12.930        59,255
                              2006       $12.930      $14.113        65,282
                              2007       $14.113      $16.214        54,574
                              2008       $16.214      $ 9.101        28,684
                              2009       $ 9.101      $12.077        21,642
                              2010       $12.077      $13.832        17,751
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.770         7,405
                              2005       $10.770      $11.138        27,390
                              2006       $11.138      $13.084        32,295
                              2007       $13.084      $12.978        31,313
                              2008       $12.978      $ 7.269        14,731
                              2009       $ 7.269      $ 9.248        12,029
                              2010       $ 9.248      $10.410         9,669
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.745        16,759
                              2005       $ 9.745      $10.071        17,303
                              2006       $10.071      $10.514        16,300
                              2007       $10.514      $13.043        14,847
                              2008       $13.043      $ 6.731        16,962
                              2009       $ 6.731      $ 8.437        14,390
                              2010       $ 8.437      $10.236        12,852
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.599        13,534
                              2005       $10.599      $10.855        32,536
                              2006       $10.855      $12.275        38,468
                              2007       $12.275      $12.645        32,864
                              2008       $12.645      $ 7.783        23,795
                              2009       $ 7.783      $ 9.629        21,289
                              2010       $ 9.629      $10.821        19,513
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.149         4,108
                              2005       $10.149      $10.130        14,522
                              2006       $10.130      $10.334        16,968
                              2007       $10.334      $10.534        17,831
                              2008       $10.534      $ 9.961        18,708
                              2009       $ 9.961      $11.266        15,260
                              2010       $11.266      $11.868        13,587

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.901        23,001
                              2005       $ 9.901      $ 9.968        27,497
                              2006       $ 9.968      $10.215        30,026
                              2007       $10.215      $10.501        28,575
                              2008       $10.501      $10.570        20,703
                              2009       $10.570      $10.403        22,027
                              2010       $10.403      $10.197        20,364
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.861         1,719
                              2005       $10.861      $12.637        13,631
                              2006       $12.637      $14.579        18,288
                              2007       $14.579      $16.713        19,041
                              2008       $16.713      $ 9.174        11,572
                              2009       $ 9.174      $11.341        10,646
                              2010       $11.341      $12.534        10,245
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.676        14,364
                              2005       $10.676      $11.025        18,061
                              2006       $11.025      $12.197        19,411
                              2007       $12.197      $12.109        15,658
                              2008       $12.109      $ 5.704        12,250
                              2009       $ 5.704      $ 8.255         6,812
                              2010       $ 8.255      $ 8.647         4,371
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.236           165
                              2005       $10.236      $10.887           589
                              2006       $10.887      $11.311         2,569
                              2007       $11.311      $12.377         2,321
                              2008       $12.377      $ 6.956           778
                              2009       $ 6.956      $ 8.224           764
                              2010       $ 8.224      $ 9.281           526
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.748           522
                              2007       $10.748      $11.356           518
                              2008       $11.356      $ 7.750           699
                              2009       $ 7.750      $ 9.716           575
                              2010       $ 9.716      $10.397           574
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.918        14,800
                              2005       $10.918      $11.472        26,741
                              2006       $11.472      $12.471        25,889
                              2007       $12.471      $13.348        24,088
                              2008       $13.348      $ 9.325        16,857
                              2009       $ 9.325      $11.860        15,391
                              2010       $11.860      $13.218        14,593
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.122           952
                              2005       $10.122      $10.239         3,202
                              2006       $10.239      $10.342         3,263
                              2007       $10.342      $10.839         2,127
                              2008       $10.839      $10.778         5,873
                              2009       $10.778      $10.648         9,644
                              2010       $10.648      $10.939         7,000
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.011         9,727
                              2005       $11.011      $11.835        25,547
                              2006       $11.835      $13.445        37,978
                              2007       $13.445      $13.500        35,763
                              2008       $13.500      $ 8.964        17,848
                              2009       $ 8.964      $10.897        15,212
                              2010       $10.897      $11.975        13,218
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.040           563
                              2005       $11.040      $12.016           577
                              2006       $12.016      $12.350         2,086
                              2007       $12.350      $14.224         1,839
                              2008       $14.224      $ 7.407         1,437
                              2009       $ 7.407      $11.345           874
                              2010       $11.345      $14.144           883
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.830         1,406
                              2009       $ 6.830      $11.981         1,360
                              2010       $11.981      $14.671         1,240
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.230         3,867
                              2005       $11.230      $12.101        10,214
                              2006       $12.101      $13.639        14,006
                              2007       $13.639      $14.316        15,868
                              2008       $14.316      $10.110        13,049

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.110      $13.163         9,890
                              2010       $13.163      $14.874         9,661
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.921           211
                              2006       $10.921      $13.038           588
                              2007       $13.038      $11.989         2,069
                              2008       $11.989      $ 7.525         4,642
                              2009       $ 7.525      $ 7.115             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.556         2,956
                              2005       $10.556      $11.133         9,179
                              2006       $11.133      $12.041        13,595
                              2007       $12.041      $13.006         7,497
                              2008       $13.006      $10.693         3,192
                              2009       $10.693      $13.154         6,741
                              2010       $13.154      $13.930         7,821
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.244         2,909
                              2005       $11.244      $11.701         4,646
                              2006       $11.701      $13.532         5,236
                              2007       $13.532      $15.672         4,867
                              2008       $15.672      $14.715             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.417            46
                              2005       $11.417      $12.587         6,143
                              2006       $12.587      $13.454         6,506
                              2007       $13.454      $18.004         9,883
                              2008       $18.004      $ 9.821        13,194
                              2009       $ 9.821      $14.046         8,055
                              2010       $14.046      $14.649         5,350
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.266         8,013
                              2005       $11.266      $12.240        12,355
                              2006       $12.240      $13.281        11,852
                              2007       $13.281      $13.804        13,172
                              2008       $13.804      $ 8.621        12,292
                              2009       $ 8.621      $10.349        10,291
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.463        21,243
                              2008       $ 9.463      $ 5.878           448
                              2009       $ 5.878      $ 7.448         3,641
                              2010       $ 7.448      $ 8.507         1,483

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.702        13,748
                              2008       $ 9.702      $ 6.117         7,386
                              2009       $ 6.117      $ 7.460         7,097
                              2010       $ 7.460      $ 7.999        14,533
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.258         4,213
                              2005       $10.258      $10.422        16,070
                              2006       $10.422      $12.033        18,963
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.354         8,473
                              2005       $10.354      $10.745        11,248
                              2006       $10.745      $12.393        10,825
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.801        10,214
                              2005       $10.801      $10.955        22,236
                              2006       $10.955      $11.841        28,744
                              2007       $11.841      $11.559        21,319
                              2008       $11.559      $ 7.825        16,131
                              2009       $ 7.825      $11.869        12,323
                              2010       $11.869      $13.334         9,916
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.583         7,199
                              2005       $10.583      $10.579        18,318
                              2006       $10.579      $11.398        21,030
                              2007       $11.398      $11.335        19,692
                              2008       $11.335      $ 7.921        11,168
                              2009       $ 7.921      $11.267         9,015
                              2010       $11.267      $12.625         7,838
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.404           703
                              2005       $10.404      $10.622         8,577
                              2006       $10.622      $11.165        13,353
                              2007       $11.165      $12.140         9,913
                              2008       $12.140      $ 7.493         4,412
                              2009       $ 7.493      $10.209         2,701
                              2010       $10.209      $11.216         2,642
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.740         1,816
                              2005       $10.740      $11.259         6,693
                              2006       $11.259      $12.429         7,250

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.429      $13.394         7,065
                              2008       $13.394      $ 8.757         5,233
                              2009       $ 8.757      $10.855         4,087
                              2010       $10.855      $11.789         3,740
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.880         2,752
                              2005       $ 9.880      $10.165         5,365
                              2006       $10.165      $11.245         5,573
                              2007       $11.245      $11.261         6,678
                              2008       $11.261      $ 6.671         6,557
                              2009       $ 6.671      $10.645         5,377
                              2010       $10.645      $14.175         4,770
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.714         7,423
                              2005       $10.714      $10.767        36,152
                              2006       $10.767      $11.773        46,523
                              2007       $11.773      $11.984        45,867
                              2008       $11.984      $ 9.118        18,184
                              2009       $ 9.118      $10.514        16,873
                              2010       $10.514      $11.291        13,631
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.103           763
                              2005       $11.103      $11.579         1,804
                              2006       $11.579      $13.668         3,375
                              2007       $13.668      $14.403         4,439
                              2008       $14.403      $ 9.488         4,064
                              2009       $ 9.488      $11.380         2,246
                              2010       $11.380      $12.397         2,145
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.317        13,789
                              2005       $11.317      $12.644        25,190
                              2006       $12.644      $14.536        28,756
                              2007       $14.536      $15.102        24,221
                              2008       $15.102      $ 8.826        20,906
                              2009       $ 8.826      $12.048        17,303
                              2010       $12.048      $13.654        14,202
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.250        12,988
                              2005       $11.250      $12.091        22,441
                              2006       $12.091      $13.580        28,061
                              2007       $13.580      $13.115        28,280
                              2008       $13.115      $ 7.964        18,816
                              2009       $ 7.964      $10.678        15,659
                              2010       $10.678      $12.870        13,843

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.667             0
                              2006       $11.667      $11.737           531
                              2007       $11.737      $12.189           623
                              2008       $12.189      $ 6.063             0
                              2009       $ 6.063      $ 7.855             0
                              2010       $ 7.855      $ 9.784         1,447
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.315         3,223
                              2005       $10.315      $10.624        12,288
                              2006       $10.624      $10.635        13,005
                              2007       $10.635      $10.794        15,131
                              2008       $10.794      $10.321        11,021
                              2009       $10.321      $11.690         6,222
                              2010       $11.690      $12.423         4,591
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.895        14,863
                              2005       $ 9.895      $ 9.960        20,087
                              2006       $ 9.960      $10.207        22,094
                              2007       $10.207      $10.485        16,495
                              2008       $10.485      $10.501        25,951
                              2009       $10.501      $10.298        21,518
                              2010       $10.298      $10.092        20,683
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.528        30,575
                              2005       $10.528      $10.528        49,899
                              2006       $10.528      $10.385        44,452
                              2007       $10.385      $11.258        45,476
                              2008       $11.258      $10.251       121,212
                              2009       $10.251      $11.887       109,743
                              2010       $11.887      $12.588        97,258
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.216        22,121
                              2005       $10.216      $10.252        39,871
                              2006       $10.252      $10.429        53,599
                              2007       $10.429      $11.110        64,026
                              2008       $11.110      $11.407        69,955
                              2009       $11.407      $12.745        64,059
                              2010       $12.745      $13.497        59,081
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.754         1,937
                              2005       $10.754      $10.822        11,241
                              2006       $10.822      $11.746        11,704

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.746      $10.993        10,598
                              2008       $10.993      $ 7.410         2,774
                              2009       $ 7.410      $ 7.133             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.156         9,647
                              2005       $11.156      $10.433        11,931
                              2006       $10.433      $11.382         8,906
                              2007       $11.382      $11.853         8,240
                              2008       $11.853      $10.706             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.530         1,162
                              2005       $10.530      $11.730         4,353
                              2006       $11.730      $12.798         5,343
                              2007       $12.798      $15.385         6,713
                              2008       $15.385      $ 8.931         1,114
                              2009       $ 8.931      $11.135         1,695
                              2010       $11.135      $12.130         1,279
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.422        13,765
                              2005       $10.422      $10.785        29,258
                              2006       $10.785      $11.550        36,982
                              2007       $11.550      $12.725        37,232
                              2008       $12.725      $ 7.148        19,376
                              2009       $ 7.148      $ 9.927        13,870
                              2010       $ 9.927      $11.279        12,522
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.034        21,590
                              2005       $11.034      $11.208        50,042
                              2006       $11.208      $13.026        58,001
                              2007       $13.026      $13.145        54,480
                              2008       $13.145      $ 8.206        36,500
                              2009       $ 8.206      $10.067        27,840
                              2010       $10.067      $11.314        23,674
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.316         1,679
                              2005       $10.316      $11.669         2,101
                              2006       $11.669      $11.866         3,578
                              2007       $11.866      $14.140         3,694
                              2008       $14.140      $ 7.015         2,023
                              2009       $ 7.015      $11.347         2,446
                              2010       $11.347      $13.628         2,214
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.770         9,986
                              2005       $12.770      $14.604        22,875
                              2006       $14.604      $19.695        21,823
                              2007       $19.695      $15.957        23,853
                              2008       $15.957      $ 9.681        24,317
                              2009       $ 9.681      $12.184        20,226
                              2010       $12.184      $15.459        17,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.027         1,439
                              2005       $12.027      $15.552         3,538
                              2006       $15.552      $21.250         7,274
                              2007       $21.250      $28.641         5,309
                              2008       $28.641      $ 9.880         4,980
                              2009       $ 9.880      $20.630         2,624
                              2010       $20.630      $25.632         1,575
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.375         3,132
                              2005       $12.375      $18.385         4,127
                              2006       $18.385      $22.421         8,066
                              2007       $22.421      $31.918         7,757
                              2008       $31.918      $16.843        10,186
                              2009       $16.843      $25.989         9,994
                              2010       $25.989      $32.899         9,244
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.853           996
                              2005       $ 9.853      $ 9.672         1,040
                              2006       $ 9.672      $10.294         1,039
                              2007       $10.294      $10.490           424
                              2008       $10.490      $ 8.929         1,438
                              2009       $ 8.929      $ 9.959           661
                              2010       $ 9.959      $10.240           542



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.148           23
                              2005       $10.148      $11.342          437
                              2006       $11.342      $13.210        1,034
                              2007       $13.210      $17.224        2,628
                              2008       $17.224      $ 9.229        2,212
                              2009       $ 9.229      $13.616        1,983
                              2010       $13.616      $15.146        4,601
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.033        1,000
                              2005       $10.033      $10.974        3,053
                              2006       $10.974      $11.270        3,463
                              2007       $11.270      $13.199        2,296
                              2008       $13.199      $ 6.939        1,813
                              2009       $ 6.939      $10.003          271
                              2010       $10.003      $11.057          268
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.554        3,165
                              2005       $10.554      $11.319        4,928
                              2006       $11.319      $12.177        6,020
                              2007       $12.177      $15.648        3,822
                              2008       $15.648      $ 6.362        6,222
                              2009       $ 6.362      $ 9.424        3,353
                              2010       $ 9.424      $10.968        3,421
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.146          131
                              2005       $10.146      $10.309        5,198
                              2006       $10.309      $10.813        5,143

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.813      $12.191         4,840
                              2008       $12.191      $ 8.485         5,702
                              2009       $ 8.485      $10.696         5,339
                              2010       $10.696      $11.934         4,968
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.311             0
                              2005       $11.311      $12.917         6,317
                              2006       $12.917      $14.092         7,143
                              2007       $14.092      $16.182         6,925
                              2008       $16.182      $ 9.079         8,088
                              2009       $ 9.079      $12.040         5,836
                              2010       $12.040      $13.783         5,460
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.765         3,393
                              2005       $10.765      $11.127         5,631
                              2006       $11.127      $13.065         5,812
                              2007       $13.065      $12.952         6,302
                              2008       $12.952      $ 7.251         8,265
                              2009       $ 7.251      $ 9.220         8,091
                              2010       $ 9.220      $10.373         2,975
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.741           980
                              2005       $ 9.741      $10.062         1,785
                              2006       $10.062      $10.498         1,785
                              2007       $10.498      $13.016         1,329
                              2008       $13.016      $ 6.714         2,303
                              2009       $ 6.714      $ 8.411         2,571
                              2010       $ 8.411      $10.200         2,136
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.594         3,741
                              2005       $10.594      $10.845         9,049
                              2006       $10.845      $12.257        10,988
                              2007       $12.257      $12.620         9,871
                              2008       $12.620      $ 7.764        12,992
                              2009       $ 7.764      $ 9.600         8,947
                              2010       $ 9.600      $10.782         5,824
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.145         1,311
                              2005       $10.145      $10.120         7,060
                              2006       $10.120      $10.318         8,068
                              2007       $10.318      $10.513         6,914
                              2008       $10.513      $ 9.936         8,137
                              2009       $ 9.936      $11.232         6,423
                              2010       $11.232      $11.826         5,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.896         2,778
                              2005       $ 9.896      $ 9.958        34,371
                              2006       $ 9.958      $10.200        24,171
                              2007       $10.200      $10.480        30,601
                              2008       $10.480      $10.544        32,210
                              2009       $10.544      $10.371        10,057
                              2010       $10.371      $10.161         9,033
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.856           428
                              2005       $10.856      $12.625         2,407
                              2006       $12.625      $14.557         2,853
                              2007       $14.557      $16.680         2,153
                              2008       $16.680      $ 9.151         4,791
                              2009       $ 9.151      $11.307         4,373
                              2010       $11.307      $12.490         4,191
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.671         2,620
                              2005       $10.671      $11.014         6,944
                              2006       $11.014      $12.179         4,656
                              2007       $12.179      $12.085         3,415
                              2008       $12.085      $ 5.690         5,172
                              2009       $ 5.690      $ 8.230         4,860
                              2010       $ 8.230      $ 8.616         5,990
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.232             0
                              2005       $10.232      $10.877           466
                              2006       $10.877      $11.294           712
                              2007       $11.294      $12.353           712
                              2008       $12.353      $ 6.938           142
                              2009       $ 6.938      $ 8.200           142
                              2010       $ 8.200      $ 9.248           142
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.745         1,759
                              2007       $10.745      $11.347         2,640
                              2008       $11.347      $ 7.740         4,163
                              2009       $ 7.740      $ 9.698         3,963
                              2010       $ 9.698      $10.372         2,964
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.913         1,054
                              2005       $10.913      $11.461         2,769
                              2006       $11.461      $12.453         3,507
                              2007       $12.453      $13.322         3,950
                              2008       $13.322      $ 9.301         5,011
                              2009       $ 9.301      $11.824         3,173
                              2010       $11.824      $13.171         2,724
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.117         1,042
                              2005       $10.117      $10.229         1,661
                              2006       $10.229      $10.326         2,059
                              2007       $10.326      $10.818         2,154
                              2008       $10.818      $10.751         3,095
                              2009       $10.751      $10.616         1,679
                              2010       $10.616      $10.900           967
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.006         3,296
                              2005       $11.006      $11.823         9,480
                              2006       $11.823      $13.425        10,060
                              2007       $13.425      $13.473         9,712
                              2008       $13.473      $ 8.941        10,380
                              2009       $ 8.941      $10.864        10,965
                              2010       $10.864      $11.932         8,005
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.035             0
                              2005       $11.035      $12.004            37
                              2006       $12.004      $12.331           224
                              2007       $12.331      $14.196           759
                              2008       $14.196      $ 7.388           908
                              2009       $ 7.388      $11.311         1,675
                              2010       $11.311      $14.094         3,034
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.813         1,692
                              2009       $ 6.813      $11.945         1,598
                              2010       $11.945      $14.620         1,557
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.225         1,115
                              2005       $11.225      $12.089         4,238
                              2006       $12.089      $13.619         5,181
                              2007       $13.619      $14.287         5,577
                              2008       $14.287      $10.085         7,350

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.085      $13.123        5,424
                              2010       $13.123      $14.822        4,331
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.918            0
                              2006       $10.918      $13.027            0
                              2007       $13.027      $11.972          533
                              2008       $11.972      $ 7.511        1,246
                              2009       $ 7.511      $ 7.100            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.551            0
                              2005       $10.551      $11.122        4,544
                              2006       $11.122      $12.023        5,105
                              2007       $12.023      $12.980        5,025
                              2008       $12.980      $10.666        7,141
                              2009       $10.666      $13.114        5,509
                              2010       $13.114      $13.881        5,233
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239        1,202
                              2005       $11.239      $11.690        1,202
                              2006       $11.690      $13.512        1,202
                              2007       $13.512      $15.641        1,543
                              2008       $15.641      $14.684            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.411            0
                              2005       $11.411      $12.575          373
                              2006       $12.575      $13.434          373
                              2007       $13.434      $17.968          330
                              2008       $17.968      $ 9.796          866
                              2009       $ 9.796      $14.003          620
                              2010       $14.003      $14.598          619
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.260        1,544
                              2005       $11.260      $12.228        1,730
                              2006       $12.228      $13.261        1,725
                              2007       $13.261      $13.777          180
                              2008       $13.777      $ 8.599          577
                              2009       $ 8.599      $10.317          366
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.459            0
                              2008       $ 9.459      $ 5.873          157
                              2009       $ 5.873      $ 7.438          131
                              2010       $ 7.438      $ 8.491          124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.698            0
                              2008       $ 9.698      $ 6.112           42
                              2009       $ 6.112      $ 7.450           40
                              2010       $ 7.450      $ 7.984           41
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.253            0
                              2005       $10.253      $10.411            0
                              2006       $10.411      $12.016            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.349            0
                              2005       $10.349      $10.734            0
                              2006       $10.734      $12.375            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.796        1,940
                              2005       $10.796      $10.944        5,298
                              2006       $10.944      $11.824        6,018
                              2007       $11.824      $11.536        4,563
                              2008       $11.536      $ 7.806        5,887
                              2009       $ 7.806      $11.833        3,715
                              2010       $11.833      $13.287        3,300
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.578        5,103
                              2005       $10.578      $10.569        6,420
                              2006       $10.569      $11.382        6,663
                              2007       $11.382      $11.313        6,648
                              2008       $11.313      $ 7.901        6,496
                              2009       $ 7.901      $11.233        5,026
                              2010       $11.233      $12.580        5,042
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.399          220
                              2005       $10.399      $10.611        3,709
                              2006       $10.611      $11.148        4,405
                              2007       $11.148      $12.116        2,004
                              2008       $12.116      $ 7.475        3,472
                              2009       $ 7.475      $10.179        3,243
                              2010       $10.179      $11.176        2,796
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.735          651
                              2005       $10.735      $11.248          845
                              2006       $11.248      $12.411          814

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.411      $13.367           793
                              2008       $13.367      $ 8.735           791
                              2009       $ 8.735      $10.822         1,337
                              2010       $10.822      $11.748         1,213
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.876        12,151
                              2005       $ 9.876      $10.155           794
                              2006       $10.155      $11.228           759
                              2007       $11.228      $11.239         1,315
                              2008       $11.239      $ 6.654         1,853
                              2009       $ 6.654      $10.613         2,483
                              2010       $10.613      $14.125         3,909
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.709         6,174
                              2005       $10.709      $10.757        10,396
                              2006       $10.757      $11.756        11,256
                              2007       $11.756      $11.960         9,968
                              2008       $11.960      $ 9.095        12,294
                              2009       $ 9.095      $10.483        10,700
                              2010       $10.483      $11.251         7,267
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.097           423
                              2005       $11.097      $11.568         1,147
                              2006       $11.568      $13.648         1,104
                              2007       $13.648      $14.374         1,093
                              2008       $14.374      $ 9.464         1,222
                              2009       $ 9.464      $11.346         1,559
                              2010       $11.346      $12.354         1,111
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.312            61
                              2005       $11.312      $12.632         6,268
                              2006       $12.632      $14.515         6,487
                              2007       $14.515      $15.072         6,311
                              2008       $15.072      $ 8.804         5,985
                              2009       $ 8.804      $12.012         5,293
                              2010       $12.012      $13.606         6,574
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.245        12,283
                              2005       $11.245      $12.079         7,138
                              2006       $12.079      $13.560         7,267
                              2007       $13.560      $13.089         4,830
                              2008       $13.089      $ 7.944         5,504
                              2009       $ 7.944      $10.645         4,884
                              2010       $10.645      $12.825         4,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.663             0
                              2006       $11.663      $11.727           193
                              2007       $11.727      $12.172           794
                              2008       $12.172      $ 6.052           684
                              2009       $ 6.052      $ 7.836           523
                              2010       $ 7.836      $ 9.756         2,804
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.310           549
                              2005       $10.310      $10.614         3,739
                              2006       $10.614      $10.619         2,026
                              2007       $10.619      $10.772         1,728
                              2008       $10.772      $10.295         1,059
                              2009       $10.295      $11.654         1,204
                              2010       $11.654      $12.379         1,213
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.890         3,440
                              2005       $ 9.890      $ 9.951        15,412
                              2006       $ 9.951      $10.192        15,970
                              2007       $10.192      $10.464        18,821
                              2008       $10.464      $10.475        33,726
                              2009       $10.475      $10.267        27,652
                              2010       $10.267      $10.056        15,987
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.523         1,571
                              2005       $10.523      $10.517         4,203
                              2006       $10.517      $10.370         5,230
                              2007       $10.370      $11.235         5,419
                              2008       $11.235      $10.225         6,340
                              2009       $10.225      $11.852         6,080
                              2010       $11.852      $12.544         9,891
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.212         5,179
                              2005       $10.212      $10.242         5,771
                              2006       $10.242      $10.414         6,523
                              2007       $10.414      $11.088         2,733
                              2008       $11.088      $11.378         6,794
                              2009       $11.378      $12.707         6,216
                              2010       $12.707      $13.450         6,982
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.750            80
                              2005       $10.750      $10.813           119
                              2006       $10.813      $11.730            64

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.730      $10.973             0
                              2008       $10.973      $ 7.393           997
                              2009       $ 7.393      $ 7.115             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.151         1,714
                              2005       $11.151      $10.423         4,214
                              2006       $10.423      $11.365         4,697
                              2007       $11.365      $11.829         3,683
                              2008       $11.829      $10.685             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.526           917
                              2005       $10.526      $11.718           917
                              2006       $11.718      $12.779           917
                              2007       $12.779      $15.355             0
                              2008       $15.355      $ 8.908             1
                              2009       $ 8.908      $11.102           409
                              2010       $11.102      $12.087           183
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.417           478
                              2005       $10.417      $10.774         4,786
                              2006       $10.774      $11.533         5,763
                              2007       $11.533      $12.699         2,568
                              2008       $12.699      $ 7.130         6,422
                              2009       $ 7.130      $ 9.897         5,969
                              2010       $ 9.897      $11.240         3,905
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.029         1,764
                              2005       $11.029      $11.197         9,332
                              2006       $11.197      $13.007        10,239
                              2007       $13.007      $13.118         9,210
                              2008       $13.118      $ 8.185        12,005
                              2009       $ 8.185      $10.036        11,529
                              2010       $10.036      $11.274         8,979
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.311         1,164
                              2005       $10.311      $11.658         2,858
                              2006       $11.658      $11.849         3,691
                              2007       $11.849      $14.111         3,603
                              2008       $14.111      $ 6.997         2,412
                              2009       $ 6.997      $11.313         2,172
                              2010       $11.313      $13.580         1,591
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.764          602
                              2005       $12.764      $14.590        2,671
                              2006       $14.590      $19.666        1,356
                              2007       $19.666      $15.925        2,742
                              2008       $15.925      $ 9.657        3,507
                              2009       $ 9.657      $12.148        2,547
                              2010       $12.148      $15.405        2,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.022            0
                              2005       $12.022      $15.536          641
                              2006       $15.536      $21.218          641
                              2007       $21.218      $28.584        1,601
                              2008       $28.584      $ 9.855        1,602
                              2009       $ 9.855      $20.568        1,715
                              2010       $20.568      $25.541        3,485
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.369            0
                              2005       $12.369      $18.368          357
                              2006       $18.368      $22.387          357
                              2007       $22.387      $31.855        1,233
                              2008       $31.855      $16.800        1,461
                              2009       $16.800      $25.911        1,612
                              2010       $25.911      $32.783        2,593
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.849          700
                              2005       $ 9.849      $ 9.662        1,385
                              2006       $ 9.662      $10.278        1,437
                              2007       $10.278      $10.469        1,301
                              2008       $10.469      $ 8.907          697
                              2009       $ 8.907      $ 9.929            0
                              2010       $ 9.929      $10.204            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.05



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.144            0
                              2005       $10.144      $11.331            0
                              2006       $11.331      $13.191            0
                              2007       $13.191      $17.190            0
                              2008       $17.190      $ 9.206            0
                              2009       $ 9.206      $13.575            0
                              2010       $13.575      $15.093            0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.028            0
                              2005       $10.028      $10.963        4,285
                              2006       $10.963      $11.254            0
                              2007       $11.254      $13.172            0
                              2008       $13.172      $ 6.922            0
                              2009       $ 6.922      $ 9.973            0
                              2010       $ 9.973      $11.018            0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.549            0
                              2005       $10.549      $11.308            0
                              2006       $11.308      $12.159            0
                              2007       $12.159      $15.617            0
                              2008       $15.617      $ 6.346            0
                              2009       $ 6.346      $ 9.395            0
                              2010       $ 9.395      $10.930            0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.141            0
                              2005       $10.141      $10.299            0
                              2006       $10.299      $10.797            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.797      $12.167            0
                              2008       $12.167      $ 8.464            0
                              2009       $ 8.464      $10.664            0
                              2010       $10.664      $11.892            0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.305            0
                              2005       $11.305      $12.905        3,328
                              2006       $12.905      $14.072        2,862
                              2007       $14.072      $16.150        2,662
                              2008       $16.150      $ 9.056        2,514
                              2009       $ 9.056      $12.004        2,248
                              2010       $12.004      $13.734        2,210
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.760            0
                              2005       $10.760      $11.116          391
                              2006       $11.116      $13.046          377
                              2007       $13.046      $12.926          361
                              2008       $12.926      $ 7.233          336
                              2009       $ 7.233      $ 9.192          324
                              2010       $ 9.192      $10.337            0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.736            0
                              2005       $ 9.736      $10.052            0
                              2006       $10.052      $10.483            0
                              2007       $10.483      $12.991            0
                              2008       $12.991      $ 6.697            0
                              2009       $ 6.697      $ 8.386            0
                              2010       $ 8.386      $10.164            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.589            0
                              2005       $10.589      $10.834        7,033
                              2006       $10.834      $12.239        3,893
                              2007       $12.239      $12.595        3,465
                              2008       $12.595      $ 7.744        3,381
                              2009       $ 7.744      $ 9.571        3,053
                              2010       $ 9.571      $10.744        2,460
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.140            0
                              2005       $10.140      $10.110          235
                              2006       $10.110      $10.303          229
                              2007       $10.303      $10.492          224
                              2008       $10.492      $ 9.911          218
                              2009       $ 9.911      $11.198           87
                              2010       $11.198      $11.785            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.892          170
                              2005       $ 9.892      $ 9.948        1,953
                              2006       $ 9.948      $10.185        3,789
                              2007       $10.185      $10.459        3,091
                              2008       $10.459      $10.517        2,550
                              2009       $10.517      $10.340        2,566
                              2010       $10.340      $10.125        1,882
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.850            0
                              2005       $10.850      $12.612        1,510
                              2006       $12.612      $14.535        2,009
                              2007       $14.535      $16.646        1,868
                              2008       $16.646      $ 9.128        1,791
                              2009       $ 9.128      $11.273        1,620
                              2010       $11.273      $12.446        1,478
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.666            0
                              2005       $10.666      $11.004        3,951
                              2006       $11.004      $12.161            0
                              2007       $12.161      $12.061            0
                              2008       $12.061      $ 5.676            0
                              2009       $ 5.676      $ 8.205            0
                              2010       $ 8.205      $ 8.586            0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.227            0
                              2005       $10.227      $10.866        1,662
                              2006       $10.866      $11.277          288
                              2007       $11.277      $12.328          277
                              2008       $12.328      $ 6.921          353
                              2009       $ 6.921      $ 8.175          377
                              2010       $ 8.175      $ 9.216          374
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.741            0
                              2007       $10.741      $11.337            0
                              2008       $11.337      $ 7.729            0
                              2009       $ 7.729      $ 9.679            0
                              2010       $ 9.679      $10.347            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.908            0
                              2005       $10.908      $11.449          260
                              2006       $11.449      $12.434          508
                              2007       $12.434      $13.295          481
                              2008       $13.295      $ 9.278          467
                              2009       $ 9.278      $11.789          436
                              2010       $11.789      $13.125          415
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.112            0
                              2005       $10.112      $10.220          234
                              2006       $10.220      $10.311          228
                              2007       $10.311      $10.796          223
                              2008       $10.796      $10.724          217
                              2009       $10.724      $10.584           86
                              2010       $10.584      $10.862            0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.001            0
                              2005       $11.001      $11.812        1,482
                              2006       $11.812      $13.405        2,305
                              2007       $13.405      $13.446        2,146
                              2008       $13.446      $ 8.919        1,956
                              2009       $ 8.919      $10.831        1,742
                              2010       $10.831      $11.890        1,557
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.030            0
                              2005       $11.030      $11.993            0
                              2006       $11.993      $12.313            0
                              2007       $12.313      $14.167            0
                              2008       $14.167      $ 7.370            0
                              2009       $ 7.370      $11.277            0
                              2010       $11.277      $14.044            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.796          200
                              2009       $ 6.796      $11.909          147
                              2010       $11.909      $14.568          132
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.219            0
                              2005       $11.219      $12.077        1,483
                              2006       $12.077      $13.598        1,813
                              2007       $13.598      $14.259        1,480
                              2008       $14.259      $10.060        1,357

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.060      $13.084        1,223
                              2010       $13.084      $14.770        1,104
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.914            0
                              2006       $10.914      $13.016            0
                              2007       $13.016      $11.956            0
                              2008       $11.956      $ 7.497            0
                              2009       $ 7.497      $ 7.086            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.546            0
                              2005       $10.546      $11.111            0
                              2006       $11.111      $12.005            0
                              2007       $12.005      $12.954            0
                              2008       $12.954      $10.640            0
                              2009       $10.640      $13.074          334
                              2010       $13.074      $13.832          348
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.233          150
                              2005       $11.233      $11.678          150
                              2006       $11.678      $13.492          146
                              2007       $13.492      $15.610          129
                              2008       $15.610      $14.652            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.406            0
                              2005       $11.406      $12.563            0
                              2006       $12.563      $13.414            0
                              2007       $13.414      $17.933            0
                              2008       $17.933      $ 9.771            0
                              2009       $ 9.771      $13.961            0
                              2010       $13.961      $14.546        1,269
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.255            0
                              2005       $11.255      $12.216        1,465
                              2006       $12.216      $13.241        1,559
                              2007       $13.241      $13.749        1,460
                              2008       $13.749      $ 8.578        1,339
                              2009       $ 8.578      $10.286        1,206
                              2010       $10.286      $11.013            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.456            0
                              2008       $ 9.456      $ 5.868            0
                              2009       $ 5.868      $ 7.428            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.428      $ 8.475            0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.695            0
                              2008       $ 9.695      $ 6.107            0
                              2009       $ 6.107      $ 7.440            0
                              2010       $ 7.440      $ 7.969            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.248            0
                              2005       $10.248      $10.401            0
                              2006       $10.401      $11.998            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.344            0
                              2005       $10.344      $10.724            0
                              2006       $10.724      $12.357            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.791            0
                              2005       $10.791      $10.934          782
                              2006       $10.934      $11.806        1,371
                              2007       $11.806      $11.513        1,027
                              2008       $11.513      $ 7.786          937
                              2009       $ 7.786      $11.798          837
                              2010       $11.798      $13.241          751
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.573            0
                              2005       $10.573      $10.559          519
                              2006       $10.559      $11.365          509
                              2007       $11.365      $11.290          516
                              2008       $11.290      $ 7.881          504
                              2009       $ 7.881      $11.199          468
                              2010       $11.199      $12.536          236
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.394            0
                              2005       $10.394      $10.601            0
                              2006       $10.601      $11.132            0
                              2007       $11.132      $12.092            0
                              2008       $12.092      $ 7.456            0
                              2009       $ 7.456      $10.148            0
                              2010       $10.148      $11.137            0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.730            0
                              2005       $10.730      $11.237        1,134

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.237      $12.392        1,125
                              2007       $12.392      $13.341        1,097
                              2008       $13.341      $ 8.713        1,204
                              2009       $ 8.713      $10.790        1,227
                              2010       $10.790      $11.706        1,266
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.871            0
                              2005       $ 9.871      $10.146          419
                              2006       $10.146      $11.212          436
                              2007       $11.212      $11.216          435
                              2008       $11.216      $ 6.637          536
                              2009       $ 6.637      $10.581          416
                              2010       $10.581      $14.075          349
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.704          393
                              2005       $10.704      $10.746          678
                              2006       $10.746      $11.738          680
                              2007       $11.738      $11.937          670
                              2008       $11.937      $ 9.073          608
                              2009       $ 9.073      $10.451          640
                              2010       $10.451      $11.212          429
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.092            0
                              2005       $11.092      $11.556            0
                              2006       $11.556      $13.628          233
                              2007       $13.628      $14.346            0
                              2008       $14.346      $ 9.441            0
                              2009       $ 9.441      $11.312            0
                              2010       $11.312      $12.310            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.306            0
                              2005       $11.306      $12.620          539
                              2006       $12.620      $14.493          529
                              2007       $14.493      $15.042          519
                              2008       $15.042      $ 8.782          635
                              2009       $ 8.782      $11.975          591
                              2010       $11.975      $13.558          583
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.240            0
                              2005       $11.240      $12.068        2,759
                              2006       $12.068      $13.540        2,035
                              2007       $13.540      $13.063        1,898
                              2008       $13.063      $ 7.924        1,733
                              2009       $ 7.924      $10.613        1,548
                              2010       $10.613      $12.780        1,388

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.659             0
                              2006       $11.659      $11.717             0
                              2007       $11.717      $12.156             0
                              2008       $12.156      $ 6.041             0
                              2009       $ 6.041      $ 7.818             0
                              2010       $ 7.818      $ 9.727             0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.305             0
                              2005       $10.305      $10.603         2,702
                              2006       $10.603      $10.603             0
                              2007       $10.603      $10.751             0
                              2008       $10.751      $10.269             0
                              2009       $10.269      $11.619             0
                              2010       $11.619      $12.336             0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.885             0
                              2005       $ 9.885      $ 9.941         3,072
                              2006       $ 9.941      $10.177        29,618
                              2007       $10.177      $10.443        23,882
                              2008       $10.443      $10.449         3,369
                              2009       $10.449      $10.236         2,266
                              2010       $10.236      $10.021         1,201
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.518             0
                              2005       $10.518      $10.507         1,038
                              2006       $10.507      $10.354         2,656
                              2007       $10.354      $11.213         1,910
                              2008       $11.213      $10.199         1,725
                              2009       $10.199      $11.816         1,478
                              2010       $11.816      $12.500         1,292
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.207           165
                              2005       $10.207      $10.232         4,966
                              2006       $10.232      $10.399         3,252
                              2007       $10.399      $11.066         3,238
                              2008       $11.066      $11.350         2,425
                              2009       $11.350      $12.668         2,475
                              2010       $12.668      $13.402         2,438
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.746           391
                              2005       $10.746      $10.804           406

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.804      $11.714          421
                              2007       $11.714      $10.952          459
                              2008       $10.952      $ 7.375          463
                              2009       $ 7.375      $ 7.097            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.146            0
                              2005       $11.146      $10.413            0
                              2006       $10.413      $11.348            0
                              2007       $11.348      $11.805            0
                              2008       $11.805      $10.663            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.521            0
                              2005       $10.521      $11.707            0
                              2006       $11.707      $12.760            0
                              2007       $12.760      $15.324            0
                              2008       $15.324      $ 8.886            0
                              2009       $ 8.886      $11.068            0
                              2010       $11.068      $12.044            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.412            0
                              2005       $10.412      $10.764        1,413
                              2006       $10.764      $11.516        1,445
                              2007       $11.516      $12.674        1,373
                              2008       $12.674      $ 7.112        1,691
                              2009       $ 7.112      $ 9.867        1,426
                              2010       $ 9.867      $11.200        1,319
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.024            0
                              2005       $11.024      $11.186        1,795
                              2006       $11.186      $12.988        2,106
                              2007       $12.988      $13.092        1,995
                              2008       $13.092      $ 8.164        1,911
                              2009       $ 8.164      $10.006        1,636
                              2010       $10.006      $11.235        1,427
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.306            0
                              2005       $10.306      $11.647            0
                              2006       $11.647      $11.831            0
                              2007       $11.831      $14.083            0
                              2008       $14.083      $ 6.980            0
                              2009       $ 6.980      $11.279            0
                              2010       $11.279      $13.532            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.758          132
                              2005       $12.758      $14.576        2,849
                              2006       $14.576      $19.636        1,482
                              2007       $19.636      $15.893        1,279
                              2008       $15.893      $ 9.633        1,442
                              2009       $ 9.633      $12.111        1,238
                              2010       $12.111      $15.350        1,035
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.016          140
                              2005       $12.016      $15.521          222
                              2006       $15.521      $21.187          191
                              2007       $21.187      $28.527          139
                              2008       $28.527      $ 9.830          279
                              2009       $ 9.830      $20.506          173
                              2010       $20.506      $25.451          154
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.363            0
                              2005       $12.363      $18.350            0
                              2006       $18.350      $22.354            0
                              2007       $22.354      $31.791            0
                              2008       $31.791      $16.758            0
                              2009       $16.758      $25.833            0
                              2010       $25.833      $32.668            0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.844            0
                              2005       $ 9.844      $ 9.653            0
                              2006       $ 9.653      $10.263            0
                              2007       $10.263      $10.449            0
                              2008       $10.449      $ 8.885            0
                              2009       $ 8.885      $ 9.899            0
                              2010       $ 9.899      $10.168            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.05% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                          MORTALITY & EXPENSE = 2.15



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.134             0
                              2005       $10.134      $11.309             0
                              2006       $11.309      $13.152             0
                              2007       $13.152      $17.121             0
                              2008       $17.121      $ 9.160             0
                              2009       $ 9.160      $13.493             0
                              2010       $13.493      $14.987             0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.019             0
                              2005       $10.019      $10.942             0
                              2006       $10.942      $11.220             0
                              2007       $11.220      $13.120             0
                              2008       $13.120      $ 6.887             0
                              2009       $ 6.887      $ 9.913             0
                              2010       $ 9.913      $10.941             0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.539             0
                              2005       $10.539      $11.286             0
                              2006       $11.286      $12.123             0
                              2007       $12.123      $15.555             0
                              2008       $15.555      $ 6.314        18,946
                              2009       $ 6.314      $ 9.339        18,946
                              2010       $ 9.339      $10.853             0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.132             0
                              2005       $10.132      $10.279             0
                              2006       $10.279      $10.765             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.765      $12.119            0
                              2008       $12.119      $ 8.421          109
                              2009       $ 8.421      $10.600          109
                              2010       $10.600      $11.808          108
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.295          237
                              2005       $11.295      $12.880        1,479
                              2006       $12.880      $14.030        1,454
                              2007       $14.030      $16.085        1,197
                              2008       $16.085      $ 9.010        1,763
                              2009       $ 9.010      $11.932        1,704
                              2010       $11.932      $13.638        1,549
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.750        7,253
                              2005       $10.750      $11.095        7,712
                              2006       $11.095      $13.007        7,072
                              2007       $13.007      $12.875        6,500
                              2008       $12.875      $ 7.197        8,417
                              2009       $ 7.197      $ 9.137        8,329
                              2010       $ 9.137      $10.264        7,490
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.727            0
                              2005       $ 9.727      $10.032            0
                              2006       $10.032      $10.452            0
                              2007       $10.452      $12.939            0
                              2008       $12.939      $ 6.664            0
                              2009       $ 6.664      $ 8.336            0
                              2010       $ 8.336      $10.092            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.579            0
                              2005       $10.579      $10.813            0
                              2006       $10.813      $12.202            0
                              2007       $12.202      $12.544            0
                              2008       $12.544      $ 7.705        1,127
                              2009       $ 7.705      $ 9.513        1,113
                              2010       $ 9.513      $10.669        1,102
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.130        2,451
                              2005       $10.130      $10.091        1,826
                              2006       $10.091      $10.272        1,826
                              2007       $10.272      $10.450        1,826
                              2008       $10.450      $ 9.861        2,057
                              2009       $ 9.861      $11.131        2,068
                              2010       $11.131      $11.702        1,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.882        3,466
                              2005       $ 9.882      $ 9.929        3,490
                              2006       $ 9.929      $10.155        3,633
                              2007       $10.155      $10.417        3,232
                              2008       $10.417      $10.465        3,763
                              2009       $10.465      $10.278        4,430
                              2010       $10.278      $10.054        4,467
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.840        1,340
                              2005       $10.840      $12.588        1,269
                              2006       $12.588      $14.492        1,177
                              2007       $14.492      $16.580          930
                              2008       $16.580      $ 9.082        1,097
                              2009       $ 9.082      $11.205        1,129
                              2010       $11.205      $12.359        1,004
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.656          356
                              2005       $10.656      $10.982            0
                              2006       $10.982      $12.125            0
                              2007       $12.125      $12.013            0
                              2008       $12.013      $ 5.647        1,098
                              2009       $ 5.647      $ 8.155        1,086
                              2010       $ 8.155      $ 8.526        1,087
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.217            0
                              2005       $10.217      $10.845            0
                              2006       $10.845      $11.244            0
                              2007       $11.244      $12.279            0
                              2008       $12.279      $ 6.886            0
                              2009       $ 6.886      $ 8.126            0
                              2010       $ 8.126      $ 9.151            0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.734            0
                              2007       $10.734      $11.317            0
                              2008       $11.317      $ 7.708            0
                              2009       $ 7.708      $ 9.643            0
                              2010       $ 9.643      $10.298            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.897          245
                              2005       $10.897      $11.427          246
                              2006       $11.427      $12.398          246
                              2007       $12.398      $13.242          246
                              2008       $13.242      $ 9.231        1,270
                              2009       $ 9.231      $11.718        1,268
                              2010       $11.718      $13.032        1,264
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.103          265
                              2005       $10.103      $10.200          267
                              2006       $10.200      $10.281          267
                              2007       $10.281      $10.753          267
                              2008       $10.753      $10.670          267
                              2009       $10.670      $10.520          267
                              2010       $10.520      $10.786          267
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.991        7,094
                              2005       $10.991      $11.789        7,269
                              2006       $11.789      $13.365        6,876
                              2007       $13.365      $13.392        6,248
                              2008       $13.392      $ 8.874        6,338
                              2009       $ 8.874      $10.766        6,552
                              2010       $10.766      $11.807        5,971
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.019            0
                              2005       $11.019      $11.969            0
                              2006       $11.969      $12.277            0
                              2007       $12.277      $14.111            0
                              2008       $14.111      $ 7.333            0
                              2009       $ 7.333      $11.209            0
                              2010       $11.209      $13.945            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.762            0
                              2009       $ 6.762      $11.837            0
                              2010       $11.837      $14.465            0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.209            0
                              2005       $11.209      $12.053            0
                              2006       $12.053      $13.558            0
                              2007       $13.558      $14.202            0
                              2008       $14.202      $10.009          547

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.009      $13.005          521
                              2010       $13.005      $14.666          506
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.906            0
                              2006       $10.906      $12.993            0
                              2007       $12.993      $11.923            0
                              2008       $11.923      $ 7.468            0
                              2009       $ 7.468      $ 7.057            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.537            0
                              2005       $10.537      $11.089            0
                              2006       $11.089      $11.970            0
                              2007       $11.970      $12.902            0
                              2008       $12.902      $10.586            0
                              2009       $10.586      $12.996            0
                              2010       $12.996      $13.735            0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.223            0
                              2005       $11.223      $11.655            0
                              2006       $11.655      $13.452            0
                              2007       $13.452      $15.547            0
                              2008       $15.547      $14.589            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.395            0
                              2005       $11.395      $12.539            0
                              2006       $12.539      $13.375            0
                              2007       $13.375      $17.861            0
                              2008       $17.861      $ 9.723            0
                              2009       $ 9.723      $13.877            0
                              2010       $13.877      $14.444            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.245            0
                              2005       $11.245      $12.192            0
                              2006       $12.192      $13.202            0
                              2007       $13.202      $13.695            0
                              2008       $13.695      $ 8.535            0
                              2009       $ 8.535      $10.224            0
                              2010       $10.224      $10.943            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.450            0
                              2008       $ 9.450      $ 5.858        2,596
                              2009       $ 5.858      $ 7.407        2,582

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.407      $ 8.443        2,570
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.688            0
                              2008       $ 9.688      $ 6.096            0
                              2009       $ 6.096      $ 7.419            0
                              2010       $ 7.419      $ 7.939            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.238            0
                              2005       $10.238      $10.381            0
                              2006       $10.381      $11.962            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.335            0
                              2005       $10.335      $10.703            0
                              2006       $10.703      $12.320            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.781          907
                              2005       $10.781      $10.912          907
                              2006       $10.912      $11.771          907
                              2007       $11.771      $11.467          907
                              2008       $11.467      $ 7.747        1,488
                              2009       $ 7.747      $11.727        1,421
                              2010       $11.727      $13.147        1,283
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.563        3,003
                              2005       $10.563      $10.538        3,292
                              2006       $10.538      $11.331        3,272
                              2007       $11.331      $11.245        3,002
                              2008       $11.245      $ 7.842        3,928
                              2009       $ 7.842      $11.132        3,672
                              2010       $11.132      $12.448        3,380
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.384            0
                              2005       $10.384      $10.580            0
                              2006       $10.580      $11.098            0
                              2007       $11.098      $12.043            0
                              2008       $12.043      $ 7.419          155
                              2009       $ 7.419      $10.087          132
                              2010       $10.087      $11.058          129
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.720            0
                              2005       $10.720      $11.215            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.215      $12.355             0
                              2007       $12.355      $13.288             0
                              2008       $13.288      $ 8.669           923
                              2009       $ 8.669      $10.725           918
                              2010       $10.725      $11.624           914
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.862             0
                              2005       $ 9.862      $10.126             0
                              2006       $10.126      $11.178             0
                              2007       $11.178      $11.171             0
                              2008       $11.171      $ 6.604         1,098
                              2009       $ 6.604      $10.518         1,092
                              2010       $10.518      $13.976         1,087
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.694           750
                              2005       $10.694      $10.725           763
                              2006       $10.725      $11.703           763
                              2007       $11.703      $11.889           763
                              2008       $11.889      $ 9.027         2,083
                              2009       $ 9.027      $10.388         2,077
                              2010       $10.388      $11.133         2,061
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.082             0
                              2005       $11.082      $11.534             0
                              2006       $11.534      $13.587             0
                              2007       $13.587      $14.288             0
                              2008       $14.288      $ 9.393           858
                              2009       $ 9.393      $11.244           854
                              2010       $11.244      $12.224           850
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.296         1,286
                              2005       $11.296      $12.595         1,269
                              2006       $12.595      $14.450         1,181
                              2007       $14.450      $14.982         1,029
                              2008       $14.982      $ 8.738        18,728
                              2009       $ 8.738      $11.903        18,643
                              2010       $11.903      $13.463         1,017
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.230         2,192
                              2005       $11.230      $12.044         2,225
                              2006       $12.044      $13.500         2,163
                              2007       $13.500      $13.011         2,084
                              2008       $13.011      $ 7.884         2,247
                              2009       $ 7.884      $10.549         2,138
                              2010       $10.549      $12.690         1,809

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.651            0
                              2006       $11.651      $11.697            0
                              2007       $11.697      $12.123            0
                              2008       $12.123      $ 6.018            0
                              2009       $ 6.018      $ 7.780            0
                              2010       $ 7.780      $ 9.671            0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.296        4,295
                              2005       $10.296      $10.583        4,134
                              2006       $10.583      $10.572        3,049
                              2007       $10.572      $10.708        2,938
                              2008       $10.708      $10.218        4,709
                              2009       $10.218      $11.549        4,792
                              2010       $11.549      $12.249        4,688
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.876          271
                              2005       $ 9.876      $ 9.922          795
                              2006       $ 9.922      $10.147          795
                              2007       $10.147      $10.401          795
                              2008       $10.401      $10.396        3,790
                              2009       $10.396      $10.174        3,856
                              2010       $10.174      $ 9.950        3,891
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.508          255
                              2005       $10.508      $10.487          257
                              2006       $10.487      $10.324          257
                              2007       $10.324      $11.168          257
                              2008       $11.168      $10.148          918
                              2009       $10.148      $11.745          923
                              2010       $11.745      $12.412          908
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.197        6,419
                              2005       $10.197      $10.212        6,260
                              2006       $10.212      $10.368        5,143
                              2007       $10.368      $11.022        5,032
                              2008       $11.022      $11.293        6,237
                              2009       $11.293      $12.592        6,277
                              2010       $12.592      $13.308        5,926
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.739            0
                              2005       $10.739      $10.785            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.785      $11.682             0
                              2007       $11.682      $10.911             0
                              2008       $10.911      $ 7.340             0
                              2009       $ 7.340      $ 7.061             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.136           240
                              2005       $11.136      $10.393           264
                              2006       $10.393      $11.315           264
                              2007       $11.315      $11.758           264
                              2008       $11.758      $10.620             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.511             0
                              2005       $10.511      $11.684             0
                              2006       $11.684      $12.722             0
                              2007       $12.722      $15.263             0
                              2008       $15.263      $ 8.841           804
                              2009       $ 8.841      $11.001           799
                              2010       $11.001      $11.959           796
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.403         1,813
                              2005       $10.403      $10.743         1,813
                              2006       $10.743      $11.481         1,813
                              2007       $11.481      $12.623         1,813
                              2008       $12.623      $ 7.076         2,407
                              2009       $ 7.076      $ 9.808         2,378
                              2010       $ 9.808      $11.121         2,128
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.014           243
                              2005       $11.014      $11.165           247
                              2006       $11.165      $12.949           247
                              2007       $12.949      $13.040           247
                              2008       $13.040      $ 8.124        18,755
                              2009       $ 8.124      $ 9.946        18,736
                              2010       $ 9.946      $11.156         2,148
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.297           260
                              2005       $10.297      $11.624           277
                              2006       $11.624      $11.796           277
                              2007       $11.796      $14.027           277
                              2008       $14.027      $ 6.945           336
                              2009       $ 6.945      $11.211           331
                              2010       $11.211      $13.437           327

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.746         4,200
                              2005       $12.746      $14.547         4,118
                              2006       $14.547      $19.578         3,664
                              2007       $19.578      $15.830         3,869
                              2008       $15.830      $ 9.584        29,447
                              2009       $ 9.584      $12.038        29,312
                              2010       $12.038      $15.242         4,699
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.005             0
                              2005       $12.005      $15.491             0
                              2006       $15.491      $21.124             0
                              2007       $21.124      $28.413             0
                              2008       $28.413      $ 9.781           119
                              2009       $ 9.781      $20.382           119
                              2010       $20.382      $25.272           114
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.352             0
                              2005       $12.352      $18.314             0
                              2006       $18.314      $22.288           896
                              2007       $22.288      $31.665           863
                              2008       $31.665      $16.674           818
                              2009       $16.674      $25.677           789
                              2010       $25.677      $32.438           756
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.835             0
                              2005       $ 9.835      $ 9.634             0
                              2006       $ 9.634      $10.233             0
                              2007       $10.233      $10.407             0
                              2008       $10.407      $ 8.840         1,179
                              2009       $ 8.840      $ 9.840         1,172
                              2010       $ 9.840      $10.097         1,167



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION PLUS CONTRACTS
                                     - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.130         2,742
                              2005       $10.130      $11.298         4,025
                              2006       $11.298      $13.132         5,908
                              2007       $13.132      $17.087         6,031
                              2008       $17.087      $ 9.137         5,782
                              2009       $ 9.137      $13.452         3,398
                              2010       $13.452      $14.934         2,444
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.014         2,261
                              2005       $10.014      $10.931         3,362
                              2006       $10.931      $11.204         6,679
                              2007       $11.204      $13.093         6,768
                              2008       $13.093      $ 6.870         2,608
                              2009       $ 6.870      $ 9.883         2,626
                              2010       $ 9.883      $10.902         2,004
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.535         3,519
                              2005       $10.535      $11.275         8,135
                              2006       $11.275      $12.105        14,126
                              2007       $12.105      $15.524        10,838
                              2008       $15.524      $ 6.298         9,160
                              2009       $ 6.298      $ 9.311         6,121
                              2010       $ 9.311      $10.814         4,138
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.127           233
                              2005       $10.127      $10.269           857
                              2006       $10.269      $10.749         6,558

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.749      $12.094         9,610
                              2008       $12.094      $ 8.400         4,539
                              2009       $ 8.400      $10.568         4,632
                              2010       $10.568      $11.766         4,311
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.290         2,001
                              2005       $11.290      $12.867         8,853
                              2006       $12.867      $14.009        50,416
                              2007       $14.009      $16.053        21,355
                              2008       $16.053      $ 8.988        22,621
                              2009       $ 8.988      $11.896        22,489
                              2010       $11.896      $13.590        20,065
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.745         8,904
                              2005       $10.745      $11.084        12,553
                              2006       $11.084      $12.988        22,674
                              2007       $12.988      $12.849        23,919
                              2008       $12.849      $ 7.179        14,844
                              2009       $ 7.179      $ 9.109        15,575
                              2010       $ 9.109      $10.228         7,495
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.723         2,239
                              2005       $ 9.723      $10.022         2,183
                              2006       $10.022      $10.436         2,175
                              2007       $10.436      $12.913         1,964
                              2008       $12.913      $ 6.647         1,195
                              2009       $ 6.647      $ 8.310         1,570
                              2010       $ 8.310      $10.057         1,381
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.575         8,150
                              2005       $10.575      $10.803        21,389
                              2006       $10.803      $12.184        24,147
                              2007       $12.184      $12.519        16,342
                              2008       $12.519      $ 7.686        15,389
                              2009       $ 7.686      $ 9.484        13,481
                              2010       $ 9.484      $10.631        15,804
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.126        10,729
                              2005       $10.126      $10.081        14,528
                              2006       $10.081      $10.257        20,760
                              2007       $10.257      $10.429        33,308
                              2008       $10.429      $ 9.837        20,532
                              2009       $ 9.837      $11.097        20,401
                              2010       $11.097      $11.660        20,040

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.878        12,253
                              2005       $ 9.878      $ 9.919        23,664
                              2006       $ 9.919      $10.140        26,813
                              2007       $10.140      $10.396        18,907
                              2008       $10.396      $10.438        12,847
                              2009       $10.438      $10.247        12,906
                              2010       $10.247      $10.018        10,587
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.835         1,816
                              2005       $10.835      $12.575         5,549
                              2006       $12.575      $14.471        11,617
                              2007       $14.471      $16.547        12,513
                              2008       $16.547      $ 9.059        13,304
                              2009       $ 9.059      $11.171        12,594
                              2010       $11.171      $12.315        11,830
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.651         7,253
                              2005       $10.651      $10.972         9,041
                              2006       $10.972      $12.107         8,335
                              2007       $12.107      $11.988         8,449
                              2008       $11.988      $ 5.633         6,071
                              2009       $ 5.633      $ 8.131         4,649
                              2010       $ 8.131      $ 8.496         3,697
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.213           648
                              2005       $10.213      $10.834           374
                              2006       $10.834      $11.227         3,116
                              2007       $11.227      $12.254         3,003
                              2008       $12.254      $ 6.869           972
                              2009       $ 6.869      $ 8.101           742
                              2010       $ 8.101      $ 9.119           584
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.730         3,274
                              2007       $10.730      $11.308         2,776
                              2008       $11.308      $ 7.698         3,059
                              2009       $ 7.698      $ 9.625         3,018
                              2010       $ 9.625      $10.273         2,259
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.892         4,346
                              2005       $10.892      $11.416         6,590
                              2006       $11.416      $12.379         6,560
                              2007       $12.379      $13.216         5,005
                              2008       $13.216      $ 9.208         4,981
                              2009       $ 9.208      $11.682         5,034
                              2010       $11.682      $12.987         4,283
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.098           109
                              2005       $10.098      $10.190           112
                              2006       $10.190      $10.265           442
                              2007       $10.265      $10.732           590
                              2008       $10.732      $10.643         1,909
                              2009       $10.643      $10.488           104
                              2010       $10.488      $10.747             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.986         2,644
                              2005       $10.986      $11.777        13,897
                              2006       $11.777      $13.345        14,963
                              2007       $13.345      $13.366         8,886
                              2008       $13.366      $ 8.852         7,906
                              2009       $ 8.852      $10.733         8,902
                              2010       $10.733      $11.765         9,770
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.014           636
                              2005       $11.014      $11.958         1,055
                              2006       $11.958      $12.258         1,123
                              2007       $12.258      $14.083         1,025
                              2008       $14.083      $ 7.314         1,261
                              2009       $ 7.314      $11.175           805
                              2010       $11.175      $13.896           625
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.745         1,022
                              2009       $ 6.745      $11.801         2,171
                              2010       $11.801      $14.414         4,779
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.204         3,432
                              2005       $11.204      $12.042        16,349
                              2006       $12.042      $13.538        19,740
                              2007       $13.538      $14.173        18,073
                              2008       $14.173      $ 9.984        15,967

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.984      $12.966        11,276
                              2010       $12.966      $14.614         9,669
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.903             0
                              2006       $10.903      $12.982         1,608
                              2007       $12.982      $11.907         1,499
                              2008       $11.907      $ 7.454        10,377
                              2009       $ 7.454      $ 7.042             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.532         1,219
                              2005       $10.532      $11.079         4,075
                              2006       $11.079      $11.952        10,584
                              2007       $11.952      $12.877        11,173
                              2008       $12.877      $10.560         8,596
                              2009       $10.560      $12.956        11,223
                              2010       $12.956      $13.686         9,973
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.218           753
                              2005       $11.218      $11.644           752
                              2006       $11.644      $13.432           717
                              2007       $13.432      $15.516           596
                              2008       $15.516      $14.557             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.390           214
                              2005       $11.390      $12.526           213
                              2006       $12.526      $13.355           213
                              2007       $13.355      $17.825         6,005
                              2008       $17.825      $ 9.698        14,617
                              2009       $ 9.698      $13.835        12,181
                              2010       $13.835      $14.393        11,048
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239         2,903
                              2005       $11.239      $12.180        11,212
                              2006       $12.180      $13.182        13,239
                              2007       $13.182      $13.667        11,419
                              2008       $13.667      $ 8.513         9,818
                              2009       $ 8.513      $10.193         6,138
                              2010       $10.193      $10.908             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.446         1,968
                              2008       $ 9.446      $ 5.853         1,197
                              2009       $ 5.853      $ 7.397           328

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.397      $ 8.427           163
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.685         2,118
                              2008       $ 9.685      $ 6.091         1,880
                              2009       $ 6.091      $ 7.409         1,906
                              2010       $ 7.409      $ 7.924         2,023
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.234           163
                              2005       $10.234      $10.371         1,901
                              2006       $10.371      $11.944         2,011
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.330           400
                              2005       $10.330      $10.692           413
                              2006       $10.692      $12.302         1,697
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.776         8,342
                              2005       $10.776      $10.902        15,092
                              2006       $10.902      $11.754        19,469
                              2007       $11.754      $11.444        14,125
                              2008       $11.444      $ 7.728         9,826
                              2009       $ 7.728      $11.691         7,132
                              2010       $11.691      $13.101         3,486
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.558         1,028
                              2005       $10.558      $10.528         3,630
                              2006       $10.528      $11.314         6,054
                              2007       $11.314      $11.223         6,119
                              2008       $11.223      $ 7.822         3,240
                              2009       $ 7.822      $11.098         3,573
                              2010       $11.098      $12.404         3,642
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.379           695
                              2005       $10.379      $10.570        10,095
                              2006       $10.570      $11.082         9,597
                              2007       $11.082      $12.019         3,695
                              2008       $12.019      $ 7.400         3,867
                              2009       $ 7.400      $10.056         3,147
                              2010       $10.056      $11.019         2,537
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.715             0
                              2005       $10.715      $11.205           246

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.205      $12.337           303
                              2007       $12.337      $13.261           289
                              2008       $13.261      $ 8.647           343
                              2009       $ 8.647      $10.692           397
                              2010       $10.692      $11.583            93
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.857           517
                              2005       $ 9.857      $10.116           497
                              2006       $10.116      $11.162           501
                              2007       $11.162      $11.149           497
                              2008       $11.149      $ 6.588           499
                              2009       $ 6.588      $10.486           209
                              2010       $10.486      $13.927           182
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.689           801
                              2005       $10.689      $10.715         3,566
                              2006       $10.715      $11.686         7,359
                              2007       $11.686      $11.865         6,747
                              2008       $11.865      $ 9.005         2,180
                              2009       $ 9.005      $10.357         3,779
                              2010       $10.357      $11.093         3,627
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.077           793
                              2005       $11.077      $11.523         1,399
                              2006       $11.523      $13.567           898
                              2007       $13.567      $14.260           797
                              2008       $14.260      $ 9.370           661
                              2009       $ 9.370      $11.210           465
                              2010       $11.210      $12.180             0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.291         4,883
                              2005       $11.291      $12.583         5,282
                              2006       $12.583      $14.429         8,245
                              2007       $14.429      $14.952         6,303
                              2008       $14.952      $ 8.716         5,588
                              2009       $ 8.716      $11.867         5,468
                              2010       $11.867      $13.415         4,418
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.224         3,899
                              2005       $11.224      $12.032         9,779
                              2006       $12.032      $13.480        12,150
                              2007       $13.480      $12.985        10,609
                              2008       $12.985      $ 7.864         8,715
                              2009       $ 7.864      $10.517         9,238
                              2010       $10.517      $12.645         9,408

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.647             0
                              2006       $11.647      $11.687        11,485
                              2007       $11.687      $12.106         9,302
                              2008       $12.106      $ 6.007         7,330
                              2009       $ 6.007      $ 7.762         6,908
                              2010       $ 7.762      $ 9.643         4,060
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.291         2,546
                              2005       $10.291      $10.572        10,061
                              2006       $10.572      $10.556        11,417
                              2007       $10.556      $10.687         8,324
                              2008       $10.687      $10.192         6,546
                              2009       $10.192      $11.514         5,678
                              2010       $11.514      $12.206         4,745
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.872         3,562
                              2005       $ 9.872      $ 9.912         5,232
                              2006       $ 9.912      $10.132         4,492
                              2007       $10.132      $10.381        27,322
                              2008       $10.381      $10.370        18,607
                              2009       $10.370      $10.143        22,386
                              2010       $10.143      $ 9.915        25,477
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.503         9,230
                              2005       $10.503      $10.476        16,860
                              2006       $10.476      $10.308        14,230
                              2007       $10.308      $11.146        14,218
                              2008       $11.146      $10.123        13,770
                              2009       $10.123      $11.709        15,158
                              2010       $11.709      $12.368        15,080
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.193         5,689
                              2005       $10.193      $10.202        10,588
                              2006       $10.202      $10.352        16,018
                              2007       $10.352      $10.999        18,254
                              2008       $10.999      $11.264        18,123
                              2009       $11.264      $12.554        22,531
                              2010       $12.554      $13.261        28,856
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.735           657
                              2005       $10.735      $10.776           679

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.776      $11.666           684
                              2007       $11.666      $10.891           673
                              2008       $10.891      $ 7.322           599
                              2009       $ 7.322      $ 7.043             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.130         2,406
                              2005       $11.130      $10.383         9,350
                              2006       $10.383      $11.298        10,310
                              2007       $11.298      $11.735         8,637
                              2008       $11.735      $10.599             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.506           504
                              2005       $10.506      $11.673           814
                              2006       $11.673      $12.703           892
                              2007       $12.703      $15.232           408
                              2008       $15.232      $ 8.819         1,431
                              2009       $ 8.819      $10.968         5,583
                              2010       $10.968      $11.917         5,871
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.398         5,438
                              2005       $10.398      $10.732        15,118
                              2006       $10.732      $11.464        19,421
                              2007       $11.464      $12.598        11,074
                              2008       $12.598      $ 7.058        10,952
                              2009       $ 7.058      $ 9.778         9,310
                              2010       $ 9.778      $11.082         8,054
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.009         8,200
                              2005       $11.009      $11.154        24,548
                              2006       $11.154      $12.930        25,487
                              2007       $12.930      $13.014        18,070
                              2008       $13.014      $ 8.103        17,220
                              2009       $ 8.103      $ 9.916        13,471
                              2010       $ 9.916      $11.116        13,261
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.292             0
                              2005       $10.292      $11.613             0
                              2006       $11.613      $11.779             0
                              2007       $11.779      $13.999             0
                              2008       $13.999      $ 6.927             0
                              2009       $ 6.927      $11.177             0
                              2010       $11.177      $13.390             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.740           922
                              2005       $12.740      $14.533         8,446
                              2006       $14.533      $19.549         8,865
                              2007       $19.549      $15.798         8,682
                              2008       $15.798      $ 9.560         7,669
                              2009       $ 9.560      $12.002        10,495
                              2010       $12.002      $15.188        10,792
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.000         1,504
                              2005       $12.000      $15.476         2,671
                              2006       $15.476      $21.093        61,578
                              2007       $21.093      $28.356         1,887
                              2008       $28.356      $ 9.756         2,425
                              2009       $ 9.756      $20.321         2,710
                              2010       $20.321      $25.183         3,228
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.346           137
                              2005       $12.346      $18.296           463
                              2006       $18.296      $22.255         2,912
                              2007       $22.255      $31.601         1,702
                              2008       $31.601      $16.633           759
                              2009       $16.633      $25.599         1,554
                              2010       $25.599      $32.323         1,369
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.830         2,494
                              2005       $ 9.830      $ 9.625         3,085
                              2006       $ 9.625      $10.218         3,109
                              2007       $10.218      $10.386         3,775
                              2008       $10.386      $ 8.818         2,587
                              2009       $ 8.818      $ 9.810         1,888
                              2010       $ 9.810      $10.061         1,546



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

              WITH MAV (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 1.9



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.158           166
                              2005       $10.158      $11.364           155
                              2006       $11.364      $13.250         4,517
                              2007       $13.250      $17.293         4,281
                              2008       $17.293      $ 9.276           892
                              2009       $ 9.276      $13.698           815
                              2010       $13.698      $15.254           660
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.042           711
                              2005       $10.042      $10.995         2,125
                              2006       $10.995      $11.304         3,717
                              2007       $11.304      $13.251         2,620
                              2008       $13.251      $ 6.974         1,538
                              2009       $ 6.974      $10.064         1,364
                              2010       $10.064      $11.136           426
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.564         6,342
                              2005       $10.564      $11.341        19,808
                              2006       $11.341      $12.214        23,196
                              2007       $12.214      $15.711        16,263
                              2008       $15.711      $ 6.394        14,268
                              2009       $ 6.394      $ 9.481        12,988
                              2010       $ 9.481      $11.046        12,472
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.155         3,320
                              2005       $10.155      $10.329         2,469
                              2006       $10.329      $10.846           685

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.846      $12.240           680
                              2008       $12.240      $ 8.528         1,658
                              2009       $ 8.528      $10.761         1,242
                              2010       $10.761      $12.018         1,201
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.321         8,974
                              2005       $11.321      $12.942        27,262
                              2006       $12.942      $14.134        33,066
                              2007       $14.134      $16.247        27,583
                              2008       $16.247      $ 9.124        18,431
                              2009       $ 9.124      $12.113        16,271
                              2010       $12.113      $13.881        16,371
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.775        12,245
                              2005       $10.775      $11.149        10,195
                              2006       $11.149      $13.104        11,111
                              2007       $13.104      $13.004         6,541
                              2008       $13.004      $ 7.287         7,705
                              2009       $ 7.287      $ 9.276         3,904
                              2010       $ 9.276      $10.447         3,160
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.750         2,760
                              2005       $ 9.750      $10.081         6,355
                              2006       $10.081      $10.529         5,469
                              2007       $10.529      $13.069         3,754
                              2008       $13.069      $ 6.748         4,688
                              2009       $ 6.748      $ 8.462         2,001
                              2010       $ 8.462      $10.272         1,655
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.604        13,720
                              2005       $10.604      $10.866        30,063
                              2006       $10.866      $12.293        27,918
                              2007       $12.293      $12.670        22,518
                              2008       $12.670      $ 7.803        32,912
                              2009       $ 7.803      $ 9.658        30,308
                              2010       $ 9.658      $10.859        25,095
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.154        13,913
                              2005       $10.154      $10.140        15,474
                              2006       $10.140      $10.349        17,406
                              2007       $10.349      $10.555        34,659
                              2008       $10.555      $ 9.986        33,831
                              2009       $ 9.986      $11.300        26,436
                              2010       $11.300      $11.910        21,249

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.905        12,850
                              2005       $ 9.905      $ 9.977        33,219
                              2006       $ 9.977      $10.230        30,594
                              2007       $10.230      $10.522        58,705
                              2008       $10.522      $10.597        31,819
                              2009       $10.597      $10.434        23,675
                              2010       $10.434      $10.233        19,655
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.866           771
                              2005       $10.866      $12.649        10,086
                              2006       $12.649      $14.600        11,504
                              2007       $14.600      $16.746         7,791
                              2008       $16.746      $ 9.197         8,612
                              2009       $ 9.197      $11.376         7,199
                              2010       $11.376      $12.579         7,251
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.681           673
                              2005       $10.681      $11.036         2,107
                              2006       $11.036      $12.215         2,063
                              2007       $12.215      $12.133         1,847
                              2008       $12.133      $ 5.719         1,960
                              2009       $ 5.719      $ 8.280         1,008
                              2010       $ 8.280      $ 8.678           551
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.241             0
                              2005       $10.241      $10.898           128
                              2006       $10.898      $11.328           458
                              2007       $11.328      $12.402           125
                              2008       $12.402      $ 6.973           935
                              2009       $ 6.973      $ 8.249           895
                              2010       $ 8.249      $ 9.314           798
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.752         2,670
                              2007       $10.752      $11.366         1,963
                              2008       $11.366      $ 7.761         1,752
                              2009       $ 7.761      $ 9.734           234
                              2010       $ 9.734      $10.422           233
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.923         1,580
                              2005       $10.923      $11.483         1,880
                              2006       $11.483      $12.490         3,197
                              2007       $12.490      $13.375         2,922
                              2008       $13.375      $ 9.348        11,043
                              2009       $ 9.348      $11.896         9,240
                              2010       $11.896      $13.265         7,410
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.126         5,053
                              2005       $10.126      $10.249         7,045
                              2006       $10.249      $10.357         6,647
                              2007       $10.357      $10.861         4,330
                              2008       $10.861      $10.805         2,287
                              2009       $10.805      $10.680         1,210
                              2010       $10.680      $10.978            31
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.017         2,434
                              2005       $11.017      $11.846         6,892
                              2006       $11.846      $13.465         5,866
                              2007       $13.465      $13.527         4,258
                              2008       $13.527      $ 8.986         8,195
                              2009       $ 8.986      $10.929         7,380
                              2010       $10.929      $12.017         9,608
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.045             0
                              2005       $11.045      $12.028           426
                              2006       $12.028      $12.368             0
                              2007       $12.368      $14.253             0
                              2008       $14.253      $ 7.425             0
                              2009       $ 7.425      $11.379             0
                              2010       $11.379      $14.194             0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.848         1,470
                              2009       $ 6.848      $12.017             0
                              2010       $12.017      $14.723             0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.235         1,536
                              2005       $11.235      $12.112        12,439
                              2006       $12.112      $13.659        14,131
                              2007       $13.659      $14.344        12,674
                              2008       $14.344      $10.136        25,459

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.136      $13.203        23,011
                              2010       $13.203      $14.927        20,178
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.925         1,895
                              2006       $10.925      $13.049         2,029
                              2007       $13.049      $12.005         1,285
                              2008       $12.005      $ 7.539           435
                              2009       $ 7.539      $ 7.129             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.561             0
                              2005       $10.561      $11.143           139
                              2006       $11.143      $12.059           766
                              2007       $12.059      $13.032           136
                              2008       $13.032      $10.720           725
                              2009       $10.720      $13.193         1,971
                              2010       $13.193      $13.979         2,003
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.249         4,924
                              2005       $11.249      $11.712         4,923
                              2006       $11.712      $13.552         5,597
                              2007       $13.552      $15.703         1,390
                              2008       $15.703      $14.747             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.422             0
                              2005       $11.422      $12.600         1,699
                              2006       $12.600      $13.474         7,523
                              2007       $13.474      $18.040        11,663
                              2008       $18.040      $ 9.845         2,019
                              2009       $ 9.845      $14.088         1,614
                              2010       $14.088      $14.701         1,184
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.271             0
                              2005       $11.271      $12.251           373
                              2006       $12.251      $13.300           573
                              2007       $13.300      $13.832           198
                              2008       $13.832      $ 8.642         1,677
                              2009       $ 8.642      $10.380         1,612
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.466           698
                              2008       $ 9.466      $ 5.883             0
                              2009       $ 5.883      $ 7.458             0
                              2010       $ 7.458      $ 8.523             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.705           839
                              2008       $ 9.705      $ 6.123           764
                              2009       $ 6.123      $ 7.470           763
                              2010       $ 7.470      $ 8.014           762
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.262           971
                              2005       $10.262      $10.432             0
                              2006       $10.432      $12.051           554
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.359             0
                              2005       $10.359      $10.755           470
                              2006       $10.755      $12.412           892
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.806         8,397
                              2005       $10.806      $10.966        14,725
                              2006       $10.966      $11.859        29,666
                              2007       $11.859      $11.582        13,040
                              2008       $11.582      $ 7.845        12,802
                              2009       $ 7.845      $11.905         7,831
                              2010       $11.905      $13.381         5,059
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.588         3,977
                              2005       $10.588      $10.589         4,887
                              2006       $10.589      $11.415        14,188
                              2007       $11.415      $11.358         3,582
                              2008       $11.358      $ 7.940         2,974
                              2009       $ 7.940      $11.301         1,568
                              2010       $11.301      $12.669         1,336
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.408             0
                              2005       $10.408      $10.632         4,112
                              2006       $10.632      $11.181         4,568
                              2007       $11.181      $12.164         2,898
                              2008       $12.164      $ 7.512         5,811
                              2009       $ 7.512      $10.240         4,949
                              2010       $10.240      $11.255         4,799
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.745             0
                              2005       $10.745      $11.270           459
                              2006       $11.270      $12.447           378

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.447      $13.421           142
                              2008       $13.421      $ 8.779         2,817
                              2009       $ 8.779      $10.888         2,499
                              2010       $10.888      $11.831         2,229
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.885           791
                              2005       $ 9.885      $10.175           544
                              2006       $10.175      $11.262           369
                              2007       $11.262      $11.284           356
                              2008       $11.284      $ 6.688         1,390
                              2009       $ 6.688      $10.678         1,024
                              2010       $10.678      $14.225           751
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.719         4,193
                              2005       $10.719      $10.778         5,134
                              2006       $10.778      $11.791         7,274
                              2007       $11.791      $12.008         5,554
                              2008       $12.008      $ 9.141         6,555
                              2009       $ 9.141      $10.546         4,746
                              2010       $10.546      $11.331         3,567
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.108           943
                              2005       $11.108      $11.590         2,510
                              2006       $11.590      $13.688         3,711
                              2007       $13.688      $14.432         3,041
                              2008       $14.432      $ 9.512         6,545
                              2009       $ 9.512      $11.415         6,438
                              2010       $11.415      $12.441         3,588
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.322         4,356
                              2005       $11.322      $12.656         5,459
                              2006       $12.656      $14.558         6,829
                              2007       $14.558      $15.133         3,984
                              2008       $15.133      $ 8.849         5,618
                              2009       $ 8.849      $12.084         3,953
                              2010       $12.084      $13.702         1,711
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.256         5,298
                              2005       $11.256      $12.103        19,667
                              2006       $12.103      $13.600        32,628
                              2007       $13.600      $13.141        16,955
                              2008       $13.141      $ 7.984        18,988
                              2009       $ 7.984      $10.710        16,341
                              2010       $10.710      $12.916        13,708

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.671           417
                              2006       $11.671      $11.747         5,019
                              2007       $11.747      $12.206         2,120
                              2008       $12.206      $ 6.075            87
                              2009       $ 6.075      $ 7.874            86
                              2010       $ 7.874      $ 9.812            85
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.319             0
                              2005       $10.319      $10.634         5,310
                              2006       $10.634      $10.650        10,289
                              2007       $10.650      $10.816         5,960
                              2008       $10.816      $10.347         9,844
                              2009       $10.347      $11.725         8,141
                              2010       $11.725      $12.467         9,292
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.899         1,642
                              2005       $ 9.899      $ 9.970        18,027
                              2006       $ 9.970      $10.222         5,651
                              2007       $10.222      $10.506         2,581
                              2008       $10.506      $10.528        22,117
                              2009       $10.528      $10.329        10,198
                              2010       $10.329      $10.127         9,982
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.533        14,939
                              2005       $10.533      $10.538        23,913
                              2006       $10.538      $10.401        26,542
                              2007       $10.401      $11.280         9,115
                              2008       $11.280      $10.276        11,204
                              2009       $10.276      $11.923         8,997
                              2010       $11.923      $12.633         7,079
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.221         2,544
                              2005       $10.221      $10.262         9,506
                              2006       $10.262      $10.445        31,675
                              2007       $10.445      $11.132        16,486
                              2008       $11.132      $11.435        42,191
                              2009       $11.435      $12.784        35,628
                              2010       $12.784      $13.545        31,262
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.757             0
                              2005       $10.757      $10.831             0
                              2006       $10.831      $11.762             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.762      $11.014             0
                              2008       $11.014      $ 7.428         1,863
                              2009       $ 7.428      $ 7.152             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.162         6,146
                              2005       $11.162      $10.444         5,963
                              2006       $10.444      $11.399         4,133
                              2007       $11.399      $11.876           662
                              2008       $11.876      $10.728             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.535             0
                              2005       $10.535      $11.741         2,718
                              2006       $11.741      $12.817         5,108
                              2007       $12.817      $15.416         1,454
                              2008       $15.416      $ 8.953         1,059
                              2009       $ 8.953      $11.169           235
                              2010       $11.169      $12.172             0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.427           812
                              2005       $10.427      $10.795         7,799
                              2006       $10.795      $11.567        11,606
                              2007       $11.567      $12.750         8,278
                              2008       $12.750      $ 7.165        18,276
                              2009       $ 7.165      $ 9.957        12,885
                              2010       $ 9.957      $11.319        10,891
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.039         4,165
                              2005       $11.039      $11.219        36,088
                              2006       $11.219      $13.046        47,715
                              2007       $13.046      $13.171        30,708
                              2008       $13.171      $ 8.226        15,396
                              2009       $ 8.226      $10.097        12,397
                              2010       $10.097      $11.354        11,094
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.321             0
                              2005       $10.321      $11.681         1,716
                              2006       $11.681      $11.884         1,978
                              2007       $11.884      $14.168         1,066
                              2008       $14.168      $ 7.033           639
                              2009       $ 7.033      $11.382            91
                              2010       $11.382      $13.676             0
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.776         8,624
                              2005       $12.776      $14.618        19,150
                              2006       $14.618      $19.724        46,931
                              2007       $19.724      $15.989        21,887
                              2008       $15.989      $ 9.705        28,148
                              2009       $ 9.705      $12.221        27,005
                              2010       $12.221      $15.514        21,492
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.033           840
                              2005       $12.033      $15.567         5,085
                              2006       $15.567      $21.281         4,699
                              2007       $21.281      $28.698         2,539
                              2008       $28.698      $ 9.905         1,306
                              2009       $ 9.905      $20.693         1,015
                              2010       $20.693      $25.722           786
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.380             0
                              2005       $12.380      $18.403         5,352
                              2006       $18.403      $22.454         9,502
                              2007       $22.454      $31.982         5,004
                              2008       $31.982      $16.885         1,656
                              2009       $16.885      $26.067         1,045
                              2010       $26.067      $33.015           695
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.858             0
                              2005       $ 9.858      $ 9.681           419
                              2006       $ 9.681      $10.309           329
                              2007       $10.309      $10.511            90
                              2008       $10.511      $ 8.952           551
                              2009       $ 8.952      $ 9.989           624
                              2010       $ 9.989      $10.277           705



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.90% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 1.95



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.153            0
                              2005       $10.153      $11.353            0
                              2006       $11.353      $13.230            0
                              2007       $13.230      $17.259            0
                              2008       $17.259      $ 9.253        4,939
                              2009       $ 9.253      $13.657        2,028
                              2010       $13.657      $15.200        1,468
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.037            0
                              2005       $10.037      $10.984            0
                              2006       $10.984      $11.287            0
                              2007       $11.287      $13.225            0
                              2008       $13.225      $ 6.957        3,946
                              2009       $ 6.957      $10.034          874
                              2010       $10.034      $11.096          665
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.559          703
                              2005       $10.559      $11.330        1,039
                              2006       $11.330      $12.196          687
                              2007       $12.196      $15.680          685
                              2008       $15.680      $ 6.378        7,069
                              2009       $ 6.378      $ 9.452        7,168
                              2010       $ 9.452      $11.007        5,739
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.151        1,503
                              2005       $10.151      $10.319        1,104
                              2006       $10.319      $10.829          819

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.829      $12.216           703
                              2008       $12.216      $ 8.506        10,597
                              2009       $ 8.506      $10.728         7,371
                              2010       $10.728      $11.976         7,273
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.316         3,034
                              2005       $11.316      $12.930         2,646
                              2006       $12.930      $14.113         2,345
                              2007       $14.113      $16.214         3,577
                              2008       $16.214      $ 9.101        28,684
                              2009       $ 9.101      $12.077        21,642
                              2010       $12.077      $13.832        17,751
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.770         3,148
                              2005       $10.770      $11.138         2,747
                              2006       $11.138      $13.084         2,436
                              2007       $13.084      $12.978           732
                              2008       $12.978      $ 7.269        14,731
                              2009       $ 7.269      $ 9.248        12,029
                              2010       $ 9.248      $10.410         9,669
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.745           692
                              2005       $ 9.745      $10.071           692
                              2006       $10.071      $10.514           665
                              2007       $10.514      $13.043           602
                              2008       $13.043      $ 6.731        16,962
                              2009       $ 6.731      $ 8.437        14,390
                              2010       $ 8.437      $10.236        12,852
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.599         2,333
                              2005       $10.599      $10.855         1,960
                              2006       $10.855      $12.275         1,674
                              2007       $12.275      $12.645         1,557
                              2008       $12.645      $ 7.783        23,795
                              2009       $ 7.783      $ 9.629        21,289
                              2010       $ 9.629      $10.821        19,513
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.149         3,152
                              2005       $10.149      $10.130         2,755
                              2006       $10.130      $10.334         2,446
                              2007       $10.334      $10.534         2,274
                              2008       $10.534      $ 9.961        18,708
                              2009       $ 9.961      $11.266        15,260
                              2010       $11.266      $11.868        13,587

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.901         3,148
                              2005       $ 9.901      $ 9.968         2,760
                              2006       $ 9.968      $10.215         2,458
                              2007       $10.215      $10.501         2,287
                              2008       $10.501      $10.570        20,703
                              2009       $10.570      $10.403        22,027
                              2010       $10.403      $10.197        20,364
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.861           199
                              2005       $10.861      $12.637           169
                              2006       $12.637      $14.579           169
                              2007       $14.579      $16.713           169
                              2008       $16.713      $ 9.174        11,572
                              2009       $ 9.174      $11.341        10,646
                              2010       $11.341      $12.534        10,245
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.676             0
                              2005       $10.676      $11.025             0
                              2006       $11.025      $12.197             0
                              2007       $12.197      $12.109             0
                              2008       $12.109      $ 5.704        12,250
                              2009       $ 5.704      $ 8.255         6,812
                              2010       $ 8.255      $ 8.647         4,371
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.236         2,411
                              2005       $10.236      $10.887         2,032
                              2006       $10.887      $11.311         1,740
                              2007       $11.311      $12.377             0
                              2008       $12.377      $ 6.956           778
                              2009       $ 6.956      $ 8.224           764
                              2010       $ 8.224      $ 9.281           526
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.748             0
                              2007       $10.748      $11.356             0
                              2008       $11.356      $ 7.750           699
                              2009       $ 7.750      $ 9.716           575
                              2010       $ 9.716      $10.397           574
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.918           633
                              2005       $10.918      $11.472           633
                              2006       $11.472      $12.471           608
                              2007       $12.471      $13.348           552
                              2008       $13.348      $ 9.325        16,857
                              2009       $ 9.325      $11.860        15,391
                              2010       $11.860      $13.218        14,593
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.122           537
                              2005       $10.122      $10.239           557
                              2006       $10.239      $10.342           557
                              2007       $10.342      $10.839           557
                              2008       $10.839      $10.778         5,873
                              2009       $10.778      $10.648         9,644
                              2010       $10.648      $10.939         7,000
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.011           122
                              2005       $11.011      $11.835           104
                              2006       $11.835      $13.445            79
                              2007       $13.445      $13.500            22
                              2008       $13.500      $ 8.964        17,848
                              2009       $ 8.964      $10.897        15,212
                              2010       $10.897      $11.975        13,218
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.040             0
                              2005       $11.040      $12.016             0
                              2006       $12.016      $12.350             0
                              2007       $12.350      $14.224             0
                              2008       $14.224      $ 7.407         1,437
                              2009       $ 7.407      $11.345           874
                              2010       $11.345      $14.144           883
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.830         1,406
                              2009       $ 6.830      $11.981         1,360
                              2010       $11.981      $14.671         1,240
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.230             0
                              2005       $11.230      $12.101             0
                              2006       $12.101      $13.639             0
                              2007       $13.639      $14.316             0
                              2008       $14.316      $10.110        13,049

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.110      $13.163         9,890
                              2010       $13.163      $14.874         9,661
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.921             0
                              2006       $10.921      $13.038           659
                              2007       $13.038      $11.989             0
                              2008       $11.989      $ 7.525         4,642
                              2009       $ 7.525      $ 7.115             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.556             0
                              2005       $10.556      $11.133            19
                              2006       $11.133      $12.041            19
                              2007       $12.041      $13.006            19
                              2008       $13.006      $10.693         3,192
                              2009       $10.693      $13.154         6,741
                              2010       $13.154      $13.930         7,821
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.244             0
                              2005       $11.244      $11.701             0
                              2006       $11.701      $13.532             0
                              2007       $13.532      $15.672             0
                              2008       $15.672      $14.715             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.417             0
                              2005       $11.417      $12.587             0
                              2006       $12.587      $13.454             0
                              2007       $13.454      $18.004             0
                              2008       $18.004      $ 9.821        13,194
                              2009       $ 9.821      $14.046         8,055
                              2010       $14.046      $14.649         5,350
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.266             0
                              2005       $11.266      $12.240             0
                              2006       $12.240      $13.281             0
                              2007       $13.281      $13.804             0
                              2008       $13.804      $ 8.621        12,292
                              2009       $ 8.621      $10.349        10,291
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.463             0
                              2008       $ 9.463      $ 5.878           448
                              2009       $ 5.878      $ 7.448         3,641
                              2010       $ 7.448      $ 8.507         1,483

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.702             0
                              2008       $ 9.702      $ 6.117         7,386
                              2009       $ 6.117      $ 7.460         7,097
                              2010       $ 7.460      $ 7.999        14,533
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.258             0
                              2005       $10.258      $10.422             0
                              2006       $10.422      $12.033             0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.354             0
                              2005       $10.354      $10.745             0
                              2006       $10.745      $12.393             0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.801         1,315
                              2005       $10.801      $10.955           960
                              2006       $10.955      $11.841           673
                              2007       $11.841      $11.559           556
                              2008       $11.559      $ 7.825        16,131
                              2009       $ 7.825      $11.869        12,323
                              2010       $11.869      $13.334         9,916
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.583         1,621
                              2005       $10.583      $10.579         1,603
                              2006       $10.579      $11.398         1,579
                              2007       $11.398      $11.335         1,523
                              2008       $11.335      $ 7.921        11,168
                              2009       $ 7.921      $11.267         9,015
                              2010       $11.267      $12.625         7,838
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.404             0
                              2005       $10.404      $10.622             0
                              2006       $10.622      $11.165             0
                              2007       $11.165      $12.140             0
                              2008       $12.140      $ 7.493         4,412
                              2009       $ 7.493      $10.209         2,701
                              2010       $10.209      $11.216         2,642
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.740             0
                              2005       $10.740      $11.259             0
                              2006       $11.259      $12.429             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.429      $13.394             0
                              2008       $13.394      $ 8.757         5,233
                              2009       $ 8.757      $10.855         4,087
                              2010       $10.855      $11.789         3,740
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.880             0
                              2005       $ 9.880      $10.165             0
                              2006       $10.165      $11.245             0
                              2007       $11.245      $11.261             0
                              2008       $11.261      $ 6.671         6,557
                              2009       $ 6.671      $10.645         5,377
                              2010       $10.645      $14.175         4,770
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.714           190
                              2005       $10.714      $10.767           161
                              2006       $10.767      $11.773           161
                              2007       $11.773      $11.984           161
                              2008       $11.984      $ 9.118        18,184
                              2009       $ 9.118      $10.514        16,873
                              2010       $10.514      $11.291        13,631
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.103             0
                              2005       $11.103      $11.579             0
                              2006       $11.579      $13.668             0
                              2007       $13.668      $14.403             0
                              2008       $14.403      $ 9.488         4,064
                              2009       $ 9.488      $11.380         2,246
                              2010       $11.380      $12.397         2,145
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.317             0
                              2005       $11.317      $12.644             0
                              2006       $12.644      $14.536             0
                              2007       $14.536      $15.102             0
                              2008       $15.102      $ 8.826        20,906
                              2009       $ 8.826      $12.048        17,303
                              2010       $12.048      $13.654        14,202
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.250         1,855
                              2005       $11.250      $12.091         1,806
                              2006       $12.091      $13.580         1,780
                              2007       $13.580      $13.115           191
                              2008       $13.115      $ 7.964        18,816
                              2009       $ 7.964      $10.678        15,659
                              2010       $10.678      $12.870        13,843

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.667             0
                              2006       $11.667      $11.737             0
                              2007       $11.737      $12.189             0
                              2008       $12.189      $ 6.063             0
                              2009       $ 6.063      $ 7.855             0
                              2010       $ 7.855      $ 9.784         1,447
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.315             0
                              2005       $10.315      $10.624             0
                              2006       $10.624      $10.635             0
                              2007       $10.635      $10.794             0
                              2008       $10.794      $10.321        11,021
                              2009       $10.321      $11.690         6,222
                              2010       $11.690      $12.423         4,591
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.895             0
                              2005       $ 9.895      $ 9.960             0
                              2006       $ 9.960      $10.207             0
                              2007       $10.207      $10.485             0
                              2008       $10.485      $10.501        25,951
                              2009       $10.501      $10.298        21,518
                              2010       $10.298      $10.092        20,683
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.528             0
                              2005       $10.528      $10.528             0
                              2006       $10.528      $10.385             0
                              2007       $10.385      $11.258             0
                              2008       $11.258      $10.251       121,212
                              2009       $10.251      $11.887       109,743
                              2010       $11.887      $12.588        97,258
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.216             0
                              2005       $10.216      $10.252             0
                              2006       $10.252      $10.429             0
                              2007       $10.429      $11.110             0
                              2008       $11.110      $11.407        69,955
                              2009       $11.407      $12.745        64,059
                              2010       $12.745      $13.497        59,081
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.754             0
                              2005       $10.754      $10.822             0
                              2006       $10.822      $11.746             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.746      $10.993             0
                              2008       $10.993      $ 7.410         2,774
                              2009       $ 7.410      $ 7.133             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.156             0
                              2005       $11.156      $10.433             0
                              2006       $10.433      $11.382             0
                              2007       $11.382      $11.853             0
                              2008       $11.853      $10.706             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.530             0
                              2005       $10.530      $11.730             0
                              2006       $11.730      $12.798             0
                              2007       $12.798      $15.385             0
                              2008       $15.385      $ 8.931         1,114
                              2009       $ 8.931      $11.135         1,695
                              2010       $11.135      $12.130         1,279
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.422           197
                              2005       $10.422      $10.785           167
                              2006       $10.785      $11.550           167
                              2007       $11.550      $12.725           167
                              2008       $12.725      $ 7.148        19,376
                              2009       $ 7.148      $ 9.927        13,870
                              2010       $ 9.927      $11.279        12,522
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.034             0
                              2005       $11.034      $11.208             0
                              2006       $11.208      $13.026             0
                              2007       $13.026      $13.145             0
                              2008       $13.145      $ 8.206        36,500
                              2009       $ 8.206      $10.067        27,840
                              2010       $10.067      $11.314        23,674
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.316             0
                              2005       $10.316      $11.669             0
                              2006       $11.669      $11.866             0
                              2007       $11.866      $14.140             0
                              2008       $14.140      $ 7.015         2,023
                              2009       $ 7.015      $11.347         2,446
                              2010       $11.347      $13.628         2,214
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.770         3,041
                              2005       $12.770      $14.604         2,613
                              2006       $14.604      $19.695         2,755
                              2007       $19.695      $15.957           720
                              2008       $15.957      $ 9.681        24,317
                              2009       $ 9.681      $12.184        20,226
                              2010       $12.184      $15.459        17,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.027           822
                              2005       $12.027      $15.552           427
                              2006       $15.552      $21.250           124
                              2007       $21.250      $28.641             0
                              2008       $28.641      $ 9.880         4,980
                              2009       $ 9.880      $20.630         2,624
                              2010       $20.630      $25.632         1,575
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.375             0
                              2005       $12.375      $18.385             0
                              2006       $18.385      $22.421             0
                              2007       $22.421      $31.918             0
                              2008       $31.918      $16.843        10,186
                              2009       $16.843      $25.989         9,994
                              2010       $25.989      $32.899         9,244
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.853         1,559
                              2005       $ 9.853      $ 9.672         1,559
                              2006       $ 9.672      $10.294             0
                              2007       $10.294      $10.490             0
                              2008       $10.490      $ 8.929         1,438
                              2009       $ 8.929      $ 9.959           661
                              2010       $ 9.959      $10.240           542



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 1.95% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.0



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.148           248
                              2005       $10.148      $11.342           255
                              2006       $11.342      $13.210           160
                              2007       $13.210      $17.224           160
                              2008       $17.224      $ 9.229         2,212
                              2009       $ 9.229      $13.616         1,983
                              2010       $13.616      $15.146         4,601
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.033           124
                              2005       $10.033      $10.974           124
                              2006       $10.974      $11.270           124
                              2007       $11.270      $13.199           124
                              2008       $13.199      $ 6.939         1,813
                              2009       $ 6.939      $10.003           271
                              2010       $10.003      $11.057           268
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.554         2,167
                              2005       $10.554      $11.319         2,375
                              2006       $11.319      $12.177           538
                              2007       $12.177      $15.648           519
                              2008       $15.648      $ 6.362         6,222
                              2009       $ 6.362      $ 9.424         3,353
                              2010       $ 9.424      $10.968         3,421
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.146           684
                              2005       $10.146      $10.309         2,292
                              2006       $10.309      $10.813        11,517

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.813      $12.191         1,718
                              2008       $12.191      $ 8.485         5,702
                              2009       $ 8.485      $10.696         5,339
                              2010       $10.696      $11.934         4,968
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.311         1,813
                              2005       $11.311      $12.917         2,442
                              2006       $12.917      $14.092         1,477
                              2007       $14.092      $16.182         1,239
                              2008       $16.182      $ 9.079         8,088
                              2009       $ 9.079      $12.040         5,836
                              2010       $12.040      $13.783         5,460
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.765         3,217
                              2005       $10.765      $11.127         3,097
                              2006       $11.127      $13.065         3,614
                              2007       $13.065      $12.952         3,192
                              2008       $12.952      $ 7.251         8,265
                              2009       $ 7.251      $ 9.220         8,091
                              2010       $ 9.220      $10.373         2,975
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.741           355
                              2005       $ 9.741      $10.062           147
                              2006       $10.062      $10.498           147
                              2007       $10.498      $13.016           147
                              2008       $13.016      $ 6.714         2,303
                              2009       $ 6.714      $ 8.411         2,571
                              2010       $ 8.411      $10.200         2,136
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.594         2,764
                              2005       $10.594      $10.845         3,185
                              2006       $10.845      $12.257         3,797
                              2007       $12.257      $12.620         1,000
                              2008       $12.620      $ 7.764        12,992
                              2009       $ 7.764      $ 9.600         8,947
                              2010       $ 9.600      $10.782         5,824
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.145         1,377
                              2005       $10.145      $10.120         1,979
                              2006       $10.120      $10.318         3,566
                              2007       $10.318      $10.513         2,552
                              2008       $10.513      $ 9.936         8,137
                              2009       $ 9.936      $11.232         6,423
                              2010       $11.232      $11.826         5,419

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.896             0
                              2005       $ 9.896      $ 9.958        30,383
                              2006       $ 9.958      $10.200        13,269
                              2007       $10.200      $10.480         2,402
                              2008       $10.480      $10.544        32,210
                              2009       $10.544      $10.371        10,057
                              2010       $10.371      $10.161         9,033
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.856           285
                              2005       $10.856      $12.625         1,169
                              2006       $12.625      $14.557         2,017
                              2007       $14.557      $16.680         1,679
                              2008       $16.680      $ 9.151         4,791
                              2009       $ 9.151      $11.307         4,373
                              2010       $11.307      $12.490         4,191
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.671           684
                              2005       $10.671      $11.014         1,767
                              2006       $11.014      $12.179         1,679
                              2007       $12.179      $12.085         1,565
                              2008       $12.085      $ 5.690         5,172
                              2009       $ 5.690      $ 8.230         4,860
                              2010       $ 8.230      $ 8.616         5,990
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.232           293
                              2005       $10.232      $10.877           489
                              2006       $10.877      $11.294           418
                              2007       $11.294      $12.353           584
                              2008       $12.353      $ 6.938           142
                              2009       $ 6.938      $ 8.200           142
                              2010       $ 8.200      $ 9.248           142
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.745         1,275
                              2007       $10.745      $11.347         1,049
                              2008       $11.347      $ 7.740         4,163
                              2009       $ 7.740      $ 9.698         3,963
                              2010       $ 9.698      $10.372         2,964
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.913           706
                              2005       $10.913      $11.461         1,535
                              2006       $11.461      $12.453         1,485
                              2007       $12.453      $13.322         1,085
                              2008       $13.322      $ 9.301         5,011
                              2009       $ 9.301      $11.824         3,173
                              2010       $11.824      $13.171         2,724
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.117           706
                              2005       $10.117      $10.229           929
                              2006       $10.229      $10.326           929
                              2007       $10.326      $10.818           896
                              2008       $10.818      $10.751         3,095
                              2009       $10.751      $10.616         1,679
                              2010       $10.616      $10.900           967
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $11.006           187
                              2005       $11.006      $11.823         2,147
                              2006       $11.823      $13.425         3,456
                              2007       $13.425      $13.473         3,317
                              2008       $13.473      $ 8.941        10,380
                              2009       $ 8.941      $10.864        10,965
                              2010       $10.864      $11.932         8,005
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.035           754
                              2005       $11.035      $12.004           931
                              2006       $12.004      $12.331           859
                              2007       $12.331      $14.196         1,006
                              2008       $14.196      $ 7.388           908
                              2009       $ 7.388      $11.311         1,675
                              2010       $11.311      $14.094         3,034
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.813         1,692
                              2009       $ 6.813      $11.945         1,598
                              2010       $11.945      $14.620         1,557
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.225           149
                              2005       $11.225      $12.089           978
                              2006       $12.089      $13.619           980
                              2007       $13.619      $14.287           980
                              2008       $14.287      $10.085         7,350

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.085      $13.123        5,424
                              2010       $13.123      $14.822        4,331
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.918            0
                              2006       $10.918      $13.027          329
                              2007       $13.027      $11.972          271
                              2008       $11.972      $ 7.511        1,246
                              2009       $ 7.511      $ 7.100            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.551        2,201
                              2005       $10.551      $11.122        5,025
                              2006       $11.122      $12.023        2,920
                              2007       $12.023      $12.980        2,821
                              2008       $12.980      $10.666        7,141
                              2009       $10.666      $13.114        5,509
                              2010       $13.114      $13.881        5,233
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239          149
                              2005       $11.239      $11.690          149
                              2006       $11.690      $13.512          149
                              2007       $13.512      $15.641          149
                              2008       $15.641      $14.684            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.411        1,393
                              2005       $11.411      $12.575        1,623
                              2006       $12.575      $13.434        1,152
                              2007       $13.434      $17.968          840
                              2008       $17.968      $ 9.796          866
                              2009       $ 9.796      $14.003          620
                              2010       $14.003      $14.598          619
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.260        1,336
                              2005       $11.260      $12.228        2,512
                              2006       $12.228      $13.261        2,342
                              2007       $13.261      $13.777        1,791
                              2008       $13.777      $ 8.599          577
                              2009       $ 8.599      $10.317          366
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.459        1,963
                              2008       $ 9.459      $ 5.873          157
                              2009       $ 5.873      $ 7.438          131
                              2010       $ 7.438      $ 8.491          124

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.698          673
                              2008       $ 9.698      $ 6.112           42
                              2009       $ 6.112      $ 7.450           40
                              2010       $ 7.450      $ 7.984           41
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.253          290
                              2005       $10.253      $10.411        1,472
                              2006       $10.411      $12.016        1,401
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.349          428
                              2005       $10.349      $10.734          938
                              2006       $10.734      $12.375          539
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.796          976
                              2005       $10.796      $10.944        3,533
                              2006       $10.944      $11.824        5,058
                              2007       $11.824      $11.536        4,694
                              2008       $11.536      $ 7.806        5,887
                              2009       $ 7.806      $11.833        3,715
                              2010       $11.833      $13.287        3,300
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.578        2,069
                              2005       $10.578      $10.569        2,843
                              2006       $10.569      $11.382        2,300
                              2007       $11.382      $11.313        1,561
                              2008       $11.313      $ 7.901        6,496
                              2009       $ 7.901      $11.233        5,026
                              2010       $11.233      $12.580        5,042
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.399            0
                              2005       $10.399      $10.611          497
                              2006       $10.611      $11.148        1,599
                              2007       $11.148      $12.116        1,304
                              2008       $12.116      $ 7.475        3,472
                              2009       $ 7.475      $10.179        3,243
                              2010       $10.179      $11.176        2,796
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.735            0
                              2005       $10.735      $11.248            0
                              2006       $11.248      $12.411            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $12.411      $13.367             0
                              2008       $13.367      $ 8.735           791
                              2009       $ 8.735      $10.822         1,337
                              2010       $10.822      $11.748         1,213
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.876             0
                              2005       $ 9.876      $10.155           648
                              2006       $10.155      $11.228           648
                              2007       $11.228      $11.239           648
                              2008       $11.239      $ 6.654         1,853
                              2009       $ 6.654      $10.613         2,483
                              2010       $10.613      $14.125         3,909
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.709         1,946
                              2005       $10.709      $10.757         5,018
                              2006       $10.757      $11.756         4,464
                              2007       $11.756      $11.960         3,946
                              2008       $11.960      $ 9.095        12,294
                              2009       $ 9.095      $10.483        10,700
                              2010       $10.483      $11.251         7,267
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.097           131
                              2005       $11.097      $11.568           611
                              2006       $11.568      $13.648           611
                              2007       $13.648      $14.374           611
                              2008       $14.374      $ 9.464         1,222
                              2009       $ 9.464      $11.346         1,559
                              2010       $11.346      $12.354         1,111
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.312         1,981
                              2005       $11.312      $12.632         3,331
                              2006       $12.632      $14.515         1,350
                              2007       $14.515      $15.072         1,321
                              2008       $15.072      $ 8.804         5,985
                              2009       $ 8.804      $12.012         5,293
                              2010       $12.012      $13.606         6,574
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.245         4,071
                              2005       $11.245      $12.079         5,235
                              2006       $12.079      $13.560         1,896
                              2007       $13.560      $13.089         1,454
                              2008       $13.089      $ 7.944         5,504
                              2009       $ 7.944      $10.645         4,884
                              2010       $10.645      $12.825         4,510

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.663             0
                              2006       $11.663      $11.727             0
                              2007       $11.727      $12.172             0
                              2008       $12.172      $ 6.052           684
                              2009       $ 6.052      $ 7.836           523
                              2010       $ 7.836      $ 9.756         2,804
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.310             0
                              2005       $10.310      $10.614             0
                              2006       $10.614      $10.619         1,711
                              2007       $10.619      $10.772         1,064
                              2008       $10.772      $10.295         1,059
                              2009       $10.295      $11.654         1,204
                              2010       $11.654      $12.379         1,213
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.890             0
                              2005       $ 9.890      $ 9.951         2,680
                              2006       $ 9.951      $10.192         2,875
                              2007       $10.192      $10.464         4,107
                              2008       $10.464      $10.475        33,726
                              2009       $10.475      $10.267        27,652
                              2010       $10.267      $10.056        15,987
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.523           924
                              2005       $10.523      $10.517         1,841
                              2006       $10.517      $10.370         2,597
                              2007       $10.370      $11.235         2,541
                              2008       $11.235      $10.225         6,340
                              2009       $10.225      $11.852         6,080
                              2010       $11.852      $12.544         9,891
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.212         1,553
                              2005       $10.212      $10.242         2,136
                              2006       $10.242      $10.414         5,114
                              2007       $10.414      $11.088         5,071
                              2008       $11.088      $11.378         6,794
                              2009       $11.378      $12.707         6,216
                              2010       $12.707      $13.450         6,982
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.750            94
                              2005       $10.750      $10.813         1,548
                              2006       $10.813      $11.730         1,548

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $11.730      $10.973         1,497
                              2008       $10.973      $ 7.393           997
                              2009       $ 7.393      $ 7.115             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.151             0
                              2005       $11.151      $10.423             0
                              2006       $10.423      $11.365             0
                              2007       $11.365      $11.829             0
                              2008       $11.829      $10.685             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.526             0
                              2005       $10.526      $11.718             0
                              2006       $11.718      $12.779           435
                              2007       $12.779      $15.355             0
                              2008       $15.355      $ 8.908             1
                              2009       $ 8.908      $11.102           409
                              2010       $11.102      $12.087           183
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.417         1,182
                              2005       $10.417      $10.774         2,830
                              2006       $10.774      $11.533         4,191
                              2007       $11.533      $12.699         3,370
                              2008       $12.699      $ 7.130         6,422
                              2009       $ 7.130      $ 9.897         5,969
                              2010       $ 9.897      $11.240         3,905
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.029         2,763
                              2005       $11.029      $11.197         3,621
                              2006       $11.197      $13.007         2,534
                              2007       $13.007      $13.118         2,398
                              2008       $13.118      $ 8.185        12,005
                              2009       $ 8.185      $10.036        11,529
                              2010       $10.036      $11.274         8,979
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.311           509
                              2005       $10.311      $11.658           509
                              2006       $11.658      $11.849           508
                              2007       $11.849      $14.111           508
                              2008       $14.111      $ 6.997         2,412
                              2009       $ 6.997      $11.313         2,172
                              2010       $11.313      $13.580         1,591
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $12.764        4,436
                              2005       $12.764      $14.590        8,945
                              2006       $14.590      $19.666        6,691
                              2007       $19.666      $15.925        5,850
                              2008       $15.925      $ 9.657        3,507
                              2009       $ 9.657      $12.148        2,547
                              2010       $12.148      $15.405        2,238
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.022            0
                              2005       $12.022      $15.536          401
                              2006       $15.536      $21.218          401
                              2007       $21.218      $28.584          401
                              2008       $28.584      $ 9.855        1,602
                              2009       $ 9.855      $20.568        1,715
                              2010       $20.568      $25.541        3,485
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.369          582
                              2005       $12.369      $18.368          884
                              2006       $18.368      $22.387          552
                              2007       $22.387      $31.855          549
                              2008       $31.855      $16.800        1,461
                              2009       $16.800      $25.911        1,612
                              2010       $25.911      $32.783        2,593
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.849        1,523
                              2005       $ 9.849      $ 9.662        2,732
                              2006       $ 9.662      $10.278        2,143
                              2007       $10.278      $10.469        1,735
                              2008       $10.469      $ 8.907          697
                              2009       $ 8.907      $ 9.929            0
                              2010       $ 9.929      $10.204            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.00% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

           WITH EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.1



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.139           0
                              2005       $10.139      $11.320           0
                              2006       $11.320      $13.171           0
                              2007       $13.171      $17.156           0
                              2008       $17.156      $ 9.183           0
                              2009       $ 9.183      $13.534           0
                              2010       $13.534      $15.040           0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.023           0
                              2005       $10.023      $10.952           0
                              2006       $10.952      $11.237           0
                              2007       $11.237      $13.146           0
                              2008       $13.146      $ 6.904           0
                              2009       $ 6.904      $ 9.943           0
                              2010       $ 9.943      $10.979           0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.544           0
                              2005       $10.544      $11.297           0
                              2006       $11.297      $12.141           0
                              2007       $12.141      $15.586           0
                              2008       $15.586      $ 6.330         485
                              2009       $ 6.330      $ 9.367         485
                              2010       $ 9.367      $10.891         484
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.137           0
                              2005       $10.137      $10.289           0
                              2006       $10.289      $10.781           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.781      $12.143            0
                              2008       $12.143      $ 8.443            0
                              2009       $ 8.443      $10.632            0
                              2010       $10.632      $11.850            0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.300            0
                              2005       $11.300      $12.892        1,069
                              2006       $12.892      $14.051        1,064
                              2007       $14.051      $16.117          265
                              2008       $16.117      $ 9.033        1,139
                              2009       $ 9.033      $11.968        1,046
                              2010       $11.968      $13.686          305
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.755            0
                              2005       $10.755      $11.105          489
                              2006       $11.105      $13.026          487
                              2007       $13.026      $12.900          485
                              2008       $12.900      $ 7.215        2,090
                              2009       $ 7.215      $ 9.165        1,918
                              2010       $ 9.165      $10.300        1,878
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.732            0
                              2005       $ 9.732      $10.042            0
                              2006       $10.042      $10.467            0
                              2007       $10.467      $12.965            0
                              2008       $12.965      $ 6.681          260
                              2009       $ 6.681      $ 8.361          260
                              2010       $ 8.361      $10.128          260
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.584            0
                              2005       $10.584      $10.824            0
                              2006       $10.824      $12.221          438
                              2007       $12.221      $12.570          252
                              2008       $12.570      $ 7.725          864
                              2009       $ 7.725      $ 9.542          860
                              2010       $ 9.542      $10.707          853
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.135            0
                              2005       $10.135      $10.101            0
                              2006       $10.101      $10.288          260
                              2007       $10.288      $10.471          151
                              2008       $10.471      $ 9.886          113
                              2009       $ 9.886      $11.164          125
                              2010       $11.164      $11.743          130

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.887            0
                              2005       $ 9.887      $ 9.939            0
                              2006       $ 9.939      $10.170          526
                              2007       $10.170      $10.438          303
                              2008       $10.438      $10.491        3,361
                              2009       $10.491      $10.309        4,096
                              2010       $10.309      $10.089        2,971
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.845            0
                              2005       $10.845      $12.600          539
                              2006       $12.600      $14.514          720
                              2007       $14.514      $16.613          362
                              2008       $16.613      $ 9.105          790
                              2009       $ 9.105      $11.239          745
                              2010       $11.239      $12.402          742
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.661            0
                              2005       $10.661      $10.993            0
                              2006       $10.993      $12.143            0
                              2007       $12.143      $12.037            0
                              2008       $12.037      $ 5.661        1,160
                              2009       $ 5.661      $ 8.180          936
                              2010       $ 8.180      $ 8.556          899
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.222            0
                              2005       $10.222      $10.856            0
                              2006       $10.856      $11.261            0
                              2007       $11.261      $12.303            0
                              2008       $12.303      $ 6.903            0
                              2009       $ 6.903      $ 8.150            0
                              2010       $ 8.150      $ 9.183            0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.737            0
                              2007       $10.737      $11.327            0
                              2008       $11.327      $ 7.719            0
                              2009       $ 7.719      $ 9.661            0
                              2010       $ 9.661      $10.323            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.902            0
                              2005       $10.902      $11.438            0
                              2006       $11.438      $12.416            0
                              2007       $12.416      $13.269            0
                              2008       $13.269      $ 9.255            0
                              2009       $ 9.255      $11.753            0
                              2010       $11.753      $13.079            0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.108            0
                              2005       $10.108      $10.210            0
                              2006       $10.210      $10.296            0
                              2007       $10.296      $10.775        2,834
                              2008       $10.775      $10.697        2,819
                              2009       $10.697      $10.552        2,419
                              2010       $10.552      $10.824        2,408
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.996            0
                              2005       $10.996      $11.800          752
                              2006       $11.800      $13.385        1,148
                              2007       $13.385      $13.419          981
                              2008       $13.419      $ 8.896        2,176
                              2009       $ 8.896      $10.798        2,073
                              2010       $10.798      $11.848        1,249
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.025            0
                              2005       $11.025      $11.981            0
                              2006       $11.981      $12.295            0
                              2007       $12.295      $14.139            0
                              2008       $14.139      $ 7.351            0
                              2009       $ 7.351      $11.243            0
                              2010       $11.243      $13.995            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.779          377
                              2009       $ 6.779      $11.873          314
                              2010       $11.873      $14.517          312
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.214            0
                              2005       $11.214      $12.065          755
                              2006       $12.065      $13.578          948
                              2007       $13.578      $14.230          485
                              2008       $14.230      $10.035        1,088

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.035      $13.044         938
                              2010       $13.044      $14.718         910
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.910         412
                              2006       $10.910      $13.004         410
                              2007       $13.004      $11.939         204
                              2008       $11.939      $ 7.482         203
                              2009       $ 7.482      $ 7.071           0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.542           0
                              2005       $10.542      $11.100           0
                              2006       $11.100      $11.987           0
                              2007       $11.987      $12.928           0
                              2008       $12.928      $10.613           0
                              2009       $10.613      $13.035           0
                              2010       $13.035      $13.783           0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.228           0
                              2005       $11.228      $11.667         765
                              2006       $11.667      $13.472         761
                              2007       $13.472      $15.578         379
                              2008       $15.578      $14.620           0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.401           0
                              2005       $11.401      $12.551         714
                              2006       $12.551      $13.394         711
                              2007       $13.394      $17.897         708
                              2008       $17.897      $ 9.747         704
                              2009       $ 9.747      $13.919         586
                              2010       $13.919      $14.495         583
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.250           0
                              2005       $11.250      $12.204           0
                              2006       $12.204      $13.222           0
                              2007       $13.222      $13.722           0
                              2008       $13.722      $ 8.556         703
                              2009       $ 8.556      $10.255         664
                              2010       $10.255      $10.978           0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.453           0
                              2008       $ 9.453      $ 5.863           0
                              2009       $ 5.863      $ 7.418           0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.418      $ 8.459            0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.691            0
                              2008       $ 9.691      $ 6.102            0
                              2009       $ 6.102      $ 7.429            0
                              2010       $ 7.429      $ 7.954            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.243            0
                              2005       $10.243      $10.391            0
                              2006       $10.391      $11.980            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.339            0
                              2005       $10.339      $10.713            0
                              2006       $10.713      $12.338            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.786            0
                              2005       $10.786      $10.923            0
                              2006       $10.923      $11.789          227
                              2007       $11.789      $11.490          138
                              2008       $11.490      $ 7.766        1,668
                              2009       $ 7.766      $11.762        1,384
                              2010       $11.762      $13.194          115
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.568            0
                              2005       $10.568      $10.548          411
                              2006       $10.548      $11.348          409
                              2007       $11.348      $11.268          407
                              2008       $11.268      $ 7.861          405
                              2009       $ 7.861      $11.165          337
                              2010       $11.165      $12.492          336
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.389            0
                              2005       $10.389      $10.591            0
                              2006       $10.591      $11.115          481
                              2007       $11.115      $12.067          262
                              2008       $12.067      $ 7.437          409
                              2009       $ 7.437      $10.117          379
                              2010       $10.117      $11.097          378
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.725            0
                              2005       $10.725      $11.226            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.226      $12.374           0
                              2007       $12.374      $13.314           0
                              2008       $13.314      $ 8.691           0
                              2009       $ 8.691      $10.757           0
                              2010       $10.757      $11.665           0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.867           0
                              2005       $ 9.867      $10.136           0
                              2006       $10.136      $11.195           0
                              2007       $11.195      $11.194           0
                              2008       $11.194      $ 6.621           0
                              2009       $ 6.621      $10.549           0
                              2010       $10.549      $14.026           0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.699           0
                              2005       $10.699      $10.736           0
                              2006       $10.736      $11.721           0
                              2007       $11.721      $11.913           0
                              2008       $11.913      $ 9.050         626
                              2009       $ 9.050      $10.420         625
                              2010       $10.420      $11.172         624
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.087           0
                              2005       $11.087      $11.545           0
                              2006       $11.545      $13.608           0
                              2007       $13.608      $14.317           0
                              2008       $14.317      $ 9.417          97
                              2009       $ 9.417      $11.278          97
                              2010       $11.278      $12.267          96
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.301           0
                              2005       $11.301      $12.607           0
                              2006       $12.607      $14.472           0
                              2007       $14.472      $15.012           0
                              2008       $15.012      $ 8.760           0
                              2009       $ 8.760      $11.939           0
                              2010       $11.939      $13.510           0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.235           0
                              2005       $11.235      $12.056         228
                              2006       $12.056      $13.520         424
                              2007       $13.520      $13.037         347
                              2008       $13.037      $ 7.904         371
                              2009       $ 7.904      $10.581         446
                              2010       $10.581      $12.735         433

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.655          466
                              2006       $11.655      $11.707          464
                              2007       $11.707      $12.139          462
                              2008       $12.139      $ 6.029          460
                              2009       $ 6.029      $ 7.799          383
                              2010       $ 7.799      $ 9.699          381
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.300            0
                              2005       $10.300      $10.593          406
                              2006       $10.593      $10.588          657
                              2007       $10.588      $10.730          550
                              2008       $10.730      $10.243        1,199
                              2009       $10.243      $11.584        1,226
                              2010       $11.584      $12.292          456
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.881            0
                              2005       $ 9.881      $ 9.931            0
                              2006       $ 9.931      $10.162            0
                              2007       $10.162      $10.422            0
                              2008       $10.422      $10.423          567
                              2009       $10.423      $10.205          674
                              2010       $10.205      $ 9.985        1,363
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.513            0
                              2005       $10.513      $10.497          653
                              2006       $10.497      $10.339          908
                              2007       $10.339      $11.191          789
                              2008       $11.191      $10.174          753
                              2009       $10.174      $11.780          654
                              2010       $11.780      $12.456          656
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.202            0
                              2005       $10.202      $10.222            0
                              2006       $10.222      $10.383          258
                              2007       $10.383      $11.044          143
                              2008       $11.044      $11.321        2,301
                              2009       $11.321      $12.630        2,738
                              2010       $12.630      $13.355        2,690
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.742            0
                              2005       $10.742      $10.794            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.794      $11.698            0
                              2007       $11.698      $10.931            0
                              2008       $10.931      $ 7.357            0
                              2009       $ 7.357      $ 7.079            0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.141            0
                              2005       $11.141      $10.403            0
                              2006       $10.403      $11.332            0
                              2007       $11.332      $11.782            0
                              2008       $11.782      $10.642            0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.516            0
                              2005       $10.516      $11.695            0
                              2006       $11.695      $12.741            0
                              2007       $12.741      $15.293            0
                              2008       $15.293      $ 8.864            0
                              2009       $ 8.864      $11.035            0
                              2010       $11.035      $12.002            0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.408            0
                              2005       $10.408      $10.753            0
                              2006       $10.753      $11.499          465
                              2007       $11.499      $12.649          250
                              2008       $12.649      $ 7.094          423
                              2009       $ 7.094      $ 9.837          385
                              2010       $ 9.837      $11.161          375
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.019            0
                              2005       $11.019      $11.176            0
                              2006       $11.176      $12.969          412
                              2007       $12.969      $13.066          242
                              2008       $13.066      $ 8.144        1,216
                              2009       $ 8.144      $ 9.976        1,161
                              2010       $ 9.976      $11.195        1,116
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.302            0
                              2005       $10.302      $11.635            0
                              2006       $11.635      $11.814            0
                              2007       $11.814      $14.055            0
                              2008       $14.055      $ 6.962            0
                              2009       $ 6.962      $11.245            0
                              2010       $11.245      $13.485            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.752            0
                              2005       $12.752      $14.562            0
                              2006       $14.562      $19.607            0
                              2007       $19.607      $15.862            0
                              2008       $15.862      $ 9.608        4,379
                              2009       $ 9.608      $12.074        3,840
                              2010       $12.074      $15.296        3,079
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.011            0
                              2005       $12.011      $15.506            0
                              2006       $15.506      $21.156            0
                              2007       $21.156      $28.470            0
                              2008       $28.470      $ 9.806            0
                              2009       $ 9.806      $20.444            0
                              2010       $20.444      $25.362            0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.357            0
                              2005       $12.357      $18.332            0
                              2006       $18.332      $22.321            0
                              2007       $22.321      $31.728            0
                              2008       $31.728      $16.716            0
                              2009       $16.716      $25.755            0
                              2010       $25.755      $32.553            0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.840            0
                              2005       $ 9.840      $ 9.643            0
                              2006       $ 9.643      $10.248            0
                              2007       $10.248      $10.428            0
                              2008       $10.428      $ 8.863            0
                              2009       $ 8.863      $ 9.869            0
                              2010       $ 9.869      $10.133            0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.10% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.15



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.134             0
                              2005       $10.134      $11.309             0
                              2006       $11.309      $13.152             0
                              2007       $13.152      $17.121             0
                              2008       $17.121      $ 9.160             0
                              2009       $ 9.160      $13.493             0
                              2010       $13.493      $14.987             0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.019             0
                              2005       $10.019      $10.942             0
                              2006       $10.942      $11.220             0
                              2007       $11.220      $13.120             0
                              2008       $13.120      $ 6.887             0
                              2009       $ 6.887      $ 9.913             0
                              2010       $ 9.913      $10.941             0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.539             0
                              2005       $10.539      $11.286             0
                              2006       $11.286      $12.123             0
                              2007       $12.123      $15.555             0
                              2008       $15.555      $ 6.314        18,946
                              2009       $ 6.314      $ 9.339        18,946
                              2010       $ 9.339      $10.853             0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.132             0
                              2005       $10.132      $10.279             0
                              2006       $10.279      $10.765             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.765      $12.119            0
                              2008       $12.119      $ 8.421          109
                              2009       $ 8.421      $10.600          109
                              2010       $10.600      $11.808          108
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.295            0
                              2005       $11.295      $12.880          500
                              2006       $12.880      $14.030          499
                              2007       $14.030      $16.085          498
                              2008       $16.085      $ 9.010        1,763
                              2009       $ 9.010      $11.932        1,704
                              2010       $11.932      $13.638        1,549
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.750            0
                              2005       $10.750      $11.095            0
                              2006       $11.095      $13.007            0
                              2007       $13.007      $12.875            0
                              2008       $12.875      $ 7.197        8,417
                              2009       $ 7.197      $ 9.137        8,329
                              2010       $ 9.137      $10.264        7,490
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.727            0
                              2005       $ 9.727      $10.032            0
                              2006       $10.032      $10.452            0
                              2007       $10.452      $12.939            0
                              2008       $12.939      $ 6.664            0
                              2009       $ 6.664      $ 8.336            0
                              2010       $ 8.336      $10.092            0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.579            0
                              2005       $10.579      $10.813          302
                              2006       $10.813      $12.202          215
                              2007       $12.202      $12.544          215
                              2008       $12.544      $ 7.705        1,127
                              2009       $ 7.705      $ 9.513        1,113
                              2010       $ 9.513      $10.669        1,102
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.130            0
                              2005       $10.130      $10.091          442
                              2006       $10.091      $10.272          366
                              2007       $10.272      $10.450          370
                              2008       $10.450      $ 9.861        2,057
                              2009       $ 9.861      $11.131        2,068
                              2010       $11.131      $11.702        1,842

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.882            0
                              2005       $ 9.882      $ 9.929          897
                              2006       $ 9.929      $10.155          742
                              2007       $10.155      $10.417          744
                              2008       $10.417      $10.465        3,763
                              2009       $10.465      $10.278        4,430
                              2010       $10.278      $10.054        4,467
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.840            0
                              2005       $10.840      $12.588            0
                              2006       $12.588      $14.492            0
                              2007       $14.492      $16.580            0
                              2008       $16.580      $ 9.082        1,097
                              2009       $ 9.082      $11.205        1,129
                              2010       $11.205      $12.359        1,004
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.656            0
                              2005       $10.656      $10.982            0
                              2006       $10.982      $12.125            0
                              2007       $12.125      $12.013            0
                              2008       $12.013      $ 5.647        1,098
                              2009       $ 5.647      $ 8.155        1,086
                              2010       $ 8.155      $ 8.526        1,087
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.217            0
                              2005       $10.217      $10.845            0
                              2006       $10.845      $11.244            0
                              2007       $11.244      $12.279            0
                              2008       $12.279      $ 6.886            0
                              2009       $ 6.886      $ 8.126            0
                              2010       $ 8.126      $ 9.151            0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.734            0
                              2007       $10.734      $11.317            0
                              2008       $11.317      $ 7.708            0
                              2009       $ 7.708      $ 9.643            0
                              2010       $ 9.643      $10.298            0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.897            0
                              2005       $10.897      $11.427          175
                              2006       $11.427      $12.398          101
                              2007       $12.398      $13.242          101
                              2008       $13.242      $ 9.231        1,270
                              2009       $ 9.231      $11.718        1,268
                              2010       $11.718      $13.032        1,264
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.103            0
                              2005       $10.103      $10.200          381
                              2006       $10.200      $10.281          221
                              2007       $10.281      $10.753          220
                              2008       $10.753      $10.670          267
                              2009       $10.670      $10.520          267
                              2010       $10.520      $10.786          267
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.991            0
                              2005       $10.991      $11.789          107
                              2006       $11.789      $13.365           98
                              2007       $13.365      $13.392          101
                              2008       $13.392      $ 8.874        6,338
                              2009       $ 8.874      $10.766        6,552
                              2010       $10.766      $11.807        5,971
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.019            0
                              2005       $11.019      $11.969            0
                              2006       $11.969      $12.277            0
                              2007       $12.277      $14.111            0
                              2008       $14.111      $ 7.333            0
                              2009       $ 7.333      $11.209            0
                              2010       $11.209      $13.945            0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.762            0
                              2009       $ 6.762      $11.837            0
                              2010       $11.837      $14.465            0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.209           80
                              2005       $11.209      $12.053          829
                              2006       $12.053      $13.558          756
                              2007       $13.558      $14.202          755
                              2008       $14.202      $10.009          547

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $10.009      $13.005          521
                              2010       $13.005      $14.666          506
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.906            0
                              2006       $10.906      $12.993            0
                              2007       $12.993      $11.923            0
                              2008       $11.923      $ 7.468            0
                              2009       $ 7.468      $ 7.057            0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.537            0
                              2005       $10.537      $11.089            0
                              2006       $11.089      $11.970            0
                              2007       $11.970      $12.902            0
                              2008       $12.902      $10.586            0
                              2009       $10.586      $12.996            0
                              2010       $12.996      $13.735            0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.223            0
                              2005       $11.223      $11.655            0
                              2006       $11.655      $13.452            0
                              2007       $13.452      $15.547            0
                              2008       $15.547      $14.589            0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.395            0
                              2005       $11.395      $12.539            0
                              2006       $12.539      $13.375            0
                              2007       $13.375      $17.861            0
                              2008       $17.861      $ 9.723            0
                              2009       $ 9.723      $13.877            0
                              2010       $13.877      $14.444            0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.245            0
                              2005       $11.245      $12.192            0
                              2006       $12.192      $13.202            0
                              2007       $13.202      $13.695            0
                              2008       $13.695      $ 8.535            0
                              2009       $ 8.535      $10.224            0
                              2010       $10.224      $10.943            0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.450            0
                              2008       $ 9.450      $ 5.858        2,596
                              2009       $ 5.858      $ 7.407        2,582

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.407      $ 8.443        2,570
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.688            0
                              2008       $ 9.688      $ 6.096            0
                              2009       $ 6.096      $ 7.419            0
                              2010       $ 7.419      $ 7.939            0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.238            0
                              2005       $10.238      $10.381            0
                              2006       $10.381      $11.962            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.335            0
                              2005       $10.335      $10.703            0
                              2006       $10.703      $12.320            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.781            0
                              2005       $10.781      $10.912          232
                              2006       $10.912      $11.771          223
                              2007       $11.771      $11.467          236
                              2008       $11.467      $ 7.747        1,488
                              2009       $ 7.747      $11.727        1,421
                              2010       $11.727      $13.147        1,283
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.563            0
                              2005       $10.563      $10.538            0
                              2006       $10.538      $11.331            0
                              2007       $11.331      $11.245            0
                              2008       $11.245      $ 7.842        3,928
                              2009       $ 7.842      $11.132        3,672
                              2010       $11.132      $12.448        3,380
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.384            0
                              2005       $10.384      $10.580          120
                              2006       $10.580      $11.098          118
                              2007       $11.098      $12.043          113
                              2008       $12.043      $ 7.419          155
                              2009       $ 7.419      $10.087          132
                              2010       $10.087      $11.058          129
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.720            0
                              2005       $10.720      $11.215            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.215      $12.355             0
                              2007       $12.355      $13.288             0
                              2008       $13.288      $ 8.669           923
                              2009       $ 8.669      $10.725           918
                              2010       $10.725      $11.624           914
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.862             0
                              2005       $ 9.862      $10.126             0
                              2006       $10.126      $11.178             0
                              2007       $11.178      $11.171             0
                              2008       $11.171      $ 6.604         1,098
                              2009       $ 6.604      $10.518         1,092
                              2010       $10.518      $13.976         1,087
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.694             0
                              2005       $10.694      $10.725             0
                              2006       $10.725      $11.703             0
                              2007       $11.703      $11.889             0
                              2008       $11.889      $ 9.027         2,083
                              2009       $ 9.027      $10.388         2,077
                              2010       $10.388      $11.133         2,061
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.082             0
                              2005       $11.082      $11.534             0
                              2006       $11.534      $13.587             0
                              2007       $13.587      $14.288             0
                              2008       $14.288      $ 9.393           858
                              2009       $ 9.393      $11.244           854
                              2010       $11.244      $12.224           850
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.296            79
                              2005       $11.296      $12.595           671
                              2006       $12.595      $14.450           670
                              2007       $14.450      $14.982           669
                              2008       $14.982      $ 8.738        18,728
                              2009       $ 8.738      $11.903        18,643
                              2010       $11.903      $13.463         1,017
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.230             0
                              2005       $11.230      $12.044             0
                              2006       $12.044      $13.500             0
                              2007       $13.500      $13.011             0
                              2008       $13.011      $ 7.884         2,247
                              2009       $ 7.884      $10.549         2,138
                              2010       $10.549      $12.690         1,809

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.651            0
                              2006       $11.651      $11.697            0
                              2007       $11.697      $12.123            0
                              2008       $12.123      $ 6.018            0
                              2009       $ 6.018      $ 7.780            0
                              2010       $ 7.780      $ 9.671            0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.296            0
                              2005       $10.296      $10.583          359
                              2006       $10.583      $10.572          373
                              2007       $10.572      $10.708          380
                              2008       $10.708      $10.218        4,709
                              2009       $10.218      $11.549        4,792
                              2010       $11.549      $12.249        4,688
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.876            0
                              2005       $ 9.876      $ 9.922            0
                              2006       $ 9.922      $10.147            0
                              2007       $10.147      $10.401            0
                              2008       $10.401      $10.396        3,790
                              2009       $10.396      $10.174        3,856
                              2010       $10.174      $ 9.950        3,891
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.508            0
                              2005       $10.508      $10.487          241
                              2006       $10.487      $10.324          255
                              2007       $10.324      $11.168          243
                              2008       $11.168      $10.148          918
                              2009       $10.148      $11.745          923
                              2010       $11.745      $12.412          908
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.197            0
                              2005       $10.197      $10.212          248
                              2006       $10.212      $10.368          254
                              2007       $10.368      $11.022          246
                              2008       $11.022      $11.293        6,237
                              2009       $11.293      $12.592        6,277
                              2010       $12.592      $13.308        5,926
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.739            0
                              2005       $10.739      $10.785            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.785      $11.682             0
                              2007       $11.682      $10.911             0
                              2008       $10.911      $ 7.340             0
                              2009       $ 7.340      $ 7.061             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.136             0
                              2005       $11.136      $10.393             0
                              2006       $10.393      $11.315             0
                              2007       $11.315      $11.758             0
                              2008       $11.758      $10.620             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.511             0
                              2005       $10.511      $11.684             0
                              2006       $11.684      $12.722             0
                              2007       $12.722      $15.263             0
                              2008       $15.263      $ 8.841           804
                              2009       $ 8.841      $11.001           799
                              2010       $11.001      $11.959           796
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.403             0
                              2005       $10.403      $10.743           118
                              2006       $10.743      $11.481           115
                              2007       $11.481      $12.623           107
                              2008       $12.623      $ 7.076         2,407
                              2009       $ 7.076      $ 9.808         2,378
                              2010       $ 9.808      $11.121         2,128
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.014             0
                              2005       $11.014      $11.165           113
                              2006       $11.165      $12.949           102
                              2007       $12.949      $13.040           104
                              2008       $13.040      $ 8.124        18,755
                              2009       $ 8.124      $ 9.946        18,736
                              2010       $ 9.946      $11.156         2,148
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.297             0
                              2005       $10.297      $11.624             0
                              2006       $11.624      $11.796             0
                              2007       $11.796      $14.027             0
                              2008       $14.027      $ 6.945           336
                              2009       $ 6.945      $11.211           331
                              2010       $11.211      $13.437           327

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.746            70
                              2005       $12.746      $14.547         1,183
                              2006       $14.547      $19.578         1,048
                              2007       $19.578      $15.830         1,047
                              2008       $15.830      $ 9.584        29,447
                              2009       $ 9.584      $12.038        29,312
                              2010       $12.038      $15.242         4,699
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.005             0
                              2005       $12.005      $15.491           695
                              2006       $15.491      $21.124           694
                              2007       $21.124      $28.413           693
                              2008       $28.413      $ 9.781           119
                              2009       $ 9.781      $20.382           119
                              2010       $20.382      $25.272           114
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.352            72
                              2005       $12.352      $18.314           829
                              2006       $18.314      $22.288           828
                              2007       $22.288      $31.665           827
                              2008       $31.665      $16.674           818
                              2009       $16.674      $25.677           789
                              2010       $25.677      $32.438           756
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.835             0
                              2005       $ 9.835      $ 9.634             0
                              2006       $ 9.634      $10.233             0
                              2007       $10.233      $10.407             0
                              2008       $10.407      $ 8.840         1,179
                              2009       $ 8.840      $ 9.840         1,172
                              2010       $ 9.840      $10.097         1,167



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.15% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

  WITH MAV & EPB (ANNUAL INCREASE) (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.2



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.130            0
                              2005       $10.130      $11.298            0
                              2006       $11.298      $13.132            0
                              2007       $13.132      $17.087            0
                              2008       $17.087      $ 9.137        5,782
                              2009       $ 9.137      $13.452        3,398
                              2010       $13.452      $14.934        2,444
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.014            0
                              2005       $10.014      $10.931            0
                              2006       $10.931      $11.204            0
                              2007       $11.204      $13.093            0
                              2008       $13.093      $ 6.870        2,608
                              2009       $ 6.870      $ 9.883        2,626
                              2010       $ 9.883      $10.902        2,004
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.535            0
                              2005       $10.535      $11.275            0
                              2006       $11.275      $12.105            0
                              2007       $12.105      $15.524            0
                              2008       $15.524      $ 6.298        9,160
                              2009       $ 6.298      $ 9.311        6,121
                              2010       $ 9.311      $10.814        4,138
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.127            0
                              2005       $10.127      $10.269            0
                              2006       $10.269      $10.749            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.749      $12.094             0
                              2008       $12.094      $ 8.400         4,539
                              2009       $ 8.400      $10.568         4,632
                              2010       $10.568      $11.766         4,311
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.290             0
                              2005       $11.290      $12.867            36
                              2006       $12.867      $14.009           979
                              2007       $14.009      $16.053           817
                              2008       $16.053      $ 8.988        22,621
                              2009       $ 8.988      $11.896        22,489
                              2010       $11.896      $13.590        20,065
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.745             0
                              2005       $10.745      $11.084             0
                              2006       $11.084      $12.988             0
                              2007       $12.988      $12.849             0
                              2008       $12.849      $ 7.179        14,844
                              2009       $ 7.179      $ 9.109        15,575
                              2010       $ 9.109      $10.228         7,495
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.723             0
                              2005       $ 9.723      $10.022             0
                              2006       $10.022      $10.436             0
                              2007       $10.436      $12.913             0
                              2008       $12.913      $ 6.647         1,195
                              2009       $ 6.647      $ 8.310         1,570
                              2010       $ 8.310      $10.057         1,381
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.575             0
                              2005       $10.575      $10.803            35
                              2006       $10.803      $12.184           138
                              2007       $12.184      $12.519           127
                              2008       $12.519      $ 7.686        15,389
                              2009       $ 7.686      $ 9.484        13,481
                              2010       $ 9.484      $10.631        15,804
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.126             0
                              2005       $10.126      $10.081            75
                              2006       $10.081      $10.257           302
                              2007       $10.257      $10.429           279
                              2008       $10.429      $ 9.837        20,532
                              2009       $ 9.837      $11.097        20,401
                              2010       $11.097      $11.660        20,040

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.878             0
                              2005       $ 9.878      $ 9.919           114
                              2006       $ 9.919      $10.140           455
                              2007       $10.140      $10.396           420
                              2008       $10.396      $10.438        12,847
                              2009       $10.438      $10.247        12,906
                              2010       $10.247      $10.018        10,587
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.835             0
                              2005       $10.835      $12.575            51
                              2006       $12.575      $14.471         1,034
                              2007       $14.471      $16.547           834
                              2008       $16.547      $ 9.059        13,304
                              2009       $ 9.059      $11.171        12,594
                              2010       $11.171      $12.315        11,830
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.651             0
                              2005       $10.651      $10.972             0
                              2006       $10.972      $12.107             0
                              2007       $12.107      $11.988             0
                              2008       $11.988      $ 5.633         6,071
                              2009       $ 5.633      $ 8.131         4,649
                              2010       $ 8.131      $ 8.496         3,697
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.213             0
                              2005       $10.213      $10.834             0
                              2006       $10.834      $11.227             0
                              2007       $11.227      $12.254             0
                              2008       $12.254      $ 6.869           972
                              2009       $ 6.869      $ 8.101           742
                              2010       $ 8.101      $ 9.119           584
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.730             0
                              2007       $10.730      $11.308           909
                              2008       $11.308      $ 7.698         3,059
                              2009       $ 7.698      $ 9.625         3,018
                              2010       $ 9.625      $10.273         2,259
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.892             0
                              2005       $10.892      $11.416             0
                              2006       $11.416      $12.379             0
                              2007       $12.379      $13.216             0
                              2008       $13.216      $ 9.208         4,981
                              2009       $ 9.208      $11.682         5,034
                              2010       $11.682      $12.987         4,283
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.098             0
                              2005       $10.098      $10.190             0
                              2006       $10.190      $10.265             0
                              2007       $10.265      $10.732             0
                              2008       $10.732      $10.643         1,909
                              2009       $10.643      $10.488           104
                              2010       $10.488      $10.747             0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.986             0
                              2005       $10.986      $11.777            32
                              2006       $11.777      $13.345           126
                              2007       $13.345      $13.366           116
                              2008       $13.366      $ 8.852         7,906
                              2009       $ 8.852      $10.733         8,902
                              2010       $10.733      $11.765         9,770
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.014             0
                              2005       $11.014      $11.958             0
                              2006       $11.958      $12.258             0
                              2007       $12.258      $14.083             0
                              2008       $14.083      $ 7.314         1,261
                              2009       $ 7.314      $11.175           805
                              2010       $11.175      $13.896           625
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.745         1,022
                              2009       $ 6.745      $11.801         2,171
                              2010       $11.801      $14.414         4,779
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.204             0
                              2005       $11.204      $12.042             0
                              2006       $12.042      $13.538           867
                              2007       $13.538      $14.173             0
                              2008       $14.173      $ 9.984        15,967

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.984      $12.966        11,276
                              2010       $12.966      $14.614         9,669
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.903             0
                              2006       $10.903      $12.982             0
                              2007       $12.982      $11.907             0
                              2008       $11.907      $ 7.454        10,377
                              2009       $ 7.454      $ 7.042             0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.532             0
                              2005       $10.532      $11.079             0
                              2006       $11.079      $11.952             0
                              2007       $11.952      $12.877             0
                              2008       $12.877      $10.560         8,596
                              2009       $10.560      $12.956        11,223
                              2010       $12.956      $13.686         9,973
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.218             0
                              2005       $11.218      $11.644             0
                              2006       $11.644      $13.432             0
                              2007       $13.432      $15.516             0
                              2008       $15.516      $14.557             0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.390             0
                              2005       $11.390      $12.526             0
                              2006       $12.526      $13.355             0
                              2007       $13.355      $17.825           626
                              2008       $17.825      $ 9.698        14,617
                              2009       $ 9.698      $13.835        12,181
                              2010       $13.835      $14.393        11,048
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.239             0
                              2005       $11.239      $12.180             0
                              2006       $12.180      $13.182             0
                              2007       $13.182      $13.667             0
                              2008       $13.667      $ 8.513         9,818
                              2009       $ 8.513      $10.193         6,138
                              2010       $10.193      $10.908             0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.446             0
                              2008       $ 9.446      $ 5.853         1,197
                              2009       $ 5.853      $ 7.397           328

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.397      $ 8.427          163
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.685            0
                              2008       $ 9.685      $ 6.091        1,880
                              2009       $ 6.091      $ 7.409        1,906
                              2010       $ 7.409      $ 7.924        2,023
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.234            0
                              2005       $10.234      $10.371            0
                              2006       $10.371      $11.944            0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.330            0
                              2005       $10.330      $10.692            0
                              2006       $10.692      $12.302            0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.776            0
                              2005       $10.776      $10.902           35
                              2006       $10.902      $11.754          137
                              2007       $11.754      $11.444          126
                              2008       $11.444      $ 7.728        9,826
                              2009       $ 7.728      $11.691        7,132
                              2010       $11.691      $13.101        3,486
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.558            0
                              2005       $10.558      $10.528            0
                              2006       $10.528      $11.314            0
                              2007       $11.314      $11.223            0
                              2008       $11.223      $ 7.822        3,240
                              2009       $ 7.822      $11.098        3,573
                              2010       $11.098      $12.404        3,642
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.379            0
                              2005       $10.379      $10.570            0
                              2006       $10.570      $11.082            0
                              2007       $11.082      $12.019            0
                              2008       $12.019      $ 7.400        3,867
                              2009       $ 7.400      $10.056        3,147
                              2010       $10.056      $11.019        2,537
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.715            0
                              2005       $10.715      $11.205            0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.205      $12.337            0
                              2007       $12.337      $13.261            0
                              2008       $13.261      $ 8.647          343
                              2009       $ 8.647      $10.692          397
                              2010       $10.692      $11.583           93
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.857            0
                              2005       $ 9.857      $10.116           23
                              2006       $10.116      $11.162           88
                              2007       $11.162      $11.149           81
                              2008       $11.149      $ 6.588          499
                              2009       $ 6.588      $10.486          209
                              2010       $10.486      $13.927          182
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.689            0
                              2005       $10.689      $10.715            0
                              2006       $10.715      $11.686            0
                              2007       $11.686      $11.865            0
                              2008       $11.865      $ 9.005        2,180
                              2009       $ 9.005      $10.357        3,779
                              2010       $10.357      $11.093        3,627
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.077            0
                              2005       $11.077      $11.523            0
                              2006       $11.523      $13.567            0
                              2007       $13.567      $14.260          720
                              2008       $14.260      $ 9.370          661
                              2009       $ 9.370      $11.210          465
                              2010       $11.210      $12.180            0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.291            0
                              2005       $11.291      $12.583            0
                              2006       $12.583      $14.429            0
                              2007       $14.429      $14.952            0
                              2008       $14.952      $ 8.716        5,588
                              2009       $ 8.716      $11.867        5,468
                              2010       $11.867      $13.415        4,418
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.224            0
                              2005       $11.224      $12.032            0
                              2006       $12.032      $13.480          860
                              2007       $13.480      $12.985            0
                              2008       $12.985      $ 7.864        8,715
                              2009       $ 7.864      $10.517        9,238
                              2010       $10.517      $12.645        9,408

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.647             0
                              2006       $11.647      $11.687             0
                              2007       $11.687      $12.106             0
                              2008       $12.106      $ 6.007         7,330
                              2009       $ 6.007      $ 7.762         6,908
                              2010       $ 7.762      $ 9.643         4,060
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.291             0
                              2005       $10.291      $10.572            72
                              2006       $10.572      $10.556           289
                              2007       $10.556      $10.687           267
                              2008       $10.687      $10.192         6,546
                              2009       $10.192      $11.514         5,678
                              2010       $11.514      $12.206         4,745
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.872             0
                              2005       $ 9.872      $ 9.912         2,282
                              2006       $ 9.912      $10.132             0
                              2007       $10.132      $10.381             0
                              2008       $10.381      $10.370        18,607
                              2009       $10.370      $10.143        22,386
                              2010       $10.143      $ 9.915        25,477
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.503             0
                              2005       $10.503      $10.476            72
                              2006       $10.476      $10.308           292
                              2007       $10.308      $11.146           269
                              2008       $11.146      $10.123        13,770
                              2009       $10.123      $11.709        15,158
                              2010       $11.709      $12.368        15,080
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.193             0
                              2005       $10.193      $10.202            74
                              2006       $10.202      $10.352           299
                              2007       $10.352      $10.999           275
                              2008       $10.999      $11.264        18,123
                              2009       $11.264      $12.554        22,531
                              2010       $12.554      $13.261        28,856
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.735             0
                              2005       $10.735      $10.776             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.776      $11.666             0
                              2007       $11.666      $10.891             0
                              2008       $10.891      $ 7.322           599
                              2009       $ 7.322      $ 7.043             0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.130             0
                              2005       $11.130      $10.383             0
                              2006       $10.383      $11.298             0
                              2007       $11.298      $11.735             0
                              2008       $11.735      $10.599             0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.506             0
                              2005       $10.506      $11.673             0
                              2006       $11.673      $12.703             0
                              2007       $12.703      $15.232           716
                              2008       $15.232      $ 8.819         1,431
                              2009       $ 8.819      $10.968         5,583
                              2010       $10.968      $11.917         5,871
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.398             0
                              2005       $10.398      $10.732            36
                              2006       $10.732      $11.464           141
                              2007       $11.464      $12.598           131
                              2008       $12.598      $ 7.058        10,952
                              2009       $ 7.058      $ 9.778         9,310
                              2010       $ 9.778      $11.082         8,054
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.009             0
                              2005       $11.009      $11.154            34
                              2006       $11.154      $12.930           132
                              2007       $12.930      $13.014           122
                              2008       $13.014      $ 8.103        17,220
                              2009       $ 8.103      $ 9.916        13,471
                              2010       $ 9.916      $11.116        13,261
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.292             0
                              2005       $10.292      $11.613             0
                              2006       $11.613      $11.779             0
                              2007       $11.779      $13.999             0
                              2008       $13.999      $ 6.927             0
                              2009       $ 6.927      $11.177             0
                              2010       $11.177      $13.390             0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.740             0
                              2005       $12.740      $14.533            16
                              2006       $14.533      $19.549           672
                              2007       $19.549      $15.798            54
                              2008       $15.798      $ 9.560         7,669
                              2009       $ 9.560      $12.002        10,495
                              2010       $12.002      $15.188        10,792
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $12.000             0
                              2005       $12.000      $15.476             0
                              2006       $15.476      $21.093             0
                              2007       $21.093      $28.356             0
                              2008       $28.356      $ 9.756         2,425
                              2009       $ 9.756      $20.321         2,710
                              2010       $20.321      $25.183         3,228
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.346             0
                              2005       $12.346      $18.296             0
                              2006       $18.296      $22.255             0
                              2007       $22.255      $31.601             0
                              2008       $31.601      $16.633           759
                              2009       $16.633      $25.599         1,554
                              2010       $25.599      $32.323         1,369
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.830             0
                              2005       $ 9.830      $ 9.625             0
                              2006       $ 9.625      $10.218             0
                              2007       $10.218      $10.386             0
                              2008       $10.386      $ 8.818         2,587
                              2009       $ 8.818      $ 9.810         1,888
                              2010       $ 9.810      $10.061         1,546



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.20% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

WITH EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.25



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.125          0
                              2005       $10.125      $11.287          0
                              2006       $11.287      $13.113          0
                              2007       $13.113      $17.053          0
                              2008       $17.053      $ 9.114          0
                              2009       $ 9.114      $13.412          0
                              2010       $13.412      $14.881          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.009          0
                              2005       $10.009      $10.920          0
                              2006       $10.920      $11.187          0
                              2007       $11.187      $13.067          0
                              2008       $13.067      $ 6.852          0
                              2009       $ 6.852      $ 9.853          0
                              2010       $ 9.853      $10.864          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.530          0
                              2005       $10.530      $11.264          0
                              2006       $11.264      $12.087          0
                              2007       $12.087      $15.493          0
                              2008       $15.493      $ 6.282          0
                              2009       $ 6.282      $ 9.282          0
                              2010       $ 9.282      $10.776          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.122          0
                              2005       $10.122      $10.259          0
                              2006       $10.259      $10.733          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.733      $12.070          0
                              2008       $12.070      $ 8.379          0
                              2009       $ 8.379      $10.536          0
                              2010       $10.536      $11.725          0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.284          0
                              2005       $11.284      $12.854          0
                              2006       $12.854      $13.988          0
                              2007       $13.988      $16.021          0
                              2008       $16.021      $ 8.965          0
                              2009       $ 8.965      $11.860          0
                              2010       $11.860      $13.542          0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.740          0
                              2005       $10.740      $11.073          0
                              2006       $11.073      $12.968          0
                              2007       $12.968      $12.823          0
                              2008       $12.823      $ 7.161          0
                              2009       $ 7.161      $ 9.082          0
                              2010       $ 9.082      $10.191          0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.718          0
                              2005       $ 9.718      $10.013          0
                              2006       $10.013      $10.421          0
                              2007       $10.421      $12.887          0
                              2008       $12.887      $ 6.630          0
                              2009       $ 6.630      $ 8.285          0
                              2010       $ 8.285      $10.021          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.570          0
                              2005       $10.570      $10.792          0
                              2006       $10.792      $12.166          0
                              2007       $12.166      $12.494          0
                              2008       $12.494      $ 7.667          0
                              2009       $ 7.667      $ 9.456          0
                              2010       $ 9.456      $10.594          0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.121          0
                              2005       $10.121      $10.071          0
                              2006       $10.071      $10.242          0
                              2007       $10.242      $10.408          0
                              2008       $10.408      $ 9.812          0
                              2009       $ 9.812      $11.064          0
                              2010       $11.064      $11.619          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.873          0
                              2005       $ 9.873      $ 9.909          0
                              2006       $ 9.909      $10.125          0
                              2007       $10.125      $10.375          0
                              2008       $10.375      $10.412          0
                              2009       $10.412      $10.216          0
                              2010       $10.216      $ 9.983          0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.830          0
                              2005       $10.830      $12.563          0
                              2006       $12.563      $14.449          0
                              2007       $14.449      $16.514          0
                              2008       $16.514      $ 9.036          0
                              2009       $ 9.036      $11.138          0
                              2010       $11.138      $12.272          0
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.646          0
                              2005       $10.646      $10.961          0
                              2006       $10.961      $12.089          0
                              2007       $12.089      $11.965          0
                              2008       $11.965      $ 5.619          0
                              2009       $ 5.619      $ 8.106          0
                              2010       $ 8.106      $ 8.466          0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.208          0
                              2005       $10.208      $10.824          0
                              2006       $10.824      $11.210          0
                              2007       $11.210      $12.230          0
                              2008       $12.230      $ 6.852          0
                              2009       $ 6.852      $ 8.077          0
                              2010       $ 8.077      $ 9.086          0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.726          0
                              2007       $10.726      $11.298          0
                              2008       $11.298      $ 7.687          0
                              2009       $ 7.687      $ 9.607          0
                              2010       $ 9.607      $10.249          0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.887          0
                              2005       $10.887      $11.405          0
                              2006       $11.405      $12.361          0
                              2007       $12.361      $13.189          0
                              2008       $13.189      $ 9.185          0
                              2009       $ 9.185      $11.647          0
                              2010       $11.647      $12.941          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.093          0
                              2005       $10.093      $10.180          0
                              2006       $10.180      $10.250          0
                              2007       $10.250      $10.710          0
                              2008       $10.710      $10.617          0
                              2009       $10.617      $10.456          0
                              2010       $10.456      $10.710          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.981          0
                              2005       $10.981      $11.766          0
                              2006       $11.766      $13.325          0
                              2007       $13.325      $13.339          0
                              2008       $13.339      $ 8.830          0
                              2009       $ 8.830      $10.701          0
                              2010       $10.701      $11.723          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.009          0
                              2005       $11.009      $11.946          0
                              2006       $11.946      $12.240          0
                              2007       $12.240      $14.055          0
                              2008       $14.055      $ 7.296          0
                              2009       $ 7.296      $11.141          0
                              2010       $11.141      $13.847          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.728          0
                              2009       $ 6.728      $11.765          0
                              2010       $11.765      $14.364          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.198          0
                              2005       $11.198      $12.030          0
                              2006       $12.030      $13.518          0
                              2007       $13.518      $14.145          0
                              2008       $14.145      $ 9.959          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.959      $12.927          0
                              2010       $12.927      $14.563          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.899          0
                              2006       $10.899      $12.971          0
                              2007       $12.971      $11.891          0
                              2008       $11.891      $ 7.440          0
                              2009       $ 7.440      $ 7.028          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.527          0
                              2005       $10.527      $11.068          0
                              2006       $11.068      $11.934          0
                              2007       $11.934      $12.851          0
                              2008       $12.851      $10.533          0
                              2009       $10.533      $12.917          0
                              2010       $12.917      $13.638          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.213          0
                              2005       $11.213      $11.633          0
                              2006       $11.633      $13.412          0
                              2007       $13.412      $15.485          0
                              2008       $15.485      $14.525          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.385          0
                              2005       $11.385      $12.514          0
                              2006       $12.514      $13.335          0
                              2007       $13.335      $17.790          0
                              2008       $17.790      $ 9.674          0
                              2009       $ 9.674      $13.793          0
                              2010       $13.793      $14.342          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.234          0
                              2005       $11.234      $12.168          0
                              2006       $12.168      $13.163          0
                              2007       $13.163      $13.640          0
                              2008       $13.640      $ 8.492          0
                              2009       $ 8.492      $10.163          0
                              2010       $10.163      $10.874          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.443          0
                              2008       $ 9.443      $ 5.848          0
                              2009       $ 5.848      $ 7.387          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.387      $ 8.411          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.681          0
                              2008       $ 9.681      $ 6.086          0
                              2009       $ 6.086      $ 7.399          0
                              2010       $ 7.399      $ 7.909          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.229          0
                              2005       $10.229      $10.361          0
                              2006       $10.361      $11.927          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.325          0
                              2005       $10.325      $10.682          0
                              2006       $10.682      $12.283          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.771          0
                              2005       $10.771      $10.891          0
                              2006       $10.891      $11.736          0
                              2007       $11.736      $11.421          0
                              2008       $11.421      $ 7.708          0
                              2009       $ 7.708      $11.656          0
                              2010       $11.656      $13.055          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.554          0
                              2005       $10.554      $10.517          0
                              2006       $10.517      $11.297          0
                              2007       $11.297      $11.200          0
                              2008       $11.200      $ 7.802          0
                              2009       $ 7.802      $11.064          0
                              2010       $11.064      $12.360          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.375          0
                              2005       $10.375      $10.560          0
                              2006       $10.560      $11.066          0
                              2007       $11.066      $11.995          0
                              2008       $11.995      $ 7.381          0
                              2009       $ 7.381      $10.026          0
                              2010       $10.026      $10.980          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.710          0
                              2005       $10.710      $11.194          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.194      $12.319          0
                              2007       $12.319      $13.234          0
                              2008       $13.234      $ 8.626          0
                              2009       $ 8.626      $10.660          0
                              2010       $10.660      $11.542          0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.853          0
                              2005       $ 9.853      $10.106          0
                              2006       $10.106      $11.145          0
                              2007       $11.145      $11.127          0
                              2008       $11.127      $ 6.571          0
                              2009       $ 6.571      $10.454          0
                              2010       $10.454      $13.878          0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.684          0
                              2005       $10.684      $10.704          0
                              2006       $10.704      $11.669          0
                              2007       $11.669      $11.841          0
                              2008       $11.841      $ 8.982          0
                              2009       $ 8.982      $10.325          0
                              2010       $10.325      $11.054          0
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.072          0
                              2005       $11.072      $11.512          0
                              2006       $11.512      $13.547          0
                              2007       $13.547      $14.231          0
                              2008       $14.231      $ 9.346          0
                              2009       $ 9.346      $11.176          0
                              2010       $11.176      $12.137          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.285          0
                              2005       $11.285      $12.570          0
                              2006       $12.570      $14.407          0
                              2007       $14.407      $14.923          0
                              2008       $14.923      $ 8.694          0
                              2009       $ 8.694      $11.831          0
                              2010       $11.831      $13.368          0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.219          0
                              2005       $11.219      $12.021          0
                              2006       $12.021      $13.460          0
                              2007       $13.460      $12.959          0
                              2008       $12.959      $ 7.845          0
                              2009       $ 7.845      $10.486          0
                              2010       $10.486      $12.600          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.643          0
                              2006       $11.643      $11.677          0
                              2007       $11.677      $12.090          0
                              2008       $12.090      $ 5.995          0
                              2009       $ 5.995      $ 7.743          0
                              2010       $ 7.743      $ 9.615          0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.286          0
                              2005       $10.286      $10.562          0
                              2006       $10.562      $10.540          0
                              2007       $10.540      $10.665          0
                              2008       $10.665      $10.167          0
                              2009       $10.167      $11.480          0
                              2010       $11.480      $12.163          0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.867          0
                              2005       $ 9.867      $ 9.902          0
                              2006       $ 9.902      $10.117          0
                              2007       $10.117      $10.360          0
                              2008       $10.360      $10.344          0
                              2009       $10.344      $10.113          0
                              2010       $10.113      $ 9.880          0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.498          0
                              2005       $10.498      $10.466          0
                              2006       $10.466      $10.293          0
                              2007       $10.293      $11.124          0
                              2008       $11.124      $10.097          0
                              2009       $10.097      $11.674          0
                              2010       $11.674      $12.324          0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.188          0
                              2005       $10.188      $10.192          0
                              2006       $10.192      $10.337          0
                              2007       $10.337      $10.977          0
                              2008       $10.977      $11.236          0
                              2009       $11.236      $12.516          0
                              2010       $12.516      $13.214          0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.731          0
                              2005       $10.731      $10.767          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.767      $11.650          0
                              2007       $11.650      $10.870          0
                              2008       $10.870      $ 7.305          0
                              2009       $ 7.305      $ 7.025          0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.125          0
                              2005       $11.125      $10.373          0
                              2006       $10.373      $11.281          0
                              2007       $11.281      $11.711          0
                              2008       $11.711      $10.577          0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.501          0
                              2005       $10.501      $11.661          0
                              2006       $11.661      $12.684          0
                              2007       $12.684      $15.202          0
                              2008       $15.202      $ 8.797          0
                              2009       $ 8.797      $10.935          0
                              2010       $10.935      $11.875          0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.393          0
                              2005       $10.393      $10.722          0
                              2006       $10.722      $11.447          0
                              2007       $11.447      $12.573          0
                              2008       $12.573      $ 7.041          0
                              2009       $ 7.041      $ 9.748          0
                              2010       $ 9.748      $11.043          0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $11.004          0
                              2005       $11.004      $11.143          0
                              2006       $11.143      $12.911          0
                              2007       $12.911      $12.988          0
                              2008       $12.988      $ 8.083          0
                              2009       $ 8.083      $ 9.886          0
                              2010       $ 9.886      $11.077          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.287          0
                              2005       $10.287      $11.601          0
                              2006       $11.601      $11.761          0
                              2007       $11.761      $13.971          0
                              2008       $13.971      $ 6.910          0
                              2009       $ 6.910      $11.143          0
                              2010       $11.143      $13.342          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.734          0
                              2005       $12.734      $14.519          0
                              2006       $14.519      $19.520          0
                              2007       $19.520      $15.767          0
                              2008       $15.767      $ 9.536          0
                              2009       $ 9.536      $11.965          0
                              2010       $11.965      $15.135          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.994          0
                              2005       $11.994      $15.461          0
                              2006       $15.461      $21.061          0
                              2007       $21.061      $28.299          0
                              2008       $28.299      $ 9.732          0
                              2009       $ 9.732      $20.260          0
                              2010       $20.260      $25.094          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.340          0
                              2005       $12.340      $18.278          0
                              2006       $18.278      $22.222          0
                              2007       $22.222      $31.538          0
                              2008       $31.538      $16.591          0
                              2009       $16.591      $25.522          0
                              2010       $25.522      $32.209          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.826          0
                              2005       $ 9.826      $ 9.615          0
                              2006       $ 9.615      $10.202          0
                              2007       $10.202      $10.365          0
                              2008       $10.365      $ 8.796          0
                              2009       $ 8.796      $ 9.780          0
                              2010       $ 9.780      $10.026          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.25% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

        WITH MAV & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT ABR)

                           MORTALITY & EXPENSE = 2.3



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.120          0
                              2005       $10.120      $11.276          0
                              2006       $11.276      $13.093          0
                              2007       $13.093      $17.019          0
                              2008       $17.019      $ 9.091          0
                              2009       $ 9.091      $13.371          0
                              2010       $13.371      $14.829          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.005          0
                              2005       $10.005      $10.910          0
                              2006       $10.910      $11.170          0
                              2007       $11.170      $13.041          0
                              2008       $13.041      $ 6.835          0
                              2009       $ 6.835      $ 9.823          0
                              2010       $ 9.823      $10.825          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.525          0
                              2005       $10.525      $11.253          0
                              2006       $11.253      $12.069          0
                              2007       $12.069      $15.462          0
                              2008       $15.462      $ 6.266          0
                              2009       $ 6.266      $ 9.254          0
                              2010       $ 9.254      $10.738          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.118          0
                              2005       $10.118      $10.249          0
                              2006       $10.249      $10.717          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.717      $12.046          0
                              2008       $12.046      $ 8.358          0
                              2009       $ 8.358      $10.504          0
                              2010       $10.504      $11.683          0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.279          0
                              2005       $11.279      $12.842          0
                              2006       $12.842      $13.967          0
                              2007       $13.967      $15.989          0
                              2008       $15.989      $ 8.943          0
                              2009       $ 8.943      $11.824          0
                              2010       $11.824      $13.494          0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.735          0
                              2005       $10.735      $11.062          0
                              2006       $11.062      $12.949          0
                              2007       $12.949      $12.798          0
                              2008       $12.798      $ 7.143          0
                              2009       $ 7.143      $ 9.054          0
                              2010       $ 9.054      $10.155          0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.714          0
                              2005       $ 9.714      $10.003          0
                              2006       $10.003      $10.405          0
                              2007       $10.405      $12.861          0
                              2008       $12.861      $ 6.614          0
                              2009       $ 6.614      $ 8.260          0
                              2010       $ 8.260      $ 9.986          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.565          0
                              2005       $10.565      $10.782          0
                              2006       $10.782      $12.148          0
                              2007       $12.148      $12.469          0
                              2008       $12.469      $ 7.647          0
                              2009       $ 7.647      $ 9.427          0
                              2010       $ 9.427      $10.556          0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.116          0
                              2005       $10.116      $10.061          0
                              2006       $10.061      $10.227          0
                              2007       $10.227      $10.388          0
                              2008       $10.388      $ 9.787          0
                              2009       $ 9.787      $11.030          0
                              2010       $11.030      $11.578          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.869          0
                              2005       $ 9.869      $ 9.900          0
                              2006       $ 9.900      $10.110          0
                              2007       $10.110      $10.355          0
                              2008       $10.355      $10.386          0
                              2009       $10.386      $10.185          0
                              2010       $10.185      $ 9.948          0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.825          0
                              2005       $10.825      $12.551          0
                              2006       $12.551      $14.428          0
                              2007       $14.428      $16.481          0
                              2008       $16.481      $ 9.014          0
                              2009       $ 9.014      $11.104          0
                              2010       $11.104      $12.228          0
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.641          0
                              2005       $10.641      $10.950          0
                              2006       $10.950      $12.071          0
                              2007       $12.071      $11.941          0
                              2008       $11.941      $ 5.605          0
                              2009       $ 5.605      $ 8.082          0
                              2010       $ 8.082      $ 8.436          0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.203          0
                              2005       $10.203      $10.813          0
                              2006       $10.813      $11.194          0
                              2007       $11.194      $12.205          0
                              2008       $12.205      $ 6.834          0
                              2009       $ 6.834      $ 8.052          0
                              2010       $ 8.052      $ 9.054          0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.723          0
                              2007       $10.723      $11.288          0
                              2008       $11.288      $ 7.676          0
                              2009       $ 7.676      $ 9.589          0
                              2010       $ 9.589      $10.224          0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.882          0
                              2005       $10.882      $11.394          0
                              2006       $11.394      $12.342          0
                              2007       $12.342      $13.163          0
                              2008       $13.163      $ 9.162          0
                              2009       $ 9.162      $11.612          0
                              2010       $11.612      $12.895          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.089          0
                              2005       $10.089      $10.170          0
                              2006       $10.170      $10.235          0
                              2007       $10.235      $10.689          0
                              2008       $10.689      $10.590          0
                              2009       $10.590      $10.425          0
                              2010       $10.425      $10.672          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.976          0
                              2005       $10.976      $11.754          0
                              2006       $11.754      $13.306          0
                              2007       $13.306      $13.312          0
                              2008       $13.312      $ 8.807          0
                              2009       $ 8.807      $10.668          0
                              2010       $10.668      $11.682          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $11.004          0
                              2005       $11.004      $11.934          0
                              2006       $11.934      $12.222          0
                              2007       $12.222      $14.026          0
                              2008       $14.026      $ 7.278          0
                              2009       $ 7.278      $11.107          0
                              2010       $11.107      $13.798          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.711          0
                              2009       $ 6.711      $11.730          0
                              2010       $11.730      $14.313          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.193          0
                              2005       $11.193      $12.018          0
                              2006       $12.018      $13.498          0
                              2007       $13.498      $14.117          0
                              2008       $14.117      $ 9.934          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.934      $12.888          0
                              2010       $12.888      $14.511          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.895          0
                              2006       $10.895      $12.960          0
                              2007       $12.960      $11.874          0
                              2008       $11.874      $ 7.426          0
                              2009       $ 7.426      $ 7.013          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.522          0
                              2005       $10.522      $11.057          0
                              2006       $11.057      $11.916          0
                              2007       $11.916      $12.825          0
                              2008       $12.825      $10.507          0
                              2009       $10.507      $12.878          0
                              2010       $12.878      $13.590          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.207          0
                              2005       $11.207      $11.621          0
                              2006       $11.621      $13.392          0
                              2007       $13.392      $15.454          0
                              2008       $15.454      $14.494          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.379          0
                              2005       $11.379      $12.502          0
                              2006       $12.502      $13.315          0
                              2007       $13.315      $17.754          0
                              2008       $17.754      $ 9.649          0
                              2009       $ 9.649      $13.752          0
                              2010       $13.752      $14.291          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.229          0
                              2005       $11.229      $12.156          0
                              2006       $12.156      $13.143          0
                              2007       $13.143      $13.613          0
                              2008       $13.613      $ 8.471          0
                              2009       $ 8.471      $10.132          0
                              2010       $10.132      $10.839          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.440          0
                              2008       $ 9.440      $ 5.843          0
                              2009       $ 5.843      $ 7.377          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.377      $ 8.396          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.678          0
                              2008       $ 9.678      $ 6.081          0
                              2009       $ 6.081      $ 7.389          0
                              2010       $ 7.389      $ 7.894          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.224          0
                              2005       $10.224      $10.351          0
                              2006       $10.351      $11.909          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.320          0
                              2005       $10.320      $10.672          0
                              2006       $10.672      $12.265          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.766          0
                              2005       $10.766      $10.881          0
                              2006       $10.881      $11.719          0
                              2007       $11.719      $11.398          0
                              2008       $11.398      $ 7.689          0
                              2009       $ 7.689      $11.621          0
                              2010       $11.621      $13.009          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.549          0
                              2005       $10.549      $10.507          0
                              2006       $10.507      $11.281          0
                              2007       $11.281      $11.178          0
                              2008       $11.178      $ 7.783          0
                              2009       $ 7.783      $11.031          0
                              2010       $11.031      $12.316          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.370          0
                              2005       $10.370      $10.549          0
                              2006       $10.549      $11.049          0
                              2007       $11.049      $11.971          0
                              2008       $11.971      $ 7.363          0
                              2009       $ 7.363      $ 9.996          0
                              2010       $ 9.996      $10.942          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.705          0
                              2005       $10.705      $11.183          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.183      $12.300          0
                              2007       $12.300      $13.208          0
                              2008       $13.208      $ 8.604          0
                              2009       $ 8.604      $10.628          0
                              2010       $10.628      $11.501          0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.848          0
                              2005       $ 9.848      $10.096          0
                              2006       $10.096      $11.129          0
                              2007       $11.129      $11.105          0
                              2008       $11.105      $ 6.555          0
                              2009       $ 6.555      $10.422          0
                              2010       $10.422      $13.829          0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.679          0
                              2005       $10.679      $10.694          0
                              2006       $10.694      $11.651          0
                              2007       $11.651      $11.818          0
                              2008       $11.818      $ 8.959          0
                              2009       $ 8.959      $10.294          0
                              2010       $10.294      $11.015          0
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.067          0
                              2005       $11.067      $11.500          0
                              2006       $11.500      $13.527          0
                              2007       $13.527      $14.203          0
                              2008       $14.203      $ 9.323          0
                              2009       $ 9.323      $11.142          0
                              2010       $11.142      $12.095          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.280          0
                              2005       $11.280      $12.558          0
                              2006       $12.558      $14.386          0
                              2007       $14.386      $14.893          0
                              2008       $14.893      $ 8.673          0
                              2009       $ 8.673      $11.796          0
                              2010       $11.796      $13.321          0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.214          0
                              2005       $11.214      $12.009          0
                              2006       $12.009      $13.440          0
                              2007       $13.440      $12.933          0
                              2008       $12.933      $ 7.825          0
                              2009       $ 7.825      $10.454          0
                              2010       $10.454      $12.556          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.639          0
                              2006       $11.639      $11.667          0
                              2007       $11.667      $12.073          0
                              2008       $12.073      $ 5.984          0
                              2009       $ 5.984      $ 7.725          0
                              2010       $ 7.725      $ 9.587          0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.281          0
                              2005       $10.281      $10.552          0
                              2006       $10.552      $10.525          0
                              2007       $10.525      $10.644          0
                              2008       $10.644      $10.141          0
                              2009       $10.141      $11.445          0
                              2010       $11.445      $12.120          0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.862          0
                              2005       $ 9.862      $ 9.893          0
                              2006       $ 9.893      $10.102          0
                              2007       $10.102      $10.339          0
                              2008       $10.339      $10.318          0
                              2009       $10.318      $10.082          0
                              2010       $10.082      $ 9.845          0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.494          0
                              2005       $10.494      $10.456          0
                              2006       $10.456      $10.278          0
                              2007       $10.278      $11.101          0
                              2008       $11.101      $10.072          0
                              2009       $10.072      $11.639          0
                              2010       $11.639      $12.281          0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.183          0
                              2005       $10.183      $10.182          0
                              2006       $10.182      $10.322          0
                              2007       $10.322      $10.956          0
                              2008       $10.956      $11.208          0
                              2009       $11.208      $12.478          0
                              2010       $12.478      $13.168          0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.728          0
                              2005       $10.728      $10.758          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.758      $11.634          0
                              2007       $11.634      $10.850          0
                              2008       $10.850      $ 7.287          0
                              2009       $ 7.287      $ 7.007          0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.120          0
                              2005       $11.120      $10.362          0
                              2006       $10.362      $11.265          0
                              2007       $11.265      $11.688          0
                              2008       $11.688      $10.556          0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.496          0
                              2005       $10.496      $11.650          0
                              2006       $11.650      $12.666          0
                              2007       $12.666      $15.171          0
                              2008       $15.171      $ 8.775          0
                              2009       $ 8.775      $10.902          0
                              2010       $10.902      $11.833          0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.388          0
                              2005       $10.388      $10.711          0
                              2006       $10.711      $11.430          0
                              2007       $11.430      $12.548          0
                              2008       $12.548      $ 7.023          0
                              2009       $ 7.023      $ 9.719          0
                              2010       $ 9.719      $11.004          0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $10.999          0
                              2005       $10.999      $11.132          0
                              2006       $11.132      $12.892          0
                              2007       $12.892      $12.962          0
                              2008       $12.962      $ 8.063          0
                              2009       $ 8.063      $ 9.856          0
                              2010       $ 9.856      $11.038          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.282          0
                              2005       $10.282      $11.590          0
                              2006       $11.590      $11.744          0
                              2007       $11.744      $13.943          0
                              2008       $13.943      $ 6.893          0
                              2009       $ 6.893      $11.110          0
                              2010       $11.110      $13.295          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.728          0
                              2005       $12.728      $14.505          0
                              2006       $14.505      $19.491          0
                              2007       $19.491      $15.735          0
                              2008       $15.735      $ 9.512          0
                              2009       $ 9.512      $11.929          0
                              2010       $11.929      $15.081          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.988          0
                              2005       $11.988      $15.446          0
                              2006       $15.446      $21.030          0
                              2007       $21.030      $28.243          0
                              2008       $28.243      $ 9.708          0
                              2009       $ 9.708      $20.198          0
                              2010       $20.198      $25.006          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.334          0
                              2005       $12.334      $18.261          0
                              2006       $18.261      $22.189          0
                              2007       $22.189      $31.475          0
                              2008       $31.475      $16.549          0
                              2009       $16.549      $25.445          0
                              2010       $25.445      $32.095          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.821          0
                              2005       $ 9.821      $ 9.606          0
                              2006       $ 9.606      $10.187          0
                              2007       $10.187      $10.345          0
                              2008       $10.345      $ 8.774          0
                              2009       $ 8.774      $ 9.751          0
                              2010       $ 9.751      $ 9.990          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.30% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

 WITH EPB (ANNUAL INCREASE) & EEDB 71-79 (& WITH/WITHOUT SPB AND WITH/WITHOUT
                                     ABR)

                           MORTALITY & EXPENSE = 2.4



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.111          0
                              2005       $10.111      $11.254          0
                              2006       $11.254      $13.054          0
                              2007       $13.054      $16.951          0
                              2008       $16.951      $ 9.046          0
                              2009       $ 9.046      $13.290          0
                              2010       $13.290      $14.724          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $ 9.995          0
                              2005       $ 9.995      $10.888          0
                              2006       $10.888      $11.137          0
                              2007       $11.137      $12.989          0
                              2008       $12.989      $ 6.801          0
                              2009       $ 6.801      $ 9.764          0
                              2010       $ 9.764      $10.749          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.515          0
                              2005       $10.515      $11.231          0
                              2006       $11.231      $12.034          0
                              2007       $12.034      $15.400          0
                              2008       $15.400      $ 6.235          0
                              2009       $ 6.235      $ 9.198          0
                              2010       $ 9.198      $10.662          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.108          0
                              2005       $10.108      $10.229          0
                              2006       $10.229      $10.686          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.686      $11.998          0
                              2008       $11.998      $ 8.316          0
                              2009       $ 8.316      $10.440          0
                              2010       $10.440      $11.601          0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.268          0
                              2005       $11.268      $12.817          0
                              2006       $12.817      $13.926          0
                              2007       $13.926      $15.925          0
                              2008       $15.925      $ 8.898          0
                              2009       $ 8.898      $11.752          0
                              2010       $11.752      $13.398          0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.725          0
                              2005       $10.725      $11.040          0
                              2006       $11.040      $12.911          0
                              2007       $12.911      $12.746          0
                              2008       $12.746      $ 7.107          0
                              2009       $ 7.107      $ 9.000          0
                              2010       $ 9.000      $10.084          0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.705          0
                              2005       $ 9.705      $ 9.983          0
                              2006       $ 9.983      $10.374          0
                              2007       $10.374      $12.810          0
                              2008       $12.810      $ 6.581          0
                              2009       $ 6.581      $ 8.210          0
                              2010       $ 8.210      $ 9.915          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.555          0
                              2005       $10.555      $10.761          0
                              2006       $10.761      $12.112          0
                              2007       $12.112      $12.419          0
                              2008       $12.419      $ 7.609          0
                              2009       $ 7.609      $ 9.370          0
                              2010       $ 9.370      $10.482          0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.107          0
                              2005       $10.107      $10.042          0
                              2006       $10.042      $10.196          0
                              2007       $10.196      $10.346          0
                              2008       $10.346      $ 9.738          0
                              2009       $ 9.738      $10.964          0
                              2010       $10.964      $11.496          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.859          0
                              2005       $ 9.859      $ 9.880          0
                              2006       $ 9.880      $10.079          0
                              2007       $10.079      $10.313          0
                              2008       $10.313      $10.334          0
                              2009       $10.334      $10.123          0
                              2010       $10.123      $ 9.877          0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.815          0
                              2005       $10.815      $12.526          0
                              2006       $12.526      $14.385          0
                              2007       $14.385      $16.415          0
                              2008       $16.415      $ 8.968          0
                              2009       $ 8.968      $11.037          0
                              2010       $11.037      $12.142          0
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.631          0
                              2005       $10.631      $10.929          0
                              2006       $10.929      $12.035          0
                              2007       $12.035      $11.893          0
                              2008       $11.893      $ 5.577          0
                              2009       $ 5.577      $ 8.033          0
                              2010       $ 8.033      $ 8.376          0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.194          0
                              2005       $10.194      $10.792          0
                              2006       $10.792      $11.161          0
                              2007       $11.161      $12.157          0
                              2008       $12.157      $ 6.800          0
                              2009       $ 6.800      $ 8.004          0
                              2010       $ 8.004      $ 8.990          0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.715          0
                              2007       $10.715      $11.269          0
                              2008       $11.269      $ 7.655          0
                              2009       $ 7.655      $ 9.553          0
                              2010       $ 9.553      $10.175          0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.872          0
                              2005       $10.872      $11.371          0
                              2006       $11.371      $12.306          0
                              2007       $12.306      $13.110          0
                              2008       $13.110      $ 9.116          0
                              2009       $ 9.116      $11.542          0
                              2010       $11.542      $12.804          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.079          0
                              2005       $10.079      $10.150          0
                              2006       $10.150      $10.204          0
                              2007       $10.204      $10.646          0
                              2008       $10.646      $10.537          0
                              2009       $10.537      $10.362          0
                              2010       $10.362      $10.596          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.965          0
                              2005       $10.965      $11.731          0
                              2006       $11.731      $13.266          0
                              2007       $13.266      $13.259          0
                              2008       $13.259      $ 8.763          0
                              2009       $ 8.763      $10.604          0
                              2010       $10.604      $11.600          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.994          0
                              2005       $10.994      $11.911          0
                              2006       $11.911      $12.186          0
                              2007       $12.186      $13.970          0
                              2008       $13.970      $ 7.241          0
                              2009       $ 7.241      $11.040          0
                              2010       $11.040      $13.701          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.678          0
                              2009       $ 6.678      $11.659          0
                              2010       $11.659      $14.212          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.183          0
                              2005       $11.183      $11.995          0
                              2006       $11.995      $13.458          0
                              2007       $13.458      $14.060          0
                              2008       $14.060      $ 9.884          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.884      $12.810          0
                              2010       $12.810      $14.409          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.888          0
                              2006       $10.888      $12.938          0
                              2007       $12.938      $11.842          0
                              2008       $11.842      $ 7.398          0
                              2009       $ 7.398      $ 6.985          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.512          0
                              2005       $10.512      $11.035          0
                              2006       $11.035      $11.881          0
                              2007       $11.881      $12.774          0
                              2008       $12.774      $10.454          0
                              2009       $10.454      $12.801          0
                              2010       $12.801      $13.494          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.197          0
                              2005       $11.197      $11.599          0
                              2006       $11.599      $13.352          0
                              2007       $13.352      $15.393          0
                              2008       $15.393      $14.431          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.369          0
                              2005       $11.369      $12.477          0
                              2006       $12.477      $13.275          0
                              2007       $13.275      $17.683          0
                              2008       $17.683      $ 9.601          0
                              2009       $ 9.601      $13.669          0
                              2010       $13.669      $14.191          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.219          0
                              2005       $11.219      $12.133          0
                              2006       $12.133      $13.104          0
                              2007       $13.104      $13.558          0
                              2008       $13.558      $ 8.428          0
                              2009       $ 8.428      $10.071          0
                              2010       $10.071      $10.770          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.433          0
                              2008       $ 9.433      $ 5.833          0
                              2009       $ 5.833      $ 7.357          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.357      $ 8.364          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.671          0
                              2008       $ 9.671      $ 6.070          0
                              2009       $ 6.070      $ 7.368          0
                              2010       $ 7.368      $ 7.864          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.215          0
                              2005       $10.215      $10.330          0
                              2006       $10.330      $11.874          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.311          0
                              2005       $10.311      $10.651          0
                              2006       $10.651      $12.229          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.756          0
                              2005       $10.756      $10.859          0
                              2006       $10.859      $11.684          0
                              2007       $11.684      $11.353          0
                              2008       $11.353      $ 7.650          0
                              2009       $ 7.650      $11.550          0
                              2010       $11.550      $12.917          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.539          0
                              2005       $10.539      $10.487          0
                              2006       $10.487      $11.247          0
                              2007       $11.247      $11.133          0
                              2008       $11.133      $ 7.744          0
                              2009       $ 7.744      $10.964          0
                              2010       $10.964      $12.229          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.360          0
                              2005       $10.360      $10.529          0
                              2006       $10.529      $11.016          0
                              2007       $11.016      $11.923          0
                              2008       $11.923      $ 7.326          0
                              2009       $ 7.326      $ 9.935          0
                              2010       $ 9.935      $10.864          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.695          0
                              2005       $10.695      $11.161          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.161      $12.264          0
                              2007       $12.264      $13.155          0
                              2008       $13.155      $ 8.561          0
                              2009       $ 8.561      $10.563          0
                              2010       $10.563      $11.420          0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.839          0
                              2005       $ 9.839      $10.076          0
                              2006       $10.076      $11.096          0
                              2007       $11.096      $11.060          0
                              2008       $11.060      $ 6.522          0
                              2009       $ 6.522      $10.360          0
                              2010       $10.360      $13.731          0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.669          0
                              2005       $10.669      $10.673          0
                              2006       $10.673      $11.617          0
                              2007       $11.617      $11.770          0
                              2008       $11.770      $ 8.914          0
                              2009       $ 8.914      $10.232          0
                              2010       $10.232      $10.937          0
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.056          0
                              2005       $11.056      $11.478          0
                              2006       $11.478      $13.487          0
                              2007       $13.487      $14.146          0
                              2008       $14.146      $ 9.276          0
                              2009       $ 9.276      $11.075          0
                              2010       $11.075      $12.009          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.270          0
                              2005       $11.270      $12.534          0
                              2006       $12.534      $14.343          0
                              2007       $14.343      $14.833          0
                              2008       $14.833      $ 8.629          0
                              2009       $ 8.629      $11.724          0
                              2010       $11.724      $13.227          0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.203          0
                              2005       $11.203      $11.986          0
                              2006       $11.986      $13.400          0
                              2007       $13.400      $12.881          0
                              2008       $12.881      $ 7.786          0
                              2009       $ 7.786      $10.391          0
                              2010       $10.391      $12.467          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.631          0
                              2006       $11.631      $11.647          0
                              2007       $11.647      $12.040          0
                              2008       $12.040      $ 5.962          0
                              2009       $ 5.962      $ 7.688          0
                              2010       $ 7.688      $ 9.532          0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.272          0
                              2005       $10.272      $10.531          0
                              2006       $10.531      $10.493          0
                              2007       $10.493      $10.601          0
                              2008       $10.601      $10.090          0
                              2009       $10.090      $11.376          0
                              2010       $11.376      $12.034          0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.853          0
                              2005       $ 9.853      $ 9.873          0
                              2006       $ 9.873      $10.072          0
                              2007       $10.072      $10.298          0
                              2008       $10.298      $10.267          0
                              2009       $10.267      $10.021          0
                              2010       $10.021      $ 9.775          0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.484          0
                              2005       $10.484      $10.435          0
                              2006       $10.435      $10.247          0
                              2007       $10.247      $11.057          0
                              2008       $11.057      $10.021          0
                              2009       $10.021      $11.568          0
                              2010       $11.568      $12.194          0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.174          0
                              2005       $10.174      $10.162          0
                              2006       $10.162      $10.291          0
                              2007       $10.291      $10.912          0
                              2008       $10.912      $11.152          0
                              2009       $11.152      $12.403          0
                              2010       $12.403      $13.075          0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.720          0
                              2005       $10.720      $10.739          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.739      $11.602          0
                              2007       $11.602      $10.809          0
                              2008       $10.809      $ 7.253          0
                              2009       $ 7.253      $ 6.972          0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.110          0
                              2005       $11.110      $10.342          0
                              2006       $10.342      $11.231          0
                              2007       $11.231      $11.641          0
                              2008       $11.641      $10.513          0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.486          0
                              2005       $10.486      $11.627          0
                              2006       $11.627      $12.628          0
                              2007       $12.628      $15.111          0
                              2008       $15.111      $ 8.731          0
                              2009       $ 8.731      $10.836          0
                              2010       $10.836      $11.750          0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.378          0
                              2005       $10.378      $10.691          0
                              2006       $10.691      $11.396          0
                              2007       $11.396      $12.498          0
                              2008       $12.498      $ 6.988          0
                              2009       $ 6.988      $ 9.660          0
                              2010       $ 9.660      $10.926          0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $10.988          0
                              2005       $10.988      $11.110          0
                              2006       $11.110      $12.854          0
                              2007       $12.854      $12.910          0
                              2008       $12.910      $ 8.022          0
                              2009       $ 8.022      $ 9.796          0
                              2010       $ 9.796      $10.960          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.273          0
                              2005       $10.273      $11.567          0
                              2006       $11.567      $11.709          0
                              2007       $11.709      $13.887          0
                              2008       $13.887      $ 6.858          0
                              2009       $ 6.858      $11.043          0
                              2010       $11.043      $13.201          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.716          0
                              2005       $12.716      $14.477          0
                              2006       $14.477      $19.433          0
                              2007       $19.433      $15.672          0
                              2008       $15.672      $ 9.465          0
                              2009       $ 9.465      $11.857          0
                              2010       $11.857      $14.975          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.977          0
                              2005       $11.977      $15.416          0
                              2006       $15.416      $20.968          0
                              2007       $20.968      $28.130          0
                              2008       $28.130      $ 9.659          0
                              2009       $ 9.659      $20.076          0
                              2010       $20.076      $24.829          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.323          0
                              2005       $12.323      $18.225          0
                              2006       $18.225      $22.123          0
                              2007       $22.123      $31.349          0
                              2008       $31.349      $16.466          0
                              2009       $16.466      $25.291          0
                              2010       $25.291      $31.869          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.812          0
                              2005       $ 9.812      $ 9.587          0
                              2006       $ 9.587      $10.157          0
                              2007       $10.157      $10.303          0
                              2008       $10.303      $ 8.730          0
                              2009       $ 8.730      $ 9.692          0
                              2010       $ 9.692      $ 9.920          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.40% and an administrative expense charge of 0.10%.

    CONSULTANT SOLUTIONS VARIABLE ANNUITIES: LBL CONSULTANT SOLUTION SELECT
                                CONTRACTS - SAI

 ACCUMULATION UNIT VALUE AND NUMBER OF ACCUMULATION UNITS OUTSTANDING FOR EACH
                             VARIABLE SUB-ACCOUNT*

     WITH MAV & EPB (ANNUAL INCREASE) & EEDB 0-70 (& WITH/WITHOUT SPB AND
                               WITH/WITHOUT ABR)

                          MORTALITY & EXPENSE = 2.45



                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 ALGER CAPITAL APPRECIATION PORTFOLIO - CLASS S
                              2004       $10.000      $10.106          0
                              2005       $10.106      $11.243          0
                              2006       $11.243      $13.035          0
                              2007       $13.035      $16.917          0
                              2008       $16.917      $ 9.023          0
                              2009       $ 9.023      $13.250          0
                              2010       $13.250      $14.672          0
 ALGER LARGE CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $ 9.991          0
                              2005       $ 9.991      $10.878          0
                              2006       $10.878      $11.121          0
                              2007       $11.121      $12.963          0
                              2008       $12.963      $ 6.784          0
                              2009       $ 6.784      $ 9.734          0
                              2010       $ 9.734      $10.711          0
 ALGER MID CAP GROWTH PORTFOLIO - CLASS S
                              2004       $10.000      $10.510          0
                              2005       $10.510      $11.220          0
                              2006       $11.220      $12.016          0
                              2007       $12.016      $15.369          0
                              2008       $15.369      $ 6.219          0
                              2009       $ 6.219      $ 9.171          0
                              2010       $ 9.171      $10.624          0
 FIDELITY VIP ASSET MANAGER PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.104          0
                              2005       $10.104      $10.219          0
                              2006       $10.219      $10.670          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2007       $10.670      $11.974          0
                              2008       $11.974      $ 8.295          0
                              2009       $ 8.295      $10.409          0
                              2010       $10.409      $11.560          0
 FIDELITY VIP CONTRAFUND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $11.263          0
                              2005       $11.263      $12.804          0
                              2006       $12.804      $13.905          0
                              2007       $13.905      $15.893          0
                              2008       $15.893      $ 8.875          0
                              2009       $ 8.875      $11.717          0
                              2010       $11.717      $13.351          0
 FIDELITY VIP EQUITY-INCOME PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.720          0
                              2005       $10.720      $11.030          0
                              2006       $11.030      $12.891          0
                              2007       $12.891      $12.721          0
                              2008       $12.721      $ 7.089          0
                              2009       $ 7.089      $ 8.972          0
                              2010       $ 8.972      $10.048          0
 FIDELITY VIP GROWTH PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.700          0
                              2005       $ 9.700      $ 9.974          0
                              2006       $ 9.974      $10.359          0
                              2007       $10.359      $12.784          0
                              2008       $12.784      $ 6.564          0
                              2009       $ 6.564      $ 8.185          0
                              2010       $ 8.185      $ 9.880          0
 FIDELITY VIP INDEX 500 PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.550          0
                              2005       $10.550      $10.750          0
                              2006       $10.750      $12.094          0
                              2007       $12.094      $12.395          0
                              2008       $12.395      $ 7.590          0
                              2009       $ 7.590      $ 9.342          0
                              2010       $ 9.342      $10.445          0
 FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.102          0
                              2005       $10.102      $10.032          0
                              2006       $10.032      $10.181          0
                              2007       $10.181      $10.325          0
                              2008       $10.325      $ 9.714          0
                              2009       $ 9.714      $10.930          0
                              2010       $10.930      $11.456          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 FIDELITY VIP MONEY MARKET PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $ 9.855          0
                              2005       $ 9.855      $ 9.871          0
                              2006       $ 9.871      $10.064          0
                              2007       $10.064      $10.293          0
                              2008       $10.293      $10.308          0
                              2009       $10.308      $10.093          0
                              2010       $10.093      $ 9.842          0
 FIDELITY VIP OVERSEAS PORTFOLIO - SERVICE CLASS 2
                              2004       $10.000      $10.810          0
                              2005       $10.810      $12.514          0
                              2006       $12.514      $14.364          0
                              2007       $14.364      $16.382          0
                              2008       $16.382      $ 8.946          0
                              2009       $ 8.946      $11.003          0
                              2010       $11.003      $12.099          0
 INVESCO V.I. BASIC VALUE FUND - SERIES II
 FORMERLY, AIM V.I. BASIC VALUE FUND - SERIES II
                              2004       $10.000      $10.626          0
                              2005       $10.626      $10.918          0
                              2006       $10.918      $12.017          0
                              2007       $12.017      $11.869          0
                              2008       $11.869      $ 5.563          0
                              2009       $ 5.563      $ 8.008          0
                              2010       $ 8.008      $ 8.346          0
 INVESCO V.I. CAPITAL APPRECIATION FUND - SERIES II
 FORMERLY, AIM V.I. CAPITAL APPRECIATION FUND - SERIES II
                              2004       $10.000      $10.189          0
                              2005       $10.189      $10.782          0
                              2006       $10.782      $11.144          0
                              2007       $11.144      $12.132          0
                              2008       $12.132      $ 6.783          0
                              2009       $ 6.783      $ 7.979          0
                              2010       $ 7.979      $ 8.958          0
 INVESCO V.I. CORE EQUITY - SERIES II
 FORMERLY, AIM V.I. CORE EQUITY FUND - SERIES II
                              2006       $10.000      $10.712          0
                              2007       $10.712      $11.259          0
                              2008       $11.259      $ 7.645          0
                              2009       $ 7.645      $ 9.535          0
                              2010       $ 9.535      $10.151          0
 INVESCO V.I. MID CAP CORE EQUITY FUND - SERIES II
 FORMERLY, AIM V.I. MID CAP CORE EQUITY FUND - SERIES II

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2004       $10.000      $10.867          0
                              2005       $10.867      $11.360          0
                              2006       $11.360      $12.287          0
                              2007       $12.287      $13.084          0
                              2008       $13.084      $ 9.093          0
                              2009       $ 9.093      $11.507          0
                              2010       $11.507      $12.759          0
 INVESCO VAN KAMPEN V.I. GOVERNMENT FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GOVERNMENT PORTFOLIO, CLASS II
                              2004       $10.000      $10.075          0
                              2005       $10.075      $10.140          0
                              2006       $10.140      $10.189          0
                              2007       $10.189      $10.625          0
                              2008       $10.625      $10.510          0
                              2009       $10.510      $10.331          0
                              2010       $10.331      $10.559          0
 INVESCO VAN KAMPEN V.I. GROWTH AND INCOME FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT GROWTH AND INCOME PORTFOLIO, CLASS II
                              2004       $10.000      $10.960          0
                              2005       $10.960      $11.720          0
                              2006       $11.720      $13.246          0
                              2007       $13.246      $13.232          0
                              2008       $13.232      $ 8.741          0
                              2009       $ 8.741      $10.572          0
                              2010       $10.572      $11.559          0
 INVESCO VAN KAMPEN V.I. MID CAP GROWTH FUND - SERIES II
 FORMERLY, VAN KAMPEN LIT MID CAP GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.989          0
                              2005       $10.989      $11.899          0
                              2006       $11.899      $12.168          0
                              2007       $12.168      $13.942          0
                              2008       $13.942      $ 7.223          0
                              2009       $ 7.223      $11.007          0
                              2010       $11.007      $13.652          0
 JANUS ASPEN OVERSEAS PORTFOLIO - SERVICE SHARES
                              2008       $10.000      $ 6.661          0
                              2009       $ 6.661      $11.624          0
                              2010       $11.624      $14.161          0
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.178          0
                              2005       $11.178      $11.983          0
                              2006       $11.983      $13.438          0
                              2007       $13.438      $14.032          0
                              2008       $14.032      $ 9.859          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2009       $ 9.859      $12.771          0
                              2010       $12.771      $14.358          0
 JANUS ASPEN PERKINS SMALL COMPANY VALUE PORTFOLIO - SERVICE SHARES
                              2005       $10.000      $10.884          0
                              2006       $10.884      $12.927          0
                              2007       $12.927      $11.826          0
                              2008       $11.826      $ 7.384          0
                              2009       $ 7.384      $ 6.970          0
 JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $10.507          0
                              2005       $10.507      $11.025          0
                              2006       $11.025      $11.863          0
                              2007       $11.863      $12.748          0
                              2008       $12.748      $10.428          0
                              2009       $10.428      $12.762          0
                              2010       $12.762      $13.446          0
 JANUS ASPEN SERIES FOREIGN STOCK PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.192          0
                              2005       $11.192      $11.587          0
                              2006       $11.587      $13.332          0
                              2007       $13.332      $15.362          0
                              2008       $15.362      $14.400          0
 JANUS ASPEN SERIES FORTY PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.364          0
                              2005       $11.364      $12.465          0
                              2006       $12.465      $13.256          0
                              2007       $13.256      $17.648          0
                              2008       $17.648      $ 9.577          0
                              2009       $ 9.577      $13.627          0
                              2010       $13.627      $14.140          0
 JANUS ASPEN SERIES INTECH RISK-MANAGED CORE PORTFOLIO - SERVICE SHARES
                              2004       $10.000      $11.213          0
                              2005       $11.213      $12.121          0
                              2006       $12.121      $13.085          0
                              2007       $13.085      $13.531          0
                              2008       $13.531      $ 8.407          0
                              2009       $ 8.407      $10.040          0
                              2010       $10.040      $10.735          0
 LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL ALL CAP VALUE PORTFOLIO - CLASS I
   SHARES
 FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE FUNDAMENTAL VALUE PORTFOLIO - CLASS
   I
                              2007       $10.000      $ 9.430          0
                              2008       $ 9.430      $ 5.828          0
                              2009       $ 5.828      $ 7.347          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2010       $ 7.347      $ 8.348          0
 LEGG MASON CLEARBRIDGE VARIABLE LARGE CAP VALUE PORTFOLIO - CLASS I SHARES FORMERLY, LEGG MASON CLEARBRIDGE VARIABLE INVESTORS PORTFOLIO - CLASS I
                              2007       $10.000      $ 9.668          0
                              2008       $ 9.668      $ 6.065          0
                              2009       $ 6.065      $ 7.358          0
                              2010       $ 7.358      $ 7.849          0
 LEGG MASON PARTNERS VARIABLE ALL CAP PORTFOLIO - CLASS II
                              2004       $10.000      $10.210          0
                              2005       $10.210      $10.320          0
                              2006       $10.320      $11.856          0
 LEGG MASON PARTNERS VARIABLE INVESTORS PORTFOLIO - CLASS II
                              2004       $10.000      $10.306          0
                              2005       $10.306      $10.640          0
                              2006       $10.640      $12.210          0
 LEGG MASON WESTERN ASSET VARIABLE GLOBAL HIGH YIELD BOND PORTFOLIO - CLASS II
   SHARES
                              2004       $10.000      $10.751          0
                              2005       $10.751      $10.849          0
                              2006       $10.849      $11.667          0
                              2007       $11.667      $11.330          0
                              2008       $11.330      $ 7.631          0
                              2009       $ 7.631      $11.515          0
                              2010       $11.515      $12.871          0
 MFS HIGH INCOME SERIES - SERVICE CLASS
                              2004       $10.000      $10.534          0
                              2005       $10.534      $10.476          0
                              2006       $10.476      $11.230          0
                              2007       $11.230      $11.111          0
                              2008       $11.111      $ 7.724          0
                              2009       $ 7.724      $10.931          0
                              2010       $10.931      $12.186          0
 MFS INVESTORS GROWTH STOCK SERIES - SERVICE CLASS
                              2004       $10.000      $10.355          0
                              2005       $10.355      $10.519          0
                              2006       $10.519      $11.000          0
                              2007       $11.000      $11.900          0
                              2008       $11.900      $ 7.307          0
                              2009       $ 7.307      $ 9.905          0
                              2010       $ 9.905      $10.826          0
 MFS INVESTORS TRUST SERIES - SERVICE CLASS
                              2004       $10.000      $10.690          0
                              2005       $10.690      $11.150          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $11.150      $12.246          0
                              2007       $12.246      $13.129          0
                              2008       $13.129      $ 8.539          0
                              2009       $ 8.539      $10.531          0
                              2010       $10.531      $11.380          0
 MFS NEW DISCOVERY SERIES - SERVICE CLASS
                              2004       $10.000      $ 9.834          0
                              2005       $ 9.834      $10.067          0
                              2006       $10.067      $11.079          0
                              2007       $11.079      $11.038          0
                              2008       $11.038      $ 6.505          0
                              2009       $ 6.505      $10.328          0
                              2010       $10.328      $13.683          0
 MFS TOTAL RETURN SERIES - SERVICE CLASS
                              2004       $10.000      $10.664          0
                              2005       $10.664      $10.663          0
                              2006       $10.663      $11.599          0
                              2007       $11.599      $11.747          0
                              2008       $11.747      $ 8.892          0
                              2009       $ 8.892      $10.201          0
                              2010       $10.201      $10.899          0
 MFS VALUE SERIES - SERVICE CLASS
                              2004       $10.000      $11.051          0
                              2005       $11.051      $11.467          0
                              2006       $11.467      $13.467          0
                              2007       $13.467      $14.118          0
                              2008       $14.118      $ 9.253          0
                              2009       $ 9.253      $11.041          0
                              2010       $11.041      $11.967          0
 OPPENHEIMER GLOBAL SECURITIES FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.264          0
                              2005       $11.264      $12.521          0
                              2006       $12.521      $14.322          0
                              2007       $14.322      $14.803          0
                              2008       $14.803      $ 8.607          0
                              2009       $ 8.607      $11.689          0
                              2010       $11.689      $13.180          0
 OPPENHEIMER MAIN STREET SMALL CAP FUND/VA - SERVICE SHARES
                              2004       $10.000      $11.198          0
                              2005       $11.198      $11.974          0
                              2006       $11.974      $13.380          0
                              2007       $13.380      $12.855          0
                              2008       $12.855      $ 7.766          0
                              2009       $ 7.766      $10.359          0
                              2010       $10.359      $12.423          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 OPPENHEIMER SMALL- & MID-CAP GROWTH FUND/VA - SERVICE SHARES
 FORMERLY, OPPENHEIMER MIDCAP FUND/VA - SERVICE SHARES
                              2005       $10.000      $11.627          0
                              2006       $11.627      $11.637          0
                              2007       $11.637      $12.023          0
                              2008       $12.023      $ 5.950          0
                              2009       $ 5.950      $ 7.669          0
                              2010       $ 7.669      $ 9.504          0
 PIMCO VIT FOREIGN BOND PORTFOLIO (U.S. DOLLAR-HEDGED) - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.267          0
                              2005       $10.267      $10.521          0
                              2006       $10.521      $10.478          0
                              2007       $10.478      $10.580          0
                              2008       $10.580      $10.065          0
                              2009       $10.065      $11.341          0
                              2010       $11.341      $11.992          0
 PIMCO VIT MONEY MARKET PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $ 9.849          0
                              2005       $ 9.849      $ 9.864          0
                              2006       $ 9.864      $10.057          0
                              2007       $10.057      $10.277          0
                              2008       $10.277      $10.241          0
                              2009       $10.241      $ 9.991          0
                              2010       $ 9.991      $ 9.741          0
 PIMCO VIT REAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.479          0
                              2005       $10.479      $10.425          0
                              2006       $10.425      $10.232          0
                              2007       $10.232      $11.035          0
                              2008       $11.035      $ 9.996          0
                              2009       $ 9.996      $11.533          0
                              2010       $11.533      $12.151          0
 PIMCO VIT TOTAL RETURN PORTFOLIO - ADMINISTRATIVE SHARES
                              2004       $10.000      $10.169          0
                              2005       $10.169      $10.152          0
                              2006       $10.152      $10.276          0
                              2007       $10.276      $10.890          0
                              2008       $10.890      $11.124          0
                              2009       $11.124      $12.366          0
                              2010       $12.366      $13.028          0
 PREMIER VIT OPCAP BALANCED PORTFOLIO
                              2004       $10.000      $10.717          0
                              2005       $10.717      $10.730          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
                              2006       $10.730      $11.587          0
                              2007       $11.587      $10.789          0
                              2008       $10.789      $ 7.235          0
                              2009       $ 7.235      $ 6.954          0
 PREMIER VIT OPCAP RENAISSANCE PORTFOLIO
                              2004       $10.000      $11.105          0
                              2005       $11.105      $10.332          0
                              2006       $10.332      $11.214          0
                              2007       $11.214      $11.618          0
                              2008       $11.618      $10.492          0
 RYDEX SGI VT US LONG SHORT MOMENTUM
 FORMERLY, RYDEX VT ALL-CAP OPPORTUNITY
                              2004       $10.000      $10.482          0
                              2005       $10.482      $11.616          0
                              2006       $11.616      $12.609          0
                              2007       $12.609      $15.081          0
                              2008       $15.081      $ 8.709          0
                              2009       $ 8.709      $10.803          0
                              2010       $10.803      $11.708          0
 T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO - II
                              2004       $10.000      $10.374          0
                              2005       $10.374      $10.680          0
                              2006       $10.680      $11.379          0
                              2007       $11.379      $12.473          0
                              2008       $12.473      $ 6.970          0
                              2009       $ 6.970      $ 9.631          0
                              2010       $ 9.631      $10.887          0
 T. ROWE PRICE EQUITY INCOME PORTFOLIO - II
                              2004       $10.000      $10.983          0
                              2005       $10.983      $11.099          0
                              2006       $11.099      $12.834          0
                              2007       $12.834      $12.884          0
                              2008       $12.884      $ 8.002          0
                              2009       $ 8.002      $ 9.767          0
                              2010       $ 9.767      $10.921          0
 UIF CAPITAL GROWTH PORTFOLIO, CLASS II
                              2004       $10.000      $10.268          0
                              2005       $10.268      $11.556          0
                              2006       $11.556      $11.691          0
                              2007       $11.691      $13.860          0
                              2008       $13.860      $ 6.841          0
                              2009       $ 6.841      $11.009          0
                              2010       $11.009      $13.155          0

                                       ACCUMULATION ACCUMULATION   NUMBER OF
                          FOR THE YEAR  UNIT VALUE   UNIT VALUE      UNITS
                             ENDING    AT BEGINNING    AT END    OUTSTANDING AT
 SUB-ACCOUNTS             DECEMBER 31   OF PERIOD    OF PERIOD   END OF PERIOD
 ------------             ------------ ------------ ------------ --------------
 UIF U.S. REAL ESTATE PORTFOLIO, CLASS II
                              2004       $10.000      $12.711          0
                              2005       $12.711      $14.462          0
                              2006       $14.462      $19.404          0
                              2007       $19.404      $15.641          0
                              2008       $15.641      $ 9.441          0
                              2009       $ 9.441      $11.821          0
                              2010       $11.821      $14.922          0
 VAN ECK VIP EMERGING MARKETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE EMERGING MARKETS FUND
                              2004       $10.000      $11.972          0
                              2005       $11.972      $15.401          0
                              2006       $15.401      $20.937          0
                              2007       $20.937      $28.074          0
                              2008       $28.074      $ 9.634          0
                              2009       $ 9.634      $20.016          0
                              2010       $20.016      $24.741          0
 VAN ECK VIP GLOBAL HARD ASSETS FUND - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE HARD ASSETS FUND
                              2004       $10.000      $12.317          0
                              2005       $12.317      $18.207          0
                              2006       $18.207      $22.090          0
                              2007       $22.090      $31.287          0
                              2008       $31.287      $16.425          0
                              2009       $16.425      $25.215          0
                              2010       $25.215      $31.756          0
 VAN ECK VIP MULTI-MANAGER ALTERNATIVE - INITIAL CLASS
 FORMERLY, VAN ECK WORLDWIDE MULTI-MANAGER ALTERNATIVES FUND-CLS I
                              2004       $10.000      $ 9.808          0
                              2005       $ 9.808      $ 9.578          0
                              2006       $ 9.578      $10.142          0
                              2007       $10.142      $10.283          0
                              2008       $10.283      $ 8.708          0
                              2009       $ 8.708      $ 9.663          0
                              2010       $ 9.663      $ 9.885          0



* The Accumulation Unit Values in this table reflect a mortality and expense risk charge of 2.45% and an administrative expense charge of 0.10%.

                 --------------------------------
                     LINCOLN BENEFIT LIFE
                     VARIABLE ANNUITY
                     ACCOUNT
                     Financial Statements as of December 31,
                     2010 and for the periods ended
                     December 31, 2010 and 2009, and Report
                     of Independent Registered Public
                     Accounting Firm


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Insurance Company:

   We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Lincoln Benefit Life Variable Annuity Account (the "Accounts") as of December 31, 2010, the related statements of operations and changes in net assets for each of the periods presented for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of the Accounts' management. Our responsibility is to express an opinion on these financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Accounts' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the Accounts' fund managers. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Lincoln Benefit Life Variable Annuity Account as of December 31, 2010, the results of their operations and changes in their net assets for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Chicago, Illinois
March 22, 2011

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                            THE ALGER    THE ALGER   THE ALGER   THE ALGER   THE ALGER   THE ALGER
                           PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS
                           (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS S)
                           SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT
                          ------------- ----------- ----------- ----------- ----------- ------------
                                           ALGER                                           ALGER
                          ALGER CAPITAL  GROWTH &      ALGER     ALGER MID  ALGER SMALL   CAPITAL
                          APPRECIATION    INCOME     LARGE CAP  CAP GROWTH  CAP GROWTH  APPRECIATION
                           (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS S)
                          ------------- ----------- ----------- ----------- ----------- ------------
ASSETS
Investments at fair
  value..................  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           -----------  ----------  ----------  ----------- -----------  ----------
   Total assets..........  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           ===========  ==========  ==========  =========== ===========  ==========
NET ASSETS
Accumulation units.......  $13,497,367  $5,748,701  $7,571,239  $15,716,293 $11,822,776  $3,998,565
Contracts in payout
  (annuitization) period.       31,782      58,797      18,419        6,824      10,555          --
                           -----------  ----------  ----------  ----------- -----------  ----------
   Total net assets......  $13,529,149  $5,807,498  $7,589,658  $15,723,117 $11,833,331  $3,998,565
                           ===========  ==========  ==========  =========== ===========  ==========
FUND SHARE
  INFORMATION
Number of shares.........      259,378     566,585     173,756    1,233,186     369,215      78,342
                           ===========  ==========  ==========  =========== ===========  ==========
Cost of investments......  $ 9,771,094  $5,853,143  $6,993,635  $20,968,187 $ 8,633,267  $3,296,606
                           ===========  ==========  ==========  =========== ===========  ==========
ACCUMULATION
  UNIT VALUE
   Lowest................  $      8.95  $     7.17  $     7.31  $     10.41 $      8.33  $    14.52
                           ===========  ==========  ==========  =========== ===========  ==========
   Highest...............  $     22.99  $    13.80  $    14.12  $     19.56 $     14.04  $    15.97
                           ===========  ==========  ==========  =========== ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                              DWS         DWS
                                          INVESTMENT  INVESTMENT
                   THE ALGER   THE ALGER   VARIABLE    VARIABLE
                  PORTFOLIOS  PORTFOLIOS   INSURANCE   INSURANCE         DWS               DWS
                   (CLASS S)   (CLASS S)  TRUST FUNDS TRUST FUNDS VARIABLE SERIES I VARIABLE SERIES I
                  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT
                  ----------- ----------- ----------- ----------- ----------------- -----------------
                     ALGER       ALGER                                                     DWS
                   LARGE CAP    MID CAP       DWS         DWS                            GLOBAL
                    GROWTH      GROWTH    EQUITY 500   SMALL CAP         DWS          OPPORTUNITIES
                   (CLASS S)   (CLASS S)  INDEX VIP B INDEX VIP B    BOND VIP A           VIP A
                  ----------- ----------- ----------- ----------- ----------------- -----------------
ASSETS
Investments at
  fair value..... $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ----------  ----------- ----------   --------      ----------        ----------
   Total assets.. $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ==========  =========== ==========   ========      ==========        ==========
NET ASSETS
Accumulation
  units.......... $8,368,153  $ 8,393,045 $2,460,855   $739,317      $6,637,168        $7,819,571
Contracts in
  payout
  (annuitization)
  period.........      1,836           --         --         --           6,594             5,004
                  ----------  ----------- ----------   --------      ----------        ----------
   Total net
     assets...... $8,369,989  $ 8,393,045 $2,460,855   $739,317      $6,643,762        $7,824,575
                  ==========  =========== ==========   ========      ==========        ==========
FUND SHARE
  INFORMATION
Number of
  shares.........    194,109      680,149    186,853     59,622       1,173,810           547,939
                  ==========  =========== ==========   ========      ==========        ==========
Cost of
  investments.... $6,680,041  $10,714,365 $2,135,684   $719,174      $7,615,388        $7,137,020
                  ==========  =========== ==========   ========      ==========        ==========
ACCUMULATION
  UNIT VALUE
   Lowest........ $    10.60  $     10.51 $    13.05   $  17.35      $    12.23        $    12.53
                  ==========  =========== ==========   ========      ==========        ==========
   Highest....... $    14.81  $     11.56 $    13.89   $  18.47      $    15.82        $    23.97
                  ==========  =========== ==========   ========      ==========        ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               DWS           DWS          DWS      FEDERATED    FEDERATED    FEDERATED
                             VARIABLE     VARIABLE     VARIABLE    INSURANCE    INSURANCE    INSURANCE
                             SERIES I     SERIES I     SERIES II    SERIES       SERIES        SERIES
                           SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                           ------------ ------------- ----------- ----------- ------------- ------------
                                                                   FEDERATED    FEDERATED
                               DWS           DWS          DWS       CAPITAL   FUND FOR U.S.  FEDERATED
                            GROWTH AND  INTERNATIONAL  BALANCED     INCOME     GOVERNMENT   HIGH INCOME
                           INCOME VIP A     VIP A      VIP A II     FUND II   SECURITIES II BOND FUND II
                           ------------ ------------- ----------- ----------- ------------- ------------
ASSETS
Investments at fair value.  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ----------   ----------   ----------  ----------   -----------  -----------
   Total assets...........  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ==========   ==========   ==========  ==========   ===========  ===========
NET ASSETS
Accumulation units........  $1,396,999   $2,545,675   $4,789,070  $3,657,618   $18,512,127  $14,993,230
Contracts in payout
  (annuitization) period..          --        3,828       83,794      64,422       164,558       38,485
                            ----------   ----------   ----------  ----------   -----------  -----------
   Total net assets.......  $1,396,999   $2,549,503   $4,872,864  $3,722,040   $18,676,685  $15,031,715
                            ==========   ==========   ==========  ==========   ===========  ===========
FUND SHARE
  INFORMATION
Number of shares..........     184,788      310,159      220,193     406,780     1,624,060    2,138,224
                            ==========   ==========   ==========  ==========   ===========  ===========
Cost of investments.......  $1,379,749   $3,163,823   $4,634,528  $3,702,610   $18,450,738  $14,720,609
                            ==========   ==========   ==========  ==========   ===========  ===========
ACCUMULATION
  UNIT VALUE
   Lowest.................  $     8.82   $     7.20   $    11.13  $     9.72   $     14.29  $     15.90
                            ==========   ==========   ==========  ==========   ===========  ===========
   Highest................  $    10.35   $    10.70   $    11.48  $    17.91   $     18.97  $     24.10
                            ==========   ==========   ==========  ==========   ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                       FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                       VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                       INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                     PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                      SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ------------- ------------- ------------- ------------- ------------- -------------
                       VIP ASSET        VIP           VIP           VIP                      VIP MONEY
                        MANAGER     CONTRAFUND   EQUITY-INCOME    GROWTH     VIP INDEX 500    MARKET
                     ------------- ------------- ------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ----------    -----------   -----------   -----------   -----------   -----------
   Total assets.....  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
NET ASSETS
Accumulation units..  $7,625,935    $47,744,065   $22,750,409   $18,803,881   $28,476,955   $32,382,319
Contracts in payout
  (annuitization)
  period............       9,141         49,754        65,280        40,099        24,816        36,752
                      ----------    -----------   -----------   -----------   -----------   -----------
   Total net assets.  $7,635,076    $47,793,819   $22,815,689   $18,843,980   $28,501,771   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
FUND SHARE
  INFORMATION
Number of shares....     525,108      2,001,416     1,199,563       508,061       215,286    32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
Cost of investments.  $7,611,737    $49,384,298   $26,512,476   $18,091,355   $27,480,328   $32,419,071
                      ==========    ===========   ===========   ===========   ===========   ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $    11.83    $     12.98   $     11.75   $      6.69   $      8.60   $     10.95
                      ==========    ===========   ===========   ===========   ===========   ===========
   Highest..........  $    21.32    $     28.43   $     26.66   $     24.29   $     12.65   $     14.59
                      ==========    ===========   ===========   ===========   ===========   ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                    FIDELITY          FIDELITY          FIDELITY          FIDELITY          FIDELITY
                    FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE          VARIABLE
                    VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE         INSURANCE
                    INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                  PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                   SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
                                    VIP ASSET                              VIP
                       VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH       VIP INDEX 500
                    OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                  ------------- ----------------- ----------------- ----------------- ----------------- -----------------
ASSETS
Investments at
  fair value.....  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total assets..  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   ===========     ==========        ===========       ===========       ===========       ===========
NET ASSETS
Accumulation
  units..........  $12,466,364     $4,572,283        $27,155,594       $22,348,141       $11,956,939       $28,976,324
Contracts in
  payout
  (annuitization)
  period.........       15,718             --                 --            18,593                --            13,961
                   -----------     ----------        -----------       -----------       -----------       -----------
   Total net
     assets......  $12,482,082     $4,572,283        $27,155,594       $22,366,734       $11,956,939       $28,990,285
                   ===========     ==========        ===========       ===========       ===========       ===========
FUND SHARE
  INFORMATION
Number of
  shares.........      744,310        319,740          1,156,049         1,192,892           325,625           220,777
                   ===========     ==========        ===========       ===========       ===========       ===========
Cost of
  investments....  $13,251,965     $4,442,454        $30,998,082       $25,953,685       $10,255,336       $28,631,467
                   ===========     ==========        ===========       ===========       ===========       ===========
ACCUMULATION
  UNIT VALUE
   Lowest........  $      9.58     $    11.44        $     13.21       $      9.94       $      9.78       $     10.33
                   ===========     ==========        ===========       ===========       ===========       ===========
   Highest.......  $     18.96     $    12.58        $     14.53       $     11.18       $     13.90       $     11.37
                   ===========     ==========        ===========       ===========       ===========       ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                         FIDELITY          FIDELITY          FIDELITY
                         VARIABLE          VARIABLE          VARIABLE
                         INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                       PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                        SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                     ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                                 VIT
                      VIP INVESTMENT       VIP MONEY                        VIT STRATEGIC    STRUCTURED
                        GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL     SMALL CAP    INVESCO V. I.
                     (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY          EQUITY       BASIC VALUE
                     ----------------- ----------------- ----------------- --------------- --------------- -------------
ASSETS
Investments at fair
  value.............    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        -----------       -----------       -----------      ----------      ----------     -----------
   Total assets.....    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        ===========       ===========       ===========      ==========      ==========     ===========
NET ASSETS
Accumulation
  units.............    $38,523,122       $38,156,299       $24,370,875      $1,859,640      $1,720,895     $ 9,553,320
Contracts in payout
  (annuitization)
  period............         66,399                --                --           6,252          37,592           1,175
                        -----------       -----------       -----------      ----------      ----------     -----------
   Total net
     assets.........    $38,589,521       $38,156,299       $24,370,875      $1,865,892      $1,758,487     $ 9,554,495
                        ===========       ===========       ===========      ==========      ==========     ===========
FUND SHARE
  INFORMATION
Number of shares....      3,062,660        38,156,299         1,466,358         211,552         153,983       1,497,570
                        ===========       ===========       ===========      ==========      ==========     ===========
Cost of
  investments.......    $37,976,076       $38,156,299       $26,604,341      $2,063,915      $1,704,116     $12,272,187
                        ===========       ===========       ===========      ==========      ==========     ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $     11.33       $      9.74       $     11.97      $    10.04      $    17.11     $      8.79
                        ===========       ===========       ===========      ==========      ==========     ===========
   Highest..........    $     14.31       $     10.71       $     14.63      $    10.26      $    17.50     $      9.35
                        ===========       ===========       ===========      ==========      ==========     ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                   INVESCO        INVESCO        INVESCO
                     INVESCO        INVESCO         INVESCO      INVESTMENT     INVESTMENT     INVESTMENT
                   INVESTMENT     INVESTMENT      INVESTMENT      SERVICES       SERVICES       SERVICES
                    SERVICES       SERVICES        SERVICES       SERIES II      SERIES II      SERIES II
                   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                  ------------- --------------- --------------- ------------- --------------- -------------
                                                    INVESCO
                  INVESCO V. I.     INVESCO     VAN KAMPEN V.I. INVESCO V. I.  INVESCO V. I.  INVESCO V. I.
                     CAPITAL    VAN KAMPEN V.I.  U.S. MID CAP       BASIC         CAPITAL         CORE
                  APPRECIATIOM    HIGH YIELD         VALUE        VALUE II    APPRECIATION II   EQUITY II
                  ------------- --------------- --------------- ------------- --------------- -------------
ASSETS
Investments at
  fair value.....   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    --------      ----------      -----------    ----------     ----------     ----------
   Total assets..   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    ========      ==========      ===========    ==========     ==========     ==========
NET ASSETS
Accumulation
  units..........   $517,370      $3,271,497      $21,810,801    $6,238,099     $1,688,438     $4,933,372
Contracts in
  payout
  (annuitization)
  period.........      2,385          16,967           16,072            --             --             --
                    --------      ----------      -----------    ----------     ----------     ----------
   Total net
     assets......   $519,755      $3,288,464      $21,826,873    $6,238,099     $1,688,438     $4,933,372
                    ========      ==========      ===========    ==========     ==========     ==========
FUND SHARE
  INFORMATION
Number of
  shares.........     22,307         277,274        1,706,558       983,927         73,667        183,944
                    ========      ==========      ===========    ==========     ==========     ==========
Cost of
  investments....   $548,339      $9,036,982      $23,998,260    $7,789,511     $1,694,723     $4,446,222
                    ========      ==========      ===========    ==========     ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $   8.51      $    13.29      $     14.44    $     8.26     $     8.86     $    10.08
                    ========      ==========      ===========    ==========     ==========     ==========
   Highest.......   $   8.80      $    15.04      $     18.90    $     9.08     $     9.75     $    10.75
                    ========      ==========      ===========    ==========     ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                        INVESCO       INVESCO      INVESCO     INVESCO
                      INVESTMENT    INVESTMENT   INVESTMENT  INVESTMENT
                       SERVICES      SERVICES     SERVICES    SERVICES     J.P. MORGAN   JANUS ASPEN
                       SERIES II     SERIES II    SERIES II   SERIES II  SERIES TRUST II   SERIES
                      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ------------- ------------- ----------- ----------- --------------- -----------
                                                 INVESCO VAN INVESCO VAN
                     INVESCO V. I.  INVESCO VAN  KAMPEN V.I. KAMPEN V.I.   JPMORGAN IT
                     MID CAP CORE   KAMPEN V.I.  GROWTH AND    MID CAP      SMALL CAP
                       EQUITY II   GOVERNMENT II  INCOME II   GROWTH II  CORE PORTFOLIO   BALANCED
                     ------------- ------------- ----------- ----------- --------------- -----------
ASSETS
Investments at fair
  value.............  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      -----------   ----------   ----------- ----------    ----------    -----------
   Total assets.....  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      ===========   ==========   =========== ==========    ==========    ===========
NET ASSETS
Accumulation units..  $10,939,156   $9,001,521   $36,275,539 $8,353,390    $1,715,955    $30,034,298
Contracts in payout
  (annuitization)
  period............           --       21,019        40,565         --         4,136        129,497
                      -----------   ----------   ----------- ----------    ----------    -----------
   Total net assets.  $10,939,156   $9,022,540   $36,316,104 $8,353,390    $1,720,091    $30,163,795
                      ===========   ==========   =========== ==========    ==========    ===========
FUND SHARE
  INFORMATION
Number of shares....      890,811      981,778     1,976,925  2,057,485       115,056      1,065,858
                      ===========   ==========   =========== ==========    ==========    ===========
Cost of investments.  $10,677,451   $8,939,128   $35,502,921 $7,664,439    $1,594,216    $25,887,263
                      ===========   ==========   =========== ==========    ==========    ===========
ACCUMULATION
  UNIT VALUE
   Lowest...........  $     12.62   $    10.45   $     11.44 $    13.51    $    15.43    $     13.45
                      ===========   ==========   =========== ==========    ==========    ===========
   Highest..........  $     13.88   $    11.49   $     13.25 $    15.01    $    15.78    $     38.04
                      ===========   ==========   =========== ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                     JANUS ASPEN
                     JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                       SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                     ----------- ------------- ----------- ----------- ----------- ----------------
                                                  FORTY       JANUS                    BALANCED
                     ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                     ----------- ------------- ----------- ----------- ----------- ----------------
ASSETS
Investments at fair
  value............. $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     -----------  -----------  ----------  ----------- -----------    ----------
   Total assets..... $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     ===========  ===========  ==========  =========== ===========    ==========
NET ASSETS
Accumulation units.. $19,861,716  $15,343,014  $4,204,873  $14,611,993 $14,971,295    $9,453,162
Contracts in payout
  (annuitization)
  period............      39,217       16,698          --       53,905      16,648            --
                     -----------  -----------  ----------  ----------- -----------    ----------
   Total net assets. $19,900,933  $15,359,712  $4,204,873  $14,665,898 $14,987,943    $9,453,162
                     ===========  ===========  ==========  =========== ===========    ==========
FUND SHARE
  INFORMATION
Number of shares....     513,970    1,209,426     117,652      604,530     497,443       321,318
                     ===========  ===========  ==========  =========== ===========    ==========
Cost of investments. $16,947,701  $14,523,585  $3,363,587  $14,341,560 $14,859,714    $8,500,319
                     ===========  ===========  ==========  =========== ===========    ==========
ACCUMULATION
  UNIT VALUE
   Lowest........... $      6.32  $     16.87  $    14.67  $      6.66 $      6.22    $    13.30
                     ===========  ===========  ==========  =========== ===========    ==========
   Highest.......... $     33.72  $     26.63  $    15.49  $     23.83 $     25.22    $    14.63
                     ===========  ===========  ==========  =========== ===========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                    JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD       LAZARD
                       SERIES           SERIES           SERIES           SERIES       RETIREMENT   RETIREMENT
                  (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC. SERIES, INC.
                    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                  ---------------- ---------------- ---------------- ---------------- ------------ -------------
                                                        PERKINS
                                                        MID CAP                         EMERGING
                  FORTY PORTFOLIO      OVERSEAS     VALUE PORTFOLIO     WORLDWIDE       MARKETS    INTERNATIONAL
                  (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES)    EQUITY       EQUITY
                  ---------------- ---------------- ---------------- ---------------- ------------ -------------
ASSETS
Investments at
  fair value.....    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ----------      -----------      -----------       ----------     ----------   ----------
   Total assets..    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ==========      ===========      ===========       ==========     ==========   ==========
NET ASSETS
Accumulation
  units..........    $5,805,138      $13,167,590      $16,718,450       $1,382,565     $7,922,847   $  967,222
Contracts in
  payout
  (annuitization)
  period.........            --            1,387               --               --        100,681           --
                     ----------      -----------      -----------       ----------     ----------   ----------
   Total net
     assets......    $5,805,138      $13,168,977      $16,718,450       $1,382,565     $8,023,528   $  967,222
                     ==========      ===========      ===========       ==========     ==========   ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       164,731          234,992        1,062,163           46,395        343,915       94,088
                     ==========      ===========      ===========       ==========     ==========   ==========
Cost of
  investments....    $5,032,685      $12,244,490      $15,719,616       $1,195,547     $6,225,862   $1,040,542
                     ==========      ===========      ===========       ==========     ==========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $    13.99      $     14.01      $     14.21       $     9.05     $    38.93   $    10.47
                     ==========      ===========      ===========       ==========     ==========   ==========
   Highest.......    $    15.39      $     19.09      $     15.62       $    10.76     $    45.00   $    10.70
                     ==========      ===========      ===========       ==========     ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                     LEGG MASON        LEGG MASON        LEGG MASON
                  PARTNERS VARIABLE PARTNERS VARIABLE PARTNERS VARIABLE  MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                    INCOME TRUST      INCOME TRUST    PORTFOLIOS I, INC INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
                     LEGG MASON
                     CLEARBRIDGE       LEGG MASON        LEGG MASON
                      VARIABLE        WESTERN ASSET      CLEARBRIDGE
                     FUNDAMENTAL     VARIABLE GLOBAL      VARIABLE
                       ALL CAP         HIGH YIELD         LARGE CAP                      MFS INVESTORS      MFS NEW
                  VALUE PORTFOLIO I BOND PORTFOLIO II VALUE PORTFOLIO I   MFS GROWTH         TRUST         DISCOVERY
                  ----------------- ----------------- ----------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ----------        -----------       ----------       ----------      ----------      ----------
   Total assets..    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ==========        ===========       ==========       ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........    $5,629,149        $18,174,647       $7,492,036       $3,757,864      $2,562,456      $9,186,061
Contracts in
  payout
  (annuitization)
  period.........        40,652                 --           23,263            3,142           2,003           1,576
                     ----------        -----------       ----------       ----------      ----------      ----------
   Total net
     assets......    $5,669,801        $18,174,647       $7,515,299       $3,761,006      $2,564,459      $9,187,637
                     ==========        ===========       ==========       ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       288,100          2,268,995          569,341          152,329         127,967         501,782
                     ==========        ===========       ==========       ==========      ==========      ==========
Cost of
  investments....    $6,482,168        $19,593,775       $7,761,620       $3,242,941      $2,308,500      $6,855,893
                     ==========        ===========       ==========       ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........    $     8.30        $     12.73       $     7.81       $     6.26      $     9.37      $    11.42
                     ==========        ===========       ==========       ==========      ==========      ==========
   Highest.......    $     8.73        $     14.01       $    11.67       $    13.21      $    11.70      $    25.32
                     ==========        ===========       ==========       ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                   MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE
                   MFS VARIABLE    MFS VARIABLE   INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST
                  INSURANCE TRUST INSURANCE TRUST (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                  --------------- --------------- --------------- --------------- --------------- ---------------
                                                                   MFS INVESTOR    MFS INVESTORS      MFS NEW
                                     MFS TOTAL    MFS HIGH INCOME  GROWTH STOCK        TRUST         DISCOVERY
                   MFS RESEARCH       RETURN      (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                  --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at
  fair value.....   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ----------      -----------     ----------      ----------      ----------      ----------
   Total assets..   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ==========      ===========     ==========      ==========      ==========      ==========
NET ASSETS
Accumulation
  units..........   $1,848,936      $15,527,213     $7,124,990      $9,998,139      $1,977,651      $8,130,853
Contracts in
  payout
  (annuitization)
  period.........           --           26,246         14,015              --              --          40,555
                    ----------      -----------     ----------      ----------      ----------      ----------
   Total net
     assets......   $1,848,936      $15,553,459     $7,139,005      $9,998,139      $1,977,651      $8,171,408
                    ==========      ===========     ==========      ==========      ==========      ==========
FUND SHARE
  INFORMATION
Number of
  shares.........       97,108          831,291        816,820         929,195          99,130         460,621
                    ==========      ===========     ==========      ==========      ==========      ==========
Cost of
  investments....   $1,570,311      $15,821,427     $7,288,419      $8,772,065      $1,792,897      $6,244,650
                    ==========      ===========     ==========      ==========      ==========      ==========
ACCUMULATION
  UNIT VALUE
   Lowest........   $     8.29      $     13.95     $    12.06      $    10.71      $    11.26      $    13.32
                    ==========      ===========     ==========      ==========      ==========      ==========
   Highest.......   $    12.59      $     16.28     $    13.26      $    11.78      $    12.38      $    15.38
                    ==========      ===========     ==========      ==========      ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                            OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                                                                             VARIABLE        VARIABLE        VARIABLE
                           MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS   ACCOUNT FUNDS
                          INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES (SERVICE SHARES
                          (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))         ("SS"))
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                          --------------- --------------- --------------- --------------- --------------- ---------------
                                                                            OPPENHEIMER     OPPENHEIMER     OPPENHEIMER
                             MFS TOTAL                                        GLOBAL        MAIN STREET    SMALL- & MID-
                              RETURN       MFS UTILITIES     MFS VALUE      SECURITIES       SMALL CAP      CAP GROWTH
                          (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)      (SS)            (SS)            (SS)
                          --------------- --------------- --------------- --------------- --------------- ---------------
ASSETS
Investments at fair
  value..................   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            -----------     ----------      ----------      -----------     -----------     ----------
   Total assets..........   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            ===========     ==========      ==========      ===========     ===========     ==========
NET ASSETS
Accumulation units.......   $11,753,713     $5,085,961      $4,576,708      $10,861,288     $31,761,814     $2,317,561
Contracts in payout
  (annuitization) period.        13,986         12,175              --               --           7,445             --
                            -----------     ----------      ----------      -----------     -----------     ----------
   Total net assets......   $11,767,699     $5,098,136      $4,576,708      $10,861,288     $31,769,259     $2,317,561
                            ===========     ==========      ==========      ===========     ===========     ==========
FUND SHARE
  INFORMATION
Number of shares.........       636,780        204,334         356,719          361,561       1,815,386         50,980
                            ===========     ==========      ==========      ===========     ===========     ==========
Cost of investments......   $12,374,778     $4,692,819      $4,325,397      $10,346,595     $27,463,488     $2,304,036
                            ===========     ==========      ==========      ===========     ===========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest................   $     10.78     $    18.21      $    11.84      $     13.04     $     12.29     $     9.42
                            ===========     ==========      ==========      ===========     ===========     ==========
   Highest...............   $     11.86     $    24.06      $    13.02      $     14.34     $     17.07     $    10.19
                            ===========     ==========      ==========      ===========     ===========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                     PANORAMA SERIES       PIMCO           PIMCO       PIMCO       PIMCO
                       FUND, INC.         VARIABLE       VARIABLE    VARIABLE    VARIABLE      PUTNAM
                     (SERVICE SHARES     INSURANCE       INSURANCE   INSURANCE   INSURANCE    VARIABLE
                         ("SS"))           TRUST           TRUST       TRUST       TRUST        TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                     --------------- ------------------ ----------- ----------- ------------ -----------
                       OPPENHEIMER
                      INTERNATIONAL     FOREIGN BOND       MONEY    PIMCO REAL  PIMCO TOTAL    VT HIGH
                       GROWTH (SS)   (US DOLLAR-HEDGED)   MARKET      RETURN      RETURN        YIELD
                     --------------- ------------------ ----------- ----------- ------------ -----------
ASSETS
Investments at fair
  value.............   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ----------       -----------     ----------- ----------- ------------ ----------
   Total assets.....   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ==========       ===========     =========== =========== ============ ==========
NET ASSETS
Accumulation units..   $2,554,957       $21,794,207     $43,470,084 $28,461,276 $104,608,251 $5,171,562
Contracts in payout
  (annuitization)
  period............        4,933            18,467          84,858          --      109,408         --
                       ----------       -----------     ----------- ----------- ------------ ----------
   Total net assets.   $2,559,890       $21,812,674     $43,554,942 $28,461,276 $104,717,659 $5,171,562
                       ==========       ===========     =========== =========== ============ ==========
FUND SHARE
  INFORMATION
Number of shares....    1,319,531         2,185,639      43,554,942   2,166,003    9,451,052    741,974
                       ==========       ===========     =========== =========== ============ ==========
Cost of investments.   $2,047,459       $22,151,217     $43,554,942 $27,222,657 $ 99,780,466 $5,075,721
                       ==========       ===========     =========== =========== ============ ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $    14.63       $     11.86     $      9.64 $     12.02 $      12.89 $    16.70
                       ==========       ===========     =========== =========== ============ ==========
   Highest..........   $    16.34       $     16.38     $     11.32 $     14.05 $      18.65 $    18.02
                       ==========       ===========     =========== =========== ============ ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                    T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                     PUTNAM VARIABLE  RYDEX VARIABLE RYDEX VARIABLE    EQUITY        EQUITY        EQUITY
                          TRUST           TRUST          TRUST      SERIES, INC.  SERIES, INC.  SERIES, INC.
                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     ---------------- -------------- -------------- ------------- ------------- -------------
                                         RYDEX VT                   T. ROWE PRICE T. ROWE PRICE T. ROWE PRICE
                     VT INTERNATIONAL   NASDAQ 100    RYDEX VT US      EQUITY        MID-CAP     NEW AMERICA
                          VALUE       STRATEGY FUND    LONG SHORT      INCOME        GROWTH        GROWTH
                     ---------------- -------------- -------------- ------------- ------------- -------------
ASSETS
Investments at fair
  value.............    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ----------      ----------     ----------    -----------   -----------   ----------
   Total assets.....    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ==========      ==========     ==========    ===========   ===========   ==========
NET ASSETS
Accumulation units..    $4,124,040      $1,304,590     $2,988,137    $16,860,686   $14,597,705   $3,417,362
Contracts in payout
  (annuitization)
  period............         3,440              --             --         19,775        26,944           --
                        ----------      ----------     ----------    -----------   -----------   ----------
   Total net assets.    $4,127,480      $1,304,590     $2,988,137    $16,880,461   $14,624,649   $3,417,362
                        ==========      ==========     ==========    ===========   ===========   ==========
FUND SHARE
  INFORMATION
Number of shares....       441,442          68,989        233,448        847,413       594,740      152,834
                        ==========      ==========     ==========    ===========   ===========   ==========
Cost of investments.    $5,871,532      $  855,472     $2,865,078    $17,038,902   $11,614,616   $2,753,845
                        ==========      ==========     ==========    ===========   ===========   ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........    $    12.62      $     6.37     $    11.58    $     14.41   $     17.35   $    10.05
                        ==========      ==========     ==========    ===========   ===========   ==========
   Highest..........    $    14.02      $    11.12     $    16.37    $     16.30   $     27.17   $    13.04
                        ==========      ==========     ==========    ===========   ===========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                               THE UNIVERSAL
                      T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL THE UNIVERSAL INSTITUTIONAL
                         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL INSTITUTIONAL  FUNDS, INC.
                     SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.   FUNDS, INC.    (CLASS II)
                       SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                     --------------- --------------- ------------- ------------- ------------- --------------
                      T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE  VAN KAMPEN    VAN KAMPEN   VAN KAMPEN UIF
                        BLUE CHIP        EQUITY      INTERNATIONAL  UIF CAPITAL   UIF MID CAP  CAPITAL GROWTH
                        GROWTH II       INCOME II        STOCK        GROWTH        GROWTH       (CLASS II)
                     --------------- --------------- ------------- ------------- ------------- --------------
ASSETS
Investments at fair
  value.............   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       -----------     -----------    ----------    -----------   ----------     ----------
   Total assets.....   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       ===========     ===========    ==========    ===========   ==========     ==========
NET ASSETS
Accumulation units..   $19,964,613     $31,544,325    $6,285,815    $13,724,804   $3,894,117     $2,620,247
Contracts in payout
  (annuitization)
  period............            --              --         3,895         20,198        9,945             --
                       -----------     -----------    ----------    -----------   ----------     ----------
   Total net assets.   $19,964,613     $31,544,325    $6,289,710    $13,745,002   $3,904,062     $2,620,247
                       ===========     ===========    ==========    ===========   ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,811,671       1,586,737       453,149        664,010      322,117        128,506
                       ===========     ===========    ==========    ===========   ==========     ==========
Cost of investments.   $16,670,446     $33,161,288    $5,894,638    $ 8,847,514   $3,113,730     $1,987,585
                       ===========     ===========    ==========    ===========   ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     10.77     $     10.81    $     9.41    $     14.28   $    15.74     $    13.02
                       ===========     ===========    ==========    ===========   ==========     ==========
   Highest..........   $     11.85     $     11.88    $    13.40    $     15.08   $    16.09     $    14.32
                       ===========     ===========    ==========    ===========   ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2010
--------------------------------------------------------------------------------

                      THE UNIVERSAL
                      INSTITUTIONAL       VAN ECK          VAN ECK         VAN ECK
                       FUNDS, INC.       WORLDWIDE        WORLDWIDE       WORLDWIDE     WELLS FARGO    WELLS FARGO
                        (CLASS II)    INSURANCE TRUST  INSURANCE TRUST INSURANCE TRUST VARIABLE TRUST VARIABLE TRUST
                       SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                     ---------------- ---------------- --------------- --------------- -------------- --------------
                      VAN KAMPEN UIF                     VAN ECK VIP     VAN ECK VIP    WELLS FARGO    WELLS FARGO
                     U.S. REAL ESTATE   VAN ECK VIP      GLOBAL HARD      MULTI-MGR     ADVANTAGE VT   ADVANTAGE VT
                        (CLASS II)    EMERGING MARKETS     ASSETS        ALTERNATIVE     DISCOVERY     OPPORTUNITY
                     ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS
Investments at fair
  value.............   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       -----------      -----------      -----------     ----------      ----------     ----------
   Total assets.....   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       ===========      ===========      ===========     ==========      ==========     ==========
NET ASSETS
Accumulation units..   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,888,688     $9,107,361
Contracts in payout
  (annuitization)
  period............            --               --               --             --           5,835          5,114
                       -----------      -----------      -----------     ----------      ----------     ----------
   Total net assets.   $18,542,475      $ 9,953,313      $10,802,594     $2,324,988      $4,894,523     $9,112,475
                       ===========      ===========      ===========     ==========      ==========     ==========
FUND SHARE
  INFORMATION
Number of shares....     1,444,118          703,912          286,769        229,515         230,006        494,706
                       ===========      ===========      ===========     ==========      ==========     ==========
Cost of investments.   $21,655,871      $10,215,748      $ 8,091,555     $2,237,498      $3,379,584     $9,875,386
                       ===========      ===========      ===========     ==========      ==========     ==========
ACCUMULATION
  UNIT VALUE
   Lowest...........   $     14.76      $     24.48      $     31.42     $     9.78      $    15.51     $    13.17
                       ===========      ===========      ===========     ==========      ==========     ==========
   Highest..........   $     21.67      $     26.92      $     34.56     $    10.76      $    16.00     $    13.59
                       ===========      ===========      ===========     ==========      ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                       THE ALGER    THE ALGER   THE ALGER   THE ALGER    THE ALGER    THE ALGER
                                      PORTFOLIOS   PORTFOLIOS  PORTFOLIOS  PORTFOLIOS   PORTFOLIOS   PORTFOLIOS
                                      (CLASS 1-2)  (CLASS 1-2) (CLASS 1-2) (CLASS 1-2)  (CLASS 1-2)   (CLASS S)
                                      SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                     ------------- ----------- ----------- -----------  ----------- -------------
                                                      ALGER                   ALGER        ALGER
                                     ALGER CAPITAL  GROWTH &      ALGER      MID CAP     SMALL CAP  ALGER CAPITAL
                                     APPRECIATION    INCOME     LARGE CAP    GROWTH       GROWTH    APPRECIATION
                                      (CLASS I-2)  (CLASS I-2) (CLASS I-2) (CLASS I-2)  (CLASS I-2)   (CLASS S)
                                     ------------- ----------- ----------- -----------  ----------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...........................  $   50,683   $   91,420  $   61,537  $        --  $       --   $    8,159
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (180,845)     (85,655)   (111,540)    (222,075)   (150,663)     (55,556)
   Administrative expense...........     (13,357)      (6,556)     (8,479)     (16,191)    (11,499)      (3,853)
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net investment income
     (loss).........................    (143,519)        (791)    (58,482)    (238,266)   (162,162)     (51,250)
                                      ----------   ----------  ----------  -----------  ----------   ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   2,872,832    1,780,983   2,384,399    3,920,765   2,567,127    1,034,523
   Cost of investments sold.........   2,304,998    1,983,402   2,444,784    6,044,392   2,165,926      966,475
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Realized gains (losses) on fund
     shares.........................     567,834     (202,419)    (60,385)  (2,123,627)    401,201       68,048
Realized gain distributions.........          --           --          --           --          --           --
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net realized gains (losses)......     567,834     (202,419)    (60,385)  (2,123,627)    401,201       68,048
Change in unrealized gains
  (losses)..........................   1,015,058      774,266     917,854    4,784,038   2,060,807      385,164
                                      ----------   ----------  ----------  -----------  ----------   ----------
   Net realized and unrealized
     gains (losses) on
     investments....................   1,582,892      571,847     857,469    2,660,411   2,462,008      453,212
                                      ----------   ----------  ----------  -----------  ----------   ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $1,439,373   $  571,056  $  798,987  $ 2,422,145  $2,299,846   $  401,962
                                      ==========   ==========  ==========  ===========  ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                           DWS         DWS
                                                       INVESTMENT  INVESTMENT
                               THE ALGER   THE ALGER    VARIABLE    VARIABLE
                              PORTFOLIOS  PORTFOLIOS    INSURANCE   INSURANCE         DWS                DWS
                               (CLASS S)   (CLASS S)   TRUST FUNDS TRUST FUNDS VARIABLE SERIES I  VARIABLE SERIES I
                              SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT        SUB-ACCOUNT
                              ----------- -----------  ----------- ----------- ----------------- -------------------
                                 ALGER       ALGER
                               LARGE CAP    MID CAP        DWS         DWS                               DWS
                                GROWTH      GROWTH     EQUITY 500   SMALL CAP         DWS              GLOBAL
                               (CLASS S)   (CLASS S)   INDEX VIP B INDEX VIP B    BOND VIP A     OPPORTUNITIES VIP A
                              ----------- -----------  ----------- ----------- ----------------- -------------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.................... $   43,820  $        --   $ 44,720    $  4,484      $  321,910         $   30,636
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................   (119,990)    (122,377)   (38,093)     (9,959)        (99,471)          (108,822)
   Administrative
     expense.................     (8,572)      (8,326)    (2,685)       (719)         (7,653)            (7,391)
                              ----------  -----------   --------    --------      ----------         ----------
   Net investment income
     (loss)..................    (84,742)    (130,703)     3,942      (6,194)        214,786            (85,577)
                              ----------  -----------   --------    --------      ----------         ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales.......  2,442,946    2,552,262    897,394     155,535       1,793,409          1,961,563
   Cost of investments
     sold....................  2,111,859    3,802,474    852,276     167,995       2,083,936          2,113,285
                              ----------  -----------   --------    --------      ----------         ----------
   Realized gains (losses)
     on fund shares..........    331,087   (1,250,212)    45,118     (12,460)       (290,527)          (151,722)
Realized gain distributions..         --           --         --          --              --                 --
                              ----------  -----------   --------    --------      ----------         ----------
   Net realized gains
     (losses)................    331,087   (1,250,212)    45,118     (12,460)       (290,527)          (151,722)
Change in unrealized gains
  (losses)...................    642,351    2,643,799    257,863     171,788         455,072          1,859,574
                              ----------  -----------   --------    --------      ----------         ----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............    973,438    1,393,587    302,981     159,328         164,545          1,707,852
                              ----------  -----------   --------    --------      ----------         ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................. $  888,696  $ 1,262,884   $306,923    $153,134      $  379,331         $1,622,275
                              ==========  ===========   ========    ========      ==========         ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                    FEDERATED      FEDERATED    FEDERATED
                                DWS                DWS                DWS           INSURANCE      INSURANCE    INSURANCE
                         VARIABLE SERIES I  VARIABLE SERIES I  VARIABLE SERIES II     SERIES        SERIES       SERIES
                            SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT
                         ----------------- ------------------- ------------------ -------------- ------------- -----------
                                                                                                   FEDERATED    FEDERATED
                                DWS                                                 FEDERATED    FUND FOR U.S.    HIGH
                            GROWTH AND             DWS                DWS            CAPITAL      GOVERNMENT   INCOME BOND
                           INCOME VIP A    INTERNATIONAL VIP A BALANCED VIP A II  INCOME FUND II SECURITIES II   FUND II
                         ----------------- ------------------- ------------------ -------------- ------------- -----------
NET INVESTMENT
  INCOME (LOSS)
Dividends...............    $   27,864         $   64,044          $  163,841       $  230,879    $1,040,320   $1,306,668
Charges from Lincoln
  Benefit Life
  Company:
   Mortality and
     expense risk.......       (22,935)           (40,507)            (68,048)         (53,343)     (308,233)    (221,405)
   Administrative
     expense............        (1,537)            (2,761)             (5,906)          (4,464)      (23,123)     (17,086)
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net investment
     income (loss)......         3,392             20,776              89,887          173,072       708,964    1,068,177
                            ----------         ----------          ----------       ----------    ----------   ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES)
  ON INVESTMENTS
Realized gains (losses)
  on fund shares:
   Proceeds from
     sales..............     1,410,719            851,293           1,255,744        1,688,908     9,430,867    5,016,022
   Cost of investments
     sold...............     1,637,179          1,143,071           1,280,959        1,763,442     9,373,564    5,187,154
                            ----------         ----------          ----------       ----------    ----------   ----------
   Realized gains
     (losses) on fund
     shares.............      (226,460)          (291,778)            (25,215)         (74,534)       57,303     (171,132)
Realized gain
  distributions.........            --                 --                  --               --            --           --
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net realized gains
     (losses)...........      (226,460)          (291,778)            (25,215)         (74,534)       57,303     (171,132)
Change in unrealized
  gains (losses)........       368,175            219,206             381,940          268,922        58,948    1,019,143
                            ----------         ----------          ----------       ----------    ----------   ----------
   Net realized and
     unrealized gains
     (losses) on
     investments........       141,715            (72,572)            356,725          194,388       116,251      848,011
                            ----------         ----------          ----------       ----------    ----------   ----------
INCREASE
  (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS............    $  145,107         $  (51,796)         $  446,612       $  367,460    $  825,215   $1,916,188
                            ==========         ==========          ==========       ==========    ==========   ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY      FIDELITY
                               VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE      VARIABLE
                               INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE     INSURANCE
                             PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND PRODUCTS FUND
                              SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                             ------------- ------------- ------------- ------------- ------------- -------------
                               VIP ASSET        VIP           VIP                                    VIP MONEY
                                MANAGER     CONTRAFUND   EQUITY-INCOME  VIP GROWTH   VIP INDEX 500    MARKET
                             ------------- ------------- ------------- ------------- ------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................  $  124,134    $   551,686   $   394,019   $   46,783    $  520,169    $    69,675
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................    (101,510)      (643,118)     (304,864)    (242,174)     (394,709)      (537,531)
   Administrative
     expense................      (9,071)       (50,491)      (27,947)     (20,547)      (30,105)       (41,755)
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net investment income
     (loss).................      13,553       (141,923)       61,208     (215,938)       95,355       (509,611)
                              ----------    -----------   -----------   ----------    ----------    -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......   1,644,780     10,492,905     5,532,587    3,785,221     5,164,435     28,242,108
   Cost of investments
     sold...................   1,764,849     12,272,072     7,086,912    4,271,127     5,450,730     28,242,108
                              ----------    -----------   -----------   ----------    ----------    -----------
   Realized gains (losses)
     on fund shares.........    (120,069)    (1,779,167)   (1,554,325)    (485,906)     (286,295)            --
Realized gain
  distributions.............      37,319         20,038            --       58,369       547,397         20,891
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net realized gains
     (losses)...............     (82,750)    (1,759,129)   (1,554,325)    (427,537)      261,102         20,891
Change in unrealized gains
  (losses)..................     954,678      8,479,271     4,317,895    4,214,382     3,068,191             --
                              ----------    -----------   -----------   ----------    ----------    -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............     871,928      6,720,142     2,763,570    3,786,845     3,329,293         20,891
                              ----------    -----------   -----------   ----------    ----------    -----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS................  $  885,481    $ 6,578,219   $ 2,824,778   $3,570,907    $3,424,648    $  (488,720)
                              ==========    ===========   ===========   ==========    ==========    ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                FIDELITY          FIDELITY          FIDELITY          FIDELITY
                                FIDELITY        VARIABLE          VARIABLE          VARIABLE          VARIABLE
                                VARIABLE        INSURANCE         INSURANCE         INSURANCE         INSURANCE
                                INSURANCE     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND
                              PRODUCTS FUND (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                               SUB-ACCOUNT     SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT
                              ------------- ----------------- ----------------- ----------------- -----------------
                                                VIP ASSET                              VIP
                                   VIP           MANAGER       VIP CONTRAFUND     EQUITY-INCOME      VIP GROWTH
                                OVERSEAS    (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)
                              ------------- ----------------- ----------------- ----------------- -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................  $  164,838      $   63,333        $   255,329       $   343,802       $    3,270
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................    (175,412)        (64,681)          (379,948)         (316,386)        (158,450)
    Administrative
     expense.................     (13,692)         (4,431)           (26,131)          (21,893)         (11,204)
                               ----------      ----------        -----------       -----------       ----------
    Net investment
     income (loss)...........     (24,266)         (5,779)          (150,750)            5,523         (166,384)
                               ----------      ----------        -----------       -----------       ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:................
    Proceeds from
     sales...................   3,179,190       1,232,470          4,819,871         4,398,034        2,946,932
    Cost of investments
     sold....................   3,782,189       1,285,361          6,246,938         5,600,148        2,896,769
                               ----------      ----------        -----------       -----------       ----------
    Realized gains
     (losses) on fund
     shares..................    (602,999)        (52,891)        (1,427,067)       (1,202,114)          50,163
Realized gain
 distributions...............      22,478          22,699             11,581                --           37,360
                               ----------      ----------        -----------       -----------       ----------
    Net realized gains
     (losses)................    (580,521)        (30,192)        (1,415,486)       (1,202,114)          87,523
Change in unrealized gains
 (losses)....................   1,851,914         558,196          5,206,623         3,925,884        2,302,752
                               ----------      ----------        -----------       -----------       ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............   1,271,393         528,004          3,791,137         2,723,770        2,390,275
                               ----------      ----------        -----------       -----------       ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................  $1,247,127      $  522,225        $ 3,640,387       $ 2,729,293       $2,223,891
                               ==========      ==========        ===========       ===========       ==========

                                  FIDELITY
                                  VARIABLE
                                  INSURANCE
                                PRODUCTS FUND
                              (SERVICE CLASS 2)
                                 SUB-ACCOUNT
                              -----------------

                                VIP INDEX 500
                              (SERVICE CLASS 2)
                              -----------------
NET INVESTMENT
 INCOME (LOSS)
Dividends....................    $  473,867
Charges from Lincoln
 Benefit Life Company:
    Mortality and expense
     risk....................      (417,616)
    Administrative
     expense.................       (28,738)
                                 ----------
    Net investment
     income (loss)...........        27,513
                                 ----------
NET REALIZED AND
 UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on
 fund shares:................
    Proceeds from
     sales...................     5,763,952
    Cost of investments
     sold....................     6,204,110
                                 ----------
    Realized gains
     (losses) on fund
     shares..................      (440,158)
Realized gain
 distributions...............       555,292
                                 ----------
    Net realized gains
     (losses)................       115,134
Change in unrealized gains
 (losses)....................     3,400,488
                                 ----------
    Net realized and
     unrealized gains
     (losses) on
     investments.............     3,515,622
                                 ----------
INCREASE
 (DECREASE) IN NET
 ASSETS FROM
 OPERATIONS..................    $3,543,135
                                 ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                 FIDELITY          FIDELITY          FIDELITY
                                 VARIABLE          VARIABLE          VARIABLE
                                 INSURANCE         INSURANCE         INSURANCE      GOLDMAN SACHS   GOLDMAN SACHS     INVESCO
                               PRODUCTS FUND     PRODUCTS FUND     PRODUCTS FUND      VARIABLE        VARIABLE      INVESTMENT
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2) INSURANCE TRUST INSURANCE TRUST   SERVICES
                                SUB-ACCOUNT       SUB-ACCOUNT       SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                             ----------------- ----------------- ----------------- --------------- --------------- -------------
                                                                                         VIT             VIT
                              VIP INVESTMENT       VIP MONEY                          STRATEGIC      STRUCTURED    INVESCO V. I.
                                GRADE BOND          MARKET         VIP OVERSEAS     INTERNATIONAL       SMALL          BASIC
                             (SERVICE CLASS 2) (SERVICE CLASS 2) (SERVICE CLASS 2)     EQUITY        CAP EQUITY      VALUE (A)
                             ----------------- ----------------- ----------------- --------------- --------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $1,278,354        $     4,297       $   266,192       $  26,988       $  8,731      $    57,826
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................      (581,933)          (631,002)         (348,611)        (26,414)       (23,925)        (143,779)
   Administrative
     expense................       (40,517)           (43,301)          (24,323)         (1,948)        (1,744)         (10,232)
                                ----------        -----------       -----------       ---------       --------      -----------
   Net investment income
     (loss).................       655,904           (670,006)         (106,742)         (1,374)       (16,938)         (96,185)
                                ----------        -----------       -----------       ---------       --------      -----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:..............
   Proceeds from sales......     9,381,847         20,732,173         6,560,500         654,035        528,585        3,035,821
   Cost of investments
     sold...................     9,040,069         20,732,173         8,028,505         801,715        586,148        4,233,690
                                ----------        -----------       -----------       ---------       --------      -----------
   Realized gains (losses)
     on fund shares.........       341,778                 --        (1,468,005)       (147,680)       (57,563)      (1,197,869)
Realized gain distributions.       422,796             24,219            44,120              --             --               --
                                ----------        -----------       -----------       ---------       --------      -----------
   Net realized gains
     (losses)...............       764,574             24,219        (1,423,885)       (147,680)       (57,563)      (1,197,869)
Change in unrealized gains
  (losses)..................       916,849                 --         4,039,078         292,184        511,062        1,774,325
                                ----------        -----------       -----------       ---------       --------      -----------
   Net realized and
     unrealized gains
     (losses) on
     investments............     1,681,423             24,219         2,615,193         144,504        453,499          576,456
                                ----------        -----------       -----------       ---------       --------      -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS................    $2,337,327        $  (645,787)      $ 2,508,451       $ 143,130       $436,561      $   480,271
                                ==========        ===========       ===========       =========       ========      ===========

--------
(a)Previously known as AIM V. I. Basic Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                              INVESCO                           INVESCO
                                     INVESCO        INVESCO     INVESCO     INVESTMENT         INVESCO        INVESTMENT
                                    INVESTMENT    INVESTMENT   INVESTMENT    SERVICES        INVESTMENT        SERVICES
                                     SERVICES      SERVICES     SERVICES     SERIES II   SERVICES SERIES II    SERIES II
                                   SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
                                 ---------------- ----------- ------------ ------------- ------------------- -------------
                                                  INVESCO VAN INVESCO VAN
                                  INVESCO V. I.   KAMPEN V.I. KAMPEN V.I.  INVESCO V. I.    INVESCO V. I.    INVESCO V. I.
                                     CAPITAL         HIGH     U.S. MID CAP     BASIC           CAPITAL           CORE
                                 APPRECIATION (B)  YIELD (C)   VALUE (D)   VALUE II (E)  APPRECIATION II (F) EQUITY II (G)
                                 ---------------- ----------- ------------ ------------- ------------------- -------------
NET INVESTMENT
  INCOME (LOSS)
Dividends.......................     $  3,670     $  382,620  $   204,616   $   22,030        $  8,251         $ 38,786
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................       (7,568)       (51,930)    (310,179)     (90,808)        (24,549)         (70,908)
   Administrative expense.......         (506)        (3,780)     (22,440)      (6,289)         (1,664)          (4,934)
                                     --------     ----------  -----------   ----------        --------         --------
   Net investment income
     (loss).....................       (4,404)       326,910     (128,003)     (75,067)        (17,962)         (37,056)
                                     --------     ----------  -----------   ----------        --------         --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:.......................
   Proceeds from sales..........      105,411      1,376,266    6,122,330    1,568,640         409,412          938,706
   Cost of investments sold.....      125,654      1,028,148    7,574,815    2,152,908         467,666          902,930
                                     --------     ----------  -----------   ----------        --------         --------
   Realized gains (losses) on
     fund shares................      (20,243)       348,118   (1,452,485)    (584,268)        (58,254)          35,776
Realized gain distributions.....           --             --           --           --              --               --
                                     --------     ----------  -----------   ----------        --------         --------
   Net realized gains
     (losses)...................      (20,243)       348,118   (1,452,485)    (584,268)        (58,254)          35,776
Change in unrealized gains
  (losses)......................       88,407       (306,097)   5,640,721      960,994         274,779          368,332
                                     --------     ----------  -----------   ----------        --------         --------
   Net realized and unrealized
     gains (losses) on
     investments................       68,164         42,021    4,188,236      376,726         216,525          404,108
                                     --------     ----------  -----------   ----------        --------         --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................     $ 63,760     $  368,931  $ 4,060,233   $  301,659        $198,563         $367,052
                                     ========     ==========  ===========   ==========        ========         ========

--------
(b)Previously known as AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                      INVESCO         INVESCO          INVESCO         INVESCO
                                    INVESTMENT      INVESTMENT       INVESTMENT      INVESTMENT
                                     SERVICES        SERVICES         SERVICES        SERVICES       J.P. MORGAN   JANUS ASPEN
                                     SERIES II       SERIES II        SERIES II       SERIES II    SERIES TRUST II   SERIES
                                    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT   SUB-ACCOUNT
                                   ------------- ----------------- --------------- --------------- --------------- -----------
                                                                       INVESCO         INVESCO        JPMORGAN
                                   INVESCO V. I.      INVESCO      VAN KAMPEN V.I. VAN KAMPEN V.I.    IT SMALL
                                   MID CAP CORE   VAN KAMPEN V.I.    GROWTH AND        MID CAP        CAP CORE
                                   EQUITY II (H) GOVERNMENT II (I)  INCOME II (J)   GROWTH II (K)     PORTFOLIO     BALANCED
                                   ------------- ----------------- --------------- --------------- --------------- -----------
NET INVESTMENT
 INCOME (LOSS)
Dividends.........................  $   34,696      $   18,448       $   39,124      $       --       $     --     $  863,491
Charges from Lincoln Benefit
 Life Company:
    Mortality and expense
     risk.........................    (151,404)       (136,715)        (525,372)       (107,916)       (23,026)      (421,463)
    Administrative
     expense......................     (10,407)         (9,405)         (37,109)         (7,551)        (1,683)       (35,233)
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net investment income
     (loss).......................    (127,115)       (127,672)        (523,357)       (115,467)       (24,709)       406,795
                                    ----------      ----------       ----------      ----------       --------     ----------
NET REALIZED AND
 UNREALIZED GAINS
 (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund
 shares:
    Proceeds from sales...........   1,735,310       2,281,719        8,955,836       2,312,117        497,241      6,824,828
    Cost of investments
     sold.........................   1,869,629       2,272,122        9,555,148       2,474,059        548,042      6,069,896
                                    ----------      ----------       ----------      ----------       --------     ----------
    Realized gains (losses) on
     fund shares..................    (134,319)          9,597         (599,312)       (161,942)       (50,801)       754,932
Realized gain distributions.......          --              --               --              --             --             --
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net realized gains
     (losses).....................    (134,319)          9,597         (599,312)       (161,942)       (50,801)       754,932
Change in unrealized gains
 (losses).........................   1,453,356         418,221        4,788,457       1,978,629        444,434        814,411
                                    ----------      ----------       ----------      ----------       --------     ----------
    Net realized and
     unrealized gains
     (losses) on
     investments..................   1,319,037         427,818        4,189,145       1,816,687        393,633      1,569,343
                                    ----------      ----------       ----------      ----------       --------     ----------
INCREASE (DECREASE)
 IN NET ASSETS FROM
 OPERATIONS.......................  $1,191,922      $  300,146       $3,665,788      $1,701,220       $368,924     $1,976,138
                                    ==========      ==========       ==========      ==========       ========     ==========

--------
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                                 JANUS ASPEN
                                 JANUS ASPEN  JANUS ASPEN  JANUS ASPEN JANUS ASPEN JANUS ASPEN      SERIES
                                   SERIES       SERIES       SERIES      SERIES      SERIES    (SERVICE SHARES)
                                 SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT   SUB-ACCOUNT
                                 ----------- ------------- ----------- ----------- ----------- ----------------
                                                              FORTY       JANUS                    BALANCED
                                 ENTERPRISE  FLEXIBLE BOND  PORTFOLIO   PORTFOLIO   WORLDWIDE  (SERVICE SHARES)
                                 ----------- ------------- ----------- ----------- ----------- ----------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $   12,381   $  620,111   $   14,780  $  157,269  $   90,620     $  237,557
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (243,503)    (233,427)     (63,481)   (189,953)   (204,271)      (139,631)
   Administrative expense.......    (20,674)     (17,626)      (4,460)    (17,375)    (18,764)        (9,583)
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net investment income
     (loss).....................   (251,796)     369,058      (53,161)    (50,059)   (132,415)        88,343
                                 ----------   ----------   ----------  ----------  ----------     ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  3,249,756    4,071,996    1,312,855   3,195,455   4,131,432      1,943,244
   Cost of investments sold.....  3,275,283    3,770,707    1,133,444   3,485,955   4,595,385      1,814,757
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Realized gains (losses) on
     fund shares................    (25,527)     301,289      179,411    (290,500)   (463,953)       128,487
Realized gain distributions.....         --      452,723           --          --          --             --
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net realized gains
     (losses)...................    (25,527)     754,012      179,411    (290,500)   (463,953)       128,487
Change in unrealized gains
  (losses)......................  4,239,874      (78,120)      56,251   2,046,426   2,525,236        364,389
                                 ----------   ----------   ----------  ----------  ----------     ----------
   Net realized and unrealized
     gains (losses) on
     investments................  4,214,347      675,892      235,662   1,755,926   2,061,283        492,876
                                 ----------   ----------   ----------  ----------  ----------     ----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................... $3,962,551   $1,044,950   $  182,501  $1,705,867  $1,928,868     $  581,219
                                 ==========   ==========   ==========  ==========  ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                               JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN      JANUS ASPEN       LAZARD
                                  SERIES           SERIES           SERIES           SERIES           SERIES       RETIREMENT
                             (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) (SERVICE SHARES) SERIES, INC.
                               SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT
                             ---------------- ---------------- ---------------- ---------------- ---------------- ------------
                                                   INTECH
                                                RISK-MANAGED                    PERKINS MID CAP
                             FORTY PORTFOLIO   CORE PORTFOLIO      OVERSEAS     VALUE PORTFOLIO     WORLDWIDE       EMERGING
                                 (SERVICE         (SERVICE         (SERVICE         (SERVICE         (SERVICE       MARKETS
                                 SHARES)        SHARES) (L)        SHARES)          SHARES)          SHARES)         EQUITY
                             ---------------- ---------------- ---------------- ---------------- ---------------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends...................    $   12,998       $   46,781       $   62,826       $   79,594        $  6,789      $   88,374
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk...................       (89,672)         (13,718)        (167,571)        (242,672)        (20,226)       (109,476)
   Administrative
     expense................        (6,146)            (943)         (11,966)         (16,599)         (1,443)         (7,864)
                                ----------       ----------       ----------       ----------        --------      ----------
   Net investment
     income (loss)..........       (82,820)          32,120         (116,711)        (179,677)        (14,880)        (28,966)
                                ----------       ----------       ----------       ----------        --------      ----------
NET REALIZED AND
  UNREALIZED
  GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from sales......     1,825,224        3,568,329        5,126,468        3,388,612         451,448       2,379,673
   Cost of investments
     sold...................     1,698,623        4,406,769        5,473,017        3,529,114         433,660       2,067,069
                                ----------       ----------       ----------       ----------        --------      ----------
   Realized gains (losses)
     on fund shares.........       126,601         (838,440)        (346,549)        (140,502)         17,788         312,604
Realized gain
  distributions.............            --               --               --               --              --              --
                                ----------       ----------       ----------       ----------        --------      ----------
   Net realized gains
     (losses)...............       126,601         (838,440)        (346,549)        (140,502)         17,788         312,604
Change in unrealized gains
  (losses)..................       190,216          983,060        2,796,337        2,386,700         171,768       1,172,214
                                ----------       ----------       ----------       ----------        --------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments............       316,817          144,620        2,449,788        2,246,198         189,556       1,484,818
                                ----------       ----------       ----------       ----------        --------      ----------
INCREASE (DECREASE)
  IN NET
  ASSETS FROM
  OPERATIONS................    $  233,997       $  176,740       $2,333,077       $2,066,521        $174,676      $1,455,852
                                ==========       ==========       ==========       ==========        ========      ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                     LEGG MASON      LEGG MASON       LEGG MASON         MFS         MFS
                                        LAZARD        PARTNERS        PARTNERS         PARTNERS       VARIABLE    VARIABLE
                                      RETIREMENT      VARIABLE        VARIABLE         VARIABLE       INSURANCE   INSURANCE
                                     SERIES, INC.   INCOME TRUST    INCOME TRUST   PORTFOLIOS I, INC    TRUST       TRUST
                                      SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT SUB-ACCOUNT
                                     ------------- --------------- --------------- ----------------- ----------- -----------
                                                     LEGG MASON      LEGG MASON       LEGG MASON
                                                     CLEARBRIDGE    WESTERN ASSET     CLEARBRIDGE
                                                      VARIABLE     VARIABLE GLOBAL     VARIABLE
                                                     FUNDAMENTAL     HIGH YIELD        LARGE CAP                     MFS
                                     INTERNATIONAL  ALL CAP VALUE       BOND             VALUE           MFS      INVESTORS
                                        EQUITY     PORTFOLIO I (M)  PORTFOLIO II    PORTFOLIO I (N)    GROWTH       TRUST
                                     ------------- --------------- --------------- ----------------- ----------- -----------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................   $ 12,694      $   90,339      $1,407,101       $  224,107     $    4,579  $   44,505
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (14,616)        (81,160)       (267,206)        (109,752)       (54,355)    (46,325)
   Administrative expense...........     (1,054)         (5,742)        (18,436)          (7,757)        (3,729)     (3,162)
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net investment income
     (loss).........................     (2,976)          3,437       1,121,459          106,598        (53,505)     (4,982)
                                       --------      ----------      ----------       ----------     ----------  ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............    384,719       1,628,945       3,998,684        2,376,832      1,047,747   1,783,174
   Cost of investments sold.........    452,096       2,107,352       4,333,035        2,638,786      1,020,574   1,812,451
                                       --------      ----------      ----------       ----------     ----------  ----------
   Realized gains (losses) on fund
     shares.........................    (67,377)       (478,407)       (334,351)        (261,954)        27,173     (29,277)
Realized gain distributions.........         --              --              --               --             --          --
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net realized gains (losses)......    (67,377)       (478,407)       (334,351)        (261,954)        27,173     (29,277)
Change in unrealized gains
  (losses)..........................    103,419       1,220,555       1,426,333          677,940        477,782     208,970
                                       --------      ----------      ----------       ----------     ----------  ----------
   Net realized and unrealized
     gains (losses) on
     investments....................     36,042         742,148       1,091,982          415,986        504,955     179,693
                                       --------      ----------      ----------       ----------     ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................   $ 33,066      $  745,585      $2,213,441       $  522,584     $  451,450  $  174,711
                                       ========      ==========      ==========       ==========     ==========  ==========

(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors
   Portfolio-Class I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                            MFS             MFS             MFS
                                     MFS         MFS         MFS         VARIABLE        VARIABLE        VARIABLE
                                  VARIABLE    VARIABLE     VARIABLE      INSURANCE       INSURANCE       INSURANCE
                                  INSURANCE   INSURANCE   INSURANCE        TRUST           TRUST           TRUST
                                    TRUST       TRUST       TRUST     (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 SUB-ACCOUNT SUB-ACCOUNT SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                 ----------- ----------- ------------ --------------- --------------- ---------------
                                                                                            MFS
                                                                            MFS          INVESTOR           MFS
                                   MFS NEW       MFS         MFS        HIGH INCOME    GROWTH STOCK   INVESTORS TRUST
                                  DISCOVERY   RESEARCH   TOTAL RETURN (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)
                                 ----------- ----------- ------------ --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................... $       --   $ 16,925    $  461,462    $  497,750      $   28,375       $ 20,316
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................   (120,051)   (25,073)     (231,273)     (100,593)       (142,572)       (29,747)
   Administrative expense.......     (8,103)    (1,801)      (16,280)       (6,891)         (9,904)        (1,990)
                                 ----------   --------    ----------    ----------      ----------       --------
   Net investment income
     (loss).....................   (128,154)    (9,949)      213,909       390,266        (124,101)       (11,421)
                                 ----------   --------    ----------    ----------      ----------       --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........  2,459,497    391,201     3,576,355     1,443,914       1,977,186        508,174
   Cost of investments
     sold.......................  2,204,751    372,433     3,851,153     1,568,726       1,897,657        502,563
                                 ----------   --------    ----------    ----------      ----------       --------
   Realized gains (losses) on
     fund shares................    254,746     18,768      (274,798)     (124,812)         79,529          5,611
Realized gain distributions.....         --         --            --            --              --             --
                                 ----------   --------    ----------    ----------      ----------       --------
   Net realized gains
     (losses)...................    254,746     18,768      (274,798)     (124,812)         79,529          5,611
Change in unrealized gains
  (losses)......................  2,303,501    230,069     1,316,119       540,530       1,051,325        176,776
                                 ----------   --------    ----------    ----------      ----------       --------
   Net realized and unrealized
     gains (losses) on
     investments................  2,558,247    248,837     1,041,321       415,718       1,130,854        182,387
                                 ----------   --------    ----------    ----------      ----------       --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS.................... $2,430,093   $238,888    $1,255,230    $  805,984      $1,006,753       $170,966
                                 ==========   ========    ==========    ==========      ==========       ========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                                                              OPPENHEIMER     OPPENHEIMER
                                                                                               VARIABLE        VARIABLE
                             MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    MFS VARIABLE    ACCOUNT FUNDS   ACCOUNT FUNDS
                            INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST INSURANCE TRUST (SERVICE SHARES (SERVICE SHARES
                            (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS) (SERVICE CLASS)     ("SS"))         ("SS"))
                              SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                            --------------- --------------- --------------- --------------- --------------- ---------------
                                                                                                              OPPENHEIMER
                                MFS NEW        MFS TOTAL                                      OPPENHEIMER     MAIN STREET
                               DISCOVERY    RETURN (SERVICE  MFS UTILITIES     MFS VALUE        GLOBAL         SMALL CAP
                            (SERVICE CLASS)     CLASS)      (SERVICE CLASS) (SERVICE CLASS) SECURITIES (SS)    FUND (SS)
                            --------------- --------------- --------------- --------------- --------------- ---------------
NET INVESTMENT
  INCOME (LOSS)
Dividends..................   $       --      $  307,679      $  163,468       $ 56,427       $  141,665      $  129,382
Charges from Lincoln
  Benefit Life Company:
   Mortality and expense
     risk..................      (88,938)       (175,415)        (72,155)       (63,713)        (161,787)       (445,145)
   Administrative
     expense...............       (6,228)        (11,987)         (5,100)        (4,451)         (10,909)        (30,793)
                              ----------      ----------      ----------       --------       ----------      ----------
   Net investment
     income (loss).........      (95,166)        120,277          86,213        (11,737)         (31,031)       (346,556)
                              ----------      ----------      ----------       --------       ----------      ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on
  fund shares:
   Proceeds from
     sales.................    1,717,844       2,067,842       1,455,139        919,500        3,189,607       7,688,297
   Cost of investments
     sold..................    1,559,309       2,309,489       1,490,571        954,379        3,397,462       7,584,118
                              ----------      ----------      ----------       --------       ----------      ----------
   Realized gains
     (losses) on fund
     shares................      158,535        (241,647)        (35,432)       (34,879)        (207,855)        104,179
Realized gain
  distributions............           --              --              --             --               --              --
                              ----------      ----------      ----------       --------       ----------      ----------
   Net realized gains
     (losses)..............      158,535        (241,647)        (35,432)       (34,879)        (207,855)        104,179
Change in unrealized gains
  (losses).................    1,833,389       1,018,249         494,179        445,421        1,595,077       6,045,272
                              ----------      ----------      ----------       --------       ----------      ----------
   Net realized and
     unrealized gains
     (losses) on
     investments...........    1,991,924         776,602         458,747        410,542        1,387,222       6,149,451
                              ----------      ----------      ----------       --------       ----------      ----------
INCREASE
  (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS                  $1,896,758      $  896,879      $  544,960       $398,805       $1,356,191      $5,802,895
                              ==========      ==========      ==========       ========       ==========      ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                OPPENHEIMER
                                  VARIABLE     PANORAMA SERIES    PIMCO        PIMCO        PIMCO       PIMCO
                               ACCOUNT FUNDS     FUND, INC.      VARIABLE    VARIABLE     VARIABLE     VARIABLE
                              (SERVICE SHARES  (SERVICE SHARES  INSURANCE    INSURANCE    INSURANCE   INSURANCE
                                  ("SS"))          ("SS"))        TRUST        TRUST        TRUST       TRUST
                                SUB-ACCOUNT      SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT
                              ---------------- --------------- ------------ -----------  ----------- ------------
                                OPPENHEIMER      OPPENHEIMER   FOREIGN BOND
                              SMALL- & MID-CAP  INTERNATIONAL  (US DOLLAR-     MONEY        PIMCO       PIMCO
                              GROWTH (SS) (O)    GROWTH (SS)     HEDGED)      MARKET     REAL RETURN TOTAL RETURN
                              ---------------- --------------- ------------ -----------  ----------- ------------
NET INVESTMENT
  INCOME (LOSS)
Dividends....................     $     --        $ 24,063      $  417,345  $    23,696  $  429,109  $ 2,666,146
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk....................      (29,241)        (32,996)       (322,049)    (689,724)   (434,648)  (1,572,215)
   Administrative
     expense.................       (1,992)         (2,903)        (23,067)     (48,209)    (29,814)    (113,184)
                                  --------        --------      ----------  -----------  ----------  -----------
   Net investment income
     (loss)..................      (31,233)        (11,836)         72,229     (714,237)    (35,353)     980,747
                                  --------        --------      ----------  -----------  ----------  -----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON
  INVESTMENTS
   Realized gains (losses)
     on fund shares:.........
   Proceeds from sales.......      387,144         567,962       8,637,818   23,545,657   6,688,020   27,530,235
   Cost of investments
     sold....................      464,564         510,290       8,568,930   23,545,657   6,422,199   25,676,727
                                  --------        --------      ----------  -----------  ----------  -----------
   Realized gains (losses)
     on fund shares..........      (77,420)         57,672          68,888           --     265,821    1,853,508
Realized gain distributions..           --              --         593,265           --     242,275    3,162,091
                                  --------        --------      ----------  -----------  ----------  -----------
   Net realized gains
     (losses)................      (77,420)         57,672         662,153           --     508,096    5,015,599
Change in unrealized gains
  (losses)...................      568,572         262,817         764,830           --   1,427,364      957,969
                                  --------        --------      ----------  -----------  ----------  -----------
   Net realized and
     unrealized gains
     (losses) on
     investments.............      491,152         320,489       1,426,983           --   1,935,460    5,973,568
                                  --------        --------      ----------  -----------  ----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS.................     $459,919        $308,653      $1,499,212  $  (714,237) $1,900,107  $ 6,954,315
                                  ========        ========      ==========  ===========  ==========  ===========

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                      PUTNAM       PUTNAM        RYDEX       RYDEX    T. ROWE PRICE
                                         PREMIER     VARIABLE     VARIABLE     VARIABLE    VARIABLE      EQUITY
                                           VIT         TRUST        TRUST        TRUST       TRUST    SERIES, INC.
                                       SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT SUB-ACCOUNT  SUB-ACCOUNT
                                       -----------  ----------- ------------- ----------- ----------- -------------
                                          NACM                                 RYDEX VT
                                        SMALL CAP                    VT       NASDAQ 100   RYDEX VT
                                        PORTFOLIO       VT      INTERNATIONAL  STRATEGY     US LONG   T. ROWE PRICE
                                       CLASS I (L)  HIGH YIELD    VALUE (P)      FUND      SHORT (Q)  EQUITY INCOME
                                       -----------  ----------- ------------- ----------- ----------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends............................. $    10,183  $  409,492   $  150,389    $     --    $     --    $  324,605
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.........     (39,502)    (74,868)     (62,255)    (18,960)    (42,177)     (252,981)
   Administrative expense.............      (2,805)     (5,315)      (4,568)     (1,313)     (2,926)      (17,342)
                                       -----------  ----------   ----------    --------    --------    ----------
   Net investment income (loss).......     (32,124)    329,309       83,566     (20,273)    (45,103)       54,282
                                       -----------  ----------   ----------    --------    --------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:.............................
   Proceeds from sales................  10,079,750   1,566,474    1,350,826     435,172     576,323     4,795,823
   Cost of investments sold...........  15,250,963   1,639,711    2,135,240     325,877     603,713     5,370,423
                                       -----------  ----------   ----------    --------    --------    ----------
   Realized gains (losses) on fund
     shares...........................  (5,171,213)    (73,237)    (784,414)    109,295     (27,390)     (574,600)
Realized gain distributions...........          --          --           --          --          --            --
                                       -----------  ----------   ----------    --------    --------    ----------
   Net realized gains (losses)........  (5,171,213)    (73,237)    (784,414)    109,295     (27,390)     (574,600)
Change in unrealized gains (losses)...   6,422,314     348,415      872,915     103,221     338,393     2,574,016
                                       -----------  ----------   ----------    --------    --------    ----------
   Net realized and unrealized gains
     (losses) on investments..........   1,251,101     275,178       88,501     212,516     311,003     1,999,416
                                       -----------  ----------   ----------    --------    --------    ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM
  OPERATIONS.......................... $ 1,218,977  $  604,487   $  172,067    $192,243    $265,900    $2,053,698
                                       ===========  ==========   ==========    ========    ========    ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(p)Previously known VT International Growth and Income
(q)Previously known as Rydex VT All-Cap Opportunity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                     T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE THE UNIVERSAL
                                        EQUITY        EQUITY         EQUITY          EQUITY      INTERNATIONAL INSTITUTIONAL
                                     SERIES, INC.  SERIES, INC.  SERIES, INC. II SERIES, INC. II SERIES, INC.   FUNDS, INC.
                                      SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
                                     ------------- ------------- --------------- --------------- ------------- -------------
                                     T. ROWE PRICE T. ROWE PRICE  T. ROWE PRICE   T. ROWE PRICE  T. ROWE PRICE  VAN KAMPEN
                                        MID-CAP     NEW AMERICA     BLUE CHIP        EQUITY      INTERNATIONAL  UIF CAPITAL
                                        GROWTH        GROWTH        GROWTH II       INCOME II        STOCK        GROWTH
                                     ------------- ------------- --------------- --------------- ------------- -------------
NET INVESTMENT INCOME
  (LOSS)
Dividends...........................  $       --     $  6,085      $       --      $   512,734    $   53,916    $   17,276
Charges from Lincoln Benefit Life
  Company:
   Mortality and expense risk.......    (210,352)     (45,335)       (286,975)        (462,944)      (83,604)     (191,835)
   Administrative expense...........     (14,271)      (3,166)        (19,880)         (31,813)       (5,747)      (13,804)
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net investment income
     (loss).........................    (224,623)     (42,416)       (306,855)          17,977       (35,435)     (188,363)
                                      ----------     --------      ----------      -----------    ----------    ----------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..............   3,471,470      841,245       4,626,362        7,531,344     1,442,118     4,097,667
   Cost of investments sold.........   2,995,761      754,815       4,343,080        8,634,919     1,511,305     3,030,031
                                      ----------     --------      ----------      -----------    ----------    ----------
   Realized gains (losses) on fund
     shares.........................     475,709       86,430         283,282       (1,103,575)      (69,187)    1,067,636
Realized gain distributions.........     741,642       69,973              --               --        17,972            --
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net realized gains (losses)......   1,217,351      156,403         283,282       (1,103,575)      (51,215)    1,067,636
Change in unrealized gains
  (losses)..........................   2,328,324      422,637       2,665,932        5,024,403       838,787     1,677,372
                                      ----------     --------      ----------      -----------    ----------    ----------
   Net realized and unrealized
     gains (losses) on
     investments....................   3,545,675      579,040       2,949,214        3,920,828       787,572     2,745,008
                                      ----------     --------      ----------      -----------    ----------    ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS........................  $3,321,052     $536,624      $2,642,359      $ 3,938,805    $  752,137    $2,556,645
                                      ==========     ========      ==========      ===========    ==========    ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------


                                                 THE UNIVERSAL   THE UNIVERSAL   VAN ECK      VAN ECK       VAN ECK
                                 THE UNIVERSAL   INSTITUTIONAL   INSTITUTIONAL  WORLDWIDE    WORLDWIDE     WORLDWIDE
                                 INSTITUTIONAL    FUNDS, INC.     FUNDS, INC.   INSURANCE    INSURANCE     INSURANCE
                                  FUNDS, INC.     (CLASS II)      (CLASS II)      TRUST        TRUST         TRUST
                                  SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT
                                 ------------- ----------------- ------------- ------------ ----------- ---------------
                                                                  VAN KAMPEN
                                  VAN KAMPEN      VAN KAMPEN     UIF U.S. REAL VAN ECK VIP  VAN ECK VIP   VAN ECK VIP
                                  UIF MID CAP     UIF CAPITAL       ESTATE       EMERGING   GLOBAL HARD    MULTI-MGR
                                    GROWTH     GROWTH (CLASS II)  (CLASS II)   MARKETS ( R) ASSETS (S)  ALTERNATIVE (T)
                                 ------------- ----------------- ------------- ------------ ----------- ---------------
NET INVESTMENT INCOME
  (LOSS)
Dividends.......................  $       --      $       --      $   375,473  $    54,269  $   41,952     $     --
Charges from Lincoln Benefit
  Life Company:
   Mortality and expense
     risk.......................     (49,717)        (37,738)        (280,155)    (119,170)   (150,858)     (33,128)
   Administrative expense.......      (3,629)         (2,684)         (18,862)      (8,271)    (10,138)      (2,360)
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net investment income
     (loss).....................     (53,346)        (40,422)          76,456      (73,172)   (119,044)     (35,488)
                                  ----------      ----------      -----------  -----------  ----------     --------
NET REALIZED AND
  UNREALIZED GAINS
  (LOSSES)
  ON INVESTMENTS
Realized gains (losses) on fund
  shares:
   Proceeds from sales..........   1,435,939       2,061,290        5,489,668    4,366,081   4,473,827      507,058
   Cost of investments sold.....   1,353,277       1,800,707        7,178,988    5,742,297   4,240,832      504,981
                                  ----------      ----------      -----------  -----------  ----------     --------
   Realized gains (losses) on
     fund shares................      82,662         260,583       (1,689,320)  (1,376,216)    232,995        2,077
Realized gain distributions.....          --              --               --           --          --           --
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net realized gains
     (losses)...................      82,662         260,583       (1,689,320)  (1,376,216)    232,995        2,077
Change in unrealized gains
  (losses)......................     923,463         239,345        6,181,972    3,125,660   2,111,276      107,274
                                  ----------      ----------      -----------  -----------  ----------     --------
   Net realized and unrealized
     gains (losses) on
     investments................   1,006,125         499,928        4,492,652    1,749,444   2,344,271      109,351
                                  ----------      ----------      -----------  -----------  ----------     --------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS....................  $  952,779      $  459,506      $ 4,569,108  $ 1,676,272  $2,225,227     $ 73,863
                                  ==========      ==========      ===========  ===========  ==========     ========

--------
(r)Previously known as Van Eck Worldwide Emerging Markets
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                           STATEMENTS OF OPERATIONS
                     FOR THE YEAR ENDED DECEMBER 31, 2010
--------------------------------------------------------------------------------

                                                               WELLS FARGO    WELLS FARGO
                                                              VARIABLE TRUST VARIABLE TRUST
                                                               SUB-ACCOUNT    SUB-ACCOUNT
                                                              -------------- --------------
                                                               WELLS FARGO    WELLS FARGO
                                                               ADVANTAGE VT   ADVANTAGE VT
                                                                DISCOVERY     OPPORTUNITY
                                                              -------------- --------------
NET INVESTMENT INCOME (LOSS)
Dividends....................................................   $       --     $   65,686
Charges from Lincoln Benefit Life Company:
   Mortality and expense risk................................      (61,571)      (128,046)
   Administrative expense....................................       (4,203)        (8,771)
                                                                ----------     ----------
   Net investment income (loss)..............................      (65,774)       (71,131)
                                                                ----------     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS
Realized gains (losses) on fund shares:
   Proceeds from sales.......................................    1,026,271      1,844,874
   Cost of investments sold..................................      842,544      2,259,218
                                                                ----------     ----------
   Realized gains (losses) on fund shares....................      183,727       (414,344)
Realized gain distributions..................................           --             --
                                                                ----------     ----------
   Net realized gains (losses)...............................      183,727       (414,344)
Change in unrealized gains (losses)..........................    1,109,072      2,242,940
                                                                ----------     ----------
   Net realized and unrealized gains (losses) on investments.    1,292,799      1,828,596
                                                                ----------     ----------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS............   $1,227,025     $1,757,465
                                                                ==========     ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------


                                           THE ALGER                THE ALGER                 THE ALGER
                                    PORTFOLIOS (CLASS 1-2)    PORTFOLIOS (CLASS 1-2)   PORTFOLIOS (CLASS 1-2)
                                          SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  -----------------------  ------------------------
                                             ALGER                    ALGER                     ALGER
                                     CAPITAL APPRECIATION        GROWTH & INCOME              LARGE CAP
                                          (CLASS I-2)              (CLASS I-2)           GROWTH (CLASS I-2)
                                   ------------------------  -----------------------  ------------------------
                                       2010         2009         2010        2009         2010         2009
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (143,519) $  (166,206) $      (791) $   63,066  $   (58,482) $   (64,866)
Net realized gains (losses).......     567,834        2,441     (202,419)   (521,185)     (60,385)    (610,468)
Change in unrealized gains
  (losses)........................   1,015,058    4,524,954      774,266   2,093,926      917,854    3,567,543
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,439,373    4,361,189      571,056   1,635,807      798,987    2,892,209
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     104,913      164,983       66,111      60,851       60,550       57,715
Benefit payments..................     (53,373)    (100,733)    (101,132)    (52,140)     (99,679)     (33,007)
Payments on termination...........  (1,404,589)  (1,173,579)  (1,009,407)   (887,082)  (1,196,834)    (917,549)
Loans--net........................       3,517       (3,485)       2,936        (500)       7,617       (4,651)
Policy maintenance charge.........     (10,835)     (12,001)      (5,489)     (6,444)      (7,412)      (8,183)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     559,236     (129,311)    (543,264)    (76,201)    (790,608)    (481,114)
                                   -----------  -----------  -----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......    (801,131)  (1,254,126)  (1,590,245)   (961,516)  (2,026,366)  (1,386,789)
                                   -----------  -----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................     638,242    3,107,063   (1,019,189)    674,291   (1,227,379)   1,505,420
NET ASSETS AT BEGINNING
  OF PERIOD.......................  12,890,907    9,783,844    6,826,687   6,152,396    8,817,037    7,311,617
                                   -----------  -----------  -----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $13,529,149  $12,890,907  $ 5,807,498  $6,826,687  $ 7,589,658  $ 8,817,037
                                   ===========  ===========  ===========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,045,604    1,186,081      751,684     859,186      976,617    1,163,041
       Units issued...............     189,455      123,791       27,765      65,635       50,292       67,594
       Units redeemed.............    (247,402)    (264,268)    (201,656)   (173,137)    (265,416)    (254,018)
                                   -----------  -----------  -----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................     987,657    1,045,604      577,793     751,684      761,493      976,617
                                   ===========  ===========  ===========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           THE ALGER                 THE ALGER                THE ALGER
                                          PORTFOLIOS                PORTFOLIOS               PORTFOLIOS
                                          (CLASS 1-2)               (CLASS 1-2)               (CLASS S)
                                          SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ------------------------  ----------------------
                                             ALGER                     ALGER                    ALGER
                                        MID CAP GROWTH           SMALL CAP GROWTH       CAPITAL APPRECIATION
                                          (CLASS I-2)               (CLASS I-2)               (CLASS S)
                                   ------------------------  ------------------------  ----------------------
                                       2010         2009         2010         2009        2010        2009
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (238,266) $  (219,484) $  (162,162) $  (134,160) $  (51,250) $  (52,932)
Net realized gains (losses).......  (2,123,627)  (3,463,063)     401,201     (229,706)     68,048    (263,671)
Change in unrealized gains
  (losses)........................   4,784,038    9,419,593    2,060,807    3,621,581     385,164   1,618,571
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from operations.................   2,422,145    5,737,046    2,299,846    3,257,715     401,962   1,301,968
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     132,919      191,301       58,884       74,365      22,575      15,854
Benefit payments..................     (67,970)     (82,275)     (34,767)     (85,566)    (57,412)         --
Payments on termination...........  (2,010,438)  (1,553,072)    (828,287)    (742,621)   (545,870)   (542,031)
Loans--net........................       2,820          551          521        1,224          49          49
Policy maintenance charge.........     (12,489)     (13,615)      (6,007)      (6,430)     (3,077)     (3,566)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (1,252,278)    (529,217)    (390,131)     332,437     225,772    (157,490)
                                   -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions......  (3,207,436)  (1,986,327)  (1,199,787)    (426,591)   (357,963)   (687,184)
                                   -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (785,291)   3,750,719    1,100,059    2,831,124      43,999     614,784
NET ASSETS AT BEGINNING
  OF PERIOD.......................  16,508,408   12,757,689   10,733,272    7,902,148   3,954,566   3,339,782
                                   -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $15,723,117  $16,508,408  $11,833,331  $10,733,272  $3,998,565  $3,954,566
                                   ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,404,844    1,604,897    1,117,346    1,184,448     280,759     352,411
       Units issued...............      80,435      160,438      148,783      206,863      57,425      65,339
       Units redeemed.............    (333,326)    (360,491)    (266,936)    (273,965)    (84,210)   (136,991)
                                   -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period.......................   1,151,953    1,404,844      999,193    1,117,346     253,974     280,759
                                   ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                DWS INVESTMENT
                                                THE ALGER                 THE ALGER                VARIABLE
                                               PORTFOLIOS                PORTFOLIOS                INSURANCE
                                                (CLASS S)                 (CLASS S)               TRUST FUNDS
                                               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                                  ALGER                     ALGER                     DWS
                                            LARGE CAP GROWTH           MID CAP GROWTH             EQUITY 500
                                                (CLASS S)                 (CLASS S)               INDEX VIP B
                                        ------------------------  ------------------------  ----------------------
                                            2010         2009         2010         2009        2010        2009
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (84,742) $   (74,418) $  (130,703) $  (121,261) $    3,942  $   31,916
Net realized gains (losses)............     331,087     (380,817)  (1,250,212)  (2,165,102)     45,118    (104,272)
Change in unrealized gains (losses)....     642,351    3,424,116    2,643,799    5,353,631     257,863     718,544
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................     888,696    2,968,881    1,262,884    3,067,268     306,923     646,188
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      36,291       49,902       64,546       71,289      12,948       1,782
Benefit payments.......................     (39,957)     (79,326)     (42,520)    (116,595)     (9,096)         --
Payments on termination................  (1,335,436)  (1,117,092)  (1,456,993)    (789,466)   (612,029)   (258,407)
Loans--net.............................         364          379          101           81          --          --
Policy maintenance charge..............      (6,386)      (7,525)      (8,404)     (10,019)         --          --
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (492,772)     (43,009)    (542,954)      22,826    (155,928)    378,470
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,837,896)  (1,196,671)  (1,986,224)    (821,884)   (764,105)    121,845
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (949,200)   1,772,210     (723,340)   2,245,384    (457,182)    768,033
NET ASSETS AT BEGINNING OF
  PERIOD...............................   9,319,189    7,546,979    9,116,385    6,871,001   2,918,037   2,150,004
                                        -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 8,369,989  $ 9,319,189  $ 8,393,045  $ 9,116,385  $2,460,855  $2,918,037
                                        ===========  ===========  ===========  ===========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     819,283      967,485      936,808    1,052,086     239,880     219,698
       Units issued....................      54,198      161,032       66,697      247,714      12,623      74,912
       Units redeemed..................    (208,843)    (309,234)    (266,549)    (362,992)    (72,925)    (54,730)
                                        -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................     664,638      819,283      736,956      936,808     179,578     239,880
                                        ===========  ===========  ===========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           DWS INVESTMENT
                                              VARIABLE
                                              INSURANCE             DWS VARIABLE              DWS VARIABLE
                                             TRUST FUNDS              SERIES I                  SERIES I
                                             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                        --------------------  ------------------------  -----------------------
                                            DWS SMALL CAP             DWS BOND                 DWS GLOBAL
                                             INDEX VIP B                VIP A             OPPORTUNITIES VIP A
                                        --------------------  ------------------------  -----------------------
                                           2010       2009        2010         2009         2010        2009
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (6,194) $     653  $   214,786  $   543,751  $   (85,577) $    7,687
Net realized gains (losses)............   (12,460)   (77,611)    (290,527)    (577,749)    (151,722)   (489,241)
Change in unrealized gains
  (losses).............................   171,788    202,818      455,072      662,862    1,859,574   2,919,367
                                        ---------  ---------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................   153,134    125,860      379,331      628,864    1,622,275   2,437,813
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     3,115          8       54,286       46,662       28,725      45,580
Benefit payments.......................        --         --      (75,697)     (39,124)     (67,780)    (10,816)
Payments on termination................  (135,166)   (43,374)  (1,081,252)  (1,250,051)    (869,881)   (514,235)
Loans--net.............................        --         --          (34)      (5,223)         592         583
Policy maintenance charge..............        --         --       (4,577)      (5,641)      (4,625)     (4,758)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    56,152   (128,804)     (99,451)    (342,516)    (520,657)     95,208
                                        ---------  ---------  -----------  -----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (75,899)  (172,170)  (1,206,725)  (1,595,893)  (1,433,626)   (388,438)
                                        ---------  ---------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    77,235    (46,310)    (827,394)    (967,029)     188,649   2,049,375
NET ASSETS AT BEGINNING OF
  PERIOD...............................   662,082    708,392    7,471,156    8,438,185    7,635,926   5,586,551
                                        ---------  ---------  -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 739,317  $ 662,082  $ 6,643,762  $ 7,471,156  $ 7,824,575  $7,635,926
                                        =========  =========  ===========  ===========  ===========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    45,020     59,901      600,062      733,338      575,889     602,970
       Units issued....................     4,648      4,267       57,866       79,689       41,982      68,374
       Units redeemed..................    (9,235)   (19,148)    (150,468)    (212,965)    (141,547)    (95,455)
                                        ---------  ---------  -----------  -----------  -----------  ----------
   Units outstanding at end of
     period............................    40,433     45,020      507,460      600,062      476,324     575,889
                                        =========  =========  ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        DWS VARIABLE             DWS VARIABLE             DWS VARIABLE
                                          SERIES I                 SERIES I                 SERIES II
                                         SUB-ACCOUNT             SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  -----------------------  ------------------------
                                             DWS                     DWS                       DWS
                                   GROWTH AND INCOME VIP A   INTERNATIONAL VIP A        BALANCED VIP A II
                                   ----------------------  -----------------------  ------------------------
                                      2010        2009        2010         2009         2010         2009
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $    3,392  $    6,088  $   20,776  $   106,230  $    89,887  $   133,335
Net realized gains (losses).......   (226,460)   (190,624)   (291,778)    (682,422)     (25,215)    (337,152)
Change in unrealized gains
  (losses)........................    368,175     578,972     219,206    1,476,205      381,940    1,243,775
                                   ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    145,107     394,436     (51,796)     900,013      446,612    1,039,958
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     11,030       9,557      11,178       24,214       40,412       36,856
Benefit payments..................    (10,068)    (22,235)     (9,406)    (101,034)     (69,716)    (142,482)
Payments on termination...........   (268,608)   (182,497)   (301,081)    (301,034)    (708,229)    (986,478)
Loans--net........................        151         149          84          355          413          213
Policy maintenance charge.........     (1,295)     (1,367)     (1,451)      (1,830)      (4,483)      (5,270)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................   (140,412)    103,337     (92,820)    (888,901)    (343,763)    (154,462)
                                   ----------  ----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (409,202)    (93,056)   (393,496)  (1,268,230)  (1,085,366)  (1,251,623)
                                   ----------  ----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................   (264,095)    301,380    (445,292)    (368,217)    (638,754)    (211,665)
NET ASSETS AT BEGINNING
  OF PERIOD.......................  1,661,094   1,359,714   2,994,795    3,363,012    5,511,618    5,723,283
                                   ----------  ----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $1,396,999  $1,661,094  $2,549,503  $ 2,994,795  $ 4,872,864  $ 5,511,618
                                   ==========  ==========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    197,643     210,620     349,333      517,233      532,599      672,259
       Units issued...............    125,480      34,963      55,304       31,232       18,242       49,831
       Units redeemed.............   (173,959)    (47,940)   (108,190)    (199,132)    (121,181)    (189,491)
                                   ----------  ----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    149,164     197,643     296,447      349,333      429,660      532,599
                                   ==========  ==========  ==========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               FEDERATED                 FEDERATED                 FEDERATED
                                               INSURANCE                 INSURANCE                 INSURANCE
                                                 SERIES                   SERIES                    SERIES
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        -----------------------  ------------------------  ------------------------
                                                                      FEDERATED FUND
                                               FEDERATED                 FOR U.S.               FEDERATED HIGH
                                                CAPITAL                 GOVERNMENT                INCOME BOND
                                             INCOME FUND II            SECURITIES II                FUND II
                                        -----------------------  ------------------------  ------------------------
                                            2010        2009         2010         2009         2010         2009
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)........... $   173,072  $  183,058  $   708,964  $   938,929  $ 1,068,177  $ 1,443,357
Net realized gains (losses)............     (74,534)   (204,612)      57,303      (31,804)    (171,132)  (1,117,610)
Change in unrealized gains
  (losses).............................     268,922     962,960       58,948       16,758    1,019,143    5,537,892
                                        -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................     367,460     941,406      825,215      923,883    1,916,188    5,863,639
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT TRANSACTIONS
Deposits...............................      14,716      20,669      202,986      371,363       71,352      120,796
Benefit payments.......................     (30,949)    (53,025)    (175,396)    (357,414)     (96,893)    (220,247)
Payments on termination................    (418,964)   (566,757)  (5,940,609)  (4,480,374)  (2,537,168)  (1,995,944)
Loans--net.............................          --          --        3,465       (4,464)         987       (8,324)
Policy maintenance charge..............      (2,448)     (2,875)     (10,905)     (13,320)      (9,204)      (9,760)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................    (705,496)    311,944       57,788     (845,861)    (494,343)    (470,910)
                                        -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (1,143,141)   (290,044)  (5,862,671)  (5,330,070)  (3,065,269)  (2,584,389)
                                        -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS...........................    (775,681)    651,362   (5,037,456)  (4,406,187)  (1,149,081)   3,279,250
NET ASSETS AT BEGINNING
  OF PERIOD............................   4,497,721   3,846,359   23,714,141   28,120,328   16,180,796   12,901,546
                                        -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $ 3,722,040  $4,497,721  $18,676,685  $23,714,141  $15,031,715  $16,180,796
                                        ===========  ==========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................     419,196     446,913    1,603,538    1,972,798    1,054,924    1,267,497
       Units issued....................      56,739      70,669      268,471      245,372      141,873      182,075
       Units redeemed..................    (168,134)    (98,386)    (663,114)    (614,632)    (334,082)    (394,648)
                                        -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................     307,801     419,196    1,208,895    1,603,538      862,715    1,054,924
                                        ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP                       VIP                       VIP
                                         ASSET MANAGER              CONTRAFUND               EQUITY-INCOME
                                   ------------------------  ------------------------  ------------------------
                                       2010         2009         2010         2009         2010         2009
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss).......................... $    13,553  $    60,265  $  (141,923) $   (45,289) $    61,208  $   172,242
Net realized gains (losses).......     (82,750)    (524,426)  (1,759,129)  (3,492,091)  (1,554,325)  (3,229,611)
Change in unrealized gains
  (losses)........................     954,678    2,250,693    8,479,271   15,828,032    4,317,895    8,550,231
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     885,481    1,786,532    6,578,219   12,290,652    2,824,778    5,492,862
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      79,675       63,888      368,553      399,406      127,091      244,205
Benefit payments..................     (89,985)    (108,805)    (439,250)    (253,202)    (314,027)    (270,507)
Payments on termination...........  (1,151,477)  (1,259,151)  (6,134,862)  (4,004,311)  (3,670,580)  (3,002,727)
Loans--net........................       3,396       (4,594)      17,181        4,628        4,753        8,631
Policy maintenance charge.........      (5,279)      (6,013)     (30,008)     (32,789)     (16,890)     (19,091)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............     158,231     (243,583)    (290,899)    (914,189)    (723,073)    (612,691)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,005,439)  (1,558,258)  (6,509,285)  (4,800,457)  (4,592,726)  (3,652,180)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (119,958)     228,274       68,934    7,490,195   (1,767,948)   1,840,682
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   7,755,034    7,526,760   47,724,885   40,234,690   24,583,637   22,742,955
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 7,635,076  $ 7,755,034  $47,793,819  $47,724,885  $22,815,689  $24,583,637
                                   ===========  ===========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     555,175      685,452    3,177,739    3,535,479    1,664,205    1,976,347
       Units issued...............      56,039       29,029      402,210      277,694       84,768      165,081
       Units redeemed.............    (121,543)    (159,306)    (802,410)    (635,434)    (389,270)    (477,223)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     489,671      555,175    2,777,539    3,177,739    1,359,703    1,664,205
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                   FIDELITY
                                           VARIABLE                  VARIABLE                   VARIABLE
                                           INSURANCE                 INSURANCE                  INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND              PRODUCTS FUND
                                          SUB-ACCOUNT               SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  ------------------------  --------------------------
                                          VIP GROWTH               VIP INDEX 500            VIP MONEY MARKET
                                   ------------------------  ------------------------  --------------------------
                                       2010         2009         2010         2009         2010          2009
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (215,938) $  (173,227) $    95,355  $   264,009  $   (509,611) $   (379,882)
Net realized gains (losses).......    (427,537)  (1,540,548)     261,102   (1,301,890)       20,891            --
Change in unrealized gains
  (losses)........................   4,214,382    5,646,060    3,068,191    6,779,141            --            --
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations.................   3,570,907    3,932,285    3,424,648    5,741,260      (488,720)     (379,882)
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     206,546      203,507      315,785      520,095       505,565       651,854
Benefit payments..................    (190,333)    (126,371)    (192,599)    (203,184)     (502,047)      (39,119)
Payments on termination...........  (2,299,451)  (1,933,028)  (3,427,699)  (3,091,343)  (13,697,629)  (15,543,858)
Loans--net........................       5,574         (489)       1,503         (140)      (16,519)        1,646
Policy maintenance charge.........     (17,369)     (19,441)     (22,834)     (25,996)      (20,477)      (24,722)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (909,497)    (699,726)    (703,267)  (1,391,346)    2,435,155    (1,920,913)
                                   -----------  -----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions......  (3,204,530)  (2,575,548)  (4,029,111)  (4,191,914)  (11,295,952)  (16,875,112)
                                   -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS......................     366,377    1,356,737     (604,463)   1,549,346   (11,784,672)  (17,254,993)
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................  18,477,603   17,120,866   29,106,234   27,556,888    44,203,743    61,458,736
                                   -----------  -----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD.......................... $18,843,980  $18,477,603  $28,501,771  $29,106,234  $ 32,419,071  $ 44,203,743
                                   ===========  ===========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,026,904    2,282,374    3,134,021    3,670,759     3,577,322     4,923,162
       Units issued...............      81,938      180,973      166,799      310,838     1,925,613     2,156,454
       Units redeemed.............    (408,974)    (436,443)    (589,254)    (847,576)   (2,830,768)   (3,502,294)
                                   -----------  -----------  -----------  -----------  ------------  ------------
   Units outstanding at end of
     period.......................   1,699,868    2,026,904    2,711,566    3,134,021     2,672,167     3,577,322
                                   ===========  ===========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    FIDELITY                 FIDELITY
                                           FIDELITY                 VARIABLE                 VARIABLE
                                           VARIABLE                 INSURANCE                INSURANCE
                                           INSURANCE              PRODUCTS FUND            PRODUCTS FUND
                                         PRODUCTS FUND          (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                   ------------------------  ----------------------  ------------------------
                                                                VIP ASSET MANAGER         VIP CONTRAFUND
                                         VIP OVERSEAS           (SERVICE CLASS 2)        (SERVICE CLASS 2)
                                   ------------------------  ----------------------  ------------------------
                                       2010         2009        2010        2009         2010         2009
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (24,266) $    75,563  $   (5,779) $   23,867  $  (150,750) $   (98,506)
Net realized gains (losses).......    (580,521)  (1,046,013)    (30,192)   (404,718)  (1,415,486)  (3,953,313)
Change in unrealized gains
  (losses)........................   1,851,914    3,644,222     558,196   1,338,221    5,206,623   10,820,626
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,247,127    2,673,772     522,225     957,370    3,640,387    6,768,807
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     124,401      168,281      21,891      20,207      175,706      206,397
Benefit payments..................     (76,091)    (102,306)    (22,967)         --     (139,879)    (129,184)
Payments on termination...........  (1,671,842)  (1,188,466)   (573,604)   (571,881)  (3,195,919)  (2,755,113)
Loans--net........................         997        1,204         957         820         (160)         340
Policy maintenance charge.........      (6,965)      (7,949)    (11,767)    (13,268)     (61,115)     (68,206)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (602,895)    (290,199)     99,314     (58,049)      57,167     (905,507)
                                   -----------  -----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,232,395)  (1,419,435)   (486,176)   (622,171)  (3,164,200)  (3,651,273)
                                   -----------  -----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (985,268)   1,254,337      36,049     335,199      476,187    3,117,534
NET ASSETS AT BEGINNING
  OF PERIOD.......................  13,467,350   12,213,013   4,536,234   4,201,035   26,679,407   23,561,873
                                   -----------  -----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $12,482,082  $13,467,350  $4,572,283  $4,536,234  $27,155,594  $26,679,407
                                   ===========  ===========  ==========  ==========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   1,192,275    1,325,543     410,695     481,995    2,144,259    2,526,068
       Units issued...............     114,510      137,179      72,024      89,185      220,749      369,448
       Units redeemed.............    (304,117)    (270,447)   (113,969)   (160,485)    (469,092)    (751,257)
                                   -----------  -----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period.......................   1,002,668    1,192,275     368,750     410,695    1,895,916    2,144,259
                                   ===========  ===========  ==========  ==========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                  FIDELITY                  FIDELITY
                                           VARIABLE                  VARIABLE                  VARIABLE
                                           INSURANCE                 INSURANCE                 INSURANCE
                                         PRODUCTS FUND             PRODUCTS FUND             PRODUCTS FUND
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                          SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   ------------------------  ------------------------  ------------------------
                                              VIP
                                         EQUITY-INCOME              VIP GROWTH               VIP INDEX 500
                                       (SERVICE CLASS 2)         (SERVICE CLASS 2)         (SERVICE CLASS 2)
                                   ------------------------  ------------------------  ------------------------
                                       2010         2009         2010         2009         2010         2009
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $     5,523  $    91,709  $  (166,384) $  (135,516) $    27,513  $   198,484
Net realized gains (losses).......  (1,202,114)  (3,016,440)      87,523     (607,405)     115,134   (1,360,868)
Change in unrealized gains
  (losses)........................   3,925,884    8,026,073    2,302,752    3,145,463    3,400,488    7,126,622
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,729,293    5,101,342    2,223,891    2,402,542    3,543,135    5,964,238
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     235,162      100,221      212,296      134,490      318,746      346,362
Benefit payments..................     (91,083)    (201,857)     (86,696)     (42,963)    (127,706)    (110,696)
Payments on termination...........  (2,488,505)  (2,069,830)  (1,754,535)  (1,318,998)  (3,307,121)  (2,948,042)
Loans--net........................       1,830        1,802       (1,182)          --       (4,495)         225
Policy maintenance charge.........     (39,292)     (43,839)      (5,732)      (6,541)     (85,529)     (94,970)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    (278,373)    (914,022)    (132,373)     228,019     (711,664)    (676,101)
                                   -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (2,660,261)  (3,127,525)  (1,768,222)  (1,005,993)  (3,917,769)  (3,483,222)
                                   -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................      69,032    1,973,817      455,669    1,396,549     (374,634)   2,481,016
NET ASSETS AT BEGINNING
  OF PERIOD.......................  22,297,702   20,323,885   11,501,270   10,104,721   29,364,919   26,883,903
                                   -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $22,366,734  $22,297,702  $11,956,939  $11,501,270  $28,990,285  $29,364,919
                                   ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   2,330,618    2,716,945    1,175,865    1,305,177    2,959,521    3,369,404
       Units issued...............     217,844      306,592      120,272      161,362      226,768      451,946
       Units redeemed.............    (481,862)    (692,919)    (288,291)    (290,674)    (597,964)    (861,829)
                                   -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................   2,066,600    2,330,618    1,007,846    1,175,865    2,588,325    2,959,521
                                   ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           FIDELITY                   FIDELITY                   FIDELITY
                                           VARIABLE                   VARIABLE                   VARIABLE
                                           INSURANCE                  INSURANCE                  INSURANCE
                                         PRODUCTS FUND              PRODUCTS FUND              PRODUCTS FUND
                                       (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                          SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT
                                   ------------------------  --------------------------  ------------------------
                                        VIP INVESTMENT                VIP MONEY
                                          GRADE BOND                   MARKET                  VIP OVERSEAS
                                       (SERVICE CLASS 2)          (SERVICE CLASS 2)          (SERVICE CLASS 2)
                                   ------------------------  --------------------------  ------------------------
                                       2010         2009         2010          2009          2010         2009
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   655,904  $ 2,765,206  $   (670,006) $   (583,628) $  (106,742) $    80,523
Net realized gains (losses).......     764,574     (382,518)       24,219            --   (1,423,885)  (3,297,414)
Change in unrealized gains
  (losses)........................     916,849    2,610,683            --            --    4,039,078    8,521,126
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   2,337,327    4,993,371      (645,787)     (583,628)   2,508,451    5,304,235
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     153,721      170,770       302,772       495,065      125,555      191,424
Benefit payments..................    (265,427)    (517,321)     (245,690)     (135,716)    (177,084)    (205,005)
Payments on termination...........  (5,117,565)  (5,679,976)  (10,380,204)  (11,087,998)  (2,870,364)  (2,372,043)
Loans--net........................       1,258        1,943           216           213          291        1,059
Policy maintenance charge.........     (71,644)     (83,214)     (118,117)     (144,377)     (65,553)     (76,351)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................     819,635    1,642,188       226,919     2,172,645   (1,273,732)    (682,578)
                                   -----------  -----------  ------------  ------------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (4,480,022)  (4,465,610)  (10,214,104)   (8,700,168)  (4,260,887)  (3,143,494)
                                   -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (2,142,695)     527,761   (10,859,891)   (9,283,796)  (1,752,436)   2,160,741
NET ASSETS AT BEGINNING
  OF PERIOD.......................  40,732,216   40,204,455    49,016,190    58,299,986   26,123,311   23,962,570
                                   -----------  -----------  ------------  ------------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $38,589,521  $40,732,216  $ 38,156,299  $ 49,016,190  $24,370,875  $26,123,311
                                   ===========  ===========  ============  ============  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........   3,380,195    3,789,300     4,574,909     5,382,717    2,212,100    2,520,692
       Units issued...............     502,855      699,679     1,379,575     2,330,821      257,066      426,818
       Units redeemed.............    (851,654)  (1,108,784)   (2,339,201)   (3,138,629)    (609,481)    (735,410)
                                   -----------  -----------  ------------  ------------  -----------  -----------
   Units outstanding at end of
     period.......................   3,031,396    3,380,195     3,615,283     4,574,909    1,859,685    2,212,100
                                   ===========  ===========  ============  ============  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             GOLDMAN SACHS           GOLDMAN SACHS
                                               VARIABLE                VARIABLE
                                               INSURANCE               INSURANCE                 INVESCO
                                                 TRUST                   TRUST             INVESTMENT SERVICES
                                              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                        ----------------------  ----------------------  ------------------------
                                             VIT STRATEGIC          VIT STRUCTURED
                                             INTERNATIONAL             SMALL CAP              INVESCO V. I.
                                                EQUITY                  EQUITY               BASIC VALUE (A)
                                        ----------------------  ----------------------  ------------------------
                                           2010        2009        2010        2009         2010         2009
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (1,374) $    8,702  $  (16,938) $   (3,491) $   (96,185) $     9,149
Net realized gains (losses)............   (147,680)   (207,940)    (57,563)   (282,687)  (1,197,869)  (2,264,688)
Change in unrealized gains (losses)....    292,184     668,827     511,062     626,288    1,774,325    6,073,371
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    143,130     469,589     436,561     340,110      480,271    3,817,832
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      4,154       2,850       1,963       2,398       75,440       57,606
Benefit payments.......................     (3,853)    (10,272)    (39,527)    (11,526)     (26,492)     (85,318)
Payments on termination................   (506,435)   (179,510)   (272,273)   (194,055)  (1,865,958)  (1,204,431)
Loans--net.............................        527         460           1          (1)         177          100
Policy maintenance charge..............       (651)       (749)       (577)       (649)      (4,024)      (4,422)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     11,993      37,684     (92,479)    132,637     (259,077)    (508,755)
                                        ----------  ----------  ----------  ----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (494,265)   (149,537)   (402,892)    (71,196)  (2,079,934)  (1,745,220)
                                        ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (351,135)    320,052      33,669     268,914   (1,599,663)   2,072,612
NET ASSETS AT BEGINNING OF
  PERIOD...............................  2,217,027   1,896,975   1,724,818   1,455,904   11,154,158    9,081,546
                                        ----------  ----------  ----------  ----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $1,865,892  $2,217,027  $1,758,487  $1,724,818  $ 9,554,495  $11,154,158
                                        ==========  ==========  ==========  ==========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    236,444     256,702     127,365     135,307    1,284,629    1,523,804
       Units issued....................     18,945      32,270       9,674      29,912      125,561      208,582
       Units redeemed..................    (72,365)    (52,528)    (35,661)    (37,854)    (369,073)    (447,757)
                                        ----------  ----------  ----------  ----------  -----------  -----------
   Units outstanding at end of
     period............................    183,024     236,444     101,378     127,365    1,041,117    1,284,629
                                        ==========  ==========  ==========  ==========  ===========  ===========

--------
(a)Previously known as AIM V. I. Basic Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              INVESCO                    INVESCO                     INVESCO
                                        INVESTMENT SERVICES        INVESTMENT SERVICES         INVESTMENT SERVICES
                                            SUB-ACCOUNT                SUB-ACCOUNT                 SUB-ACCOUNT
                                        -----------------------  -------------------------  ------------------------
                                           INVESCO V. I.               INVESCO VAN           INVESCO VAN KAMPEN V.I.
                                        CAPITAL APPRECIATION (B) KAMPEN V.I. HIGH YIELD (C)  U.S. MID CAP VALUE (D)
                                        -----------------------  -------------------------  ------------------------
                                          2010         2009          2010         2009          2010         2009
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $ (4,404)    $ (4,443)   $   326,910   $  276,868   $  (128,003) $   (47,571)
Net realized gains (losses)............  (20,243)     (34,314)       348,118      268,383    (1,452,485)  (3,826,933)
Change in unrealized gains (losses)....   88,407      123,767       (306,097)     765,656     5,640,721   10,139,646
                                         --------     --------   -----------   ----------   -----------  -----------
Increase (decrease) in net assets from
  operations...........................   63,760       85,010        368,931    1,310,907     4,060,233    6,265,142
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................    2,921          668          6,737       12,650        53,929       83,440
Benefit payments.......................   (2,424)      (8,960)       (69,509)     (70,535)     (129,947)    (108,492)
Payments on termination................  (71,886)     (37,891)      (982,467)    (734,518)   (3,916,605)  (2,395,281)
Loans--net.............................       --           --             --           --          (372)       1,004
Policy maintenance charge..............       --           --           (719)        (829)       (7,302)      (7,908)
Transfers among the sub-accounts and
  with the Fixed Account--net..........  (13,834)      12,685          3,657     (178,190)     (764,435)  (1,162,804)
                                         --------     --------   -----------   ----------   -----------  -----------
Increase (decrease) in net assets from
  contract transactions................  (85,223)     (33,498)    (1,042,301)    (971,422)   (4,764,732)  (3,590,041)
                                         --------     --------   -----------   ----------   -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (21,463)      51,512       (673,370)     339,485      (704,499)   2,675,101
NET ASSETS AT BEGINNING OF
  PERIOD...............................  541,218      489,706      3,961,834    3,622,349    22,531,372   19,856,271
                                         --------     --------   -----------   ----------   -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $519,755     $541,218    $ 3,288,464   $3,961,834   $21,826,873  $22,531,372
                                         ========     ========   ===========   ==========   ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   70,584       76,077        313,062      402,284     1,670,413    2,014,830
       Units issued....................    1,928        7,546         29,965       22,438       137,266      183,839
       Units redeemed..................  (12,838)     (13,039)      (107,686)    (111,660)     (458,436)    (528,256)
                                         --------     --------   -----------   ----------   -----------  -----------
   Units outstanding at end of
     period............................   59,674       70,584        235,341      313,062     1,349,243    1,670,413
                                         ========     ========   ===========   ==========   ===========  ===========

--------
(b)Previously known as AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT      INVESCO INVESTMENT          INVESCO INVESTMENT
                                           SERVICES SERIES II      SERVICES SERIES II          SERVICES SERIES II
                                              SUB-ACCOUNT              SUB-ACCOUNT                 SUB-ACCOUNT
                                        -----------------------  --------------------------  ----------------------
                                             INVESCO V. I.            INVESCO V. I.               INVESCO V. I.
                                           BASIC VALUE II (E)    CAPITAL APPRECIATION II (F)   CORE EQUITY II (G)
                                        -----------------------  --------------------------  ----------------------
                                           2010         2009        2010          2009          2010        2009
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (75,067) $   (23,474) $  (17,962)   $  (21,442)   $  (37,056) $   (1,771)
Net realized gains (losses)............   (584,268)  (1,386,153)    (58,254)     (135,469)       35,776    (262,116)
Change in unrealized gains (losses)....    960,994    3,644,515     274,779       431,836       368,332   1,427,294
                                        ----------  -----------   ----------    ----------   ----------  ----------
Increase (decrease) in net assets from
  operations...........................    301,659    2,234,888     198,563       274,925       367,052   1,163,407
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     22,042       30,487      11,321        11,394        31,565      39,312
Benefit payments.......................    (20,041)     (28,763)     (4,902)         (826)      (31,565)    (74,513)
Payments on termination................   (648,424)    (593,363)   (211,159)     (197,362)     (477,727)   (521,815)
Loans--net.............................       (188)         206         640           538           433         426
Policy maintenance charge..............    (17,053)     (19,653)     (1,876)       (2,121)      (11,202)    (13,407)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     29,583     (554,644)    (84,824)      (43,263)     (110,759)   (247,392)
                                        ----------  -----------   ----------    ----------   ----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (634,081)  (1,165,730)   (290,800)     (231,640)     (599,255)   (817,389)
                                        ----------  -----------   ----------    ----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (332,422)   1,069,158     (92,237)       43,285      (232,203)    346,018
NET ASSETS AT BEGINNING OF
  PERIOD...............................  6,570,521    5,501,363   1,780,675     1,737,390     5,165,575   4,819,557
                                        ----------  -----------   ----------    ----------   ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $6,238,099  $ 6,570,521  $1,688,438    $1,780,675    $4,933,372  $5,165,575
                                        ==========  ===========   ==========    ==========   ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    771,808      940,356     210,462       243,862       521,664     613,296
       Units issued....................    119,587      134,567      13,989        15,466        42,396     117,557
       Units redeemed..................   (195,087)    (303,115)    (48,438)      (48,866)     (101,131)   (209,189)
                                        ----------  -----------   ----------    ----------   ----------  ----------
   Units outstanding at end of
     period............................    696,308      771,808     176,013       210,462       462,929     521,664
                                        ==========  ===========   ==========    ==========   ==========  ==========

--------
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT         INVESCO INVESTMENT       INVESCO INVESTMENT
                                           SERVICES SERIES II         SERVICES SERIES II       SERVICES SERIES II
                                               SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        ------------------------   -----------------------  ------------------------
                                        INVESCO V. I. MID CAP CORE INVESCO VAN KAMPEN V.I.   INVESCO VAN KAMPEN V.I.
                                              EQUITY II (H)           GOVERNMENT II (I)     GROWTH AND INCOME II (J)
                                        ------------------------   -----------------------  ------------------------
                                            2010          2009        2010         2009         2010         2009
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (127,115)  $   (53,616) $ (127,672) $   452,148  $  (523,357) $   722,806
Net realized gains (losses)............    (134,319)     (726,663)      9,597      (68,992)    (599,312)  (2,851,884)
Change in unrealized gains (losses)....   1,453,356     3,192,666     418,221     (471,798)   4,788,457    9,294,865
                                        -----------   -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................   1,191,922     2,412,387     300,146      (88,642)   3,665,788    7,165,787
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      56,603        52,771      34,002      109,283      225,713      226,336
Benefit payments.......................     (19,733)      (67,825)     (4,245)    (132,325)    (287,929)    (415,842)
Payments on termination................    (961,101)   (1,049,487)   (713,361)  (1,224,182)  (5,663,246)  (4,124,919)
Loans--net.............................         139           247         (59)        (414)       3,393          133
Policy maintenance charge..............     (32,000)      (35,267)    (19,237)     (20,147)     (62,735)     (69,520)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     145,447      (566,812)    548,690   (1,361,309)    (562,707)    (450,961)
                                        -----------   -----------  ----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................    (810,645)   (1,666,373)   (154,210)  (2,629,094)  (6,347,511)  (4,834,773)
                                        -----------   -----------  ----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................     381,277       746,014     145,936   (2,717,736)  (2,681,723)   2,331,014
NET ASSETS AT BEGINNING OF
  PERIOD...............................  10,557,879     9,811,865   8,876,604   11,594,340   38,997,827   36,666,813
                                        -----------   -----------  ----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $10,939,156   $10,557,879  $9,022,540  $ 8,876,604  $36,316,104  $38,997,827
                                        ===========   ===========  ==========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     864,101     1,026,822     809,001    1,047,635    3,407,638    3,915,348
      Units issued.....................      93,516       112,614     203,752      318,768      313,378      539,889
      Units redeemed...................    (158,254)     (275,335)   (215,967)    (557,402)    (846,585)  (1,047,599)
                                        -----------   -----------  ----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................     799,363       864,101     796,786      809,001    2,874,431    3,407,638
                                        ===========   ===========  ==========  ===========  ===========  ===========

--------
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                           INVESCO INVESTMENT           J.P. MORGAN             J.P. MORGAN
                                           SERVICES SERIES II         SERIES TRUST II         SERIES TRUST II
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  --------------------------  ---------------
                                         INVESCO VAN KAMPEN V.I.          JPMORGAN
                                          MID CAP GROWTH II (K)   IT SMALL CAP CORE PORTFOLIO  SMALL COMPANY
                                        ------------------------  --------------------------  ---------------
                                            2010         2009        2010       2009 (W) (U)   2009 (U) (V)
                                        -----------  -----------   ----------   ------------  ---------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (115,467) $   (89,893) $  (24,709)    $  (12,856)    $     1,747
Net realized gains (losses)............    (161,942)  (1,353,353)    (50,801)       (67,182)        (74,821)
Change in unrealized gains (losses)....   1,978,629    3,939,648     444,434       (318,559)        768,131
                                        -----------  -----------   ----------    ----------     -----------
Increase (decrease) in net assets
  from operations......................   1,701,220    2,496,402     368,924       (398,597)        695,057
                                        -----------  -----------   ----------    ----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      30,393       28,563         758            993             586
Benefit payments.......................     (17,735)    (122,160)    (14,715)       (13,745)         (3,112)
Payments on termination................  (1,185,343)    (833,139)   (396,027)      (134,502)        (56,958)
Loans--net.............................         567          681         336         (1,287)            210
Policy maintenance charge..............      (3,411)      (3,417)       (699)          (598)           (191)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................     616,488      967,258      (7,775)     2,317,025      (2,397,214)
                                        -----------  -----------   ----------    ----------     -----------
Increase (decrease) in net assets from
  contract transactions................    (559,041)      37,786    (418,122)     2,167,886      (2,456,679)
                                        -----------  -----------   ----------    ----------     -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   1,142,179    2,534,188     (49,198)     1,769,289      (1,761,622)
NET ASSETS AT BEGINNING OF
  PERIOD...............................   7,211,211    4,677,023   1,769,289             --       1,761,622
                                        -----------  -----------   ----------    ----------     -----------
NET ASSETS AT END OF
  PERIOD............................... $ 8,353,390  $ 7,211,211  $1,720,091     $1,769,289     $        --
                                        ===========  ===========   ==========    ==========     ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     614,321      613,401     141,494             --         170,180
       Units issued....................     153,494      288,002       4,615        313,594           2,087
       Units redeemed..................    (199,585)    (287,082)    (36,200)      (172,100)       (172,267)
                                        -----------  -----------   ----------    ----------     -----------
   Units outstanding at end of
     period............................     568,230      614,321     109,909        141,494              --
                                        ===========  ===========   ==========    ==========     ===========

--------
(k)Previously known as LIT Mid Cap Growth (Class II)
(u)On April 24, 2009, JP Morgan Small company merged into JPMorgan IT Small Cap Core Portfolio
(v)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning April 25, 2009 and ended December 31, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                     JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                       SERIES                    SERIES                    SERIES
                                     SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                              ------------------------  ------------------------  ------------------------
                                      BALANCED                 ENTERPRISE               FLEXIBLE BOND
                              ------------------------  ------------------------  ------------------------
                                  2010         2009         2010         2009         2010         2009
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  OPERATIONS
Net investment income
  (loss)..................... $   406,795  $   481,292  $  (251,796) $  (228,831) $   369,058  $   481,321
Net realized gains (losses)..     754,932    1,231,017      (25,527)  (1,250,863)     754,012       71,378
Change in unrealized gains
  (losses)...................     814,411    5,083,769    4,239,874    7,103,955      (78,120)   1,239,476
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from operations.....   1,976,138    6,796,078    3,962,551    5,624,261    1,044,950    1,792,175
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits.....................     239,478      216,311      143,712      164,078      127,638       69,830
Benefit payments.............    (230,134)    (390,943)    (114,750)    (219,326)    (101,889)    (150,105)
Payments on termination......  (5,149,970)  (4,508,678)  (1,793,940)  (1,341,195)  (2,996,702)  (2,067,355)
Loans--net...................      (4,628)       4,592        3,976        2,436      (11,908)       1,887
Policy maintenance charge....     (23,053)     (26,912)     (16,674)     (18,178)      (7,311)      (8,407)
Transfers among the
  sub-accounts and with the
  Fixed Account--net.........     (76,639)    (330,596)    (671,008)    (625,725)     624,796      271,794
                              -----------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net
  assets from contract
  transactions...............  (5,244,946)  (5,036,226)  (2,448,684)  (2,037,910)  (2,365,376)  (1,882,356)
                              -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE)
  IN NET ASSETS..............  (3,268,808)   1,759,852    1,513,867    3,586,351   (1,320,426)     (90,181)
NET ASSETS AT
  BEGINNING OF
  PERIOD.....................  33,432,603   31,672,751   18,387,066   14,800,715   16,680,138   16,770,319
                              -----------  -----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD..................... $30,163,795  $33,432,603  $19,900,933  $18,387,066  $15,359,712  $16,680,138
                              ===========  ===========  ===========  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period.....   1,746,537    2,015,226    1,430,223    1,598,577      960,547    1,076,260
       Units issued..........     115,219      137,673      119,523      111,139      126,234      161,978
       Units redeemed........    (388,362)    (406,362)    (294,690)    (279,493)    (253,114)    (277,691)
                              -----------  -----------  -----------  -----------  -----------  -----------
   Units outstanding at end
     of period...............   1,473,394    1,746,537    1,255,056    1,430,223      833,667      960,547
                              ===========  ===========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                         JANUS ASPEN               JANUS ASPEN               JANUS ASPEN
                                            SERIES                   SERIES                    SERIES
                                         SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                   -----------------------  ------------------------  ------------------------
                                            FORTY                     JANUS
                                          PORTFOLIO                 PORTFOLIO                 WORLDWIDE
                                   -----------------------  ------------------------  ------------------------
                                       2010        2009         2010         2009         2010         2009
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (53,161) $  (66,840) $   (50,059) $  (126,633) $  (132,415) $    (4,822)
Net realized gains (losses).......     179,411    (157,499)    (290,500)  (1,115,348)    (463,953)  (1,228,376)
Change in unrealized gains
  (losses)........................      56,251   1,818,971    2,046,426    5,423,321    2,525,236    5,615,187
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................     182,501   1,594,632    1,705,867    4,181,340    1,928,868    4,381,989
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................       9,399      11,372      137,226      139,471      123,737      141,166
Benefit payments..................     (18,220)     (3,102)    (318,163)    (193,764)    (172,342)    (148,581)
Payments on termination...........    (845,697)   (787,284)  (1,855,419)  (1,738,295)  (1,947,404)  (1,664,758)
Loans--net........................        (775)        346        1,678       (1,399)       4,961        5,257
Policy maintenance charge.........        (683)       (737)     (14,837)     (16,923)     (15,092)     (17,037)
Transfers among the
  sub-accounts and with the
  Fixed Account--net..............    (167,784)     50,024     (574,113)    (584,372)  (1,667,335)     487,313
                                   -----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (1,023,760)   (729,381)  (2,623,628)  (2,395,282)  (3,673,475)  (1,196,640)
                                   -----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    (841,259)    865,251     (917,761)   1,786,058   (1,744,607)   3,185,349
NET ASSETS AT
  BEGINNING OF
  PERIOD..........................   5,046,132   4,180,881   15,583,659   13,797,601   16,732,550   13,547,201
                                   -----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $ 4,204,873  $5,046,132  $14,665,898  $15,583,659  $14,987,943  $16,732,550
                                   ===========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     346,425     413,816    1,315,074    1,560,530    1,539,760    1,562,004
       Units issued...............      27,595      52,954       72,972       84,097       50,518      310,298
       Units redeemed.............     (99,379)    (12,034)    (289,960)    (329,553)    (447,034)    (332,542)
                                   -----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................     274,641     346,425    1,098,086    1,315,074    1,143,244    1,539,760
                                   ===========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               JANUS ASPEN              JANUS ASPEN             JANUS ASPEN
                                                 SERIES                   SERIES                   SERIES
                                            (SERVICE SHARES)         (SERVICE SHARES)         (SERVICE SHARES)
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  -----------------------
                                                                                                   INTECH
                                                                           FORTY                RISK-MANAGED
                                                BALANCED                 PORTFOLIO             CORE PORTFOLIO
                                            (SERVICE SHARES)         (SERVICE SHARES)         (SERVICE SHARES)
                                        ------------------------  ----------------------  -----------------------
                                            2010         2009        2010        2009       2010 (L)      2009
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    88,343  $   104,872  $  (82,820) $  (88,564) $    32,120  $  (13,671)
Net realized gains (losses)............     128,487      215,163     126,601    (324,088)    (838,440)   (486,546)
Change in unrealized gains (losses)....     364,389    1,614,436     190,216   2,365,707      983,060   1,065,211
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................     581,219    1,934,471     233,997   1,953,055      176,740     564,994
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      50,859       54,981      25,066      42,871       13,496      73,172
Benefit payments.......................     (31,017)     (59,383)    (30,783)    (12,815)      (1,933)         --
Payments on termination................  (1,185,544)  (1,303,992)   (828,922)   (729,068)     (86,491)   (355,099)
Loans--net.............................        (146)         225        (239)         49            4          49
Policy maintenance charge..............     (20,799)     (23,346)    (12,267)    (12,702)      (2,021)    (10,315)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................     (14,328)   1,271,686     (70,227)     64,642   (3,431,124)   (315,358)
                                        -----------  -----------  ----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,200,975)     (59,829)   (917,372)   (647,023)  (3,508,069)   (607,551)
                                        -----------  -----------  ----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (619,756)   1,874,642    (683,375)  1,306,032   (3,331,329)    (42,557)

NET ASSETS AT BEGINNING OF
  PERIOD...............................  10,072,918    8,198,276   6,488,513   5,182,481    3,331,329   3,373,886
                                        -----------  -----------  ----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $ 9,453,162  $10,072,918  $5,805,138  $6,488,513  $        --  $3,331,329
                                        ===========  ===========  ==========  ==========  ===========  ==========

UNITS OUTSTANDING
Units outstanding at beginning of
  period...............................     743,228      748,055     448,706     515,392      312,525     382,019
      Units issued.....................      80,197      237,272      88,295     130,889        8,750      36,756
      Units redeemed...................    (167,847)    (242,099)   (154,088)   (197,575)    (321,275)   (106,250)
                                        -----------  -----------  ----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................     655,578      743,228     382,913     448,706           --     312,525
                                        ===========  ===========  ==========  ==========  ===========  ==========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                  JANUS ASPEN               JANUS ASPEN          JANUS ASPEN
                                                    SERIES                    SERIES                SERIES
                                               (SERVICE SHARES)          (SERVICE SHARES)      (SERVICE SHARES)
                                                  SUB-ACCOUNT               SUB-ACCOUNT          SUB-ACCOUNT
                                           ------------------------  ------------------------  ----------------
                                                                              PERKINS              PERKINS
                                                                              MID CAP           SMALL COMPANY
                                                                          VALUE PORTFOLIO      VALUE PORTFOLIO
                                           OVERSEAS (SERVICE SHARES)     (SERVICE SHARES)      (SERVICE SHARES)
                                           ------------------------  ------------------------  ----------------
                                               2010         2009         2010         2009         2009 (Y)
                                           -----------  -----------  -----------  -----------  ----------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss).............. $  (116,711) $   (90,266) $  (179,677) $  (193,930)   $   (16,652)
Net realized gains (losses)...............    (346,549)  (1,208,064)    (140,502)    (844,122)    (2,362,700)
Change in unrealized gains (losses).......   2,796,337    5,531,968    2,386,700    5,245,991      2,145,944
                                           -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  operations..............................   2,333,077    4,233,638    2,066,521    4,207,939       (233,408)
                                           -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits..................................      89,201       67,049       73,878      122,267         11,215
Benefit payments..........................     (45,113)     (20,600)     (75,012)    (113,089)       (13,561)
Payments on termination...................  (1,565,808)    (949,055)  (2,086,677)  (1,733,868)      (137,754)
Loans--net................................         167          578           49           49             64
Policy maintenance charge.................     (14,211)     (13,443)     (52,022)     (61,397)        (2,797)
Transfers among the sub-accounts and with
  the Fixed Account--net..................   1,379,037    1,953,022     (214,063)  (1,124,519)    (3,532,224)
                                           -----------  -----------  -----------  -----------    -----------
Increase (decrease) in net assets from
  contract transactions...................    (156,727)   1,037,551   (2,353,847)  (2,910,557)    (3,675,057)
                                           -----------  -----------  -----------  -----------    -----------
INCREASE (DECREASE) IN NET
  ASSETS..................................   2,176,350    5,271,189     (287,326)   1,297,382     (3,908,465)
NET ASSETS AT BEGINNING OF
  PERIOD..................................  10,992,627    5,721,438   17,005,776   15,708,394      3,908,465
                                           -----------  -----------  -----------  -----------    -----------
NET ASSETS AT END OF PERIOD............... $13,168,977  $10,992,627  $16,718,450  $17,005,776    $        --
                                           ===========  ===========  ===========  ===========    ===========
UNITS OUTSTANDING
   Units outstanding at beginning of
     period...............................     854,902      783,157    1,254,260    1,516,243        509,661
      Units issued........................     397,555      344,548      109,642      189,763         52,740
      Units redeemed......................    (417,917)    (272,803)    (277,442)    (451,746)      (562,401)
                                           -----------  -----------  -----------  -----------    -----------
   Units outstanding at end of period.....     834,540      854,902    1,086,460    1,254,260             --
                                           ===========  ===========  ===========  ===========    ===========

--------
(y)For the period beginning January 1, 2009 and ended April 30, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          JANUS ASPEN                LAZARD                  LAZARD
                                            SERIES                 RETIREMENT              RETIREMENT
                                       (SERVICE SHARES)           SERIES, INC.            SERIES, INC.
                                          SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  -----------------------  ----------------------
                                           WORLDWIDE                EMERGING              INTERNATIONAL
                                       (SERVICE SHARES)          MARKETS EQUITY              EQUITY
                                    ----------------------  -----------------------  ----------------------
                                       2010        2009         2010        2009        2010        2009
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (14,880) $   (3,357) $   (28,966) $   87,315  $   (2,976) $   12,866
Net realized gains (losses)........     17,788     (86,189)     312,604    (464,630)    (67,377)   (155,897)
Change in unrealized gains
  (losses).........................    171,768     504,899    1,172,214   3,716,472     103,419     373,365
                                    ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................    174,676     415,353    1,455,852   3,339,157      33,066     230,334
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      2,040       4,415        9,243      16,049       3,527         738
Benefit payments...................    (10,034)     (8,491)     (17,123)    (27,551)    (16,801)     (2,211)
Payments on termination............   (306,298)   (230,588)  (1,808,137)   (819,582)   (193,552)   (330,475)
Loans--net.........................        319        (648)      (1,161)        190          25          --
Policy maintenance charge..........       (336)       (389)      (1,518)     (1,486)       (400)       (512)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................     (6,230)     53,021      348,213     (27,490)   (143,156)     69,886
                                    ----------  ----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......   (320,539)   (182,680)  (1,470,483)   (859,870)   (350,357)   (262,574)
                                    ----------  ----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................   (145,863)    232,673      (14,631)  2,479,287    (317,291)    (32,240)
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,528,428   1,295,755    8,038,159   5,558,872   1,284,513   1,316,753
                                    ----------  ----------  -----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $1,382,565  $1,528,428  $ 8,023,528  $8,038,159  $  967,222  $1,284,513
                                    ==========  ==========  ===========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    170,512     195,956      239,864     277,988     127,291     156,176
       Units issued................     17,987      32,813       31,637      39,201       4,918      24,485
       Units redeemed..............    (52,604)    (58,257)     (74,035)    (77,325)    (40,877)    (53,370)
                                    ----------  ----------  -----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................    135,895     170,512      197,466     239,864      91,332     127,291
                                    ==========  ==========  ===========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               LEGG MASON               LEGG MASON
                                                PARTNERS                 PARTNERS                 LEGG MASON
                                                VARIABLE                 VARIABLE                  PARTNERS
                                              INCOME TRUST             INCOME TRUST        VARIABLE PORTFOLIOS I, INC
                                              SUB-ACCOUNT               SUB-ACCOUNT               SUB-ACCOUNT
                                        -----------------------  ------------------------  ------------------------
                                               LEGG MASON
                                              CLEARBRIDGE               LEGG MASON                LEGG MASON
                                          VARIABLE FUNDAMENTAL    WESTERN ASSET VARIABLE     CLEARBRIDGE VARIABLE
                                             ALL CAP VALUE        GLOBAL HIGH YIELD BOND        LARGE CAP VALUE
                                            PORTFOLIO I (M)            PORTFOLIO II             PORTFOLIO I (N)
                                        -----------------------  ------------------------  ------------------------
                                            2010        2009         2010         2009         2010          2009
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $     3,437  $  (10,739) $ 1,121,459  $ 1,311,772  $   106,598   $    28,472
Net realized gains (losses)............    (478,407)   (758,112)    (334,351)  (2,264,756)    (261,954)     (744,941)
Change in unrealized gains (losses)....   1,220,555   2,166,617    1,426,333    8,188,402      677,940     2,321,511
                                        -----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  operations...........................     745,585   1,397,766    2,213,441    7,235,418      522,584     1,605,042
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      15,963      19,810      104,272       93,262       15,387        23,229
Benefit payments.......................     (24,105)    (30,424)    (153,274)    (193,852)     (95,871)      (95,635)
Payments on termination................  (1,134,908)   (682,000)  (2,272,186)  (2,249,535)  (1,647,259)   (1,128,170)
Loans--net.............................          --          --          390          384          310           373
Policy maintenance charge..............      (3,783)     (4,287)     (47,994)     (56,758)      (4,996)       (6,180)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (269,196)   (105,235)    (633,573)  (2,529,638)      97,949      (414,213)
                                        -----------  ----------  -----------  -----------  -----------   -----------
Increase (decrease) in net assets from
  contract transactions................  (1,416,029)   (802,136)  (3,002,365)  (4,936,137)  (1,634,480)   (1,620,596)
                                        -----------  ----------  -----------  -----------  -----------   -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (670,444)    595,630     (788,924)   2,299,281   (1,111,896)      (15,554)
NET ASSETS AT BEGINNING
  OF PERIOD............................   6,340,245   5,744,615   18,963,571   16,664,290    8,627,195     8,642,749
                                        -----------  ----------  -----------  -----------  -----------   -----------
NET ASSETS AT END OF
  PERIOD............................... $ 5,669,801  $6,340,245  $18,174,647  $18,963,571  $ 7,515,299   $ 8,627,195
                                        ===========  ==========  ===========  ===========  ===========   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     838,653     968,116    1,550,350    2,077,195      871,469     1,070,147
      Units issued.....................      22,014      75,537      113,657      149,236       82,502        62,876
      Units redeemed...................    (207,623)   (205,000)    (348,262)    (676,081)    (248,562)     (261,554)
                                        -----------  ----------  -----------  -----------  -----------   -----------
   Units outstanding at end of
     period............................     653,044     838,653    1,315,745    1,550,350      705,409       871,469
                                        ===========  ==========  ===========  ===========  ===========   ===========

--------
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors Portfolio - Class I

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE             MFS VARIABLE             MFS VARIABLE
                                               INSURANCE                INSURANCE                INSURANCE
                                                 TRUST                    TRUST                    TRUST
                                              SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        -----------------------  -----------------------  -----------------------
                                                                      MFS INVESTORS
                                               MFS GROWTH                 TRUST              MFS NEW DISCOVERY
                                        -----------------------  -----------------------  -----------------------
                                           2010         2009         2010        2009         2010        2009
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (53,505) $   (48,551) $    (4,982) $    2,151  $  (128,154) $  (99,369)
Net realized gains (losses)............     27,173     (297,066)     (29,277)   (162,236)     254,746    (398,261)
Change in unrealized gains
  (losses).............................    477,782    1,540,317      208,970     940,500    2,303,501   3,511,393
                                        ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  operations...........................    451,450    1,194,700      174,711     780,415    2,430,093   3,013,763
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     50,651       29,020       15,385      22,273       76,098      79,514
Benefit payments.......................    (24,929)     (51,656)     (26,967)    (35,761)     (10,221)    (86,376)
Payments on termination................   (461,361)    (383,316)    (403,210)   (349,179)    (987,354)   (476,041)
Loans--net.............................      1,348       (2,915)          --          --          202         449
Policy maintenance charge..............     (3,387)      (3,977)      (1,979)     (2,543)      (5,519)     (5,253)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.........................   (226,520)    (895,829)  (1,224,343)    243,082     (221,320)     61,400
                                        ----------  -----------  -----------  ----------  -----------  ----------
Increase (decrease) in net assets from
  contract transactions................   (664,198)  (1,308,673)  (1,641,114)   (122,128)  (1,148,114)   (426,307)
                                        ----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................   (212,748)    (113,973)  (1,466,403)    658,287    1,281,979   2,587,456
NET ASSETS AT BEGINNING
  OF PERIOD............................  3,973,754    4,087,727    4,030,862   3,372,575    7,905,658   5,318,202
                                        ----------  -----------  -----------  ----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $3,761,006  $ 3,973,754  $ 2,564,459  $4,030,862  $ 9,187,637  $7,905,658
                                        ==========  ===========  ===========  ==========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................    469,127      683,725      427,322     441,754      697,875     739,887
       Units issued....................     48,957       41,849       14,948      90,222      105,634      95,764
       Units redeemed..................   (129,492)    (256,447)    (197,515)   (104,654)    (200,796)   (137,776)
                                        ----------  -----------  -----------  ----------  -----------  ----------
   Units outstanding at end of
     period............................    388,592      469,127      244,755     427,322      602,713     697,875
                                        ==========  ===========  ===========  ==========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                            MFS VARIABLE
                                         MFS VARIABLE             MFS VARIABLE               INSURANCE
                                           INSURANCE                INSURANCE                  TRUST
                                             TRUST                    TRUST               (SERVICE CLASS)
                                          SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                    ----------------------  ------------------------  -----------------------
                                                                                          MFS HIGH INCOME
                                         MFS RESEARCH           MFS TOTAL RETURN          (SERVICE CLASS)
                                    ----------------------  ------------------------  -----------------------
                                       2010        2009         2010         2009        2010         2009
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $   (9,949) $     (640) $   213,909  $   399,316  $  390,266  $   422,347
Net realized gains (losses)........     18,768     (54,979)    (274,798)  (1,018,373)   (124,812)    (705,846)
Change in unrealized gains
  (losses).........................    230,069     494,778    1,316,119    3,055,119     540,530    2,472,687
                                    ----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from operations..................    238,888     439,159    1,255,230    2,436,062     805,984    2,189,188
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................     16,440      24,823      123,716      144,541      25,953       81,468
Benefit payments...................     (8,582)     (3,800)    (186,165)    (178,466)    (86,730)     (92,714)
Payments on termination............   (208,402)   (173,020)  (2,220,851)  (2,155,075)   (678,577)    (853,370)
Loans--net.........................         --          --        2,013        1,956          --           --
Policy maintenance charge..........     (1,146)     (1,314)      (7,275)      (9,036)    (16,253)     (19,935)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................   (131,980)    (23,867)    (624,569)    (952,424)    342,997     (537,007)
                                    ----------  ----------  -----------  -----------  ----------  -----------
Increase (decrease) in net assets
  from contract transactions.......   (333,670)   (177,178)  (2,913,131)  (3,148,504)   (412,610)  (1,421,558)
                                    ----------  ----------  -----------  -----------  ----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    (94,782)    261,981   (1,657,901)    (712,442)    393,374      767,630
NET ASSETS AT BEGINNING
  OF PERIOD........................  1,943,718   1,681,737   17,211,360   17,923,802   6,745,631    5,978,001
                                    ----------  ----------  -----------  -----------  ----------  -----------
NET ASSETS AT END OF
  PERIOD........................... $1,848,936  $1,943,718  $15,553,459  $17,211,360  $7,139,005  $ 6,745,631
                                    ==========  ==========  ===========  ===========  ==========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    198,866     221,187    1,225,895    1,477,236     581,473      736,657
       Units issued................      4,457      18,080       61,486      100,725      95,142       76,333
       Units redeemed..............    (36,096)    (40,401)    (259,245)    (352,066)   (130,269)    (231,517)
                                    ----------  ----------  -----------  -----------  ----------  -----------
   Units outstanding at end of
     period........................    167,227     198,866    1,028,136    1,225,895     546,346      581,473
                                    ==========  ==========  ===========  ===========  ==========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                          MFS VARIABLE             MFS VARIABLE            MFS VARIABLE
                                         INSURANCE TRUST          INSURANCE TRUST         INSURANCE TRUST
                                         (SERVICE CLASS)          (SERVICE CLASS)         (SERVICE CLASS)
                                           SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                    ------------------------  ----------------------  ----------------------
                                          MFS INVESTOR
                                          GROWTH STOCK             MFS INVESTORS         MFS NEW DISCOVERY
                                         (SERVICE CLASS)       TRUST (SERVICE CLASS)      (SERVICE CLASS)
                                    ------------------------  ----------------------  ----------------------
                                        2010         2009        2010        2009        2010        2009
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (124,101) $  (106,135) $  (11,421) $   (4,810) $  (95,166) $  (69,223)
Net realized gains (losses)........      79,529     (626,214)      5,611    (118,197)    158,535    (569,289)
Change in unrealized gains
  (losses).........................   1,051,325    3,740,008     176,776     549,774   1,833,389   2,737,803
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from operations..................   1,006,753    3,007,659     170,966     426,767   1,896,758   2,099,291
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      74,262       93,243       3,916      11,998      29,298      54,610
Benefit payments...................     (51,234)     (13,619)       (920)     (9,193)    (48,547)    (18,918)
Payments on termination............  (1,085,898)  (1,045,562)   (134,878)   (190,153)   (845,661)   (639,434)
Loans--net.........................          --           --          --          --         383         410
Policy maintenance charge..........     (32,005)     (36,451)     (4,804)     (5,235)     (4,560)     (4,981)
Transfers among the
  sub-accounts and with the
  Fixed Account--net...............    (310,482)  (1,143,554)   (143,880)    109,164   1,453,017     509,635
                                    -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets
  from contract transactions.......  (1,405,357)  (2,145,943)   (280,566)    (83,419)    583,930     (98,678)
                                    -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS.......................    (398,604)     861,716    (109,600)    343,348   2,480,688   2,000,613
NET ASSETS AT BEGINNING
  OF PERIOD........................  10,396,743    9,535,027   2,087,251   1,743,903   5,690,720   3,690,107
                                    -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD........................... $ 9,998,139  $10,396,743  $1,977,651  $2,087,251  $8,171,408  $5,690,720
                                    ===========  ===========  ==========  ==========  ==========  ==========
UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................     987,469    1,240,153     187,049     194,715     519,514     540,475
       Units issued................      64,245      125,687      19,657      57,341     192,976     203,872
       Units redeemed..............    (191,619)    (378,371)    (44,207)    (65,007)   (156,972)   (224,833)
                                    -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period........................     860,095      987,469     162,499     187,049     555,518     519,514
                                    ===========  ===========  ==========  ==========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                              MFS VARIABLE              MFS VARIABLE            MFS VARIABLE
                                             INSURANCE TRUST          INSURANCE TRUST          INSURANCE TRUST
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                               SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  -----------------------  ----------------------
                                                MFS TOTAL
                                                 RETURN                MFS UTILITIES              MFS VALUE
                                             (SERVICE CLASS)          (SERVICE CLASS)          (SERVICE CLASS)
                                        ------------------------  -----------------------  ----------------------
                                            2010         2009        2010         2009        2010        2009
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   120,277  $   206,003  $   86,213  $   163,003  $  (11,737) $  (11,033)
Net realized gains (losses)............    (241,647)    (554,712)    (35,432)    (474,856)    (34,879)   (453,942)
Change in unrealized gains (losses)....   1,018,249    2,075,819     494,179    1,661,338     445,421   1,201,041
                                        -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................     896,879    1,727,110     544,960    1,349,485     398,805     736,066
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      26,050       68,797       5,288        3,727      19,993      80,069
Benefit payments.......................     (53,032)     (50,052)    (68,972)     (74,793)     (6,915)   (126,518)
Payments on termination................  (1,038,496)  (1,121,454)   (868,747)    (707,347)   (563,268)   (645,728)
Loans--net.............................          (1)          86         (38)        (681)         --          --
Policy maintenance charge..............     (28,201)     (32,685)     (1,287)      (1,548)    (10,197)    (11,676)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (415,969)     285,376      23,096     (368,583)    269,478    (289,838)
                                        -----------  -----------  ----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,509,649)    (849,932)   (910,660)  (1,149,225)   (290,909)   (993,691)
                                        -----------  -----------  ----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (612,770)     877,178    (365,700)     200,260     107,896    (257,625)
NET ASSETS AT BEGINNING
  OF PERIOD............................  12,380,469   11,503,291   5,463,836    5,263,576   4,468,812   4,726,437
                                        -----------  -----------  ----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $11,767,699  $12,380,469  $5,098,136  $ 5,463,836  $4,576,708  $4,468,812
                                        ===========  ===========  ==========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.........................   1,143,655    1,231,749     275,649      346,149     380,606     485,386
       Units issued....................      69,706      151,786      34,010       49,775      60,708      84,756
       Units redeemed..................    (206,272)    (239,880)    (79,568)    (120,275)    (85,280)   (189,536)
                                        -----------  -----------  ----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................   1,007,089    1,143,655     230,091      275,649     356,034     380,606
                                        ===========  ===========  ==========  ===========  ==========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                               OPPENHEIMER               OPPENHEIMER              OPPENHEIMER
                                                VARIABLE                  VARIABLE                 VARIABLE
                                              ACCOUNT FUNDS             ACCOUNT FUNDS            ACCOUNT FUNDS
                                             (SERVICE SHARES           (SERVICE SHARES          (SERVICE SHARES
                                                 ("SS"))                   ("SS"))                  ("SS"))
                                               SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT
                                        ------------------------  ------------------------  ----------------------
                                                                         OPPENHEIMER
                                               OPPENHEIMER               MAIN STREET              OPPENHEIMER
                                                 GLOBAL                   SMALL CAP             SMALL-& MID-CAP
                                             SECURITIES (SS)              FUND (SS)             GROWTH (SS) (O)
                                        ------------------------  ------------------------  ----------------------
                                            2010         2009         2010         2009        2010        2009
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (31,031) $    37,540  $  (346,556) $  (247,023) $  (31,233) $  (25,486)
Net realized gains (losses)............    (207,855)    (975,335)     104,179   (2,434,548)    (77,420)   (238,593)
Change in unrealized gains (losses)....   1,595,077    4,250,512    6,045,272   10,732,269     568,572     701,845
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................   1,356,191    3,312,717    5,802,895    8,050,698     459,919     437,766
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     250,644      177,450      269,512      196,937      10,041      10,154
Benefit payments.......................     (45,893)    (122,209)    (216,721)     (61,736)        (11)        (36)
Payments on termination................  (2,145,239)  (1,569,664)  (4,101,423)  (3,053,299)   (161,561)   (126,327)
Loans--net.............................       1,378        1,201          413          959          --          --
Policy maintenance charge..............      (8,768)     (11,248)     (43,178)     (47,219)     (5,949)     (5,901)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................    (396,465)    (137,266)    (843,167)  (1,163,944)    135,780     (58,757)
                                        -----------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (2,344,343)  (1,661,736)  (4,934,564)  (4,128,302)    (21,700)   (180,867)
                                        -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (988,152)   1,650,981      868,331    3,922,396     438,219     256,899
NET ASSETS AT BEGINNING OF
  PERIOD...............................  11,849,440   10,198,459   30,900,928   26,978,532   1,879,342   1,622,443
                                        -----------  -----------  -----------  -----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $10,861,288  $11,849,440  $31,769,259  $30,900,928  $2,317,561  $1,879,342
                                        ===========  ===========  ===========  ===========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     955,758    1,128,800    2,620,847    3,083,582     233,747     262,750
      Units issued.....................      77,771      238,930      258,610      344,409      45,964      38,534
      Units redeemed...................    (263,791)    (411,972)    (657,627)    (807,144)    (49,287)    (67,537)
                                        -----------  -----------  -----------  -----------  ----------  ----------
   Units outstanding at end of
     period............................     769,738      955,758    2,221,830    2,620,847     230,424     233,747
                                        ===========  ===========  ===========  ===========  ==========  ==========

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        PANORAMA SERIES
                                          FUND, INC.             PIMCO VARIABLE             PIMCO VARIABLE
                                        (SERVICE SHARES             INSURANCE                  INSURANCE
                                            ("SS"))                   TRUST                      TRUST
                                          SUB-ACCOUNT              SUB-ACCOUNT                SUB-ACCOUNT
                                    ----------------------  ------------------------  --------------------------
                                          OPPENHEIMER
                                         INTERNATIONAL            FOREIGN BOND
                                          GROWTH (SS)          (US DOLLAR-HEDGED)            MONEY MARKET
                                    ----------------------  ------------------------  --------------------------
                                       2010        2009         2010         2009         2010          2009
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)....... $  (11,836) $   (7,184) $    72,229  $   374,779  $   (714,238) $   (789,625)
Net realized gains (losses)........     57,672     (84,683)     662,153    2,008,905            --            --
Change in unrealized gains
  (losses).........................    262,817     747,016      764,830      198,579            --            --
                                    ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from operations..................    308,653     655,149    1,499,212    2,582,263      (714,238)     (789,625)
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits...........................      4,158       4,644      127,989      203,167       355,691       450,696
Benefit payments...................    (10,100)       (937)    (117,919)    (216,151)     (999,388)     (217,528)
Payments on termination............   (345,771)   (188,275)  (3,005,403)  (3,037,024)  (14,059,664)  (12,979,154)
Loans--net.........................        910         310       (2,096)      (1,687)        1,096         2,106
Policy maintenance charge..........       (748)       (796)     (39,952)     (42,991)     (110,584)     (122,296)
Transfers among the sub-accounts
  and with the Fixed
  Account--net.....................    189,568       5,482    1,642,817    1,081,788     7,524,019    12,823,850
                                    ----------  ----------  -----------  -----------  ------------  ------------
Increase (decrease) in net assets
  from contract transactions.......   (161,983)   (179,572)  (1,394,564)  (2,012,898)   (7,288,830)      (42,326)
                                    ----------  ----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN
  NET ASSETS.......................    146,670     475,577      104,648      569,365    (8,003,068)     (831,951)
NET ASSETS AT BEGINNING
  OF PERIOD........................  2,413,220   1,937,643   21,708,026   21,138,661    51,558,010    52,389,961
                                    ----------  ----------  -----------  -----------  ------------  ------------
NET ASSETS AT END OF
  PERIOD........................... $2,559,890  $2,413,220  $21,812,674  $21,708,026  $ 43,554,942  $ 51,558,010
                                    ==========  ==========  ===========  ===========  ============  ============

UNITS OUTSTANDING
   Units outstanding at beginning
     of period.....................    172,292     189,482    1,720,501    1,902,272     4,732,637     4,745,518
      Units issued.................     32,803      31,425      613,821      446,007     1,786,779     3,063,111
      Units redeemed...............    (43,492)    (48,615)    (710,853)    (627,778)   (2,460,407)   (3,075,992)
                                    ----------  ----------  -----------  -----------  ------------  ------------
   Units outstanding at end of
     period........................    161,603     172,292    1,623,469    1,720,501     4,059,009     4,732,637
                                    ==========  ==========  ===========  ===========  ============  ============

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             PIMCO VARIABLE             PIMCO VARIABLE        PIMCO VARIABLE
                                                INSURANCE                  INSURANCE            INSURANCE
                                                  TRUST                      TRUST                TRUST
                                               SUB-ACCOUNT                SUB-ACCOUNT          SUB-ACCOUNT
                                        ------------------------  --------------------------  --------------
                                                                                              STOCKSPLUS(R)
                                                                                                GROWTH AND
                                                                                                  INCOME
                                            PIMCO REAL RETURN         PIMCO TOTAL RETURN        PORTFOLIO
                                        ------------------------  --------------------------  --------------
                                            2010         2009         2010          2009         2009 (X)
                                        -----------  -----------  ------------  ------------  --------------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $   (35,353) $   427,510  $    980,747  $  3,941,746   $   129,211
Net realized gains (losses)............     508,096      674,611     5,015,599     4,040,531    (1,950,266)
Change in unrealized gains (losses)....   1,427,364    3,403,533       957,969     4,258,516     1,802,908
                                        -----------  -----------  ------------  ------------   -----------
Increase (decrease) in net assets from
  operations...........................   1,900,107    4,505,654     6,954,315    12,240,793       (18,147)
                                        -----------  -----------  ------------  ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     124,744      100,580       747,536       647,486         8,007
Benefit payments.......................    (337,893)    (271,895)     (935,656)   (1,028,811)      (14,324)
Payments on termination................  (3,809,881)  (3,351,024)  (19,986,907)  (15,739,305)     (184,067)
Loans--net.............................        (414)         227         3,392         5,542            --
Policy maintenance charge..............     (74,377)     (87,691)     (115,774)     (121,207)         (778)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     587,208   (2,138,672)    7,718,518    13,147,160    (2,921,162)
                                        -----------  -----------  ------------  ------------   -----------
Increase (decrease) in net assets from
  contract transactions................  (3,510,613)  (5,748,475)  (12,568,891)   (3,089,135)   (3,112,324)
                                        -----------  -----------  ------------  ------------   -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................  (1,610,506)  (1,242,821)   (5,614,576)    9,151,658    (3,130,471)
NET ASSETS AT BEGINNING OF
  PERIOD...............................  30,071,782   31,314,603   110,332,235   101,180,577     3,130,471
                                        -----------  -----------  ------------  ------------   -----------
NET ASSETS AT END OF
  PERIOD............................... $28,461,276  $30,071,782  $104,717,659  $110,332,235   $        --
                                        ===========  ===========  ============  ============   ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................   2,443,907    2,965,916     7,660,894     7,859,550       456,305
       Units issued....................     335,345      467,667     1,477,897     2,399,045        18,855
       Units redeemed..................    (604,827)    (989,676)   (2,274,588)   (2,597,701)     (475,160)
                                        -----------  -----------  ------------  ------------   -----------
   Units outstanding at end of
     period............................   2,174,425    2,443,907     6,864,203     7,660,894            --
                                        ===========  ===========  ============  ============   ===========

--------
(x)For the period beginning January 1, 2009 and ended July 17, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                                                  PUTNAM
                                          PREMIER VIT         PREMIER VIT   PREMIER VIT       VARIABLE TRUST
                                          SUB-ACCOUNT         SUB-ACCOUNT   SUB-ACCOUNT         SUB-ACCOUNT
                                   ------------------------  -------------- ------------ ------------------------
                                             NACM
                                      SMALL CAP PORTFOLIO                                           VT
                                            CLASS I          OPCAP BALANCED OPCAP EQUITY        HIGH YIELD
                                   ------------------------  -------------- ------------ ------------------------
                                     2010 (L)       2009        2009 (V)      2009 (V)       2010         2009
                                   -----------  -----------  -------------- ------------ -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $   (32,124) $  (120,186)  $    382,907  $    37,716  $   329,309  $   446,892
Net realized gains (losses).......  (5,171,213)  (2,224,679)    (8,884,032)  (2,507,766)     (73,237)    (457,696)
Change in unrealized gains
  (losses)........................   6,422,314    3,334,425      7,912,303    2,344,625      348,415    1,996,263
                                   -----------  -----------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................   1,218,977      989,560       (588,822)    (125,425)     604,487    1,985,459
                                   -----------  -----------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................      25,844       66,705         19,916        2,554        8,583        8,313
Benefit payments..................      (8,261)     (70,382)       (31,593)      (1,368)     (55,848)     (55,937)
Payments on termination...........    (457,985)  (1,011,770)      (492,055)    (108,595)    (991,731)    (725,379)
Loans--net........................         188        1,128            314          127            2           (2)
Policy maintenance charge.........      (1,893)      (4,827)        (2,735)        (464)        (947)      (1,069)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................  (9,553,622)    (345,902)   (10,829,015)  (2,737,657)      32,211     (474,841)
                                   -----------  -----------   ------------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......  (9,995,729)  (1,365,048)   (11,335,168)  (2,845,403)  (1,007,730)  (1,248,915)
                                   -----------  -----------   ------------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................  (8,776,752)    (375,488)   (11,923,990)  (2,970,828)    (403,243)     736,544
NET ASSETS AT BEGINNING
  OF PERIOD.......................   8,776,752    9,152,240     11,923,990    2,970,828    5,574,805    4,838,261
                                   -----------  -----------   ------------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $        --  $ 8,776,752   $         --  $        --  $ 5,171,562  $ 5,574,805
                                   ===========  ===========   ============  ===========  ===========  ===========
UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........     788,913      926,026      1,567,874      351,111      354,803      455,607
      Units issued................       9,952       86,581         33,962        8,835       38,377       35,758
      Units redeemed..............    (798,865)    (223,694)    (1,601,836)    (359,946)    (100,163)    (136,562)
                                   -----------  -----------   ------------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................          --      788,913             --           --      293,017      354,803
                                   ===========  ===========   ============  ===========  ===========  ===========

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 PUTNAM             RIDGEWORTH     RIDGEWORTH            RYDEX
                                             VARIABLE TRUST       VARIABLE TRUST VARIABLE TRUST     VARIABLE TRUST
                                               SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT         SUB-ACCOUNT
                                        ------------------------  -------------- -------------- ----------------------
                                                                    RIDGEWORTH     RIDGEWORTH          RYDEX VT
                                                   VT               LARGE CAP      LARGE CAP          NASDAQ 100
                                         INTERNATIONAL VALUE (P)   GROWTH STOCK   VALUE EQUITY       STRATEGY FUND
                                        ------------------------  -------------- -------------- ----------------------
                                            2010         2009        2009 (V)       2009 (V)       2010        2009
                                        -----------  -----------  -------------- -------------- ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $    83,566  $   (69,679)  $     6,059    $    13,547   $  (20,273) $  (19,068)
Net realized gains (losses)............    (784,414)  (1,003,671)     (849,176)      (903,694)     109,295     (42,373)
Change in unrealized gains (losses)....     872,915    2,069,060       845,916        774,116      103,221     549,792
                                        -----------  -----------   -----------    -----------   ----------  ----------
Increase (decrease) in net assets from
  operations...........................     172,067      995,710         2,799       (116,031)     192,243     488,351
                                        -----------  -----------   -----------    -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      26,462       30,852         5,305          2,634        5,764       3,933
Benefit payments.......................     (14,923)      (4,769)           --           (166)      (3,696)         --
Payments on termination................    (558,379)    (461,968)      (44,757)       (43,100)    (286,877)   (115,064)
Loans--net.............................         447          440            --             --           --          --
Policy maintenance charge..............      (2,164)      (2,628)         (431)          (428)        (270)       (299)
Transfers among the sub-accounts and
  with the Fixed
  Account--net.........................    (541,830)    (299,142)   (1,166,986)    (1,649,372)     (61,829)     33,961
                                        -----------  -----------   -----------    -----------   ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (1,090,387)    (737,215)   (1,206,869)    (1,690,432)    (346,908)    (77,469)
                                        -----------  -----------   -----------    -----------   ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS                                   (918,320)     258,495    (1,204,070)    (1,806,463)    (154,665)    410,882
NET ASSETS AT BEGINNING OF
  PERIOD                                  5,045,800    4,787,305     1,204,070      1,806,463    1,459,255   1,048,373
                                        -----------  -----------   -----------    -----------   ----------  ----------
NET ASSETS AT END OF
  PERIOD                                $ 4,127,480  $ 5,045,800   $        --    $        --   $1,304,590  $1,459,255
                                        ===========  ===========   ===========    ===========   ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     391,288      460,842       192,505        195,954      219,784     236,262
      Units issued.....................      21,379       35,204        14,775          4,919       11,984      83,549
      Units redeemed...................    (108,784)    (104,758)     (207,280)      (200,873)     (65,338)   (100,027)
                                        -----------  -----------   -----------    -----------   ----------  ----------
   Units outstanding at end of
     period............................     303,883      391,288            --             --      166,430     219,784
                                        ===========  ===========   ===========    ===========   ==========  ==========

--------
(p)Previously known as VT International Growth and Income
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 RYDEX                T. ROWE PRICE             T. ROWE PRICE
                                            VARIABLE TRUST         EQUITY SERIES, INC.       EQUITY SERIES, INC.
                                              SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                               RYDEX VT               T. ROWE PRICE             T. ROWE PRICE
                                           US LONG SHORT (Q)          EQUITY INCOME            MID-CAP GROWTH
                                        ----------------------  ------------------------  ------------------------
                                           2010        2009         2010         2009         2010         2009
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (45,103) $  (40,579) $    54,282  $    73,645  $  (224,623) $  (201,104)
Net realized gains (losses)............    (27,390)   (253,521)    (574,600)  (1,443,809)   1,217,351     (452,510)
Change in unrealized gains (losses)....    338,393     953,454    2,574,016    4,938,931    2,328,324    5,329,028
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    265,900     659,354    2,053,698    3,568,767    3,321,052    4,675,414
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................      8,317      15,153      108,589      169,421      155,400      156,694
Benefit payments.......................         --     (24,722)    (136,319)    (129,837)    (238,580)     (53,239)
Payments on termination................   (239,157)   (280,900)  (2,280,609)  (2,028,840)  (1,815,531)  (1,383,252)
Loans--net.............................         --          --        2,721        2,257          105           95
Policy maintenance charge..............     (8,354)     (9,881)      (9,439)     (10,607)      (9,289)     (10,083)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (78,163)    (65,761)  (1,464,437)    (428,663)  (1,304,283)    (851,348)
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (317,357)   (366,111)  (3,779,494)  (2,426,269)  (3,212,178)  (2,141,133)
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (51,457)    293,243   (1,725,796)   1,142,498      108,874    2,534,281
NET ASSETS AT BEGINNING OF
  PERIOD...............................  3,039,594   2,746,351   18,606,257   17,463,759   14,515,775   11,981,494
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $2,988,137  $3,039,594  $16,880,461  $18,606,257  $14,624,649  $14,515,775
                                        ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    259,453     293,505    1,379,785    1,593,156      875,725    1,018,563
      Units issued.....................     21,424      65,929       96,918      178,653       17,606       21,894
      Units redeemed...................    (48,607)    (99,981)    (370,952)    (392,024)    (187,325)    (164,732)
                                        ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    232,270     259,453    1,105,751    1,379,785      706,006      875,725
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(q)Previously known as Rydex VT All-Cap Opportunity

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                        T. ROWE PRICE            T. ROWE PRICE             T. ROWE PRICE
                                     EQUITY SERIES, INC.    EQUITY SERIES, INC. II    EQUITY SERIES, INC. II
                                         SUB-ACCOUNT              SUB-ACCOUNT               SUB-ACCOUNT
                                   ----------------------  ------------------------  ------------------------
                                        T. ROWE PRICE
                                         NEW AMERICA             T. ROWE PRICE             T. ROWE PRICE
                                           GROWTH             BLUE CHIP GROWTH II        EQUITY INCOME II
                                   ----------------------  ------------------------  ------------------------
                                      2010        2009         2010         2009         2010         2009
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (42,416) $  (42,995) $  (306,855) $  (295,953) $    17,977  $    49,700
Net realized gains (losses).......    156,403    (213,872)     283,282   (1,265,485)  (1,103,575)  (3,567,933)
Change in unrealized gains
  (losses)........................    422,637   1,352,040    2,665,932    7,793,480    5,024,403   10,184,891
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from operations.................    536,624   1,095,173    2,642,359    6,232,042    3,938,805    6,666,658
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     27,180      25,823      116,289       95,239      166,700      168,664
Benefit payments..................    (39,070)    (11,295)    (122,136)     (72,552)    (145,215)    (309,709)
Payments on termination...........   (407,512)   (371,444)  (2,540,627)  (2,104,743)  (4,141,517)  (3,401,749)
Loans--net........................         76          75        1,704        1,494         (584)         780
Policy maintenance charge.........     (1,721)     (1,939)     (54,513)     (61,910)     (87,845)    (100,417)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    158,997     (66,645)    (917,072)  (2,197,951)  (1,609,990)  (1,313,719)
                                   ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets
  from contract transactions......   (262,050)   (425,425)  (3,516,355)  (4,340,423)  (5,818,451)  (4,956,150)
                                   ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN
  NET ASSETS......................    274,574     669,748     (873,996)   1,891,619   (1,879,646)   1,710,508
NET ASSETS AT BEGINNING
  OF PERIOD.......................  3,142,788   2,473,040   20,838,609   18,946,990   33,423,971   31,713,463
                                   ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD.......................... $3,417,362  $3,142,788  $19,964,613  $20,838,609  $31,544,325  $33,423,971
                                   ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    321,819     369,552    2,036,198    2,585,009    3,222,434    3,770,262
       Units issued...............     60,906     101,963      137,366      172,775      221,360      483,445
       Units redeemed.............    (85,935)   (149,696)    (465,438)    (721,586)    (751,400)  (1,031,273)
                                   ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period.......................    296,790     321,819    1,708,126    2,036,198    2,692,394    3,222,434
                                   ==========  ==========  ===========  ===========  ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                                    THE UNIVERSAL            THE UNIVERSAL
                                        T. ROWE PRICE               INSTITUTIONAL            INSTITUTIONAL
                                   INTERNATIONAL SERIES, INC.        FUNDS, INC.              FUNDS, INC.
                                         SUB-ACCOUNT                 SUB-ACCOUNT              SUB-ACCOUNT
                                   -------------------------  ------------------------  -----------------------
                                        T. ROWE PRICE              VAN KAMPEN UIF            VAN KAMPEN UIF
                                     INTERNATIONAL STOCK           CAPITAL GROWTH            MID CAP GROWTH
                                   -------------------------  ------------------------  -----------------------
                                      2010          2009          2010         2009         2010        2009
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS
Net investment income (loss)...... $  (35,435)   $   55,600   $  (188,363) $  (191,475) $   (53,346) $  (49,232)
Net realized gains (losses).......    (51,215)     (406,500)    1,067,636     (120,983)      82,662    (568,381)
Change in unrealized gains
  (losses)........................    838,787     2,156,630     1,677,372    6,481,011      923,463   2,061,423
                                    ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from operations.................    752,137     1,805,730     2,556,645    6,168,553      952,779   1,443,810
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  CONTRACT
  TRANSACTIONS
Deposits..........................     58,367       133,078        29,434       43,405        5,024       4,616
Benefit payments..................    (20,947)      (33,786)     (138,393)    (213,758)     (14,772)    (68,664)
Payments on termination...........   (711,893)     (345,946)   (2,548,310)  (1,808,480)  (1,017,862)   (730,132)
Loans--net........................        392           412           291          640       (2,088)        543
Policy maintenance charge.........     (2,638)       (2,779)       (3,038)      (3,341)      (1,295)     (1,378)
Transfers among the sub-accounts
  and with the Fixed
  Account--net....................    668,084        28,664      (839,556)    (747,146)     205,542     225,779
                                    ----------   ----------   -----------  -----------  -----------  ----------
Increase (decrease) in net assets
  from contract transactions......     (8,635)     (220,357)   (3,499,572)  (2,728,680)    (825,451)   (569,236)
                                    ----------   ----------   -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN
  NET ASSETS......................    743,502     1,585,373      (942,927)   3,439,873      127,328     874,574
NET ASSETS AT BEGINNING
  OF PERIOD.......................  5,546,208     3,960,835    14,687,929   11,248,056    3,776,734   2,902,160
                                    ----------   ----------   -----------  -----------  -----------  ----------
NET ASSETS AT END OF
  PERIOD.......................... $6,289,710    $5,546,208   $13,745,002  $14,687,929  $ 3,904,062  $3,776,734
                                    ==========   ==========   ===========  ===========  ===========  ==========

UNITS OUTSTANDING
   Units outstanding at
     beginning of period..........    556,362       587,109     1,190,196    1,486,268      308,323     368,017
       Units issued...............    163,100        87,962        43,285       97,137       45,618      97,851
       Units redeemed.............   (146,310)     (118,709)     (312,917)    (393,209)    (109,463)   (157,545)
                                    ----------   ----------   -----------  -----------  -----------  ----------
   Units outstanding at end of
     period.......................    573,152       556,362       920,564    1,190,196      244,478     308,323
                                    ==========   ==========   ===========  ===========  ===========  ==========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                             THE UNIVERSAL            THE UNIVERSAL
                                             INSTITUTIONAL            INSTITUTIONAL                VAN ECK
                                              FUNDS, INC.              FUNDS, INC.                WORLDWIDE
                                              (CLASS II)               (CLASS II)                 INSURANCE
                                              SUB-ACCOUNT              SUB-ACCOUNT            TRUST SUB-ACCOUNT
                                        ----------------------  ------------------------  ------------------------
                                            VAN KAMPEN UIF           VAN KAMPEN UIF              VAN ECK VIP
                                            CAPITAL GROWTH              U.S. REAL                 EMERGING
                                              (CLASS II)            ESTATE (CLASS II)            MARKETS (R)
                                        ----------------------  ------------------------  ------------------------
                                           2010        2009         2010         2009         2010         2009
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (40,422) $  (30,411) $    76,456  $   218,301  $   (73,172) $   (88,891)
Net realized gains (losses)............    260,583    (103,584)  (1,689,320)  (5,893,359)  (1,376,216)  (2,489,748)
Change in unrealized gains (losses)....    239,345   1,069,055    6,181,972   10,273,439    3,125,660    6,855,521
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  operations...........................    459,506     935,060    4,569,108    4,598,381    1,676,272    4,276,882
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     11,621      10,012      110,493      120,633       34,368       69,111
Benefit payments.......................     (6,169)     (1,460)     (79,332)     (71,523)     (12,636)     (17,845)
Payments on termination................   (312,617)   (207,980)  (2,681,954)  (1,722,618)  (2,183,390)    (790,015)
Loans--net.............................         --          --           45           --           92           20
Policy maintenance charge..............     (1,684)     (1,709)     (55,721)     (61,256)      (4,355)      (3,955)
Transfers among the sub-accounts and
  with the Fixed Account--net..........     76,935    (140,622)  (1,849,901)  (1,902,426)   1,316,562    1,781,494
                                        ----------  ----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets from
  contract transactions................   (231,914)   (341,759)  (4,556,370)  (3,637,190)    (849,359)   1,038,810
                                        ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    227,592     593,301       12,738      961,191      826,913    5,315,692
NET ASSETS AT BEGINNING OF
  PERIOD...............................  2,392,655   1,799,354   18,529,737   17,568,546    9,126,400    3,810,708
                                        ----------  ----------  -----------  -----------  -----------  -----------
NET ASSETS AT END OF
  PERIOD............................... $2,620,247  $2,392,655  $18,542,475  $18,529,737  $ 9,953,313  $ 9,126,400
                                        ==========  ==========  ===========  ===========  ===========  ===========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................    204,312     249,851    1,460,417    1,751,220      428,688      376,542
      Units issued.....................    149,653      44,241       97,107      387,729      170,570      348,011
      Units redeemed...................   (168,730)    (89,780)    (411,908)    (678,532)    (225,072)    (295,865)
                                        ----------  ----------  -----------  -----------  -----------  -----------
   Units outstanding at end of
     period............................    185,235     204,312    1,145,616    1,460,417      374,186      428,688
                                        ==========  ==========  ===========  ===========  ===========  ===========

--------
(r)Previously known as Van Eck Worldwide Emerging Markets

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                 VAN ECK                  VAN ECK
                                                WORLDWIDE                WORLDWIDE
                                                INSURANCE                INSURANCE              WELLS FARGO
                                                  TRUST                    TRUST              VARIABLE TRUST
                                               SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
                                        ------------------------  ----------------------  ----------------------
                                                 VAN ECK                  VAN ECK               WELLS FARGO
                                               VIP GLOBAL              VIP MULTI-MGR           ADVANTAGE VT
                                             HARD ASSETS (S)          ALTERNATIVE (T)            DISCOVERY
                                        ------------------------  ----------------------  ----------------------
                                            2010         2009        2010        2009        2010        2009
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS
Net investment income (loss)........... $  (119,044) $  (130,581) $  (35,488) $  (28,209) $  (65,774) $  (54,730)
Net realized gains (losses)............     232,995   (1,283,380)      2,077      35,946     183,727    (195,733)
Change in unrealized gains (losses)....   2,111,276    5,168,054     107,274     247,871   1,109,072   1,375,541
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  operations...........................   2,225,227    3,754,093      73,863     255,608   1,227,025   1,125,078
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS FROM CONTRACT
  TRANSACTIONS
Deposits...............................     101,782       80,769       9,136      13,105      18,955      22,523
Benefit payments.......................     (39,705)     (15,071)    (11,466)         --      (6,149)    (73,052)
Payments on termination................  (2,165,547)  (1,149,684)   (233,489)   (215,966)   (420,581)   (365,033)
Loans--net.............................          93           29          --          --         434         522
Policy maintenance charge..............      (4,686)      (5,381)     (8,495)     (9,117)     (3,423)     (3,583)
Transfers among the sub-accounts and
  with the Fixed Account--net..........    (968,343)   1,919,453     179,382      49,043     175,326    (463,342)
                                        -----------  -----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets from
  contract transactions................  (3,076,406)     830,115     (64,932)   (162,935)   (235,438)   (881,965)
                                        -----------  -----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET
  ASSETS...............................    (851,179)   4,584,208       8,931      92,673     991,587     243,113
NET ASSETS AT BEGINNING OF
  PERIOD...............................  11,653,773    7,069,565   2,316,057   2,223,384   3,902,936   3,659,823
                                        -----------  -----------  ----------  ----------  ----------  ----------
NET ASSETS AT END OF
  PERIOD............................... $10,802,594  $11,653,773  $2,324,988  $2,316,057  $4,894,523  $3,902,936
                                        ===========  ===========  ==========  ==========  ==========  ==========

UNITS OUTSTANDING
   Units outstanding at beginning of
     period............................     435,654      410,325     225,094     242,522     331,361     428,867
      Units issued.....................      66,371      368,016      43,165     131,640      67,571      30,560
      Units redeemed...................    (184,139)    (342,687)    (49,807)   (149,068)    (87,420)   (128,066)
                                        -----------  -----------  ----------  ----------  ----------  ----------
   Units outstanding at end of
     period............................     317,886      435,654     218,452     225,094     311,512     331,361
                                        ===========  ===========  ==========  ==========  ==========  ==========

--------
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                      STATEMENTS OF CHANGES IN NET ASSETS
                       FOR THE YEARS ENDED DECEMBER 31,
--------------------------------------------------------------------------------

                                                             WELLS FARGO
                                                           VARIABLE TRUST
                                                             SUB-ACCOUNT
                                                      ------------------------
                                                             WELLS FARGO
                                                            ADVANTAGE VT
                                                             OPPORTUNITY
                                                      ------------------------
                                                          2010         2009
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS
 Net investment income (loss)........................ $   (71,131) $  (121,818)
 Net realized gains (losses).........................    (414,344)  (1,244,387)
 Change in unrealized gains (losses).................   2,242,940    4,320,471
                                                      -----------  -----------
 Increase (decrease) in net assets from operations...   1,757,465    2,954,266
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS
   FROM CONTRACT TRANSACTIONS
 Deposits............................................      48,912       71,790
 Benefit payments....................................     (16,405)     (76,130)
 Payments on termination.............................  (1,237,035)    (933,285)
 Loans--net..........................................         136          124
 Policy maintenance charge...........................      (6,119)      (6,631)
 Transfers among the sub-accounts and with the Fixed
   Account--net......................................    (343,982)    (355,762)
                                                      -----------  -----------
 Increase (decrease) in net assets from contract
   transactions......................................  (1,554,493)  (1,299,894)
                                                      -----------  -----------
 INCREASE (DECREASE) IN NET ASSETS                        202,972    1,654,372
 NET ASSETS AT BEGINNING OF PERIOD                      8,909,503    7,255,131
                                                      -----------  -----------
 NET ASSETS AT END OF PERIOD                          $ 9,112,475  $ 8,909,503
                                                      ===========  ===========
 UNITS OUTSTANDING
    Units outstanding at beginning of period.........     812,830      962,386
        Units issued.................................      29,919       54,968
        Units redeemed...............................    (159,931)    (204,524)
                                                      -----------  -----------
    Units outstanding at end of period...............     682,818      812,830
                                                      ===========  ===========

                      See notes to financial statements.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.  ORGANIZATION

   Lincoln Benefit Life Variable Annuity Account (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Lincoln Benefit Life Company ("Lincoln Benefit"). The assets of the Account are legally segregated from those of Lincoln Benefit. The assets of each sub-account within the Account are legally segregated from each other. Lincoln Benefit is wholly owned by Allstate Life Insurance Company ("Allstate"), a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

   In 2006, Lincoln Benefit entered into an administrative servicing agreement (the "Agreement") with Allstate, whereby Allstate agreed to be responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. Allstate subsequently appointed The Prudential Insurance Company of America ("Prudential") as administrator of the contracts. In accordance with an administrative servicing agreement between Allstate and Prudential (the "Sub-contracting agreement"), Prudential is responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration. The obligations of Prudential under the Sub-contracting Agreement are to Allstate and Allstate continues to be responsible for all terms and conditions of the Agreement. The Agreement and Sub-contracting Agreement do not extinguish Lincoln Benefit's obligations to the variable annuity contractholders. Lincoln Benefit is responsible for all contract terms and conditions of the underlying variable annuities.

   Lincoln Benefit issues six variable annuity contracts, Investor's Select, Consultant I, Consultant II, Consultant Solutions, Premier Planner, and Advantage (collectively the "Contracts"), the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. These contracts are closed to new contractholders but continue to accept deposits from existing contractholders. Absent any Contract provisions wherein Lincoln Benefit contractually guarantees either a minimum return or account value upon death, a specified contract anniversary date or annuitization, variable annuity contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts listed below invest in the corresponding mutual fund portfolios (collectively the "Funds"):

THE ALGER PORTFOLIO (CLASS 1-2)                       FEDERATED INSURANCE SERIES
   Alger Capital Appreciation (Class 1-2)                Federated Capital Income Fund II
   Alger Growth & Income (Class 1-2)                     Federated Fund for U.S. Government
   Alger Large Cap Growth Portfolio (Class 1-2)          Securities II
   Alger Mid Cap Growth Portfolio (Class 1-2)            Federated High Income Bond Fund II
   Alger Small Cap Growth Portfolio (Class 1-2)
                                                      FIDELITY VARIABLE INSURANCE PRODUCTS FUND
THE ALGER PORTFOLIO (CLASS S)                            VIP Asset Manager
   Alger Capital Appreciation Portfolio (Class S)        VIP Contrafund
   Alger Large Cap Growth Portfolio (Class S)            VIP Equity-Income
   Alger Mid Cap Growth Portfolio (Class S)              VIP Growth
                                                         VIP Index 500
DWS INVESTMENTS VARIABLE INSURANCE TRUST FUNDS           VIP Money Market
   DWS VIP Equity 500 Index B                            VIP Overseas
   DWS VIP Small Cap Index B

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

DWS VARIABLE SERIES I                       FIDELITY VARIABLE INSURANCE PRODUCTS
   DWS Bond VIP A                           FUND (SERVICE CLASS 2)
   DWS Global Opportunities VIP A              VIP Asset Manager (Service Class 2)
   DWS Growth and Income VIP A                 VIP Contrafund (Service Class 2)
   DWS International VIP A                     VIP Equity-Income (Service Class 2)
                                               VIP Growth (Service Class 2)
DWS VARIABLE SERIES II                         VIP Index 500 (Service Class 2)
   DWS Balanced VIP A II                       VIP Investment Grade Bond (Service
                                            Class 2)
GOLDMAN SACHS VARIABLE INSURANCE TRUST         VIP Money Market (Service Class 2)
   VIT Strategic International Equity          VIP Overseas (Service Class 2)
   VIT Structured Small Cap Equity
                                            JANUS ASPEN SERIES
INVESCO INVESTMENT SERVICE                     Balanced
(PREVIOUSLY KNOWN AS AIM VARIABLE              Enterprise
INSURANCE FUNDS)                               Flexible Bond
   Invesco V. I. Basic Value                   Forty Portfolio
       (Previously known as AIM V. I.          Janus Portfolio
       Basic Value)                            Worldwide
   Invesco V. I. Capital Appreciation
       (Previously known as AIM V. I.       JANUS ASPEN SERIES (SERVICE SHARES)
       Capital Appreciation)                   Balanced (Service Shares)
                                               Forty Portfolio (Service Shares)
INVESCO INVESTMENT SERVICE                     INTECH Risk-Managed Core Portfolio
(PREVIOUSLY KNOWN AS AIM VARIABLE                  (Service Shares) (For the
INSURANCE FUNDS)                                   period beginning January 1,
   Invesco V. I. Basic Value II                    2010 and ended April 30, 2010)
       (Previously known as AIM V. I.          Overseas (Service Shares)
       Basic Value II)                         Perkins Mid Cap Value (Service
   Invesco V. I. Capital Appreciation              Shares)
       II (Previously known as                 Perkins Small Company Value
       Capital Appreciation II)                    (Service Shares)
   Invesco V. I. Core Equity II                Worldwide (Service Shares)
       (Previously known as AIM V. I.
       Core Equity II)                      LAZARD RETIREMENT SERIES, INC.
   Invesco V. I. Mid Cap Core Equity           Emerging Markets Equity
       II(Previously known as AIM V.           International Equity
       I. Mid Cap Core Equity II)
                                            LEGG MASON PARTNERS VARIABLE INCOME
INVESCO INVESTMENT SERVICE                  TRUST
(PREVIOUSLY KNOWN AS THE UNIVERSAL             Legg Mason ClearBridge Variable
INSTITUTIONAL FUNDS, INC.)                         Fundamental All Cap Value
   Invesco Van Kampen V.I. High Yield              Portfolio (Previously known as
       (Previously known as Van                    Legg Mason ClearBridge
       Kampen UIF High Yield)                      Variable Fundamental Value
   Invesco Van Kampen V.I. Mid Cap                 Portfolio)
       Value (Previously known as Van          Legg Mason Western Asset Variable
       Kampen UIF U.S. Mid Cap)                    Global High Yield Bond II

INVESCO INVESTMENT SERVICE                  LEGG MASON PARTNERS VARIABLE
(PREVIOUSLY KNOWN AS VAN KAMPEN LIFE        PORTFOLIOS I, INC
INVESTMENT TRUST (CLASS II))                   Legg Mason ClearBridge Large
   Invesco Van Kampen V.I. Government              CapValue Portfolio I
       -Series II (Previously known                (Previously known as Legg
       as LIT Government (Class II))               Mason ClearBridge Variable
   Invesco Van Kampen V.I. Growth and              Investors Portfolio I)
       Income - Series II (Previously
       known as LIT Growth and Income
       (Class II))
   Invesco Van Kampen V.I. Mid Cap
       Growth - Series II (Previously
       known as LIT Mid Cap Growth
       (Class II))

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 J.P. MORGAN SERIES TRUST II            MFS VARIABLE INSURANCE TRUST
    Small Company (On April 24, 2009,      MFS Growth
        Small Company merged into          MFS Investors Trust
        JPMorgan IT Small Cap Core         MFS New Discovery
        PortfolioAppreciation)             MFS Research
    IT Small Cap Core Portfolio            MFS Total Return

 OPPENHEIMER VARIABLE ACCOUNT           MFS VARIABLE INSURANCE TRUST (SERVICE
 FUNDS (SERVICE SHARES ("SS"))          CLASS)
    Oppenheimer Global Securities (SS)     MFS High Income (Service Class)
    Oppenheimer Main Street Small Cap      MFS Investor Growth Stock (Service
    Fund (SS)                                  Class)
    Oppenheimer Small & Mid-Cap Growth     MFS Investors Trust (Service Class)
        Fund (SS) (Previously known as     MFS New Discovery (Service Class)
        Oppenheimer MidCap Fund (SS))      MFS Total Return (Service Class)
                                           MFS Utilities (Service Class)
 PANORAMA SERIES FUND, INC. (SERVICE       MFS Value (Service Class)
 CLASS ("SC"))
    Oppenheimer International Growth    RYDEX VARIABLE TRUST
        (SC)                               Rydex VT Nasdaq 100 Strategy Fund
                                           Rydex VT All Cap Opportunity
 PIMCO VARIABLE INSURANCE
    Foreign Bond (US Dollar-Hedged)     T. ROWE PRICE EQUITY SERIES, INC.
    Money Market                           T. Rowe Price Equity Income
    PIMCO Real Return                      T. Rowe Price Mid-Cap Growth
    PIMCO Total Return                     T. Rowe Price New America Growth
    StocksPLUS(R) Growth and Income
        Portfolio (For the period       T. ROWE PRICE EQUITY SERIES, INC. II
        beginning January 1, 2009 and      T. Rowe Price Blue Chip Growth II
        ended July17, 2009)                T. Rowe Price Equity Income II

 PREMIER VIT                            T. ROWE PRICE INTERNATIONAL SERIES,
    OpCap Balanced (For the period      INC.
        beginning January 1, 2009 and      T. Rowe Price International Stock
        ended April 24,2009)
    OpCap Equity (For the period        THE UNIVERSAL INSTITUTIONAL FUNDS,
        beginning January 1, 2009 and   INC.
        ended April 24, 2009)              Van Kampen UIF Capital Growth
    NACM Small Cap Portfolio (For the      Van Kampen UIF Mid Cap Growth
        period beginning January 1,
        2010 and ended April 30, 2010)  THE UNIVERSAL INSTITUTIONAL FUNDS,
                                        INC. (CLASS II)
 PUTNAM VARIABLE TRUST                     Van Kampen UIF Capital Growth
    VT High Yield                              (Class II)
    VT International Value (Previously     Van Kampen UIF U.S. Real Estate
        known as VT International              (Class II)
        Growth and Income)
                                        VAN ECK WORLDWIDE INSURANCE TRUST
 RIDGEWORTH CAPITAL MANAGEMENT, INC        Van Eck VIP Multi-Mgr Alternative
    RidgeWorth Large Cap Growth Stock          (Previously known as Van Eck
        (For the period beginning              Worldwide Multi-Mgr
        January 1, 2009 and ended              Alternative)
        April 24, 2009)                    Van Eck VIP Emerging Markets
    RidgeWorth Large Cap Value Equity          (Previously known as Van Eck
        (For the period beginning              Worldwide Emerging Markets)
        January 1, 2009 and ended          Van Eck VIP Global Hard Assets
        April 24, 2009)                        (Previously known as Van Eck
                                               Worldwide Hard Assets)

                                        WELLS FARGO VARIABLE TRUST
                                           Wells Fargo VT Advantage Discovery
                                           Wells Fargo VT Advantage
                                               Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   The net assets are affected by the investment results of each mutual fund, transactions by contractholders and certain contract expenses (see Note 3). The accompanying financial statements include only contractholders' purchase payments applicable to the variable portions of their contracts and exclude any purchase payments directed by the contractholder to the fixed account ("Fixed Account") in which the contractholders earn a fixed rate of return.

   A contractholder may choose from among a number of different underlying mutual fund portfolio options. The underlying mutual fund portfolios are not available to the general public directly. These portfolios are available as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies, or in certain cases, through participation in certain qualified pension or retirement plans.

   Some of these underlying mutual fund portfolios have been established by investment advisers that manage publicly traded mutual funds that have similar names and investment objectives. While some of the underlying mutual fund portfolios may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual fund portfolios are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual fund portfolios may differ substantially.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value. The difference between cost and fair value of shares owned on the day of measurement is recorded as unrealized gain or loss on investments.

   FAIR VALUE OF FINANCIAL ASSETS--The Financial Accounting Standards Board
(FASB) guidance on fair value measurements and disclosures establishes a fair value measurement framework, provides a single definition of fair value and requires expanded disclosure summarizing fair value measurements. This guidance provides a three-level hierarchy based on the inputs used in the valuation process. The level in the fair values hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement.

   Observable inputs are those used by market participants in valuing financial instruments that are developed based on market data obtained from independent sources. The Account uses prices that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices may be reduced. This condition could cause an instrument to be reclassified from Level 1 to Level 2, or from Level 2 to Level 3.

   Financial assets recorded on the Statements of Net Assets at fair value as of December 31, 2010 comprise investments and are categorized in the fair value hierarchy based on the reliability of inputs to the valuation techniques as follows:

   Level 1: Financial assets whose values are based on unadjusted quoted prices for identical assets in an active market that the Account can access.

   Level 2: Financial assets whose values are based on the following:
         a) Quoted prices for similar assets in active markets;
         b) Quoted prices for identical or similar assets or liabilities in non-active markets.

   Level 3: Financial assets whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. These inputs reflect the Account's estimates of the assumptions that market participants would use in valuing the financial assets.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


   All investments during the respective periods consist of shares of the Funds that have daily quoted net asset values for identical assets that the Account can access and are categorized as Level 1. Net asset values for these actively traded Funds are obtained daily from the Funds' managers

   CONTRACTS IN PAYOUT (ANNUITIZATION) PERIOD--Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table and Annuity 2000 Mortality Table, depending on the annuitization date. The assumed investment return is 3.72%, with 3.00% minimum and 6.00% maximum. The mortality risk is fully borne by Lincoln Benefit and may result in additional amounts being transferred into the Account by Lincoln Benefit to cover greater longevity of annuitants than expected. A receivable is established for amounts due to the sub-accounts from Lincoln Benefit but not yet received. Conversely, if amounts allocated exceed amounts required, transfers may be made to Lincoln Benefit. A payable is established for amounts payable to Lincoln Benefit from the sub-accounts but not yet paid.

   DIVIDENDS--Dividends declared by the Funds are recognized on the ex-dividend date.

   NET REALIZED GAINS AND LOSSES--Net realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis, and realized gain distributions received from the underlying mutual fund portfolios.

   Transactions are recorded on a trade date basis. Distributions of net realized gains earned by the Funds are recorded on the Funds' ex-distribution date.

   FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined by the Internal Revenue Code of 1986 ("Code"). In order to qualify as a segregated asset account, each sub-account is required to satisfy the diversification requirements of Section 817(h) of the Code. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. The operations of the Account are included in the tax return of Lincoln Benefit. Lincoln Benefit is taxed as a life insurance company under the Code and joins with The Allstate Corporation and its eligible domestic subsidiaries in the filing of a consolidated federal income tax return. No federal income taxes are allocable to the Account, as the Account did not generate taxable income.

   The Account had no liability for unrecognized tax benefits at December 31, 2010 and there was no activity related to unrecognized tax benefits during the year. The Account believes that it is reasonably possible that the liability balance will not significantly increase within the next 12 months. No amounts have been accrued for interest or penalties related to unrecognized tax benefits.

   USE OF ESTIMATES--The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and disclosures in the accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

   MORTALITY AND EXPENSE RISK CHARGE--Lincoln Benefit assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate ranging from 1.15% to 2.60% per annum of the daily net assets of the Account, based on the selected rider options. The mortality and expense risk charge is recognized as a reduction in accumulation unit values. The mortality and expense risk charge covers insurance

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

benefits provided in the contract and the cost of administering the contract. Lincoln Benefit guarantees that the amount of this charge will not increase over the lives of the contracts. At the contractholder's discretion, additional options may be purchased for an additional charge.

   ADMINISTRATIVE EXPENSE CHARGE--Lincoln Benefit deducts administrative expense charges daily at a rate equal to .15% per annum of the average daily net assets of the Account for Investor's Select and .10% for Consultant I, Consultant II, Consultant Solutions, Premier Planner and Advantage. The administrative expense charge is recognized as a reduction in accumulation unit values.

   CONTRACT MAINTENANCE CHARGE--Lincoln Benefit deducts an annual maintenance charge on certain contracts on each contract anniversary and guarantees that this charge will not increase over the life of the contract. For Investor's Select, the charge is $25 and will be waived if total deposits are $75,000 or more. For Consultant I, Consultant II and Premier Planner, the charge is $35 and will be waived if total deposits are $50,000 or more. For Consultant Solutions, the charge is $40, reduced to $30 if total deposits are $2,000 or more, and waived in certain cases. The contract administration charge is recognized as a redemption of units.

   WITHDRAWAL CHARGE--In the event of withdrawal of the account value during a specified period, a withdrawal charge may be imposed. The withdrawal charge ranges from 7% to 8.5% in the early years of the contract and declines to 0% after a specified period depending upon the contract. These amounts are included in payments on terminations.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.   PURCHASES OF INVESTMENTS

   The cost of investments purchased during the period ended December 31, 2010 was as follows:

                                                                                               PURCHASES
                                                                                              -----------
Investments in the The Alger Portfolios (Class 1-2) Sub-Accounts:
   Alger Capital Appreciation (Class I-2).................................................... $ 1,928,182
   Alger Growth & Income (Class I-2).........................................................     189,947
   Alger Large Cap Growth (Class I-2)........................................................     299,550
   Alger Mid Cap Growth (Class I-2)..........................................................     475,062
   Alger Small Cap Growth Portfolio (Class 1-2)..............................................   1,205,178

Investments in the The Alger Portfolios (Class S) Sub-Accounts:
   Alger Capital Appreciation (Class S)......................................................     625,310
   Alger Large Cap Growth (Class S)..........................................................     520,308
   Alger Mid Cap Growth (Class S)............................................................     435,335

Investments in the DWS Investments Variable Insurance Trust Funds Sub-Accounts:
   DWS Equity 500 Index VIP B................................................................     137,231
   DWS Small Cap Index VIP B.................................................................      73,442

Investments in the DWS Variable Series I Sub-Accounts:
   DWS Bond VIP A............................................................................     801,470
   DWS Global Opportunities VIP A............................................................     442,360
   DWS Growth and Income VIP A...............................................................   1,004,909
   DWS International VIP A...................................................................     478,573

Investments in the DWS Variable Series II Sub-Accounts:
   DWS Balanced VIP A II.....................................................................     260,263

Investments in the Federated Insurance Series Sub-Accounts:
   Federated Capital Income Fund II..........................................................     718,839
   Federated Fund for U.S. Government Securities II..........................................   4,277,159
   Federated High Income Bond Fund II........................................................   3,018,929

Investments in the Fidelity Variable Insurance Products Fund Sub-Accounts:
   VIP Asset Manager.........................................................................     690,213
   VIP Contrafund............................................................................   3,861,734
   VIP Equity-Income.........................................................................   1,001,068
   VIP Growth................................................................................     423,121
   VIP Index 500.............................................................................   1,778,078
   VIP Money Market..........................................................................  16,457,437
   VIP Overseas..............................................................................     945,006

Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2).......................................................     763,214

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Fidelity Variable Insurance Products Fund (Service Class 2) Sub-Accounts
  (continued):
   VIP Contrafund (Service Class 2)......................................................... $1,516,501
   VIP Equity-Income (Service Class 2)......................................................  1,743,297
   VIP Growth (Service Class 2).............................................................  1,049,686
   VIP Index 500 (Service Class 2)..........................................................  2,428,988
   VIP Investment Grade Bond (Service Class 2)..............................................  5,980,525
   VIP Money Market (Service Class 2).......................................................  9,872,282
   VIP Overseas (Service Class 2)...........................................................  2,236,990

Investments in the Goldman Sachs Variable Insurance Trust Sub-Accounts:
   VIT Strategic International Equity.......................................................    158,397
   VIT Structured Small Cap Equity Fund.....................................................    108,756

Investments in the Invesco Investment Service Sub-Accounts:
   Invesco V.I. Basic Value (a).............................................................    859,702
   Invesco V.I. Capital Appreciation (b)....................................................     15,784
   Invesco Van Kampen V.I. High Yield (c)...................................................    660,874
   Invesco Van Kampen V.I. Mid Cap Value (d)................................................  1,229,595

Investments in the Invesco Investment Service Series II Sub-Accounts:
   Invesco V.I. Basic Value II (e)..........................................................    859,491
   Invesco V.I. Capital Appreciation II (f).................................................    100,650
   Invesco V.I. Core Equity II (g)..........................................................    302,396
   Invesco V.I. Mid Cap Core Equity II (h)..................................................    797,549
   Invesco Van Kampen V.I. Government - II (i)..............................................  1,999,836
   Invesco Van Kampen V.I. Growth and Income - II (j).......................................  2,084,967
   Invesco Van Kampen V.I. Mid Cap Growth - II (k)..........................................  1,637,609

Investments in the J.P. Morgan Series Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio.....................................................     54,410

Investments in the Janus Aspen Series Sub-Accounts:
   Balanced.................................................................................  1,986,676
   Enterprise...............................................................................    549,276
   Flexible Bond............................................................................  2,528,401
   Forty Portfolio..........................................................................    235,934
   Janus Portfolio..........................................................................    521,769
   Worldwide................................................................................    325,543

--------
(a)Previously known AIM V. I. Basic Value
(b)Previously known AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                             ----------
Investments in the Janus Aspen Series (Service Shares) Sub-Accounts (continued):
   Balanced (Service Shares)................................................................ $  830,613
   Forty Portfolio (Service Shares).........................................................    825,032
   INTECH Risk-Managed Core Portfolio (Service Shares) (l)..................................     92,381
   Overseas (Service Shares)................................................................  4,853,029
   Perkins Mid Cap Value Portfolio (Service Shares).........................................    855,088
   Worldwide (Service Shares)...............................................................    116,030

Investments in the Lazard Retirement Series, Inc. Sub-Accounts:
   Emerging Markets Equity..................................................................    880,225
   International Equity.....................................................................     31,386

Investments in the Legg Mason Partners Variable Portfolios I I, Inc Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (n)..........................    848,949

Investments in the Legg Mason Partners Variable Income Trust Trust Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (m)................    216,353
   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II....................  2,117,778

Investments in the MFS Variable Insurance Trust Sub-Accounts:
   MFS Growth...............................................................................    330,045
   MFS Investors Trust......................................................................    137,078
   MFS New Discovery........................................................................  1,183,229
   MFS Research.............................................................................     47,582
   MFS Total Return.........................................................................    877,133

Investments in the MFS Variable Insurance Trust (Service Class) Sub-Accounts:
   MFS High Income (Service Class)..........................................................  1,421,571
   MFS Investor Growth Stock (Service Class)................................................    447,729
   MFS Investors Trust (Service Class)......................................................    216,187
   MFS New Discovery (Service Class)........................................................  2,206,608
   MFS Total Return (Service Class).........................................................    678,468
   MFS Utilities (Service Class)............................................................    630,691
   MFS Value (Service Class)................................................................    616,854

Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer Global Securities (SS).......................................................    814,233

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio - Class I
(n)Previously known as Legg Mason ClearBridge Variable Investors
   Portfolio-Class I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                             PURCHASES
                                                                                            -----------
Investments in the Oppenheimer Variable Account Funds (Service Shares ("SS")) Sub-Accounts
  (continued):
   Oppenheimer Main Street Small Cap (SS).................................................. $ 2,407,176
   Oppenheimer Small- & Mid-Cap Growth (SS) (o)............................................     334,210

Investments in the Panorama Series Fund, Inc. (Service Shares ("SS")) Sub-Accounts:
   Oppenheimer International Growth (SS)...................................................     394,142

Investments in the PIMCO Variable Insurance Trust Sub-Accounts:
   Foreign Bond (US Dollar-Hedged).........................................................   7,908,749
   Money Market............................................................................  15,542,589
   PIMCO Real Return.......................................................................   3,384,329
   PIMCO Total Return......................................................................  19,104,182

Investments in the Premier VIT Sub-Accounts:
   NACM Small Cap Portfolio Class I (l)....................................................      51,895

Investments in the Putnam Variable Trust Sub-Accounts:
   VT High Yield...........................................................................     888,053
   VT International Value (p)..............................................................     344,005

Investments in the Rydex Variable Trust Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund.......................................................      67,991
   Rydex VT US Long Short (q)..............................................................     213,864

Investments in the T. Rowe Price Equity Series, Inc. Sub-Accounts:
   T. Rowe Price Equity Income.............................................................   1,070,612
   T. Rowe Price Mid-Cap Growth............................................................     776,310
   T. Rowe Price New America Growth........................................................     606,751

Investments in the T. Rowe Price Equity Series, Inc. II Sub-Accounts:
   T. Rowe Price Blue Chip Growth II.......................................................     803,152
   T. Rowe Price Equity Income II..........................................................   1,730,869

Investments in the T. Rowe Price International Series, Inc. Sub-Accounts:
   T. Rowe Price International Stock.......................................................   1,416,018

Investments in the The Universal Institutional Funds, Inc. Sub-Accounts:
   Van Kampen UIF Capital Growth...........................................................     409,731
   Van Kampen UIF Mid Cap Growth...........................................................     557,143

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(o)Previously known as Oppenheimer MidCap Fund (SS)
(p)Previously known VT International Growth and Income
(q)Previously known as Rydex VT All-Cap Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


4.  PURCHASES OF INVESTMENTS (CONTINUED)

                                                                                      PURCHASES
                                                                                     ------------
Investments in the The Universal Institutional Funds, Inc. (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)......................................... $  1,788,954
   Van Kampen UIF U.S. Real Estate (Class II).......................................    1,009,754

Investments in the Van Eck Worldwide Insurance Trust Sub-Accounts:
   Van Eck VIP Emerging Markets (r).................................................    3,443,550
   Van Eck VIP Global Hard Assets (s)...............................................    1,278,377
   Van Eck VIP Multi-Mgr Alternative (t)............................................      406,638

Investments in the Wells Fargo Variable Trust Sub-Accounts:
   Wells Fargo Advantage VT Discovery...............................................      725,059
   Wells Fargo Advantage VT Opportunity.............................................      219,250
                                                                                     ------------
                                                                                     $172,815,427
                                                                                     ============

--------
(r)Previously known as Van Eck Worldwide Emerging Markets
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alterntve-(Class I)

5.  FINANCIAL HIGHLIGHTS

   Lincoln Benefit offers multiple variable annuity contracts through this Account that have unique combinations of features and fees that are assessed to the contractholders. Differences in these fee structures result in various contract expense rates and accumulation unit values which in turn result in various expense and total return ratios.

   In the table below, the units, the range of lowest to highest accumulation unit values, the investment income ratio, the range of lowest to highest expense ratios assessed by Lincoln Benefit and the corresponding range of total return is presented for each rider option of the sub-accounts that had outstanding units during the period. These ranges of lowest to highest unit fair values and total return are based on the product groupings that represent lowest and highest expense ratio amounts. Therefore, some individual contract ratios are not within the ranges presented.

   As discussed in Note 3, the expense ratio represents mortality and expense risk and administrative expense charges which are assessed as a percentage of daily net assets. The amount deducted is based upon the product and the number and magnitude of rider options selected by each contract holder. This results in several accumulation unit values for each sub-account based upon those choices.

ITEMS IN THE FOLLOWING TABLE ARE NOTATED AS FOLLOWS:

* INVESTMENT INCOME RATIO--These amounts represent dividends, excluding realized gain distributions, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses that result in a reduction in the accumulation unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying mutual fund in which the sub-account invests. The investment income ratio for each product may differ due to the timing of contract transactions.

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

    ** EXPENSE RATIO--These amounts represent the annualized contract expenses of the sub-account, consisting of mortality and expense risk charges, and administrative expense charges, for each period indicated. The ratios include only those expenses that are charged that result in a reduction in the accumulation unit values. Charges made directly to contract holder accounts through the redemption of units and expenses of the underlying fund have been excluded.

    ***TOTAL RETURN--These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction in the accumulation unit values. The ratio does not include any expenses assessed through the redemption of units. The total return is calculated as the change in the accumulation unit value during the reporting period, or the effective period if less than the reporting period, divided by the beginning of period accumulation unit value or the accumulation unit value on the effective date.

       Since the total return for periods less than one year has not been annualized, the difference between the lowest and the highest total return in the range may be broader if one or both of the total returns relate to a product which was introduced during the reporting year.

       Sub-accounts with a date notation indicate the effective date of that investment option in the Account. Consistent with the total return the investment income ratio is calculated for the period or from the effective date through the end of the reporting period. The investment income ratio for closed funds is calculated from the beginning of period, or from the effective date, through the last day the fund was open.

                                  AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------
                                 ACCUMULATION
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                        ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class 1-2)
  Sub-Accounts:
   Alger Capital Appreciation (Class I-2)
   2010................   988   $ 8.95 - 20.59    $13,529       0.38%     1.25 - 1.80%  11.99 -  12.61%
   2009................ 1,046     7.99 - 18.28     12,891       0.00      1.25 - 1.80   48.41 -  49.23
   2008................ 1,186     5.39 - 12.25      9,784       0.00      1.25 - 1.80  -46.12 - -45.82
   2007................ 1,641     9.99 - 22.61     25,316       0.00      1.25 - 1.80   31.14 -  31.87
   2006................ 1,667     7.62 - 17.15     19,984       0.00      1.25 - 1.80   17.14 -  17.79

   Alger Growth & Income (Class I-2)
   2010................   578     7.17 - 12.86      5,808       1.45      1.25 - 1.80   10.27 -  10.87
   2009................   752     6.50 - 11.60      6,827       2.39      1.25 - 1.80   29.82 -  30.53
   2008................   859     5.01 -  8.89      6,152       2.21      1.25 - 1.80  -40.55 - -40.22
   2007................ 1,213     8.42 - 14.87     14,833       0.82      1.25 - 1.80    8.16 -   8.76
   2006................ 1,517     7.79 - 13.67     17,599       1.25      1.25 - 1.80    7.36 -   7.96

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class 1-2) Sub-Accounts
  (continued):
   Alger Large Cap Growth (Class I-2)
   2010.....................   761   $ 7.31 - 12.55    $ 7,590       0.75%     1.25 - 1.80%  11.37 -  11.98%
   2009.....................   977     6.57 - 11.21      8,817       0.64      1.25 - 1.80   44.94 -  45.74
   2008..................... 1,163     4.53 -  7.69      7,312       0.23      1.25 - 1.80  -47.12 - -46.82
   2007..................... 1,383     8.57 - 14.46     16,577       0.36      1.25 - 1.80   17.79 -  18.45
   2006..................... 1,697     7.27 - 12.21     17,538       0.12      1.25 - 1.80    3.28 -   3.85

   Alger Mid Cap Growth (Class I-2)
   2010..................... 1,152    10.41 - 18.97     15,723       0.00      1.25 - 1.80   17.25 -  17.90
   2009..................... 1,405     8.88 - 16.09     16,508       0.00      1.25 - 1.80   49.00 -  49.82
   2008..................... 1,605     5.96 - 10.74     12,758       0.16      1.25 - 1.80  -59.10 - -58.87
   2007..................... 1,907    14.57 - 26.12     37,730       0.00      1.25 - 1.80   29.20 -  29.92
   2006..................... 2,206    11.28 - 20.10     34,151       0.00      1.25 - 1.80    8.18 -   8.78

   Alger Small Cap Growth Portfolio (Class I-2)
   2010.....................   999     8.33 - 14.04     11,833       0.00      1.25 - 1.80   23.06 -  23.74
   2009..................... 1,117     6.77 - 11.35     10,733       0.00      1.25 - 1.80   42.91 -  43.70
   2008..................... 1,184     4.73 -  7.90      7,902       0.00      1.25 - 1.80  -47.56 - -47.27
   2007..................... 1,414     9.03 - 14.98     17,989       0.00      1.25 - 1.80   15.14 -  15.78
   2006..................... 1,482     7.84 - 12.94     16,243       0.00      1.25 - 1.80   17.88 -  18.53

Investments in the The
  Alger Portfolios
  (Class - S) Sub-Accounts:
   Alger Capital Appreciation (Class S)
   2010.....................   254    14.93 - 15.97      3,999       0.21      1.35 - 2.30   11.02 -  12.09
   2009.....................   281    13.45 - 14.24      3,955       0.00      1.35 - 2.30   47.22 -  48.65
   2008.....................   352     9.14 -  9.58      3,340       0.00      1.35 - 2.30  -46.53 - -46.00
   2007.....................   424    17.09 - 17.75      7,470       0.00      1.35 - 2.30   30.12 -  31.39
   2006.....................   400    13.13 - 13.51      5,365       0.00      1.35 - 2.30   16.23 -  17.36

   Alger Large Cap Growth (Class S)
   2010.....................   665     10.90 -11.66      8,370       0.50      1.35 - 2.30   10.31 -  11.38
   2009.....................   819     9.88 - 10.46      9,319       0.56      1.35 - 2.30   43.86 -  45.26
   2008.....................   967     6.82 -  7.20      7,547       0.00      1.35 - 2.45  -47.61 - -47.02
   2007..................... 1,028    13.02 - 13.60     15,288       0.11      1.35 - 2.45   16.69 -  18.01
   2006..................... 1,160    11.15 - 11.52     14,604       0.00      1.35 - 2.45    2.34 -   3.49

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the The
  Alger Portfolios
  (Class - S) Sub-Accounts
  (continued):
   Alger Mid Cap Growth (Class S)
   2010....................   737   $10.81 - 11.56    $ 8,393       0.00%     1.35 - 2.30%  16.15 -  17.28%
   2009....................   937     9.31 -  9.86      9,116       0.00      1.35 - 2.30   47.83 -  49.27
   2008.................... 1,052     6.30 -  6.60      6,871       0.00      1.35 - 2.30  -59.43 - -59.03
   2007.................... 1,075    15.52 - 16.12     17,169       0.00      1.35 - 2.30   28.24 -  29.49
   2006.................... 1,173    12.11 - 12.45     14,499       0.00      1.35 - 2.30    7.36 -   8.41

Investments in the DWS
  Investments Variable
  Insurance Trust Funds
  Sub-Accounts:
   DWS Equity 500 Index VIP B
   2010....................   180    13.16 - 13.89      2,461       1.66      1.35 - 2.05   12.17 -  12.97
   2009....................   240    11.73 - 12.30      2,918       2.79      1.35 - 2.05   23.44 -  24.33
   2008....................   220     9.50 -  9.89      2,150       2.14      1.35 - 2.05  -38.63 - -38.19
   2007....................   276    15.48 - 16.00      4,383       1.25      1.35 - 2.05    2.87 -   3.61
   2006....................   282    15.05 - 15.45      4,333       0.91      1.35 - 2.05   12.89 -  13.69

   DWS Small Cap Index VIP B
   2010....................    40    17.49 - 18.47        739       0.64      1.35 - 2.05   23.52 -  24.41
   2009....................    45    14.16 - 14.85        662       1.45      1.35 - 2.05   23.68 -  24.57
   2008....................    60    11.45 - 11.92        708       1.39      1.35 - 2.05  -35.68 - -35.21
   2007....................    83    17.80 - 18.40      1,521       0.62      1.35 - 2.05   -4.18 -  -3.49
   2006....................    81    18.57 - 19.06      1,544       0.36      1.35 - 2.05   14.79 -  15.61

Investments in the DWS
  Variable Series I
  Sub-Accounts:
   DWS Bond VIP A
   2010....................   507    12.23 - 13.25      6,644       4.56      1.25 - 1.80    4.89 -   5.46
   2009....................   600    11.66 - 12.57      7,471       8.28      1.25 - 1.80    8.10 -   8.70
   2008....................   733    10.79 - 11.56      8,438       5.98      1.25 - 1.80  -18.25 - -17.80
   2007....................   980    13.20 - 14.06     13,753       4.82      1.25 - 1.80    2.31 -   2.88
   2006.................... 1,072    12.90 - 13.67     14,708       3.83      1.25 - 1.80    2.85 -   3.42

   DWS Global Opportunities VIP A
   2010....................   476    12.53 - 23.97      7,825       0.40      1.25 - 1.80   24.38 -  25.07
   2009....................   576    10.08 - 19.16      7,636       1.62      1.25 - 1.80   45.56 -  46.36
   2008....................   603     6.92 - 13.09      5,587       0.27      1.25 - 1.80  -50.86 - -50.59
   2007....................   745    14.09 - 26.50     14,558       1.36      1.25 - 1.80    7.37 -   7.97
   2006....................   855    13.12 - 24.54     15,664       1.04      1.25 - 1.80   19.91 -  20.57

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                  AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                        ----------------------------------- ------------------------------------------
                                 ACCUMULATION
                        UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                        (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                        ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the DWS
  Variable Series I
  Sub-Accounts
  (continued):
   DWS Growth and Income VIP A
   2010................   149   $ 8.82 - 10.35    $ 1,397       1.82%     1.25 - 1.80%  12.36 -  12.98%
   2009................   198     7.85 -  9.16      1,661       1.86      1.25 - 1.80   31.75 -  32.48
   2008................   211     5.95 -  6.92      1,360       2.11      1.25 - 1.80  -39.41 - -39.08
   2007................   256     9.83 - 11.36      2,733       1.29      1.25 - 1.80   -0.46 -   0.09
   2006................   299     9.87 - 11.34      3,222       0.97      1.25 - 1.80   11.61 -  12.22

   DWS International VIP A
   2010................   296     7.20 - 10.70      2,550       2.31      1.25 - 1.80   -0.19 -   0.36
   2009................   349     7.21 - 10.66      2,995       4.90      1.25 - 1.80   31.14 -  31.86
   2008................   517     5.50 -  8.08      3,363       1.41      1.25 - 1.80  -49.14 - -48.86
   2007................   504    10.81 - 15.80      6,646       2.70      1.25 - 1.80   12.53 -  13.16
   2006................   569     9.61 - 13.97      6,680       1.74      1.25 - 1.80   23.67 -  24.35

Investments in the DWS
  Variable Series II
  Sub-Accounts:
   DWS Balanced VIP A II
   2010................   430    11.13 - 11.48      4,873       3.16      1.25 - 1.80    9.24 -   9.84
   2009................   533    10.19 - 10.45      5,512       3.77      1.25 - 1.80   21.23 -  21.90
   2008................   672     8.40 -  8.58      5,723       4.45      1.25 - 1.80  -28.63 - -28.24
   2007................   911    11.78 - 11.95     10,829       3.46      1.25 - 1.80    2.96 -   3.53
   2006................ 1,216    11.44 - 11.54     13,998       2.56      1.25 - 1.80    8.28 -   8.88

Investments in the
  Federated Insurance
  Series Sub-Accounts:
   Federated Capital Income Fund II
   2010................   308     9.72 - 11.31      3,722       5.62      1.25 - 1.80   10.09 -  10.69
   2009................   419     8.83 - 10.21      4,498       5.82      1.25 - 1.80   25.99 -  26.68
   2008................   447     7.01 -  8.06      3,846       5.96      1.25 - 1.80  -21.80 - -21.37
   2007................   505     8.97 - 10.25      5,623       5.59      1.25 - 1.80    2.17 -   2.74
   2006................   676     8.78 -  9.98      7,411       5.78      1.25 - 1.80   13.58 -  14.21

   Federated Fund for U.S. Government Securities II
   2010................ 1,209    14.29 - 15.72     18,677       4.91      1.25 - 1.80    3.29 -   3.86
   2009................ 1,604    13.83 - 15.14     23,714       5.12      1.25 - 1.80    3.33 -   3.90
   2008................ 1,973    13.39 - 14.57     28,120       5.20      1.25 - 1.80    2.42 -   2.98
   2007................ 2,265    13.07 - 14.15     31,456       3.97      1.25 - 1.80    4.38 -   4.96
   2006................ 2,044    12.52 - 13.48     27,755       4.43      1.25 - 1.80    2.29 -   2.85

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                        AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                              ----------------------------------- ------------------------------------------
                                       ACCUMULATION
                              UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                              (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                              ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Federated
  Insurance Series
  Sub-Accounts
  (continued):
   Federated High Income Bond Fund II
   2010......................   863   $16.27 - 16.71    $15,032        8.37%    1.25 - 1.80%  12.68 -  13.31%
   2009...................... 1,055    14.44 - 14.75     16,181       11.42     1.25 - 1.80   50.13 -  50.95
   2008...................... 1,267     9.62 -  9.77     12,902       10.66     1.25 - 1.80  -27.32 - -26.91
   2007...................... 1,600    13.23 - 13.37     22,372        8.36     1.25 - 1.80    1.57 -   2.14
   2006...................... 1,914    13.03 - 13.09     26,267        8.51     1.25 - 1.80    8.83 -   9.43

Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts:
   VIP Asset Manager
   2010......................   490     11.83 -14.66      7,635        1.61      1.25 -1.80   12.23 -  12.85
   2009......................   555    10.54 - 12.99      7,755        2.19     1.25 - 1.80   26.81 -  27.51
   2008......................   685     8.31 - 10.19      7,527        2.54     1.25 - 1.80  -29.99 - -29.60
   2007......................   830    11.87 - 14.47     13,085        5.98     1.25 - 1.80   13.43 -  14.06
   2006...................... 1,018    10.47 - 12.69     14,251        2.88     1.25 - 1.80    5.41 -   5.99

   VIP Contrafund
   2010...................... 2,778    12.98 - 18.97     47,794        1.16     1.25 - 1.80   15.13 -  15.76
   2009...................... 3,178    11.28 - 16.39     47,725        1.32     1.25 - 1.80   33.29 -  34.02
   2008...................... 3,535     8.46 - 12.23     40,235        0.93     1.25 - 1.80  -43.54 - -43.23
   2007...................... 4,241    14.99 - 21.54     86,547        0.88     1.25 - 1.80   15.48 -  16.12
   2006...................... 5,056    12.98 - 18.55     90,482        1.28     1.25 - 1.80    9.73 -  10.33

   VIP Equity-Income
   2010...................... 1,360    11.75 - 13.70     22,816        1.66     1.25 - 1.80   13.10 -  13.72
   2009...................... 1,664    10.39 - 12.04     24,584        2.09     1.25 - 1.80   27.89 -  28.59
   2008...................... 1,976     8.12 -  9.37     22,743        2.22     1.25 - 1.80  -43.68 - -43.37
   2007...................... 2,639    14.43 - 16.54     53,256        1.68     1.25 - 1.80   -0.29 -   0.26
   2006...................... 3,284    14.47 - 16.50     66,863        3.26     1.25 - 1.80   18.06 -  18.70

   VIP Growth
   2010...................... 1,700     6.69 - 11.69     18,844        0.25     1.25 - 1.80   21.96 -  22.63
   2009...................... 2,027     5.49 -  9.53     18,478        0.41     1.25 - 1.80   26.00 -  26.69
   2008...................... 2,282     4.36 -  7.52     17,121        0.78     1.25 - 1.80  -48.11 - -47.83
   2007...................... 2,650     8.39 - 14.42     38,988        0.84     1.25 - 1.80   24.69 -  25.38
   2006...................... 3,053     6.73 - 11.50     37,182        0.41     1.25 - 1.80    4.95 -   5.53

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund
  Sub-Accounts
  (continued):
   VIP Index 500
   2010..................... 2,712   $ 8.60 - 12.18    $28,502       1.81%     1.25 - 1.80%  12.97 -  13.60%
   2009..................... 3,134     7.61 - 10.72     29,106       2.33      1.25 - 1.80   24.35 -  25.03
   2008..................... 3,671     6.12 -  8.57     27,557       1.97      1.25 - 1.80  -38.12 - -37.78
   2007..................... 4,599     9.90 - 13.78     56,360       3.62      1.25 - 1.80    3.55 -   4.12
   2006..................... 5,382     9.56 - 13.23     64,225       1.77      1.25 - 1.80   13.67 -  14.30

   VIP Money Market
   2010..................... 2,672    10.95 - 12.51     32,420       0.18      1.25 - 1.80   -1.55 -  -1.00
   2009..................... 3,577    11.12 - 12.64     44,205       0.76      1.25 - 1.80   -1.08 -  -0.53
   2008..................... 4,923    11.24 - 12.70     61,459       3.04      1.25 - 1.80    1.19 -   1.75
   2007..................... 3,775    11.11 - 12.49     46,880       4.95      1.25 - 1.80    3.33 -   3.91
   2006..................... 3,845    10.75 - 12.02     45,939       4.76      1.25 - 1.80    3.02 -   3.58

   VIP Overseas
   2010..................... 1,003     9.58 - 14.16     12,482       1.27      1.25 - 1.80   11.10 -  11.71
   2009..................... 1,192     8.62 - 12.67     13,467       2.00      1.25 - 1.80   24.27 -  24.96
   2008..................... 1,326     6.94 - 10.14     12,213       2.55      1.25 - 1.80  -44.81 - -44.50
   2007..................... 1,474    12.57 - 18.27     25,100       3.33      1.25 - 1.80   15.21 -  15.85
   2006..................... 1,693    10.91 - 15.77     25,209       0.86      1.25 - 1.80   15.98 -  16.62

Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts:
   VIP Asset Manager (Service Class 2)
   2010.....................   369    11.64 - 12.58      4,572       1.39      1.35 - 2.45   11.17 -  12.43
   2009.....................   411    10.47 - 11.19      4,536       2.03      1.35 - 2.45   25.61 -  27.02
   2008.....................   482     8.34 -  8.81      4,201       2.47      1.35 - 2.45  -30.65 - -29.87
   2007.....................   541    12.02 - 12.56      6,731       5.68      1.35 - 2.45   12.34 -  13.61
   2006.....................   566    10.70 - 11.06      6,207       2.34      1.35 - 2.45    4.52 -   5.69

   VIP Contrafund (Service Class 2)
   2010..................... 1,896    13.59 - 14.53     27,156       0.95      1.35 - 2.30   14.24 -  15.35
   2009..................... 2,144    11.90 - 12.60     26,679       1.08      1.35 - 2.30   32.35 -  33.64
   2008..................... 2,526     8.99 -  9.43     23,562       0.76      1.35 - 2.30  -44.01 - -43.47
   2007..................... 2,858    16.05 - 16.67     47,225       0.73      1.35 - 2.30   14.59 -  15.71
   2006..................... 3,163    14.01 - 14.41     45,256       1.07      1.35 - 2.30    8.88 -   9.93

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Equity-Income (Service Class 2)
   2010..................... 2,067   $10.12 - 10.93    $22,367       1.54%     1.35 - 2.45%  12.10 -  13.37%
   2009..................... 2,331     9.03 -  9.65     22,298       1.91      1.35 - 2.45    26.70 - 28.13
   2008..................... 2,717     7.12 -  7.53     20,324       2.17      1.35 - 2.45  -44.22 - -43.59
   2007..................... 3,047    12.77 - 13.34     40,490       1.58      1.35 - 2.45   -1.22 -  -0.10
   2006..................... 3,348    12.93 - 13.66     44,632       2.91      1.35 - 2.45   17.00 -  18.31

   VIP Growth (Service Class 2)
   2010..................... 1,008    10.06 - 10.75     11,957       0.03      1.35 - 2.30   21.02 -  22.19
   2009..................... 1,176     8.31 -  8.80     11,501       0.19      1.35 - 2.30   25.02 -  26.24
   2008..................... 1,305     6.65 -  6.97     10,105       0.57      1.35 - 2.30  -48.52 - -48.02
   2007..................... 1,462    12.91 - 13.41     21,854       0.39      1.35 - 2.30   23.73 -  24.94
   2006..................... 1,587    10.44 - 13.87     19,082       0.16      1.35 - 2.30    4.13 -   5.14

   VIP Index 500 (Service Class 2)
   2010..................... 2,588    10.63 - 11.37     28,990       1.62      1.35 - 2.30   12.09 -  13.18
   2009..................... 2,960     9.48 - 10.04     29,365       2.19      1.35 - 2.30   23.40 -  24.60
   2008..................... 3,369     7.69 -  8.06     26,884       1.91      1.35 - 2.30  -38.61 - -38.01
   2007..................... 3,610    12.52 - 13.00     46,550       3.22      1.35 - 2.30    2.75 -   3.75
   2006..................... 3,969    12.18 - 12.53     49,418       1.34      1.35 - 2.30   12.79 -  13.88

   VIP Investment Grade Bond (Service Class 2)
   2010..................... 3,031    11.66 - 12.47     38,590       3.22      1.35 - 2.30    5.07 -   6.10
   2009..................... 3,380    11.10 - 11.75     40,732       8.34      1.35 - 2.30   12.81 -  13.91
   2008..................... 3,789     9.84 - 10.32     40,204       4.58      1.35 - 2.30   -5.68 -  -4.76
   2007..................... 4,894    10.43 - 10.83     54,745       3.95      1.35 - 2.30    1.68 -   2.67
   2006..................... 4,751    10.26 - 10.55     52,012       3.47      1.35 - 2.30    1.75 -   2.73

   VIP Money Market (Service Class 2)
   2010..................... 3,615    10.02 - 10.71     38,157       0.01      1.35 - 2.30   -2.23 -  -1.28
   2009..................... 4,575    10.25 - 10.85     49,017       0.50      1.35 - 2.30   -1.84 -  -0.88
   2008..................... 5,383    10.36 - 10.95     58,300       2.77      1.35 - 2.45    0.25 -   1.38
   2007..................... 5,221    10.33 - 10.80     55,847       4.94      1.35 - 2.45    2.37 -   3.53
   2006..................... 5,497    10.09 - 10.43     56,927       4.84      1.35 - 2.45    2.07 -   3.21

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- ------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                             ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Fidelity
  Variable Insurance
  Products Fund (Service
  Class 2) Sub-Accounts
  (continued):
   VIP Overseas (Service Class 2)
   2010..................... 1,860   $12.18 - 13.17    $24,371       1.05%     1.35 - 2.45%  10.07 -  11.31%
   2009..................... 2,212    11.07 - 11.83     26,123       1.77      1.35 - 2.45   23.13 -  24.52
   2008..................... 2,521     8.99 -  9.50     23,963       2.39      1.35 - 2.45  -45.34 - -44.72
   2007..................... 2,661    16.45 - 17.18     45,858       2.99      1.35 - 2.45   14.17 -  15.46
   2006..................... 2,713    14.41 - 14.88     40,588       0.50      1.35 - 2.45   14.90 -  16.19

Investments in the Goldman
  Sachs Variable Insurance
  Trust Sub-Accounts:
   VIT Strategic International Equity
   2010.....................   183    10.04 - 10.26      1,866       1.32      1.40 - 1.60    8.61 -   8.83
   2009.....................   236     9.24 -  9.43      2,217       1.80      1.40 - 1.60   26.64 -  26.90
   2008.....................   257     7.30 -  7.43      1,897       2.39      1.40 - 1.60  -46.33 - -46.23
   2007.....................   378    13.60 - 13.82      5,196       1.30      1.40 - 1.60    5.21 -   5.42
   2006.....................   425    12.92 - 13.11      5,542       1.58      1.40 - 1.60   20.17 -  20.41

   VIT Structured Small Cap Equity Fund
   2010.....................   101    17.11 - 17.50      1,758       0.50      1.40 - 1.60   28.06 -  28.31
   2009.....................   127    13.36 - 13.64      1,725       1.12      1.40 - 1.60   25.65 -  25.90
   2008.....................   135    10.64 - 10.83      1,456       0.61      1.40 - 1.60  -34.89 - -34.76
   2007.....................   175    16.34 - 16.61      2,885       0.35      1.40 - 1.60  -18.04 - -17.88
   2006.....................   206    19.93 - 20.22      4,138       0.63      1.40 - 1.60   10.49 -  10.71

Investments in the Invesco
  Investment Service
  Sub-Accounts:
   Invesco V.I. Basic Value (a)
   2010..................... 1,041     8.85 -  9.35      9,554       0.56      1.25 - 2.05    5.15 -   6.02
   2009..................... 1,285     8.42 -  8.82     11,154       1.58      1.25 - 2.05   44.97 -  46.16
   2008..................... 1,524     5.81 -  6.03      9,082       0.84      1.25 - 2.05  -52.76 - -52.37
   2007..................... 1,809    12.29 - 12.67     22,698       0.57      1.25 - 2.05   -0.55 -   0.28
   2006..................... 2,150    12.36 - 12.63     26,968       0.39      1.25 - 2.05   10.89 -  11.80

--------
(a)Previously known as AIM V. I. Basic Value

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Sub-Accounts
  (continued):
   Invesco V.I. Capital Appreciation (b)
   2010....................    60   $ 8.55 -  8.80    $   520        0.69%    1.35 - 2.05%  13.12 -  13.93%
   2009....................    71     7.55 -  7.73        541        0.61     1.35 - 2.05   18.60 -  19.44
   2008....................    76     6.37 -  6.47        490        0.00     1.35 - 2.05  -43.67 - -43.27
   2007....................    79    11.31 - 11.40        900        0.00     1.35 - 2.05    9.71 -  10.49
   2006 (z)................    96    10.31 - 10.32        993        0.12     1.35 - 2.05    3.08 -   3.19

   Invesco Van Kampen V.I. High Yield (c)
   2010....................   235    13.93 - 15.04      3,288       10.55     1.35 - 2.15    9.70 -  10.60
   2009....................   313    12.70 - 13.60      3,962        8.82     1.35 - 2.15   39.03 -  40.16
   2008....................   402     9.14 -  9.70      3,622        9.63     1.35 - 2.15  -24.52 - -23.90
   2007....................   498    12.10 - 12.75      5,911        8.62     1.35 - 2.15    1.76 -   2.60
   2006....................   563    11.89 - 12.43      6,518        7.66     1.35 - 2.15    6.29 -   7.16

   Invesco Van Kampen V.I. Mid Cap Value (d)
   2010.................... 1,349    14.44 - 15.36     21,827        0.92     1.25 - 2.15   19.62 -  20.72
   2009.................... 1,670    12.07 - 12.72     22,531        1.20     1.25 - 2.15   36.21 -  37.48
   2008.................... 2,015     8.86 -  9.25     19,856        0.86     1.25 - 2.15  -42.55 - -42.02
   2007.................... 2,600    15.43 - 15.96     44,378        0.68     1.25 - 2.15    5.51 -   6.50
   2006.................... 3,168    14.62 - 14.98     50,764        0.27     1.25 - 2.15   18.11 -  19.20

Investments in the Invesco
  Investment Service
  Series II Sub-Accounts:
   Invesco V.I. Basic Value II (e)
   2010....................   696     8.50 -  9.08      6,238        0.34     1.35 - 2.30    4.49 -   5.50
   2009....................   772     8.13 -  8.61      6,571        1.12     1.35 - 2.30   44.34 -  45.74
   2008....................   940     5.63 -  5.91      5,501        0.49     1.35 - 2.30  -53.01 - -52.55
   2007....................   949    11.99 - 12.45     11,713        0.31     1.35 - 2.30   -0.98 - - 0.01
   2006.................... 1,139    12.11 - 12.45     14,094        0.14     1.35 - 2.30   10.35 -  11.42

--------
(b)Previously known AIM V. I. Capital Appreciation
(c)Previously known as Van Kampen UIF High Yield
(d)Previously known as Van Kampen UIF U.S. Mid Cap Value
(e)Previously known as AIM V. I. Basic Value II
(z)For the period beginning November 3, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Series II Sub-Accounts
  (continued):
   Invesco V.I. Capital Appreciation II (f)
   2010....................   176   $ 9.12 -  9.75    $ 1,688       0.48%     1.35 - 2.30%  12.56 -  13.65%
   2009....................   210     8.10 -  8.58      1,781       0.25      1.35 - 2.30   17.94 -  19.09
   2008....................   244     6.87 -  7.20      1,737       0.00      1.35 - 2.30  -43.95 - -43.40
   2007....................   278    12.25 - 12.73      3,503       0.00      1.35 - 2.30    9.15 -  10.22
   2006....................   307    11.23 - 11.55      3,521       0.00      1.35 - 2.30    3.63 -   4.63

   Invesco V.I. Core Equity II (g)
   2010....................   463    10.27 - 10.75      4,933       0.77      1.35 - 2.30    6.74 -   7.77
   2009....................   522     9.62 -  9.97      5,166       1.48      1.35 - 2.30   25.04 -  26.25
   2008....................   613     7.70 -  7.90      4,820       1.80      1.35 - 2.30  -31.93 - -31.26
   2007....................   688    11.31 - 11.49      7,875       1.01      1.35 - 2.30    5.38 -   6.41
   2006 (aa)...............   658    10.73 - 10.80      7,099       1.00      1.35 - 2.30    7.30 -   8.00

Investments in the Invesco
  Investment Service
  Series II Sub-Accounts :
   Invesco V.I. Mid Cap Core Equity II (h)
   2010....................   799    12.99 - 13.88     10,939       0.32      1.35 - 2.30   11.16 -  12.24
   2009....................   864    11.68 - 12.37     10,558       0.96      1.35 - 2.30   26.87 -  28.10
   2008.................... 1,027     9.21 -  9.66      9,812       1.20      1.35 - 2.30  -30.32 - -29.64
   2007.................... 1,244    13.22 - 13.73     16,928       0.05      1.35 - 2.30    6.76 -   7.80
   2006.................... 1,324    12.38 - 12.73     16,754       0.84      1.35 - 2.30    8.44 -   9.49

   Invesco Van Kampen V.I. Government II (i)
   2010....................   797    10.79 - 11.49      9,023       0.21      1.35 - 2.25    2.53 -   3.47
   2009....................   809    10.49 - 11.11      8,877       5.94      1.35 - 2.30   -1.46 -  -0.50
   2008.................... 1,048    10.64 - 11.16     11,594       3.72      1.35 - 2.30   -0.82 -   0.14
   2007....................   870    10.73 - 11.15      9,610       4.41      1.35 - 2.30    4.54 -   5.56
   2006....................   866    10.27 - 10.56      9,080       4.06      1.35 - 2.30    0.74 -   1.72

--------
(f)Previously known as AIM V. I. Capital Appreciation II
(g)Previously known as AIM V. I. Core Equity II
(h)Previously known as AIM V. I. Mid Cap Core Equity II
(i)Previously known as LIT Government (Class II)
(aa)For the period beginning May 1, 2006 and ended December 31, 2006

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Invesco
  Investment Service
  Series II Sub-Accounts
  (continued):
   Invesco Van Kampen V.I. Growth and Income II (j)
   2010.................... 2,874   $11.77 - 13.25    $36,316       0.10%     1.25 - 2.30%   9.61 -  10.80%
   2009.................... 3,408    10.73 - 11.96     38,998       3.34      1.25 - 2.30   21.25 -  22.57
   2008.................... 3,915     8.85 -  9.76     36,667       1.92      1.25 - 2.30  -33.77 - -33.05
   2007.................... 4,911    13.37 - 14.58     68,980       1.46      1.25 - 2.30    0.15 -   1.24
   2006.................... 5,569    13.35 - 14.40     77,589       0.94      1.25 - 2.30   13.31 -  14.54

   Invesco Van Kampen V.I. Mid Cap Growth II (k)
   2010....................   568    13.90 - 15.01      8,353       0.00      1.25 - 2.30   24.35 -  25.69
   2009....................   614    11.17 - 11.95      7,211       0.00      1.25 - 2.30   52.78 -  54.43
   2008....................   613     7.31 -  7.73      4,677       0.00      1.25 - 2.30  -48.06 - -47.50
   2007....................   704    14.08 - 14.73     10,249       0.00      1.25 - 2.30   14.88 -  16.13
   2006....................   847    12.26 - 12.69     10,652       0.00      1.25 - 2.30    2.52 -   3.62

Investments in the
  J.P. Morgan Series
  Trust II Sub-Accounts:
   JPMorgan IT Small Cap Core Portfolio
   2010....................   110    15.43 - 15.78      1,720       0.00      1.40 - 1.60   25.11 -  25.36
   2009 (u)(w).............   141    12.33 - 12.59      1,769       0.44      1.40 - 1.60   29.13 -  29.31

   Small Company
   2009 (u)(v).............    --      N/A - N/A           --       0.95      1.40 - 1.60   -6.58 -  -6.53
   2008....................   170    10.22 - 10.41      1,762       0.21      1.40 - 1.60  -33.07 - -32.93
   2007....................   228    15.27 - 15.52      3,525       0.01      1.40 - 1.60   -7.18 -  -6.99
   2006....................   264    16.45 - 16.69      4,395       0.00      1.40 - 1.60   13.19 -  13.41

--------
(j)Previously known as LIT Growth and Income (Class II)
(k)Previously known as LIT Mid Cap Growth (Class II)
(u)On April 24, 2009, JP Morgan Small company merged into JPMorgan IT Small Cap Core Portfolio
(v)For the period beginning January 1, 2009 and ended April 24, 2009
(w)For the period beginning April 25, 2009 and ended December 31, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series
  Sub-Accounts:
   Balanced
   2010.................. 1,473   $13.45 - 20.87    $30,164       2.72%     1.25 - 1.80%   6.45 -   7.04%
   2009.................. 1,747    12.64 - 19.49     33,433       2.90      1.25 - 1.80   23.64 -  24.32
   2008.................. 2,015    10.22 - 15.68     31,673       2.61      1.25 - 1.80  -17.34 - -16.88
   2007.................. 2,514    12.36 - 18.86     48,451       2.51      1.25 - 1.80    8.55 -   9.16
   2006.................. 3,149    11.39 - 17.28     56,236       2.05      1.25 - 1.80    8.75 -   9.35

   Enterprise
   2010.................. 1,255     6.32 - 18.45     19,901       0.06      1.25 - 1.80   23.61 -  24.29
   2009.................. 1,430     5.11 - 14.85     18,387       0.00      1.25 - 1.80   42.24 -  43.03
   2008.................. 1,599     3.59 - 10.38     14,801       0.26      1.25 - 1.80  -44.73 - -44.42
   2007.................. 1,821     6.50 - 18.68     30,610       0.22      1.25 - 1.80   19.85 -  20.52
   2006.................. 1,861     5.42 - 15.50     27,114       0.00      1.25 - 1.80   11.59 -  12.20

   Flexible Bond
   2010..................   834    16.87 - 18.50     15,360       3.87      1.25 - 1.80    6.05 -   6.63
   2009..................   961    15.91 - 17.35     16,680       4.36      1.25 - 1.80   11.20 -  11.81
   2008.................. 1,076    14.31 - 15.51     16,770       4.31      1.25 - 1.80    4.13 -   4.71
   2007.................. 1,274    13.74 - 14.82     19,089       4.67      1.25 - 1.80    5.12 -   5.70
   2006.................. 1,351    13.07 - 14.02     19,349       4.63      1.25 - 1.80    2.36 -   2.93

   Forty Portfolio
   2010..................   275    14.77 - 15.49      4,205       0.32      1.35 - 2.05    4.56 -   5.31
   2009..................   346    14.12 - 14.71      5,046       0.04      1.35 - 2.05   43.34 -  44.36
   2008..................   414     9.85 - 10.19      4,181       0.15      1.35 - 2.05  -45.30 - -44.91
   2007..................   397    18.01 - 18.49      7,296       0.31      1.35 - 2.05   34.17 -  35.13
   2006..................   517    13.43 - 13.68      7,041       0.34      1.35 - 2.05    7.11 -   7.87

   Janus Portfolio
   2010.................. 1,098     6.66 - 12.03     14,666       1.04      1.25 - 1.80   12.48 -  13.10
   2009.................. 1,315     5.92 - 10.64     15,584       0.51      1.25 - 1.80   33.92 -  34.66
   2008.................. 1,561     4.42 -  7.90     13,798       0.75      1.25 - 1.80  -40.80 - -40.47
   2007.................. 1,833     7.47 - 13.27     27,377       0.70      1.25 - 1.80   13.03 -  32.70
   2006.................. 2,279     6.61 - 11.68     30,124       0.46      1.25 - 1.80    9.40 -  10.00

   Worldwide
   2010.................. 1,143     6.22 - 11.59     14,988       0.57      1.25 - 1.80   13.77 -  14.40
   2009.................. 1,540     5.46 - 10.13     16,733       1.33      1.25 - 1.80   35.24 -  35.99
   2008.................. 1,562     4.04 -  7.45     13,547       1.16      1.25 - 1.80  -45.65 - -45.35
   2007.................. 1,912     7.43 - 13.63     30,456       0.75      1.25 - 1.80    7.66 -   8.26
   2006.................. 2,394     6.90 - 12.59     35,678       1.67      1.25 - 1.80   16.10 -  16.74

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                    AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                          ----------------------------------- ------------------------------------------
                                   ACCUMULATION
                          UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                          (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                          ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Balanced (Service Shares)
   2010..................   656   $13.69 - 14.63    $ 9,453       2.43%     1.35 - 2.30%   5.63 -   6.66%
   2009..................   743    12.96 - 13.72     10,073       2.67      1.35 - 2.30   22.70 -  23.89
   2008..................   748    10.56 - 11.07      8,198       2.38      1.35 - 2.30  -17.99 - -17.19
   2007..................   928    12.88 - 13.37     12,314       2.30      1.35 - 2.30    7.74 -   8.79
   2006.................. 1,013    11.95 - 12.29     12,371       2.16      1.35 - 2.30    7.88 -   8.93

   Foreign Stock (Service Shares)
   2008 (ab)(ac).........    --     N/A - N/A            --       0.00         - - -        N/A - N/A
   2007..................   952    15.52 - 17.06     15,852       1.50      1.25 - 2.30   15.52 -  16.78
   2006..................   947    13.43 - 14.60     13,592       1.60      1.25 - 2.30   15.35 -  16.60

   Forty Portfolio (Service Shares)
   2010..................   383    14.39 - 15.39      5,805       0.21      1.35 - 2.30    4.03 -   5.04
   2009..................   449    13.84 - 14.65      6,489       0.01      1.35 - 2.30   42.66 -  44.04
   2008..................   515     9.70 - 10.17      5,182       0.01      1.35 - 2.30  -45.59 - -45.06
   2007..................   500    17.83 - 18.51      9,180       0.18      1.35 - 2.30   33.48 -  34.78
   2006..................   454    13.35 - 13.74      6,207       0.17      1.35 - 2.30    6.61 -   7.65

   INTECH Risk-Managed Core Portfolio (Service Shares)
   2010 (l)..............    --     N/A - N/A            --       1.69      1.35 - 2.70    9.04 -   9.53
   2009..................   313    10.19 - 10.79      3,331       1.04      1.35 - 2.30   19.74 -  20.90
   2008..................   382     8.51 -  8.93      3,374       0.66      1.35 - 2.30  -37.71 - -37.10
   2007..................   442    13.67 - 14.19      6,217       0.47      1.35 - 2.30    3.68 -   4.69
   2006..................   513    13.18 - 13.56      6,913       0.13      1.35 - 2.30    8.23 -   9.28

   Overseas (Service Shares)
   2010..................   835    14.41 - 16.36     13,169       0.52      1.25 - 2.30   22.15 -  23.47
   2009..................   855    11.80 - 13.25     10,993       0.40      1.25 - 2.30   74.95 -  76.85
   2008 (ab)(ad).........   783     6.75 -  7.49      5,721       5.17      1.25 - 2.30    0.00 -   0.00

   Perkins Mid Cap Value Portfolio (Service Shares)
   2010.................. 1,086    14.61 - 15.62     16,718       0.47      1.35 - 2.30   12.71 -  13.81
   2009.................. 1,254    12.97 - 13.73     17,006       0.32      1.35 - 2.30   29.86 -  31.13
   2008.................. 1,516     9.98 - 10.47     15,708       0.40      1.35 - 2.30  -29.56 - -28.87
   2007.................. 1,769    14.17 - 14.72     25,818       3.18      1.35 - 2.30    4.69 -   5.72
   2006.................. 1,864    13.54 - 13.92     25,797       2.94      1.35 - 2.30   12.43 -  13.52

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(ab)On April 30, 2008 Foreign Stock (Service Shares) merged into International Growth (Service Shares)
(ac)For the period beginning January 1, 2008 and ended April 29, 2008
(ad)For the period beginning April 30, 2008 and ended December 31, 2008

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Janus
  Aspen Series (Service
  Shares) Sub-Accounts:
   Perkins Small Company Value Portfolio (Service Shares)
   2009 (y)...............   --       N/A - N/A      $    --       0.32%     1.35 - 2.70%  -5.66 -  -5.22%
   2008...................  510    $ 7.45 -  7.72      3,908       0.00      1.35 - 2.30  -37.39 - -36.78
   2007...................  574     11.91 - 12.22      6,978       1.13      1.35 - 2.30   -8.28 -  -7.39
   2006...................  552     12.98 - 13.19      7,256       0.00      1.35 - 2.30   20.23 -  29.82

   Worldwide (Service Shares)
   2010...................  136      9.14 -  9.77      1,383       0.47       1.35 -2.05   13.15 -  13.96
   2009...................  171      8.07 -  8.57      1,528       1.23       1.35 -2.05   34.59 -  35.55
   2008...................  196      6.00 -  6.32      1,296       0.95       1.35 -2.05  -45.94 - -45.55
   2007...................  267     11.10 - 11.61      3,265       0.57       1.35 -2.05    7.11 -   7.88
   2006...................  279     10.36 - 10.76      3,141       1.56       1.35 -2.05   15.53 -  16.35

Investments in the Lazard
  Retirement Series, Inc.
  Sub-Accounts:
   Emerging Markets Equity
   2010...................  197     42.10 - 45.00      8,024       1.10       1.35 -2.05   20.18 -  21.04
   2009...................  240     35.03 - 37.18      8,038       2.73       1.35 -2.05   66.37 -  67.56
   2008...................  278     21.05 - 22.19      5,559       2.13       1.35 -2.05  -49.78 - -49.42
   2007...................  351     41.92 - 43.87     13,887       1.13       1.35 -2.05   30.56 -  31.50
   2006...................  416     32.11 - 33.36     12,546       0.49       1.35 -2.05   27.29 -  28.20

   International Equity
   2010...................   91     10.47 - 10.70        967       1.13       1.40 -1.60    5.03 -   5.24
   2009...................  127      9.97 - 10.17      1,285       2.44       1.40 -1.60   19.53 -  19.77
   2008...................  156      8.34 -  8.49      1,317       1.09       1.40 -1.60  -38.02 - -37.89
   2007...................  207     13.45 - 13.67      2,812       2.46       1.40 -1.60    9.02 -   9.24
   2006...................  231     12.34 - 12.52      2,871       1.05       1.40 -1.60   20.59 -  20.83

--------
(y)For the period beginning January 1, 2009 and ended April 30, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- ------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                           ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the Legg
  Mason Partners Variable
  Income Trust
  Sub-Accounts:
   Legg Mason ClearBridge Variable Fundamental All Cap Value Portfolio I (m)
   2010...................   653   $ 8.43 -  8.73    $ 5,670       1.50%     1.35 - 2.30%  13.92 -  15.03%
   2009...................   839     7.40 -  7.59      6,340       1.25       1.35 -2.30   26.38 -  27.61
   2008...................   968     5.85 -  5.95      5,745       1.61       1.35 -2.30  -38.04 - -37.43
   2007 (ae)(af)(ag)...... 1,198     9.45 -  9.51     11,379       2.53       1.35 -2.30   -5.54 -  -4.91

   Legg Mason Western Asset Variable Global High Yield Bond Portfolio II
   2010................... 1,316    13.10 - 14.01     18,175       7.58       1.35 -2.30   12.06 -  13.15
   2009................... 1,550    11.69 - 12.38     18,964       8.90       1.35 -2.30   51.29 -  52.76
   2008................... 2,077     7.73 -  8.10     16,664       9.73       1.35 -2.30  -32.48 - -31.82
   2007................... 2,484    11.44 - 11.89     29,280       6.79       1.35 -2.30   -2.63 -  -1.68
   2006................... 2,617    11.75 - 12.09     31,430       6.63       1.35 -2.30    7.81 -   8.86

Investments in the Legg
  Mason Partners Variable
  Portfolios I, Inc
  Sub-Accounts:
   Legg Mason ClearBridge Variable Large Cap Value Portfolio I (n)
   2010...................   705     7.92 - 11.67      7,515       2.78      1.25 - 2.30    6.95 -   8.11
   2009...................   871     7.41 - 10.80      8,627       1.74      1.25 - 2.30   21.64 -  22.95
   2008................... 1,070     6.09 -  8.78      8,643       1.22      1.25 - 2.30  -37.11 - -36.42
   2007 (ag)(ah).......... 1,326     9.68 - 13.81     16,942       1.31      1.25 - 2.30   -3.15 -   2.60
   2006................... 1,169    13.13 - 13.46     15,626       1.60      1.25 - 2.15   15.72 -  16.79

--------
(m)Previously known as Legg Mason ClearBridge Variable Fundamental Value Portfolio I
(n)Previously known as Legg Mason ClearBridge Variable Investors Portfolio I
(ae)On April 27, 2007 Legg Mason Variable All Cap Portfolio I merged into Legg Mason Variable Fundamental Value
(af)On April 27, 2007 Legg Mason Variable All Cap Portfolio II merged into Legg Mason Variable Fundamental Value
(ag)For the period beginning May 1, 2007 and ended December 31, 2007
(ah)On April 27, 2007 Legg Mason Variable Investors Portfolio II merged into Legg Mason Variable Investors Portfolio I

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  Sub-Accounts:
   MFS Growth
   2010....................   389   $ 6.26 - 13.21    $ 3,761       0.12%     1.25 - 1.80%  13.28 -  13.91%
   2009....................   469     5.53 - 11.59      3,974       0.32      1.25 - 1.80   35.22 -  35.97
   2008....................   684     4.09 -  8.53      4,088       0.23      1.25 - 1.80  -38.54 - -38.20
   2007....................   626     6.65 - 13.80      6,462       0.00      1.25 - 1.80   19.00 -  19.66
   2006....................   735     5.59 - 11.53      6,444       0.00      1.25 - 1.80    5.97 -   6.56

   MFS Investors Trust
   2010....................   245     9.37 - 11.70      2,564       1.35      1.25 - 1.80    9.12 -   9.72
   2009....................   427     8.59 - 10.67      4,031       1.54      1.25 - 1.80   24.63 -  25.32
   2008....................   442     6.89 -  8.51      3,373       0.84      1.25 - 1.80  -34.28 - -33.91
   2007....................   420    10.49 - 12.88      4,942       0.86      1.25 - 1.80    8.33 -   8.93
   2006....................   518     9.68 - 11.82      5,677       0.50      1.25 - 1.80   10.98 -  11.59

   MFS New Discovery
   2010....................   603    11.42 - 25.32      9,188       0.00      1.25 - 1.80   33.91 -  34.65
   2009....................   698     8.53 - 18.81      7,906       0.00      1.25 - 1.80   60.27 -  61.16
   2008....................   740     5.32 - 11.67      5,318       0.00      1.25 - 1.80  -40.41 - -40.08
   2007....................   881     8.93 - 19.48     10,565       0.00      1.25 - 1.80    0.68 -   1.24
   2006....................   984     8.87 - 19.24     11,950       0.00      1.25 - 1.80   11.20 -  11.81

   MFS Research
   2010....................   167     8.29 - 12.59      1,849       0.89      1.25 - 1.80   13.83 -  14.46
   2009....................   199     7.28 - 11.00      1,944       1.36      1.25 - 1.80   28.22 -  28.92
   2008....................   221     5.68 -  8.53      1,682       0.58      1.25 - 1.80  -37.23 - -36.88
   2007....................   280     9.05 - 13.52      3,430       0.72      1.25 - 1.80   11.17 -  11.79
   2006....................   335     8.14 - 12.09      3,730       0.51      1.25 - 1.80    8.51 -   9.11

   MFS Total Return
   2010.................... 1,028    13.95 - 16.28     15,553       2.82      1.25 - 1.80    7.97 -   8.56
   2009.................... 1,226    12.92 - 15.00     17,211       3.70      1.25 - 1.80   15.92 -  16.56
   2008.................... 1,477    11.15 - 12.87     17,924       3.33      1.25 - 1.80  -23.52 - -23.10
   2007.................... 1,996    14.58 - 16.73     31,640       2.64      1.25 - 1.80    2.35 -   2.91
   2006.................... 2,240    14.24 - 16.26     34,778       2.36      1.25 - 1.80    9.90 -  10.51

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------

Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts:
   MFS High Income (Service Class)
   2010....................   546   $12.40 - 13.26    $ 7,139       7.17%     1.35 - 2.30%  11.77 -  12.85%
   2009....................   581    11.10 - 11.75      6,746       8.17      1.35 - 2.30   41.88 -  43.26
   2008....................   737     7.82 -  8.20      5,978       9.36      1.35 - 2.30  -30.30 - -29.63
   2007....................   894    11.22 - 11.66     10,323       7.27      1.35 - 2.30   -0.81 -   0.16
   2006....................   950    11.31 - 11.64     10,976       7.15      1.35 - 2.30    7.47 -   8.51

   MFS Investor Growth Stock (Service Class)
   2010....................   860    11.02 - 11.78      9,998       0.28      1.35 - 2.30    9.57 -  10.64
   2009....................   987    10.06 - 10.65     10,397       0.43      1.35 - 2.30   35.90 -  37.22
   2008.................... 1,240     7.40 -  7.76      9,535       0.30      1.35 - 2.30  -38.43 - -37.83
   2007.................... 1,336    12.02 - 12.48     16,551       0.09      1.35 - 2.30    8.46 -   9.52
   2006.................... 1,485    11.08 - 11.40     16,829       0.00      1.35 - 2.30    4.84 -   5.86

   MFS Investors Trust (Service Class)
   2010....................   162    11.58 - 12.38      1,978       1.00      1.35 - 2.30    8.33 -   9.38
   2009....................   187    10.69 - 11.32      2,087       1.28      1.35 - 2.30   23.65 -  24.85
   2008....................   195     8.65 -  9.07      1,744       0.58      1.35 - 2.30  -34.79 - -34.16
   2007....................   219    13.26 - 13.77      2,992       0.60      1.35 - 2.30    7.49 -   8.54
   2006....................   232    12.34 - 12.69      2,917       0.25      1.35 - 2.30   10.11 -  11.18

   MFS New Discovery (Service Class)
   2010....................   556    13.93 - 14.38      8,171       0.00      1.35 - 2.30   32.82 -  34.11
   2009....................   520    10.49 - 10.72      5,691       0.00      1.35 - 2.30   59.18 -  60.72
   2008....................   540     6.59 -  6.91      3,690       0.00      1.35 - 2.30  -40.91 - -40.34
   2007....................   632    11.15 - 11.18      7,247       0.00      1.35 - 2.30   -0.11 -   0.86
   2006....................   743    11.09 - 11.16      8,453       0.00      1.35 - 2.30   10.34 -  11.41

   MFS Total Return (Service Class)
   2010.................... 1,007    10.98 - 11.86     11,768       2.55      1.35 - 2.45    6.95 -   8.15
   2009.................... 1,144    10.26 - 10.97     12,380       3.24      1.35 - 2.45   14.84 -  16.14
   2008.................... 1,232     8.94 -  9.44     11,503       2.95      1.35 - 2.45  -24.23 - -23.37
   2007.................... 1,613    11.79 - 12.32     19,689       2.48      1.35 - 2.45    1.38 -   2.52
   2006.................... 1,774    11.63 - 12.02     21,178       2.16      1.35 - 2.45    8.90 -  10.12

   MFS Utilities (Service Class)
   2010....................   230    18.21 - 19.65      5,098       3.10      1.35 - 2.15   11.07 -  11.98
   2009....................   276    16.39 - 17.55      5,464       4.46      1.35 - 2.15   30.01 -  31.08
   2008....................   346    12.61 - 13.39      5,264       1.46      1.35 - 2.15  -39.15 - -38.65
   2007....................   419    20.72 - 21.82     10,357       0.84      1.35 - 2.15   24.80 -  25.83
   2006....................   448    16.60 - 17.34      8,829       1.66      1.35 - 2.15   28.15 -  29.20

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the MFS
  Variable Insurance Trust
  (Service Class)
  Sub-Accounts
  (continued):
   MFS Value (Service Class)
   2010....................   356   $12.22 - 13.02    $ 4,577       1.25%     1.35 - 2.25%   8.72 -   9.72%
   2009....................   381    11.21 - 11.87      4,469       1.18      1.35 - 2.30   19.64 -  20.80
   2008....................   485     9.37 -  9.83      4,726       1.12      1.35 - 2.30  -34.29 - -33.65
   2007....................   574    14.26 - 14.81      8,431       0.89      1.35 - 2.30    5.11 -   6.13
   2006....................   611    13.57 - 13.95      8,470       0.77      1.35 - 2.30   17.74 -  18.88

Investments in the
  Oppenheimer Variable
  Account Funds (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer Global Securities (SS)
   2010....................   770    13.42 - 14.34     10,861       1.25      1.35 - 2.30   13.04 -  14.14
   2009....................   956    11.87 - 12.57     11,849       1.85      1.35 - 2.30   36.15 -  37.47
   2008.................... 1,129     8.72 -  9.14     10,198       1.35      1.35 - 2.30  -41.71 - -41.14
   2007.................... 1,381    14.95 - 15.53     21,250       1.22      1.35 - 2.30    3.63 -   4.64
   2006.................... 1,510    14.43 - 14.84     22,253       0.77      1.35 - 2.30   14.67 -  15.78

   Oppenheimer Main Street Small Cap Fund (SS)
   2010.................... 2,222    12.64 - 15.81     31,769       0.41      1.25 - 2.30   20.23 -  21.53
   2009.................... 2,621    10.52 - 13.01     30,901       0.61      1.25 - 2.30   33.73 -  35.18
   2008.................... 3,084     7.86 -  9.62     26,979       0.28      1.25 - 2.30  -39.43 - -38.78
   2007.................... 3,684    12.98 - 15.72     52,951       0.18      1.25 - 2.30   -3.67 -  -2.62
   2006.................... 4,454    13.48 - 16.14     66,491       0.02      1.25 - 2.30   12.03 -  13.24

   Oppenheimer Small- & Mid-Cap Growth (SS) (o)
   2010....................   230     9.64 - 10.19      2,318       0.00      1.35 - 2.30   24.24 -  25.45
   2009....................   234     7.76 -  8.12      1,879       0.00      1.35 - 2.30   29.22 -  30.48
   2008....................   263     6.01 -  6.22      1,622       0.00      1.35 - 2.30  -50.38 - -49.90
   2007....................   284    12.11 - 12.42      3,503       0.00      1.35 - 2.30    3.59 -   4.60
   2006....................   311    11.69 - 11.88      3,675       0.00      1.35 - 2.30    1.32 -  16.87

--------
(o)Previously known as Oppenheimer MidCap Fund (SS)

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the
  Panorama Series Fund,
  Inc. (Service
  Shares ("SS"))
  Sub-Accounts:
   Oppenheimer International Growth (SS)
   2010....................   162   $14.63 - 15.80    $  2,560      0.97%     1.35 - 2.15%  12.15 -  13.07%
   2009....................   172    13.05 - 13.97       2,413      1.11      1.35 - 2.15   36.07 -  37.18
   2008....................   189     9.59 - 10.18       1,938      0.87      1.35 - 2.15  -44.30 - -43.84
   2007....................   242    17.22 - 18.13       4,419      0.73      1.35 - 2.15   10.55 -  11.46
   2006....................   252    15.57 - 16.27       4,129      0.34      1.35 - 2.15   26.48 -  27.51

Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   Foreign Bond (US Dollar-Hedged)
   2010.................... 1,623     12.21 -14.07      21,813      1.92       1.25 -2.30    6.00 -   7.15
   2009.................... 1,721     11.51 -13.13      21,708      3.21       1.25 -2.30   12.97 -  14.19
   2008.................... 1,902    10.19 - 11.50      21,137      3.28       1.25 -2.30   -4.63 -  -3.60
   2007.................... 2,351    10.69 - 11.93      27,086      3.35       1.25 -2.30    1.24 -   2.34
   2006.................... 2,578    10.56 - 11.66      29,149      3.36       1.25 -2.30   -0.15 -   0.92

   Money Market
   2010.................... 4,059     9.91 - 10.58      43,555      0.05       1.35 -2.30   -2.25 -  -1.30
   2009.................... 4,733     10.14 -10.71      51,559      0.12       1.35 -2.30   -2.19 -  -1.24
   2008.................... 4,746    10.37 - 10.87      52,390      2.24       1.35 -2.30   -0.10 -   0.87
   2007.................... 3,933    10.38 - 10.76      43,105      4.89       1.35 -2.30    2.46 -   3.46
   2006.................... 4,244    10.13 - 10.40      45,006      4.64       1.35 -2.30    2.22 -   3.21

   PIMCO Real Return
   2010.................... 2,174     12.37 -13.22      28,461      1.47       1.35 -2.30    5.62 -   6.65
   2009.................... 2,444     11.71 -12.40      30,072      2.90       1.35 -2.30   15.67 -  16.80
   2008.................... 2,966     10.12 -10.62      31,304      3.80       1.35 -2.30   -9.18 -  -8.30
   2007.................... 3,017     11.15 -11.58      34,809      4.70       1.35 -2.30    8.12 -   9.18
   2006.................... 3,237     10.31 -10.60      34,224      4.40       1.35 -2.30   -1.60 -  -0.65

   PIMCO Total Return
   2010.................... 6,864     13.12 -15.74     104,718      2.48       1.25 -2.45    5.47 -   6.77
   2009.................... 7,661     12.44 -14.74     110,332      5.26       1.25 -2.45   11.28 -  12.66
   2008.................... 7,860     11.18 -13.09     110,178      4.68       1.25 -2.45    2.25 -   3.52
   2007.................... 8,514     10.93 -12.64     106,014      4.75       1.25 -2.45    6.09 -   7.41
   2006.................... 9,414     10.31 -11.77     109,937      4.37       1.25 -2.45    1.32 -   2.57

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- ------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE         TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**       RETURN***
                            ------ ----------------- ---------- ------------- -----------  ---------------
Investments in the PIMCO
  Variable Insurance Trust
  Sub-Accounts:
   StocksPLUS(R) Growth and Income Portfolio
   2009 (x)................    --      N/A - N/A      $    --       9.68%     1.40 - 1.60%  -0.65 -  -0.54%
   2008....................   456   $ 6.79 -  6.91      3,130       7.34      1.40 - 1.60  -43.54 - -43.43
   2007....................   570    12.02 - 12.22      6,927       7.72      1.40 - 1.60    5.15 -   5.36
   2006....................   662    11.43 - 11.60      7,629       4.73      1.40 - 1.60   13.08 -  13.31

Investments in the Premier
  Variable Insurance Trust
  Sub-Accounts :
   NACM Small Cap Portfolio Class I
   2010 (l)................    --      N/A - N/A           --       0.12      1.25 - 2.15   15.73 -  16.07
   2009....................   789     9.34 -  9.47      8,777       0.05      1.25 - 2.05   13.21 -  14.14
   2008....................   926     8.19 -  8.36      9,152       0.00      1.25 - 2.05  -42.83 - -42.36
   2007.................... 1,070    14.20 - 14.63     18,573       0.00      1.25 - 2.05   -1.50 -  -0.68
   2006.................... 1,301    14.30 - 14.85     22,490       0.00      1.25 - 2.05   21.55 -  22.55

   OpCap Balanced
   2009 (v)................    --      N/A - N/A           --       7.24      1.25 - 2.70   -3.94 -  -3.49
   2008.................... 1,568     7.32 -  7.70     11,924       2.41      1.25 - 2.30  -32.76 - -32.04
   2007.................... 2,010    10.89 - 11.33     22,547       1.42      1.25 - 2.30   -6.65 -  -5.63
   2006.................... 2,336    11.67 - 12.01     27,851       0.82      1.25 - 2.30    8.26 -   9.43
   2005.................... 2,523    10.78 - 10.97     27,559       0.30      1.25 - 2.30    0.38 -   1.47

   OpCap Equity
   2009 (v)................    --      N/A - N/A           --       3.36      1.40 - 1.60   -3.76 - - 3.69
   2008....................   351     8.35 -  8.51      2,971       0.85      1.40 - 1.60  -39.79 - -39.67
   2007....................   462    13.87 - 14.10      6,481       0.64      1.40 - 1.60    2.45 -   2.65
   2006....................   522    13.54 - 13.74      7,140       0.45      1.40 - 1.60   13.46 -  13.68
   2005....................   594    11.93 - 12.08      7,152       0.41      1.40 - 1.60    5.35 -   5.56

--------
(l)For the period beginning January 1, 2010 and ended April 30, 2010
(x)For the period beginning January 1, 2009 and ended July 17, 2009
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                     AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                           ----------------------------------- -------------------------------------------
                                    ACCUMULATION
                           UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                           (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                           ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Putnam
  Variable Trust
  Sub-Accounts:
   VT High Yield
   2010...................  293    $16.86 - 18.02    $ 5,172        7.62%    1.35 - 2.05%   11.71 -  12.50%
   2009...................  355     15.09 - 16.02      5,575       10.08     1.35 - 2.05    47.11 -  48.16
   2008...................  456     10.26 - 10.81      4,838       10.44     1.35 - 2.05   -27.58 - -27.07
   2007...................  618     14.17 - 14.82      9,018        8.22     1.35 - 2.05     0.68 -   1.40
   2006...................  724     14.07 - 14.62     10,436        7.49     1.35 - 2.05     8.26 -   9.04

   VT International Value (p)
   2010...................  304     12.74 - 14.02      4,127        3.28     1.25 - 2.05     4.93 -   5.79
   2009...................  391     12.14 - 13.25      5,046        0.00     1.25 - 2.05    23.60 -  24.62
   2008...................  461      9.82 - 10.64      4,787        1.89     1.25 - 2.05   -47.13 - -46.69
   2007...................  745     18.58 - 19.95     14,550        1.81     1.25 - 2.05     4.80 -   5.67
   2006...................  731     17.73 - 18.88     13,571        0.99     1.25 - 2.05    24.62 -  25.65

Investments in the Ridge
  Worth Capital
  Management, Inc
  Sub-Accounts:
   RidgeWorth Large Cap Gowth Stock
   2009 (v)...............   --       N/A - N/A           --        1.06     1.25 - 1.80     1.62 -   1.79
   2008...................  193      5.86 -  6.52      1,204        0.26     1.25 - 1.80   -41.74 - -41.12
   2007...................  221     10.05 - 11.13      2,362        0.41     1.25 - 1.80    13.21 -  13.84
   2006...................  205      8.88 -  9.77      1,924        0.31     1.25 - 1.80     8.86 -   9.45
   2005...................  234      8.16 -  8.93      2,004        0.14     1.25 - 1.80    -2.66 -  -2.13

Investments in the Ridge
  Worth Capital
  Management, Inc Sub-
  Accounts:
   RidgeWorth Large Cap Value Equity Fund
   2009 (v)...............   --       N/A - N/A           --        2.29     1.25 - 1.80   -5.54 -   -5.37
   2008...................  196      8.78 - 10.44      1,806        2.09     1.25 - 1.80  -33.99 -  -33.62
   2007...................  261     13.23 - 15.81      3,632        1.74     1.25 - 1.80    1.70 -    2.26
   2006...................  426     12.94 - 15.55      5,822        1.37     1.25 - 1.80   20.28 -   20.95
   2005...................  313     10.70 - 12.92      3,562        1.44     1.25 - 1.80    1.90 -    2.46

--------
(p)Previously known as VT International Growth and Income
(v)For the period beginning January 1, 2009 and ended April 24, 2009

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- -------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Rydex
  Variable Trust
  Sub-Accounts:
   Rydex VT Nasdaq 100 Strategy Fund
   2010.....................   166   $10.40 - 11.12    $ 1,305       0.00%     1.35 - 2.05%  16.06 -   16.89%
   2009.....................   220     8.96 -  9.51      1,459       0.00      1.35 - 2.05   48.89 -   49.95
   2008.....................   236     6.02 -  6.34      1,048       0.15      1.35 - 2.05  -43.11 -  -42.70
   2007.....................   299    10.58 - 11.07      2,280       0.07      1.35 - 2.05   15.40 -   16.22
   2006.....................   380     9.17 -  9.53      2,555       0.00      1.35 - 2.05    3.61 -    4.35

   Rydex VT US Long Short (q)
   2010.....................   232    11.92 - 12.74      2,988       0.00      1.35 - 2.30    8.65 -    9.71
   2009.....................   259    10.97 - 11.61      3,040       0.09      1.35 - 2.30   24.37 -   25.58
   2008.....................   294     8.82 -  9.25      2,746       0.00      1.35 - 2.30  -42.10 -  -41.54
   2007.....................   318    15.23 - 15.82      5,104       0.00      1.35 - 2.30   19.91 -   21.08
   2006.....................   334    12.70 - 16.79      4,426       0.00      1.35 - 2.30    8.83 -    9.89

Investments in the T. Rowe
  Price Equity Series, Inc.
  Sub-Accounts:
   T. Rowe Price Equity Income
   2010..................... 1,106    14.41 - 16.30     16,880       1.83      1.25 - 1.80   12.97 -   13.59
   2009..................... 1,380    12.76 - 14.35     18,606       1.84      1.25 - 1.80   23.36 -   24.04
   2008..................... 1,593    10.34 - 11.57     17,464       2.30      1.25 - 1.80  -37.25 -  -36.90
   2007..................... 1,968    16.48 - 18.34     34,439       1.75      1.25 - 1.80    1.41 -    1.97
   2006..................... 2,389    16.25 - 17.98     41,230       1.51      1.25 - 1.80   16.85 -   17.50

   T. Rowe Price Mid-Cap Growth
   2010.....................   706    17.35 - 27.17     14,625       0.00      1.25 - 1.80   25.83 -   26.53
   2009.....................   876    13.79 - 21.48     14,516       0.00      1.25 - 1.80   43.05 -   43.84
   2008..................... 1,019     9.64 - 14.93     11,981       0.00      1.25 - 1.80  -40.83 -  -40.51
   2007..................... 1,234    16.29 - 25.10     24,773       0.21      1.25 - 1.80   15.41 -   16.05
   2006..................... 1,495    14.11 - 21.63     26,601       0.00      1.25 - 1.80    4.74 -    5.32

   T. Rowe Price New America Growth
   2010.....................   297    10.05 - 13.04      3,417       0.19      1.25 - 1.80   17.52 -   18.17
   2009.....................   322     8.55 - 11.04      3,143       0.00      1.25 - 1.80   47.09 -   47.91
   2008.....................   370     5.82 -  7.46      2,473       0.00      1.25 - 1.80  -39.35 -  -39.01
   2007.....................   453     9.59 - 12.23      5,061       0.00      1.25 - 1.80   11.74 -   12.36
   2006.....................   524     8.58 - 10.89      5,238       0.05      1.25 - 1.80    5.42 -    6.00

--------
(q) Previously known as Rydex VT All-Cap Opportunity

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                  FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- --------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  -----------------
Investments in the
  T. Rowe Price Equity
  Series, Inc. - II
  Sub-Accounts:
   T. Rowe Price Blue Chip Growth II
   2010..................... 1,708   $11.08 - 11.85    $19,965       0.00%     1.35 - 2.30%    13.33 -  14.44%
   2009..................... 2,036     9.78 - 10.35     20,839       0.00      1.35 - 2.30      38.53 - 39.88
   2008..................... 2,585     7.06 -  7.40     18,947       0.10      1.35 - 2.30  -43.9700 - -43.43
   2007..................... 2,647    12.60 - 13.08     34,352       0.09      1.35 - 2.30      9.89 -  10.96
   2006..................... 2,876    11.46 - 11.79     33,703       0.25      1.35 - 2.30      6.82 -   7.86

   T. Rowe Price Equity Income II
   2010..................... 2,692    11.12 - 11.88     31,544       1.58      1.35 - 2.30     12.11 -  13.19
   2009..................... 3,222     9.92 - 10.50     33,424       1.62      1.35 - 2.30     22.37 -  23.56
   2008..................... 3,770     8.04 -  8.50     31,713       2.11      1.35 - 2.45    -37.83 - -37.13
   2007..................... 4,327    12.94 - 13.52     58,005       1.51      1.35 - 2.45      0.49 -   1.63
   2006..................... 4,684    12.87 - 13.30     61,899       1.44      1.35 - 2.45     15.75 -  17.05

Investments in the
  T. Rowe Price
  International Series, Inc
  Sub-Accounts:
   T. Rowe Price International Stock
   2010.....................   573     9.41 - 13.40      6,290       0.91      1.25 - 1.80     12.42 -  13.04
   2009.....................   556     8.37 - 11.86      5,546       2.61      1.25 - 1.80     49.67 -  50.50
   2008.....................   587     5.60 -  7.88      3,961       1.83      1.25 - 1.80    -49.62 - -49.34
   2007.....................   756    11.11 - 15.55     10,102       1.40      1.25 - 1.80     11.01 -  11.62
   2006.....................   823    10.01 - 13.93     10,001       1.18      1.25 - 1.80     16.97 -  17.62

Investments in the
  The Universal
  Institutional Funds, Inc.
  Sub-Accounts:
   Van Kampen UIF Capital Growth
   2010.....................   921    14.28 - 15.08     13,745       0.12      1.35 - 2.15     20.22 -  21.20
   2009..................... 1,190    11.88 - 12.44     14,688       0.00      1.35 - 2.15     62.00 -  63.32
   2008..................... 1,486     7.33 -  7.62     11,248       0.21      1.35 - 2.15    -50.28 - -49.87
   2007..................... 1,881    14.75 - 15.20     28,434       0.00      1.35 - 2.15     19.27 -  20.25
   2006..................... 2,216    12.37 - 12.64     27,891       0.00      1.35 - 2.15      1.87 -   2.70

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                       AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                             ----------------------------------- -------------------------------------------
                                      ACCUMULATION
                             UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                             (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                             ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the The
  Universal Institutional
  Funds, Inc. Sub-Accounts
  (continued):
   Van Kampen UIF Mid Cap Growth
   2010.....................   244   $15.74 - 16.09    $ 3,904       0.00%     1.40 - 1.60%   30.22 -  30.48%
   2009.....................   308    12.08 - 12.33      3,777       0.00      1.40 - 1.60    55.16 -  55.47
   2008.....................   368     7.79 -  7.93      2,902       0.88      1.40 - 1.60   -47.61 - -47.51
   2007.....................   504    14.87 - 15.11      7,572       0.00      1.40 - 1.60    20.71 -  20.95
   2006.....................   610    12.32 - 12.50      7,587       0.00      1.40 - 1.60     7.54 -   7.76

Investments in the
  The Universal
  Institutional Funds, Inc.
  (Class II) Sub-Accounts:
   Van Kampen UIF Capital Growth (Class II)
   2010.....................   185    13.44 - 14.32      2,620       0.00      1.35 - 2.25   19.86 -   20.96
   2009.....................   204    11.21 - 11.84      2,393       0.00      1.35 - 2.25   61.43 -   62.92
   2008.....................   250     6.94 -  7.26      1,799       0.00      1.35 - 2.25  -50.49 -  -50.03
   2007.....................   273    14.03 - 14.54      3,937       0.00      1.35 - 2.25   18.91 -   20.01
   2006.....................   335    11.80 - 12.11      4,029       0.00      1.35 - 2.25    1.48 -    2.41

   Van Kampen UIF U.S. Real Estate (Class II)
   2010..................... 1,146    15.19 - 16.24     18,542       2.03      1.35 - 2.30   26.55 -   27.78
   2009..................... 1,460    12.00 - 12.71     18,530       2.65      1.35 - 2.30   25.54 -   26.76
   2008..................... 1,751     9.56 - 10.03     17,569       2.82      1.35 - 2.30  -39.49 -  -38.89
   2007..................... 2,062    15.80 - 16.41     33,940       0.95      1.35 - 2.30  -19.19 -  -18.40
   2006..................... 2,559    19.55 - 20.11     51,817       0.95      1.35 - 2.30   34.51 -   35.82

Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts:
   Van Eck VIP Emerging Markets (r)
   2010.....................   374    25.18 - 26.92      9,953       0.57      1.35 - 2.30   23.93 -   25.13
   2009.....................   429    20.32 - 21.52      9,126       0.14      1.35 - 2.30   108.28 - 110.30
   2008.....................   377     9.76 - 10.23      3,811       0.00      1.35 - 2.30  -65.59 -  -65.26
   2007.....................   539    28.36 - 29.45     15,743       0.43      1.35 - 2.30   34.44 -   35.75
   2006.....................   590    21.09 - 21.69     12,698       0.37      1.35 - 2.30   36.29 -   37.61

--------
(r)Previously known as Van Eck Worldwide Emerging Markets

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

                         NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


5.  FINANCIAL HIGHLIGHTS (CONTINUED)

                                      AT DECEMBER 31,                 FOR THE YEAR ENDED DECEMBER 31,
                            ----------------------------------- -------------------------------------------
                                     ACCUMULATION
                            UNITS     UNIT VALUE     NET ASSETS  INVESTMENT     EXPENSE          TOTAL
                            (000S) LOWEST TO HIGHEST   (000S)   INCOME RATIO*   RATIO**        RETURN***
                            ------ ----------------- ---------- ------------- -----------  ----------------
Investments in the Van Eck
  Worldwide Insurance
  Trust Sub-Accounts
  (continued):

   Van Eck VIP Global Hard Assets (s)
   2010....................   318   $32.32 - 34.56    $10,803       0.37%     1.35 - 2.30%  26.27 -   27.49%
   2009....................   436    25.60 - 27.11     11,654       0.23      1.35 - 2.30   53.91 -   55.41
   2008....................   410    16.63 - 17.44      7,070       0.40      1.35 - 2.30  -47.37 -  -46.85
   2007....................   680    31.60 - 32.82     22,099       0.11      1.35 - 2.30   42.00 -   43.38
   2006....................   650    22.26 - 22.89     14,770       0.06      1.35 - 2.30   21.64 -   22.82

   Van Eck VIP Multi-Mgr Alternative (t)
   2010....................   218    10.06 - 10.76      2,325       0.00      1.35 - 2.30    2.56 -    3.56
   2009....................   225     9.81 - 10.39      2,316       0.26      1.35 - 2.30   11.25 -   12.33
   2008....................   243     8.82 -  9.25      2,223       0.13      1.35 - 2.30  -15.10 -  -14.27
   2007....................   217    10.39 - 10.79      2,317       0.75      1.35 - 2.30    1.65 -    2.64
   2006....................   217    10.22 - 10.51      2,268       0.00      1.35 - 2.30    6.16 -    7.19

Investments in the Wells
  Fargo Variable Trust
  Sub-Accounts:
   Wells Fargo Advantage VT Discovery
   2010....................   312    15.51 - 16.00      4,895       0.00       1.25 -1.80    33.13 -  33.86
   2009....................   331    11.65 - 11.96      3,903       0.00       1.25 -1.80    37.80 -  38.56
   2008....................   429     8.45 -  8.63      3,660       0.00       1.25 -1.80   -45.35 - -45.05
   2007....................   526    15.47 - 15.70      8,197       0.00       1.25 -1.80    20.13 -  20.80
   2006....................   612    12.88 - 13.00      7,916       0.00       1.25 -1.80    12.60 -  13.22

   Wells Fargo Advantage VT Opportunity
   2010....................   683    13.17 - 13.59      9,112       0.73       1.25 -1.80    21.55 -  22.22
   2009....................   813    10.83 - 11.12      8,910       0.00       1.25 -1.80    45.10 -  45.90
   2008....................   962     7.47 -  7.62      7,255       1.97       1.25 -1.80   -41.17 - -40.84
   2007.................... 1,159    12.69 - 12.88     14,814       0.62       1.25 -1.80     4.72 -   5.30
   2006.................... 1,360    12.12 - 12.24     16,560       0.00       1.25 -1.80    10.22 -  10.83

--------
(s)Previously known as Van Eck Worldwide Hard Assets
(t)Previously known as Van Eck Worldwide Multi-Mgr Alternative-(Class I)

REPORT  OF  INDEPENDENT  REGISTERED  PUBLIC  ACCOUNTING  FIRM

To the Board of Directors and Shareholder of Lincoln Benefit Life Company
Lincoln, NE

We have audited the accompanying Statements of Financial Position of Lincoln Benefit Life Company (the "Company"), an affiliate of The Allstate Corporation, as of December 31, 2010 and 2009, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity, and Cash Flows for each of the three years in the period ended December 31, 2010. Our audits also included Schedule I - Summary of Investments - Other than Investments in Related Parties and
Schedule IV - Reinsurance. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Lincoln Benefit Life Company as of December 31, 2010 and 2009, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2010, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule I - Summary of Investments - Other than Investments in Related Parties and Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Deloitte & Touche LLPChicago, IllinoisMarch 11, 2011

          36
                          LINCOLN BENEFIT LIFE COMPANY
               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME





($IN THOUSANDS)                                               YEAR ENDED DECEMBER 31,
                                                      ------------------------------------
                                                               2010       2009       2008
                                                      ------------------------------------
REVENUES
Net investment income                                 $      12,067    $11,783    $13,940
Realized capital gains and losses                               694      1,480      5,952



INCOME FROM OPERATIONS BEFORE
INCOME TAX EXPENSE                                           12,761     13,263     19,892

Income tax expense                                            4,451      4,634      6,918


NET INCOME                                                    8,310      8,629     12,974

OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
Change in unrealized net capital gains and losses             4,584      5,783     (4,351)

COMPREHENSIVE INCOME                                  $      12,894    $14,412    $ 8,623





                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                        STATEMENTS OF FINANCIAL POSITION



($IN THOUSANDS, EXCEPT PAR VALUE DATA)                                DECEMBER 31,
                                                                   2010           2009
                                                          -----------------------------
ASSETS
Investments
 Fixed income securities, at fair value
 (amortized cost $304,848 and $299,787)                   $     320,456    $   308,343
 Short-term, at fair value
(amortized cost $11,593 and $8,557)                              11,593          8,557

   Total investments                                            332,049        316,900

Cash                                                              3,550         10,063
Reinsurance recoverable from Allstate
 Life Insurance Company                                      18,365,058     18,689,074
Reinsurance recoverable from non-affiliates                   1,906,574      1,766,824
Other assets                                                    105,159        110,400
Separate accounts                                             2,017,185      2,039,647

     TOTAL ASSETS                                         $  22,729,575    $22,932,908


LIABILITIES
Contractholder funds                                      $  17,247,071    $17,633,027
Reserve for life-contingent contract benefits                 3,011,317      2,805,387
Unearned premiums                                                19,478         21,656
Deferred income taxes                                             5,833          3,300
Payable to affiliates, net                                        4,931         14,749
Current income taxes payable                                      4,386          4,656
Other liabilities and accrued expenses                           93,507         97,513
Separate accounts                                             2,017,185      2,039,647

     TOTAL LIABILITIES                                       22,403,708     22,619,935

COMMITMENTS AND CONTINGENT
LIABILITIES (NOTE 9)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 30 thousand shares
authorized, 25 thousand shares issued and outstanding             2,500          2,500
Additional capital paid-in                                      180,000        180,000
Retained income                                                 133,222        124,912
Accumulated other comprehensive income:
 Unrealized net capital gains and losses                         10,145          5,561

     Total accumulated other comprehensive income                10,145          5,561

     TOTAL SHAREHOLDER'S EQUITY                                 325,867        312,973

     TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY           $  22,729,575    $22,932,908



                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                       STATEMENTS OF SHAREHOLDER'S EQUITY





($IN THOUSANDS)                                                  YEAR ENDED DECEMBER 31,
                                                               2010        2009         2008
                                                      --------------------------------------

COMMON STOCK                                          $       2,500    $  2,500     $  2,500

ADDITIONAL CAPITAL PAID-IN                                  180,000     180,000      180,000

RETAINED INCOME
Balance, beginning of year                                  124,912     116,283      103,309
Net income                                                    8,310       8,629       12,974
Balance, end of year                                        133,222     124,912      116,283
                                                      -------------    ---------    ---------

ACCUMULATED OTHER COMPREHENSIVE INCOME
Balance, beginning of year                                    5,561        (222)       4,129
Change in unrealized net capital gains and losses             4,584       5,783       (4,351)
Balance, end of year                                         10,145       5,561         (222)
                                                      -------------    ---------    ---------

TOTAL SHAREHOLDER'S EQUITY                            $     325,867    $312,973     $298,561






                       See notes to financial statements.

                          LINCOLN BENEFIT LIFE COMPANY
                            STATEMENTS OF CASH FLOWS






($IN THOUSANDS)                                                YEAR ENDED DECEMBER 31,
                                                    ==========================================
                                                             2010              2009         2008
                                                    --------------                      ---------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                          $       8,310     $       8,629     $ 12,974
Adjustments to reconcile net income to
net cash provided by (used in) operating
activities:
          Amortization and other non-cash items             1,241               932          143
Realized capital gains and losses                            (694)           (1,480)      (5,952)
          Changes in:
Policy benefit and other insurance
 reserves                                                   4,240            19,349       (5,052)
Income taxes                                                 (205)           (2,174)       2,065
Receivable/payable to affiliates, net                      (9,818)          (21,280)      14,117
Other operating assets and liabilities                       (943)              369      (24,195)
    Net cash provided by (used in)
operating activities                                        2,131             4,345       (5,900)
                                                    --------------    --------------    ---------

CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sales of fixed income securities             27,166            46,330      101,584
Collections on fixed income securities                     38,691            35,334        7,693
Purchases of fixed income securities                      (71,478)         (151,234)     (64,497)
Change in short-term investments, net                      (3,023)           72,143      (54,347)
Net cash (used in) provided by
 investing activities                                      (8,644)            2,573       (9,567)
                                                    --------------    --------------    ---------

NET (DECREASE) INCREASE IN CASH                            (6,513)            6,918      (15,467)
CASH AT BEGINNING OF YEAR                                  10,063             3,145       18,612
CASH AT END OF YEAR                                 $       3,550     $      10,063     $  3,145
                                                    --------------    --------------    ---------





                       See notes to financial statements.

                         NOTES TO FINANCIAL STATEMENTS

1.    GENERAL

BASIS OF PRESENTATION

     The accompanying financial statements include the accounts of Lincoln Benefit Life Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"). All of the outstanding common stock of AIC is owned by Allstate Insurance Holdings, LLC, a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

     To conform to the current year presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

     The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NATURE OF OPERATIONS

     The Company sells life insurance, retirement and investment products. The principal products are interest-sensitive, traditional and variable life insurance and fixed annuities including deferred and immediate.

     The Company is authorized to sell life insurance and retirement products in all states except New York, as well as in the District of Columbia, the U.S. Virgin Islands and Guam. For 2010, the top geographic locations for statutory premiums and annuity considerations were California, Florida and Texas. No other jurisdiction accounted for more than 5% of statutory premiums and annuity considerations. All statutory premiums and annuity considerations are ceded under reinsurance agreements. The Company distributes its products through multiple distribution channels, including Allstate exclusive agencies, which include exclusive financial specialists, and independent agents (including master brokerage agencies).

     The Company has exposure to market risk as a result of its investment portfolio. Market risk is the risk that the Company will incur realized and unrealized net capital losses due to adverse changes in interest rates and credit spreads. The Company also has certain exposures to changes in equity prices in its equity-indexed annuities and separate accounts liabilities, which are transferred to ALIC in accordance with reinsurance agreements. Interest rate risk is the risk that the Company will incur a loss due to adverse changes in interest rates relative to the interest rate characteristics of its interest bearing assets. This risk arises from the Company's investment in interest-sensitive assets. Interest rate risk includes risks related to changes in U.S. Treasury yields and other key risk-free reference yields. Credit spread risk is the risk that the Company will incur a loss due to adverse changes in credit spreads. This risk arises from many of the Company's primary activities, as the Company invests substantial funds in spread-sensitive fixed income assets.

      The Company monitors economic and regulatory developments that have the potential to impact its business. The ability of banks to affiliate with insurers may have a material adverse effect on all of the Company's product lines by substantially increasing the number, size and financial strength of potential competitors. Furthermore, federal and state laws and regulations affect the taxation of insurance companies and life insurance and annuity products. Congress from time to time considers legislation that would reduce or eliminate the favorable policyholder tax treatment currently applicable to life insurance and annuities. Congress also considers proposals to reduce the taxation of certain products or investments that may compete with life insurance or annuities. Legislation that increases the taxation on insurance products or reduces the taxation on competing products could lessen the advantage or create a disadvantage for certain of the Company's products making them less competitive. Such proposals, if adopted, could have an adverse effect on the Company's and ALIC's financial position or ability to sell such products and could result in the surrender of some existing contracts and policies. In addition, changes in the federal estate tax laws could negatively affect the demand for the types of life insurance used in estate planning.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
INVESTMENTS

     Fixed income securities include bonds, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS") and asset-backed securities ("ABS"). Fixed income securities, which may be sold prior to their contractual maturity, are designated as available for sale and are carried at fair value. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of accumulated other comprehensive income. Cash received from calls, principal payments and make-whole payments is reflected as a component of proceeds from sales and cash received from maturities and pay-downs is reflected as a component of investment collections within the Statements of Cash Flows.

     Short-term investments, including money market funds and other short-term investments, are carried at fair value.

     Investment income consists primarily of interest and is recognized on an accrual basis using the effective yield method. Interest income for certain RMBS, CMBS and ABS is determined considering estimated principal repayments obtained from third party data sources and internal estimates. Actual prepayment experience is periodically reviewed and effective yields are recalculated on a retrospective basis when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. For other-than-temporarily impaired fixed income securities, the effective yield method utilizes the difference between the amortized cost basis at impairment and the cash flows expected to be collected. Accrual of income is suspended for other-than-temporarily impaired fixed income securities when the timing and amount of cash flows expected to be received is not reasonably estimable. Realized capital gains and losses include gains and losses on investment sales and write-downs in value due to other-than-temporary declines in fair value. Realized capital gains and losses on investment sales include calls and prepayments and are determined on a specific identification basis.

     The Company recognizes other-than-temporary impairment losses on fixed income securities in earnings when a security's fair value is less than its amortized cost and the Company has made the decision to sell or it is more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis. Additionally, if the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of a fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income ("OCI").

RECOGNITION OF PREMIUM REVENUES AND CONTRACT CHARGES, AND RELATED BENEFITS AND INTEREST CREDITED

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Amounts reflected in the Statements of Operations and Comprehensive Income are presented net of reinsurance.

     Traditional life insurance products consist principally of products with fixed and guaranteed premiums and benefits, primarily term and whole life insurance products. Premiums from these products are recognized as revenue when due from policyholders. Benefits are reflected in contract benefits and recognized in relation to premiums, so that profits are recognized over the life of the policy.

     Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period during which premiums are collected. Premiums from these products are recognized as revenue when received at the inception of the contract. Benefits and expenses are recognized in relation to premiums. Profits from these policies come from investment income, which is recognized over the life of the contract.

     Interest-sensitive life contracts, such as universal life and single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and contract charges assessed against the contractholder account balance. Premiums from these contracts are reported as contractholder fund deposits. Contract charges consist of fees assessed against the contractholder account balance for the cost of insurance (mortality risk), contract administration and surrender of the contract prior to contractually specified dates. These contract charges are recognized as revenue when assessed against the contractholder account balance. Contract benefits include life-contingent benefit payments in excess of the contractholder account balance.

     Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, including market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies, are considered investment contracts. Consideration received for such contracts is reported as contractholder fund deposits. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for maintenance, administration and surrender of the contract prior to contractually specified dates, and are recognized when assessed against the contractholder account balance.

     Interest credited to contractholder funds represents interest accrued or paid on interest-sensitive life contracts and investment contracts. Crediting rates for certain fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions subject to contractually guaranteed minimum rates. Crediting rates for indexed annuities are generally based on an equity index, such as the Standard & Poor's ("S&P") 500 Index.

     Contract charges for variable life and variable annuity products consist of fees assessed against the contractholder account balances for contract maintenance, administration, mortality, expense and surrender of the contract prior to the contractually specified dates. Contract benefits incurred for variable annuity products include guaranteed minimum death, income, withdrawal and accumulation benefits.

REINSURANCE

     The Company has reinsurance agreements whereby all premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are ceded to ALIC and non-affiliated reinsurers (see Notes 3 and 8). Reinsurance recoverables and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the Statements of Financial Position. Reinsurance does not extinguish the Company's primary liability under the policies written.
Therefore, the Company regularly evaluates the financial condition of its reinsurers and establishes allowances for uncollectible reinsurance as appropriate.

     Investment income earned on the assets that support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed by ALIC under the terms of the reinsurance agreements.

INCOME TAXES

     The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains and losses on investments. A deferred tax asset valuation allowance is established when there is uncertainty that such assets will be realized.

Reserve for life-contingent contract benefits

     The reserve for life-contingent contract benefits payable under insurance policies, including traditional life insurance and life-contingent immediate annuities, is computed on the basis of long-term actuarial assumptions of future investment yields, mortality, morbidity, policy terminations and expenses (see
Note 7). These assumptions, which for traditional life insurance are applied using the net level premium method, include provisions for adverse deviation and generally vary by characteristics such as type of coverage, year of issue and policy duration.

CONTRACTHOLDER FUNDS

     Contractholder funds represent interest-bearing liabilities arising from the sale of products such as interest-sensitive life and fixed annuities. Contractholder funds are comprised primarily of deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses (see Note 7). Contractholder funds also include reserves for secondary guarantees on interest-sensitive life insurance and certain fixed annuity contracts and reserves for certain guarantees on variable annuity contracts.

SEPARATE ACCOUNTS

     Separate accounts assets are carried at fair value. The assets of the separate accounts are legally segregated and available only to settle separate account contract obligations. Separate accounts liabilities represent the contractholders' claims to the related assets and are carried at an amount equal to the separate accounts assets. Investment income and realized capital gains and losses of the separate accounts accrue directly to the contractholders and therefore, are not included in the Company's Statements of Operations and Comprehensive Income. Deposits to and surrenders and withdrawals from the separate accounts are reflected in separate accounts liabilities and are not included in cash flows.

     Absent any contract provision wherein the Company provides a guarantee, variable annuity and variable life insurance contractholders bear the investment risk that the separate accounts' funds may not meet their stated investment objectives. The risk and associated cost of these contract guarantees are ceded to ALIC in accordance with the reinsurance agreements.

ADOPTED ACCOUNTING STANDARD

Disclosures about Fair Value Measurements

     In January 2010, the Financial Accounting Standards Board ("FASB") issued new accounting guidance which expands disclosure requirements relating to fair value measurements. The guidance adds requirements for disclosing amounts of and reasons for significant transfers into and out of Levels 1 and 2 and requires gross rather than net disclosures about purchases, sales, issuances and settlements relating to Level 3 measurements. The guidance also provides clarification that fair value measurement disclosures are required for each class of assets and liabilities. Disclosures about the valuation techniques and inputs used to measure fair value for measurements that fall in either Level 2 or Level 3 are also required. The Company adopted the provisions of the new guidance as of December 31, 2010, except for disclosures about purchases, sales, issuances and settlements in the roll forward of activity in Level 3 fair value measurements, which are required for fiscal years beginning after December 15, 2010. Disclosures are not required for earlier periods presented for comparative purposes. The new guidance affects disclosures only; and therefore, the adoption had no impact on the Company's results of operations or financial position.

PENDING ACCOUNTING STANDARD

Consolidation  Analysis  Considering  Investments Held through Separate Accounts

     In April 2010, the FASB issued guidance clarifying that an insurer is not required to combine interests in investments held in a qualifying separate account with its interests in the same investments held in the general account when performing a consolidation evaluation. The guidance is effective for fiscal years beginning after December 15, 2010 with early adoption permitted. The adoption of this guidance is not expected to have a material impact on the Company's results of operations or financial position.

3.  RELATED  PARTY  TRANSACTIONS

BUSINESS OPERATIONS

     The Company uses services performed by its affiliates, AIC, ALIC and Allstate Investments LLC, and business facilities owned or leased and operated by AIC in conducting its business activities. In addition, the Company shares the services of employees with AIC. The Company reimburses its affiliates for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation, retirement and other benefit programs, allocated to the Company were $204.8 million, $202.9 million and $227.0 million in 2010, 2009 and 2008, respectively. Of these costs, the Company retains investment related expenses on the invested assets of the Company. All other costs are ceded to ALIC under the reinsurance agreements.

BROKER-DEALER AGREEMENTS

     The Company has a service agreement with Allstate Distributors, LLC ("ADLLC"), a broker-dealer company owned by ALIC, whereby ADLLC promotes and markets products sold by the Company. In return for these services, the Company recorded expense of $6.9 million, $4.6 million and $5.1 million in 2010, 2009 and 2008, respectively, that was ceded to ALIC under the terms of the reinsurance agreements.

     The Company receives distribution services from Allstate Financial Services, LLC ("AFS"), an affiliated broker-dealer company, for certain variable life insurance contracts sold by Allstate exclusive agencies. For these services, the Company incurred commission and other distribution expenses of $8.5 million, $9.1 million and $18.4 million in 2010, 2009 and 2008, respectively, that were ceded to ALIC.

Reinsurance

     The following table summarizes amounts that were ceded to ALIC and reported net in the Statements of Operations and Comprehensive Income under the reinsurance agreements:



($IN THOUSANDS)                                 2010          2009          2008
                                          ==========    ==========    ==========
Premiums and contract charges             $  782,113    $  734,369    $  691,267
                                          ----------    ----------    ----------
Interest credited to contractholder
funds, contract benefits and expenses      1,683,487     1,621,011     1,468,505


     Reinsurance recoverables due from ALIC totaled $18.37 billion and $18.69 billion as of December 31, 2010 and 2009, respectively.

INCOME TAXES

     The Company is a party to a federal income tax allocation agreement with the Corporation (see Note 10).

INTERCOMPANY LOAN AGREEMENT

     The Company has an intercompany loan agreement with the Corporation. The amount of intercompany loans available to the Company is at the discretion of the Corporation. The maximum amount of loans the Corporation will have outstanding to all its eligible subsidiaries at any given point in time is limited to $1 billion. The Corporation may use commercial paper borrowings, bank lines of credit and repurchase agreements to fund intercompany borrowings. The Company had no amounts outstanding under the intercompany loan agreement as of December 31, 2010 and 2009.

4.  INVESTMENTS

FAIR VALUES

     The amortized cost, gross unrealized gains and losses and fair value for fixed income securities are as follows:




                                                        GROSS
($IN THOUSANDS)                        AMORTIZED     UNREALIZED       FAIR
                                       COST          GAINS          LOSSES      VALUE
                                                     -----------
DECEMBER 31, 2010
U.S. government and agencies           $   70,426    $     3,513    $  (383)    $ 73,556
Municipal                                   2,999            177         --        3,176
Corporate                                 154,261          9,345        (19)     163,587
Foreign government                          4,998             92         --        5,090
RMBS                                       55,376          2,429         (3)      57,802
CMBS                                        8,523            427        (87)       8,863
ABS                                         8,265            117         --        8,382
     Total fixed income securities     $  304,848    $    16,100    $  (492)    $320,456
                                       ----------    -----------    --------    --------

DECEMBER 31, 2009
U.S. government and agencies           $   79,982    $     1,852    $  (283)    $ 81,551
Municipal                                   2,999             96         --        3,095
Corporate                                 131,466          6,192        (85)     137,573
RMBS                                       66,326          1,733        (84)      67,975
CMBS                                       10,520             57       (873)       9,704
ABS                                         8,494             --        (49)       8,445
     Total fixed income securities     $  299,787    $     9,930    $(1,374)    $308,343




SCHEDULED MATURITIES

     The scheduled maturities for fixed income securities are as follows as of December 31, 2010:

($IN THOUSANDS)                  AMORTIZED     FAIR
                                 COST          VALUE
                                 ==========    ========
Due in one year or less          $    4,501    $  4,585
                                 ----------    --------
Due after one year through
 five years                         151,933     159,481
Due after five years through
 ten years                           76,126      81,207
Due after ten years                   8,647       8,999
                                    241,207     254,272
                                 ----------    --------
RMBS and ABS                         63,641      66,184
 Total                           $  304,848    $320,456
                                 ----------    --------




Actual maturities may differ from those scheduled as a result of prepayments by the issuers. Because of the potential for prepayment on RMBS and ABS, they are not categorized by contractual maturity. CMBS are categorized by contractual maturity because they generally are not subject to prepayment risk.

NET INVESTMENT INCOME

     Net  investment  income  for  the  years  ended  December 31 is as follows:




($IN THOUSANDS)                    2010           2009        2008
                              ==========    ===========    ========
Fixed income securities       $  12,480     $   12,098     $13,302
                              ----------    -----------    --------
Short-term and other
investments                          21            107         992
 Investment income,
   before expense                12,501         12,205      14,294
                              ----------    -----------    --------
 Investment expense                (434)          (422)       (354)
    Net investment income     $  12,067     $   11,783     $13,940
                              ----------    -----------    --------


REALIZED CAPITAL GAINS AND LOSSES

     The Company recognized net realized capital gains of $694 thousand, $1.5 million and $6.0 million in 2010, 2009 and 2008, respectively. Realized capital gains and losses in 2010 and 2009 did not include any other-than-temporary impairment losses and therefore, none were included in other comprehensive income. No other-than-temporary impairment losses were included in accumulated other comprehensive income as of December 31, 2010 and 2009.

     Gross gains of $652 thousand, $1.5 million and $8.2 million were realized on sales of fixed income securities during 2010, 2009 and 2008, respectively. There were no gross losses realized on sales of fixed income securities in 2010 and 2008. Gross losses of $3 thousand were realized on sales of fixed income securities during 2009.

UNREALIZED NET CAPITAL GAINS AND LOSSES

     Unrealized net capital gains and losses included in accumulated other comprehensive income are as follows:



                                                   GROSS        UNREALIZED
($IN THOUSANDS)                       FAIR      UNREALIZED         NET
                                    ========    ===========    ============
                                                                                             GAINS
DECEMBER 31, 2010                   VALUE          GAINS          LOSSES                    (LOSSES)
                                                -----------
Fixed income securities             $320,456    $    16,100    $      (492)    $             15,608
                                    --------    -----------                    ---------------------
Short-term investments                11,593             --             --                       --
   Unrealized net capital gains
   and losses, pre-tax                                                                       15,608
                                                                               ---------------------
   Deferred income taxes                                                                     (5,463)
   Unrealized net capital gains
   and losses, after-tax                                                       $             10,145
                                                                               ---------------------





                                                  GROSS        UNREALIZED
                                     FAIR      UNREALIZED         NET
                                                                                             GAINS
DECEMBER 31, 2009                  VALUE       GAINS          LOSSES                        (LOSSES)
                                               -----------
Fixed income securities            $308,343    $     9,930    $    (1,374)                   8,556
                                   --------    -----------    ------------    ----------------------
Short-term investments                8,557             --             --                        --
   Unrealized net capital gains
   and losses, pre-tax                                                                        8,556
                                                                              ----------------------
   Deferred income taxes                                                                     (2,995)
   Unrealized net capital gains
    and losses, after-tax                                                     $               5,561
                                                                              ----------------------


CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

     The  change  in unrealized net capital gains and losses for the years ended
December  31  is  as  follows:



($IN THOUSANDS)                              2010          2009        2008
 Fixed income securities                $   7,052     $   8,895     $(6,691)
                                        ----------    ----------    --------
 Short-term investments                        --             2          (2)
     Total                                  7,052         8,897      (6,693)
                                        ----------    ----------    --------
  Deferred income taxes                    (2,468)       (3,114)      2,342
  Increase (decrease) in unrealized
     net capital gains  and losses      $   4,584     $   5,783     $(4,351)
                                        ----------    ----------    --------


PORTFOLIO MONITORING

     The Company has a comprehensive portfolio monitoring process to identify and evaluate each fixed income security whose carrying value may be other-than-temporarily impaired.

     For each fixed income security in an unrealized loss position, the Company assesses whether management with the appropriate authority has made the decision to sell or whether it is more likely than not the Company will be required to sell the security before recovery of the amortized cost basis for reasons such as liquidity, contractual or regulatory purposes. If a security meets either of these criteria, the security's decline in fair value is considered other than temporary and is recorded in earnings.

     If the Company has not made the decision to sell the fixed income security and it is not more likely than not the Company will be required to sell the fixed income security before recovery of its amortized cost basis, the Company evaluates whether it expects to receive cash flows sufficient to recover the entire amortized cost basis of the security. The Company calculates the estimated recovery value by discounting the best estimate of future cash flows at the security's original or current effective rate, as appropriate, and compares this to the amortized cost of the security. If the Company does not expect to receive cash flows sufficient to recover the entire amortized cost basis of the fixed income security, the credit loss component of the impairment is recorded in earnings, with the remaining amount of the unrealized loss related to other factors recognized in other comprehensive income.

     The Company's portfolio monitoring process includes a quarterly review of all securities to identify instances where the fair value of a security compared to its amortized cost is below established thresholds. The process also includes the monitoring of other impairment indicators such as ratings, ratings downgrades and payment defaults. The securities identified, in addition to other securities for which the Company may have a concern, are evaluated for potential other-than-temporary impairment using all reasonably available information relevant to the collectability or recovery of the security. Inherent in the Company's evaluation of other-than-temporary impairment for these fixed income securities are assumptions and estimates about the financial condition and future earnings potential of the issue or issuer. Some of the factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the financial condition, near-term and long-term prospects of the issue or issuer, including relevant industry specific market conditions and trends, geographic location and implications of rating agency actions and offering prices; 2) the specific reasons that a security is in an unrealized loss position, including overall market conditions which could affect liquidity; and 3) the length of time and extent to which the fair value has been less than amortized cost.



The following table summarizes the gross unrealized losses and fair value of fixed income securities by the length of time that individual securities have been in a continuous unrealized loss position.



                               LESS THAN    12 MONTHS
($IN THOUSANDS)                12 MONTHS     OR MORE         TOTAL
                                                                          NUMBER
                                NUMBER         FAIR        UNREALIZED       OF       FAIR      UNREALIZED         UNREALIZED
                               OF ISSUES    VALUE         LOSSES          ISSUES    VALUE        LOSSES             LOSSES
                               ---------    ----------
 DECEMBER 31, 2010
U.S. government and agencies           1    $    9,546    $      (383)        --    $   --    $        --        $      (383)
Corporate                              1         4,968            (19)        --        --             --                (19)
RMBS                                   3           385             (3)        --        --             --                 (3)
CMBS                                  --            --             --          1     1,916            (87)               (87)
                                                                                                                        (492)




     Total                             5    $   14,899    $      (405)         1    $1,916    $       (87)  $               )

DECEMBER 31, 2009
U.S. government and agencies           2    $   41,469    $      (283)        --    $   --    $        --        $      (283)
Corporate                              5        11,269            (71)         1     3,485            (14)               (85)
RMBS                                   1         4,543            (84)        --        --             --                (84)
CMBS                                   2         3,475            (27)         1     1,158           (846)              (873)
ABS                                    1         8,445            (49)        --        --             --                (49)
     Total                            11    $   69,201    $      (514)         2    $4,643    $      (860)       $    (1,374)
                               ---------    ----------    ------------    ------    ------    ------------       ------------


     As of December 31, 2010, all of the unrealized losses are related to fixed income securities with an unrealized loss position less than 20% of amortized cost, the degree of which suggests that these securities do not pose a high risk of being other-than-temporarily impaired. All of the unrealized losses are related to investment grade fixed income securities. Investment grade is defined as a security having a rating of Aaa, Aa, A or Baa from Moody's, a rating of AAA, AA, A or BBB from S&P, Fitch, Dominion or Realpoint, a rating of aaa, aa, a or bbb from A.M. Best, or a comparable internal rating if an externally provided rating is not available. Unrealized losses on investment grade securities are principally related to widening credit spreads or rising interest rates since the time of initial purchase.

     As of December 31, 2010, the Company has not made the decision to sell and it is not more likely than not the Company will be required to sell fixed income securities with unrealized losses before recovery of the amortized cost basis.

MUNICIPAL BONDS

     The principal geographic distribution of municipal bond issuers represented in the Company's municipal bond portfolio included 84% and 16% in Washington and Puerto Rico, respectively, as of December 31, 2010 and 83% and 17% in Washington and Puerto Rico, respectively, as of December 31, 2009.

CONCENTRATION OF CREDIT RISK

     As of December 31, 2010, the Company is not exposed to any credit concentration risk of a single issuer and its affiliates greater than 10% of the Company's shareholder's equity.

OTHER INVESTMENT INFORMATION

     As of December 31, 2010, fixed income securities and short-term investments with a carrying value of $10.0 million were on deposit with regulatory authorities as required by law.

5.  FAIR  VALUE  OF  ASSETS  AND  LIABILITIES

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The hierarchy for inputs used in determining fair value maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Assets and liabilities recorded on the Statements of Financial Position at fair value are categorized in the fair value hierarchy based on the observability of inputs to the valuation techniques as follows:

Level  1:     Assets and liabilities whose values are based on unadjusted quoted prices for identical assets or liabilities in an active market that the Company can access.

Level 2: Assets and liabilities whose values are  based on the  following:

     (a)  Quoted  prices  for  similar  assets or liabilities in active markets;

     (b) Quoted prices for identical or similar assets or liabilities in markets that are not active; or

     (c) Valuation models whose inputs are observable, directly or indirectly, for substantially the full term of the asset or liability.

Level 3: Assets and liabilities whose values are based on prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Unobservable inputs reflect the Company's estimates of the assumptions that market participants would use in valuing the assets and liabilities.

     The availability of observable inputs varies by instrument. In situations where fair value is based on internally developed pricing models or inputs that are unobservable in the market, the determination of fair value requires more judgment. The degree of judgment exercised by the Company in determining fair value is typically greatest for instruments categorized in Level 3. In many instances, valuation inputs used to measure fair value fall into different levels of the fair value hierarchy. The category level in the fair value hierarchy is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Company uses prices and inputs that are current as of the measurement date, including during periods of market disruption. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments.

     The Company has two types of situations where investments are classified as Level 3 in the fair value hierarchy. The first is where quotes continue to be received from independent third-party valuation service providers and all significant inputs are market observable; however, there has been a significant decrease in the volume and level of activity for the asset when compared to normal market activity such that the degree of market observability has declined to a point where categorization as a Level 3 measurement is considered appropriate. The indicators considered in determining whether a significant decrease in the volume and level of activity for a specific asset has occurred include the level of new issuances in the primary market, trading volume in the secondary market, the level of credit spreads over historical levels, applicable bid-ask spreads, and price consensus among market participants and other pricing sources.

     The second situation where the Company classifies securities in Level 3 is where specific inputs significant to the fair value estimation models are not market observable. This relates to the Company's use of broker quotes.

     In determining fair value, the Company principally uses the market approach which generally utilizes market transaction data for the same or similar instruments. To a lesser extent, the Company uses the income approach which involves determining fair values from discounted cash flow methodologies. For the majority of Level 2 and Level 3 valuations, a combination of the market and income approaches is used.

Summary of significant valuation techniques for assets and liabilities measured at fair value on a recurring basis

Level  1  measurements
----------------------
-     Fixed income securities:  Comprise U.S. Treasuries.  Valuation is based on
      ------------------------
unadjusted quoted prices for identical assets in active markets that the Company can access.

-     Short-term:  Comprise actively traded money market funds that have daily
      -----------
quoted net asset values for identical assets that the Company can access.

-     Separate account assets:  Comprise actively traded mutual funds that have
      ------------------------
daily quoted net asset values for identical assets that the Company can access. Net asset values for the actively traded mutual funds in which the separate account assets are invested are obtained daily from the fund managers.

Level  2  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

U.S. government and agencies: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Municipal: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

Corporate, including privately placed: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. Also included are privately placed securities valued using a discounted cash flow model that is widely accepted in the financial services industry and uses market observable inputs and inputs derived principally from, or corroborated by, observable market data. The primary inputs to the discounted cash flow model include an interest rate yield curve, as well as published credit spreads for similar assets in markets that are not active that incorporate the credit quality and industry sector of the issuer.

Foreign government: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads.

RMBS - U.S. government sponsored entities ("U.S. Agency"), Prime residential mortgage-backed securities ("Prime") and Alt-A residential mortgage-backed securities ("Alt-A"); ABS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, prepayment speeds, collateral performance and credit spreads.

CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that are not active, contractual cash flows, benchmark yields, collateral performance and credit spreads.

-     Short-term:  The primary inputs to the valuation include quoted prices for
      -----------
identical or similar assets in markets that are not active, contractual cash flows, benchmark yields and credit spreads. For certain short-term investments, amortized cost is used as the best estimate of fair value.

Level  3  measurements
----------------------

-     Fixed  income  securities:
      --------------------------

Corporate: Valued based on models that are widely accepted in the financial services industry with certain inputs to the valuation model that are significant to the valuation, but are not market observable.

     RMBS  -  Prime  and  Alt-A:  Valued  based  on  non-binding  broker quotes.
CMBS: The primary inputs to the valuation include quoted prices for identical or similar assets in markets that exhibit less liquidity relative to those markets supporting Level 2 fair value measurements, contractual cash flows, benchmark yields, collateral performance and credit spreads. Due to the reduced availability of actual market prices or relevant observable inputs as a result of the decrease in liquidity that has been experienced in the market for these securities, certain CMBS are categorized as Level 3.

Contractholder  funds:  Derivatives  embedded  in  certain  life  and  annuity
----------------------
contracts are valued internally using models widely accepted in the financial services industry that determine a single best estimate of fair value for the embedded derivatives within a block of contractholder liabilities. The models primarily use stochastically determined cash flows based on the contractual elements of embedded derivatives, projected option cost and applicable market data, such as interest rate yield curves and equity index volatility assumptions. These are categorized as Level 3 as a result of the significance of non-market observable inputs.



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2010:



                                           QUOTED PRICES        SIGNIFICANT
                                                               =============
                                             IN ACTIVE             OTHER         SIGNIFICANT
                                         ==================    =============    ==============
                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
                                         ==================    =============    ==============    ===============
($IN THOUSANDS)                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2010
ASSETS:
Fixed income securities:
   U.S. government and
     agencies                            $          31,007     $     42,549     $          --     $       73,556
   Municipal                                            --            3,176                --              3,176
   Corporate                                            --          162,735               852            163,587
   Foreign government                                   --            5,090                --              5,090
   RMBS                                                 --           50,922             6,880             57,802
   CMBS                                                 --            6,947             1,916              8,863
   ABS                                                  --            8,382                --              8,382
Total fixed income
   securities                                       31,007          279,801             9,648            320,456
   Short-term investments                           11,543               50                --             11,593
   Separate account assets                       2,017,185               --                --          2,017,185
    TOTAL RECURRING BASIS
       ASSETS                                    2,059,735          279,851             9,648          2,349,234
TOTAL ASSETS AT FAIR VALUE               $       2,059,735     $    279,851     $       9,648     $    2,349,234
% of total assets at fair value                      87.7 %           11.9 %             0.4 %            100.0 %
                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded
      in life and annuity
      contracts                          $              --     $         --     $    (494,149)    $     (494,149)
TOTAL LIABILITIES AT FAIR VALUE          $              --     $         --     $    (494,149)    $     (494,149)
% of total liabilities at fair value                   -- %             -- %           100.0 %            100.0 %
                                         ==================    =============    ==============    ===============



The following table summarizes the Company's assets and liabilities measured at fair value on a recurring and non-recurring basis as of December 31, 2009:



                                                           QUOTED PRICES        SIGNIFICANT
                                                             IN ACTIVE             OTHER         SIGNIFICANT
                                                            MARKETS FOR         OBSERVABLE       UNOBSERVABLE      BALANCE AS OF
($IN THOUSANDS)                                           IDENTICAL ASSETS        INPUTS            INPUTS         DECEMBER 31,
                                                                  (LEVEL 1)        (LEVEL 2)         (LEVEL 3)              2009
ASSETS:
Fixed income securities:
   U.S. government and agencies                          $          29,273     $     52,278     $          --     $       81,551
   Municipal                                                            --            3,095                --              3,095
   Corporate                                                            --          136,484             1,089            137,573
   RMBS                                                                 --           67,975                --             67,975
   CMBS                                                                 --            8,546             1,158              9,704
   ABS                                                                  --            8,445                --              8,445
Total fixed income securities                                       29,273          276,823             2,247            308,343
   Short-term investments                                            8,507               50                --              8,557
   Separate account assets                                       2,039,647               --                --          2,039,647
    TOTAL RECURRING BASIS ASSETS                                 2,077,427          276,873             2,247          2,356,547
TOTAL ASSETS AT FAIR VALUE                               $       2,077,427     $    276,873     $       2,247     $    2,356,547
% of total assets at fair value                                      88.2 %           11.7 %             0.1 %            100.0 %
                                                         ==================    =============    ==============    ===============

LIABILITIES:
   Contractholder funds:
  Derivatives embedded in life and annuity contracts     $              --     $   (199,765)    $     (15,526)    $     (215,291)
TOTAL LIABILITIES AT FAIR VALUE                          $              --     $   (199,765)    $     (15,526)    $     (215,291)
% of total liabilities at fair value                                   -- %           92.8 %             7.2 %            100.0 %
                                                         ==================    =============    ==============    ===============





The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2010.



                                                       TOTAL REALIZED
                                                       AND UNREALIZED
                                                       GAINS (LOSSES)
($IN THOUSANDS)                                         INCLUDED IN:
                                                                                             PURCHASES,
                                                                             OCI ON            SALES,
                                    BALANCE AS OF                         STATEMENT OF     ISSUANCES AND      TRANSFERS
                                    DECEMBER 31,            NET             FINANCIAL       SETTLEMENTS,        INTO
                                        2009             INCOME (1)          POSITION         NET               LEVEL 3
                                                      ----------------
ASSETS
Fixed income securities:
Corporate                          $        1,089     $            (1)    $          --    $        7,740    $       --
RMBS                                           --                 (17)              131             9,459            --
CMBS                                        1,158                  --               758                --            --
TOTAL RECURRING
   LEVEL 3 ASSETS                  $        2,247     $           (18)    $         889    $       17,199    $       --

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts     $      (15,526)    $        (4,877)    $          --    $           --    $ (473,746)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES            $      (15,526)    $        (4,877)    $          --    $           --    $ (473,476)
                                   ---------------    ----------------    -------------    --------------    -----------





($IN THOUSANDS)

                                                 BALANCE AS OF
                                  TRANSFERS      DECEMBER 31,
                                   OUT OF
                                   LEVEL 3           2010

ASSETS
Fixed income securities:
Corporate                        $   (7,976)    $          852
RMBS                                 (2,693)             6,880
CMBS                                     --              1,916
TOTAL RECURRING
   LEVEL 3 ASSETS                $  (10,669)    $        9,648

LIABILITIES
Contractholder funds:
    Derivatives embedded in
    life and annuity contracts   $       --     $     (494,149)
 TOTAL RECURRING
    LEVEL 3 LIABILITIES          $       --     $     (494,149)
                                 -----------    ---------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     Transfers between level categorizations may occur due to changes in the availability of market observable inputs, which generally are caused by changes in market conditions such as liquidity, trading volume or bid-ask spreads. Transfers between level categorizations may also occur due to changes in the valuation source. For example, in situations where a fair value quote is not provided by the Company's independent third-party valuation service provider and as a result the price is stale or has been replaced with a broker quote, the security is transferred into Level 3. Transfers in and out of level categorizations are reported as having occurred at the beginning of the quarter in which the transfer occurred. Therefore, for all transfers into Level 3, all realized and changes in unrealized gains and losses in the quarter of transfer are reflected in the Level 3 rollforward table.

     There  were  no  transfers  between  Level  1  and  Level  2  during  2010.

     Transfers out of Level 3 during 2010, including those related to Corporate fixed income securities and RMBS, included situations where a broker quote was used in a prior period and a fair value quote became available from the Company's independent third-party valuation service provider in the current period. A quote utilizing the new pricing source was not available as of the prior period, and any gains or losses related to the change in valuation source for individual securities were not significant.

     Transfers into Level 3 during 2010 also included derivatives embedded in equity-indexed life and annuity contracts due to refinements in the valuation modeling resulting in an increase in significance of non-market observable inputs.



The following table provides the total gains and (losses) included in net income during 2010 for Level 3 assets still held as of December 31, 2010.



($IN THOUSANDS)
ASSETS
Fixed income securities:
Corporate                               $    (2)
RMBS                                        (11)
CMBS                                         (1)
TOTAL RECURRING LEVEL 3 ASSETS          $   (14)
                                        --------

LIABILITIES
  Contractholder funds:
 Derivatives embedded in life
and annuity contracts                   $(4,877)
TOTAL RECURRING LEVEL 3 LIABILITIES     $(4,877)
                                        --------


The amounts in the table above represent losses included in net income during 2010 for the period of time that the asset was determined to be in Level 3. The amounts attributable to fixed income securities are reported in the Statements of Operations and Comprehensive Income in net investment income. The amount attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2009.





                                                 TOTAL REALIZED
                                                 AND UNREALIZED
                                                 GAINS (LOSSES)
($IN THOUSANDS)                                   INCLUDED IN:
                                                                        OCI ON            PURCHASES,             NET
                              BALANCE AS OF                          STATEMENT OF      SALES, ISSUANCES      TRANSFERS IN
                              DECEMBER 31,                            FINANCIAL              AND             AND/OR (OUT)
                                       2008     NET INCOME (1)      POSITION          SETTLEMENTS, NET      OF LEVEL 3
                                                ----------------
ASSETS
Fixed income securities:
Corporate                    $        1,307     $            (2)    $          96     $            (216)    $         (96)
CMBS                                     --                  --               535                    --               623
ABS                                   6,002                 288               (19)               (6,271)               --
TOTAL RECURRING
   LEVEL 3 ASSETS            $        7,309     $           286     $         612     $          (6,487)    $         527

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                    $      (36,544)    $        19,984     $          --     $           1,034     $          --
   TOTAL RECURRING
     LEVEL 3 LIABILITIES     $      (36,544)    $        19,984     $          --     $           1,034     $          --
                             ---------------    ----------------    --------------    ------------------    --------------


                                 TOTAL
                            GAINS (LOSSES)
                            INCLUDED IN NET
                              INCOME FOR
($IN THOUSANDS)                FINANCIAL
                                                   INSTRUMENTS
                             BALANCE AS OF       STILL HELD AS OF
                             DECEMBER 31,          DECEMBER 31,
                                       2009               2009 (2)

ASSETS
Fixed income securities:
Corporate                  $          1,089     $              (2)
CMBS                                  1,158                    --
ABS                                      --                    --
TOTAL RECURRING
   LEVEL 3 ASSETS          $          2,247     $              (2)

LIABILITIES
Contractholder funds:
Derivatives embedded
 in life and annuity
contracts                  $        (15,526)    $          19,984
   TOTAL RECURRING
     LEVEL 3 LIABILITIES   $        (15,526)    $          19,984
                           -----------------    ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $288 thousand in realized capital gains and losses and $(2) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.



The following table presents the rollforward of Level 3 assets and liabilities held at fair value on a recurring basis during the year ended December 31, 2008.



                                                   TOTAL REALIZED
                                                   AND UNREALIZED                                                  TOTAL
                                                   GAINS (LOSSES)                                             GAINS (LOSSES)
($IN THOUSANDS)                                     INCLUDED IN:                                                INCLUDED IN
                                                  ================                                            ===============


                                                                          OCI ON            PURCHASES,
                                BALANCE AS OF                           STATEMENT        SALES, ISSUANCES      BALANCE AS OF
                                 JANUARY 1,             NET            OF FINANCIAL            AND             DECEMBER 31,
                                         2008     INCOME (1)          POSITION          SETTLEMENTS, NET                2008
                                                  ----------------
ASSETS
Fixed income securities:
Corporate                      $        1,500     $            (1)    $          --     $            (192)    $        1,307
ABS                                    10,484                 181              (434)               (4,229)             6,002
   TOTAL RECURRING LEVEL 3
      ASSETS                   $       11,984     $           180     $        (434)    $          (4,421)    $        7,309

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts     $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
   TOTAL RECURRING LEVEL 3
      LIABILITIES              $         (256)    $       (36,498)    $          --     $             210     $      (36,544)
                               ---------------    ----------------    --------------    ------------------    ---------------





($IN THOUSANDS)

                               NET INCOME FOR
                                 FINANCIAL
                                INSTRUMENTS
                              STILL HELD AS OF
                                DECEMBER 31,
                                       2008 (2)

ASSETS
Fixed income securities:
Corporate                    $              (2)
ABS                                         (1)
   TOTAL RECURRING LEVEL 3
      ASSETS                 $              (3)

LIABILITIES
Contractholder funds:
Derivatives embedded in
life and annuity contracts   $         (36,498)
   TOTAL RECURRING LEVEL 3
      LIABILITIES            $         (36,498)
                             ------------------


__________________
(1) The amount above attributable to fixed income securities is reported in the Statements of Operations and Comprehensive Income as follows: $185 thousand in realized capital gains and losses and $(5) thousand in net investment income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

(2) The amount above attributable to fixed income securities is reported as a component of net investment income in the Statements of Operations and Comprehensive Income. The amount above attributable to derivatives embedded in life and annuity contracts is reported as a component of contract benefits and is ceded in accordance with the Company's reinsurance agreements.

     As of December 31, 2010 and 2009, financial instruments not carried at fair value included contractholder funds on investment contracts. The carrying value and fair value of contractholder funds on investment contracts were $12.69 billion and $11.66 billion, respectively, as of December 31, 2010 and were $13.64 billion and $12.64 billion, respectively, as of December 31, 2009.

     The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts utilizing prevailing market rates for similar contracts adjusted for the Company's own credit risk. Deferred annuities included in contractholder funds are valued using discounted cash flow models which incorporate market value margins, which are based on the cost of holding economic capital, and the Company's own credit risk. Immediate annuities without life contingencies are valued at the present value of future benefits using market implied interest rates which include the Company's own credit risk.

6.  DERIVATIVE  FINANCIAL  INSTRUMENTS

     The Company has derivatives embedded in non-derivative host contracts that are required to be separated from the host contracts and accounted for at fair value. The Company does not use derivatives for trading purposes. The Company's embedded derivatives are equity options in life and annuity product contracts, which provide equity returns to contractholders; and guaranteed minimum accumulation and withdrawal benefits in variable annuity contracts.


The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2010. None of these derivatives are designated as accounting hedging instruments.



                                   BALANCE         VOLUME -        FAIR
                                                  ==========    ==========
                                    SHEET          NOTIONAL       VALUE,      GROSS        GROSS
                                ==============    ==========    ==========    ======    ===========
($IN THOUSANDS)                 LOCATION          AMOUNT        NET           ASSET     LIABILITY
Equity index and forward
 starting options in life and
 annuity product                Contractholder
 contracts                      funds             $4,351,559    $(473,746)    $   --    $ (473,746)
                                --------------    ----------    ----------    ------    -----------
Guaranteed accumulation         Contractholder
benefits                        funds                228,195      (18,422)        --       (18,422)
Guaranteed withdrawal           Contractholder
 benefits                       funds                 32,473       (1,981)        --        (1,981)
TOTAL DERIVATIVES                                 $4,612,227    $(494,149)    $   --    $ (494,149)



     The following table provides a summary of the volume and fair value positions of embedded derivative financial instruments as well as their reporting location in the Statement of Financial Position as of December 31, 2009. None of these derivatives are designated as accounting hedging instruments.





                                  BALANCE         VOLUME -        FAIR
                                   SHEET          NOTIONAL       VALUE,      GROSS        GROSS
($IN THOUSANDS)                LOCATION          AMOUNT        NET           ASSET     LIABILITY
                                                 ==========    ==========    ======    ===========
Equity index and forward
starting options in life and   Contractholder
 annuity product contracts     funds             $4,018,238    $(199,765)    $   --    $ (199,765)
                               --------------    ----------    ----------    ------    -----------
Guaranteed accumulation        Contractholder
 benefits                      funds                237,005      (13,690)        --       (13,690)
Guaranteed withdrawal          Contractholder
 benefits                      funds                 37,835       (1,836)        --        (1,836)
TOTAL DERIVATIVES                                $4,293,078    $(215,291)    $   --    $ (215,291)



     For the year ended December 31, 2010 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $31.0 million and $(4.9) million, respectively, which in turn were ceded to ALIC. For the year ended December 31, 2009 gains and losses from valuation and settlements on embedded derivative financial instruments recorded in interest credited to contractholder funds and contract benefits were $(166.3) million and $21.0 million, respectively, which in turn were ceded to ALIC.

OFF-BALANCE-SHEET FINANCIAL INSTRUMENTS

     There were no off-balance-sheet financial instruments as of December 31, 2010 or 2009.

7. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS As of December 31, the reserve for life-contingent contract benefits consists  of  the  following:

($IN THOUSANDS)                             2010          2009
Traditional life insurance            $1,363,098    $1,280,461
                                      ----------    ----------
Immediate fixed annuities                680,467       686,057
Accident and health insurance            961,030       831,211
Other                                      6,722         7,658
Total reserve for life-contingent
contract benefits                     $3,011,317    $2,805,387
                                      ----------    ----------





     The following table highlights the key assumptions generally used in calculating the reserve for life-contingent contract benefits:



                                                                  INTEREST
                                                         ==========================
PRODUCT                MORTALITY                         RATE
                       ==============================    ==========================
Traditional            Actual company experience         Interest rate assumptions
life insurance         plus loading                      range from 4.0% to 8.0%
-------------------    ------------------------------    --------------------------
                       1983 individual annuity
                       mortality table with internal
                       modifications; 1983
                       individual annuity
                       mortality  table; Annuity 2000
Immediate              mortality  table with internal    Interest rate assumptions
fixed annuities        modifications                     range from 1.2% to 8.8%
Accident and health
 insurance             Actual company experience
                       plus loading
Other:
Variable annuity
guaranteed minimum               100% of Annuity 2000    Interest rate assumptions
death benefits         mortality table                   range from 4.2% to 5.2%

                                           ESTIMATION
                     ------------------------------------------------------
PRODUCT              METHOD

Traditional          Net level premium reserve
life insurance       method using the Company's withdrawal experience rates
-------------------  ------------------------------------------------------




                     Present value of expected future
Immediate            benefits based on historical
fixed annuities      experience
Accident and health
 insurance           Unearned premium; additional
                     contract reserves for mortality risk
Other:
Variable annuity
guaranteed minimum   Projected benefit ratio applied to
death benefits       cumulative assessments


As  of  December  31,  contractholder  funds  consist  of  the  following:



($IN THOUSANDS)                               2010           2009
Interest-sensitive life insurance      $ 4,314,502    $ 3,844,319
Investment contracts:
     Fixed annuities                    12,728,648     13,675,700
     Other investment contracts            203,921        113,008
        Total contractholder funds     $17,247,071    $17,633,027
                                       -----------    -----------


The following table highlights the key contract provisions relating to contractholder funds:



PRODUCT                               INTEREST RATE                           WITHDRAWAL/SURRENDER CHARGES
                                      ====================================    ==============================================
                                      Interest rates credited range
                                      from 0% to 11.5% for equity-
                                      indexed life (whose returns
                                      are indexed to the S&P 500)             Either a percentage of account balance or
Interest-sensitive life insurance     and 2.7% to 6.0% for all                dollar amount grading off generally over 20
                                      other products                          years
                                      ------------------------------------    ----------------------------------------------
                                      Interest rates credited range from
                                      0% to 8.8% for immediate annuities;     Either a declining or a level percentage
                                      0% to 14.0% for equity-indexed          charge generally over nine years or less.
                                      annuities (whose returns are            Additionally, approximately 19.0% of fixed
Fixed annuities                       indexed to the S&P 500); and  1.0%      annuities are subject to market value
                                      to 8.5% for all other products          adjustment for discretionary withdrawals.
Other investment contracts:
Guaranteed minimum income,
 accumulation and withdrawal
benefits on variable annuities and
 secondary guarantees on interest-                                            Withdrawal and surrender charges are based
sensitive life insurance and fixed    Interest rates used in establishing     on the terms of the related interest-sensitive
annuities                             reserves range from 1.8% to 10.3%       life insurance or fixed annuity contract.




Contractholder  funds  activity  for  the years ended December 31 is as follows:



($IN THOUSANDS)                                     2010                2009
Balance, beginning of year               $    17,633,027     $    17,787,376
                                         ----------------    ----------------
Deposits                                       1,521,086           1,751,516
Interest credited                                743,075             821,046
Benefits                                        (504,789)           (523,905)
Surrenders and partial withdrawals            (1,811,355)         (1,826,122)
Contract charges                                (471,729)           (417,398)
Net transfers from separate accounts              18,788              14,400
Other adjustments                                118,968              26,114
Balance, end of year                     $    17,247,071     $     17,633,027
                                         ----------------    ----------------


The table below presents information regarding the Company's variable annuity contracts with guarantees. The Company's variable annuity contracts may offer more than one type of guarantee in each contract; therefore, the sum of amounts listed exceeds the total account balances of variable annuity contracts' separate accounts with guarantees.



($IN MILLIONS)                                         DECEMBER 31,
                                             ==========================
                                                      2010         2009
                                             -------------
In the event of death
   Separate account value                    $     1,318.1    $ 1,405.4
   Net amount at risk (1)                    $       126.3    $   213.1
   Average attained age of
contractholders                                   57 years     57 years

At annuitization (includes income
benefit guarantees)
   Separate account value                    $       252.8    $   263.7
   Net amount at risk (2)                    $        40.9    $    75.9
   Weighted average waiting period until
      annuitization options available              3 years      3 years

For cumulative periodic withdrawals
   Separate account value                    $        33.1    $    37.8
   Net amount at risk (3)                    $         0.3    $     0.6

Accumulation at specified dates
   Separate account value                    $       233.7    $   236.8
   Net amount at risk (4)                    $        18.9    $    26.9
   Weighted average waiting period
until guarantee date                               9 years     10 years


______________________
(1) Defined as the estimated current guaranteed minimum death benefit in excess of the current account balance as of the balance sheet date.

(2) Defined as the estimated present value of the guaranteed minimum annuity payments in excess of the current account balance.

(3) Defined as the estimated current guaranteed minimum withdrawal balance (initial deposit) in excess of the current account balance as of the balance sheet date.

(4) Defined as the estimated present value of the guaranteed minimum accumulation balance in excess of the current account balance.

     As of December 31, 2010, liabilities for guarantees included reserves for variable annuity death benefits of $6.7 million, variable annuity income benefits of $19.8 million, variable annuity accumulation benefits of $18.4 million, variable annuity withdrawal benefits of $2.0 million and interest-sensitive life and fixed annuity guarantees of $163.7 million. As of December 31, 2009, liabilities for guarantees included reserves for variable annuity death benefits of $7.7 million, variable annuity income benefits of $24.7 million, variable annuity accumulation benefits of $13.7 million, variable annuity withdrawal benefits of $1.8 million and interest-sensitive life and fixed annuity guarantees of $72.8 million.

8.  REINSURANCE

     The Company has reinsurance agreements under which it reinsures all of its business to ALIC or other non-affiliated reinsurers. Under the agreements, premiums, contract charges, interest credited to contractholder funds, contract benefits and substantially all expenses are reinsured. The Company purchases reinsurance to limit aggregate and single losses on large risks. The Company cedes a portion of the mortality risk on certain life policies under coinsurance agreements to a pool of twelve non-affiliated reinsurers.

     As of December 31, 2010, 90.6% of the total reinsurance recoverables were related to ALIC and 9.4% were related to non-affiliated reinsurers. At both December 31, 2010 and 2009, 97% of the Company's non-affiliated reinsurance recoverables are due from companies rated A or better by S&P.

     The effects of reinsurance on premiums and contract charges for the years ended December 31 are as follows:




($IN THOUSANDS)                                   2010                   2009           2008
PREMIUMS AND CONTRACT CHARGES
Direct                             $         1,228,272     $        1,194,526     $1,138,747
Assumed                                          7,465                  7,849          8,576
Ceded:
Affiliate                                     (782,113)              (734,369)      (691,267)
Non-affiliate                                 (453,624)              (468,006)      (456,056)
Premiums and contract charges,
net of reinsurance                 $                --     $               --     $        --
                                   --------------------    -------------------    -----------



     The effects of reinsurance on interest credited to contractholder funds, contract benefits and expenses for the years ended December 31 are as follows:




($IN THOUSANDS)                                       2010            2009            2008
                                               ------------    ============    ============
INTEREST CREDITED TO CONTRACTHOLDER
FUNDS, CONTRACT BENEFITS AND EXPENSES
Direct                                         $ 2,186,031     $ 2,159,262     $ 2,065,299
Assumed                                              8,153          11,101           8,922
Ceded:
   Affiliate                                    (1,683,487)     (1,621,011)     (1,468,505)
   Non-affiliate                                  (510,697)       (549,352)       (605,716)
Interest credited to contractholder funds,
contract benefits and expenses,
net of reinsurance                             $        --     $        --     $        --
                                               ------------    ------------    ------------



9.  GUARANTEES  AND  CONTINGENT  LIABILITIES
GUARANTEES

     In the normal course of business, the Company provides standard indemnifications to contractual counterparties in connection with numerous transactions, including acquisitions and divestitures. The types of indemnifications typically provided include indemnifications for breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the maximum amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

     The aggregate liability balance related to all guarantees was not material as of December 31, 2010.

REGULATION AND COMPLIANCE

     The Company is subject to changing social, economic and regulatory conditions. From time to time, regulatory authorities or legislative bodies seek to impose additional regulations regarding agent and broker compensation, regulate the nature of and amount of investments, and otherwise expand overall regulation of insurance products and the insurance industry. The Company has established procedures and policies to facilitate compliance with laws and regulations, to foster prudent business operations, and to support financial reporting. The Company routinely reviews its practices to validate compliance with laws and regulations and with internal procedures and policies. As a result of these reviews, from time to time the Company may decide to modify some of its procedures and policies. Such modifications, and the reviews that led to them, may be accompanied by payments being made and costs being incurred. The ultimate changes and eventual effects of these actions on the Company's business, if any, are uncertain.

LEGAL AND REGULATORY PROCEEDINGS AND INQUIRIES
----------------------------------------------
BACKGROUND

     The Company and certain affiliates are involved in a number of lawsuits, regulatory inquiries, and other legal proceedings arising out of various aspects of its business. As background to the "Proceedings" subsection below, please note the following:

- These matters raise difficult and complicated factual and legal issues and are subject to many uncertainties and complexities, including the underlying facts of each matter; novel legal issues; variations between jurisdictions in which matters are being litigated, heard, or investigated; differences in applicable laws and judicial interpretations; the length of time before many of these matters might be resolved by settlement, through litigation, or otherwise; the fact that some of the lawsuits are putative class actions in which a class has not been certified and in which the purported class may not be clearly defined; the fact that some of the lawsuits involve multi-state class actions in which the applicable law(s) for the claims at issue is in dispute and therefore unclear; and the current challenging legal environment faced by large corporations and insurance companies.

- The outcome of these matters may be affected by decisions, verdicts, and settlements, and the timing of such decisions, verdicts, and settlements, in other individual and class action lawsuits that involve the Company, other insurers, or other entities and by other legal, governmental, and regulatory actions that involve the Company, other insurers, or other entities. The outcome may also be affected by future state or federal legislation, the timing or substance of which cannot be predicted.

- In the lawsuits, plaintiffs seek a variety of remedies which may include equitable relief in the form of injunctive and other remedies and monetary relief in the form of contractual and extra-contractual damages. In some cases, the monetary damages sought may include punitive or treble damages. Often specific information about the relief sought, such as the amount of damages, is not available because plaintiffs have not requested specific relief in their pleadings. When specific monetary demands are made, they are often set just below a state court jurisdictional limit in order to seek the maximum amount available in state court, regardless of the specifics of the case, while still avoiding the risk of removal to federal court. In the Company's experience, monetary demands in pleadings bear little relation to the ultimate loss, if any, to the Company.

- In connection with regulatory examinations and proceedings, government authorities may seek various forms of relief, including penalties, restitution and changes in business practices. The Company may not be advised of the nature and extent of relief sought until the final stages of the examination or proceeding.

- For the reasons specified above, it is not possible to make meaningful estimates of the amount or range of loss that could result from the matters described below in the "Proceedings" subsection. The Company reviews these matters on an ongoing basis and follows appropriate accounting guidance when making accrual and disclosure decisions. When assessing reasonably possible and probable outcomes, the Company bases its decisions on its assessment of the ultimate outcome following all appeals.

- Due to the complexity and scope of the matters disclosed in the "Proceedings" subsection below and the many uncertainties that exist, the ultimate outcome of these matters cannot be reasonably predicted. In the event of an unfavorable outcome in one or more of these matters, the ultimate liability may be in excess of amounts currently reserved, if any, and may be material to the Company's operating results or cash flows for a particular quarterly or annual period. However, based on information currently known to it, management believes that the ultimate outcome of all matters described below, as they are resolved over time, is not likely to have a material adverse effect on the financial position of the Company.

PROCEEDINGS

     Legal proceedings involving Allstate agencies and AIC may impact the Company, even when the Company is not directly involved, because the Company sells its products through a variety of distribution channels including Allstate agencies. Consequently, information about the more significant of these proceedings is provided in the following paragraph.

AIC is defending certain matters relating to its agency program reorganization announced in 1999. These matters are in various stages of development.

- These matters include a lawsuit filed in 2001 by the U.S. Equal Employment Opportunity Commission ("EEOC") alleging retaliation under federal civil rights laws (the "EEOC I" suit) and a class action filed in 2001 by former employee agents alleging retaliation and age discrimination under the Age Discrimination in Employment Act ("ADEA"), breach of contract and ERISA violations (the "Romero I" suit). In 2004, in the consolidated EEOC I and Romero I litigation, the trial court issued a memorandum and order that, among other things, certified classes of agents, including a mandatory class of agents who had signed a release, for purposes of effecting the court's declaratory judgment that the release is voidable at the option of the release signer. The court also ordered that an agent who voids the release must return to AIC "any and all benefits received by the [agent] in exchange for signing the release." The court also stated that, "on the undisputed facts of record, there is no basis for claims of age discrimination." The EEOC and plaintiffs asked the court to clarify and/or reconsider its memorandum and order and in January 2007, the judge denied their request. In June 2007, the court granted AIC's motions for summary judgment. Following plaintiffs' filing of a notice of appeal, the U.S. Court of Appeals for the Third Circuit ("Third Circuit") issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of the federal law and thus not appealable at this time. In March 2008, the Third Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's summary judgment motions, remanded the cases to the trial court for additional discovery, and directed that the cases be reassigned to another trial court judge. In January 2010, the cases were assigned to a new judge for further proceedings in the trial court.

- A putative nationwide class action has also been filed by former employee agents alleging various violations of ERISA, including a worker classification issue. These plaintiffs are challenging certain amendments to the Agents Pension Plan and are seeking to have exclusive agent independent contractors treated as employees for benefit purposes. This matter was dismissed with prejudice by the trial court, was the subject of further proceedings on appeal, and was reversed and remanded to the trial court in 2005. In June 2007, the court granted AIC's motion to dismiss the case. Following plaintiffs' filing of a notice of appeal, the Third Circuit issued an order in December 2007 stating that the notice of appeal was not taken from a final order within the meaning of
the federal law and thus not appealable at this time.   In March 2008, the Third
Circuit decided that the appeal should not summarily be dismissed and that the question of whether the matter is appealable at this time will be addressed by the Third Circuit along with the merits of the appeal. In July 2009, the Third Circuit vacated the decision which granted AIC's motion to dismiss the case, remanded the case to the trial court for additional discovery, and directed that the case be reassigned to another trial court judge. In January 2010, the case was assigned to a new judge for further proceedings in the trial court.

     In these agency program reorganization matters, plaintiffs seek compensatory and punitive damages, and equitable relief. AIC has been vigorously defending these lawsuits and other matters related to its agency program reorganization.

OTHER MATTERS

     Various other legal, governmental, and regulatory actions, including state market conduct exams, and other governmental and regulatory inquiries are pending from time to time that involve the Company and specific aspects of its conduct of business. Like other members of the insurance industry, the Company is the target of a number of lawsuits and proceedings, some of which involve claims for substantial or indeterminate amounts. These actions are based on a variety of issues and target a range of the Company's practices. The outcome of these disputes is currently unpredictable. However, based on information currently known to it and the existence of the reinsurance agreements with ALIC, management believes that the ultimate outcome of all matters described in this "Other Matters" subsection, in excess of amounts currently reserved, if any, as they are resolved over time, is not likely to have a material effect on the operating results, cash flows or financial position of the Company.

10.  INCOME  TAXES

     The Company joins the Corporation and its other domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company also has a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and costs related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

     The Internal Revenue Service ("IRS") is currently examining the Allstate Group's 2007 and 2008 federal income tax returns. The IRS has completed its examination of the Allstate Group's federal income tax returns through 2006 and the statute of limitations has expired on years prior to 2005. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material effect on the results of operations, cash flows or financial position of the Company.

     The Company had no liability for unrecognized tax benefits as of December 31, 2010 or 2009, and believes it is reasonably possible that the liability balance will not significantly increase within the next twelve months. No amounts have been accrued for interest or penalties.

     The components of the deferred income tax assets and liabilities as of December 31 are as follows:




($IN THOUSANDS)                       2010        2009
                                   --------    ========
DEFERRED ASSETS
Tax credit carryforward            $     7     $    --
Total deferred assets                    7          --
                                   --------    --------

DEFERRED LIABILITIES
Unrealized net capital gains        (5,463)     (2,995)
Other liabilities                     (377)       (305)
Total deferred liabilities          (5,840)     (3,300)
                                   --------    --------
      Net deferred liabilities     $(5,833)    $(3,300)
                                   --------    --------



     Although realization is not assured, management believes it is more likely than not that the deferred tax assets will be realized based on the Company's assessment that the deductions ultimately recognized for tax purposes will be fully utilized.

     The components of income tax expense for the years ended December 31 are as follows:




($IN THOUSANDS)                2010      2009      2008
                             ======    ======
Current                      $4,386    $4,447    $7,054
                             ------    ------    -------
Deferred                         65       187      (136)
Total income tax expense     $4,451    $4,634    $6,918
                             ------    ------    -------



     As of December 31, 2010, the Company has tax credit carryforwards of $7 thousand which will be available to offset future tax liabilities. These carryforwards will expire at the end of 2029 and 2030.

     The Company paid income taxes of $4.7 million, $6.8 million and $4.9 million in 2010, 2009 and 2008, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the years ended December 31 is as follows:




                                   2010     2009     2008
Statutory federal income tax rate  35.0%    35.0%    35.0%
                                   -----    -----    -----
Other                              (0.1)    (0.1)    (0.2)
Effective income tax rate          34.9%    34.9%    34.8%



11.   STATUTORY  FINANCIAL  INFORMATION

     The Company prepares its statutory-basis financial statements in conformity with accounting practices prescribed or permitted by the State of Nebraska. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The State of Nebraska requires insurance companies domiciled in its state to prepare statutory-basis financial statements in conformity with the NAIC Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the State of Nebraska Insurance Commissioner.

     Statutory accounting practices differ from GAAP primarily since they require charging policy acquisition and certain sales inducement costs to expense as incurred, establishing life insurance reserves based on different actuarial assumptions, and valuing certain investments and establishing deferred taxes on a different basis.

     Statutory net income for 2010, 2009, and 2008 was $8.7 million, $8.5 million and $7.8 million, respectively. Statutory capital and surplus was $310.8 million and $306.0 million as of December 31, 2010 and 2009, respectively.

DIVIDENDS

     The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in conformity with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can pay during 2011 without prior approval of the Nebraska Department of Insurance is $31.1 million. The Company did not pay any dividends in 2010.

12.  OTHER  COMPREHENSIVE  INCOME

     The components of other comprehensive income (loss) on a pre-tax and after-tax basis for the years ended December 31 are as follows:



($IN THOUSANDS)                                               2010
                                                            =========
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------
Unrealized net holding gains arising during the period      $  7,746     $ (2,711)    $    5,035
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                         694         (243)           451
Unrealized net capital gains and losses                        7,052       (2,468)         4,584
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  7,052     $ (2,468)    $    4,584

                                                                2009
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding gains arising during the period      $ 10,135     $ (3,547)    $    6,588
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       1,238         (433)           805
Unrealized net capital gains and losses                        8,897       (3,114)         5,783
                                                            ---------    ---------    -----------
Other comprehensive income                                  $  8,897     $ (3,114)    $    5,783

                                                                2008
                                                            PRE-TAX      TAX          AFTER-TAX
                                                            ---------                 -----------
Unrealized net holding losses arising during the period     $ (3,078)    $  1,077     $   (2,001)
                                                            ---------    ---------    -----------
Less: reclassification adjustment of realized
capital gains and losses                                       3,615       (1,265)         2,350
Unrealized net capital gains and losses                       (6,693)       2,342         (4,351)
                                                            ---------    ---------    -----------
Other comprehensive loss                                    $ (6,693)    $  2,342     $   (4,351)




                          LINCOLN BENEFIT LIFE COMPANY
                      SCHEDULE I - SUMMARY OF INVESTMENTS
                   OTHER THAN INVESTMENTS IN RELATED PARTIES
                               DECEMBER 31, 2010




                                                                       AMOUNT AT
                                                                         WHICH
                                                                        SHOWN IN
                                            AMORTIZED       FAIR      THE BALANCE
($IN THOUSANDS)                             COST          VALUE       SHEET
                                            ==========    ========    ------------
Type of investment
----------------------------------------
Fixed maturities:
 Bonds:
   United States government, government
agencies and authorities                    $   70,426    $ 73,556    $     73,556
   States, municipalities and political
subdivisions                                     2,999       3,176           3,176
   Foreign governments                           4,998       5,090           5,090
   Public utilities                             14,013      15,063          15,063
   All other corporate bonds                   140,248     148,524         148,524
 Asset-backed securities                         8,265       8,382           8,382
 Residential mortgage-backed securities         55,376      57,802          57,802
 Commercial mortgage-backed securities           8,523       8,863           8,863

   Total fixed maturities                      304,848     320,456         320,456
                                            ----------    --------    ------------

Short-term investments                          11,593      11,593          11,593

   Total investments                        $  316,441    $332,049    $    332,049




                          LINCOLN BENEFIT LIFE COMPANY
                           SCHEDULE IV - REINSURANCE





($IN THOUSANDS)                                                      ASSUMED                  PERCENTAGE
                                                                                              -----------
                                                   CEDED TO          FROM                     OF AMOUNT
                                   GROSS           OTHER             OTHER         NET        ASSUMED
                                   AMOUNT          COMPANIES (1)     COMPANIES     AMOUNT     TO NET
YEAR ENDED DECEMBER 31, 2010
Life insurance in force            $358,242,997    $  364,544,022    $6,301,025    $    --           -- %

Premiums and contract charges:
Life and annuities                 $  1,111,971    $    1,119,436    $    7,465    $    --           -- %
Accident and health insurance           116,301           116,301            --         --           -- %
                                   $  1,228,272    $    1,235,737    $    7,465    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2009
Life insurance in force            $349,952,260    $  356,581,252    $6,628,992    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,072,840    $    1,080,689    $    7,849    $    --           -- %
 Accident and health insurance          121,686           121,686            --         --           -- %
                                   $  1,194,526    $    1,202,375    $    7,849    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------

YEAR ENDED DECEMBER 31, 2008
Life insurance in force            $337,177,898    $  344,250,029    $7,072,131    $    --           -- %

Premiums and contract charges:
 Life and annuities                $  1,017,339    $    1,025,915    $    8,576    $    --           -- %
 Accident and health insurance          121,408           121,408            --         --           -- %
                                   $  1,138,747    $    1,147,323    $    8,576    $    --           -- %
                                   ------------    --------------    ----------    -------    -----------


____________
(1) No reinsurance or coinsurance income was netted against premiums ceded in 2010, 2009 and 2008.

                                    PART C
                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(a) Financial Statements

The following financial statements are included in Part A of the Registration
Statement:

None

The following financial statements are included in Part B of the Registration
Statement:

The financial statements and the related financial statement schedules for Lincoln Benefit Life Company as of December 31, 2010 and 2009, and for each of the three years in the period ended December 31, 2010, and related financial statement schedules.

The financial statements of the sub-accounts comprising the Separate Account as of December 31, 2010, and for each of the years in the two-year period then ended.

The following financial statements are included in Part C of the Registration
Statement:

None

(b) Exhibits


(1) Resolution of the Board of Directors of Lincoln Benefit Life Company authorizing the establishment of the
    Lincoln Benefit

    Life Variable Annuity Account                                                                                           (2)

(2) Custody Agreements                                                                                         (not applicable)

(3) (a) Principal Underwriting Agreement                                                                                    (3)

    (b) Specimen Selling Agreement                                                                                          (4)

    (c) Form of Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements,
        and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life
        Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life
        Insurance Company, Allstate Distributors, LLC & Lincoln Benefit Life Company.                          (filed herewith)

(4) (a) Consultant Solutions Classic Variable Annuity Contract                                                             (10)

    (b) Consultant Solutions Elite Variable Annuity Contract                                                               (10)

    (c) Consultant Solutions Plus Variable Annuity Contract                                                                (10)

    (d) Consultant Solutions Select Variable Annuity Contract                                                              (10)

    (e) Accumulation Benefit Rider                                                                                         (10)

    (f) MAV Rider                                                                                                          (11)

    (g) Annual Increase Rider                                                                                              (10)

    (h) Enhanced Earnings Rider                                                                                            (10)

    (i) Income Protection Rider                                                                                            (10)

    (j) Annuity Loan Rider                                                                                                 (10)

    (k) Grantor Trust Rider                                                                                                (10)

    (l) Charitable Remainder Trust Rider                                                                                   (10)

    (m) Unisex Rider                                                                                                       (11)

    (n) Waiver of Charges Rider                                                                                            (10)

    (o) Joint Annuitants Rider                                                                                             (10)

    (p) Spousal Benefit Rider                                                                                              (11)

    (q) Withdrawal Benefit Rider                                                                                           (11)

(5) Application for Contract                                                                                               (10)

(6) Depositor--Corporate Documents

    (a) Articles of Incorporation of Lincoln Benefit Life Company, as amended                                               (1)

    (b) By-Laws of Lincoln Benefit Life Company                                                                             (1)

(7)

    (a) Reinsurance Contract                                                                                                (2)


     (b) Indemnity Reinsurance Agreement Between Allstate Life Insurance Company and The

         Prudential Insurance Company of America dated June 1, 2006                                                      (12)

(8)      Participation Agreements:

     (a) Form of Participation Agreement among Lincoln Benefit Life Company,

         The Universal Institutional Funds, Inc. and Miller Anderson & Sherrerd, LLP                                      (5)

     (b) Form of Participation Agreement among PIMCO Variable Insurance Trust,

         Lincoln Benefit Life Company and PIMCO Funds Distributor LLC                                                     (5)

     (c) Form of Participation Agreement between Salomon Brothers Variable

         Series Funds Inc., and Salomon Brothers Asset Management Inc                                                     (5)

     (d) Form of Participation Agreement between Lincoln Benefit Life Company and LSA Variable Series
         Trust                                                                                                            (6)

     (e) (1) Form of Participation Agreement between Lincoln Benefit Life Company and OCC Accumulation
         Trust                                                                                                            (5)

     (e) (2) Amendment to Participation Agreement Among OCC Accumulation

         Trust, OCC Distributors, and Lincoln Benefit Life Company                                                        (7)

     (f) Fund Participation Agreement between Janus Aspen Series and Lincoln Benefit Life Company                         (1)

     (g) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund and Fidelity Distributors Corporation                                           (1)

     (h) Participation Agreement among Lincoln Benefit Life Company,

         Variable Insurance Products Fund II and Fidelity Distributors Corporation                                        (1)

     (i) Form of Participation Agreement among MFS Variable Insurance Trust,

         Lincoln Benefit Life Company, and Massachusetts Financial Services

         Company                                                                                                          (1)

     (j) Participation Agreement among the Alger American Fund, Lincoln

         Benefit Life Company and Fred Alger and Company, Incorporated                                                    (1)

     (k) Form of Participation Agreement among Lincoln Benefit Life Company,

         T. Rowe Price Equity Series, Inc., T. Rowe Price International

         Series, Inc., and T. Rowe Price Investment Services, Inc                                                         (1)

     (l) Form of Participation Agreement among Rydex Variable Trust, Padco

         Financial Services, and Lincoln Benefit Life Company                                                             (7)

     (m) Fund Participation Agreement between Lincoln Benefit Life Company,

         Scudder Variable Insurance Trust, and Deutsche Asset Management, Inc                                             (9)

     (n) Form of Participation Agreement among AIM Variable Insurance Funds, Inc.,

         AIM Distributors, Inc., and Lincoln Benefit Life Company                                                         (8)

     (o) Form of Participation Agreement among Van Kampen Investment Trust,

         Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Lincoln Benefit Life Company                      (8)

     (p) Form of Participation Agreement (Service Shares) among Janus Aspen Series and Lincoln Benefit Life
         Company                                                                                                          (8)

     (q) Form of Participation Agreement among Panorama Series Fund, Inc.,

         OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                                         (8)

     (r) Form of Participation Agreement among Oppenheimer Variable

         Account Funds, OppenheimerFunds, Inc., and Lincoln Benefit Life Company                                          (8)

     (s) Form of Participation Agreement among Putnam Variable Trust,

         Putnam Retail Management, Inc., and Lincoln Benefit Life Company                                                 (8)

     (t) Form of Participation Agreement among Van Eck Worldwide Insurance

         Trust, Van Eck Securities Corporation, Van Eck Associates

         Corporation, and Lincoln Benefit Life Company                                                                   (10)

(9)  Opinion and Consent of Counsel                                                                                      (13)

(10) Consent of Independent Registered Public Accounting Firm                                                (filed herewith)

(11) Financial Statements Omitted from Item 23                                                               (not applicable)

(12) Initial Capitalization Agreement                                                                        (not applicable)

(99) (a) Powers of Attorney for Lawrence W. Dahl, Matthew S. Easley, Samuel H. Pilch, John C. Pintozzi and
         Steven C. Verney                                                                                                (13)

(99) (b) Power of Attorney for Matthew E. Winter                                                                         (14)

(99) (c) Power of Attorney for Anurag Chandra                                                                (filed herewith)

(1)Registration Statement on Form S-6 for Lincoln Benefit Life Variable Life Account, File No. 333-47717, filed March 11, 1998

(2)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924, filed April 21, 1998.

(3)Post-Effective Amendment No. 1 to Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed January 28, 1999.

(4)Post-Effective Amendment No. 3 to Registration statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-50545, 811-7924 filed April 1, 1999.

(5)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed July 8, 1999.

(6)Pre-effective Amendment No. 1 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, filed September 29, 1999.

(7)Post-Effective Amendment No. 2 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-82427, Filed January 17, 2001.

(8)Post-Effective Amendment on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-61146, Filed August 8, 2001.

(9)Incorporated by reference from Registration Statement on Form N-6 for Lincoln Benefit Life Variable Life Account, File No. 333-100132, 811-7972, Filed September 27, 2002.

(10)Registration Statement on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, Filed October 14, 2003

(11)Post-Effective Amendment No. 4 on Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688, 811-7924, filed February 18, 2005.

(12)Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, File No. 333-141909, filed June 20, 2007.

(13)Incorporated by reference to Post-Effective Amendment No. 9 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File No. 333-109688 and 811-7924, filed April 24, 2009.

(14)Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 for Lincoln Benefit Life Variable Annuity Account, File Nos. 333-109688 and 811-7924, filed April 14, 2010.

ITEM 25.DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of Lincoln Benefit Life Company are listed below. Their principal business address is 2940 South 84th Street, Lincoln, Nebraska 68506.

NAME                        POSITION/OFFICE WITH DEPOSITOR
----                        --------------------------------------------------------------------------
Matthew E. Winter.......... Director, Chairman of the Board and Chief Executive Officer
Lawrence W. Dahl........... Director, President and Chief Operating Officer
Matthew S. Easley.......... Director and Senior Vice President
Susan L. Lees.............. Director, Senior Vice President, General Counsel and Secretary
John C. Pintozzi........... Director, Sr. Vice President and Chief Financial Officer
Anurag Chandra............. Director and Senior Vice President
Samuel H. Pilch............ Group Vice President and Controller
Robert K. Becker........... Senior Vice President
Mark A. Green.............. Senior Vice President
Judith P. Greffin.......... Sr. Vice President
Dean M. Way................ Associate Vice President and Actuary
Steven C. Verney........... Vice President and Assistant Treasurer
William F. Emmons.......... Assistant Secretary
D. Scott Harper............ Vice President
Errol Cramer............... Appointed Actuary and Assistant Vice President
Richard C. Crist, Jr....... Vice President and Chief Privacy Officer
Jeffrey J. McRae........... Vice President and Assistant Treasurer
Sarah R. Donahue........... Assistant Vice President
Lisa J. Flanary............ Assistant Vice President
Maria D. McNitt............ Assistant Vice President
Mary J. McGinn............. Assistant Secretary
Keith A. Hauschildt........ Assistant Vice President and Chief Compliance Officer
Mario Rizzo................ Vice President and Treasurer
Robert E. Transon.......... Assistant Vice President
Timothy N. Vander Pas...... Assistant Vice President
Richard Zaharias........... Assistant Vice President
A.J. Ijaz.................. Assistant Vice President

ITEM 26.PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR
        REGISTRANT

See Annual Report on Form 10-K of The Allstate Corporation, File No. 001-11840, filed February 24, 2011.

ITEM 27.NUMBER OF CONTRACT OWNERS

As of February 28, 2011, there were 9,721 contracts.

ITEM 28.INDEMNIFICATION

The Articles of Incorporation of Lincoln Benefit Life Company (Depositor) provide for the indemnification of its directors and officers against expenses, judgments, fines and amounts paid in settlement as incurred by such person, so long as such person shall not have been adjudged to be liable for negligence or misconduct in the performance of a duty to the Company. This right of indemnity is not exclusive of other rights to which a director or officer may otherwise be entitled.

The By-Laws of Allstate Distributors, LLC (Distributor) provide that the corporation will indemnify a director, officer, employee or agent of the corporation to the full extent of Delaware law. In general, Delaware law provides that a corporation may indemnify a director, officer, employee or agent against expenses, judgments, fines and amounts paid in settlement if that individual acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his or her conduct was unlawful. No indemnification shall be made for expenses, including attorney's fees, if the person shall have been judged to be liable to the corporation unless a court determines such person is entitled to such indemnity. Expenses incurred by such individual in defending any action or proceeding may be advanced by the corporation so long as the individual agrees to repay the corporation if it is later determined that he or she is not entitled to such indemnification.

Under the terms of the form of Underwriting Agreement, the Depositor agrees to indemnify the Distributor for any liability that the latter may incur to a Contract Owner or party-in-interest under a Contract, (a) arising out of any act or omission in the course of or in connection with rendering services under such Agreement, or (b) arising out of the purchase, retention or surrender of a Contract; provided, that the Depositor will not indemnify the Distributor for any such liability that results from the latter's willful misfeasance, bad faith or gross negligence, or from the reckless disregard by the latter of its duties and obligations under the Underwriting Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the forgoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.PRINCIPAL UNDERWRITER

Contingent on regulatory approval, ALFS, Inc ("ALFS") is expected to merge into Allstate Distributors, LLC ("ADLLC"), effective April 29, 2011. At that time, ALFS will assign its rights and delegate its duties as principal underwriter to ADLLC. This change will have no effect on Lincoln Benefit's obligations to you under your Contract.

(a) ADLLC serves as distributor for the Registrant. ADLLC also serves as distributor for the Lincoln Benefit Life Variable Life Account, which is another separate account of Lincoln Benefit. In addition, ADLLC serves as the principal distributor of certain annuity and insurance products issued by the following companies and separate accounts, all of which are affiliates of ADLLC and Lincoln Benefit:

Allstate Financial Advisors Separate Account I, Allstate Life Variable Life Separate Account A, Allstate Life of New York Separate Account A, Allstate Life of New York Variable Life Separate Account A, Charter National Variable Annuity Account, Intramerica Variable Annuity Account.

The following are the directors and officers of ADLLC. Their principal business address is 3100 Sanders Road, Northbrook, IL 60062.

 Name and Principal Business Address*
 of Each Such Person                     Positions and Offices with Underwriter
 ------------------------------------    --------------------------------------
 Robert K. Becker                        Manager and Chairman of the Board
 Lisa J. Flanary                         Manager and President
 Susan L. Lees                           Manager and Assistant Secretary
 Timothy N. Vander Pas                   Manager
 Matthew E. Winter                       Manager
 Rick Eels                               Senior Vice President
 Thomas Mahoney                          Senior Vice President
 Stanley G. Shelley                      Senior Vice President
 Mark Sutton                             Senior Vice President
 Richard C. Crist Jr.                    Vice President and Chief Privacy
                                         Officer
 Sarah R. Donahue                        Vice President
 Maribel V. Gerstner                     Vice President
 D. Scott Harper                         Vice President
 Jeffrey J. McRae                        Vice President and Assistant Treasurer
 Allen R. Reed                           Vice President General Counsel and
                                         Secretary
 Mario Rizzo                             Vice President and Assistant Treasurer
 Steven C. Verney                        Vice President and Assistant Treasurer
 William D. Webb                         Vice President and Treasurer
 Dana Goldstein                          Chief Compliance Officer
 Mary J. McGinn                          Assistant Secretary

* The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

(b) The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

         (1)                (2)             (3)         (4)         (5)
          ---         ---------------- ------------- ---------- ------------
                      Net Underwriting
   Name of Principal   Discounts and   Compensation  Brokerage
     Underwriter         Commission    on Redemption Commission Compensation
   -----------------  ---------------- ------------- ---------- ------------
        ALFS,
          Inc........        0               0           $0          0

ITEM 30.LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Lincoln Benefit Life Company, is located at 2940 South 84th Street, Lincoln, Nebraska 68506.

The Principal Underwriter, ADLLC is located at 3100 Sanders Road, Northbrook, Illinois 60062.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

ITEM 31.MANAGEMENT SERVICES None.

ITEM 32.UNDERTAKINGS

Registrant undertakes (1) to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted; (2) to include either (A) as part of any application to purchase a Contract offered by the prospectus forming part of this Registration Statement, a space that an applicant can check to request a Statement of Additional Information, or (B) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information, and (3) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS

Lincoln Benefit Life Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated
November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section 403(b)(11) to the attention of the potential participants;

4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (a) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SECTION 26(e) REPRESENTATIONS

Lincoln Benefit Life Company further represents that fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post Effective Amendment to its registration statement and has duly caused this Post-Effective Amendment to be signed on its behalf, in the City of Lincoln, and the State of Nebraska, on April 14, 2011.

                        LINCOLN BENEFIT LIFE VARIABLE
                               ANNUITY ACCOUNT
                                (Registrant)
                      By: LINCOLN BENEFIT LIFE COMPANY

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

                           LINCOLN BENEFIT LIFE COMPANY
                                 (Depositor)

                     *By:         /s/ Susan L. Lees
                           --------------------------------
                                    Susan L. Lees
                           Director, Senior Vice President,
                            General Counsel and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons and in the capacities indicated on April 14, 2011.

(Signature) (Title)


*/Lawrence W. Dahl   President, Chief Operating
-------------------- Officer & Director
 Lawrence W. Dahl    (Principal Executive Officer)

*/Matthew S. Easley  Director and Senior Vice
-------------------- President
 Matthew S. Easley

 /s/ Susan L. Lees   Director, Senior Vice President,
-------------------- General Counsel and Secretary
   Susan L. Lees

 */Samuel H. Pilch   Group Vice President & Controller
-------------------- (Principal Accounting Officer)
  Samuel H. Pilch

*/John C. Pintozzi   Director, Senior Vice President and
-------------------- Chief Financial Officer
 John C. Pintozzi

*/Matthew E. Winter  Director, Chief Executive Officer and
-------------------- Chairman of the Board
 Matthew E. Winter

 */Anurag Chandra    Director and Senior Vice President
--------------------
  Anurag Chandra

* By Susan L. Lees, pursuant to Power of Attorney, previously filed or filed herewith.

                               INDEX TO EXHIBITS
                                      FOR
                           POST-EFFECTIVE AMENDMENT

                 LINCOLN BENEFIT LIFE VARIABLE ANNUITY ACCOUNT

EXHIBIT NO. DESCRIPTION
----------- ------------------------------------------------------------------

    (3)(c) Form of Assignment & Delegation of Administrative Services Agreements, Underwriting Agreements, and Selling Agreements between ALFS, Inc. and Allstate Life Insurance Company, Allstate Life Insurance Company of New York, Charter National Life Insurance Company, Intramerica Life Insurance Company, Allstate Distributors, LLC & Lincoln Benefit Life Company

    10      Consent of Independent Registered Public Accounting Firm

    (99)(c) Power of Attorney for Anurag Chandra